UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2021

Date of reporting period: February 28, 2021

Item 1 – Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Austria ETF | EWO | NYSE Arca
•	iShares MSCI Belgium ETF | EWK | NYSE Arca
•	iShares MSCI France ETF | EWQ | NYSE Arca
•	iShares MSCI Netherlands ETF | EWN | NYSE Arca
•	iShares MSCI Sweden ETF | EWD | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.74%	31.29%
U.S. small cap equities (Russell 2000® Index)	41.69	51.00
International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46
Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® MSCI Austria ETF

Investment Objective

The iShares MSCI Austria ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Austrian equities, as represented by the MSCI Austria IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	37.71%	20.29%	11.20%	1.87%	20.29%	70.00%	20.33%
Fund Market	37.79	18.35	11.18	1.82	18.35	69.86	19.72
Index	38.41	20.08	11.31	1.98	20.08	70.89	21.72

Index performance through February 11, 2013 reflects the performance of the MSCI Austria Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Austria IMI 25/50 Index.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,377.10	$2.95	$1,000.00	$1,022.30	$2.51	0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	30.1%
Materials	15.5
Energy	14.1
Industrials	13.7
Utilities	11.1
Real Estate	10.1
Communication Services	2.7
Information Technology	1.8
Consumer Staples	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Erste Group Bank AG	16.5%
OMV AG	12.6
Verbund AG	9.1
Wienerberger AG	6.8
voestalpine AG	4.8
BAWAG Group AG	4.6
Raiffeisen Bank International AG	4.5
CA Immobilien Anlagen AG	4.5
ANDRITZ AG	4.4
Lenzing AG	3.9

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Belgium ETF

Investment Objective

The iShares MSCI Belgium ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Belgian equities, as represented by the MSCI Belgium IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV(a)	15.32%	22.35%	6.74%	7.00%	22.35%	38.55%	96.77%
Fund Market	10.68	14.32	5.86	6.51	14.32	32.96	87.97
Index	10.27	17.02	5.77	7.34	17.02	32.37	103.07

(a)

For financial reporting purposes, the net asset value (“NAV”) was adjusted as of the report date due to the settlement of a litigation. Accordingly, the NAV per share presented herein is different than the information previously published as of February 26, 2021.

Index performance through November 8, 2012 reflects the performance of the MSCI Belgium Investable Market Index. Index performance beginning on November 9, 2012 reflects the performance of the MSCI Belgium IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,101.50	$2.61	$1,000.00	$1,022.30	$2.51	0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	25.0%
Consumer Staples	23.2
Health Care	17.7
Materials	11.6
Real Estate	9.8
Communication Services	3.9
Information Technology	2.9
Utilities	1.9
Consumer Discretionary	1.8
Industrials	1.3
Energy	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Anheuser-Busch InBev SA/NV	20.9%
KBC Group NV	9.1
Argenx SE	7.0
UCB SA	6.4
Solvay SA	4.9
Umicore SA	4.7
Ageas SA/NV	4.7
Groupe Bruxelles Lambert SA	4.5
Sofina SA	2.8
Warehouses De Pauw CVA	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® MSCI France ETF

Investment Objective

The iShares MSCI France ETF (the “Fund”) seeks to track the investment results of an index composed of French equities, as represented by the MSCI France Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	16.68%	20.08%	10.71%	4.99%	20.08%	66.30%	62.79%
Fund Market	16.33	18.10	10.79	4.95	18.10	66.91	62.10
Index	16.88	20.28	10.68	4.97	20.28	66.09	62.41

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,166.80	$2.69	$1,000.00	$1,022.30	$2.51	0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	21.6%
Consumer Discretionary	21.3
Consumer Staples	10.8
Financials	10.0
Health Care	8.1
Information Technology	6.9
Energy	6.6
Materials	5.4
Communication Services	4.7
Utilities	3.2
Real Estate	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
LVMH Moet Hennessy Louis Vuitton SE	10.0%
TOTAL SE	6.6
Sanofi	5.9
L’Oreal SA	5.2
Schneider Electric SE	4.5
Air Liquide SA	4.1
Airbus SE	3.9
BNP Paribas SA	3.8
Vinci SA	3.1
AXA SA	2.8

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Netherlands ETF

Investment Objective

The iShares MSCI Netherlands ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Dutch equities, as represented by the MSCI Netherlands IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	25.05%	47.59%	16.41%	9.30%	47.59%	113.80%	143.37%
Fund Market	24.97	46.15	16.53	9.28	46.15	114.90	142.81
Index	25.31	48.34	16.99	9.70	48.34	119.13	152.39

Index performance through August 31, 2017 reflects the performance of the MSCI Netherlands Investable Market Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI Netherlands IMI 25/50.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,250.50	$2.79	$1,000.00	$1,022.30	$2.51	0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Information Technology	31.4%
Industrials	12.7
Consumer Staples	11.6
Consumer Discretionary	11.5
Financials	11.3
Materials	9.1
Health Care	7.4
Communication Services	1.9
Energy	1.8
Real Estate	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments (a)
ASML Holding NV	22.1%
Prosus NV	8.2
Koninklijke Philips NV	7.1
Adyen NV	6.0
ING Groep NV	4.8
Koninklijke Ahold Delhaize NV	4.2
Koninklijke DSM NV	4.2
Heineken NV	3.3
Akzo Nobel NV	3.3
Wolters Kluwer NV	3.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021	iShares® MSCI Sweden ETF

Investment Objective

The iShares MSCI Sweden ETF (the “Fund”) seeks to track the investment results of an index composed of Swedish equities, as represented by the MSCI Sweden 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	18.87%	41.97%	12.70%	6.47%	41.97%	81.82%	87.20%
Fund Market	18.62	38.92	12.70	6.46	38.92	81.78	86.98
Index	18.97	42.13	12.17	6.04	42.13	77.60	79.78

Index performance through November 30, 2016 reflects the performance of the MSCI Sweden Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Sweden 25/50 Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,188.70	$2.82	$1,000.00	$1,022.20	$2.61	0.52%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	39.3%
Financials	26.4
Information Technology	10.8
Consumer Discretionary	8.7
Consumer Staples	6.4
Materials	3.5
Communication Services	3.1
Energy	1.2
Real Estate	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Atlas Copco AB, Class A	6.9%
Volvo AB, Class B	6.6
Telefonaktiebolaget LM Ericsson, Class B	6.6
Investor AB, Class B	6.1
Nordea Bank Abp	5.3
Sandvik AB	5.2
Assa Abloy AB, Class B	4.6
Hexagon AB, Class B	4.2
Hennes & Mauritz AB, Class B	3.6
Skandinaviska Enskilda Banken AB, Class A	3.5

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E	9

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Austria ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
FACC AG(a)(b)	43,313	$438,987

Air Freight & Logistics — 2.9%
Oesterreichische Post AG(b)	40,054	1,623,826

Banks — 25.2%
BAWAG Group AG(a)(c)	49,176	2,569,050
Erste Group Bank AG(a)	278,105	9,212,117
Raiffeisen Bank International AG(a)	123,303	2,517,368

		14,298,535

Chemicals — 3.9%
Lenzing AG(a)	15,223	2,195,148

Commercial Services & Supplies — 1.5%
DO & CO AG(a)(b)	10,702	836,562

Construction & Engineering — 0.8%
Porr AG(a)(b)	25,857	480,194

Construction Materials — 6.7%
Wienerberger AG	112,370	3,775,405

Diversified Telecommunication Services — 2.6%
Telekom Austria AG	195,963	1,496,139

Electric Utilities — 10.9%
EVN AG	48,657	1,063,077
Verbund AG	66,565	5,106,345

		6,169,422

Electrical Equipment — 0.8%
Zumtobel Group AG	61,766	445,331

Electronic Equipment, Instruments & Components — 1.8%
AT&S Austria Technologie & Systemtechnik AG	34,871	1,032,765

Energy Equipment & Services — 1.5%
Schoeller-Bleckmann Oilfield Equipment AG	17,858	846,449

Food Products — 0.9%
Agrana Beteiligungs AG	23,928	511,171

Insurance — 4.4%
UNIQA Insurance Group AG	154,478	1,203,784
Vienna Insurance Group AG Wiener Versicherung Gruppe	47,616	1,285,968

		2,489,752

Security	Shares	Value

Machinery — 6.8%
ANDRITZ AG	51,100	$2,463,640
Palfinger AG	20,531	772,536
Semperit AG Holding(a)	19,471	606,210

		3,842,386

Metals & Mining — 4.7%
voestalpine AG	66,837	2,664,202

Oil, Gas & Consumable Fuels — 12.4%
OMV AG	144,856	7,008,433

Real Estate Management & Development — 10.0%
CA Immobilien Anlagen AG	58,136	2,508,603
IMMOFINANZ AG(a)	98,012	1,976,041
S IMMO AG	55,294	1,170,500

		5,655,144

Total Common Stocks — 98.6%
(Cost: $61,148,066)		55,809,851

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	3,229,610	3,231,548
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	20,000	20,000

		3,251,548

Total Short-Term Investments — 5.7%
(Cost: $3,251,187)		3,251,548

Total Investments in Securities — 104.3%
(Cost: $64,399,253)		59,061,399

Other Assets, Less Liabilities — (4.3)%		(2,455,889)

Net Assets — 100.0%		$56,605,510

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Austria ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,925,304	$307,508	(a)	$—	$(1,688)	$424	$3,231,548	3,229,610	$75,154	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	10,000	10,000	(a)	—	—	—	20,000	20,000	5		—

					$(1,688)	$424	$3,251,548		$75,159		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	17	03/19/21	$748	$24,670

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$24,670

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$202,951

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$6,609

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,247,199

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Austria ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$55,809,851	$—	$—	$55,809,851
Money Market Funds	3,251,548	—	—	3,251,548

	$59,061,399	$—	$—	$59,061,399

Derivative financial instruments(a)
Assets
Futures Contracts	$24,670	$—	$—	$24,670

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Belgium ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.7%
bpost SA(a)	23,051	$251,114

Banks — 8.7%
KBC Group NV(a)	44,812	3,242,899

Beverages — 19.8%
Anheuser-Busch InBev SA/NV	128,518	7,403,529

Biotechnology — 8.5%
Argenx SE(a)	7,411	2,497,143
Galapagos NV(a)	8,120	672,774

		3,169,917

Capital Markets — 0.7%
Gimv NV	4,359	256,611

Chemicals — 10.2%
Recticel SA	11,468	177,339
Solvay SA	14,136	1,734,702
Tessenderlo Group SA(a)	4,661	208,197
Umicore SA	28,538	1,685,554

		3,805,792

Construction & Engineering — 0.6%
Cie. d’Entreprises CFE(a)	2,117	228,182

Distributors — 1.1%
D’ieteren SA/NV	4,909	417,694

Diversified Financial Services — 9.9%
Ackermans & van Haaren NV	4,652	754,385
Groupe Bruxelles Lambert SA	16,034	1,599,003
KBC Ancora(a)	8,479	340,865
Sofina SA	2,992	996,899

		3,691,152

Diversified Telecommunication Services — 1.6%
Proximus SADP	30,216	594,154

Electric Utilities — 1.8%
Elia Group SA/NV	6,118	665,372

Electronic Equipment, Instruments & Components — 1.0%
Barco NV	14,997	370,256

Entertainment — 0.5%
Kinepolis Group NV(a)(b)	3,798	195,004

Equity Real Estate Investment Trusts (REITs) — 9.3%
Aedifica SA	6,451	806,513
Befimmo SA	5,249	214,392
Cofinimmo SA	4,900	763,674
Intervest Offices & Warehouses NV	5,556	144,656
Montea C.V.A	2,292	259,285
Retail Estates NV	2,561	195,838
Warehouses De Pauw CVA	25,484	876,627
Xior Student Housing NV	3,590	200,665

		3,461,650

Food & Staples Retailing — 1.8%
Etablissements Franz Colruyt NV	10,914	657,602

Health Care Equipment & Supplies — 0.6%
Biocartis Group NV(a)(b)(c)	17,381	93,038

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Ion Beam Applications	8,199	$141,318

		234,356

Health Care Providers & Services — 0.8%
Fagron	13,386	321,221

Health Care Technology — 0.4%
AGFA-Gevaert NV(a)	37,679	170,133

Insurance — 4.5%
Ageas SA/NV	29,651	1,672,113

IT Services — 0.4%
Econocom Group SA/NV	39,087	145,890

Media — 1.0%
Telenet Group Holding NV	9,519	381,749

Metals & Mining — 0.9%
Bekaert SA	8,761	324,340

Oil, Gas & Consumable Fuels — 0.9%
Euronav NV	37,284	332,627

Personal Products — 0.4%
Ontex Group NV(a)(b)	15,562	160,936

Pharmaceuticals — 6.4%
Mithra Pharmaceuticals SA(a)(b)	5,147	128,697
UCB SA	22,539	2,255,380

		2,384,077

Semiconductors & Semiconductor Equipment — 1.4%
Melexis NV	4,294	510,782

Textiles, Apparel & Luxury Goods — 0.5%
Sioen Industries NV(a)	3,644	118,539
Van de Velde NV	3,207	87,195

		205,734

Wireless Telecommunication Services — 0.6%
Orange Belgium SA	8,228	227,707

Total Common Stocks — 95.0% (Cost: $40,245,271)		35,482,593

Rights

Equity Real Estate Investment Trusts (REITs) — 0.0%
Xior Student Housing NV, (Expires 03/04/21)(a)	3,590	2,614

Total Rights — 0.0% (Cost: $0)		2,614

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.12%(d)(e)(f)	392,524	392,760
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(d)(e)	10,000	$10,000

		402,760

Total Short-Term Investments — 1.1% (Cost: $402,715)		402,760

Total Investments in Securities — 96.1% (Cost: $40,647,986)		35,887,967

Other Assets, Less Liabilities — 3.9%		1,465,090

Net Assets — 100.0%		$37,353,057

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Belgium ETF (Percentages shown are based on Net Assets)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,341,323	$—	$(948,130	)(a)	$(528)	$95	$392,760	392,524	$8,806	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	—	0	(a)	—	—	10,000	10,000	5		—

					$(528)	$95	$402,760		$8,811		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	41	03/19/21	$1,805	$(10,796)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$10,796

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Belgium ETF

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$15,643

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(10,053)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$668,667

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$35,482,593	$—	$—	$35,482,593
Rights	2,614	—	—	2,614
Money Market Funds	402,760	—	—	402,760

	$35,887,967	$—	$—	$35,887,967

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(10,796)	$—	$—	$(10,796)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 7.1%
Airbus SE(a)	252,911	$29,442,774
Dassault Aviation SA(a)	1,082	1,172,805
Safran SA(a)	138,003	18,970,285
Thales SA	45,947	4,374,635

		53,960,499

Auto Components — 2.1%
Cie. Generale des Etablissements Michelin SCA	72,818	10,584,282
Faurecia SE(a)	35,510	1,845,198
Valeo SA	99,003	3,513,766

		15,943,246

Automobiles — 0.5%
Renault SA(a)	82,782	3,730,349

Banks — 5.9%
BNP Paribas SA(a)	484,414	28,972,797
Credit Agricole SA(a)	496,934	7,005,918
Societe Generale SA(a)	349,139	8,702,423

		44,681,138

Beverages — 2.5%
Pernod Ricard SA	90,229	17,232,965
Remy Cointreau SA	9,727	1,865,448

		19,098,413

Building Products — 1.5%
Cie. de Saint-Gobain(a)	219,002	11,807,929

Capital Markets — 0.5%
Amundi SA(a)(b)	25,951	1,984,457
Natixis SA(a)	407,746	1,997,506

		3,981,963

Chemicals — 4.5%
Air Liquide SA	203,928	30,866,716
Arkema SA	29,748	3,303,893

		34,170,609

Construction & Engineering — 4.1%
Bouygues SA	97,666	3,978,437
Eiffage SA(a)	35,848	3,705,507
Vinci SA	224,182	23,412,525

		31,096,469

Diversified Financial Services — 0.3%
Eurazeo SE(a)	16,846	1,254,465
Wendel SE	11,608	1,334,303

		2,588,768

Diversified Telecommunication Services — 1.5%
Iliad SA	6,393	1,137,590
Orange SA	859,185	9,957,406

		11,094,996

Electric Utilities — 0.4%
Electricite de France SA(a)	267,669	3,219,076

Electrical Equipment — 5.9%
Legrand SA	114,997	10,038,835
Schneider Electric SE	231,756	34,558,370

		44,597,205

Entertainment — 2.3%
Bollore SA	379,601	1,827,373
Ubisoft Entertainment SA(a)	39,434	3,234,715

Security	Shares	Value

Entertainment (continued)
Vivendi SE	357,396	$12,393,873

		17,455,961

Equity Real Estate Investment Trusts (REITs) — 1.4%
Covivio	22,239	1,880,111
Gecina SA	19,747	2,749,234
Klepierre SA	84,352	2,001,655
Unibail-Rodamco-Westfield	59,791	4,413,969

		11,044,969

Food & Staples Retailing — 0.6%
Carrefour SA	264,098	4,630,520

Food Products — 2.4%
Danone SA	266,134	18,238,468

Health Care Equipment & Supplies — 0.3%
BioMerieux	17,911	2,287,087

Health Care Providers & Services — 0.4%
Orpea SA(a)	22,402	2,705,015

Hotels, Restaurants & Leisure — 1.1%
Accor SA(a)	78,378	3,287,873
La Francaise des Jeux SAEM(b)	36,773	1,668,905
Sodexo SA(a)	38,201	3,673,302

		8,630,080

Household Durables — 0.2%
SEB SA	9,751	1,759,978

Insurance — 3.2%
AXA SA	832,977	21,030,202
CNP Assurances(a)	74,181	1,342,510
SCOR SE(a)	67,839	2,262,785

		24,635,497

IT Services — 3.9%
Atos SE(a)	42,638	3,344,344
Capgemini SE	69,337	11,206,070
Edenred	106,195	5,915,197
Worldline SA(a)(b)	102,082	9,144,346

		29,609,957

Life Sciences Tools & Services — 1.4%
Eurofins Scientific SE(a)	57,110	5,104,733
Sartorius Stedim Biotech	11,938	5,245,505

		10,350,238

Machinery — 0.8%
Alstom SA(a)	114,259	5,733,344

Media — 0.9%
Publicis Groupe SA	95,956	5,653,521
SES SA	164,057	1,317,460

		6,970,981

Metals & Mining — 1.0%
ArcelorMittal SA(a)	308,710	7,253,678

Multi-Utilities — 2.7%
Engie SA(a)	786,583	11,538,207
Suez SA	148,874	3,117,131
Veolia Environnement SA	232,085	6,296,101

		20,951,439

Oil, Gas & Consumable Fuels — 6.6%
TOTAL SE	1,084,607	50,520,530

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI France ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products — 5.2%
L’Oreal SA	108,393	$39,838,614

Pharmaceuticals — 6.1%
Ipsen SA	16,240	1,392,661
Sanofi	487,558	44,858,278

		46,250,939

Professional Services — 1.6%
Bureau Veritas SA(a)	126,515	3,438,296
Teleperformance	25,300	9,000,848

		12,439,144

Semiconductors & Semiconductor Equipment — 1.4%
STMicroelectronics NV	274,506	10,652,256

Software — 1.6%
Dassault Systemes SE	56,902	11,872,728

Textiles, Apparel & Luxury Goods — 17.4%
EssilorLuxottica SA	122,492	20,071,905
Hermes International	13,611	15,252,216
Kering SA	32,633	20,791,254
LVMH Moet Hennessy Louis Vuitton SE	119,471	76,132,293

		132,247,668

Transportation Infrastructure — 0.6%
Aeroports de Paris(a)	12,794	1,633,688
Getlink SE(a)	189,498	3,121,272

		4,754,960

Total Common Stocks — 99.9%
(Cost: $800,493,150)		760,804,711

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	260,000	$260,000

Total Short-Term Investments — 0.0%

(Cost: $260,000)		260,000

Total Investments in Securities — 99.9%

(Cost: $800,753,150)		761,064,711

Other Assets, Less Liabilities — 0.1%		872,204

Net Assets — 100.0%		$761,936,915

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$8,568,912	$—	$(8,564,588	)(b)	$(5,094)	$770	$—	—	$102,158	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	529,000	—	(269,000	)(b)	—	—	260,000	260,000	164		—

					$(5,094)	$770	$260,000		$102,322		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI France ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	14	03/19/21	$968	$(13,062)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$13,062

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$356,610

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts. . . . . . . . . . . .	$(4,520)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,151,678

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$760,804,711	$—	$—	$760,804,711
Money Market Funds	260,000	—	—	260,000

	$761,064,711	$—	$—	$761,064,711

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(13,062)	$—	$—	$ (13,062)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.6%
PostNL NV(a)	435,152	$1,860,804

Banks — 6.1%
ABN AMRO Bank NV, CVA(a)(b)	250,368	2,893,096
ING Groep NV	1,354,840	14,864,678
Van Lanschot Kempen NV(a)	44,714	1,164,174

		18,921,948

Beverages — 6.2%
Coca-Cola European Partners PLC	104,287	5,313,423
Heineken Holding NV	42,052	3,634,241
Heineken NV	103,801	10,293,681

		19,241,345

Biotechnology — 0.4%
Pharming Group NV(a)(c)	836,301	1,116,612

Capital Markets — 0.4%
Flow Traders(b)	33,941	1,391,654

Chemicals — 8.7%
Akzo Nobel NV	97,591	10,135,091
Corbion NV	37,814	2,161,825
Koninklijke DSM NV	77,256	12,804,748
OCI NV(a)	79,354	1,714,494

		26,816,158

Construction & Engineering — 1.6%
Arcadis NV(a)	54,236	1,859,086
Boskalis Westminster(a)	58,989	1,824,389
Koninklijke BAM Groep NV(a)	438,467	1,183,638

		4,867,113

Distributors — 0.2%
B&S Group Sarl(a)(b)	49,840	494,856

Diversified Financial Services — 0.0%
SNS REAAL NV(a)(c)(d)	68,952	1

Diversified Telecommunication Services — 1.9%
Koninklijke KPN NV	1,742,655	5,728,055

Electrical Equipment — 2.1%
Alfen Beheer BV(a)(b)	16,954	1,446,687
SIF Holding NV(a)	21,560	412,432
Signify NV(a)(b)	71,975	3,149,445
TKH Group NV	32,371	1,623,542

		6,632,106

Energy Equipment & Services — 1.1%
Fugro NV(a)	138,978	1,481,955
SBM Offshore NV	106,723	1,902,300

		3,384,255

Equity Real Estate Investment Trusts (REITs) — 1.3%
Eurocommercial Properties NV(a)	58,694	1,253,873
NSI NV	28,358	1,149,659
Vastned Retail NV	20,913	615,567
Wereldhave NV(a)(c)	57,815	974,041

		3,993,140

Food & Staples Retailing — 4.6%
Koninklijke Ahold Delhaize NV	492,877	13,065,869
Sligro Food Group NV(a)	44,910	1,079,333

		14,145,202

Security	Shares	$ Value

Food Products — 0.8%
ForFarmers NV	56,377	$373,630
JDE Peet’s NV(a)	52,029	2,125,092

		2,498,722

Health Care Equipment & Supplies — 7.1%
Koninklijke Philips NV(a)	398,969	21,770,292

Hotels, Restaurants & Leisure — 0.5%
Basic-Fit NV(a)(b)	36,985	1,582,457

Household Durables — 0.3%
TomTom NV(a)	110,556	1,044,020

Insurance — 4.7%
Aegon NV	924,974	4,441,533
ASR Nederland NV	78,688	3,304,698
NN Group NV	143,261	6,642,605

		14,388,836

Internet & Direct Marketing Retail — 10.1%
Just Eat Takeaway.com NV(a)(b)	60,800	5,895,067
Prosus NV	212,185	25,255,367

		31,150,434

IT Services — 6.0%
Adyen NV(a)(b)	7,988	18,577,218

Leisure Products — 0.3%
Accell Group NV(a)	29,109	1,081,175

Machinery — 0.9%
Aalberts NV	57,674	2,704,982

Metals & Mining — 0.4%
AMG Advanced Metallurgical Group NV	35,621	1,307,912

Oil, Gas & Consumable Fuels — 0.7%
Koninklijke Vopak NV	43,935	2,107,001

Professional Services — 5.1%
Brunel International NV(a)	38,515	421,681
Intertrust NV(a)(b)	85,590	1,402,503
Randstad NV(a)	62,368	4,189,364
Wolters Kluwer NV	122,199	9,741,995

		15,755,543

Semiconductors & Semiconductor Equipment — 25.2%
ASM International NV	23,526	6,385,090
ASML Holding NV	120,660	68,153,811
BE Semiconductor Industries NV	42,875	3,246,360

		77,785,261

Software — 0.2%
CM.Com(a)	17,016	561,789

Trading Companies & Distributors — 2.3%
AerCap Holdings NV(a)	73,044	3,519,260
IMCD NV	30,247	3,742,972

		7,262,232

Total Common Stocks — 99.8%
(Cost: $264,812,875)		308,171,123

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Netherlands ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	1,714,120	$1,715,149
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	100,000	100,000

		1,815,149

Total Short-Term Investments — 0.6% (Cost: $1,814,689)		1,815,149

Total Investments in Securities — 100.4% (Cost: $266,627,564)		309,986,272

Other Assets, Less Liabilities — (0.4)%		(1,305,457)

Net Assets — 100.0%		$308,680,815

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,761,800	$—		$(2,044,751	)(a)	$(1,787)	$(113)	$1,715,149	1,714,120	$37,699	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	10,000	(a)	—		—	—	100,000	100,000	48		—

						$(1,787)	$(113)	$1,815,149		$37,747		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	9	03/19/21	$396	$(2,258)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,258

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Netherlands ETF

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$62,973

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(7,740)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$666,146

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$308,171,122	$—	$1	$308,171,123
Money Market Funds	1,815,149	—	—	1,815,149

	$309,986,271	$—	$1	$309,986,272

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,258)	$—	$—	$(2,258)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Sweden ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 14.6%
Nordea Bank Abp	2,572,883	$23,376,202
Skandinaviska Enskilda Banken AB, Class A(a)	1,332,027	15,410,100
Svenska Handelsbanken AB, Class A(a)	1,281,636	13,582,128
Swedbank AB, Class A	745,711	13,140,337

		65,508,767

Building Products — 5.8%
Assa Abloy AB, Class B	796,440	20,071,945
Nibe Industrier AB, Class B	187,819	5,931,880

		26,003,825

Capital Markets — 0.8%
EQT AB	128,267	3,596,014

Commercial Services & Supplies — 0.9%
Securitas AB, Class B	279,116	4,301,326

Communications Equipment — 6.5%
Telefonaktiebolaget LM Ericsson, Class B	2,314,347	29,039,199

Construction & Engineering — 1.6%
Skanska AB, Class B	290,859	7,091,335

Diversified Financial Services — 10.5%
Industrivarden AB, Class A(a)	84,526	3,018,750
Industrivarden AB, Class C(a)	142,902	4,744,630
Investor AB, Class B	361,334	26,876,047
Kinnevik AB, Class B	194,181	9,070,919
L E Lundbergforetagen AB, Class B(a)	65,329	3,267,966

		46,978,312

Diversified Telecommunication Services — 1.9%
Telia Co. AB	2,068,167	8,398,135

Electronic Equipment, Instruments & Components — 4.1%
Hexagon AB, Class B	220,553	18,473,719

Food & Staples Retailing — 0.9%
ICA Gruppen AB	85,721	4,091,088

Hotels, Restaurants & Leisure — 3.0%
Evolution Gaming Group AB(b)	106,917	13,383,558

Household Durables — 2.1%
Electrolux AB, Series B	200,892	4,769,932
Husqvarna AB, Class B	374,928	4,610,667

		9,380,599

Household Products — 3.2%
Essity AB, Class B	474,385	14,333,033

Industrial Conglomerates — 0.6%
Investment AB Latour, Class B(c)	119,073	2,725,889

Machinery — 29.6%
Alfa Laval AB(a)	266,730	8,297,109
Atlas Copco AB, Class A	532,368	30,553,757
Atlas Copco AB, Class B	310,736	15,144,500

Security	Shares	Value

Machinery (continued)
Epiroc AB, Class A	546,915	$11,667,381
Epiroc AB, Class B	323,564	6,401,869
Sandvik AB(a)	845,444	22,816,652
SKF AB, Class B	321,594	8,809,274
Volvo AB, Class B(a)	1,129,623	29,087,446

		132,777,988

Metals & Mining — 2.0%
Boliden AB	230,419	9,175,505

Oil, Gas & Consumable Fuels — 1.2%
Lundin Energy AB	164,567	5,350,323

Paper & Forest Products — 1.3%
Svenska Cellulosa AB SCA, Class B(a)	352,516	6,095,517

Real Estate Management & Development — 0.6%
Fastighets AB Balder, Class B(a)	58,679	2,827,735

Specialty Retail — 3.5%
Hennes & Mauritz AB, Class B(a)	659,160	15,615,628

Tobacco — 2.2%
Swedish Match AB	135,172	9,770,888

Wireless Telecommunication Services — 1.1%
Tele2 AB, Class B	410,522	5,207,214

Total Common Stocks — 98.0% (Cost: $389,495,968)		440,125,597

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	222,577	222,711
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	220,000	220,000

		442,711

Total Short-Term Investments — 0.1% (Cost: $442,711)		442,711

Total Investments in Securities — 98.1% (Cost: $389,938,679)		440,568,308

Other Assets, Less Liabilities — 1.9%		8,515,090

Net Assets — 100.0%		$449,083,398

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Sweden ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,686,386	$—		$(3,462,473	)(a)	$(2,003)	$801	$222,711	222,577	$1,828	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	140,000	(a)	—		—	—	220,000	220,000	62		—

						$(2,003)	$801	$442,711		$1,890		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMXS 30 Index	365	03/19/21	$8,712	$(113,542)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,149,054	EUR	945,218	SCB	03/19/21	$1,296

SEK	3,200,805	USD	384,437	SCB	03/19/21	(3,320)
USD	8,124,274	SEK	68,392,980	SCB	03/19/21	(19,222)

						(22,542)

	Net unrealized depreciation					$(21,246)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Equity Contracts	Foreign Currency Exchange Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$1,296	$1,296

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$113,542	$—	$113,542
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$22,542	$22,542

	$113,542	$22,542	$136,084

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Sweden ETF

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Equity Contracts	Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$1,350,942	$—	$1,350,942
Forward foreign currency exchange contracts	—	(753,638)	(753,638)

	$1,350,942	$(753,638)	$597,304

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(136,377)	$—	$(136,377)
Forward foreign currency exchange contracts	—	584,756	584,756

	$(136,377)	$584,756	$448,379

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,750,388
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$289,693
Average amounts sold — in USD	$9,159,663

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments—Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$113,542
Forward foreign currency exchange contracts	1,296	22,542

Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,296	136,084
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(113,542)

Total derivative assets and liabilities subject to an MNA	1,296	22,542

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Assets
Standard Chartered Bank	$1,296	$(1,296)	$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Liabilities(b)
Standard Chartered Bank	$22,542	$(1,296)	$21,246

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Sweden ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$440,125,597	$—	$—	$440,125,597
Money Market Funds	442,711	—	—	442,711

	$440,568,308	$—	$—	$440,568,308

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,296	$—	$1,296
Liabilities
Forward Foreign Currency Exchange Contracts	—	(22,542)	—	(22,542)
Futures Contracts	(113,542)	—	—	(113,542)

	$(113,542)	$(21,246)	$—	$(134,788)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Statements of Assets and Liabilities (unaudited) February 28, 2021

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF
ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$55,809,851	$35,485,207	$760,804,711	$308,171,123
Affiliated(c)	3,251,548	402,760	260,000	1,815,149
Cash	1,141	6,666	4,501	7,219
Foreign currency, at value(d)	29,399	1,713,704	890,711	359,042
Foreign currency collateral pledged:
Futures contracts(e)	75,256	4,855	94,676	31,559
Receivables:
Investments sold	593,196	1,250,976	668,738	18,878,384
Securities lending income — Affiliated	12,129	1,719	721	3,208
Capital shares sold	—	—	—	43,849
Dividends	—	—	—	—
Tax reclaims	671,037	31,677	—	—

Total assets	60,443,557	38,904,880	762,724,058	329,309,533

LIABILITIES
Collateral on securities loaned, at value	3,233,704	394,567	—	1,717,447
Payables:
Investments purchased	569,527	1,131,291	475,117	18,784,332
Variation margin on futures contracts	12,563	11,456	13,665	5,316
Investment advisory fees	22,253	14,509	298,361	121,623

Total liabilities	3,838,047	1,551,823	787,143	20,628,718

NET ASSETS	$56,605,510	$37,353,057	$761,936,915	$308,680,815

NET ASSETS CONSIST OF:
Paid-in capital	$104,597,685	$59,621,295	$808,529,033	$273,766,278
Accumulated earnings (loss)	(47,992,175)	(22,268,238)	(46,592,118)	34,914,537

NET ASSETS	$56,605,510	$37,353,057	$761,936,915	$308,680,815

Shares outstanding	2,650,000	1,840,000	22,400,000	7,000,000

Net asset value	$21.36	$20.30	$34.02	$44.10

Shares authorized	100 million	136.2 million	340.2 million	255 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$3,009,254	$362,988	$—	$1,639,134
(b) Investments, at cost — Unaffiliated	$61,148,066	$40,245,271	$800,493,150	$264,812,875
(c) Investments, at cost — Affiliated	$3,251,187	$402,715	$260,000	$1,814,689
(d) Foreign currency, at cost	$21,458	$1,713,620	$883,272	$358,521
(e) Foreign currency collateral pledged, at cost	$81,084	$4,893	$101,768	$31,672

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued) February 28, 2021

iShares MSCI Sweden ETF
ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$440,125,597
Affiliated(c)	442,711
Cash	1,133
Foreign currency, at value(d)	1,521,451
Foreign currency collateral pledged:
Futures contracts(e)	1,161,296
Receivables:
Investments sold	1,566,643
Securities lending income — Affiliated	55
Dividends	142,456
Tax reclaims	496,417
Foreign withholding tax claims	16,694,381
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,296

Total assets	462,153,436

LIABILITIES
Collateral on securities loaned, at value	226,115
Payables:
Investments purchased	1,925,150
Variation margin on futures contracts	146,092
Investment advisory fees	170,683
Professional fees	1,709,438
IRS compliance fee for foreign withholding tax claims	8,870,018
Unrealized depreciation on:
Forward foreign currency exchange contracts	22,542

Total liabilities	13,070,038

NET ASSETS	$449,083,398

NET ASSETS CONSIST OF:
Paid-in capital	$437,041,524
Accumulated earnings	12,041,874

NET ASSETS	$449,083,398

Shares outstanding	10,650,000

Net asset value	$42.17
Shares authorized	63.6 million

Par value	$0.001

(a) Securities loaned, at value	$208,391
(b) Investments, at cost — Unaffiliated	$389,495,968
(c) Investments, at cost — Affiliated	$442,711
(d) Foreign currency, at cost	$1,485,280
(e) Foreign currency collateral pledged, at cost	$1,257,840

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited) Six Months Ended February 28, 2021

	iShares MSCI Austria ETF	iShares MSCI Belgium ETF	iShares MSCI France ETF	iShares MSCI Netherlands ETF
INVESTMENT INCOME
Dividends — Unaffiliated	$578,535	$201,075	$3,929,341	$895,923
Dividends — Affiliated	5	5	164	48
Securities lending income — Affiliated — net	75,154	8,806	102,158	37,699
Foreign taxes withheld	(77,348)	(30,190)	(565,041)	(118,547)

Total investment income	576,346	179,696	3,466,622	815,123

EXPENSES
Investment advisory fees	123,659	82,125	2,082,076	630,159

Total expenses	123,659	82,125	2,082,076	630,159

Net investment income	452,687	97,571	1,384,546	184,964

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,278,526)	(744,685)	(1,425,973)	1,206,702
Investments — Affiliated	(1,688)	(528)	(5,094)	(1,787)
In-kind redemptions — Unaffiliated	686,880	785,008	50,953,325	14,100,975
Futures contracts	202,951	15,643	356,610	62,973
Foreign currency transactions	23,817	6,342	(43,966)	13,124
Litigation proceeds	—	1,685,553 (a)	—	—

Net realized gain (loss)	(366,566)	1,747,333	49,834,902	15,381,987

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	16,118,970	2,410,444	79,269,183	43,071,905
Investments — Affiliated	424	95	770	(113)
Futures contracts	6,609	(10,053)	(4,520)	(7,740)
Foreign currency translations	(7,190)	(3,871)	(35,495)	(13,200)

Net change in unrealized appreciation (depreciation)	16,118,813	2,396,615	79,229,938	43,050,852

Net realized and unrealized gain	15,752,247	4,143,948	129,064,840	58,432,839

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,204,934	$4,241,519	$130,449,386	$58,617,803

(a)	Represents proceeds from settlement of litigation where the Fund was able to recover a portion of investment losses previously realized.

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued) Six Months Ended February 28, 2021

iShares MSCI Sweden ETF
INVESTMENT INCOME
Dividends — Unaffiliated	$2,931,708
Dividends — Affiliated	62
Securities lending income — Affiliated — net	1,828
Foreign taxes withheld	(440,573)
Foreign withholding tax claims	407,729

Total investment income	2,900,754

EXPENSES
Investment advisory fees	895,531
Professional fees	40,773

Total expenses	936,304

Net investment income	1,964,450

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,342,234)
Investments — Affiliated	(2,003)
Futures contracts	1,350,942
Forward foreign currency exchange contracts	(753,638)
Foreign currency transactions	62,974

Net realized loss	(683,959)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	63,210,696
Investments — Affiliated	801
Futures contracts	(136,377)
Forward foreign currency exchange contracts	584,756
Foreign currency translations	231,882
Net change in unrealized appreciation (depreciation)	63,891,758

Net realized and unrealized gain	63,207,799

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,172,249

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	iShares MSCI Austria ETF		iShares MSCI Belgium ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$452,687	$183,431	$97,571	$539,519
Net realized gain (loss)	(366,566)	(8,074,786)	1,747,333	(1,341,988)
Net change in unrealized appreciation (depreciation)	16,118,813	(5,757,287)	2,396,615	467,996

Net increase (decrease) in net assets resulting from operations	16,204,934	(13,648,642)	4,241,519	(334,473)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(533,753)	(418,122)	(294,046)	(830,721)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(2,170,002)	2,404,148	720,848	(13,455,384)

NET ASSETS
Total increase (decrease) in net assets	13,501,179	(11,662,616)	4,668,321	(14,620,578)
Beginning of period	43,104,331	54,766,947	32,684,736	47,305,314

End of period	$56,605,510	$43,104,331	$37,353,057	$32,684,736

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI France ETF		iShares MSCI Netherlands ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,384,546	$9,197,861	$184,964	$1,868,717
Net realized gain	49,834,902	28,873,449	15,381,987	9,063,376
Net change in unrealized appreciation (depreciation)	79,229,938	(43,250,640)	43,050,852	7,091,637

Net increase (decrease) in net assets resulting from operations	130,449,386	(5,179,330)	58,617,803	18,023,730

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,439,094)	(6,248,852)	(853,577)	(1,766,500)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(249,007,897)	(232,837,366)	63,397,867	38,219,101

NET ASSETS
Total increase (decrease) in net assets	(122,997,605)	(244,265,548)	121,162,093	54,476,331
Beginning of period	884,934,520	1,129,200,068	187,518,722	133,042,391

End of period	$761,936,915	$884,934,520	$308,680,815	$187,518,722

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets (continued)

Statements of Changes in Net Assets (continued)

	iShares MSCI Sweden ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,964,450	$2,183,048
Net realized loss	(683,959)	(20,139,204)
Net change in unrealized appreciation (depreciation)	63,891,758	57,712,445

Net increase in net assets resulting from operations	65,172,249	39,756,289

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,740,217)	(3,366,893)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	140,148,409	4,597,755

NET ASSETS
Total increase in net assets	202,580,441	40,987,151
Beginning of period	246,502,957	205,515,806

End of period	$449,083,398	$246,502,957

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (For a share outstanding throughout each period)

	iShares MSCI Austria ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$15.67		$18.89	$22.88	$22.87	$15.58	$15.59

Net investment income(a)	0.16		0.06	0.48	0.58	0.53	0.38
Net realized and unrealized gain (loss)(b)	5.72		(3.16)	(3.69)	0.11	7.13	(0.06)

Net increase (decrease) from investment operations	5.88		(3.10)	(3.21)	0.69	7.66	0.32

Distributions(c)
From net investment income	(0.19)		(0.12)	(0.78)	(0.68)	(0.37)	(0.33)

Total distributions	(0.19)		(0.12)	(0.78)	(0.68)	(0.37)	(0.33)

Net asset value, end of period	$21.36		$15.67	$18.89	$22.88	$22.87	$15.58

Total Return
Based on net asset value	37.71	%(d)	(16.58)%	(14.07)%	3.03%	49.52%	2.11%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.51%	0.49%	0.47%	0.49%	0.48%

Net investment income	1.84	%(e)	0.32%	2.34%	2.37%	2.75%	2.47%

Supplemental Data
Net assets, end of period (000)	$56,606		$43,104	$54,767	$146,463	$233,322	$60,780

Portfolio turnover rate(f)	5	%(d)	16%	17%	19%	18%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares MSCI Belgium ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$17.76		$18.48	$19.70	$20.59	$18.16	$17.00

Net investment income(a)	0.06		0.24	0.44	0.50	0.43	0.34
Net realized and unrealized gain (loss)(b)	2.66		(0.60)	(1.22)	(0.77)	2.51	1.05

Net increase (decrease) from investment operations	2.72		(0.36)	(0.78)	(0.27)	2.94	1.39

Distributions(c)
From net investment income	(0.18)		(0.36)	(0.44)	(0.62)	(0.51)	(0.23)

Total distributions	(0.18)		(0.36)	(0.44)	(0.62)	(0.51)	(0.23)

Net asset value, end of period	$20.30		$17.76	$18.48	$19.70	$20.59	$18.16

Total Return
Based on net asset value	15.32	%(d)(e)	(2.02)%	(3.80)%	(1.34)%	16.44%	8.20%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.51%	0.49%	0.47%	0.49%	0.48%

Net investment income	0.60	%(f)	1.34%	2.43%	2.40%	2.31%	1.92%

Supplemental Data
Net assets, end of period (000)	$37,353		$32,685	$47,305	$59,903	$74,128	$132,203

Portfolio turnover rate(g)	6	%(d)	18%	11%	13%	8%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from a settlement of litigation. Excluding the payment, the Fund’s total return is 10.15%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI France ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$29.30		$29.41	$31.10	$29.64	$23.84	$25.01

Net investment income(a)	0.05		0.32	0.83	0.80	0.69	0.67
Net realized and unrealized gain (loss)(b)	4.83		(0.18)	(1.67)	1.40	5.69	(1.14)

Net increase (decrease) from investment operations	4.88		0.14	(0.84)	2.20	6.38	(0.47)

Distributions(c)
From net investment income	(0.16)		(0.25)	(0.85)	(0.74)	(0.58)	(0.70)

Total distributions	(0.16)		(0.25)	(0.85)	(0.74)	(0.58)	(0.70)

Net asset value, end of period	$34.02		$29.30	$29.41	$31.10	$29.64	$23.84

Total Return
Based on net asset value	16.68	%(d)	0.50%	(2.64)%	7.46%	26.93%	(1.87)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.51%	0.50%	0.47%	0.49%	0.48%

Net investment income	0.33	%(e)	1.09%	2.84%	2.53%	2.57%	2.77%

Supplemental Data
Net assets, end of period (000)	$761,937		$884,935	$1,129,200	$939,218	$640,201	$329,054

Portfolio turnover rate(f)	2	%(d)	2%	2%	4%	6%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Netherlands ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$35.38		$30.58	$31.12	$30.56	$24.78	$24.48

Net investment income(a)	0.03		0.33	0.88	0.62	0.46	0.71
Net realized and unrealized gain (loss)(b)	8.82		4.80	(0.56)	0.62	5.98	0.08

Net increase from investment operations	8.85		5.13	0.32	1.24	6.44	0.79

Distributions(c)
From net investment income	(0.13)		(0.33)	(0.86)	(0.68)	(0.66)	(0.49)

Total distributions	(0.13)		(0.33)	(0.86)	(0.68)	(0.66)	(0.49)

Net asset value, end of period	$44.10		$35.38	$30.58	$31.12	$30.56	$24.78

Total Return
Based on net asset value	25.05	%(d)	16.88%	1.16%	4.08%	26.44%	3.32%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.51%	0.50%	0.47%	0.49%	0.48%

Net investment income	0.15	%(e)	1.03%	2.97%	1.95%	1.74%	2.97%

Supplemental Data
Net assets, end of period (000)	$308,681		$187,519	$133,042	$129,168	$192,540	$184,587

Portfolio turnover rate(f)	27	%(d)	19%	13%	7%	14%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares MSCI Sweden ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$35.73		$28.25	$31.85	$34.68	$28.54	$30.26

Net investment income(a)	0.21		0.34	0.95	1.14	0.86	1.05
Net realized and unrealized gain (loss)(b)	6.52		7.65	(3.58)	(2.19)	6.04	(1.63)

Net increase (decrease) from investment operations	6.73		7.99	(2.63)	(1.05)	6.90	(0.58)

Distributions(c)
From net investment income	(0.29)		(0.51)	(0.97)	(1.78)	(0.76)	(1.14)

Total distributions	(0.29)		(0.51)	(0.97)	(1.78)	(0.76)	(1.14)

Net asset value, end of period	$42.17		$35.73	$28.25	$31.85	$34.68	$28.54

Total Return
Based on net asset value	18.87	%(d)	28.51%	(8.41)%	(2.88)%	24.30%	(1.91)%

Ratios to Average Net Assets
Total expenses	0.52	%(e)	0.55%	0.55%	0.53%	0.53%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	0.50	%(e)	0.51%	0.49%	0.47%	0.49%	0.48%

Net investment income	1.10	%(e)	1.09%	3.16%	3.34%	2.74%	3.65%

Supplemental Data
Net assets, end of period (000)	$449,083		$246,503	$205,516	$248,468	$460,315	$284,709

Portfolio turnover rate(f)	3	%(d)	8%	4%	5%	9%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Notes to Financial Statements  (unaudited)

1. ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Austria	Non-diversified
MSCI Belgium	Non-diversified
MSCI France	Non-diversified
MSCI Netherlands	Non-diversified
MSCI Sweden	Non-diversified

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (unaudited) (continued)

exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
MSCI Austria
Barclays Capital Inc.	$813,189	$813,189	$—	$—
BofA Securities, Inc	78,686	78,686	—	—
Citigroup Global Markets Inc	422,951	422,951	—	—
Morgan Stanley & Co. LLC	1,694,428	1,694,428	—	—

	$3,009,254	$3,009,254	$—	$—

MSCI Belgium
BofA Securities, Inc	$117,425	$117,425	$—	$—
Citigroup Global Markets Inc	6,919	6,919	—	—
Goldman Sachs & Co	9,052	9,052	—	—
JPMorgan Securities LLC	34,590	34,590	—	—
Morgan Stanley & Co. LLC	195,002	195,002	—	—

	$362,988	$362,988	$—	$—

MSCI Netherlands
Credit Suisse AG	$1,480,348	$1,480,348	$—	$—
Deutsche Bank Securities Inc	8,011	8,011	—	—
Morgan Stanley & Co. LLC	68,136	68,136	—	—
UBS AG	82,639	82,639	—	—

	$1,639,134	$1,639,134	$—	$—

MSCI Sweden
Morgan Stanley & Co. LLC	$208,391	$208,391	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements  (unaudited) (continued)

Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the statement of assets and liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the statement of assets and liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited) (continued)

Notes to Financial Statements (unaudited) (continued)

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% . The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Austria	$17,136
MSCI Belgium	2,071
MSCI France	24,016
MSCI Netherlands	8,842
MSCI Sweden	653

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Austria	$247,155	$602,302	$(286,218)
MSCI Belgium	1,169,219	689,296	(73,953)
MSCI France	1,918,567	1,316,892	(449,044)
MSCI Netherlands	25,625,269	6,419,741	(400,402)
MSCI Sweden	2,291,022	898,441	(257,372)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

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Notes to Financial Statements  (unaudited) (continued)

Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Austria	$3,059,717	$2,237,063
MSCI Belgium	2,051,316	2,286,859
MSCI France	17,658,095	20,861,970
MSCI Netherlands	65,360,142	65,522,061
MSCI Sweden	11,575,114	9,911,739

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Austria	$—	$2,139,436
MSCI Belgium	7,824,664	7,092,989
MSCI France	58,643,738	307,048,654
MSCI Netherlands	107,389,276	44,164,528
MSCI Sweden	136,675,208	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Austria	$41,739,653
MSCI Belgium	18,501,985
MSCI France	50,747,309
MSCI Netherlands	23,177,633
MSCI Sweden	36,604,434

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Austria	$65,064,056	$4,230,480	$(10,208,467)	$(5,977,987)
MSCI Belgium	41,491,653	3,761,183	(9,375,665)	(5,614,482)
MSCI France	807,301,080	73,700,149	(119,949,580)	(46,249,431)
MSCI Netherlands	267,377,567	51,277,396	(8,670,949)	42,606,447
MSCI Sweden	393,370,607	67,679,034	(20,616,121)	47,062,913

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

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Notes to Financial Statements  (unaudited) (continued)

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20
iShares ETF	Shares	Amount	Shares	Amount
MSCI Austria
Shares sold	—	$—	2,000,000	$36,144,704
Shares redeemed	(100,000)	(2,170,002)	(2,150,000)	(33,740,556)

Net increase (decrease)	(100,000)	$(2,170,002)	(150,000)	$2,404,148

MSCI Belgium
Shares sold	400,000	$7,857,692	240,000	$4,113,227
Shares redeemed	(400,000)	(7,136,844)	(960,000)	(17,568,611)

Net increase (decrease)	—	$720,848	(720,000)	$(13,455,384)

MSCI France
Shares sold	2,000,000	$59,114,400	13,600,000	$404,731,082
Shares redeemed	(9,800,000)	(308,122,297)	(21,800,000)	(637,568,448)

Net decrease	(7,800,000)	$(249,007,897)	(8,200,000)	$(232,837,366)

MSCI Netherlands
Shares sold	2,800,000	$107,736,934	4,600,000	$150,728,480
Shares redeemed	(1,100,000)	(44,339,067)	(3,650,000)	(112,509,379)

Net increase	1,700,000	$63,397,867	950,000	$38,219,101

MSCI Sweden
Shares sold	3,750,000	$140,148,409	3,225,000	$105,874,093
Shares redeemed	—	—	(3,600,000)	(101,276,338)

Net increase (decrease)	3,750,000	$140,148,409	(375,000)	$4,597,755

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (unaudited) (continued)

11. FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Sweden ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Swedish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities. Collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 28, 2021, is $8,815,525 or $0.83 per share.

The Fund is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Austria ETF, iShares MSCI Belgium ETF, iShares MSCI France ETF, iShares MSCI Netherlands ETF and iShares MSCI Sweden ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	47

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	49

Glossary of Terms Used in this Report

Counterparty Abbreviations

SCB	Standard Chartered Bank

Currency Abbreviations

EUR	Euro

SEK	Swedish Krona

USD	United States Dollar

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Want to know more?

iShares.com     |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-802-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Eurozone ETF | EZU | Cboe BZX

•	iShares MSCI Germany ETF | EWG | NYSE Arca

•	iShares MSCI Italy ETF | EWI | NYSE Arca

•	iShares MSCI Spain ETF | EWP | NYSE Arca

•	iShares MSCI Switzerland ETF | EWL | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® MSCI Eurozone ETF

Investment Objective

The iShares MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization equities from developed market countries that use the euro as their official currency, as represented by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	15.35%	24.11%	9.87%	4.37%	24.11%	60.13%	53.44%
Fund Market	15.32	22.26	9.99	4.32	22.26	60.97	52.65
Index	14.82	23.56	9.86	4.41	23.56	60.03	53.95

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,153.50	$ 3.90		$ 1,000.00	$ 1,021.20	$ 3.66		0.73%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Consumer Discretionary	17.1%
Industrials	14.8
Financials	14.8
Information Technology	13.2
Health Care	8.0
Consumer Staples	7.5
Materials	7.4
Utilities	6.8
Communication Services	4.5
Energy	4.1
Real Estate	1.8

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
France	33.8%
Germany	28.3
Netherlands	14.3
Spain	7.5
Italy	6.6
Finland	3.2
Belgium	2.6
Ireland	2.1
Austria	0.6
Portugal	0.5

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Fund Summary as of February 28, 2021	iShares® MSCI Germany ETF

Investment Objective

The iShares MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of German equities, as represented by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.01%	26.72%	9.01%	4.54%	26.72%	53.93%	55.89%
Fund Market	7.69	24.96	9.07	4.47	24.96	54.36	54.86
Index	8.23	26.97	9.20	4.69	26.97	55.26	58.15

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,080.10	$ 2.58		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(	a)
Consumer Discretionary	20.0%
Industrials	16.1
Financials	14.4
Information Technology	13.7
Health Care	11.1
Materials	8.9
Communication Services	5.1
Real Estate	4.5
Utilities	3.7
Consumer Staples	2.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
SAP SE	8.7%
Siemens AG	8.0
Allianz SE	6.7
BASF SE	5.1
Daimler AG	4.6
adidas AG	4.5
Deutsche Telekom AG	4.1
Bayer AG	4.0
Infineon Technologies AG	3.8
Deutsche Post AG	3.3

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® MSCI Italy ETF

Investment Objective

The iShares MSCI Italy ETF (the “Fund”) seeks to track the investment results of an index composed of Italian equities, as represented by the MSCI Italy 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	17.73%	13.94%	9.18%	0.84%	13.94%	55.16%	8.69%
Fund Market	17.20	11.86	9.29	0.81	11.86	55.93	8.36
Index	17.99	14.39	9.33	0.90	14.39	56.21	9.35

Index performance through February 11, 2013 reflects the performance of the MSCI Italy Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Italy 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,177.30	$ 2.70		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	28.6%
Utilities	25.3
Consumer Discretionary	16.1
Industrials	9.3
Energy	8.7
Health Care	4.4
Communication Services	3.3
Information Technology	2.2
Consumer Staples	2.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Enel SpA	19.4%
Intesa Sanpaolo SpA	10.7
Stellantis NV	8.2
Eni SpA	7.0
UniCredit SpA	4.7
Assicurazioni Generali SpA	4.6
Ferrari NV	4.5
CNH Industrial NV	4.3
Moncler SpA	3.5
Snam SpA	3.0

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Fund Summary as of February 28, 2021	iShares® MSCI Spain ETF

Investment Objective

The iShares MSCI Spain ETF (the “Fund”) seeks to track the investment results of an index composed of Spanish equities, as represented by the MSCI Spain 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns

	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	19.48	%(a)	7.36%	5.02%	(0.16)%	7.36%	27.76%	(1.55)%
Fund Market	18.82		5.49	5.09	(0.18)	5.49	28.19	(1.81)
Index	19.56		7.63	5.38	(0.11)	7.63	29.93	(1.09)

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Index performance through February 11, 2013 reflects the performance of the MSCI Spain Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Spain 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,194.80	$ 3.32		$ 1,000.00	$ 1,021.80	$ 3.06		0.61%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Utilities	30.1%
Financials	28.9
Industrials	14.8
Communication Services	8.9
Consumer Discretionary	4.8
Energy	4.8
Information Technology	4.7
Health Care	3.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Iberdrola SA	20.2%
Banco Santander SA	16.0
Banco Bilbao Vizcaya Argentaria SA	9.1
Industria de Diseno Textil SA	4.8
Repsol SA	4.8
Amadeus IT Group SA	4.7
Cellnex Telecom SA	4.6
Telefonica SA	4.3
Ferrovial SA	4.3
Aena SME SA	4.1

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021	iShares® MSCI Switzerland ETF

Investment Objective

The iShares MSCI Switzerland ETF (the “Fund”) seeks to track the investment results of an index composed of Swiss equities, as represented by the MSCI Switzerland 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.45%	17.24%	11.10%	7.79%	17.24%	69.30%	111.64%
Fund Market	3.65	15.85	11.24	7.75	15.85	70.37	111.04
Index	3.65	17.21	11.30	7.96	17.21	70.78	115.08

Index performance through February 11, 2013 reflects the performance of the MSCI Switzerland Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Switzerland 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,034.50	$ 2.52		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	34.0%
Consumer Staples	21.0
Financials	18.0
Industrials	10.0
Materials	8.4
Consumer Discretionary	4.7
Information Technology	2.1
Communication Services	1.1
Real Estate	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Nestle SA	18.9%
Roche Holding AG	14.0
Novartis AG	11.3
Zurich Insurance Group AG	4.4
UBS Group AG	4.0
ABB Ltd.	3.8
Cie. Financiere Richemont SA, Class A	3.6
Lonza Group AG	3.4
Sika AG	2.7
Credit Suisse Group AG	2.6

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.5%
Erste Group Bank AG(a)	255,168	$8,452,338
OMV AG	135,386	6,550,254
Raiffeisen Bank International AG(a)	132,425	2,703,604
Verbund AG	61,650	4,729,305
voestalpine AG	104,870	4,180,243

		26,615,744

Belgium — 2.6%
Ageas SA/NV	160,086	9,027,753
Anheuser-Busch InBev SA/NV	694,327	39,998,057
Elia Group SA/NV	28,357	3,084,007
Etablissements Franz Colruyt NV	49,500	2,982,525
Galapagos NV(a)	38,797	3,214,486
Groupe Bruxelles Lambert SA	103,126	10,284,323
KBC Group NV(a)	226,711	16,406,339
Proximus SADP	139,816	2,749,280
Sofina SA	14,014	4,669,298
Solvay SA	67,699	8,307,695
UCB SA	114,556	11,463,122
Umicore SA	179,987	10,630,663

		122,817,548

Finland — 3.2%
Elisa OYJ	129,918	7,782,222
Fortum OYJ	405,527	10,184,211
Kesko OYJ, Class B	249,040	6,360,071
Kone OYJ, Class B	309,185	24,799,079
Neste OYJ	384,926	25,444,973
Nokia OYJ(a)	5,162,415	20,678,259
Orion OYJ, Class B	95,773	3,948,987
Sampo OYJ, Class A	427,867	19,148,248
Stora Enso OYJ, Class R	526,202	10,426,842
UPM-Kymmene OYJ	487,317	18,691,569
Wartsila OYJ Abp	405,285	4,674,365

		152,138,826

France — 33.8%
Accor SA(a)	166,833	6,998,465
Aeroports de Paris(a)	26,567	3,392,387
Air Liquide SA	431,621	65,330,522
Airbus SE(a)	535,203	62,305,953
Alstom SA(a)	241,905	12,138,427
Amundi SA(a)(b)	55,655	4,255,904
Arkema SA	63,024	6,999,615
Atos SE(a)	89,748	7,039,452
AXA SA	1,761,909	44,482,985
BioMerieux	37,804	4,827,259
BNP Paribas SA(a)	1,023,484	61,214,570
Bollore SA	811,385	3,905,951
Bouygues SA	208,153	8,479,139
Bureau Veritas SA(a)	268,264	7,290,606
Capgemini SE	146,397	23,660,311
Carrefour SA	552,821	9,692,799
Cie. de Saint-Gobain(a)	463,190	24,973,812
Cie. Generale des Etablissements Michelin SCA	154,244	22,419,758
CNP Assurances(a)	154,539	2,796,809
Covivio	47,433	4,010,041
Credit Agricole SA(a)	1,053,576	14,853,616
Danone SA	562,366	38,539,585
Dassault Aviation SA(a)	2,266	2,456,170
Dassault Systemes SE	120,261	25,092,723

Security	Shares	Value

France (continued)
Edenred	222,089	$12,370,641
Eiffage SA(a)	75,827	7,838,025
Electricite de France SA(a)	566,819	6,816,752
Engie SA(a)	1,661,273	24,368,835
EssilorLuxottica SA	259,667	42,549,811
Eurazeo SE(a)	35,508	2,644,161
Eurofins Scientific SE(a)	120,501	10,770,889
Faurecia SE(a)	76,171	3,958,057
Gecina SA	41,927	5,837,197
Getlink SE(a)	401,808	6,618,286
Hermes International	28,828	32,304,083
Iliad SA	13,407	2,385,683
Ipsen SA	34,722	2,977,584
Kering SA	68,933	43,918,840
Klepierre SA	179,614	4,262,202
La Francaise des Jeux SAEM(b)	78,713	3,572,309
Legrand SA	243,733	21,277,036
L’Oreal SA	229,245	84,256,391
LVMH Moet Hennessy Louis Vuitton SE	252,744	161,059,842
Natixis SA(a)	861,219	4,219,023
Orange SA	1,813,842	21,021,271
Orpea SA(a)	46,758	5,645,973
Pernod Ricard SA	190,597	36,402,392
Publicis Groupe SA	203,074	11,964,683
Remy Cointreau SA	20,929	4,013,772
Renault SA(a)	175,501	7,908,483
Safran SA(a)	291,903	40,125,816
Sanofi	1,032,174	94,966,237
Sartorius Stedim Biotech	25,238	11,089,466
Schneider Electric SE	490,458	73,134,803
SCOR SE(a)	144,825	4,830,670
SEB SA	20,443	3,689,799
SES SA	352,908	2,834,028
Societe Generale SA(a)	735,891	18,342,364
Sodexo SA(a)	80,858	7,775,081
STMicroelectronics NV	579,588	22,491,019
Suez SA	315,572	6,607,462
Teleperformance	53,586	19,064,010
Thales SA	97,311	9,265,026
TOTAL SE	2,294,647	106,883,676
Ubisoft Entertainment SA(a)	83,024	6,810,342
Unibail-Rodamco-Westfield	126,380	9,329,790
Valeo SA	209,049	7,419,465
Veolia Environnement SA	492,104	13,350,008
Vinci SA	474,627	49,567,835
Vivendi SE	754,991	26,181,777
Wendel SE	24,432	2,808,382
Worldline SA(a)(b)	215,942	19,343,746

		1,594,029,882

Germany — 26.4%
adidas AG(a)	173,271	60,760,387
Allianz SE, Registered	374,959	90,934,017
Aroundtown SA	911,850	6,656,316
BASF SE	836,093	68,735,765
Bayer AG, Registered	895,407	54,472,669
Bayerische Motoren Werke AG	301,187	26,139,025
Bechtle AG	24,960	4,735,335
Beiersdorf AG	92,062	9,151,903
Brenntag SE	141,092	11,005,005
Carl Zeiss Meditec AG, Bearer	36,318	5,479,490

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Commerzbank AG(a)	914,785	$6,029,287
Continental AG(a)	100,504	14,504,819
Covestro AG(b)	167,605	12,198,199
Daimler AG, Registered	778,893	62,634,093
Delivery Hero SE(a)(b)	117,936	15,131,030
Deutsche Bank AG, Registered(a)	1,783,839	22,115,595
Deutsche Boerse AG	172,896	28,446,679
Deutsche Lufthansa AG, Registered(a)(c)	274,275	4,089,861
Deutsche Post AG, Registered	901,218	44,915,466
Deutsche Telekom AG, Registered	3,032,249	55,318,571
Deutsche Wohnen SE	312,075	14,754,128
E.ON SE	2,040,474	20,928,345
Evonik Industries AG	191,463	6,481,574
Fresenius Medical Care AG & Co. KGaA	194,574	13,546,935
Fresenius SE & Co. KGaA	381,739	16,421,293
GEA Group AG	140,108	4,867,205
Hannover Rueck SE	55,091	9,381,784
HeidelbergCement AG	135,905	10,801,678
HelloFresh SE(a)	134,779	10,551,861
Henkel AG & Co. KGaA	94,892	8,454,205
HOCHTIEF AG	22,310	1,999,849
Infineon Technologies AG	1,188,404	51,929,449
KION Group AG	65,726	5,579,688
Knorr-Bremse AG	66,199	8,480,386
LANXESS AG	75,865	5,646,648
LEG Immobilien AG	65,102	8,940,414
Merck KGaA	117,412	19,175,350
MTU Aero Engines AG	48,460	11,587,687
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	127,628	37,644,311
Nemetschek SE	52,513	3,324,055
Puma SE(a)	89,518	9,559,638
Rational AG	4,686	4,032,697
RWE AG	584,240	22,224,776
SAP SE	950,678	117,770,391
Scout24 AG(b)	98,262	7,448,437
Siemens AG, Registered	696,461	108,189,725
Siemens Healthineers AG(b)	245,455	13,654,282
Symrise AG	116,721	13,702,897
TeamViewer AG(a)(b)	146,580	7,917,386
Telefonica Deutschland Holding AG	960,299	2,576,000
Uniper SE	183,760	6,468,388
United Internet AG, Registered(d)	97,760	4,328,756
Volkswagen AG	29,633	6,967,105
Vonovia SE	489,633	31,344,252
Zalando SE(a)(b)	138,606	14,303,761

		1,244,438,848

Ireland — 2.1%
CRH PLC(a)	714,348	31,041,305
Flutter Entertainment PLC(a)	148,373	28,716,170
Kerry Group PLC, Class A	145,171	17,612,045
Kingspan Group PLC(a)	140,630	10,284,475
Smurfit Kappa Group PLC	223,511	10,624,015

		98,278,010

Italy — 6.6%
Amplifon SpA(a)	113,517	4,546,968
Assicurazioni Generali SpA(a)	1,002,012	18,912,565
Atlantia SpA(a)	452,439	8,525,871
CNH Industrial NV(a)	934,403	13,882,342

Security	Shares	Value

Italy (continued)
DiaSorin SpA	22,767	$4,487,856
Enel SpA	7,404,478	70,498,381
Eni SpA	2,297,619	26,443,874
Ferrari NV	114,627	22,470,180
FinecoBank Banca Fineco SpA(a)	562,349	9,945,179
Infrastrutture Wireless Italiane SpA(b)	306,475	3,204,774
Intesa Sanpaolo SpA(a)	15,057,282	39,002,110
Mediobanca Banca di Credito Finanziario SpA(a)	560,940	5,867,728
Moncler SpA(a)	176,900	11,015,198
Nexi SpA(a)(b)	401,829	7,260,010
Poste Italiane SpA(b)	477,023	5,445,015
Prysmian SpA	220,397	7,140,052
Recordati Industria Chimica e Farmaceutica SpA	95,564	4,888,054
Snam SpA	1,835,559	9,571,494
Telecom Italia SpA/Milano	7,646,881	3,646,813
Tenaris SA	432,810	4,542,131
Terna Rete Elettrica Nazionale SpA	1,284,691	8,994,376
UniCredit SpA(a)	1,930,619	20,012,510

		310,303,481

Netherlands — 14.2%
ABN AMRO Bank NV, CVA(a)(b)	379,395	4,384,052
Adyen NV(a)(b)	16,568	38,531,215
Aegon NV	1,633,809	7,845,212
Akzo Nobel NV	175,290	18,204,344
ArcelorMittal SA(a)	654,536	15,379,462
Argenx SE(a)	40,840	13,761,073
ASM International NV	43,644	11,845,229
ASML Holding NV	387,530	218,893,142
Davide Campari-Milano NV	526,069	5,988,252
EXOR NV	99,024	7,992,989
Heineken Holding NV	105,188	9,090,616
Heineken NV	235,713	23,375,058
ING Groep NV	3,552,166	38,972,723
JDE Peet’s NV(a)	68,355	2,791,917
Just Eat Takeaway.com NV(a)(b)	115,479	11,196,652
Koninklijke Ahold Delhaize NV	1,001,670	26,553,661
Koninklijke DSM NV	156,841	25,995,514
Koninklijke KPN NV	3,261,880	10,721,702
Koninklijke Philips NV(a)	828,963	45,233,507
Koninklijke Vopak NV	63,511	3,045,812
NN Group NV	270,731	12,553,027
Prosus NV	443,729	52,814,942
QIAGEN NV(a)	208,358	10,369,102
Randstad NV(a)	108,846	7,311,370
Stellantis NV(a)	1,044,092	17,012,487
Stellantis NV	820,160	13,373,683
Wolters Kluwer NV	243,481	19,410,885

		672,647,628

Portugal — 0.5%
EDP - Energias de Portugal SA	2,535,787	14,607,894
Galp Energia SGPS SA	459,710	5,180,435
Jeronimo Martins SGPS SA	227,778	3,552,728

		23,341,057

Spain — 7.5%
ACS Actividades de Construccion y Servicios SA	215,063	6,614,841
Aena SME SA(a)(b)	61,677	10,548,272
Amadeus IT Group SA(a)	411,396	28,712,765
Banco Bilbao Vizcaya Argentaria SA	6,088,229	34,015,673
Banco Santander SA(a)	15,807,909	55,596,184

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
CaixaBank SA	3,276,903	$9,573,854
Cellnex Telecom SA(b)	288,880	15,796,446
Enagas SA	213,004	4,489,621
Endesa SA	290,028	7,234,339
Ferrovial SA	437,729	10,966,350
Grifols SA	272,395	6,883,780
Iberdrola SA	5,570,428	70,487,440
Industria de Diseno Textil SA	996,009	33,016,579
Naturgy Energy Group SA	264,732	6,654,779
Red Electrica Corp. SA	392,304	6,602,216
Repsol SA	1,366,393	17,273,566
Siemens Gamesa Renewable Energy SA	217,695	8,138,536
Telefonica SA	4,610,646	19,732,913

		352,338,154

Switzerland — 0.3%
Siemens Energy AG(a)	364,943	13,842,743

United Kingdom — 0.2%
Coca-Cola European Partners PLC	186,663	9,510,480

Total Common Stocks — 97.9% (Cost: $4,817,776,278)		4,620,302,401

Preferred Stocks

Germany — 1.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	51,961	3,535,088
Fuchs Petrolub SE, Preference Shares, NVS	62,718	3,451,603
Henkel AG & Co. KGaA, Preference Shares, NVS	161,798	16,021,529
Porsche Automobil Holding SE, Preference Shares, NVS	139,827	11,266,147
Sartorius AG, Preference Shares, NVS	32,390	16,724,592
Volkswagen AG, Preference Shares, NVS	168,944	35,480,211

		86,479,170

Security	Shares	Value

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	5,371,645	$2,896,229

Total Preferred Stocks — 1.9% (Cost: $99,703,857)		89,375,399

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	4,180,931	4,183,440
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	13,300,000	13,300,000

		17,483,440

Total Short-Term Investments — 0.4% (Cost: $17,477,430)		17,483,440

Total Investments in Securities — 100.2% (Cost: $4,934,957,565)		4,727,161,240

Other Assets, Less Liabilities — (0.2)%		(7,135,450)

Net Assets — 100.0%		$4,720,025,790

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$89,475,081	$—		$(85,280,004	)(a)	$12,363	$(24,000)	$4,183,440	4,180,931	$265,554	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,650,000	11,650,000	(a)	—		—	—	13,300,000	13,300,000	3,891		—

						$12,363	$(24,000)	$17,483,440		$269,445		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Eurozone ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	182	03/19/21	$8,012	$47,220

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$47,220

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,384,213

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(31,113)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,580,910

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,620,302,401	$—	$—	$4,620,302,401
Preferred Stocks	89,375,399	—	—	89,375,399
Money Market Funds	17,483,440	—	—	17,483,440

	$4,727,161,240	$—	$—	$4,727,161,240

Derivative financial instruments(a)
Assets
Futures Contracts	$47,220	$—	$—	$47,220

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
MTU Aero Engines AG	92,000	$21,998,910

Air Freight & Logistics — 3.3%
Deutsche Post AG, Registered	1,718,005	85,623,007

Airlines — 0.3%
Deutsche Lufthansa AG, Registered(a)(b)	517,289	7,713,572

Auto Components — 1.1%
Continental AG(a)	190,613	27,509,423

Automobiles — 7.0%
Bayerische Motoren Werke AG	573,700	49,789,527
Daimler AG, Registered	1,484,233	119,353,477
Volkswagen AG	56,244	13,223,698

		182,366,702

Banks — 0.4%
Commerzbank AG(a)	1,735,950	11,441,531

Capital Markets — 3.7%
Deutsche Bank AG, Registered(a)	3,402,013	42,177,315
Deutsche Boerse AG	329,228	54,168,074

		96,345,389

Chemicals — 7.8%
BASF SE	1,592,665	130,934,056
Covestro AG(c)	318,020	23,145,319
Evonik Industries AG	363,359	12,300,749
LANXESS AG	143,945	10,713,857
Symrise AG	222,934	26,172,168

		203,266,149

Construction & Engineering — 0.1%
HOCHTIEF AG	42,572	3,816,117

Construction Materials — 0.8%
HeidelbergCement AG	257,856	20,494,297

Diversified Telecommunication Services — 4.6%
Deutsche Telekom AG, Registered	5,775,054	105,356,695
Telefonica Deutschland Holding AG	1,821,554	4,886,315
United Internet AG, Registered(d)	186,071	8,239,116

		118,482,126

Electrical Equipment — 1.0%
Siemens Energy AG(a)	692,478	26,266,555

Health Care Equipment & Supplies — 1.4%
Carl Zeiss Meditec AG, Bearer	69,743	10,522,499
Siemens Healthineers AG(c)	465,658	25,903,833

		36,426,332

Health Care Providers & Services — 2.2%
Fresenius Medical Care AG & Co. KGaA	369,461	25,723,192
Fresenius SE & Co. KGaA	724,433	31,162,985

		56,886,177

Household Products — 0.6%
Henkel AG & Co. KGaA	180,065	16,042,516

Independent Power and Renewable Electricity Producers — 0.5%
Uniper SE	348,760	12,276,421

Industrial Conglomerates — 7.9%
Siemens AG, Registered	1,326,144	206,006,015

Security	Shares	Value

Insurance — 10.1%
Allianz SE, Registered	714,576	$173,296,990
Hannover Rueck SE	104,487	17,793,732
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	242,755	71,601,408

		262,692,130

Interactive Media & Services — 0.5%
Scout24 AG(c)	186,437	14,132,261

Internet & Direct Marketing Retail — 2.9%
Delivery Hero SE(a)(c)	224,945	28,860,140
HelloFresh SE(a)	256,088	20,049,154
Zalando SE(a)(c)	266,176	27,468,637

		76,377,931

IT Services — 0.3%
Bechtle AG	47,322	8,977,785

Life Sciences Tools & Services — 0.8%
QIAGEN NV(a)	399,971	19,904,876

Machinery — 1.7%
GEA Group AG	265,829	9,234,622
KION Group AG	125,061	10,616,824
Knorr-Bremse AG	125,694	16,101,960
Rational AG(b)	8,877	7,639,406

		43,592,812

Multi-Utilities — 3.2%
E.ON SE	3,890,069	39,898,918
RWE AG	1,113,107	42,343,136

		82,242,054

Personal Products — 0.7%
Beiersdorf AG	174,660	17,362,988

Pharmaceuticals — 5.4%
Bayer AG, Registered	1,702,233	103,556,455
Merck KGaA	223,946	36,574,140

		140,130,595

Real Estate Management & Development — 4.5%
Aroundtown SA	1,731,061	12,636,387
Deutsche Wohnen SE	592,312	28,003,035
LEG Immobilien AG	124,955	17,159,986
Vonovia SE	931,743	59,646,281

		117,445,689

Semiconductors & Semiconductor Equipment — 3.8%
Infineon Technologies AG	2,262,752	98,875,016

Software — 9.5%
Nemetschek SE	100,074	6,334,651
SAP SE	1,810,106	224,236,694
TeamViewer AG(a)(c)	278,793	15,058,752

		245,630,097

Textiles, Apparel & Luxury Goods — 5.2%
adidas AG(a)	329,902	115,685,679
Puma SE(a)	169,876	18,141,078

		133,826,757

Trading Companies & Distributors — 0.8%
Brenntag SE	267,702	20,880,430

Total Common Stocks — 93.0% (Cost: $2,635,884,491)		2,415,032,660

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Automobiles — 3.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	98,147	$6,677,283
Porsche Automobil Holding SE, Preference Shares, NVS	265,323	21,377,615
Volkswagen AG, Preference Shares, NVS	321,567	67,532,821

		95,587,719

Chemicals — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	120,437	6,628,092

Health Care Equipment & Supplies — 1.2%
Sartorius AG, Preference Shares, NVS	61,630	31,822,681

Household Products — 1.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	308,712	30,569,217

Total Preferred Stocks — 6.4% (Cost: $171,948,283)		164,607,709

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	15,270,396	15,279,558

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	1,370,000	$1,370,000

		16,649,558

Total Short-Term Investments — 0.6% (Cost: $16,649,558)		16,649,558

Total Investments in Securities — 100.0% (Cost: $2,824,482,332)		2,596,289,927

Other Assets, Less Liabilities — 0.0%		54,591

Net Assets — 100.0%		$2,596,344,518

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$96,021,836	$—	$(80,739,384	)(a)	$559	$(3,453)	$15,279,558	15,270,396	$119,508	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,194,000	—	(824,000	)(a)	—	—	1,370,000	1,370,000	721		—

					$559	$(3,453)	$16,649,558		$120,229		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DAX Index	37	03/19/21	$15,448	$366,990

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Germany ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$366,990

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,444,249

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(338,074)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,366,736

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,415,032,660	$—	$—	$2,415,032,660
Preferred Stocks	164,607,709	—	—	164,607,709
Money Market Funds	16,649,558	—	—	16,649,558

	$2,596,289,927	$—	$—	$2,596,289,927

Derivative financial instruments(a)
Assets
Futures Contracts	$366,990	$—	$—	$366,990

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 12.6%
Ferrari NV	56,475	$11,070,720
Stellantis NV	1,243,468	20,276,224

		31,346,944

Banks — 19.5%
FinecoBank Banca Fineco SpA(a)	291,431	5,153,976
Intesa Sanpaolo SpA(a)	10,197,359	26,413,700
Mediobanca Banca di Credito Finanziario SpA(a)	493,061	5,157,678
UniCredit SpA(a)	1,118,755	11,596,848

		48,322,202

Beverages — 2.0%
Davide Campari-Milano NV	445,419	5,070,211

Diversified Financial Services — 2.6%
EXOR NV	79,429	6,411,326

Diversified Telecommunication Services — 2.2%
Infrastrutture Wireless Italiane SpA(b)	205,858	2,152,634
Telecom Italia SpA/Milano	6,803,528	3,244,616

		5,397,250

Electric Utilities — 22.3%
Enel SpA	5,063,924	48,213,857
Terna Rete Elettrica Nazionale SpA	1,006,539	7,046,979

		55,260,836

Electrical Equipment — 2.3%
Prysmian SpA	178,644	5,787,408

Energy Equipment & Services — 1.6%
Tenaris SA	384,627	4,036,474

Gas Utilities — 3.0%
Snam SpA	1,405,845	7,330,757

Health Care Equipment & Supplies — 1.5%
DiaSorin SpA	18,462	3,639,250

Health Care Providers & Services — 1.2%
Amplifon SpA(a)	77,638	3,109,821

Insurance — 6.5%
Assicurazioni Generali SpA(a)	607,920	11,474,240
Poste Italiane SpA(b)	414,811	4,734,891

		16,209,131

IT Services — 2.2%
Nexi SpA(a)(b)	307,430	5,554,464

Security	Shares	Value

Machinery — 4.3%
CNH Industrial NV(a)	717,561	$10,660,740

Oil, Gas & Consumable Fuels — 7.0%
Eni SpA	1,518,201	17,473,356

Pharmaceuticals — 1.7%
Recordati Industria Chimica e Farmaceutica SpA	80,725	4,129,046

Textiles, Apparel & Luxury Goods — 3.5%
Moncler SpA(a)	139,196	8,667,448

Transportation Infrastructure — 2.7%
Atlantia SpA(a)	350,640	6,607,546

Total Common Stocks — 98.7% (Cost: $269,032,498)		245,014,210

Preferred Stocks

Diversified Telecommunication Services — 1.2%
Telecom Italia SpA/Milano, Preference Shares, NVS	5,310,289	2,863,148

Total Preferred Stocks — 1.2% (Cost: $3,857,073)		2,863,148

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	320,000	320,000

Total Short-Term Investments — 0.1% (Cost: $320,000)		320,000

Total Investments in Securities — 100.0% (Cost: $273,209,571)		248,197,358

Other Assets, Less Liabilities — (0.0)%		(17,312)

Net Assets — 100.0%		$248,180,046

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$100,000	$220,000	(a)	$—	$—	$—	$320,000	320,000	$46	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Italy ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE/MIB Index	1	03/19/21	$139	$(1,098)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,098

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(20,773)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$4,933

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$261,180

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$245,014,210	$—	$—	$245,014,210
Preferred Stocks	2,863,148	—	—	2,863,148
Money Market Funds	320,000	—	—	320,000

	$248,197,358	$—	$—	$248,197,358

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,098)	$—	$—	$(1,098)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 28.7%
Banco Bilbao Vizcaya Argentaria SA	8,937,974	$49,937,543
Banco Santander SA(a)	24,877,928	87,495,307
CaixaBank SA	7,231,107	21,126,521

		158,559,371

Biotechnology — 3.0%
Grifols SA	643,861	16,271,214

Construction & Engineering — 7.3%
ACS Actividades de Construccion y Servicios SA	546,609	16,812,430
Ferrovial SA	935,443	23,435,495

		40,247,925

Diversified Telecommunication Services — 8.8%
Cellnex Telecom SA(b)	460,883	25,201,860
Telefonica SA	5,525,572	23,648,667

		48,850,527

Electric Utilities — 25.1%
Endesa SA	679,808	16,956,851
Iberdrola SA	8,763,761	110,895,443
Red Electrica Corp. SA	626,728	10,547,416

		138,399,710

Electrical Equipment — 3.3%
Siemens Gamesa Renewable Energy SA	486,871	18,201,691

Gas Utilities — 4.8%
Enagas SA	485,737	10,238,187
Naturgy Energy Group SA	652,278	16,396,832

		26,635,019

IT Services — 4.6%
Amadeus IT Group SA(a)	367,316	25,636,268

Oil, Gas & Consumable Fuels — 4.8%
Repsol SA	2,085,016	26,358,202

Specialty Retail — 4.8%
Industria de Diseno Textil SA	798,449	26,467,687

Transportation Infrastructure — 4.1%
Aena SME SA(a)(b)	133,011	22,748,128

Total Common Stocks — 99.3% (Cost: $696,572,782)		548,375,742

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	220,000	220,000

Total Short-Term Investments — 0.0% (Cost: $220,000)		220,000

Total Investments in Securities — 99.3% (Cost: $696,792,782)		548,595,742

Other Assets, Less Liabilities — 0.7%		3,765,647

Net Assets — 100.0%		$552,361,389

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Spain ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$240,000	$—	$(20,000	)(a)	$—	$—	$220,000	220,000	$124	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	13	03/19/21	$1,293	$7,396

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$7,396

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$216,241

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$27,649

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,320,428

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Spain ETF

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$548,375,742	$—	$—	$548,375,742
Money Market Funds	220,000	—	—	220,000

	$548,595,742	$—	$—	$548,595,742

Derivative financial instruments(a)
Assets
Futures Contracts	$7,396	$—	$—	$7,396

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.4%
Banque Cantonale Vaudoise, Registered	58,225	$6,135,717

Building Products — 1.6%
Geberit AG, Registered	46,372	27,465,665

Capital Markets — 9.3%
Credit Suisse Group AG, Registered	2,965,506	42,993,777
Julius Baer Group Ltd.	297,792	18,355,014
Partners Group Holding AG	23,343	28,118,349
UBS Group AG, Registered	4,328,324	67,413,419

		156,880,559

Chemicals — 6.3%
Clariant AG, Registered	352,473	7,401,427
EMS-Chemie Holding AG, Registered	11,992	10,663,382
Givaudan SA, Registered	11,144	42,185,450
Sika AG, Registered	170,272	45,177,659

		105,427,918

Construction Materials — 2.1%
LafargeHolcim Ltd., Registered	641,692	35,554,259

Diversified Telecommunication Services — 1.0%
Swisscom AG, Registered	34,599	17,446,640

Electrical Equipment — 3.8%
ABB Ltd., Registered	2,180,686	62,917,837

Food Products — 20.8%
Barry Callebaut AG, Registered	4,643	10,093,255
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,462	12,313,874
Chocoladefabriken Lindt & Spruengli AG, Registered	144	12,804,595
Nestle SA, Registered	3,001,704	314,991,583

		350,203,307

Health Care Equipment & Supplies — 4.6%
Alcon Inc.(a)	594,390	41,061,693
Sonova Holding AG, Registered(a)	72,202	18,566,912
Straumann Holding AG, Registered	13,806	16,759,963

		76,388,568

Insurance — 8.2%
Baloise Holding AG, Registered	68,190	11,968,840
Swiss Life Holding AG, Registered	40,029	19,999,024
Swiss Re AG	352,796	33,296,024
Zurich Insurance Group AG	177,014	72,639,679

		137,903,567

Life Sciences Tools & Services — 3.3%
Lonza Group AG, Registered	88,394	56,026,154

Machinery — 1.4%
Schindler Holding AG, Participation Certificates, NVS	55,845	15,310,647

Security	Shares	Value

Machinery (continued)
Schindler Holding AG, Registered	32,600	$8,721,662

		24,032,309

Marine — 1.0%
Kuehne + Nagel International AG, Registered	72,786	17,342,251

Pharmaceuticals — 25.9%
Novartis AG, Registered	2,192,080	189,328,107
Roche Holding AG, NVS	711,394	234,132,158
Roche Holding AG, Bearer	9,558	3,207,467
Vifor Pharma AG	72,195	9,019,391

		435,687,123

Professional Services — 2.1%
Adecco Group AG, Registered	217,755	13,729,653
SGS SA, Registered	7,744	22,197,813

		35,927,466

Real Estate Management & Development — 0.7%
Swiss Prime Site AG, Registered	114,050	10,720,927

Software — 0.8%
Temenos AG, Registered	98,048	13,294,369

Technology Hardware, Storage & Peripherals — 1.3%
Logitech International SA, Registered	209,360	22,436,880

Textiles, Apparel & Luxury Goods — 4.7%
Cie. Financiere Richemont SA, Class A, Registered	619,080	59,890,673
Swatch Group AG (The), Bearer	41,975	12,574,417
Swatch Group AG (The), Registered	107,194	6,180,854

		78,645,944

Total Common Stocks — 99.3% (Cost: $1,459,166,059)		1,670,437,460

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	600,000	600,000

Total Short-Term Investments — 0.0% (Cost: $600,000)		600,000

Total Investments in Securities — 99.3% (Cost: $1,459,766,059)		1,671,037,460

Other Assets, Less Liabilities — 0.7%		11,919,690

Net Assets — 100.0%		$1,682,957,150

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Switzerland ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$4,438,176	$—	$(4,437,730	)(b)	$(1,261)	$815	$—	—	$3,300	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,330,000	—	(730,000	)(b)	—	—	600,000	600,000	368		—

					$(1,261)	$815	$600,000		$3,668		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	230	03/19/21	$10,126	$290,955

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$290,955

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,168,259

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$143,968

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,379,994

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Switzerland ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,670,437,460	$—	$—	$1,670,437,460
Money Market Funds	600,000	—	—	600,000

	$1,671,037,460	$—	$—	$1,671,037,460

Derivative financial instruments(a)
Assets
Futures Contracts	$290,955	$—	$—	$290,955

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2021

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,709,677,800	$2,579,640,369	$247,877,358	$548,375,742
Affiliated(c)	17,483,440	16,649,558	320,000	220,000
Cash	2,275	6,836	5,834	4,841
Foreign currency, at value(d)	11,132,349	5,404,084	659,888	958,237
Foreign currency collateral pledged:
Futures contracts(e)	1,093,634	1,575,755	109,242	135,945
Receivables:
Investments sold	11,651,731	2,000,610	3,467,423	34,322,032
Securities lending income — Affiliated	3,109	3,437	—	—
Capital shares sold	—	—	1,358,807	—
Dividends	236,581	444,883	—	—
Tax reclaims	8,124,362	10,782,687	—	2,601,647

Total assets	4,759,405,281	2,616,508,219	253,798,552	586,618,444

LIABILITIES
Collateral on securities loaned, at value	4,126,475	15,279,558	—	—
Payables:
Investments purchased	14,632,769	3,731,282	5,534,316	33,552,785
Variation margin on futures contracts	180,577	162,083	7,686	16,650
Investment advisory fees	1,862,449	990,778	76,504	209,574
Professional fees	1,451,918	—	—	256,696
IRS compliance fee for foreign withholding tax claims	17,125,303	—	—	221,350

Total liabilities	39,379,491	20,163,701	5,618,506	34,257,055

NET ASSETS	$4,720,025,790	$2,596,344,518	$248,180,046	$552,361,389

NET ASSETS CONSIST OF:
Paid-in capital	$5,460,303,772	$3,013,768,952	$478,485,471	$1,020,301,455
Accumulated loss	(740,277,982)	(417,424,434)	(230,305,425)	(467,940,066)

NET ASSETS	$4,720,025,790	$2,596,344,518	$248,180,046	$552,361,389

Shares outstanding	105,000,000	80,700,000	8,250,000	20,250,000

Net asset value	$44.95	$32.17	$30.08	$27.28

Shares authorized	1 billion	482.2 million	295.4 million	127.8 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$3,969,912	$14,521,107	$—	$—
(b) Investments, at cost — Unaffiliated	$4,917,480,135	$2,807,832,774	$272,889,571	$696,572,782
(c) Investments, at cost — Affiliated	$17,477,430	$16,649,558	$320,000	$220,000
(d) Foreign currency, at cost	$11,065,383	$5,318,287	$657,728	$948,311
(e) Foreign currency collateral pledged, at cost	$1,103,343	$1,601,477	$108,956	$136,335

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2021

iShares MSCI Switzerland ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$1,670,437,460
Affiliated(b)	600,000
Cash	6,847
Foreign currency, at value(c)	1,133,078
Foreign currency collateral pledged:
Futures contracts(d)	887,288
Receivables:
Investments sold	32,032,599
Securities lending income — Affiliated	1
Dividends	10
Tax reclaims	9,421,101

Total assets	1,714,518,384

LIABILITIES
Payables:
Investments purchased	30,745,565
Variation margin on futures contracts	150,603
Investment advisory fees	665,066

Total liabilities	31,561,234

NET ASSETS	$1,682,957,150

NET ASSETS CONSIST OF:
Paid-in capital	$1,513,265,027
Accumulated earnings	169,692,123

NET ASSETS	$1,682,957,150

Shares outstanding	38,875,000

Net asset value	$43.29

Shares authorized	318.625 million

Par value	$0.001

(a) Investments, at cost — Unaffiliated	$1,459,166,059
(b) Investments, at cost — Affiliated	$600,000
(c) Foreign currency, at cost	$1,088,190
(d) Foreign currency collateral pledged, at cost	$915,665

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2021

	iShares MSCI Eurozone ETF	iShares MSCI Germany ETF	iShares MSCI Italy ETF	iShares MSCI Spain ETF

INVESTMENT INCOME
Dividends — Unaffiliated.	$23,343,801	$10,921,365	$2,271,884 (a)	$1,972,446
Dividends — Affiliated	3,891	721	46	124
Non-cash dividends — Unaffiliated	3,133,141	—	—	4,372,461
Securities lending income — Affiliated — net	265,554	119,508	—	—
Other income — Unaffiliated	782,010	—	—	—
Foreign taxes withheld	(2,952,485)	(1,617,865)	(181,475)	(289,198)
Foreign withholding tax claims	50,231,757	—	—	2,571,382
IRS Compliance fee for foreign withholding tax claims	(17,125,303)	—	—	(221,350)

Total investment income	57,682,366	9,423,729	2,090,455	8,405,865

EXPENSES
Investment advisory fees	11,646,141	6,807,471	470,794	1,183,321
Professional fees	5,186,101	—	—	256,696

Total expenses	16,832,242	6,807,471	470,794	1,440,017

Net investment income	40,850,124	2,616,258	1,619,661	6,965,848

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(20,779,755)	(46,368,929)	(4,606,879)	(30,426,948)
Investments — Affiliated	12,363	559	—	—
In-kind redemptions — Unaffiliated	189,319,588	165,645,493	10,552,580	12,753,503
Futures contracts	1,384,213	1,444,249	(20,773)	216,241
Foreign currency transactions	700,653	86,383	13,149	49,356

Net realized gain (loss)	170,637,062	120,807,755	5,938,077	(17,407,848)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	437,316,833	65,781,204	18,116,096	79,324,040
Investments — Affiliated	(24,000)	(3,453)	—	—
Futures contracts	(31,113)	(338,074)	4,933	27,649
Foreign currency translations	(337,916)	100,396	(274)	(30,771)

Net change in unrealized appreciation (depreciation)	436,923,804	65,540,073	18,120,755	79,320,918

Net realized and unrealized gain	607,560,866	186,347,828	24,058,832	61,913,070

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$648,410,990	$188,964,086	$25,678,493	$68,878,918

(a)	Includes $1,042,437 related to a special distribution from Fiat Chrysler Automobiles NV.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2021

iShares MSCI Switzerland ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,922,824
Dividends — Affiliated	368
Securities lending income — Affiliated — net	3,300
Foreign taxes withheld	(756,825)

Total investment income	3,169,667

EXPENSES
Investment advisory fees	4,325,419

Total expenses	4,325,419

Net investment loss	(1,155,752)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(4,931,450)
Investments — Affiliated	(1,261)
In-kind redemptions — Unaffiliated	49,361,603
Futures contracts	1,168,259
Foreign currency transactions	43,691

Net realized gain	45,640,842

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	12,903,556
Investments — Affiliated	815
Futures contracts	143,968
Foreign currency translations	(152,474)

Net change in unrealized appreciation (depreciation)	12,895,865

Net realized and unrealized gain	58,536,707

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,380,955

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

		iShares MSCI Eurozone ETF	iShares MSCI Germany ETF
	Six Months Ended		Six Months Ended
	02/28/21 (unaudited)	Year Ended 08/31/20	02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$40,850,124	$71,152,101	$2,616,258	$38,499,665
Net realized gain (loss)	170,637,062	(523,876,065)	120,807,755	(56,997,366)
Net change in unrealized appreciation (depreciation)	436,923,804	422,488,413	65,540,073	351,056,768

Net increase (decrease) in net assets resulting from operations	648,410,990	(30,235,551)	188,964,086	332,559,067

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(70,524,279)	(60,025,448)	(34,009,213)	(21,992,516)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(335,100,581)	(664,010,513)	(472,461,962)	600,600,371

NET ASSETS
Total increase (decrease) in net assets	242,786,130	(754,271,512)	(317,507,089)	911,166,922
Beginning of period	4,477,239,660	5,231,511,172	2,913,851,607	2,002,684,685

End of period	$4,720,025,790	$4,477,239,660	$2,596,344,518	$2,913,851,607

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets (continued)

	iShares MSCI Italy ETF		iShares MSCI Spain ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,619,661	$3,995,513	$6,965,848	$20,845,336
Net realized gain (loss)	5,938,077	(41,988,636)	(17,407,848)	(273,683,552)
Net change in unrealized appreciation (depreciation)	18,120,755	5,131,107	79,320,918	108,503,470

Net increase (decrease) in net assets resulting from operations	25,678,493	(32,862,016)	68,878,918	(144,334,746)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,674,100)	(4,168,452)	(9,664,836)	(26,056,692)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	15,530,655	10,218,705	24,323,307	(185,995,710)

NET ASSETS
Total increase (decrease) in net assets	39,535,048	(26,811,763)	83,537,389	(356,387,148)
Beginning of period	208,644,998	235,456,761	468,824,000	825,211,148

End of period	$248,180,046	$208,644,998	$552,361,389	$468,824,000

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Switzerland ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(1,155,752)	$24,179,546
Net realized gain	45,640,842	49,604,806
Net change in unrealized appreciation (depreciation)	12,895,865	156,506,682

Net increase in net assets resulting from operations	57,380,955	230,291,034

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(890,663)	(23,858,476)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(95,234,635)	377,233,178

NET ASSETS
Total increase (decrease) in net assets	(38,744,343)	583,665,736
Beginning of period	1,721,701,493	1,138,035,757

End of period	$1,682,957,150	$1,721,701,493

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Eurozone ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$39.52		$37.91	$41.29	$41.71	$34.20	$36.04

Net investment income(a)	0.37	(b)	0.55	1.05	1.03	0.99	0.92	(b)
Net realized and unrealized gain (loss)(c)	5.68		1.55	(3.22)	(0.23)	7.38	(1.84)

Net increase (decrease) from investment operations	6.05		2.10	(2.17)	0.80	8.37	(0.92)

Distributions(d)
From net investment income		(0.62)	(0.49)	(1.21)	(1.22)	(0.86)	(0.92)

Total distributions		(0.62)	(0.49)	(1.21)	(1.22)	(0.86)	(0.92)

Net asset value, end of period	$44.95		$39.52	$37.91	$41.29	$41.71	$34.20

Total Return
Based on net asset value	15.35	%(b)(e)	5.61%	(5.22)%	1.87%	24.72%	(2.53	)%(b)

Ratios to Average Net Assets
Total expenses	0.73	%(f)	0.51%	0.49%	0.47%	0.49%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	0.50	%(f)	0.51%	0.49%	N/A	0.49%	0.48%

Net investment income	1.76	%(b)(f)	1.46%	2.74%	2.36%	2.63%	2.69	%(b)

Supplemental Data
Net assets, end of period (000)	$4,720,026		$4,477,240	$5,231,511	$9,558,234	$13,286,216	$8,293,591

Portfolio turnover rate(g)	3	%(e)	5%	6%	5%	4%	4%

(a)	Based on average shares outstanding.
(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended February 28, 2021 and the year ended August 31, 2016, respectively:

• Net investment income per share by $0.41 and $0.02, respectively.

• Total return by 1.08% and 0.08%, respectively.

• Ratio of net investment income to average net assets by 1.94% and 0.06%, respectively.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$30.16		$26.28	$30.36	$30.71	$26.18	$26.34

Net investment income(a)	0.03		0.50	0.65	0.64	0.59	0.49
Net realized and unrealized gain (loss)(b)	2.37		3.66	(3.99)	(0.16)	4.54	(0.04)

Net increase (decrease) from investment operations	2.40		4.16	(3.34)	0.48	5.13	0.45

Distributions(c)
From net investment income		(0.39)	(0.28)	(0.74)	(0.83)	(0.60)	(0.61)

Total distributions		(0.39)	(0.28)	(0.74)	(0.83)	(0.60)	(0.61)

Net asset value, end of period	$32.17		$30.16	$26.28	$30.36	$30.71	$26.18

Total Return
Based on net asset value	8.01	%(d)	15.98%	(11.07)%	1.52%	19.63%	1.81%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.51%	0.49%	0.47%	0.49%	0.48%

Net investment income	0.19	%(e)	1.85%	2.38%	1.99%	2.08%	1.90%

Supplemental Data
Net assets, end of period (000)	$2,596,345		$2,913,852	$2,002,685	$3,351,228	$4,809,899	$3,596,902

Portfolio turnover rate(f)	4	%(d)	4%	9%	6%	3%	3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Italy ETF

	Six Months Ended 02/28/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/20	08/31/19	08/31/18	08/31/17 (a)	08/31/16 (a)

Net asset value, beginning of period	$25.76		$26.83	$27.18	$30.21	$22.60	$29.50

Net investment income(b)	0.24	(c)	0.43	1.00	0.82	0.57	0.66
Net realized and unrealized gain (loss)(d)	4.32		(1.05)	(0.12)	(2.86)	7.76	(6.82)

Net increase (decrease) from investment operations	4.56		(0.62)	0.88	(2.04)	8.33	(6.16)

Distributions(e)
From net investment income		(0.24)	(0.45)	(1.23)	(0.99)	(0.72)	(0.72)
Return of capital	—		—	—	—	—	(0.02)

Total distributions		(0.24)	(0.45)	(1.23)	(0.99)	(0.72)	(0.74)

Net asset value, end of period	$30.08		$25.76	$26.83	$27.18	$30.21	$22.60

Total Return
Based on net asset value	17.73	%(f)	(2.29)%	3.46%	(6.98)%	37.37%	(20.97)%

Ratios to Average Net Assets
Total expenses	0.50	%(g)	0.51%	0.49%	0.47%	0.49%	0.48%

Net investment income	1.73	%(c)(g)	1.64%	3.72%	2.64%	2.59%	2.54%

Supplemental Data
Net assets, end of period (000)	$248,180		$208,645	$235,457	$405,625	$840,630	$461,031

Portfolio turnover rate(h)	12	%(f)	16%	13%	10%	18%	16%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

Includes a one-time special distribution from Fiat Chrysler Automobiles NV. Excluding such special distribution, the net investment income would have been $0.08 per share and 0.62% of average net assets.

(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Spain ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$23.15		$26.71	$29.85	$33.63	$26.49	$31.96

Net investment income(a)	0.37	(b)	0.77	1.04	0.99	0.94	1.00
Net realized and unrealized gain (loss)(c)	4.24		(3.44)	(3.26)	(3.72)	7.19	(5.40)

Net increase (decrease) from investment operations	4.61		(2.67)	(2.22)	(2.73)	8.13	(4.40)

Distributions(d)
From net investment income		(0.48)	(0.89)	(0.92)	(1.05)	(0.99)	(1.07)

Total distributions		(0.48)	(0.89)	(0.92)	(1.05)	(0.99)	(1.07)

Net asset value, end of period	$27.28		$23.15	$26.71	$29.85	$33.63	$26.49

Total Return
Based on net asset value	19.92	%(b)(e)	(10.44)%	(7.53)%	(8.28)%	31.48%	(13.82)%

Ratios to Average Net Assets
Total expenses	0.61	%(f)	0.51%	0.50%	0.47%	0.49%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	0.50	%(f)	0.51%	N/A	N/A	N/A	N/A

Net investment income	2.95	%(b)(f)	2.99%	3.65%	3.02%	3.10%	3.53%

Supplemental Data
Net assets, end of period (000)	$552,361		$468,824	$825,211	$875,442	$1,528,533	$599,944

Portfolio turnover rate(g)	15	%(e)	19%	12%	21%	16%	9%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the period ended February 28, 2021:

• Net investment income per share by $0.11.

• Total return by 0.49%.

• Ratio of net investment income to average net assets by 0.89%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Switzerland ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$41.87		$37.31	$34.91	$34.27	$30.22	$31.90

Net investment income (loss)(a)		(0.03)	0.73	0.72	0.66	0.69	0.81
Net realized and unrealized gain (loss)(b)	1.47		4.45	2.43	0.79	4.11	(1.70)

Net increase (decrease) from investment operations	1.44		5.18	3.15	1.45	4.80	(0.89)

Distributions(c)
From net investment income		(0.02)	(0.62)	(0.75)	(0.81)	(0.75)	(0.79)

Total distributions		(0.02)	(0.62)	(0.75)	(0.81)	(0.75)	(0.79)

Net asset value, end of period	$43.29		$41.87	$37.31	$34.91	$34.27	$30.22

Total Return
Based on net asset value	3.45	%(d)	14.07%	9.07%	4.43%	15.90%	(2.76)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.51%	0.50%	0.47%	0.49%	0.48%

Net investment income (loss)	(0.13	)%(e)	1.89%	2.06%	1.91%	2.18%	2.68%

Supplemental Data
Net assets, end of period (000)	$1,682,957		$1,721,701	$1,138,036	$1,034,086	$1,259,258	$1,091,735

Portfolio turnover rate(f)	5	%(d)	16%	11%	9%	13%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Eurozone	Diversified
MSCI Germany	Non-diversified
MSCI Italy	Non-diversified
MSCI Spain	Non-diversified
MSCI Switzerland	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI Eurozone
Morgan Stanley & Co. LLC	$3,969,912	$3,969,912		$—	$—

MSCI Germany
Credit Suisse AG	$7,462,029	$7,462,029		$—	$—
Morgan Stanley & Co. LLC	7,059,078	7,059,078		—	—

	$14,521,107	$14,521,107		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Eurozone	$63,393
MSCI Germany	28,586
MSCI Switzerland	826

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Eurozone	$16,819,804	$16,732,888	$(12,105,783)
MSCI Germany	14,398,146	10,661,147	(8,053,262)
MSCI Italy	7,587,575	3,420,065	(446,593)
MSCI Spain	22,567,198	7,627,981	(6,037,406)
MSCI Switzerland	63,069,812	24,078,971	(801,008)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Eurozone	$204,198,035	$149,183,783
MSCI Germany	93,835,604	100,690,758
MSCI Italy	22,244,455	22,400,418
MSCI Spain	71,338,650	71,879,388
MSCI Switzerland	77,943,034	80,717,672

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Eurozone	$397,344,549	$795,342,209
MSCI Germany	383,117,111	852,792,490
MSCI Italy	140,363,913	124,779,773
MSCI Spain	202,306,912	186,677,050
MSCI Switzerland	88,231,171	181,627,323

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Eurozone	$676,024,734
MSCI Germany	276,948,379
MSCI Italy	209,359,692
MSCI Spain	295,884,852
MSCI Switzerland	76,676,094

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Eurozone	$4,968,937,683	$684,829,806	$(926,559,029)	$(241,729,223)
MSCI Germany	2,859,053,160	240,073,777	(502,470,020)	(262,396,243)
MSCI Italy	276,633,423	8,356,125	(36,793,288)	(28,437,163)
MSCI Spain	707,039,249	9,292,077	(167,728,188)	(158,436,111)
MSCI Switzerland	1,470,057,087	218,028,926	(16,757,598)	201,271,328

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

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Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

MSCI Eurozone
Shares sold	10,600,000	$470,788,064	30,800,000	$1,189,725,798
Shares redeemed	(18,900,000)	(805,888,645)	(55,500,000)	(1,853,736,311)

Net decrease	(8,300,000)	$(335,100,581)	(24,700,000)	$(664,010,513)

MSCI Germany
Shares sold	12,600,000	$385,715,210	54,600,000	$1,453,163,218
Shares redeemed	(28,500,000)	(858,177,172)	(34,200,000)	(852,562,847)

Net increase (decrease)	(15,900,000)	$(472,461,962)	20,400,000	$600,600,371

MSCI Italy
Shares sold	4,950,000	$144,956,553	7,575,000	$200,938,363
Shares redeemed	(4,800,000)	(129,425,898)	(8,250,000)	(190,719,658)

Net increase (decrease)	150,000	$15,530,655	(675,000)	$10,218,705

MSCI Spain
Shares sold	8,250,000	$222,110,871	14,400,000	$362,119,221
Shares redeemed	(8,250,000)	(197,787,564)	(25,050,000)	(548,114,931)

Net increase (decrease)	—	$24,323,307	(10,650,000)	$(185,995,710)

MSCI Switzerland
Shares sold	2,125,000	$89,976,157	20,625,000	$762,493,628
Shares redeemed	(4,375,000)	(185,210,792)	(10,000,000)	(385,260,450)

Net increase (decrease)	(2,250,000)	$(95,234,635)	10,625,000	$377,233,178

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Eurozone ETF and iShares MSCI Spain ETF are expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Funds paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Funds have accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Eurozone ETF, iShares MSCI Germany ETF, iShares MSCI Italy ETF, iShares MSCI Spain ETF and iShares MSCI Switzerland ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	45

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Eurozone(a)	$0.613684	$—	$0.009322	$0.623006	99%	—%	1%	100%
MSCI Spain(a)	0.377325	—	0.101705	0.479030	79	—	21	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	47

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-807-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares, Inc.

•  iShares MSCI Hong Kong ETF | EWH | NYSE Arca

•  iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca

•  iShares MSCI Malaysia ETF | EWM | NYSE Arca

•  iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca

•  iShares MSCI Singapore ETF | EWS | NYSE Arca

•  iShares MSCI Taiwan ETF | EWT | NYSE Arca

•  iShares MSCI Thailand ETF | THD | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® MSCI Hong Kong ETF

Investment Objective

The iShares MSCI Hong Kong ETF (the “Fund”) seeks to track the investment results of an index composed of Hong Kong equities, as represented by the MSCI Hong Kong 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	16.32%	18.98%	11.43%	6.76%	18.98%	71.81%	92.31%
Fund Market	16.96	17.63	11.25	6.68	17.63	70.38	90.99
Index(a)	16.67	19.68	12.01	7.34	19.68	76.28	103.07
MSCI Hong Kong Index	16.94	19.96	12.06	7.37	19.96	76.69	103.55
MSCI Hong Kong 25/50 Index(b)	16.67	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through August 31, 2020 reflects the performance of the MSCI Hong Kong Index. Index performance beginning on September 1, 2020 reflects the performance of the MSCI Hong Kong 25/50 Index, which, effective as of September 1, 2020, replaced the MSCI Hong Kong Index as the underlying index of the fund.

(b)	The inception date of the MSCI Hong Kong 25/50 Index was March 27, 2020.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,163.20	$ 2.68		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	40.8%
Real Estate	22.1
Industrials	14.1
Utilities	9.2
Consumer Discretionary	8.4
Consumer Staples	2.8
Communication Services	1.7
Information Technology	0.9
TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

AIA Group Ltd.	21.3%
Hong Kong Exchanges & Clearing Ltd.	13.5
Sun Hung Kai Properties Ltd.	4.4
Techtronic Industries Co. Ltd.	4.0
CK Hutchison Holdings Ltd.	3.9
Galaxy Entertainment Group Ltd.	3.7
Link REIT	3.7
Hong Kong & China Gas Co. Ltd.	3.1
CLP Holdings Ltd.	3.1
CK Asset Holdings Ltd.	2.9

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Japan Small-Cap ETF

Investment Objective

The iShares MSCI Japan Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Japanese equities, as represented by the MSCI Japan Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	12.14%	24.32%	9.87%	7.18%	24.32%	60.11%	99.99%
Fund Market	13.55	26.95	10.17	7.16	26.95	62.32	99.59
Index	12.29	24.62	10.15	7.54	24.62	62.13	106.91

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,121.40	$ 2.63		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Industrials	24.4%
Consumer Discretionary	15.4
Information Technology	12.8
Real Estate	10.9
Materials	10.2
Consumer Staples	8.7
Financials	6.7
Health Care	5.6
Communication Services	3.2
Utilities	1.3
Energy	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Taiyo Yuden Co. Ltd.	0.7%
Advance Residence Investment Corp.	0.5
Sushiro Global Holdings Ltd.	0.5
NOF Corp.	0.5
Mitsui OSK Lines Ltd.	0.4
Ebara Corp.	0.4
COMSYS Holdings Corp.	0.4
Sojitz Corp.	0.4
Haseko Corp.	0.4
Sekisui House REIT Inc.	0.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® MSCI Malaysia ETF

Investment Objective

The iShares MSCI Malaysia ETF (the “Fund”) seeks to track the investment results of an index composed of Malaysian equities, as represented by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.96%	10.44%	1.53%	(0.55)%	10.44%	7.87%	(5.41)%
Fund Market	2.53	8.98	1.18	(0.76)	8.98	6.04	(7.32)
Index	4.01	10.68	1.87	(0.21)	10.68	9.70	(2.05)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,039.60	$ 2.53		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	32.3%
Consumer Staples	14.4
Health Care	14.3
Communication Services	8.5
Industrials	7.9
Utilities	7.8
Materials	6.8
Energy	4.0
Consumer Discretionary	4.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Public Bank Bhd	13.1%
Malayan Banking Bhd	6.8
CIMB Group Holdings Bhd	6.0
Top Glove Corp. Bhd	5.6
Tenaga Nasional Bhd	5.0
Petronas Chemicals Group Bhd	3.8
Hartalega Holdings Bhd	3.7
Press Metal Aluminium Holdings Bhd	3.0
Petronas Gas Bhd	2.8
Dialog Group Bhd	2.8

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Pacific ex Japan ETF

Investment Objective

The iShares MSCI Pacific ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Pacific region developed market equities, excluding Japan, as represented by the MSCI Pacific ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	16.69%	21.05%	11.33%	4.73%	21.05%	71.00%	58.79%
Fund Market	17.98	20.43	11.31	4.67	20.43	70.85	57.85
Index	16.93	21.59	11.80	5.16	21.59	74.69	65.43

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,166.90	$ 2.58		$ 1,000.00	$ 1,022.40	$ 2.41		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	38.4%
Materials	12.7
Real Estate	11.4
Industrials	7.8
Health Care	7.4
Consumer Discretionary	5.9
Consumer Staples	4.9
Utilities	3.7
Communication Services	2.8
Information Technology	2.5
Energy	2.5

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Australia	59.4%
Hong Kong	28.8
Singapore	9.0
New Zealand	2.8
Malta	0.0	(b)

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021	iShares® MSCI Singapore ETF

Investment Objective

The iShares MSCI Singapore ETF (the “Fund”) seeks to track the investment results of an index composed of Singaporean equities, as represented by the MSCI Singapore 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	18.26%	5.86%	6.69%	2.24%	5.86%	38.21%	24.86%
Fund Market	17.74	3.83	6.56	2.13	3.83	37.37	23.42
Index	18.56	6.39	7.22	2.68	6.39	41.68	30.31

Index performance through November 30, 2016 reflects the performance of the MSCI Singapore Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Singapore 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,182.60	$ 2.71		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	50.0%
Real Estate	22.5
Industrials	12.1
Communication Services	4.4
Consumer Staples	4.3
Information Technology	3.4
Consumer Discretionary	3.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

DBS Group Holdings Ltd.	19.7%
Oversea-Chinese Banking Corp. Ltd.	14.8
United Overseas Bank Ltd.	11.4
Singapore Telecommunications Ltd.	4.4
Wilmar International Ltd.	4.3
Ascendas REIT	4.3
Keppel Corp. Ltd.	4.3
Singapore Airlines Ltd.	4.2
Singapore Exchange Ltd.	4.1
Singapore Technologies Engineering Ltd.	3.6

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Taiwan ETF

Investment Objective

The iShares MSCI Taiwan ETF (the “Fund”) seeks to track the investment results of an index composed of Taiwanese equities, as represented by the MSCI Taiwan 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	34.72%	55.29%	20.81%	9.95%	55.29%	157.38%	158.09%
Fund Market	35.51	58.70	20.90	9.85	58.70	158.29	155.79
Index	35.28	56.06	21.57	10.53	56.06	165.49	172.21

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through November 30, 2016 reflects the performance of the MSCI Taiwan Index. Index performance beginning on December 1, 2016 reflects the performance of the MSCI Taiwan 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,347.20	$ 3.32		$ 1,000.00	$ 1,022.00	$ 2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	63.5%
Financials	15.6
Materials	7.0
Consumer Discretionary	3.9
Industrials	3.1
Communication Services	3.0
Consumer Staples	2.0
Other (each representing less than 1%)	1.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Taiwan Semiconductor Manufacturing Co. Ltd.	21.4%
Hon Hai Precision Industry Co. Ltd.	5.2
MediaTek Inc.	5.1
United Microelectronics Corp.	2.6
Delta Electronics Inc.	2.3
Chunghwa Telecom Co. Ltd.	1.6
Formosa Plastics Corp.	1.6
Nan Ya Plastics Corp.	1.5
CTBC Financial Holding Co. Ltd.	1.4
ASE Technology Holding Co. Ltd.	1.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2021	iShares® MSCI Thailand ETF

Investment Objective

The iShares MSCI Thailand ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Thai equities, as represented by the MSCI Thailand IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	15.08%	14.25%	7.04%	5.08%	14.25%	40.49%	64.13%
Fund Market	14.76	13.43	6.86	4.98	13.43	39.35	62.65
Index	17.59	16.98	7.82	5.59	16.98	45.74	72.33

Index performance through February 11, 2013 reflects the performance of the MSCI Thailand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Thailand IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,150.80	$ 3.04		$ 1,000.00	$ 1,022.00	$ 2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Energy	15.2%
Financials	13.3
Consumer Staples	11.2
Materials	9.8
Consumer Discretionary	8.9
Utilities	8.6
Industrials	8.4
Communication Services	8.2
Real Estate	6.5
Health Care	6.1
Information Technology	3.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

PTT PCL	8.2%
CP ALL PCL	6.3
Siam Cement PCL (The)	5.1
Airports of Thailand PCL	4.9
Advanced Info Service PCL	3.6
Bangkok Dusit Medical Services PCL	3.4
Kasikornbank PCL	3.0
PTT Exploration & Production PCL	2.9
PTT Global Chemical PCL	2.6
Intouch Holdings PCL	2.3

(a)	Excludes money market funds.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Hong Kong ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 5.9%
Bank of East Asia Ltd. (The)	4,730,810	$11,172,428
BOC Hong Kong Holdings Ltd.	11,161,000	37,120,125
Hang Seng Bank Ltd.	2,270,800	43,909,325

		92,201,878

Beverages — 1.1%
Budweiser Brewing Co. APAC Ltd.(a)	5,534,800	16,909,738

Building Products — 1.1%
Xinyi Glass Holdings Ltd.	6,002,000	16,789,677

Capital Markets — 13.5%
Hong Kong Exchanges & Clearing Ltd.	3,437,000	209,657,731

Diversified Telecommunication Services — 1.7%
HKT Trust & HKT Ltd.	12,423,500	16,879,951
PCCW Ltd.	16,100,169	9,235,854

		26,115,805

Electric Utilities — 6.1%
CK Infrastructure Holdings Ltd.	2,295,500	13,301,285
CLP Holdings Ltd.	4,863,200	47,426,129
HK Electric Investments & HK Electric Investments Ltd.	9,919,000	9,717,803
Power Assets Holdings Ltd.	4,343,000	24,129,800

		94,575,017

Equity Real Estate Investment Trusts (REITs) — 3.7%
Link REIT	6,056,900	57,154,193

Food Products — 1.7%
WH Group Ltd.(a)	29,772,000	26,711,844

Gas Utilities — 3.1%
Hong Kong & China Gas Co. Ltd.	31,591,805	47,648,246

Hotels, Restaurants & Leisure — 8.4%
Galaxy Entertainment Group Ltd.	6,362,000	58,146,893
Melco Resorts & Entertainment Ltd., ADR	733,956	15,897,487
Sands China Ltd.(b)	7,353,200	34,408,807
SJM Holdings Ltd.	7,460,000	10,386,021
Wynn Macau Ltd.(b)	5,689,200	10,736,900

		129,576,108

Industrial Conglomerates — 7.3%
CK Hutchison Holdings Ltd.	7,910,767	59,758,931
Jardine Matheson Holdings Ltd.	655,700	34,306,224
Jardine Strategic Holdings Ltd.	717,500	18,568,900

		112,634,055

Security	Shares	Value

Insurance — 21.3%
AIA Group Ltd.	26,447,400	$330,875,901

Machinery — 4.0%
Techtronic Industries Co. Ltd.	4,019,647	61,351,648

Real Estate Management & Development — 18.4%
CK Asset Holdings Ltd.	7,702,267	45,226,561
ESR Cayman Ltd.(a)(b)	5,798,200	18,349,798
Hang Lung Properties Ltd.	6,522,000	16,899,096
Henderson Land Development Co. Ltd.	4,656,762	20,230,218
Hongkong Land Holdings Ltd.	3,801,800	18,324,676
New World Development Co. Ltd.	4,796,266	24,391,409
Sino Land Co. Ltd.	10,518,000	15,917,977
Sun Hung Kai Properties Ltd.	4,245,000	68,183,980
Swire Pacific Ltd., Class A	1,730,500	12,682,027
Swire Properties Ltd.	4,081,200	13,126,382
Wharf Real Estate Investment Co. Ltd.	5,465,150	32,654,154

		285,986,278

Road & Rail — 1.8%
MTR Corp. Ltd.	4,749,583	28,501,110

Semiconductors & Semiconductor Equipment — 0.9%
ASM Pacific Technology Ltd.	1,035,100	14,397,609

Total Common Stocks — 100.0% (Cost: $1,507,610,805)		1,551,086,838

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	890,000	890,000

Total Short-Term Investments — 0.1% (Cost: $890,000)		890,000

Total Investments in Securities — 100.1% (Cost: $1,508,500,805)		1,551,976,838

Other Assets, Less Liabilities — (0.1)%		(854,318)

Net Assets — 100.0%		$1,551,122,520

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Hong Kong ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$21,124,049	$—		$(21,118,611	)(b)	$(7,548)	$2,110	$—	—	$26,940	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	495,000	395,000	(b)	—		—	—	890,000	890,000	288		—

						$(7,548)	$2,110	$890,000		$27,228		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	2	03/19/21	$216	$(4,911)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,911

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(291,521)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$67,759

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,729,730

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Hong Kong ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,551,086,838	$—	$—	$1,551,086,838
Money Market Funds	890,000	—	—	890,000

	$1,551,976,838	$—	$—	$1,551,976,838

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,911)	$—	$—	$(4,911)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
Kintetsu World Express Inc.	3,200	$83,229
Konoike Transport Co. Ltd.	2,400	23,270
Maruwa Unyu Kikan Co. Ltd.	3,200	58,149
Mitsui-Soko Holdings Co. Ltd.	1,600	32,574
SBS Holdings Inc.	1,600	36,523

		233,745

Auto Components — 3.0%
Daikyonishikawa Corp.	3,200	21,986
Eagle Industry Co. Ltd.	1,600	16,264
Exedy Corp.	2,400	36,538
FCC Co. Ltd.	2,400	38,318
Futaba Industrial Co. Ltd.	4,000	19,673
G-Tekt Corp.	1,600	20,905
Ichikoh Industries Ltd.	2,400	16,332
JTEKT Corp.	16,000	167,749
KYB Corp.(a)	1,600	44,468
Musashi Seimitsu Industry Co. Ltd.	3,200	52,713
NHK Spring Co. Ltd.	16,000	119,542
Nifco Inc./Japan	6,400	219,561
Nippon Seiki Co. Ltd.	3,200	37,244
NOK Corp.	6,400	87,404
Pacific Industrial Co. Ltd.	3,200	34,631
Piolax Inc.	2,400	34,443
Press Kogyo Co. Ltd.	7,200	21,558
Shoei Co. Ltd.	1,600	60,222
Sumitomo Riko Co. Ltd.	2,400	13,831
Sumitomo Rubber Industries Ltd.	13,600	151,267
Tachi-S Co. Ltd.	2,400	23,766
Tokai Rika Co. Ltd.	4,000	64,990
Topre Corp.	2,400	34,196
Toyo Tire Corp.	8,000	139,441
Toyota Boshoku Corp.	4,800	74,428
TPR Co. Ltd.	1,600	22,091
TS Tech Co. Ltd.	3,200	88,815
Unipres Corp.	3,200	27,483
Yokohama Rubber Co. Ltd. (The)	9,600	165,797

		1,855,656

Automobiles — 0.3%
Mitsubishi Motors Corp.(a)	52,000	147,400
Nissan Shatai Co. Ltd.	4,800	34,511

		181,911

Banks — 3.9%
77 Bank Ltd. (The)	4,200	55,269
Aichi Bank Ltd. (The)	800	21,904
Aomori Bank Ltd. (The)	1,600	35,787
Aozora Bank Ltd.	9,600	202,741
Awa Bank Ltd. (The)	2,400	50,370
Bank of Iwate Ltd. (The)	800	15,664
Bank of Nagoya Ltd. (The)	800	21,415
Bank of Okinawa Ltd. (The)	1,600	41,509
Bank of the Ryukyus Ltd.	3,200	23,278
Chugoku Bank Ltd. (The)	11,200	89,041
Chukyo Bank Ltd. (The)	800	13,328
Daishi Hokuetsu Financial Group Inc.	2,400	52,938
Ehime Bank Ltd. (The)	2,400	21,851
Gunma Bank Ltd. (The)	26,400	84,746
Hachijuni Bank Ltd. (The)	28,000	92,247
Hirogin Holdings Inc.	19,200	112,814

Security	Shares	Value

Banks (continued)
Hokkoku Bank Ltd. (The)	1,600	$39,527
Hokuhoku Financial Group Inc.	9,600	86,683
Hyakugo Bank Ltd. (The)	16,000	45,354
Hyakujushi Bank Ltd. (The)	1,600	23,413
Iyo Bank Ltd. (The)	16,800	97,135
Juroku Bank Ltd. (The)	2,400	44,400
Kansai Mirai Financial Group Inc.	7,274	40,760
Keiyo Bank Ltd. (The)	7,200	29,060
Kiyo Bank Ltd. (The)	4,800	64,877
Kyushu Financial Group Inc.	27,200	110,291
Mebuki Financial Group Inc.	77,600	165,339
Miyazaki Bank Ltd. (The)	800	16,873
Musashino Bank Ltd. (The)	2,400	35,480
Nanto Bank Ltd. (The)	2,400	40,818
Nishi-Nippon Financial Holdings Inc.	10,400	67,941
North Pacific Bank Ltd.	20,000	45,241
Ogaki Kyoritsu Bank Ltd. (The)	2,400	45,324
Oita Bank Ltd. (The)	800	15,784
San ju San Financial Group Inc.	1,600	20,274
San-in Godo Bank Ltd. (The)	11,200	50,986
Senshu Ikeda Holdings Inc.	16,800	25,230
Seven Bank Ltd.	45,600	102,722
Shiga Bank Ltd. (The)	3,200	62,594
Shikoku Bank Ltd. (The)	2,400	16,692
Suruga Bank Ltd.	10,400	34,458
Toho Bank Ltd. (The)	12,800	25,470
Tokyo Kiraboshi Financial Group Inc.	1,630	18,619
TOMONY Holdings Inc.	9,600	27,302
Yamagata Bank Ltd. (The)	1,600	16,159
Yamaguchi Financial Group Inc.	15,900	97,901

		2,447,609

Beverages — 0.4%
Sapporo Holdings Ltd.	4,800	98,442
Takara Holdings Inc.	11,200	150,013

		248,455

Biotechnology — 0.6%
AnGes Inc.(a)	9,600	90,918
GNI Group Ltd.(a)	3,297	62,232
HEALIOS KK(a)	1,600	26,041
Pharma Foods International Co. Ltd.	1,600	50,535
SanBio Co. Ltd.(a)	2,400	38,318
Takara Bio Inc.	4,000	108,767

		376,811

Building Products — 1.5%
Aica Kogyo Co. Ltd.	4,000	138,352
Bunka Shutter Co. Ltd.	4,000	37,394
Central Glass Co. Ltd.	2,400	49,649
Maeda Kosen Co. Ltd.	1,600	43,131
Nichias Corp.	4,800	112,048
Nichiha Corp.	1,600	44,918
Nippon Sheet Glass Co. Ltd.(a)	6,400	32,379
Nitto Boseki Co. Ltd.	1,600	60,297
Noritz Corp.	2,400	35,975
Okabe Co. Ltd.	2,400	17,143
Sanwa Holdings Corp.	14,400	177,736
Sekisui Jushi Corp.	2,400	43,634
Shin Nippon Air Technologies Co. Ltd.	800	16,482
Sinko Industries Ltd.	1,600	28,279
Takara Standard Co. Ltd.	2,400	33,565

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Takasago Thermal Engineering Co. Ltd.	3,200	$47,336

		918,318

Capital Markets — 1.0%
GMO Financial Holdings Inc.	3,200	27,723
JAFCO Group Co. Ltd.	2,400	146,199
M&A Capital Partners Co. Ltd.(a)	800	35,404
Marusan Securities Co. Ltd.	4,000	21,701
Matsui Securities Co. Ltd.	8,800	75,247
Monex Group Inc.	12,000	99,793
Okasan Securities Group Inc.	12,000	44,265
SPARX Group Co. Ltd.	7,200	21,558
Strike Co. Ltd.	800	33,828
Tokai Tokyo Financial Holdings Inc.	15,200	51,504
Uzabase Inc.(a)	1,600	45,804

		603,026

Chemicals — 6.5%
ADEKA Corp.	6,400	107,468
C.I. Takiron Corp.	3,200	19,854
Chugoku Marine Paints Ltd.	3,200	27,122
Daicel Corp.	17,600	128,853
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	17,278
Denka Co. Ltd.	6,400	240,285
DIC Corp.	5,600	137,135
DKS Co. Ltd.	800	27,257
Fujimi Inc.	1,600	59,020
Fujimori Kogyo Co. Ltd.	1,600	63,676
Fuso Chemical Co. Ltd.	1,600	57,518
Hodogaya Chemical Co. Ltd.	800	35,893
JCU Corp.	1,600	51,586
JSP Corp.	800	13,464
Kaneka Corp.	4,000	155,059
Kanto Denka Kogyo Co. Ltd.	3,200	26,191
KH Neochem Co. Ltd.	2,400	55,010
Koatsu Gas Kogyo Co. Ltd.	2,400	16,084
Konishi Co. Ltd.	2,400	37,011
Kumiai Chemical Industry Co. Ltd.	6,449	51,209
Kureha Corp.	1,600	105,425
Lintec Corp.	3,200	69,773
Nihon Nohyaku Co. Ltd.	2,400	11,511
Nihon Parkerizing Co. Ltd.	6,400	64,637
Nippon Fine Chemical Co. Ltd.	800	10,437
Nippon Kayaku Co. Ltd.	10,400	100,740
Nippon Shokubai Co. Ltd.	2,400	127,501
Nippon Soda Co. Ltd.	1,600	50,235
NOF Corp.	5,600	294,875
Okamoto Industries Inc.	800	30,148
Osaka Organic Chemical Industry Ltd.	800	25,530
Osaka Soda Co. Ltd.	800	19,208
Sakai Chemical Industry Co. Ltd.	800	14,410
Sakata INX Corp.	3,200	32,168
Sanyo Chemical Industries Ltd.	800	37,845
Shikoku Chemicals Corp.	2,400	26,920
Shin-Etsu Polymer Co. Ltd.	3,200	29,195
Showa Denko KK	10,400	253,216
Stella Chemifa Corp.	800	23,878
Sumitomo Bakelite Co. Ltd.	2,400	95,401
Sumitomo Seika Chemicals Co. Ltd.	800	29,135
T. Hasegawa Co. Ltd.	2,400	41,742
Taiyo Holdings Co. Ltd.	1,600	83,049

Security	Shares	Value

Chemicals (continued)
Takasago International Corp.	800	$19,253
Taki Chemical Co. Ltd.	400	22,564
Tayca Corp.	800	10,460
Tenma Corp.	1,600	31,958
Toagosei Co. Ltd.	8,000	87,028
Tokai Carbon Co. Ltd.	15,200	205,587
Tokuyama Corp.	4,800	119,662
Tokyo Ohka Kogyo Co. Ltd.	2,400	141,017
Toyo Gosei Co. Ltd.	400	43,176
Toyo Ink SC Holdings Co. Ltd.	2,400	42,598
Toyobo Co. Ltd.	6,400	80,616
Ube Industries Ltd.	8,000	160,541
Valqua Ltd.	1,600	30,727
Zeon Corp.	10,400	152,281

		4,051,420

Commercial Services & Supplies — 1.9%
Aeon Delight Co. Ltd.	1,600	47,682
Bell System24 Holdings Inc.	2,400	38,678
Central Security Patrols Co. Ltd.	800	25,117
Daiseki Co. Ltd.	3,260	102,047
Duskin Co. Ltd.	3,200	81,697
Japan Elevator Service Holdings Co. Ltd.	4,000	79,482
Kokuyo Co. Ltd.	6,400	91,309
Matsuda Sangyo Co. Ltd.	860	15,119
Mitsubishi Pencil Co. Ltd.	2,400	30,344
Nichiban Co. Ltd.	800	13,756
Nippon Kanzai Co. Ltd.	1,600	31,372
Nippon Parking Development Co. Ltd.	15,200	19,831
Okamura Corp.	4,000	41,449
Oyo Corp.	1,600	18,697
Park24 Co. Ltd.(a)	8,800	189,232
Pilot Corp.	2,400	72,086
Prestige International Inc.	7,200	50,145
Raksul Inc.(a)	1,600	55,716
Relia Inc.	3,200	40,068
Sato Holdings Corp.	2,400	56,204
Toppan Forms Co. Ltd.	4,000	38,220
Uchida Yoko Co. Ltd.	800	33,753

		1,172,004

Communications Equipment — 0.1%
DKK Co. Ltd.	800	21,288
Icom Inc.	800	20,281

		41,569

Construction & Engineering — 5.0%
Chiyoda Corp.(a)	12,800	53,584
Chudenko Corp.	2,400	49,356
COMSYS Holdings Corp.	8,800	265,553
Dai-Dan Co. Ltd.	800	20,191
Daiho Corp.	800	27,708
Fukuda Corp.	800	37,282
Hazama Ando Corp.	14,400	107,453
Hibiya Engineering Ltd.	1,600	27,783
JDC Corp.	3,200	16,460
JGC Holdings Corp.	16,800	215,558
JTOWER Inc.(a)	800	67,881
Kandenko Co. Ltd.	7,200	59,065
Kinden Corp.	10,400	169,754
Kumagai Gumi Co. Ltd.	3,200	83,769
Kyowa Exeo Corp.	8,000	204,393

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Kyudenko Corp.	3,200	$105,125
Maeda Corp.	10,400	91,759
Maeda Road Construction Co. Ltd.	3,200	64,997
Meisei Industrial Co. Ltd.	2,400	17,413
Mirait Holdings Corp.	6,400	100,559
Nichireki Co. Ltd.	1,600	22,617
Nippo Corp.	4,000	104,411
Nippon Densetsu Kogyo Co. Ltd.	2,400	42,373
Nippon Koei Co. Ltd.	800	21,250
Nippon Road Co. Ltd. (The)	800	59,921
Nishimatsu Construction Co. Ltd.	4,000	99,531
Okumura Corp.	2,400	60,507
Penta-Ocean Construction Co. Ltd.	20,800	154,624
Raito Kogyo Co. Ltd.	3,200	53,043
Raiznext Corp.	2,400	25,680
Sanki Engineering Co. Ltd.	3,200	38,926
Shinnihon Corp.	2,400	18,472
SHO-BOND Holdings Co. Ltd.	3,200	139,666
Sumitomo Densetsu Co. Ltd.	1,600	36,133
Sumitomo Mitsui Construction Co. Ltd.	11,200	48,568
Taihei Dengyo Kaisha Ltd.	800	19,951
Taikisha Ltd.	1,600	42,200
Takamatsu Construction Group Co. Ltd.	1,600	31,552
Toa Corp./Tokyo	800	17,015
Toda Corp.	17,600	120,263
Toenec Corp.	800	26,882
Tokyu Construction Co. Ltd.	6,440	32,097
Totetsu Kogyo Co. Ltd.	1,600	38,536
Toyo Construction Co. Ltd.	5,600	28,647
Yahagi Construction Co. Ltd.	2,400	18,517
Yokogawa Bridge Holdings Corp.	2,400	43,612
Yurtec Corp.	3,200	23,578

		3,154,215

Construction Materials — 0.1%
Sumitomo Osaka Cement Co. Ltd.	2,400	79,294

Consumer Finance — 0.8%
AEON Financial Service Co. Ltd.	8,800	112,664
Aiful Corp.(a)	24,000	63,075
Credit Saison Co. Ltd.	12,000	149,239
Hitachi Capital Corp.	4,000	108,016
Jaccs Co. Ltd.	1,600	30,606
Orient Corp.	40,000	55,566

		519,166

Containers & Packaging — 0.8%
FP Corp.	3,600	139,722
Fuji Seal International Inc.	3,200	65,778
Pack Corp. (The)	800	19,373
Rengo Co. Ltd.	13,600	110,164
Toyo Seikan Group Holdings Ltd.	11,200	140,026

		475,063

Distributors — 0.3%
Arata Corp.	800	33,640
Doshisha Co. Ltd.	1,600	26,537
PALTAC Corp.	2,400	129,979

		190,156

Diversified Consumer Services — 0.3%
Benesse Holdings Inc.	5,600	112,957
Japan Best Rescue System Co. Ltd.	1,600	13,066

Security	Shares	Value

Diversified Consumer Services (continued)
Litalico Inc.(a)	800	$28,834
Riso Kyoiku Co. Ltd.	9,600	28,744
Studio Alice Co. Ltd.	800	15,228

		198,829

Diversified Financial Services — 0.8%
eGuarantee Inc.	2,400	47,013
Financial Products Group Co. Ltd.	4,800	28,429
Fuyo General Lease Co. Ltd.	1,600	105,876
Japan Investment Adviser Co. Ltd.	800	10,107
Japan Securities Finance Co. Ltd.	7,200	40,683
Mizuho Leasing Co. Ltd.	2,400	74,451
NEC Capital Solutions Ltd.	800	14,898
Ricoh Leasing Co. Ltd.	800	24,517
Zenkoku Hosho Co. Ltd.	4,000	183,405

		529,379

Diversified Telecommunication Services — 0.3%
ARTERIA Networks Corp.	1,600	23,248
Internet Initiative Japan Inc.	4,000	82,598
V-Cube Inc.	1,600	39,091
Vision Inc./Tokyo Japan(a)	2,400	27,167

		172,104

Electric Utilities — 0.4%
Hokkaido Electric Power Co. Inc.	13,600	57,060
Hokuriku Electric Power Co.	12,800	79,294
Okinawa Electric Power Co. Inc. (The)	3,292	44,032
Shikoku Electric Power Co. Inc.	12,800	89,266

		269,652

Electrical Equipment — 1.6%
Cosel Co. Ltd.	1,600	16,144
Daihen Corp.	1,600	67,956
Denyo Co. Ltd.	800	15,145
Fujikura Ltd.(a)	18,400	88,598
Furukawa Electric Co. Ltd.	4,800	125,294
Futaba Corp.	2,400	20,927
GS Yuasa Corp.	4,800	141,243
Idec Corp./Japan	2,400	39,197
Mabuchi Motor Co. Ltd.	4,000	176,835
Nippon Carbon Co. Ltd.	800	29,097
Nissin Electric Co. Ltd.	4,000	46,555
Nitto Kogyo Corp.	1,600	29,675
Sanyo Denki Co. Ltd.	800	42,801
Sinfonia Technology Co. Ltd.	1,600	19,493
Tatsuta Electric Wire and Cable Co. Ltd.	3,200	18,682
Toyo Tanso Co. Ltd.	800	14,192
Ushio Inc.	7,200	89,747

		981,581

Electronic Equipment, Instruments & Components — 4.6%
Ai Holdings Corp.	3,200	59,501
Alps Alpine Co. Ltd.	16,000	210,550
Amano Corp.	4,000	89,656
Anritsu Corp.	10,400	221,881
Canon Electronics Inc.	1,600	24,329
Canon Marketing Japan Inc.	3,200	69,953
Citizen Watch Co. Ltd.	20,800	74,774
CONEXIO Corp.	800	10,182
Daiwabo Holdings Co. Ltd.	1,600	119,242
Dexerials Corp.	4,000	58,081
Elematec Corp.	1,600	14,162
Enplas Corp.	800	33,114

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
ESPEC Corp.	1,600	$27,167
Hioki E.E. Corp.	800	27,445
Hochiki Corp.	800	9,581
Horiba Ltd.	2,900	172,574
Hosiden Corp.	4,000	38,408
I-PEX Inc.	800	14,928
Iriso Electronics Co. Ltd.	1,600	72,536
Japan Aviation Electronics Industry Ltd.	3,200	50,760
Japan Display Inc.(a)	47,200	20,822
Kaga Electronics Co. Ltd.	1,600	34,661
Koa Corp.	1,600	21,385
Macnica Fuji Electronics Holdings Inc.	4,000	75,953
Maruwa Co. Ltd./Aichi	800	75,840
Meiko Electronics Co. Ltd.	1,600	33,580
Nichicon Corp.	4,000	40,436
Nippon Ceramic Co. Ltd.	1,600	39,632
Nippon Electric Glass Co. Ltd.	6,400	144,832
Nippon Signal Co. Ltd.	3,200	27,723
Nissha Co. Ltd.	3,200	39,707
Nohmi Bosai Ltd.	1,600	32,409
Oki Electric Industry Co. Ltd.	6,400	62,654
Optex Group Co. Ltd.	2,400	35,773
Restar Holdings Corp.	1,600	29,886
Riken Keiki Co. Ltd.	800	19,899
Ryosan Co. Ltd.	1,600	32,363
Ryoyo Electro Corp.	800	20,297
Sanshin Electronics Co. Ltd.	800	14,477
Shinko Shoji Co. Ltd.	1,600	11,519
Siix Corp.	2,400	40,728
Tachibana Eletech Co. Ltd.	800	11,616
Taiyo Yuden Co. Ltd.	8,800	434,466
Tamura Corp.	5,600	27,753
Topcon Corp.	8,000	100,544
V Technology Co. Ltd.	800	40,248
Yokowo Co. Ltd.	800	21,228

		2,889,255

Energy Equipment & Services — 0.0%
Modec Inc.	1,600	25,951

Entertainment — 1.3%
Akatsuki Inc.	800	31,162
Amuse Inc.	800	19,891
Avex Inc.	2,400	33,407
COLOPL Inc.	4,800	39,197
Daiichikosho Co. Ltd.	3,200	127,051
DeNA Co. Ltd.	6,400	125,970
GungHo Online Entertainment Inc.	3,200	65,448
HEROZ Inc.(a)	800	23,953
KLab Inc.(a)	2,400	18,922
Marvelous Inc.	2,400	19,598
Shochiku Co. Ltd.(a)	800	119,392
Toei Animation Co. Ltd.	800	82,448
Toei Co. Ltd.	500	99,587
UUUM Co. Ltd.(a)	800	13,576

		819,602

Equity Real Estate Investment Trusts (REITs) — 9.3%
Activia Properties Inc.	56	245,992
Advance Residence Investment Corp.	104	315,787
AEON REIT Investment Corp.	120	166,923
Comforia Residential REIT Inc.	48	142,820

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CRE Logistics REIT Inc.	32	$46,315
Daiwa Office Investment Corp.	24	164,220
Daiwa Securities Living Investments Corp.	136	132,758
Frontier Real Estate Investment Corp.	40	175,709
Fukuoka REIT Corp.	56	88,568
Global One Real Estate Investment Corp.	80	87,929
Hankyu Hanshin REIT Inc.	40	55,791
Heiwa Real Estate REIT Inc.	64	93,351
Hoshino Resorts REIT Inc.	16	90,107
Hulic REIT Inc.	88	139,013
Ichigo Office REIT Investment Corp.	96	78,934
Industrial & Infrastructure Fund Investment Corp.	144	247,344
Invesco Office J-REIT Inc.	696	113,474
Invincible Investment Corp.	480	194,631
Itochu Advance Logistics Investment Corp.	40	49,258
Japan Excellent Inc.	96	123,627
Japan Hotel REIT Investment Corp.	352	217,068
Japan Logistics Fund Inc.	64	187,423
Japan Prime Realty Investment Corp.	64	231,575
Kenedix Office Investment Corp.	32	211,451
Kenedix Residential Next Investment Corp.	72	129,078
Kenedix Retail REIT Corp.	40	101,445
LaSalle Logiport REIT	120	181,002
MCUBS MidCity Investment Corp.(a)(b)	113	111,685
Mirai Corp.	128	53,704
Mitsubishi Estate Logistics REIT Investment Corp.	24	94,612
Mitsui Fudosan Logistics Park Inc.	41	199,728
Mori Hills REIT Investment Corp.	120	166,135
Mori Trust Hotel REIT Inc.	24	30,321
Mori Trust Sogo REIT Inc.	80	113,535
Nippon Accommodations Fund Inc.	32	178,412
Nippon REIT Investment Corp.	32	118,941
One REIT Inc.	16	43,011
Premier Investment Corp.	104	141,153
Samty Residential Investment Corp.	24	25,500
Sekisui House REIT Inc.	320	254,102
SOSiLA Logistics REIT Inc.	40	50,272
Star Asia Investment Corp.	112	56,032
Starts Proceed Investment Corp.	16	32,378
Takara Leben Real Estate Investment Corp.	32	32,138
Tokyu REIT Inc.	64	108,909

		5,822,161

Food & Staples Retailing — 2.9%
Aeon Hokkaido Corp.	1,600	16,955
Ain Holdings Inc.	2,000	128,966
Arcs Co. Ltd.	3,200	65,928
Axial Retailing Inc.	800	34,166
Belc Co. Ltd.	800	40,698
Cawachi Ltd.	800	21,483
cocokara fine Inc.	1,600	111,132
Create SD Holdings Co. Ltd.	2,400	72,874
Daikokutenbussan Co. Ltd.	800	44,002
G-7 Holdings Inc.	800	17,864
Genky DrugStores Co. Ltd.	800	24,855
Halows Co. Ltd.	800	21,055
Heiwado Co. Ltd.	2,400	43,927
Inageya Co. Ltd.	1,600	24,824
Itochu-Shokuhin Co. Ltd.	800	39,121
JM Holdings Co. Ltd.	800	14,650
Kansai Super Market Ltd.	800	8,005

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Kato Sangyo Co. Ltd.	1,600	$53,689
Kusuri no Aoki Holdings Co. Ltd.	1,300	101,887
Life Corp.	1,600	47,231
Matsumotokiyoshi Holdings Co. Ltd.	5,600	219,711
Maxvalu Tokai Co. Ltd.	800	18,960
Ministop Co. Ltd.	800	10,235
Mitsubishi Shokuhin Co. Ltd.	1,600	42,936
Nihon Chouzai Co. Ltd.	800	11,556
Okuwa Co. Ltd.	1,600	16,970
Qol Holdings Co. Ltd.	1,600	21,025
Retail Partners Co. Ltd.	1,600	20,259
San-A Co. Ltd.	1,600	62,249
Shoei Foods Corp.	800	28,647
Sugi Holdings Co. Ltd.	2,700	188,042
United Super Markets Holdings Inc.	4,000	39,947
Valor Holdings Co. Ltd.	2,400	50,708
YAKUODO Holdings Co. Ltd.	800	19,253
Yaoko Co. Ltd.	1,600	98,066
Yokohama Reito Co. Ltd.	3,200	26,341

		1,808,217

Food Products — 4.0%
Ariake Japan Co. Ltd.	1,600	99,268
Chubu Shiryo Co. Ltd.	1,600	20,710
DyDo Group Holdings Inc.	800	37,995
Ezaki Glico Co. Ltd.	3,200	130,205
Feed One Co. Ltd.	1,760	14,603
Fuji Oil Holdings Inc.	4,000	111,019
Fujicco Co. Ltd.	1,600	28,684
Fujiya Co. Ltd.	800	16,933
Hokuto Corp.	1,600	31,778
House Foods Group Inc.	4,800	160,390
Itoham Yonekyu Holdings Inc.	11,200	74,639
J-Oil Mills Inc.	800	28,234
Kagome Co. Ltd.	6,400	190,726
Kameda Seika Co. Ltd.	800	35,179
Kewpie Corp.	8,000	172,930
KEY Coffee Inc.	1,600	31,943
Kotobuki Spirits Co. Ltd.	1,600	107,227
Marudai Food Co. Ltd.	1,600	25,005
Maruha Nichiro Corp.	3,200	74,008
Megmilk Snow Brand Co. Ltd.	4,000	80,195
Mitsui Sugar Co. Ltd.	800	14,117
Morinaga & Co. Ltd./Japan	3,200	115,337
Morinaga Milk Industry Co. Ltd.	3,200	145,673
Nagatanien Holdings Co. Ltd.	800	17,255
Nichirei Corp.	8,800	229,045
Nippn Corp., New	4,000	59,621
Nippon Suisan Kaisha Ltd.	21,600	102,790
Nisshin Oillio Group Ltd. (The)	1,600	47,306
Prima Meat Packers Ltd.	2,400	70,058
Riken Vitamin Co. Ltd.	1,600	19,733
Rock Field Co. Ltd.	1,600	22,662
Rokko Butter Co. Ltd.	800	12,390
S Foods Inc.	1,600	49,108
Sakata Seed Corp.	2,400	83,349
Showa Sangyo Co. Ltd.	1,600	47,081
Starzen Co. Ltd.	800	31,913

		2,539,109

Security	Shares	Value

Gas Utilities — 0.3%
K&O Energy Group Inc.	800	$10,633
Nippon Gas Co. Ltd.	2,700	124,812
Saibu Gas Co. Ltd.	1,600	42,906
Shizuoka Gas Co. Ltd.	4,000	34,804

		213,155

Health Care Equipment & Supplies — 1.8%
CYBERDYNE Inc.(a)	8,800	53,111
Eiken Chemical Co. Ltd.	2,400	45,729
Hogy Medical Co. Ltd.	1,600	45,729
Japan Lifeline Co. Ltd.	4,800	59,020
Jeol Ltd.	3,200	119,542
Mani Inc.	5,600	129,934
Menicon Co. Ltd.	2,400	141,468
Nagaileben Co. Ltd.	1,600	39,347
Nakanishi Inc.	5,600	107,070
Nihon Kohden Corp.	6,400	173,546
Nipro Corp.	10,400	129,146
Paramount Bed Holdings Co. Ltd.	1,600	63,450

		1,107,092

Health Care Providers & Services — 1.2%
As One Corp.	1,000	128,215
BML Inc.	1,600	52,938
Elan Corp.	2,400	29,578
H.U. Group Holdings Inc.	4,000	123,709
Japan Medical Dynamic Marketing Inc.	800	14,289
Ship Healthcare Holdings Inc.	3,200	177,511
Solasto Corp.	4,000	53,989
Toho Holdings Co. Ltd.	4,000	69,120
Tokai Corp./Gifu	1,600	31,898
Tsukui Holdings Corp.	4,000	34,691
Vital KSK Holdings Inc.	3,200	23,548

		739,486

Health Care Technology — 0.3%
EM Systems Co. Ltd.	2,400	18,967
JMDC Inc.(a)	1,000	47,682
Medical Data Vision Co. Ltd.	1,600	30,501
Medley Inc.(a)	1,600	64,577
MedPeer Inc.(a)	800	45,654

		207,381

Hotels, Restaurants & Leisure — 3.9%
Aeon Fantasy Co. Ltd.	800	19,005
Arcland Service Holdings Co. Ltd.	1,600	31,703
Atom Corp.	7,200	64,472
BRONCO BILLY Co. Ltd.	800	17,143
Colowide Co. Ltd.	4,800	91,008
Create Restaurants Holdings Inc.(a)	7,200	56,497
Curves Holdings Co. Ltd.	4,000	37,244
Doutor Nichires Holdings Co. Ltd.	2,400	36,403
Fuji Kyuko Co. Ltd.	1,600	82,298
Fujio Food Group Inc.	1,600	20,094
Hiday Hidaka Corp.	1,684	26,839
HIS Co. Ltd.(a)	3,200	75,900
Ichibanya Co. Ltd.	800	36,080
Kappa Create Co. Ltd.(a)	2,400	33,880
KFC Holdings Japan Ltd.	800	21,461
Kisoji Co. Ltd.	1,600	36,193
KOMEDA Holdings Co. Ltd.	3,200	57,128
Koshidaka Holdings Co. Ltd.	3,200	17,090
Kura Sushi Inc.	800	53,839

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Kyoritsu Maintenance Co. Ltd.	2,480	$90,434
Matsuyafoods Holdings Co. Ltd.	800	27,107
Monogatari Corp. (The)	800	45,955
MOS Food Services Inc.	1,600	46,105
Ohsho Food Service Corp.	800	43,402
Plenus Co. Ltd.	1,600	28,158
Resorttrust Inc.	6,400	109,870
Ringer Hut Co. Ltd.	1,600	34,556
Round One Corp.	4,800	52,262
Royal Holdings Co. Ltd.(a)	2,400	43,004
Saizeriya Co. Ltd.	2,400	50,054
SFP Holdings Co. Ltd.(a)	800	10,482
Skylark Holdings Co. Ltd.(a)	15,200	235,119
St. Marc Holdings Co. Ltd.	1,600	25,020
Sushiro Global Holdings Ltd.	8,000	299,230
TKP Corp.(a)	800	22,204
Tokyotokeiba Co. Ltd.	1,600	74,789
Toridoll Holdings Corp.	3,200	45,594
Tosho Co. Ltd.	1,600	29,540
WATAMI Co. Ltd.	1,600	15,153
Yoshinoya Holdings Co. Ltd.	4,800	94,567
Zensho Holdings Co. Ltd.	7,200	191,725

		2,428,607

Household Durables — 2.0%
Chofu Seisakusho Co. Ltd.	1,600	30,787
ES-Con Japan Ltd.	2,400	17,008
Foster Electric Co. Ltd.	1,600	18,682
France Bed Holdings Co. Ltd.	1,600	14,012
Fujitsu General Ltd.	4,800	129,754
Haseko Corp.	20,800	257,315
LEC Inc.	1,600	19,253
Nikon Corp.	24,000	212,878
Open House Co. Ltd.	4,800	183,818
Pressance Corp.	1,900	26,287
Sangetsu Corp.	4,000	57,668
Sumitomo Forestry Co. Ltd.	9,600	172,104
Tama Home Co. Ltd.	800	13,674
Tamron Co. Ltd.	800	14,387
Token Corp.	820	64,344
Zojirushi Corp.	2,400	38,701

		1,270,672

Household Products — 0.1%
Earth Corp.	800	44,002
S.T. Corp.	800	13,967

		57,969

Independent Power and Renewable Electricity Producers — 0.5%
Electric Power Development Co. Ltd.	11,200	182,496
eRex Co. Ltd.	1,600	25,996
RENOVA Inc.(a)	2,400	73,888
West Holdings Corp.	2,080	58,296

		340,676

Industrial Conglomerates — 0.3%
Katakura Industries Co. Ltd.	1,600	20,650
Mie Kotsu Group Holdings Inc.	3,200	14,567
Nisshinbo Holdings Inc.	10,400	77,312
Noritsu Koki Co. Ltd.	1,600	36,073
TOKAI Holdings Corp.	7,200	61,971

		210,573

Security	Shares	Value

Insurance — 0.1%
Anicom Holdings Inc.	5,600	$53,561
LIFENET INSURANCE Co.(a)	2,400	33,768

		87,329

Interactive Media & Services — 0.7%
Bengo4.com Inc.(a)	800	72,010
COOKPAD Inc.(a)	4,000	11,338
Dip Corp.	2,400	65,282
GA Technologies Co. Ltd./Japan(a)	800	19,606
giftee Inc.(a)	800	33,828
Gree Inc.	8,800	45,759
Gurunavi Inc.	1,600	9,912
ITmedia Inc.	800	13,096
Itokuro Inc.(a)	800	8,500
Kamakura Shinsho Ltd.(a)	2,400	19,869
Lifull Co. Ltd.	5,600	21,288
Mixi Inc.	3,200	80,556
MTI Ltd.	1,600	12,585
PR Times Inc.(a)	800	24,216
ZIGExN Co. Ltd.	4,000	16,444

		454,289

Internet & Direct Marketing Retail — 0.4%
ASKUL Corp.	1,600	52,938
Belluna Co. Ltd.	4,000	38,859
Demae-Can Co. Ltd.(a)	2,400	63,255
Enigmo Inc.	1,600	17,361
Media Do Co. Ltd.	800	41,599
Oisix ra daichi Inc.(a)	1,600	41,554
Open Door Inc.(a)	800	18,502

		274,068

IT Services — 3.1%
Argo Graphics Inc.	1,600	44,092
BASE Inc.(a)	1,200	119,730
Change Inc.(a)	2,400	70,734
Comture Corp.	1,600	40,773
Digital Garage Inc.	2,400	91,684
DTS Corp.	3,200	69,593
Future Corp.	1,600	26,642
GMO GlobalSign Holdings KK	400	28,046
GMO internet Inc.	5,600	166,097
Hennge KK(a)	500	35,902
Ines Corp.	1,600	19,823
Infocom Corp.	1,600	39,482
Infomart Corp.	15,200	132,255
Information Services International-Dentsu Ltd.	1,600	56,242
Kanematsu Electronics Ltd.	800	26,619
LAC Co. Ltd.	1,600	15,123
Mitsubishi Research Institute Inc.	800	30,148
NEC Networks & System Integration Corp.	5,600	93,088
NET One Systems Co. Ltd.	6,500	201,638
Nihon Unisys Ltd.	5,600	161,892
NS Solutions Corp.	2,400	70,396
NSD Co. Ltd.	5,600	95,664
Oro Co. Ltd.	800	26,093
SB Technology Corp.	800	22,279
SHIFT Inc.(a)	800	96,715
TechMatrix Corp.	2,400	37,079
TerraSky Co. Ltd.(a)	800	27,520
TKC Corp.	800	47,456
Transcosmos Inc.	1,600	40,113

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Zuken Inc.	800	$19,914

		1,952,832

Leisure Products — 0.5%
Heiwa Corp.	4,816	72,687
Mars Group Holdings Corp.	800	11,827
Mizuno Corp.	1,600	32,544
Sankyo Co. Ltd.	3,200	88,785
Tomy Co. Ltd.	7,200	66,702
Universal Entertainment Corp.(a)	1,600	37,379
Yonex Co. Ltd.	3,200	18,772

		328,696

Life Sciences Tools & Services — 0.0%
EPS Holdings Inc.	2,400	25,455

Machinery — 6.0%
Aichi Corp.	2,400	19,148
Aida Engineering Ltd.	3,200	26,882
Anest Iwata Corp.	2,400	22,234
CKD Corp.	4,000	86,052
Daiwa Industries Ltd.	2,400	22,775
DMG Mori Co. Ltd.	8,800	132,074
Ebara Corp.	7,200	269,645
Fuji Corp./Aichi	4,800	112,949
Fujitec Co. Ltd.	4,800	109,795
Fukushima Galilei Co. Ltd.	800	29,698
Furukawa Co. Ltd.	2,400	29,443
Giken Ltd.	1,600	77,042
Glory Ltd.	4,000	87,329
Hirata Corp.	800	48,958
Hitachi Zosen Corp.	12,800	81,337
Hosokawa Micron Corp.	500	29,473
IHI Corp.	10,400	191,132
Iseki & Co. Ltd.(a)	1,600	22,482
Japan Steel Works Ltd. (The)	4,800	122,546
Kawasaki Heavy Industries Ltd.(a)	11,200	251,038
Kitz Corp.	4,800	25,365
Komori Corp.	4,000	26,431
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,400	34,241
Makino Milling Machine Co. Ltd.	1,600	60,071
Max Co. Ltd.	1,600	23,968
Meidensha Corp.	2,400	51,429
METAWATER Co. Ltd.	1,600	30,336
Mitsubishi Logisnext Co. Ltd.	1,600	17,015
Mitsuboshi Belting Ltd.	1,600	24,674
Morita Holdings Corp.	2,400	39,444
Nachi-Fujikoshi Corp.	800	33,828
Nikkiso Co. Ltd.	4,000	41,186
Nippon Sharyo Ltd.(a)	800	18,555
Nissei ASB Machine Co. Ltd.	800	40,323
Nitta Corp.	1,600	34,721
Nitto Kohki Co. Ltd.	800	13,088
Nittoku Co. Ltd.	800	27,070
Noritake Co. Ltd./Nagoya Japan	800	27,445
NTN Corp.(a)	31,200	90,783
Obara Group Inc.	800	28,571
Oiles Corp.	1,696	26,155
OKUMA Corp.	1,600	87,854
Organo Corp.	800	45,054
OSG Corp.	6,400	114,676
Ryobi Ltd.(a)	1,600	18,772

Security	Shares	Value

Machinery (continued)
Shibaura Machine Co. Ltd.	1,600	$42,380
Shibuya Corp.	800	24,366
Shima Seiki Manufacturing Ltd.	1,600	34,511
Shinmaywa Industries Ltd.	4,000	35,705
Sintokogio Ltd.	3,200	21,866
Sodick Co. Ltd.	3,200	29,105
Star Micronics Co. Ltd.	2,400	34,646
Sumitomo Heavy Industries Ltd.	8,800	241,599
Tadano Ltd.	7,200	67,918
Takeuchi Manufacturing Co. Ltd.	2,400	60,710
Takuma Co. Ltd.	4,800	94,162
Teikoku Sen-I Co. Ltd.	1,600	32,303
Tocalo Co. Ltd.	4,000	49,596
Tsubaki Nakashima Co. Ltd.	3,200	39,106
Tsubakimoto Chain Co.	1,600	43,311
Tsugami Corp.	3,200	46,045
Tsukishima Kikai Co. Ltd.	1,600	18,547
Tsurumi Manufacturing Co. Ltd.	1,600	25,951
Union Tool Co.	800	25,305
YAMABIKO Corp.	2,400	25,027
Yamashin-Filter Corp.	3,200	25,530

		3,770,776

Marine — 0.6%
Iino Kaiun Kaisha Ltd.	4,800	20,454
Kawasaki Kisen Kaisha Ltd.(a)	3,200	60,221
Mitsui OSK Lines Ltd.	8,800	277,943
NS United Kaiun Kaisha Ltd.	800	11,654

		370,272

Media — 0.9%
Digital Holdings Inc.	1,600	27,182
FAN Communications Inc.	4,000	14,642
Fuji Media Holdings Inc.	3,200	38,686
Gakken Holdings Co. Ltd.	1,600	23,803
Kadokawa Corp.	4,008	147,093
Nippon Television Holdings Inc.	4,000	52,900
Proto Corp.	1,600	16,745
RPA Holdings Inc.(a)	1,600	9,206
SKY Perfect JSAT Holdings Inc.	10,400	43,927
TBS Holdings Inc.	2,400	43,769
TV Asahi Holdings Corp.	1,600	30,681
ValueCommerce Co. Ltd.	1,600	43,567
Vector Inc.(a)	2,400	25,771
Wowow Inc.	800	20,665
Zenrin Co. Ltd.	2,400	29,623

		568,260

Metals & Mining — 2.3%
Aichi Steel Corp.	800	23,278
Asahi Holdings Inc.	3,200	119,692
Daido Steel Co. Ltd.	2,400	98,780
Dowa Holdings Co. Ltd.	4,000	157,499
Godo Steel Ltd.	800	15,018
Kobe Steel Ltd.(a)	23,200	142,850
Kyoei Steel Ltd.	1,600	21,160
Maruichi Steel Tube Ltd.	4,000	91,346
Mitsubishi Materials Corp.	8,800	206,743
Mitsui Mining & Smelting Co. Ltd.	4,800	167,148
Nippon Light Metal Holdings Co. Ltd.	4,400	86,728
Osaka Steel Co. Ltd.	800	9,416
OSAKA Titanium Technologies Co. Ltd.	1,600	12,194

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Pacific Metals Co. Ltd.	1,600	$35,502
Sanyo Special Steel Co. Ltd.(a)	1,600	25,380
Toho Titanium Co. Ltd.	2,400	21,536
Tokyo Steel Manufacturing Co. Ltd.	7,200	47,441
UACJ Corp.	2,414	55,694
Yamato Kogyo Co. Ltd.	3,200	79,715
Yodogawa Steel Works Ltd.	1,600	32,949

		1,450,069

Multiline Retail — 1.3%
Fuji Co. Ltd./Ehime	1,600	27,212
H2O Retailing Corp.	7,235	59,217
Isetan Mitsukoshi Holdings Ltd.	25,600	186,702
Izumi Co. Ltd.	2,400	88,643
J Front Retailing Co. Ltd.	18,400	175,641
Kintetsu Department Store Co. Ltd.	800	24,780
Matsuya Co. Ltd.(c)	2,400	21,355
Seria Co. Ltd.	3,200	101,971
Takashimaya Co. Ltd.	10,400	105,620

		791,141

Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	4,000	95,814
Itochu Enex Co. Ltd.	4,000	38,446
Iwatani Corp.	3,600	205,444
Japan Petroleum Exploration Co. Ltd.	2,400	50,190
Mitsuuroko Group Holdings Co. Ltd.	2,400	27,685
San-Ai Oil Co. Ltd.	4,800	47,892
Sinanen Holdings Co. Ltd.	800	23,052

		488,523

Paper & Forest Products — 0.5%
Daiken Corp.	800	14,642
Daio Paper Corp.	5,600	104,179
Hokuetsu Corp.	8,000	38,220
Nippon Paper Industries Co. Ltd.	8,000	104,524
Tokushu Tokai Paper Co. Ltd.	800	34,729

		296,294

Personal Products — 1.2%
Euglena Co. Ltd.(a)	6,400	53,283
Fancl Corp.	6,400	227,971
Kitanotatsujin Corp.	4,800	27,843
Mandom Corp.	2,400	40,818
Milbon Co. Ltd.	1,600	88,004
Noevir Holdings Co. Ltd.	1,600	71,485
Rohto Pharmaceutical Co. Ltd.	7,200	192,469
Shinnihonseiyaku Co. Ltd.	800	18,127
YA-MAN Ltd.	2,400	37,237

		757,237

Pharmaceuticals — 1.7%
ASKA Pharmaceutical Co. Ltd.	1,600	20,109
Daito Pharmaceutical Co. Ltd.	800	24,817
Fuji Pharma Co. Ltd.	800	9,176
JCR Pharmaceuticals Co. Ltd.	4,400	147,851
Kaken Pharmaceutical Co. Ltd.	2,400	95,401
Kissei Pharmaceutical Co. Ltd.	2,400	47,802
KYORIN Holdings Inc.	3,200	56,767
Mochida Pharmaceutical Co. Ltd.	1,600	59,471
Nichi-Iko Pharmaceutical Co. Ltd.	4,050	36,341
Sawai Pharmaceutical Co. Ltd.	3,200	143,570
Seikagaku Corp.	3,200	30,246
Sosei Group Corp.(a)	5,600	96,872

Security	Shares	Value

Pharmaceuticals (continued)
Taiko Pharmaceutical Co. Ltd.	1,600	$19,043
Torii Pharmaceutical Co. Ltd.	800	22,504
Towa Pharmaceutical Co. Ltd.	2,400	47,216
Tsumura & Co.	4,800	150,704
ZERIA Pharmaceutical Co. Ltd.	1,600	29,991

		1,037,881

Professional Services — 2.7%
Altech Corp.	880	16,354
BayCurrent Consulting Inc.	1,000	201,239
Benefit One Inc.	5,600	141,183
BeNEXT Group Inc.	1,600	21,806
en-japan Inc.	2,400	71,860
FULLCAST Holdings Co. Ltd.	1,600	28,984
Funai Soken Holdings Inc.	2,400	49,041
Grace Technology Inc.	800	40,098
Insource Co. Ltd.	1,600	32,919
IR Japan Holdings Ltd.	700	84,888
JAC Recruitment Co. Ltd.	800	12,127
Link And Motivation Inc.	2,400	11,646
Makuake Inc.(a)	400	29,510
Meitec Corp.	1,600	83,349
Nomura Co. Ltd.	6,400	48,898
Outsourcing Inc.	8,800	134,635
Pasona Group Inc.	1,600	26,897
SMS Co. Ltd.	5,600	182,917
S-Pool Inc.	4,800	44,603
Tanseisha Co. Ltd.	3,200	24,689
TechnoPro Holdings Inc.	2,900	210,682
UT Group Co. Ltd.(a)	2,400	75,915
WDB Holdings Co. Ltd.	800	18,960
Weathernews Inc.	800	37,132
World Holdings Co. Ltd.	800	18,690
Yumeshin Holdings Co. Ltd.	3,200	27,212

		1,676,234

Real Estate Management & Development — 1.6%
Daibiru Corp.	4,000	47,569
Goldcrest Co. Ltd.	800	12,562
Heiwa Real Estate Co. Ltd.	2,400	77,830
Ichigo Inc.	20,000	65,515
Katitas Co. Ltd.	4,000	109,292
Keihanshin Building Co. Ltd.	2,400	34,308
Leopalace21 Corp.(a)	15,200	19,118
Raysum Co. Ltd.	800	6,803
Relo Group Inc.	8,800	207,239
SAMTY Co. Ltd.	2,400	39,061
SRE Holdings Corp.(a)	800	35,405
Starts Corp. Inc.	2,400	62,692
Sun Frontier Fudousan Co. Ltd.	2,400	21,445
Takara Leben Co. Ltd.	6,400	20,665
TOC Co. Ltd.	2,400	17,368
Tokyo Tatemono Co. Ltd.	14,400	204,228
Tosei Corp.	2,400	22,527

		1,003,627

Road & Rail — 2.1%
Fukuyama Transporting Co. Ltd.	2,400	93,824
Hamakyorex Co. Ltd.	800	23,803
Hitachi Transport System Ltd.	3,200	100,319
Maruzen Showa Unyu Co. Ltd.	800	22,940
Nankai Electric Railway Co. Ltd.	8,000	192,979

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Nikkon Holdings Co. Ltd.	4,800	$91,819
Nishi-Nippon Railroad Co. Ltd.	4,800	134,530
Sakai Moving Service Co. Ltd.	800	36,193
Sankyu Inc.	4,000	166,698
Seino Holdings Co. Ltd.	10,400	145,448
Senko Group Holdings Co. Ltd.	8,000	75,314
Sotetsu Holdings Inc.	5,600	129,724
Tonami Holdings Co. Ltd.	800	39,046
Trancom Co. Ltd.	800	61,123

		1,313,760

Semiconductors & Semiconductor Equipment — 2.0%
Ferrotec Holdings Corp.	2,400	47,869
Japan Material Co. Ltd.	4,800	60,867
Megachips Corp.	1,600	51,286
Micronics Japan Co. Ltd.	2,400	37,530
Mimasu Semiconductor Industry Co. Ltd.	800	18,449
Mitsui High-Tec Inc.	1,600	63,601
Optorun Co. Ltd.	1,600	36,493
Rorze Corp.	800	55,191
RS Technologies Co. Ltd.	800	44,077
Sanken Electric Co. Ltd.	1,600	81,096
SCREEN Holdings Co. Ltd.	3,200	249,296
Shinko Electric Industries Co. Ltd.	5,600	150,013
Tokyo Seimitsu Co. Ltd.	3,200	139,065
Tri Chemical Laboratories Inc.	2,000	71,335
Ulvac Inc.	3,200	143,721

		1,249,889

Software — 2.1%
AI inside Inc.(a)	100	38,530
Alpha Systems Inc.	800	26,094
Broadleaf Co. Ltd.	7,200	33,520
Chatwork Co. Ltd.(a)	800	9,949
Computer Engineering & Consulting Ltd.	1,600	21,160
Cybozu Inc.	1,600	35,097
Digital Arts Inc.	800	73,362
Ebase Co. Ltd.	1,600	12,990
Fixstars Corp.	1,600	14,027
Freee KK(a)	1,600	164,295
Fuji Soft Inc.	2,400	118,716
Fukui Computer Holdings Inc.	800	25,117
Justsystems Corp.	2,400	140,342
Miroku Jyoho Service Co. Ltd.	1,600	30,952
Money Forward Inc.(a)	3,200	136,512
OBIC Business Consultants Co. Ltd.	1,600	89,356
Optim Corp.(a)	1,600	43,462
PKSHA Technology Inc.(a)	800	26,619
Rakus Co. Ltd.	5,600	96,820
Sansan Inc.(a)	800	68,256
Sourcenext Corp.	6,400	20,244
Systena Corp.	5,600	98,239
UNITED Inc./Japan	800	9,769

		1,333,428

Specialty Retail — 2.3%
Adastria Co. Ltd.	2,400	44,963
Alpen Co. Ltd.	800	16,985
AOKI Holdings Inc.	3,200	20,484
Arcland Sakamoto Co. Ltd.	2,400	34,466
Asahi Co. Ltd.	1,600	22,196
Autobacs Seven Co. Ltd.	5,600	74,534

Security	Shares	Value

Specialty Retail (continued)
Bic Camera Inc.	7,200	$77,988
Chiyoda Co. Ltd.	1,600	14,597
DCM Holdings Co. Ltd.	8,800	86,976
EDION Corp.	6,400	64,036
Geo Holdings Corp.	2,400	26,942
IDOM Inc.	4,800	27,888
JINS Holdings Inc.	800	55,115
Joshin Denki Co. Ltd.	800	22,159
Joyful Honda Co. Ltd.	4,800	60,552
Keiyo Co. Ltd.	2,400	16,467
Kohnan Shoji Co. Ltd.	1,600	43,552
Kojima Co. Ltd.	2,400	13,606
Komeri Co. Ltd.	2,400	64,652
K’s Holdings Corp.	14,400	193,144
Nafco Co. Ltd.	800	15,423
Nextage Co. Ltd.	3,200	51,121
Nishimatsuya Chain Co. Ltd.	3,200	42,200
Nojima Corp.	2,400	62,782
PAL GROUP Holdings Co. Ltd.(a)	1,600	24,374
Sanrio Co. Ltd.	4,000	65,365
Shimachu Co. Ltd.(a)	700	36,071
T-Gaia Corp.	1,600	27,348
United Arrows Ltd.	1,600	30,246
Valuence Holdings Inc.	800	19,125
VT Holdings Co. Ltd.	5,600	22,024
World Co. Ltd.	1,600	20,154
Xebio Holdings Co. Ltd.	1,600	13,531
Yellow Hat Ltd.	2,400	37,552

		1,448,618

Technology Hardware, Storage & Peripherals — 0.9%
Eizo Corp.	800	27,633
Elecom Co. Ltd.	1,600	70,509
Konica Minolta Inc.	35,200	178,081
Maxell Holdings Ltd.(a)	3,200	41,659
MCJ Co. Ltd.	4,800	40,864
Melco Holdings Inc.	800	28,271
Riso Kagaku Corp.	1,600	19,223
Toshiba TEC Corp.	1,600	58,570
Wacom Co. Ltd.	11,200	80,946

		545,756

Textiles, Apparel & Luxury Goods — 1.0%
Asics Corp.	12,000	196,546
Descente Ltd.(a)	2,400	40,368
Fujibo Holdings Inc.	800	30,186
Goldwin Inc.	1,600	109,931
Gunze Ltd.	800	27,295
Japan Wool Textile Co. Ltd. (The)	4,000	33,940
Kurabo Industries Ltd.	800	13,929
Onward Holdings Co. Ltd.	7,200	17,030
Seiko Holdings Corp.	2,200	36,550
Seiren Co. Ltd.	3,200	54,575
Wacoal Holdings Corp.	3,200	68,241
Yondoshi Holdings Inc.	800	13,846

		642,437

Thrifts & Mortgage Finance — 0.1%
Aruhi Corp.	2,400	34,916

Trading Companies & Distributors — 1.8%
Advan Co. Ltd.	1,600	15,588

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Chori Co. Ltd.	800	$11,421
Daiichi Jitsugyo Co. Ltd.	800	30,899
Gecoss Corp.	800	6,803
Hanwa Co. Ltd.	2,400	62,444
Inaba Denki Sangyo Co. Ltd.	4,000	94,838
Inabata & Co. Ltd.	3,200	45,083
Japan Pulp & Paper Co. Ltd.	800	27,295
Kamei Corp.	1,600	17,466
Kanamoto Co. Ltd.	2,400	53,298
Kanematsu Corp.	6,400	81,397
Nagase & Co. Ltd.	8,000	124,948
Nichiden Corp.	800	15,829
Nippon Steel Trading Corp.	844	29,549
Nishio Rent All Co. Ltd.	1,600	39,287
Sojitz Corp.	98,400	258,607
Trusco Nakayama Corp.	3,200	76,261
Wakita & Co. Ltd.	2,400	21,108
Yamazen Corp.	4,800	42,711
Yuasa Trading Co. Ltd.	1,600	44,167

		1,098,999

Transportation Infrastructure — 0.5%
Kamigumi Co. Ltd.	8,000	149,578
Mitsubishi Logistics Corp.	4,000	124,836
Sumitomo Warehouse Co. Ltd. (The)	4,000	54,965

		329,379

Total Common Stocks — 99.7% (Cost: $72,933,691)		62,510,034

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	22,226	$22,239
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	20,000	20,000

		42,239

Total Short-Term Investments — 0.0% (Cost: $42,239)		42,239

Total Investments in Securities — 99.7% (Cost: $72,975,930)		62,552,273

Other Assets, Less Liabilities — 0.3%		162,788

Net Assets — 100.0%		$62,715,061

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$44,412	$—	$(22,145	)(a)	$(28)	$—	$22,239	22,226	$342	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(10,000	)(a)	—	—	20,000	20,000	11		—

					$(28)	$—	$42,239		$353		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	9	03/11/21	$158	$(705)

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$705

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$59,028

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,904)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$362,571

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$62,398,349	$—	$111,685	$62,510,034
Money Market Funds	42,239	—	—	42,239

	$62,440,588	$—	$111,685	$62,552,273

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(705)	$—	$—	$(705)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Malaysia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 32.2%
AMMB Holdings Bhd	5,489,837	$4,286,074
CIMB Group Holdings Bhd	21,353,412	22,843,798
Hong Leong Bank Bhd	2,152,940	9,574,533
Hong Leong Financial Group Bhd	761,100	3,189,192
Malayan Banking Bhd	13,026,181	25,843,171
Public Bank Bhd	48,195,700	49,535,296
RHB Bank Bhd	5,305,302	7,104,320

		122,376,384

Beverages — 1.0%
Fraser & Neave Holdings Bhd	486,200	3,755,062

Chemicals — 3.8%
Petronas Chemicals Group Bhd	7,946,100	14,586,664

Construction & Engineering — 1.3%
Gamuda Bhd	5,825,300	4,792,649

Diversified Telecommunication Services — 1.5%
Telekom Malaysia Bhd	3,748,400	5,686,269

Electric Utilities — 4.9%
Tenaga Nasional Bhd	7,554,712	18,851,783

Energy Equipment & Services — 2.7%
Dialog Group Bhd	13,074,454	10,433,721

Food Products — 13.4%
Genting Plantations Bhd	888,500	2,085,423
IOI Corp. Bhd	8,324,330	8,802,503
Kuala Lumpur Kepong Bhd	1,432,300	8,316,010
Nestle Malaysia Bhd	233,400	7,952,035
PPB Group Bhd	2,119,519	9,865,779
QL Resources Bhd	3,625,650	5,509,017
Sime Darby Plantation Bhd	6,841,155	8,282,065

		50,812,832

Gas Utilities — 2.8%
Petronas Gas Bhd	2,620,600	10,618,367

Health Care Equipment & Supplies — 11.9%
Hartalega Holdings Bhd(a)	5,674,000	14,018,530
Kossan Rubber Industries(a)	4,234,900	4,132,886
Supermax Corp. Bhd(a)	4,953,953	5,923,936
Top Glove Corp. Bhd(a)	16,273,800	21,068,490

		45,143,842

Health Care Providers & Services — 2.4%
IHH Healthcare Bhd	7,265,100	9,118,396

Hotels, Restaurants & Leisure — 4.0%
Genting Bhd	7,059,700	8,040,820
Genting Malaysia Bhd	9,822,700	7,013,614

		15,054,434

Security	Shares	Value

Industrial Conglomerates — 2.5%
HAP Seng Consolidated Bhd	2,060,800	$4,332,899
Sime Darby Bhd	9,006,555	5,051,236

		9,384,135

Marine — 1.9%
MISC Bhd	4,429,520	7,419,925

Metals & Mining — 2.9%
Press Metal Aluminium Holdings Bhd	4,679,200	11,202,334

Oil, Gas & Consumable Fuels — 1.3%
Petronas Dagangan Bhd	986,500	4,874,614

Transportation Infrastructure — 2.1%
Malaysia Airports Holdings Bhd	3,570,500	5,284,075
Westports Holdings Bhd	2,826,600	2,849,297

		8,133,372

Wireless Telecommunication Services — 7.0%
Axiata Group Bhd	9,111,500	7,991,557
DiGi.Com Bhd	10,296,400	9,412,398
Maxis Bhd(a)	7,769,900	9,118,474

		26,522,429

Total Common Stocks — 99.6% (Cost: $248,785,248)		378,767,212

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(b)(c)(d)	11,572,118	11,579,062
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	290,000	290,000

		11,869,062

Total Short-Term Investments — 3.1% (Cost: $11,867,194)		11,869,062

Total Investments in Securities — 102.7% (Cost: $260,652,442)		390,636,274

Other Assets, Less Liabilities — (2.7)%		(10,363,367)

Net Assets — 100.0%		$380,272,907

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Malaysia ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$10,675,467	$906,342	(a)	$—	$(2,644)	$(103)	$11,579,062	11,572,118	$629,460	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	150,000	(a)	—	—	—	290,000	290,000	50		—

					$(2,644)	$(103)	$11,869,062		$629,510		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	19	03/19/21	$1,271	$2,781

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,781

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$71,918

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$2,781

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$423,732

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Malaysia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$378,767,212	$—	$—	$378,767,212
Money Market Funds	11,869,062	—	—	11,869,062

	$390,636,274	$—	$—	$390,636,274

Derivative financial instruments(a)
Assets
Futures Contracts	$2,781	$—	$—	$2,781

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 59.1%
Afterpay Ltd.(a)	256,092	$23,696,802
AGL Energy Ltd.	698,578	5,067,662
AMP Ltd.	4,042,050	4,694,032
Ampol Ltd.	293,911	5,593,078
APA Group	1,383,892	9,953,391
Aristocrat Leisure Ltd.	685,203	16,105,498
ASX Ltd.	237,639	12,437,055
Aurizon Holdings Ltd.	2,158,851	6,367,967
AusNet Services	2,161,726	2,769,821
Australia & New Zealand Banking Group Ltd.	3,394,044	68,766,089
BHP Group Ltd.	3,521,076	133,929,207
BlueScope Steel Ltd.	612,826	7,913,824
Brambles Ltd.	1,748,821	13,403,977
CIMIC Group Ltd.(a)	109,920	1,811,780
Coca-Cola Amatil Ltd.	608,898	6,312,164
Cochlear Ltd.	79,760	13,054,607
Coles Group Ltd.	1,594,745	18,927,207
Commonwealth Bank of Australia	2,118,011	133,739,151
Computershare Ltd.	586,169	6,022,085
Crown Resorts Ltd.	417,875	3,219,012
CSL Ltd.	543,358	110,463,140
Dexus	1,303,020	8,978,302
Evolution Mining Ltd.	1,951,545	6,345,721
Fortescue Metals Group Ltd.	2,027,641	37,847,867
Goodman Group	1,989,342	25,504,859
GPT Group (The)	2,247,524	7,429,941
Insurance Australia Group Ltd.	2,902,111	11,211,603
James Hardie Industries PLC	536,307	15,159,275
Lendlease Corp. Ltd.	811,040	8,351,165
Macquarie Group Ltd.	412,588	45,511,760
Magellan Financial Group Ltd.	155,747	5,237,966
Medibank Pvt Ltd.	3,289,273	7,053,957
Mirvac Group	4,560,481	7,873,515
National Australia Bank Ltd.	3,933,301	75,032,777
Newcrest Mining Ltd.	967,715	18,460,409
Northern Star Resources Ltd.	1,312,698	10,376,328
Oil Search Ltd.	2,326,158	7,635,864
Orica Ltd.	471,420	4,584,065
Origin Energy Ltd.	2,045,083	7,124,864
Qantas Airways Ltd.(a)	1,086,606	4,206,252
QBE Insurance Group Ltd.	1,732,759	12,462,553
Ramsay Health Care Ltd.	217,971	11,137,707
REA Group Ltd.	65,426	6,929,304
Rio Tinto Ltd.	444,507	43,770,822
Santos Ltd.	2,104,388	11,779,239
Scentre Group	6,050,774	13,491,386
Seek Ltd.	405,432	8,066,856
Sonic Healthcare Ltd.	546,346	13,421,188
South32 Ltd.	5,796,506	12,430,803
Stockland	2,834,816	9,151,959
Suncorp Group Ltd.	1,544,712	11,887,404
Sydney Airport(a)	1,579,009	7,163,666
Tabcorp Holdings Ltd.	2,624,634	9,042,362
Telstra Corp. Ltd.	4,972,010	11,855,936
TPG Telecom Ltd.(a)	449,854	2,368,283
Transurban Group	3,251,622	32,222,791
Treasury Wine Estates Ltd.	861,017	7,265,933
Vicinity Centres	4,434,543	5,630,486

Security	Shares	Value

Australia (continued)
Washington H Soul Pattinson & Co. Ltd.	129,700	$3,000,362
Wesfarmers Ltd.	1,362,054	51,923,685
Westpac Banking Corp.	4,312,586	79,530,307
WiseTech Global Ltd.	178,541	3,769,435
Woodside Petroleum Ltd.	1,145,682	21,793,269
Woolworths Group Ltd.	1,512,164	46,126,261

		1,354,396,036

Hong Kong — 28.7%
AIA Group Ltd.	14,473,014	181,067,763
ASM Pacific Technology Ltd.	380,300	5,289,741
Bank of East Asia Ltd. (The)	1,658,920	3,917,757
BOC Hong Kong Holdings Ltd.	4,449,000	14,796,831
Budweiser Brewing Co. APAC Ltd.(b)(c)	2,126,800	6,497,729
CK Asset Holdings Ltd.	3,082,232	18,098,406
CK Hutchison Holdings Ltd.	3,217,732	24,307,153
CK Infrastructure Holdings Ltd.	797,708	4,622,323
CLP Holdings Ltd.	1,969,500	19,206,646
ESR Cayman Ltd.(a)(b)	2,273,600	7,195,354
Galaxy Entertainment Group Ltd.	2,627,000	24,010,042
Hang Lung Properties Ltd.	2,510,736	6,505,546
Hang Seng Bank Ltd.	933,000	18,040,955
Henderson Land Development Co. Ltd.	1,748,442	7,595,699
HK Electric Investments & HK Electric Investments Ltd.	3,526,500	3,454,969
HKT Trust & HKT Ltd.	4,672,338	6,348,359
Hong Kong & China Gas Co. Ltd.	12,832,384	19,354,405
Hong Kong Exchanges & Clearing Ltd.	1,344,900	82,039,186
Hongkong Land Holdings Ltd.	1,410,600	6,799,092
Jardine Matheson Holdings Ltd.(c)	262,500	13,734,000
Jardine Strategic Holdings Ltd.	262,000	6,780,560
Link REIT	2,481,286	23,413,941
Melco Resorts & Entertainment Ltd., ADR	257,803	5,584,013
MTR Corp. Ltd.	1,908,786	11,454,168
New World Development Co. Ltd.	1,850,480	9,410,615
PCCW Ltd.	5,318,867	3,051,165
Power Assets Holdings Ltd.	1,667,000	9,261,887
Sands China Ltd.(a)	2,924,800	13,686,406
Sino Land Co. Ltd.	3,928,800	5,945,859
SJM Holdings Ltd.	2,493,000	3,470,824
Sun Hung Kai Properties Ltd.	1,571,000	25,233,694
Swire Pacific Ltd., Class A	597,000	4,375,135
Swire Properties Ltd.	1,443,000	4,641,127
Techtronic Industries Co. Ltd.	1,668,707	25,469,382
WH Group Ltd.(b)	11,571,500	10,382,107
Wharf Real Estate Investment Co. Ltd.	2,006,600	11,989,392
Wynn Macau Ltd.(a)	1,899,600	3,585,006
Xinyi Glass Holdings Ltd.	2,228,000	6,232,489

		656,849,726

Malta — 0.0%
BGP Holdings PLC(a)(d)	27,004,595	328

New Zealand — 2.9%
a2 Milk Co. Ltd. (The)(a)	894,177	6,300,011
Auckland International Airport Ltd.(a)	1,469,931	8,069,339
Fisher & Paykel Healthcare Corp. Ltd.	695,721	14,796,364
Mercury NZ Ltd.	807,279	3,551,183
Meridian Energy Ltd.	1,538,182	6,374,948
Ryman Healthcare Ltd.	477,640	5,087,827
Spark New Zealand Ltd.	2,193,640	7,321,028

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Xero Ltd.(a)	149,456	$13,703,396

		65,204,096

Singapore — 8.9%
Ascendas REIT	3,844,180	8,499,578
CapitaLand Integrated Commercial Trust	5,408,518	8,541,692
CapitaLand Ltd.(c)	3,095,800	7,403,658
City Developments Ltd.(c)	512,000	2,833,962
DBS Group Holdings Ltd.	2,146,400	43,002,253
Genting Singapore Ltd.(c)	7,299,800	4,693,787
Keppel Corp. Ltd.	1,738,200	6,640,638
Mapletree Commercial Trust(c)	2,584,600	3,965,243
Mapletree Logistics Trust	3,488,654	4,853,734
Oversea-Chinese Banking Corp. Ltd.	4,004,924	33,100,786
Singapore Airlines Ltd.(a)	1,591,950	5,962,180
Singapore Exchange Ltd.	905,600	6,803,748
Singapore Technologies Engineering Ltd.	1,829,600	5,173,570
Singapore Telecommunications Ltd.	9,748,528	17,228,729
Suntec REIT	2,241,200	2,443,965
United Overseas Bank Ltd.	1,406,900	26,112,877
UOL Group Ltd.	565,200	3,141,181
Venture Corp. Ltd.	344,300	4,971,467
Wilmar International Ltd.	2,334,800	9,271,072

		204,644,120

Total Common Stocks — 99.6% (Cost: $2,114,121,788)		2,281,094,306

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	13,613,920	$13,622,088
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	730,000	730,000

		14,352,088

Total Short-Term Investments — 0.6% (Cost: $14,349,614)		14,352,088

Total Investments in Securities — 100.2% (Cost: $2,128,471,402)		2,295,446,394

Other Assets, Less Liabilities — (0.2)%		(4,989,986)

Net Assets — 100.0%		$2,290,456,408

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$45,230,315	$—		$(31,596,144	)(a)	$(1,885)	$(10,198)	$13,622,088	13,613,920	$38,169	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	660,000	70,000	(a)	—		—	—	730,000	730,000	436		—

						$(1,885)	$(10,198)	$14,352,088		$38,605		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	49	03/18/21	$6,287	$(105,937)
MSCI Singapore Index	125	03/30/21	3,183	66,427

				$(39,510)

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Pacific ex Japan ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$66,427

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$105,937

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$121,554

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(18,415)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,129,705

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,281,093,978	$—	$328	$2,281,094,306
Money Market Funds	14,352,088	—	—	14,352,088

	$2,295,446,066	$—	$328	$2,295,446,394

Derivative financial instruments(a)
Assets
Futures Contracts	$66,427	$—	$—	$66,427
Liabilities
Futures Contracts	(105,937)	—	—	(105,937)

	$(39,510)	$—	$—	$(39,510)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Singapore ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.6%
Singapore Technologies Engineering Ltd.(a)	8,790,700	$24,857,511

Airlines — 4.2%
Singapore Airlines Ltd.(a)(b)	7,628,167	28,569,054

Banks — 45.8%
DBS Group Holdings Ltd.	6,723,800	134,708,605
Oversea-Chinese Banking Corp. Ltd.(a)	12,312,950	101,766,805
United Overseas Bank Ltd.	4,224,100	78,401,736

		314,877,146

Capital Markets — 4.0%
Singapore Exchange Ltd.	3,694,700	27,758,181

Diversified Telecommunication Services — 4.3%
Singapore Telecommunications Ltd.	16,905,068	29,876,596

Electronic Equipment, Instruments & Components — 3.4%
Venture Corp. Ltd.	1,629,300	23,526,028

Equity Real Estate Investment Trusts (REITs) — 15.1%
Ascendas REIT(a)	13,325,294	29,462,559
CapitaLand Integrated Commercial Trust	9,610,123	15,177,302
Mapletree Commercial Trust(a)	13,308,700	20,417,950
Mapletree Logistics Trust(a)	16,483,278	22,933,041
Suntec REIT(a)	14,288,000	15,580,657

		103,571,509

Food Products — 4.3%
Wilmar International Ltd.(a)	7,424,500	29,481,357

Hotels, Restaurants & Leisure — 3.3%
Genting Singapore Ltd.(a)	35,397,742	22,760,825

Industrial Conglomerates — 4.3%
Keppel Corp. Ltd.(a)	7,673,800	29,317,067

Real Estate Management & Development — 7.4%
CapitaLand Ltd.	6,590,500	15,761,292
City Developments Ltd.(a)	3,135,500	17,355,253
UOL Group Ltd.	3,161,500	17,570,493

		50,687,038

Total Common Stocks — 99.7% (Cost: $664,492,968)		685,282,312

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(c)(d)(e)	11,796,537	11,803,615
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	270,000	270,000

		12,073,615

Total Short-Term Investments — 1.8% (Cost: $12,071,462)		12,073,615

Total Investments in Securities — 101.5% (Cost: $676,564,430)		697,355,927

Other Assets, Less Liabilities — (1.5)%		(10,158,893)

Net Assets — 100.0%		$687,197,034

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Singapore ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$35,870,668	$—		$(24,050,919	)(a)	$(17,092)	$958	$11,803,615	11,796,537	$63,895	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,000	70,000	(a)	—		—	—	270,000	270,000	154		—

						$(17,092)	$958	$12,073,615		$64,049		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Singapore Index	75	03/30/21	$1,910	$39,013

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$39,013

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$291,310

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$83,970

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,967,017

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Singapore ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$685,282,312	$—	$—	$685,282,312
Money Market Funds	12,073,615	—	—	12,073,615

	$697,355,927	$—	$—	$697,355,927

Derivative financial instruments(a)
Assets
Futures Contracts	$39,013	$—	$—	$39,013

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.(a)	22,312,670	$34,567,515

Banks — 9.4%
Chang Hwa Commercial Bank Ltd.	57,999,199	35,504,402
CTBC Financial Holding Co. Ltd.	127,224,325	91,355,767
E.Sun Financial Holding Co. Ltd.	84,793,980	76,870,945
First Financial Holding Co. Ltd.(a)	82,561,013	61,804,043
Hua Nan Financial Holdings Co. Ltd.(a)	75,865,915	49,437,801
Mega Financial Holding Co. Ltd.(a)	79,228,271	83,061,323
Shanghai Commercial & Savings Bank Ltd. (The)	31,240,306	44,753,189
SinoPac Financial Holdings Co. Ltd.	102,644,724	42,933,706
Taishin Financial Holding Co. Ltd.	94,837,706	44,094,724
Taiwan Business Bank	82,526,547	28,059,470
Taiwan Cooperative Financial Holding Co. Ltd.	78,102,412	55,942,667

		613,818,037

Chemicals — 4.3%
Formosa Chemicals & Fibre Corp.	25,668,610	79,256,816
Formosa Plastics Corp.	29,022,518	101,595,746
Nan Ya Plastics Corp.	36,820,938	96,109,225

		276,961,787

Communications Equipment — 0.6%
Accton Technology Corp.(a)	4,464,000	42,071,627

Construction Materials — 1.5%
Asia Cement Corp.(a)	24,534,136	37,568,653
Taiwan Cement Corp.(a)	40,163,646	60,564,514

		98,133,167

Diversified Financial Services — 1.9%
Chailease Holding Co. Ltd.	10,044,017	62,025,704
Yuanta Financial Holding Co. Ltd.	79,228,657	60,447,319

		122,473,023

Diversified Telecommunication Services — 1.6%
Chunghwa Telecom Co. Ltd.	26,776,648	105,270,369

Electrical Equipment — 0.0%
Ya Hsin Industrial Co. Ltd.(b)(c)	6,845,461	2

Electronic Equipment, Instruments & Components — 15.3%
AU Optronics Corp.(a)(c)	88,141,830	59,810,810
Delta Electronics Inc.	14,595,180	146,986,733
Foxconn Technology Co. Ltd.(a)	13,301,499	33,429,851
Hon Hai Precision Industry Co. Ltd.	83,700,002	336,573,027
Innolux Corp.(a)	91,522,873	55,861,730
Largan Precision Co. Ltd.(a)	727,794	86,099,317
Nan Ya Printed Circuit Board Corp.	3,324,000	35,683,547
Pacific Electric Wire & Cable Co. Ltd.(b)(c)	197	0	(d)
Synnex Technology International Corp.	17,848,364	31,624,334
Unimicron Technology Corp.	12,093,000	42,332,556
Walsin Technology Corp.(a)	3,852,000	35,128,193
WPG Holdings Ltd.	20,088,604	32,708,669
Yageo Corp.(a)	3,217,125	68,494,933
Zhen Ding Technology Holding Ltd.(a)	7,804,072	33,623,145

		998,356,845

Food & Staples Retailing — 0.7%
President Chain Store Corp.	4,774,215	44,909,589

Food Products — 1.3%
Uni-President Enterprises Corp.	34,596,189	83,470,565

Security	Shares	Value

Household Durables — 0.5%
Nien Made Enterprise Co. Ltd.	2,232,000	$31,253,209

Industrial Conglomerates — 0.6%
Far Eastern New Century Corp.(a)	34,578,843	35,941,388

Insurance — 4.3%
Cathay Financial Holding Co. Ltd.	58,032,315	87,405,282
China Development Financial Holding Corp.(a)	129,438,508	43,219,751
China Life Insurance Co. Ltd.	31,024,307	25,285,047
Fubon Financial Holding Co. Ltd.(a)	47,988,515	85,975,295
Shin Kong Financial Holding Co. Ltd.(a)	123,818,403	36,853,229

		278,738,604

Leisure Products — 0.5%
Giant Manufacturing Co. Ltd.	3,348,590	33,783,459

Machinery — 1.3%
Airtac International Group	1,238,000	43,114,981
Hiwin Technologies Corp.	2,973,390	42,595,193

		85,710,174

Marine — 0.8%
Evergreen Marine Corp. Taiwan Ltd.(c)	36,828,533	50,180,157

Metals & Mining — 1.2%
China Steel Corp.(a)	89,285,977	79,340,380

Oil, Gas & Consumable Fuels — 0.7%
Formosa Petrochemical Corp.	12,268,950	44,049,726

Pharmaceuticals — 0.4%
Oneness Biotech Co. Ltd.(a)(c)	2,926,000	27,366,412

Real Estate Management & Development — 0.8%
Highwealth Construction Corp.(a)	15,501,969	25,157,131
Ruentex Development Co. Ltd.(a)	16,727,614	25,044,126

		50,201,257

Semiconductors & Semiconductor Equipment — 38.9%
ASE Technology Holding Co. Ltd.(a)	24,552,432	91,236,934
ASMedia Technology Inc.(a)	394,000	24,048,111
Globalwafers Co. Ltd.	2,232,000	59,300,960
MediaTek Inc.	10,304,175	331,479,788
Nanya Technology Corp.	14,508,000	50,265,578
Novatek Microelectronics Corp.(a)	4,770,544	81,186,172
Phison Electronics Corp.	2,232,698	36,834,206
Powertech Technology Inc.(a)	8,928,036	32,054,703
Realtek Semiconductor Corp.	3,827,063	63,206,139
Silergy Corp.	631,000	60,715,555
Taiwan Semiconductor Manufacturing Co. Ltd.	64,020,882	1,392,932,573
United Microelectronics Corp.	88,164,501	171,565,064
Vanguard International Semiconductor Corp.	8,933,000	37,204,129
Win Semiconductors Corp.(a)	3,348,000	45,737,869
Winbond Electronics Corp.(a)	45,761,000	50,192,929

		2,527,960,710

Specialty Retail — 0.8%
Hotai Motor Co. Ltd.	2,528,000	53,641,433

Technology Hardware, Storage & Peripherals — 8.6%
Acer Inc.(a)	34,596,737	33,351,490
Advantech Co. Ltd.(a)	3,657,827	47,606,581
Asustek Computer Inc.(a)	5,890,857	64,296,581
Catcher Technology Co. Ltd.	6,688,743	46,108,560
Chicony Electronics Co. Ltd.(a)	8,920,405	30,041,612
Compal Electronics Inc.(a)	45,756,554	36,470,532

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Taiwan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Inventec Corp.(a)	34,583,868	$30,793,642
Lite-On Technology Corp.	20,088,071	42,841,089
Micro-Star International Co. Ltd.	7,804,000	41,748,353
Pegatron Corp.(a)	17,856,037	47,825,522
Quanta Computer Inc.(a)	22,320,240	68,116,701
Wistron Corp.	32,020,921	36,789,138
Wiwynn Corp.(a)	1,116,000	32,214,846

		558,204,647

Textiles, Apparel & Luxury Goods — 1.5%
Eclat Textile Co. Ltd.	2,224,601	34,304,501
Feng TAY Enterprise Co. Ltd.(a)	4,947,747	33,041,233
Pou Chen Corp.	30,119,103	32,657,640

		100,003,374

Transportation Infrastructure — 0.5%
Taiwan High Speed Rail Corp.	27,877,000	30,176,521

Wireless Telecommunication Services — 1.3%
Far EasTone Telecommunications Co. Ltd.	16,740,259	37,143,811
Taiwan Mobile Co. Ltd.	14,500,609	50,552,343

		87,696,154

Total Common Stocks — 99.8% (Cost: $2,948,772,549)		6,494,280,131

Security	Shares	Value

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	278,349,998	$278,517,008

Total Short-Term Investments — 4.3% (Cost: $278,432,361)		278,517,008

Total Investments in Securities — 104.1% (Cost: $3,227,204,910)		6,772,797,139

Other Assets, Less Liabilities — (4.1)%		(269,336,945)

Net Assets — 100.0%		$6,503,460,194

(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$201,949,066	$76,649,409	(a)	$—		$(43,792)	$(37,675)	$278,517,008	278,349,998	$1,167,350	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	18,470,000	—		(18,470,000	)(a)	—	—	—	—	3,031		—

						$(43,792)	$(37,675)	$278,517,008		$1,170,381		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE Taiwan Index	105	03/30/21	$5,819	$(222,818)

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Taiwan ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$222,818

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$3,054,663

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$258,243

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,380,580

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,494,280,129	$—	$2	$6,494,280,131
Money Market Funds	278,517,008	—	—	278,517,008

	$6,772,797,137	$—	$2	$6,772,797,139

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(222,818)	$—	$—	$(222,818)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Asia Aviation PCL, NVDR(a)(b)	6,529,400	$556,042
Bangkok Airways PCL, NVDR	1,774,900	441,335

		997,377

Auto Components — 0.9%
Sri Trang Agro-Industry PCL, NVDR(b)	2,264,545	3,974,733

Banks — 8.8%
Bangkok Bank PCL, Foreign	1,407,000	5,579,396
Kasikornbank PCL, NVDR(b)	1,455,500	6,694,249
Kasikornbank PCL, Foreign	2,852,900	13,121,281
Kiatnakin Phatra Bank PCL, NVDR	516,573	999,038
Krung Thai Bank PCL, NVDR	8,607,600	3,357,350
Siam Commercial Bank PCL (The), NVDR	2,085,800	6,983,017
Thanachart Capital PCL, NVDR(b)	709,000	748,967
Tisco Financial Group PCL, NVDR	491,400	1,517,372

		39,000,670

Beverages — 0.5%
Osotspa PCL, NVDR(b)	1,844,500	2,083,371

Building Products — 0.2%
Dynasty Ceramic PCL, NVDR	9,102,140	704,131

Capital Markets — 0.7%
Bangkok Commercial Asset Management PCL, NVDR(b)	4,365,700	3,079,264

Chemicals — 4.0%
Eastern Polymer Group PCL, NVDR	2,412,800	776,407
Indorama Ventures PCL, NVDR(b)	4,134,810	5,308,672
PTT Global Chemical PCL, NVDR	5,539,507	11,298,430
Vinythai PCL, NVDR	582,500	648,470

		18,031,979

Construction & Engineering — 0.6%
CH Karnchang PCL, NVDR(a)	2,901,800	1,461,949
Sino-Thai Engineering & Construction PCL, NVDR	2,634,228	1,018,905

		2,480,854

Construction Materials — 5.6%
Siam Cement PCL (The), NVDR	1,916,200	22,795,817
Tipco Asphalt PCL, NVDR(b)	1,749,400	1,177,044
TPI Polene PCL, NVDR	14,215,100	771,613

		24,744,474

Consumer Finance — 3.3%
AEON Thana Sinsap Thailand PCL, NVDR(b)	184,700	1,188,681
JMT Network Services PCL, NVDR	959,700	1,271,149
Krungthai Card PCL, NVDR(b)	1,900,500	3,922,607
Muangthai Capital PCL, NVDR(a)	1,820,800	3,861,678
Ratchthani Leasing PCL, NVDR	4,892,727	648,850
Srisawad Corp PCL, NVDR(b)	1,853,260	3,794,986

		14,687,951

Containers & Packaging — 0.1%
Polyplex Thailand PCL, NVDR(b)	660,300	478,607

Diversified Telecommunication Services — 0.9%
Jasmine International PCL, NVDR(b)	9,483,268	937,055
True Corp. PCL, NVDR(b)	28,670,818	2,926,193

		3,863,248

Electronic Equipment, Instruments & Components — 3.7%
Delta Electronics Thailand PCL, NVDR	766,200	9,961,744
Hana Microelectronics PCL, NVDR(b)	1,382,100	2,257,401

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Jay Mart PCL, NVDR(b)	1,022,200	$897,084
KCE Electronics PCL, NVDR(b)	2,021,400	3,564,390

		16,680,619

Entertainment — 0.4%
Major Cineplex Group PCL, NVDR	1,543,000	1,008,081
RS PCL, NVDR	1,079,000	885,556

		1,893,637

Food & Staples Retailing — 7.0%
Berli Jucker PCL, NVDR(b)	2,951,800	3,573,933
CP ALL PCL, NVDR(a)(b)	14,347,500	27,747,665

		31,321,598

Food Products — 3.7%
Charoen Pokphand Foods PCL, NVDR(b)	9,521,600	8,897,767
GFPT PCL, NVDR(b)	1,227,600	474,829
Ichitan Group PCL, NVDR(b)	1,264,500	505,542
Khon Kaen Sugar Industry PCL, NVDR	3,755,178	402,789
R&B Food Supply PCL, NVDR(b)	1,220,800	579,336
Taokaenoi Food & Marketing PCL, Class R, NVDR(b)	1,212,100	392,008
Thai Union Group PCL, NVDR(b)	7,621,300	3,468,090
Thai Vegetable Oil PCL, NVDR	1,100,053	1,224,637
Thaifoods Group PCL, NVDR	2,721,200	446,668

		16,391,666

Health Care Equipment & Supplies — 0.6%
Sri Trang Gloves Thailand PCL, NVDR(b)	2,106,200	2,635,686

Health Care Providers & Services — 5.2%
Bangkok Chain Hospital PCL, NVDR	3,353,825	1,504,363
Bangkok Dusit Medical Services PCL, NVDR	23,422,200	15,226,179
Bumrungrad Hospital PCL, NVDR	1,073,876	4,415,480
Chularat Hospital PCL, NVDR	12,216,400	1,032,404
Thonburi Healthcare Group PCL, NVDR	1,256,900	1,062,203

		23,240,629

Hotels, Restaurants & Leisure — 2.9%
Asset World Corp. PCL, NVDR	19,612,100	3,098,087
Central Plaza Hotel PCL, NVDR(a)(b)	1,168,300	1,262,639
Minor International PCL, NVDR(a)	7,640,310	7,512,243
MK Restaurants Group PCL, NVDR	681,000	1,239,562

		13,112,531

Independent Power and Renewable Electricity Producers — 8.1%
B Grimm Power PCL, NVDR	1,920,500	2,996,324
Banpu Power PCL, NVDR(b)	1,850,600	1,136,862
BCPG PCL, NVDR(b)	1,655,450	796,363
CK Power PCL, NVDR(a)(b)	5,991,160	833,466
Electricity Generating PCL, NVDR	711,400	3,907,813
Energy Absolute PCL, NVDR	3,666,000	7,447,418
Global Power Synergy PCL, NVDR	1,732,100	4,236,554
Gulf Energy Development PCL, NVDR	7,203,200	7,784,852
Gunkul Engineering PCL, NVDR	9,819,522	868,146
Ratch Group PCL, NVDR	1,962,400	3,268,998
SPCG PCL, NVDR	1,201,300	773,125
Super Energy Corp. PCL, NVDR(a)	40,301,450	1,218,251
TPI Polene Power PCL, NVDR(b)	6,200,100	870,594

		36,138,766

Insurance — 0.5%
Bangkok Life Assurance PCL, NVDR(a)(b)	1,263,700	1,022,767
TQM Corp. PCL, NVDR(b)	295,300	1,161,400

		2,184,167

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Thailand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.6%
Plan B Media PCL, NVDR	4,788,200	$1,042,750
VGI PCL, NVDR(b)	8,453,700	1,854,744

		2,897,494

Multiline Retail — 1.1%
Central Retail Corp. PCL, NVDR(a)	4,445,734	4,840,849

Oil, Gas & Consumable Fuels — 15.1%
Bangchak Corp. PCL, NVDR(b)	2,536,500	2,411,537
Banpu PCL, NVDR(b)	9,976,700	3,729,220
Esso Thailand PCL, NVDR(a)(b)	2,561,300	736,779
IRPC PCL, NVDR(b)	27,614,600	3,159,473
Prima Marine PCL, NVDR(b)	2,149,800	552,025
PTT Exploration & Production PCL, NVDR	3,414,184	12,761,978
PTT PCL, NVDR	28,073,700	36,500,002
Siamgas & Petrochemicals PCL, NVDR	1,812,300	647,972
Star Petroleum Refining PCL, NVS(b)	4,258,100	1,363,281
Thai Oil PCL, NVDR(b)	2,756,900	5,309,365

		67,171,632

Pharmaceuticals — 0.2%
Mega Lifesciences PCL, NVDR	860,200	1,111,399

Real Estate Management & Development — 6.5%
Amata Corp. PCL, NVDR(b)	2,124,400	1,236,012
AP Thailand PCL, NVDR	5,810,086	1,388,044
Bangkok Land PCL, NVDR(b)	27,846,300	959,415
Central Pattana PCL, NVDR	5,513,900	9,498,784
Land & Houses PCL, NVDR	20,553,700	5,277,769
MBK PCL, NVDR(b)	2,299,000	1,046,165
Origin Property PCL, NVDR(b)	2,098,800	477,532
Pruksa Holding PCL, NVDR(b)	1,584,600	659,269
Quality Houses PCL, NVDR	19,817,832	1,520,202
Sansiri PCL, NVDR(b)	29,188,637	806,429
SC Asset Corp. PCL, NVDR(b)	3,529,904	332,732
Siam Future Development PCL, NVDR	2,581,153	432,070
Singha Estate PCL, NVDR(b)	7,450,700	402,011
Supalai PCL, NVDR	3,695,500	2,414,363
WHA Corp. PCL, NVDR(b)	22,068,240	2,295,360

		28,746,157

Road & Rail — 1.3%
BTS Group Holdings PCL, NVDR(b)	19,403,300	5,928,389

Specialty Retail — 4.0%
Com7 PCL, NVDR(b)	1,324,900	2,207,040
Dohome PCL, NVDR	1,603,948	1,047,899
Home Product Center PCL, NVDR	14,541,573	6,286,317
PTG Energy PCL, NVDR(b)	2,073,700	1,307,618

Security	Shares	Value

Specialty Retail (continued)
PTT Oil & Retail Business	7,100,100	$6,808,003

		17,656,877

Transportation Infrastructure — 6.1%
Airports of Thailand PCL, NVDR	10,530,800	21,906,580
Bangkok Aviation Fuel Services PCL, NVDR(a)(b)	463,400	376,556
Bangkok Expressway & Metro PCL, NVDR(b)	18,779,053	4,852,595

		27,135,731

Water Utilities — 0.5%
Eastern Water Resources Development and Management PCL, NVDR(b)	1,417,400	428,458
TTW PCL, NVDR(b)	3,435,866	1,328,974
WHA Utilities and Power PCL, NVDR(b)	2,782,400	361,754

		2,119,186

Wireless Telecommunication Services — 6.2%
Advanced Info Service PCL, NVDR	2,922,619	15,721,842
Intouch Holdings PCL, NVDR	5,515,200	9,994,001
Total Access Communication PCL, NVDR(b)	1,745,100	1,800,932

		27,516,775

Total Common Stocks — 99.5% (Cost: $515,081,148)		442,850,447

Short-Term Investments

Money Market Funds — 11.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(c)(d)(e)	52,174,377	52,205,682
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	770,000	770,000

		52,975,682

Total Short-Term Investments — 11.9% (Cost: $52,970,283)		52,975,682

Total Investments in Securities — 111.4% (Cost: $568,051,431)		495,826,129

Other Assets, Less Liabilities — (11.4)%		(50,620,341)

Net Assets — 100.0%		$445,205,788

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Thailand ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$20,275,791	$31,943,675	(a)	$—		$(11,832)	$(1,952)	$52,205,682	52,174,377	$764,440	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,411,000	—		(641,000	)(a)	—	—	770,000	770,000	360		—

						$(11,832)	$(1,952)	$52,975,682		$764,800		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	32	03/19/21	$2,141	$(15,467)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$15,467

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$145,111

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(70,886)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,557,293

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Thailand ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$442,850,447	$—	$442,850,447
Money Market Funds	52,975,682	—	—	52,975,682

	$52,975,682	$442,850,447	$—	$495,826,129

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(15,467)	$—	$—	$(15,467)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Statements of Assets and Liabilities (unaudited)

February 28, 2021

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,551,086,838	$62,510,034	$378,767,212	$2,281,094,306
Affiliated(c)	890,000	42,239	11,869,062	14,352,088
Cash	8,359	8,181	117	3,914
Foreign currency, at value(d)	471,707	121,412	807,456	4,097,649
Cash pledged:
Futures contracts	44,000	—	96,000	—
Foreign currency collateral pledged:
Futures contracts(e)	—	17,299	—	720,662
Receivables:
Investments sold	12,004,904	199,157	—	9,461,331
Securities lending income — Affiliated	—	29	329,768	2,473
Dividends	14	173,969	323,873	6,170,889

Total assets	1,564,505,822	63,072,320	392,193,488	2,315,903,312

LIABILITIES
Collateral on securities loaned, at value	—	22,239	11,582,621	13,652,001
Payables:
Investments purchased	12,782,722	306,658	170,418	10,894,872
Variation margin on futures contracts	8,841	3,708	19,375	66,513
Investment advisory fees	591,739	24,654	148,167	833,518

Total liabilities	13,383,302	357,259	11,920,581	25,446,904

NET ASSETS	$1,551,122,520	$62,715,061	$380,272,907	$2,290,456,408

NET ASSETS CONSIST OF:
Paid-in capital	$1,994,516,647	$82,431,895	$383,562,031	$2,650,769,386
Accumulated loss	(443,394,127)	(19,716,834)	(3,289,124)	(360,312,978)

NET ASSETS	$1,551,122,520	$62,715,061	$380,272,907	$2,290,456,408

Shares outstanding	58,725,000	800,000	13,800,000	46,200,000

Net asset value	$26.41	$78.39	$27.56	$49.58

Shares authorized	375 million	500 million	300 million	1 billion

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$21,142	$11,001,934	$12,963,367
(b) Investments, at cost — Unaffiliated	$1,507,610,805	$72,933,691	$248,785,248	$2,114,121,788
(c) Investments, at cost — Affiliated	$890,000	$42,239	$11,867,194	$14,349,614
(d) Foreign currency, at cost	$471,865	$123,439	$808,547	$4,090,846
(e) Foreign currency collateral pledged, at cost	$—	$17,678	$—	$730,530

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2021

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$685,282,312	$6,494,280,131	$442,850,447
Affiliated(c)	12,073,615	278,517,008	52,975,682
Cash	5,006	19,432,051	5,874
Foreign currency, at value(d)	1,527,386	28,949,253	45,039
Cash pledged:
Futures contracts	—	476,000	139,000
Foreign currency collateral pledged:
Futures contracts(e)	128,119	—	—
Receivables:
Investments sold	9,164,020	154,325,122	8,962,236
Securities lending income — Affiliated	2,864	249,755	199,251
Variation margin on futures contracts	21,290	—	—
Capital shares sold	—	17,816,136	—
Dividends	462,643	82	971,867

Total assets	708,667,255	6,994,045,538	506,149,396

LIABILITIES
Collateral on securities loaned, at value	11,813,118	278,515,189	52,205,292
Payables:
Investments purchased	9,401,193	208,735,925	8,510,722
Variation margin on futures contracts	—	354,750	30,240
Investment advisory fees	255,910	2,778,294	197,354
Foreign taxes	—	201,186	—

Total liabilities	21,470,221	490,585,344	60,943,608

NET ASSETS	$687,197,034	$6,503,460,194	$445,205,788

NET ASSETS CONSIST OF:
Paid-in capital	$903,704,950	$3,133,501,860	$605,539,916
Accumulated earnings (loss)	(216,507,916)	3,369,958,334	(160,334,128)

NET ASSETS	$687,197,034	$6,503,460,194	$445,205,788

Shares outstanding	30,900,000	111,600,000	5,700,000

Net asset value	$22.24	$58.27	$78.11

Shares authorized	300 million	900 million	200 million

Par value	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$11,230,661	$263,256,932	$46,847,501
(b) Investments, at cost — Unaffiliated	$664,492,968	$2,948,772,549	$515,081,148
(c) Investments, at cost — Affiliated	$12,071,462	$278,432,361	$52,970,283
(d) Foreign currency, at cost	$1,529,509	$28,949,253	$45,379
(e) Foreign currency collateral pledged, at cost	$130,656	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Operations (unaudited)

Six Months Ended February 28, 2021

	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$11,445,217	$578,983	$4,483,611	$22,545,787
Dividends — Affiliated	288	11	50	436
Securities lending income — Affiliated — net	26,940	342	629,460	38,169
Foreign taxes withheld	—	(57,794)	—	(845,090)

Total investment income	11,472,445	521,542	5,113,121	21,739,302

EXPENSES
Investment advisory fees	3,350,249	162,744	935,188	4,771,145
Commitment fees	—	—	1,820	—

Total expenses	3,350,249	162,744	937,008	4,771,145

Net investment income	8,122,196	358,798	4,176,113	16,968,157

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	35,353	(856,462)	(6,221,118)	(14,235,386)
Investments — Affiliated	(7,548)	(28)	(2,644)	(1,885)
In-kind redemptions — Unaffiliated	6,578,403	(209,610)	—	15,132,074
Futures contracts	(291,521)	59,028	71,918	121,554
Foreign currency transactions	(1,587)	8,022	(132,998)	81,717

Net realized gain (loss)	6,313,100	(999,050)	(6,284,842)	1,098,074

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	193,107,918	8,303,890	15,548,041	294,648,985
Investments — Affiliated	2,110	—	(103)	(10,198)
Futures contracts	67,759	(5,904)	2,781	(18,415)
Foreign currency translations	(286)	(6,091)	(3,212)	(243,747)

Net change in unrealized appreciation (depreciation)	193,177,501	8,291,895	15,547,507	294,376,625

Net realized and unrealized gain	199,490,601	7,292,845	9,262,665	295,474,699

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$207,612,797	$7,651,643	$13,438,778	$312,442,856

See notes to financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2021

	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$4,629,761	$15,938,060	$2,114,580
Dividends — Affiliated	154	3,031	360
Securities lending income — Affiliated — net(a)	63,895	1,167,350	764,440
Foreign taxes withheld	(150,519)	(5,262,383)	(207,861)

Total investment income	4,543,291	11,846,058	2,671,519

EXPENSES
Investment advisory fees	1,471,945	14,865,425	1,227,946
Commitment fees	—	3,723	—

Total expenses	1,471,945	14,869,148	1,227,946

Net investment income (loss)	3,071,346	(3,023,090)	1,443,573

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(19,468,098)	57,990,644	(13,162,742)
Investments — Affiliated	(17,092)	(43,792)	(11,832)
In-kind redemptions — Unaffiliated	1,991,921	—	11,934,126
Futures contracts	291,310	3,054,663	145,111
Foreign currency transactions	26,990	149,022	230

Net realized gain (loss)	(17,174,969)	61,150,537	(1,095,107)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	110,687,965	1,490,294,142	60,736,674
Investments — Affiliated	958	(37,675)	(1,952)
Futures contracts	83,970	258,243	(70,886)
Foreign currency translations	(54,260)	2,229	(12,817)

Net change in unrealized appreciation (depreciation)	110,718,633	1,490,516,939	60,651,019

Net realized and unrealized gain	93,543,664	1,551,667,476	59,555,912

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,615,010	$1,548,644,386	$60,999,485

(a) Net of securities lending income tax paid of	$—	$281,968	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Changes in Net Assets

	iShares MSCI Hong Kong ETF		iShares MSCI Japan Small-Cap ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,122,196	$36,541,261	$358,798	$1,459,482
Net realized gain (loss)	6,313,100	(100,427,493)	(999,050)	(14,527,240)
Net change in unrealized appreciation (depreciation)	193,177,501	(23,264,239)	8,291,895	15,473,225

Net increase (decrease) in net assets resulting from operations	207,612,797	(87,150,471)	7,651,643	2,405,467

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,991,392)	(37,850,833)	—	(3,817,217)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	28,219,870	28,619,983	(7,858,071)	(45,662,016)

NET ASSETS
Total increase (decrease) in net assets	222,841,275	(96,381,321)	(206,428)	(47,073,766)
Beginning of period	1,328,281,245	1,424,662,566	62,921,489	109,995,255

End of period	$1,551,122,520	$1,328,281,245	$62,715,061	$62,921,489

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Malaysia ETF		iShares MSCI Pacific ex Japan ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,176,113	$10,950,103	$16,968,157	$60,646,304
Net realized gain (loss)	(6,284,842)	(32,257,581)	1,098,074	(56,699,729)
Net change in unrealized appreciation (depreciation)	15,547,507	(1,046,435)	294,376,625	(16,556,463)

Net increase (decrease) in net assets resulting from operations	13,438,778	(22,353,913)	312,442,856	(12,609,888)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(12,064,796)	(23,613,595)	(71,017,208)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	24,912,150	(14,548,335)	119,247,097	(300,108,597)

NET ASSETS
Total increase (decrease) in net assets	38,350,928	(48,967,044)	408,076,358	(383,735,693)
Beginning of period	341,921,979	390,889,023	1,882,380,050	2,266,115,743

End of period	$380,272,907	$341,921,979	$2,290,456,408	$1,882,380,050

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Changes in Net Assets (continued)

	iShares MSCI Singapore ETF		iShares MSCI Taiwan ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$3,071,346	$17,795,487	$(3,023,090)	$92,750,223
Net realized gain (loss)	(17,174,969)	(59,464,598)	61,150,537	103,740,220
Net change in unrealized appreciation (depreciation)	110,718,633	(24,796,390)	1,490,516,939	672,821,250

Net increase (decrease) in net assets resulting from operations	96,615,010	(66,465,501)	1,548,644,386	869,311,693

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,661,077)	(20,388,430)	(99,705,133)	(89,350,677)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	75,510,458	98,935,771	823,065,454	788,999,560

NET ASSETS
Total increase in net assets	161,464,391	12,081,840	2,272,004,707	1,568,960,576
Beginning of period	525,732,643	513,650,803	4,231,455,487	2,662,494,911

End of period	$687,197,034	$525,732,643	$6,503,460,194	$4,231,455,487

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Thailand ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,443,573	$10,682,463
Net realized loss	(1,095,107)	(24,959,102)
Net change in unrealized appreciation (depreciation)	60,651,019	(100,075,288)

Net increase (decrease) in net assets resulting from operations	60,999,485	(114,351,927)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,522,050)	(10,962,844)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(50,060,436)	95,866,665

NET ASSETS
Total increase (decrease) in net assets	8,416,999	(29,448,106)
Beginning of period	436,788,789	466,236,895

End of period	$445,205,788	$436,788,789

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$22.91		$23.00	$24.18	$24.69	$21.08	$19.42

Net investment income(a)	0.15		0.54	0.62	0.71	0.68	0.54
Net realized and unrealized gain (loss)(b)	3.57		(0.01)	(1.08)	(0.12)	3.54	1.72

Net increase (decrease) from investment operations	3.72		0.53	(0.46)	0.59	4.22	2.26

Distributions(c)
From net investment income		(0.22)	(0.62)	(0.72)	(1.10)	(0.61)	(0.60)

Total distributions		(0.22)	(0.62)	(0.72)	(1.10)	(0.61)	(0.60)

Net asset value, end of period	$26.41		$22.91	$23.00	$24.18	$24.69	$21.08

Total Return
Based on net asset value	16.32	%(d)	2.46%	(2.00)%	2.33%	20.38%	11.94%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.51%	0.49%	0.48%	0.49%	0.48%

Net investment income	1.22	%(e)	2.37%	2.52%	2.83%	3.08%	2.73%

Supplemental Data
Net assets, end of period (000)	$1,551,123		$1,328,281	$1,424,663	$2,729,621	$1,855,447	$1,596,576

Portfolio turnover rate(f)	10	%(d)	16%	12%	7%	8%	9%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan Small-Cap ETF

	Six Months Ended
	02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$69.91		$68.75	$77.00	$72.78	$60.95	$56.79

Net investment income(a)	0.42		1.21	1.37	0.94	1.02	0.84
Net realized and unrealized gain (loss)(b)	8.06		2.78	(7.90)	4.24	12.62	4.29

Net increase (decrease) from investment operations	8.48		3.99	(6.53)	5.18	13.64	5.13

Distributions(c)
From net investment income	—		(2.83)	(1.72)	(0.96)	(1.81)	(0.97)

Total distributions	—		(2.83)	(1.72)	(0.96)	(1.81)	(0.97)

Net asset value, end of period	$78.39		$69.91	$68.75	$77.00	$72.78	$60.95

Total Return
Based on net asset value	12.14	%(d)	5.72%	(8.42)%	7.09%	22.81%	9.10%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.51%	0.49%	0.47%	0.49%	0.48%

Net investment income	1.11	%(e)	1.75%	1.94%	1.18%	1.53%	1.44%

Supplemental Data
Net assets, end of period (000)	$62,715		$62,921	$109,995	$284,912	$189,216	$164,553

Portfolio turnover rate(f)	9	%(d)	10%	10%	9%	8%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Malaysia ETF

	Six Months Ended
	02/28/21		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/20		08/31/19		08/31/18		08/31/17	(a)	08/31/16	(a)

Net asset value, beginning of period	$26.51		$28.02		$32.87		$32.03		$33.13		$40.75

Net investment income(b)	0.31		0.76		1.03		0.91		0.56		1.00
Net realized and unrealized gain (loss)(c)	0.74		(1.41)		(4.85)		2.06		(0.05)		2.79

Net increase (decrease) from investment operations	1.05		(0.65)		(3.82)		2.97		0.51		3.79

Distributions(d)
From net investment income	—		(0.86)		(1.03)		(2.13)		(1.61)		(1.81)
From net realized gain	—		—		—		—		—		(9.60)

Total distributions	—		(0.86)		(1.03)		(2.13)		(1.61)		(11.41)

Net asset value, end of period	$27.56		$26.51		$28.02		$32.87		$32.03		$33.13

Total Return
Based on net asset value	3.96	%(e)	(2.27)%		(11.69)%		9.59%		2.14%		12.58%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.51%		0.49%		0.47%		0.49%		0.48%

Net investment income	2.24	%(f)	2.86%		3.41%		2.69%		2.73%		2.86%

Supplemental Data
Net assets, end of period (000)	$380,273		$341,922		$390,889		$557,220		$437,224		$335,455

Portfolio turnover rate(g)	10	%(e)(h)	58	%(h)	48	%(h)	63	%(h)	24	%(h)	72	%(h)

(a) Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.

(b) Based on average shares outstanding.

(c)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e) Not annualized.

(f)  Annualized.

(g) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(h) Portfolio turnover rate excluding cash creations was as follows:		2%	16%		9%		17%		10%		17%

See notes to financial statements.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex Japan ETF

	Six Months Ended
	02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$42.98		$44.17	$46.02	$46.43	$40.94	$38.01

Net investment income(a)	0.39		1.29	1.74	1.66	1.60	1.54
Net realized and unrealized gain (loss)(b)	6.76		(0.98)	(1.58)	0.03	5.55	2.98

Net increase from investment operations	7.15		0.31	0.16	1.69	7.15	4.52

Distributions(c)
From net investment income		(0.55)	(1.50)	(2.01)	(2.10)	(1.66)	(1.59)

Total distributions		(0.55)	(1.50)	(2.01)	(2.10)	(1.66)	(1.59)

Net asset value, end of period	$49.58		$42.98	$44.17	$46.02	$46.43	$40.94

Total Return
Based on net asset value	16.69	%(d)	0.72%	0.56%	3.63%	18.06%	12.20%

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.48%	0.48%	0.48%	0.49%	0.49%

Net investment income	1.70	%(e)	3.04%	3.89%	3.52%	3.69%	4.00%

Supplemental Data
Net assets, end of period (000)	$2,290,456		$1,882,380	$2,266,116	$2,374,834	$3,120,426	$2,357,962

Portfolio turnover rate(f)	4	%(d)	8%	7%	6%	3%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Singapore ETF

	Six Months Ended
	02/28/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/20	08/31/19	08/31/18	08/31/17 (a)	08/31/16 (a)

Net asset value, beginning of period	$19.12		$22.83	$23.84	$24.70	$21.22	$21.25

Net investment income(b)	0.11		0.76	0.91	1.04	0.56	0.84
Net realized and unrealized gain (loss)(c)	3.37		(3.57)	(1.02)	(0.77)	3.84	(0.24)

Net increase (decrease) from investment operations	3.48		(2.81)	(0.11)	0.27	4.40	0.60

Distributions(d)
From net investment income		(0.36)	(0.90)	(0.90)	(1.13)	(0.92)	(0.63)

Total distributions		(0.36)	(0.90)	(0.90)	(1.13)	(0.92)	(0.63)

Net asset value, end of period	$22.24		$19.12	$22.83	$23.84	$24.70	$21.22

Total Return
Based on net asset value	18.26	%(e)	(12.84)%	(0.41)%	0.91%	21.51%	2.87%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.51%	0.50%	0.47%	0.49%	0.48%

Net investment income	1.05	%(f)	3.59%	3.86%	4.03%	3.00%	3.96%

Supplemental Data
Net assets, end of period (000)	$687,197		$525,733	$513,651	$579,292	$600,268	$562,418

Portfolio turnover rate(g)	10	%(e)	22%	9%	26%	12%	7%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Taiwan ETF

	Six Months Ended
	02/28/21		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(unaudited)		08/31/20		08/31/19		08/31/18		08/31/17	(a)	08/31/16	(a)

Net asset value, beginning of period	$44.08		$34.94		$37.91		$37.35		$30.30		$27.17

Net investment income (loss)(b)		(0.03)	1.05		0.92		0.98		0.87		0.68
Net realized and unrealized gain (loss)(c)	15.19		9.11		(2.89)		0.60		6.88		3.25

Net increase (decrease) from investment operations	15.16		10.16		(1.97)		1.58		7.75		3.93

Distributions(d)
From net investment income		(0.97)	(1.02)		(1.00)		(1.02)		(0.70)		(0.80)

Total distributions		(0.97)	(1.02)		(1.00)		(1.02)		(0.70)		(0.80)

Net asset value, end of period	$58.27		$44.08		$34.94		$37.91		$37.35		$30.30

Total Return
Based on net asset value	34.72	%(e)	29.34%		(4.92)%		4.43%		26.17%		15.02%

Ratios to Average Net Assets
Total expenses	0.57	%(f)	0.59%		0.59%		0.59%		0.62%		0.64%

Net investment income (loss)	(0.12	)%(f)	2.68%		2.70%		2.65%		3.10%		2.51%

Supplemental Data
Net assets, end of period (000)	$6,503,460		$4,231,455		$2,662,495		$4,082,891		$3,764,790		$2,656,889

Portfolio turnover rate(g)	8	%(e)(h)	15	%(h)	7	%(h)	12	%(h)	11	%(h)	27	%(h)

(a) Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.

(b) Based on average shares outstanding.

(c)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e) Not annualized.

(f)  Annualized.

(g) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(h) Portfolio turnover rate excluding cash creations was as follows:		7%	14%		6%		11%		8%		9%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Thailand ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$68.25		$90.53	$90.80	$82.70	$75.94	$65.01

Net investment income(a)	0.24		1.97	2.10	2.12	1.99	2.05
Net realized and unrealized gain (loss)(b)	10.07		(22.24)	(0.33)	8.13	6.90	10.54

Net increase (decrease) from investment operations	10.31		(20.27)	1.77	10.25	8.89	12.59

Distributions(c)
From net investment income		(0.45)	(2.01)	(2.04)	(2.15)	(2.13)	(1.66)

Total distributions		(0.45)	(2.01)	(2.04)	(2.15)	(2.13)	(1.66)

Net asset value, end of period	$78.11		$68.25	$90.53	$90.80	$82.70	$75.94

Total Return
Based on net asset value	15.08	%(d)	(22.57)%	2.03%	12.55%	12.01%	19.87%

Ratios to Average Net Assets
Total expenses	0.57	%(e)	0.59%	0.59%	0.59%	0.62%	0.63%

Net investment income	0.67	%(e)	2.57%	2.36%	2.30%	2.63%	3.08%

Supplemental Data
Net assets, end of period (000)	$445,206		$436,789	$466,237	$435,842	$355,590	$448,075

Portfolio turnover rate(f)	7	%(d)	11%	17%	10%	7%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Hong Kong	Non-diversified
MSCI Japan Small-Cap	Diversified
MSCI Malaysia	Non-diversified
MSCI Pacific ex Japan	Diversified
MSCI Singapore	Non-diversified
MSCI Taiwan	Non-diversified
MSCI Thailand	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Japan Small-Cap
Macquarie Bank Limited	$21,142	$21,142		$—	$—

MSCI Malaysia
JPMorgan Securities PLC	$2,021,844	$2,021,844		$—	$—
Morgan Stanley & Co. International PLC	8,980,090	8,980,090		—	—

	$11,001,934	$11,001,934		$—	$—

MSCI Pacific ex Japan
BofA Securities, Inc.	$5,718,471	$5,718,471		$—	$—
Morgan Stanley & Co. LLC	7,244,896	7,244,896		—	—

	$12,963,367	$12,963,367		$—	$—

MSCI Singapore
BofA Securities, Inc.	$3,002,223	$3,002,223		$—	$—
Morgan Stanley & Co. LLC	8,228,438	8,228,438		—	—

	$11,230,661	$11,230,661		$—	$—

MSCI Taiwan
Citigroup Global Markets Ltd.	$6,886,275	$6,886,275		$—	$—
Credit Suisse Securities (Europe) Ltd.	8,213,050	8,213,050		—	—
JPMorgan Securities PLC	158,521,272	158,521,272		—	—
Macquarie Bank Limited	7,019,550	7,019,550		—	—
Morgan Stanley & Co. International PLC	82,616,785	82,616,785		—	—

	$263,256,932	$263,256,932		$—	$—

MSCI Thailand
Barclays Capital Inc.	$1,483,324	$1,483,324		$—	$—
BofA Securities, Inc.	1,329,653	1,329,653		—	—
Credit Suisse Securities (USA) LLC	1,147,357	1,147,357		—	—
Goldman Sachs & Co.	3,568,520	3,568,520		—	—
JPMorgan Securities LLC	12,837,176	12,837,176		—	—
Morgan Stanley & Co. LLC	13,842,163	13,842,163		—	—
Nomura Securities International Inc.	132,250	132,250		—	—
Scotia Capital (USA) Inc.	281	281		—	—
SG Americas Securities LLC	12,506,777	12,506,777		—	—

	$46,847,501	$46,847,501		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion	0.4073

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

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Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the iShares MSCI Taiwan and iShares MSCI Thailand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $2 billion	0.74%
Over $2 billion, up to and including $4 billion	0.69
Over $4 billion, up to and including $8 billion	0.64
Over $8 billion, up to and including $16 billion	0.57
Over $16 billion, up to and including $24 billion	0.51
Over $24 billion, up to and including $32 billion	0.48
Over $32 billion	0.45

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

MSCI Hong Kong	$7,279
MSCI Japan Small-Cap	83
MSCI Malaysia	140,990
MSCI Pacific ex Japan	12,276
MSCI Singapore	19,525
MSCI Taiwan	359,772
MSCI Thailand	176,430

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Hong Kong	$40,399,704	$37,154,559	$5,154,083
MSCI Japan Small-Cap	3,187,660	1,683,026	689,763
MSCI Pacific ex Japan	8,843,602	17,322,882	2,190,555
MSCI Singapore	25,406,202	9,433,348	(2,171,375)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI Hong Kong	$293,206,689	$130,181,459
MSCI Japan Small-Cap	6,035,900	5,641,868
MSCI Malaysia	63,982,016	37,943,553
MSCI Pacific ex Japan	124,093,572	79,395,449
MSCI Singapore	67,454,288	57,625,879
MSCI Taiwan	1,164,667,206	414,741,803
MSCI Thailand	28,049,610	28,553,118

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI Hong Kong	$15,330,188	$149,043,002
MSCI Japan Small-Cap	7,213,378	14,961,454
MSCI Pacific ex Japan	133,227,977	61,888,632
MSCI Singapore	96,667,315	34,536,363
MSCI Thailand	77,813,543	127,546,338

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

MSCI Hong Kong	$473,593,879
MSCI Japan Small-Cap	7,615,538
MSCI Malaysia	94,623,717
MSCI Pacific ex Japan	474,051,679
MSCI Singapore	194,493,442
MSCI Taiwan	34,101,756
MSCI Thailand	83,040,018

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Notes to Financial Statements (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Hong Kong	$1,526,842,099	$227,884,585	$(202,754,757)	$25,129,828
MSCI Japan Small-Cap	73,444,449	4,843,929	(15,736,810)	(10,892,881)
MSCI Malaysia	294,421,011	141,274,093	(45,056,049)	96,218,044
MSCI Pacific ex Japan	2,186,068,536	436,676,670	(327,338,322)	109,338,348
MSCI Singapore	695,709,741	51,844,033	(50,158,834)	1,685,199
MSCI Taiwan	3,425,267,170	3,557,483,475	(210,176,324)	3,347,307,151
MSCI Thailand	572,636,611	16,359,995	(93,185,944)	(76,825,949)

9.	LINE OF CREDIT

The iShares MSCI Malaysia ETF and iShares MSCI Taiwan ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1 and $200 million with respect to Tier 2, including the Funds. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

During the six months ended February 28, 2021, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

MSCI Hong Kong
Shares sold	8,550,000	$205,816,583	32,925,000	$785,031,065
Shares redeemed	(7,800,000)	(177,596,713)	(36,900,000)	(756,411,082)

Net increase (decrease)	750,000	$28,219,870	(3,975,000)	$28,619,983

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

MSCI Japan Small-Cap
Shares sold	100,000	$7,350,058	200,000	$14,987,192
Shares redeemed	(200,000)	(15,208,129)	(900,000)	(60,649,208)

Net decrease	(100,000)	$(7,858,071)	(700,000)	$(45,662,016)

MSCI Malaysia
Shares sold	2,100,000	$56,848,225	5,850,000	$163,446,410
Shares redeemed	(1,200,000)	(31,936,075)	(6,900,000)	(177,994,745)

Net increase (decrease)	900,000	$24,912,150	(1,050,000)	$(14,548,335)

MSCI Pacific ex Japan
Shares sold	3,900,000	$184,064,698	900,000	$36,795,397
Shares redeemed	(1,500,000)	(64,817,601)	(8,400,000)	(336,903,994)

Net increase (decrease)	2,400,000	$119,247,097	(7,500,000)	$(300,108,597)

MSCI Singapore
Shares sold	5,350,000	$112,319,039	6,850,000	$139,406,945
Shares redeemed	(1,950,000)	(36,808,581)	(1,850,000)	(40,471,174)

Net increase	3,400,000	$75,510,458	5,000,000	$98,935,771

MSCI Taiwan
Shares sold	15,600,000	$823,065,454	20,800,000	$819,142,524
Shares redeemed	—	—	(1,000,000)	(30,142,964)

Net increase	15,600,000	$823,065,454	19,800,000	$788,999,560

MSCI Thailand
Shares sold	1,050,000	$78,206,189	4,450,000	$345,464,913
Shares redeemed	(1,750,000)	(128,266,625)	(3,200,000)	(249,598,248)

Net increase (decrease)	(700,000)	$(50,060,436)	1,250,000	$95,866,665

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Hong Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Pacific ex Japan ETF, iShares MSCI Singapore ETF, iShares MSCI Taiwan ETF and iShares MSCI Thailand ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Pacific ex Japan(a)	$0.493933	$—	$0.052678	$0.546611	90%	—%	10%	100%
MSCI Singapore(a)	0.133764	—	0.223391	0.357155	37	—	63	100
MSCI Taiwan(a)	0.947595	—	0.025138	0.972733	97	—	3	100
MSCI Thailand(a)	0.405560	—	0.044806	0.450366	90	—	10	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	67

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	69

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-803-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Brazil ETF | EWZ | NYSE Arca
•	iShares MSCI Chile ETF | ECH | Cboe BZX
•	iShares MSCI Colombia ETF | ICOL | NYSE Arca
•	iShares MSCI Israel ETF | EIS | NYSE Arca
•	iShares MSCI Russia ETF | ERUS | NYSE Arca
•	iShares MSCI South Africa ETF | EZA | NYSE Arca
•	iShares MSCI Turkey ETF | TUR | NASDAQ
•	iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® MSCI Brazil ETF

Investment Objective

The iShares MSCI Brazil ETF (the “Fund”) seeks to track the investment results of an index composed of Brazilian equities, as represented by the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.23%	(14.01)%	11.84%	(5.53)%	(14.01)%	74.98%	(43.41)%
Fund Market	7.79	(15.26)	11.86	(5.65)	(15.26)	75.13	(44.11)
Index	9.60	(13.33)	12.68	(4.96)	(13.33)	81.64	(39.85)

Index performance through February 11, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,092.30	$2.96		$1,000.00	$1,022.00	$2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Materials	25.8%
Financials	24.4
Energy	11.1
Consumer Staples	10.0
Consumer Discretionary	9.5
Industrials	7.9
Utilities	5.3
Health Care	3.5
Communication Services	1.9
Information Technology	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Vale SA	17.8%
Itau Unibanco Holding SA (Preferred)	6.2
Petroleo Brasileiro SA (Preferred)	5.3
Banco Bradesco SA (Preferred)	5.0
B3 SA - Brasil, Bolsa, Balcao	4.5
Petroleo Brasileiro SA	4.1
Magazine Luiza SA	3.9
WEG SA	3.6
Ambev SA	3.3
Suzano SA	3.2

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Chile ETF

Investment Objective

The iShares MSCI Chile ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Chilean equities, as represented by the MSCI Chile IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	26.87%	22.49%	1.26%	(5.79)%	22.49%	6.47%	(44.94)%
Fund Market	24.55	17.77	0.96	(5.98)	17.77	4.88	(46.05)
Index	27.19	22.90	1.37	(5.40)	22.90	7.02	(42.63)

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through February 11, 2013 reflects the performance of the MSCI Chile Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Chile IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,268.70	$3.21		$1,000.00	$1,022.00	$2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Utilities	23.8%
Financials	21.8
Materials	18.6
Consumer Staples	12.6
Energy	8.3
Consumer Discretionary	6.9
Real Estate	3.3
Communication Services	2.6
Information Technology	1.2
Industrials	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Sociedad Quimica y Minera de Chile SA (Preferred), Class B	11.6%
Enel Americas SA	9.8
Banco de Chile	9.4
Empresas COPEC SA	8.3
Falabella SA	4.9
Empresas CMPC SA	4.5
Banco Santander Chile	4.4
Banco de Credito e Inversiones SA	4.2
Cencosud SA	4.2
Enel Chile SA	3.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® MSCI Colombia ETF

Investment Objective

The iShares MSCI Colombia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Colombian equities, as represented by the MSCI All Colombia Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	16.86%	(12.03)%	0.78%	(9.09)%	(12.03)%	3.97%	(52.00)%
Fund Market	15.47	(11.03)	0.21	(9.25)	(11.03)	1.04	(52.64)
Index	17.16	(11.71)	0.96	(8.78)	(11.71)	4.88	(50.73)

The inception date of the Fund was 6/18/13. The first day of secondary market trading was 6/20/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,168.60	$3.28		$1,000.00	$1,021.80	$3.06		0.61%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	37.5%
Energy	23.3
Utilities	20.1
Materials	8.2
Consumer Staples	4.6
Communication Services	4.0
Consumer Discretionary	1.2
Industrials	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Bancolombia SA (Preferred)	14.3%
Ecopetrol SA	12.0
Interconexion Electrica SA ESP	11.1
Bancolombia SA	8.1
Grupo Nutresa SA	4.6
Grupo Energia Bogota SA ESP	4.4
Banco Davivienda SA (Preferred)	4.3
Canacol Energy Ltd.	4.2
Grupo de Inversiones Suramericana SA	4.1
Millicom International Cellular SA	4.0

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Israel ETF

Investment Objective

The iShares MSCI Israel ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Israeli equities, as represented by the MSCI Israel Capped Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.00%	16.85%	8.58%	3.26%	16.85%	50.91%	37.86%
Fund Market	13.80	16.28	8.51	3.17	16.28	50.46	36.64
Index	14.23	17.26	9.00	3.59	17.26	53.83	42.35

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,140.00	$3.02		$1,000.00	$1,022.00	$2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	39.9%
Financials	19.3
Health Care	9.2
Real Estate	9.0
Industrials	8.4
Consumer Discretionary	3.8
Materials	3.0
Consumer Staples	2.1
Utilities	2.1
Communication Services	1.8
Energy	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Wix.com Ltd.	11.6%
Nice Ltd.	8.7
Check Point Software Technologies Ltd.	7.4
Teva Pharmaceutical Industries Ltd.	7.0
Bank Leumi Le-Israel BM	5.3
Bank Hapoalim BM	4.8
CyberArk Software Ltd.	3.4
Kornit Digital Ltd.	2.9
Israel Discount Bank Ltd., Class A	2.6
ICL Group Ltd.	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021	iShares® MSCI Russia ETF

Investment Objective

The iShares MSCI Russia ETF (the “Fund”) seeks to track the investment results of an index composed of Russian equities, as represented by the MSCI Russia 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.56%	9.60%	15.99%	(0.45)%	9.60%	109.93%	(4.45)%
Fund Market	10.45	8.64	15.93	(0.59)	8.64	109.44	(5.72)
Index	11.68	9.85	16.60	0.11	9.85	115.55	1.11

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,115.60	$2.99		$1,000.00	$1,022.00	$2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Energy	41.0%
Materials	20.8
Financials	20.0
Communication Services	10.9
Consumer Staples	5.4
Utilities	1.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Sberbank of Russia PJSC	13.7%
Gazprom PJSC	12.9
LUKOIL PJSC	11.4
Yandex NV, Class A	6.5
Tatneft PJSC	4.6
Novatek PJSC	4.3
MMC Norilsk Nickel PJSC	4.2
Polyus PJSC	3.5
Rosneft Oil Co. PJSC	3.4
TCS Group Holding PLC	3.2

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI South Africa ETF

Investment Objective

The iShares MSCI South Africa ETF (the “Fund”) seeks to track the investment results of an index composed of South African equities, as represented by the MSCI South Africa 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	28.89%	25.65%	5.95%	—%	25.65%	33.51%	0.02%
Fund Market	29.61	21.53	6.31	0.07	21.53	35.77	0.67
Index	29.25	26.27	6.54	0.59	26.27	37.25	6.08

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through August 31, 2017 reflects the performance of the MSCI South Africa Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI South Africa 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,288.90	$3.23		$1,000.00	$1,022.00	$2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Materials	26.8%
Financials	26.4
Consumer Discretionary	24.9
Consumer Staples	8.2
Communication Services	6.8
Real Estate	2.6
Health Care	1.6
Industrials	1.4
Energy	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Naspers Ltd., Class N	22.1%
FirstRand Ltd.	5.8
Impala Platinum Holdings Ltd.	4.9
Sibanye Stillwater Ltd.	4.7
Standard Bank Group Ltd.	4.2
AngloGold Ashanti Ltd.	3.2
MTN Group Ltd.	3.1
Sasol Ltd.	2.9
Gold Fields Ltd.	2.8
Capitec Bank Holdings Ltd.	2.8

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2021	iShares® MSCI Turkey ETF

Investment Objective

The iShares MSCI Turkey ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Turkish equities, as represented by the MSCI Turkey IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	34.10%	13.69%	(4.30)%	(5.38)%	13.69%	(19.74)%	(42.47)%
Fund Market	34.24	13.83	(4.03)	(5.40)	13.83	(18.60)	(42.62)
Index	34.28	13.73	(4.10)	(5.08)	13.73	(18.88)	(40.63)

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through May 28, 2019 reflects the performance of MSCI Turkey Investable Market Index. Index performance beginning on May 29, 2019 reflects the performance of the MSCI Turkey IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,341.00	$3.31	$1,000.00	$1,022.00	$2.86	0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	22.8%
Financials	21.6
Materials	17.8
Consumer Staples	16.6
Consumer Discretionary	8.1
Communication Services	4.8
Energy	3.7
Health Care	1.6
Real Estate	1.5
Utilities	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
BIM Birlesik Magazalar AS	9.1%
Turkiye Garanti Bankasi AS	6.2
Akbank T.A.S.	5.7
Eregli Demir ve Celik Fabrikalari TAS	5.4
KOC Holding AS	4.9
Turkcell Iletisim Hizmetleri AS	4.4
Ford Otomotiv Sanayi AS	4.2
Turkiye Petrol Rafinerileri AS	3.7
Aselsan Elektronik Sanayi Ve Ticaret AS	3.4
Haci Omer Sabanci Holding AS	2.8

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI USA Equal Weighted ETF

Investment Objective

The iShares MSCI USA Equal Weighted ETF (the “Fund”) seeks to track the investment results of an index composed of equal weighted U.S. equities, as represented by the MSCI USA Equal Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	20.71%	32.93%	15.55%	12.27%	32.93%	105.97%	218.03%
Fund Market	20.85	33.10	15.60	12.28	33.10	106.48	218.54
Index	20.81	33.07	15.72	12.42	33.07	107.47	222.52
Index performance through August 31, 2015 reflects the performance of the MSCI USA Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Equal Weighted Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,207.10	$0.82		$1,000.00	$1,024.10	$0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	17.4%
Financials	13.9
Industrials	13.8
Health Care	13.2
Consumer Discretionary	10.6
Real Estate	6.0
Communication Services	5.7
Consumer Staples	5.6
Materials	5.3
Utilities	5.2
Energy	3.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Royal Caribbean Cruises Ltd.	0.2%
Carnival Corp.	0.2
Vornado Realty Trust	0.2
Valero Energy Corp.	0.2
Marriott International Inc./MD, Class A	0.2
AMERCO	0.2
Southwest Airlines Co.	0.2
Deere & Co.	0.2
Pioneer Natural Resources Co.	0.2
ViacomCBS Inc., Class B	0.2

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 4.1%
Banco Bradesco SA	18,050,322	$66,688,102
Banco do Brasil SA	15,591,287	78,473,296
Banco Inter SA	1,130,400	31,516,235
Banco Santander Brasil SA	8,076,875	54,188,345

		230,865,978

Beverages — 3.3%
Ambev SA	73,371,155	184,578,210

Capital Markets — 5.4%
B3 SA - Brasil, Bolsa, Balcao	25,828,877	251,658,970
Banco BTG Pactual SA	3,104,600	56,620,978

		308,279,948

Containers & Packaging — 1.2%
Klabin SA	13,328,600	70,480,947

Diversified Telecommunication Services — 1.2%
Telefonica Brasil SA	8,402,764	66,340,983

Electric Utilities — 2.3%
Centrais Eletricas Brasileiras SA	5,926,696	34,466,624
CPFL Energia SA	3,346,700	17,330,862
Energisa SA	2,205,600	17,282,916
Equatorial Energia SA	16,896,400	60,939,277

		130,019,679

Electrical Equipment — 3.6%
WEG SA	14,598,481	204,450,246

Food & Staples Retailing — 2.0%
Atacadao SA	8,878,900	30,286,448
Raia Drogasil SA	20,055,200	83,595,571

		113,882,019

Food Products — 2.4%
BRF SA(a)	11,073,550	42,998,290
JBS SA	20,040,007	92,845,566

		135,843,856

Health Care Providers & Services — 2.7%
Hapvida Participacoes e Investimentos SA(b)	13,537,100	37,649,949
Notre Dame Intermedica Participacoes SA	7,587,600	118,067,606

		155,717,555

Independent Power and Renewable Electricity Producers — 0.6%
Engie Brasil Energia SA	4,493,343	33,177,715

Insurance — 1.6%
BB Seguridade Participacoes SA	13,127,895	59,902,992
Sul America SA	5,251,491	31,124,203

		91,027,195

Internet & Direct Marketing Retail — 1.1%
B2W Cia. Digital(a)	4,126,988	60,723,126

Metals & Mining — 19.2%
Cia. Siderurgica Nacional SA	13,466,969	79,428,548
Vale SA	59,359,732	1,006,752,473

		1,086,181,021

Multiline Retail — 5.5%
Lojas Americanas SA	154,004	688,356
Lojas Renner SA	14,383,309	94,614,638
Magazine Luiza SA	50,436,900	218,832,460

		314,135,454

Security	Shares	Value

Oil, Gas & Consumable Fuels — 5.8%
Cosan SA	3,208,150	$46,858,257
Petroleo Brasileiro SA	57,737,269	229,475,872
Ultrapar Participacoes SA	14,473,210	50,174,037

		326,508,166

Paper & Forest Products — 3.1%
Suzano SA(a)	13,600,062	178,558,695

Personal Products — 2.3%
Natura & Co. Holding SA(a)	15,433,160	127,856,200

Pharmaceuticals — 0.8%
Hypera SA	7,405,700	43,559,424

Road & Rail — 3.4%
Localiza Rent a Car SA	11,030,737	114,799,391
Rumo SA(a)	24,066,490	78,162,491

		192,961,882

Software — 0.6%
TOTVS SA	5,661,200	31,876,343

Specialty Retail — 1.2%
Petrobras Distribuidora SA	8,693,200	31,072,491
Via Varejo SA(a)	17,123,400	36,471,009

		67,543,500

Transportation Infrastructure — 0.8%
CCR SA	23,685,065	47,811,698

Water Utilities — 0.8%
Cia. de Saneamento Basico do Estado de Sao Paulo	6,591,600	43,525,696

Wireless Telecommunication Services — 0.7%
TIM SA	17,406,125	39,977,822

Total Common Stocks — 75.7% (Cost: $3,006,475,441)		4,285,883,358

Preferred Stocks

Banks — 13.2%
Banco Bradesco SA, Preference Shares, NVS	68,990,460	284,723,909
Itau Unibanco Holding SA, Preference Shares, NVS	75,973,147	348,303,694
Itausa SA, Preference Shares, NVS	64,260,827	114,729,857

		747,757,460

Electric Utilities — 1.6%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	5,669,146	33,335,052
Cia. Energetica de Minas Gerais, Preference Shares, NVS	19,712,341	42,303,514
Cia. Paranaense de Energia, Preference Shares, NVS	1,670,800	17,562,280

		93,200,846

Metals & Mining — 2.2%
Bradespar SA, Preference Shares, NVS	2,383,700	26,886,423
Gerdau SA, Preference Shares, NVS	20,462,626	94,987,150

		121,873,573

Multiline Retail — 1.3%
Lojas Americanas SA, Preference Shares, NVS	16,508,017	73,786,294

Oil, Gas & Consumable Fuels — 5.3%
Petroleo Brasileiro SA, Preference Shares, NVS	74,670,283	297,981,733

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.3%
Alpargatas SA, Preference Shares, NVS	2,850,400	$17,865,347

Total Preferred Stocks — 23.9% (Cost: $1,253,804,830)		1,352,465,253

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,680,000	2,680,000

Total Short-Term Investments — 0.0% (Cost: $2,680,000)		2,680,000

Total Investments in Securities — 99.6% (Cost: $4,262,960,271)		5,641,028,611

Other Assets, Less Liabilities — 0.4%		22,697,148

Net Assets — 100.0%		$5,663,725,759

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,890,000	$—	$(5,210,000	)(a)	$—	$—	$2,680,000	2,680,000	$1,891	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	507	03/19/21	$22,384	$(3,164,159)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,164,159

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Brazil ETF

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$3,011,961

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,805,961)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$26,634,568

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,285,195,002	$688,356	$—	$4,285,883,358
Preferred Stocks	1,352,465,253	—	—	1,352,465,253
Money Market Funds	2,680,000	—	—	2,680,000

	$5,640,340,255	$688,356	$—	$5,641,028,611

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,164,159)	$—	$—	$(3,164,159)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Chile ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 20.7%
Banco de Chile	433,742,633	$47,568,522
Banco de Credito e Inversiones SA	494,238	21,459,786
Banco Santander Chile	391,588,808	22,417,656
Grupo Security SA	24,358,945	5,389,371
Itau CorpBanca Chile SA	2,281,559,107	8,045,101

		104,880,436

Beverages — 4.8%
Cia. Cervecerias Unidas SA	1,769,036	15,276,671
Vina Concha y Toro SA	5,373,550	8,730,895

		24,007,566

Diversified Financial Services — 1.0%
Inversiones La Construccion SA	728,516	5,188,071

Electric Utilities — 15.3%
Enel Americas SA	326,970,267	49,802,639
Enel Chile SA(a)	254,294,791	18,812,688
Engie Energia Chile SA	7,504,921	8,924,917

		77,540,244

Food & Staples Retailing — 5.5%
Cencosud SA	10,721,806	21,016,027
SMU SA	44,161,040	6,534,053

		27,550,080

Independent Power and Renewable Electricity Producers — 5.2%
AES Gener SA	52,530,010	9,043,498
Colbun SA	91,879,458	17,177,292

		26,220,790

IT Services — 1.2%
SONDA SA	9,394,635	6,027,781

Marine — 0.9%
Cia. Sud Americana de Vapores SA(a)	97,378,109	4,652,314

Metals & Mining — 2.5%
CAP SA	897,094	12,653,123

Multiline Retail — 6.0%
Falabella SA	5,978,350	24,792,333
Ripley Corp. SA	17,309,545	5,577,007

		30,369,340

Oil, Gas & Consumable Fuels — 8.3%
Empresas COPEC SA	3,708,111	41,846,169

Paper & Forest Products — 4.5%
Empresas CMPC SA	7,813,563	22,799,868

Security	Shares	Value

Real Estate Management & Development — 3.3%
Cencosud Shopping SA	1,411,159	$2,790,433
Parque Arauco SA	7,529,279	13,888,931

		16,679,364

Textiles, Apparel & Luxury Goods — 0.9%
Forus SA	2,406,121	4,674,696

Water Utilities — 3.3%
Aguas Andinas SA, Class A	37,758,769	10,834,167
Inversiones Aguas Metropolitanas SA	7,972,872	6,052,666

		16,886,833

Wireless Telecommunication Services — 2.6%
Empresa Nacional de Telecomunicaciones SA	1,910,455	12,944,715

Total Common Stocks — 86.0% (Cost: $365,370,456)		434,921,390

Preferred Stocks

Beverages — 2.4%
Embotelladora Andina SA, Class B, Preference Shares	4,525,157	12,246,965

Chemicals — 11.6%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,097,085	58,861,537

Total Preferred Stocks — 14.0% (Cost: $35,087,378)		71,108,502

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	710,000	710,000

Total Short-Term Investments — 0.2% (Cost: $710,000)		710,000

Total Investments in Securities — 100.2% (Cost: $401,167,834)		506,739,892

Other Assets, Less Liabilities — (0.2)%		(897,824)

Net Assets — 100.0%		$505,842,068

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Chile ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,080,000	$—	$(1,370,000	)(a)	$—	$—	$710,000	710,000	$286	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$132,312

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(15,781)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$428,955

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$434,921,390	$—	$—	$434,921,390
Preferred Stocks	71,108,502	—	—	71,108,502
Money Market Funds	710,000	—	—	710,000

	$506,739,892	$—	$—	$506,739,892

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Colombia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 8.3%
Banco de Bogota SA	1,136	$24,821
Bancolombia SA	199,501	1,732,345
Grupo Aval Acciones y Valores SA	84,084	27,322

		1,784,488

Capital Markets — 1.8%
Bolsa de Valores de Colombia	115,755	376,770

Construction & Engineering — 1.1%
Construcciones El Condor SA	375,656	113,130
Constructora Conconcreto SA(a)	919,203	128,192

		241,322

Construction Materials — 6.1%
Cementos Argos SA	129,600	206,795
CEMEX Latam Holdings SA(a)	88,945	100,847
Grupo Argos SA	131,689	484,352
Tecnoglass Inc.	68,011	502,601

		1,294,595

Diversified Financial Services — 5.2%
Corp. Financiera Colombiana SA(a)	27,412	246,671
Grupo de Inversiones Suramericana SA	132,209	865,404

		1,112,075

Electric Utilities — 15.6%
Celsia SA ESP	108,330	140,831
Enel Americas SA	5,460,581	831,731
Interconexion Electrica SA ESP	359,326	2,364,968

		3,337,530

Food Products — 4.6%
Grupo Nutresa SA	148,839	975,082

Gas Utilities — 4.5%
Grupo Energia Bogota SA ESP	1,321,802	943,074
Promigas SA ESP	10,532	22,426

		965,500

Metals & Mining — 1.5%
Mineros SA	292,001	328,654

Oil, Gas & Consumable Fuels — 23.2%
Canacol Energy Ltd.	333,000	904,834
Ecopetrol SA	4,116,964	2,561,646
Empresas COPEC SA	61,294	691,705
Parex Resources Inc.(a)	50,632	813,472

		4,971,657

Specialty Retail — 1.2%
Organizacion Terpel SA	116,150	251,180

Security	Shares	Value

Wireless Telecommunication Services — 4.0%
Millicom International Cellular SA, SDR(a)	22,459	$847,282

Total Common Stocks — 77.1% (Cost: $13,590,345)		16,486,135

Preferred Stocks

Banks — 21.5%
Banco Davivienda SA, Preference Shares, NVS	104,679	911,574
Bancolombia SA, Preference Shares, NVS	356,809	3,058,842
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	1,868,476	613,852

		4,584,268

Construction Materials — 0.6%
Cementos Argos SA, Preference Shares, NVS	19,804	23,166
Grupo Argos SA/Colombia, Preference Shares, NVS	38,524	104,510

		127,676

Diversified Financial Services — 0.6%
Corp. Financiera Colombiana SA, Preference Shares, NVS(a)	3,488	25,754
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	20,241	111,390

		137,144

Total Preferred Stocks — 22.7% (Cost: $3,974,718)		4,849,088

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	10,000	10,000

Total Short-Term Investments — 0.0% (Cost: $10,000)		10,000

Total Investments in Securities — 99.8% (Cost: $17,575,063)		21,345,223

Other Assets, Less Liabilities — 0.2%		35,030

Net Assets — 100.0%		$21,380,253

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Colombia ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency
Shares(a)	$56,085	$—		$(56,069	)(b)	$(22)	$6	$—	—	$38	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(b)	—		—	—	10,000	10,000	3		—

						$(22)	$6	$10,000		$41		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,486,135	$—	$—	$16,486,135
Preferred Stocks	4,849,088	—	—	4,849,088
Money Market Funds	10,000	—	—	10,000

	$21,345,223	$—	$—	$21,345,223

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks

Aerospace & Defense — 2.1%
Elbit Systems Ltd.	22,500		$2,925,333

Banks — 15.9%
Bank Hapoalim BM(a)	963,307		6,833,614
Bank Leumi Le-Israel BM	1,235,787		7,554,166
FIBI Holdings Ltd.	14,390		423,182
First International Bank of Israel Ltd.	48,016		1,260,154
Israel Discount Bank Ltd., Class A	989,540		3,677,132
Mizrahi Tefahot Bank Ltd.	119,260		2,857,027

			22,605,275

Biotechnology — 0.2%
UroGen Pharma Ltd.(a)(b)	15,931		303,485

Building Products — 0.2%
Caesarstone Ltd.	20,241		255,239

Capital Markets — 0.4%
Altshuler Shaham Provident Funds & Pension Ltd.	49,934		320,764
Electreon Wireless Ltd.(a)	3,831		271,421

			592,185

Chemicals — 3.0%
ICL Group Ltd.	600,007		3,481,189
Israel Corp. Ltd. (The)(a)	3,236		736,054

			4,217,243

Communications Equipment — 1.6%
AudioCodes Ltd.	20,768		616,075
Gilat Satellite Networks Ltd.(b)	25,906		370,678
Ituran Location and Control Ltd.	16,928		366,999
Radware Ltd.(a)	35,244		918,458

			2,272,210

Construction & Engineering — 2.6%
Ashtrom Group Ltd.	30,172		558,775
Elco Ltd.	8,116		391,749
Electra Ltd./Israel	1,602		837,584
Shapir Engineering and Industry Ltd.	105,800		729,776
Shikun & Binui Ltd.(a)(b)	202,255		1,184,456

			3,702,340

Consumer Finance — 0.4%
Isracard Ltd.	155,246		531,905

Distributors — 0.2%
Tadiran Holdings Ltd.	2,383		222,999

Diversified Telecommunication Services — 1.2%
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	1,759,387		1,705,374

Equity Real Estate Investment Trusts (REITs) — 0.5%
REIT 1 Ltd.	154,663		706,855

Food & Staples Retailing — 1.3%
M Yochananof & Sons Ltd.(a)	2,715		122,198
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,179		462,462
Shufersal Ltd.	152,217		1,222,717

			1,807,377

Food Products — 0.9%
Mehadrin Ltd.(a)	0	(c)	25
Strauss Group Ltd.	45,189		1,212,425

			1,212,450

Security	Shares	Value

Health Care Equipment & Supplies — 1.0%
Inmode Ltd.(a)	15,206	$1,048,606
Nano-X Imaging Ltd.(a)(b)	9,720	440,024

		1,488,630

Hotels, Restaurants & Leisure — 0.4%
Fattal Holdings 1998 Ltd.(a)	5,235	542,037

Household Durables — 0.6%
Electra Consumer Products 1970 Ltd.	8,395	319,814
Maytronics Ltd.	36,731	584,002

		903,816

Independent Power and Renewable Electricity Producers — 2.1%
Doral Group Renewable Energy Resources Ltd.(a)	56,351	268,257
Energix-Renewable Energies Ltd.	170,911	598,475
Enlight Renewable Energy Ltd.(a)	450,351	784,821
Kenon Holdings Ltd./Singapore	21,957	626,955
OPC Energy Ltd.(a)	63,877	695,711

		2,974,219

Industrial Conglomerates — 0.2%
Arad Investment & Industrial Development Ltd.	2,824	256,936

Insurance — 2.6%
Clal Insurance Enterprises Holdings Ltd.(a)	46,104	717,161
Harel Insurance Investments & Financial Services Ltd.	102,644	932,649
IDI Insurance Co. Ltd.	6,961	248,795
Menora Mivtachim Holdings Ltd.	21,471	412,996
Migdal Insurance & Financial Holdings Ltd.(a)	321,773	349,679
Phoenix Holdings Ltd. (The)(a)(b)	130,968	1,020,004

		3,681,284

Internet & Direct Marketing Retail — 1.7%
Fiverr International Ltd.(a)	8,983	2,425,140

IT Services — 12.8%
Formula Systems 1985 Ltd.(b)	8,357	693,242
Matrix IT Ltd.	29,396	647,782
One Software Technologies Ltd.	3,034	382,834
Wix.com Ltd.(a)	47,202	16,453,201

		18,177,059

Life Sciences Tools & Services — 0.5%
Compugen Ltd.(a)	70,972	662,169

Machinery — 2.9%
Kornit Digital Ltd.(a)(b)	36,977	4,183,208

Oil, Gas & Consumable Fuels — 1.4%
Delek Group Ltd.(a)	5,973	277,672
Equital Ltd.(a)	20,243	473,509
Naphtha Israel Petroleum Corp. Ltd.(a)(b)	31,065	138,790
Oil Refineries Ltd.(a)	1,513,371	328,924
Paz Oil Co. Ltd.	8,205	765,093

		1,983,988

Pharmaceuticals — 7.4%
Taro Pharmaceutical Industries Ltd.(a)	8,112	580,008
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	929,762	10,004,239

		10,584,247

Professional Services — 0.5%
Danel Adir Yeoshua Ltd.	4,326	671,485

Real Estate Management & Development — 8.5%
AFI Properties Ltd.(a)	9,170	286,520
Airport City Ltd.(a)(b)	58,543	802,319

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Israel ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Alony Hetz Properties & Investments Ltd.	125,922	$1,513,634
Amot Investments Ltd.	156,371	826,061
Azrieli Group Ltd.	36,016	2,191,815
Big Shopping Centers Ltd.(a)	8,464	850,820
Blue Square Real Estate Ltd.	4,511	270,439
Brack Capital Properties NV(a)	2,121	184,738
Gazit-Globe Ltd.	58,289	365,989
Gev-Yam Land Corp Ltd.	118,870	901,384
Isras Investment Co. Ltd.	1,292	238,143
Mega Or Holdings Ltd.	20,044	582,496
Melisron Ltd.	18,111	956,731
Mivne Real Estate KD Ltd.(b)	525,273	1,220,938
Property & Building Corp. Ltd.	1,855	165,246
Summit Real Estate Holdings Ltd.(a)	34,443	490,231
YH Dimri Construction & Development Ltd.	6,159	270,887

		12,118,391

Semiconductors & Semiconductor Equipment — 3.7%
Camtek Ltd./Israel(a)	22,007	602,341
Nova Measuring Instruments Ltd.(a)	23,957	2,007,566
Tower Semiconductor Ltd.(a)	86,810	2,646,745

		5,256,652

Software — 21.7%
Check Point Software Technologies Ltd.(a)(b)	95,150	10,489,336
Cognyte Software Ltd., NVS(a)	54,755	1,580,777
CyberArk Software Ltd.(a)(b)	33,031	4,849,942
Hilan Ltd.	12,499	550,866
Magic Software Enterprises Ltd.	20,513	330,232
Nice Ltd.(a)	53,219	12,373,373
Sapiens International Corp. NV	22,820	753,617

		30,928,143

Specialty Retail — 0.7%
Arko Corp.(a)	1	6
Delek Automotive Systems Ltd.	43,546	460,081
Fox Wizel Ltd.	6,333	586,902

		1,046,989

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.1%
Delta-Galil Industries Ltd.(b)	8,053	$200,286

Wireless Telecommunication Services — 0.6%
Cellcom Israel Ltd.(a)	75,716	305,817
Partner Communications Co. Ltd.(a)	118,955	600,395

		906,212

Total Common Stocks — 99.9% (Cost: $146,327,594)		142,051,161

Short-Term Investments

Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	13,767,341	13,775,601
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	90,000	90,000

		13,865,601

Total Short-Term Investments — 9.7% (Cost: $13,864,743)		13,865,601

Total Investments in Securities — 109.6% (Cost: $160,192,337)		155,916,762

Other Assets, Less Liabilities — (9.6)%		(13,714,121)

Net Assets — 100.0%		$142,202,641

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than 1.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,214,776	$10,564,897	(a)	$—	$(3,364)	$(708)	$13,775,601	13,767,341	$59,187	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	46,000	44,000	(a)	—	—	—	90,000	90,000	29		—

					$(3,364)	$(708)	$13,865,601		$59,216		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Israel ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	2	03/19/21	$88	$(719)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$719

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$23,314

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(561)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$110,324

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$142,051,161	$—	$—	$142,051,161
Money Market Funds	13,865,601	—	—	13,865,601

	$155,916,762	$—	$—	$155,916,762

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(719)	$—	$—	$(719)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Russia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 17.6%
Sberbank of Russia PJSC	17,364,330	$62,906,457
TCS Group Holding PLC(a)	278,254	14,439,530
VTB Bank PJSC	7,654,735,016	3,797,714

		81,143,701

Capital Markets — 2.4%
Moscow Exchange MICEX-RTS PJSC	4,679,700	10,858,348

Chemicals — 2.1%
PhosAgro PJSC, GDR(a)	559,812	9,819,102

Electric Utilities — 1.9%
Inter RAO UES PJSC	124,430,000	8,522,088

Food & Staples Retailing — 5.4%
Magnit PJSC, GDR(a)	988,838	13,418,532
X5 Retail Group NV, GDR(a)	352,118	11,621,134

		25,039,666

Interactive Media & Services — 8.5%
Mail.Ru Group Ltd., GDR(a)(b)	333,001	8,988,737
Yandex NV, Class A(b)	464,055	29,978,436

		38,967,173

Metals & Mining — 18.6%
Alrosa PJSC	9,078,610	12,119,023
MMC Norilsk Nickel PJSC	62,073	19,445,307
Novolipetsk Steel PJSC	4,140,190	12,435,428
Polymetal International PLC	637,505	12,692,369
Polyus PJSC	85,957	16,196,761
Severstal PAO	709,263	12,836,435

		85,725,323

Oil, Gas & Consumable Fuels — 38.7%
Gazprom PJSC	20,196,680	59,313,141
LUKOIL PJSC	696,789	52,382,454
Novatek PJSC, GDR(a)	117,090	19,952,136
Rosneft Oil Co. PJSC, GDR(a)	172,069	1,189,685

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Rosneft Oil Co. PJSC	2,194,150	$15,480,845
Surgutneftegas PJSC	20,090,646	8,755,924
Tatneft PJSC	3,021,422	21,260,920

		178,335,105

Wireless Telecommunication Services — 2.4%
Mobile TeleSystems PJSC, ADR	1,330,161	10,933,923

Total Common Stocks — 97.6% (Cost: $389,481,466)		449,344,429

Preferred Stocks

Oil, Gas & Consumable Fuels — 2.2%
Surgutneftegas PJSC, Preference Shares, NVS	19,446,500	10,259,716

Total Preferred Stocks — 2.2% (Cost: $10,646,242)		10,259,716

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,270,000	1,270,000

Total Short-Term Investments — 0.3% (Cost: $1,270,000)		1,270,000

Total Investments in Securities — 100.1% (Cost: $401,397,708)		460,874,145

Other Assets, Less Liabilities — (0.1)%		(238,755)

Net Assets — 100.0%		$460,635,390

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,490,000	$—	$(220,000	)(a)	$—	$—	$1,270,000	1,270,000	$539	$—

(a) Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Russia ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	23	03/19/21	$1,539	$21,886

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$21,886

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$359,745

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(15,449)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,229,897

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$449,344,429	$—	$—	$449,344,429
Preferred Stocks	10,259,716	—	—	10,259,716
Money Market Funds	1,270,000	—	—	1,270,000

	$460,874,145	$—	$—	$460,874,145

Derivative financial instruments(a)
Assets
Futures Contracts	$21,886	$—	$—	$21,886

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI South Africa ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 10.8%
Absa Group Ltd.	1,080,723	$8,657,914
Capitec Bank Holdings Ltd.(a)	114,662	10,134,770
Nedbank Group Ltd.	604,470	5,213,298
Standard Bank Group Ltd.	1,750,822	15,374,058

		39,380,040

Capital Markets — 1.2%
Reinet Investments SCA	243,001	4,534,254

Chemicals — 2.9%
Sasol Ltd.(a)	840,204	10,452,729

Diversified Financial Services — 7.3%
FirstRand Ltd.	6,336,519	21,051,655
Remgro Ltd.	824,948	5,643,170

		26,694,825

Equity Real Estate Investment Trusts (REITs) — 1.4%
Growthpoint Properties Ltd.	5,483,398	4,948,951

Food & Staples Retailing — 7.1%
Bid Corp. Ltd.	479,940	8,978,526
Clicks Group Ltd.	380,902	6,155,291
Shoprite Holdings Ltd.	748,419	6,575,364
SPAR Group Ltd. (The)	331,304	4,163,871

		25,873,052

Food Products — 1.0%
Tiger Brands Ltd.	284,094	3,782,668

Industrial Conglomerates — 1.4%
Bidvest Group Ltd. (The)	462,548	5,138,150

Insurance — 7.0%
Discovery Ltd.	616,164	5,762,458
Old Mutual Ltd.	7,155,504	6,354,149
Rand Merchant Investment Holdings Ltd.	1,524,696	3,069,274
Sanlam Ltd.	2,518,172	10,105,108

		25,290,989

Internet & Direct Marketing Retail — 22.1%
Naspers Ltd., Class N	346,106	80,389,138

Media — 1.6%
MultiChoice Group	689,111	5,807,709

Metals & Mining — 23.9%
African Rainbow Minerals Ltd.	205,254	3,997,278
Anglo American Platinum Ltd.	81,135	9,825,390
AngloGold Ashanti Ltd.	571,755	11,444,726

Security	Shares	Value

Metals & Mining (continued)
Gold Fields Ltd.	1,232,490	$10,235,048
Harmony Gold Mining Co. Ltd.(a)	983,700	3,726,646
Impala Platinum Holdings Ltd.	1,100,481	17,878,706
Kumba Iron Ore Ltd.	111,317	4,769,810
Northam Platinum Ltd.(a)	537,894	7,880,411
Sibanye Stillwater Ltd.	3,719,803	17,196,376

		86,954,391

Multiline Retail — 1.4%
Woolworths Holdings Ltd.	1,659,561	5,054,423

Oil, Gas & Consumable Fuels — 1.4%
Exxaro Resources Ltd.	434,545	4,908,849

Pharmaceuticals — 1.6%
Aspen Pharmacare Holdings Ltd.(a)	608,142	5,719,556

Real Estate Management & Development — 1.2%
NEPI Rockcastle PLC	720,812	4,415,412

Specialty Retail — 1.4%
Mr. Price Group Ltd.	428,596	4,935,592

Wireless Telecommunication Services — 5.3%
MTN Group Ltd.	2,366,211	11,355,938
Vodacom Group Ltd.	939,664	7,728,866

		19,084,804

Total Common Stocks — 100.0% (Cost: $405,712,875)		363,365,532

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	160,000	160,000

Total Short-Term Investments — 0.0% (Cost: $160,000)		160,000

Total Investments in Securities — 100.0% (Cost: $405,872,875)		363,525,532

Other Assets, Less Liabilities — (0.0)%		(34,069)

Net Assets — 100.0%		$363,491,463

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI South Africa ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$4,406,550	$—		$(4,403,573	)(b)	$(2,977)	$—	$—	—	$7,428	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,000	30,000	(b)	—		—	—	160,000	160,000	115		—

						$(2,977)	$—	$160,000		$7,543		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/JSE Top 40 Index	4	03/18/21	$159	$14,379

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$14,379

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$82,576

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$18,078

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$183,721

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI South Africa ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$363,365,532	$—	$—	$363,365,532
Money Market Funds	160,000	—	—	160,000

	$363,525,532	$—	$—	$363,525,532

Derivative financial instruments(a)
Assets
Futures Contracts	$14,379	$—	$—	$14,379

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 3.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	4,380,947	$10,028,105

Airlines — 4.1%
Pegasus Hava Tasimaciligi AS(a)(b)	357,672	4,298,525
Turk Hava Yollari AO(a)(b)	4,372,570	7,951,735

		12,250,260
Automobiles — 5.3%
Ford Otomotiv Sanayi AS	536,541	12,664,914
Tofas Turk Otomobil Fabrikasi AS	664,985	3,107,088

		15,772,002
Banks — 17.6%
Akbank T.A.S.(a)	20,740,921	16,943,918
Turkiye Garanti Bankasi AS(a)(b)	15,407,747	18,527,515
Turkiye Halk Bankasi AS(a)(b)	3,153,131	2,274,097
Turkiye Is Bankasi AS, Class C(a)	8,767,206	6,772,188
Yapi ve Kredi Bankasi AS(a)(b)	22,574,364	8,064,446

		52,582,164
Beverages — 3.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,743,700	5,552,196
Coca-Cola Icecek AS(b)	629,160	6,013,406

		11,565,602
Capital Markets — 0.4%
Is Yatirim Menkul Degerler AS	479,600	1,340,915

Chemicals — 5.8%
Gubre Fabrikalari TAS(a)(b)	255,337	2,746,817
Petkim Petrokimya Holding AS(a)(b)	10,378,278	7,359,092
Sasa Polyester Sanayi AS(a)(b)	1,347,632	7,332,223

		17,438,132
Construction & Engineering — 1.3%
Tekfen Holding AS(b)	1,754,972	3,797,156

Construction Materials — 1.2%
Nuh Cimento Sanayi AS	303,863	2,590,905
Oyak Cimento Fabrikalari AS(a)(b)	935,546	953,455

		3,544,360
Diversified Financial Services — 3.2%
Haci Omer Sabanci Holding AS	5,897,339	8,331,641
Turkiye Sinai Kalkinma Bankasi AS(a)(b)	5,135,645	1,142,331

		9,473,972
Electric Utilities — 1.2%
Enerjisa Enerji AS(c)	2,317,016	3,557,672

Entertainment — 0.3%
Fenerbahce Futbol AS(a)	238,251	942,983

Equity Real Estate Investment Trusts (REITs) — 1.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	15,153,454	4,555,433

Food & Staples Retailing — 11.5%
BIM Birlesik Magazalar AS(b)	3,063,308	27,296,395
Migros Ticaret AS(a)(b)	815,909	4,296,226
Sok Marketler Ticaret AS(a)	1,807,205	2,752,955

		34,345,576
Food Products — 1.3%
Ulker Biskuvi Sanayi AS(a)	1,357,498	3,773,471

Gas Utilities — 0.3%
Aygaz AS(b)	460,961	973,747

Security	Shares	Value

Health Care Providers & Services — 1.6%
MLP Saglik Hizmetleri AS(a)(c)	909,193	$2,909,712
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,249,958	1,929,363

		4,839,075
Household Durables — 0.9%
Vestel Elektronik Sanayi ve Ticaret AS(a)	759,481	2,721,352

Industrial Conglomerates — 10.9%
Bera Holding AS(a)	2,092,830	6,946,006
Dogan Sirketler Grubu Holding AS	9,629,687	4,115,140
Enka Insaat ve Sanayi AS	1	1
KOC Holding AS	5,023,380	14,613,717
Turkiye Sise ve Cam Fabrikalari AS	7,387,683	7,100,860

		32,775,724
Insurance — 0.3%
Anadolu Anonim Turk Sigorta Sirketi	950,143	1,034,936

Machinery — 1.3%
Otokar Otomotiv Ve Savunma Sanayi AS	45,515	2,190,463
Turk Traktor ve Ziraat Makineleri AS	57,387	1,665,600

		3,856,063
Metals & Mining — 10.7%
Eregli Demir ve Celik Fabrikalari TAS	8,263,067	16,252,110
Izmir Demir Celik Sanayi AS(a)	604,912	262,580
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	6,628,224	5,807,961
Koza Altin Isletmeleri AS(a)(b)	320,782	5,587,090
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	1,756,519	4,056,238

		31,965,979
Oil, Gas & Consumable Fuels — 3.7%
Turkiye Petrol Rafinerileri AS(a)(b)	816,175	11,123,658

Textiles, Apparel & Luxury Goods — 1.9%
Aksa Akrilik Kimya Sanayii AS	1,498,024	3,210,917
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(c)	381,585	2,597,741

		5,808,658
Transportation Infrastructure — 1.8%
TAV Havalimanlari Holding AS	1,567,242	5,269,212

Wireless Telecommunication Services — 4.4%
Turkcell Iletisim Hizmetleri AS(b)	6,177,668	13,199,789

Total Common Stocks — 99.7% (Cost: $351,635,145)		298,535,996

Rights

Metals & Mining — 0.1%
Izmir Demir Celik Sanayi AS, (Expires 04/15/21)(a)	335,966	285,784

Total Rights — 0.1% (Cost: $611,054)		285,784

Short-Term Investments

Money Market Funds — 11.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	33,796,717	33,816,995

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	200,000	$200,000

		34,016,995

Total Short-Term Investments — 11.4% (Cost: $34,010,637)		34,016,995

Total Investments in Securities — 111.2% (Cost: $386,256,836)		332,838,775

Other Assets, Less Liabilities — (11.2)%		(33,538,599)

Net Assets — 100.0%		$299,300,176

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,057,193	$18,765,389	(a)	$—		$(1,813)	$(3,774)	$33,816,995	33,796,717	$750,624	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	401,000	—		(201,000	)(a)	—	—	200,000	200,000	149		—

						$(1,813)	$(3,774)	$34,016,995		$750,773		$—

(a) Represents net amount purchased (sold).

(b) All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	3	03/19/21	$201	$(1,423)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,423

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Turkey ETF

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$191,349

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(24,206)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$569,220

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$298,535,996	$—	$—	$298,535,996
Rights	285,784	—	—	285,784
Money Market Funds	34,016,995	—	—	34,016,995

	$332,838,775	$—	$—	$332,838,775

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,423)	$—	$—	$(1,423)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Boeing Co. (The)	2,567	$544,230
General Dynamics Corp.	3,413	557,923
HEICO Corp.	1,741	218,983
HEICO Corp., Class A	2,918	337,788
Howmet Aerospace Inc.	19,643	552,165
Huntington Ingalls Industries Inc.	3,183	559,921
L3Harris Technologies Inc.	3,022	549,732
Lockheed Martin Corp.	1,664	549,536
Northrop Grumman Corp.	1,920	559,987
Raytheon Technologies Corp.	7,677	552,667
Teledyne Technologies Inc.(a)	1,428	529,788
Textron Inc.	10,867	547,045
TransDigm Group Inc.(a)	974	561,677

		6,621,442
Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	6,299	572,264
Expeditors International of Washington Inc.	5,965	547,826
FedEx Corp.	2,129	541,830
United Parcel Service Inc., Class B	3,446	543,882
XPO Logistics Inc.(a)	4,543	529,714

		2,735,516
Airlines — 0.4%
Delta Air Lines Inc.	12,485	598,531
Southwest Airlines Co.	10,710	622,572

		1,221,103
Auto Components — 0.7%
Aptiv PLC	3,594	538,525
Autoliv Inc.	5,940	534,600
BorgWarner Inc.	12,733	572,985
Lear Corp.	3,431	569,855

		2,215,965
Automobiles — 0.5%
Ford Motor Co.	48,307	565,192
General Motors Co.	10,428	535,269
Tesla Inc.(a)	697	470,824

		1,571,285
Banks — 2.5%
Bank of America Corp.	16,267	564,628
Citigroup Inc.	8,694	572,761
Citizens Financial Group Inc.	13,263	576,145
Fifth Third Bancorp	16,655	577,762
First Republic Bank/CA	3,418	563,115
Huntington Bancshares Inc./OH	37,040	568,194
JPMorgan Chase & Co.	3,854	567,193
KeyCorp	28,169	567,324
M&T Bank Corp.	3,728	562,704
PNC Financial Services Group Inc. (The)	3,281	552,389
Regions Financial Corp.	27,570	568,769
SVB Financial Group(a)	1,055	533,155
Truist Financial Corp.	10,017	570,568
U.S. Bancorp	11,459	572,950
Wells Fargo & Co.	16,023	579,552

		8,497,209
Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	7,313	523,465
Coca-Cola Co. (The)	11,089	543,250
Constellation Brands Inc., Class A	2,395	512,865

Security	Shares	Value

Beverages (continued)
Keurig Dr Pepper Inc.	17,742	$541,486
Molson Coors Beverage Co., Class B	12,527	556,825
Monster Beverage Corp.(a)	6,047	530,564
PepsiCo Inc.	4,148	535,880

		3,744,335
Biotechnology — 2.5%
AbbVie Inc.	5,350	576,409
Alexion Pharmaceuticals Inc.(a)	3,558	543,485
Alnylam Pharmaceuticals Inc.(a)	3,624	536,714
Amgen Inc.	2,394	538,458
Biogen Inc.(a)	1,996	544,668
BioMarin Pharmaceutical Inc.(a)	6,563	508,173
Exact Sciences Corp.(a)(b)	3,613	491,802
Gilead Sciences Inc.	8,603	528,224
Incyte Corp.(a)	6,788	533,944
Ionis Pharmaceuticals Inc.(a)(b)	9,919	519,756
Moderna Inc.(a)	3,122	483,317
Neurocrine Biosciences Inc.(a)	4,959	543,060
Regeneron Pharmaceuticals Inc.(a)	1,160	522,661
Sarepta Therapeutics Inc.(a)	6,134	534,026
Seagen Inc.(a)	3,499	528,734
Vertex Pharmaceuticals Inc.(a)	2,651	563,470

		8,496,901
Building Products — 1.5%
A O Smith Corp.	9,429	559,800
Allegion PLC	5,077	552,276
Carrier Global Corp.	14,901	544,334
Fortune Brands Home & Security Inc.	6,482	538,914
Johnson Controls International PLC	10,518	586,799
Lennox International Inc.	1,919	536,879
Masco Corp.	10,424	554,765
Owens Corning	6,621	536,433
Trane Technologies PLC	3,685	564,689

		4,974,889
Capital Markets — 4.4%
Ameriprise Financial Inc.	2,517	556,861
Apollo Global Management Inc.	10,765	532,437
Bank of New York Mellon Corp. (The)	13,040	549,766
BlackRock Inc.(c)	763	529,904
Blackstone Group Inc. (The), Class A	7,925	548,648
Carlyle Group Inc. (The)	15,002	513,818
Cboe Global Markets Inc.	5,756	569,614
Charles Schwab Corp. (The)	9,146	564,491
CME Group Inc.	2,920	583,124
FactSet Research Systems Inc.	1,783	541,871
Franklin Resources Inc.	19,852	519,527
Goldman Sachs Group Inc. (The)	1,787	570,911
Intercontinental Exchange Inc.	4,976	548,903
Invesco Ltd.	24,407	547,205
KKR & Co. Inc.	11,626	529,681
MarketAxess Holdings Inc.	1,037	576,510
Moody’s Corp.	1,992	547,581
Morgan Stanley	7,330	563,457
MSCI Inc.	1,267	525,197
Nasdaq Inc.	3,872	535,459
Northern Trust Corp.	5,635	536,057
Raymond James Financial Inc.	4,745	553,931
S&P Global Inc.	1,648	542,785
SEI Investments Co.	9,620	538,720

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
State Street Corp.	7,387	$537,552
T Rowe Price Group Inc.	3,415	553,708
Tradeweb Markets Inc., Class A	8,164	594,258

		14,811,976
Chemicals — 3.0%
Air Products & Chemicals Inc.	2,138	546,515
Albemarle Corp.	3,437	540,331
Axalta Coating Systems Ltd.(a)	20,548	561,782
Celanese Corp.	4,252	590,645
CF Industries Holdings Inc.	12,322	557,940
Corteva Inc.	12,311	555,842
Dow Inc.	9,489	562,793
DuPont de Nemours Inc.	7,853	552,223
Eastman Chemical Co.	5,039	550,561
Ecolab Inc.	2,643	553,338
FMC Corp.	5,127	521,365
International Flavors & Fragrances Inc.	4,072	551,797
Linde PLC	2,229	544,478
LyondellBasell Industries NV, Class A	5,689	586,479
Mosaic Co. (The)	18,188	534,727
PPG Industries Inc.	4,059	547,234
RPM International Inc.	6,490	516,864
Sherwin-Williams Co. (The)	788	536,108

		9,911,022
Commercial Services & Supplies — 0.9%
Cintas Corp.	1,618	524,782
Copart Inc.(a)	4,719	515,126
Republic Services Inc.	6,168	549,507
Rollins Inc.	15,132	501,929
Waste Connections Inc.	5,668	553,707
Waste Management Inc.	4,951	549,016

		3,194,067
Communications Equipment — 0.8%
Arista Networks Inc.(a)	1,741	487,201
Cisco Systems Inc.	11,986	537,812
F5 Networks Inc.(a)	2,676	508,387
Juniper Networks Inc.	22,800	530,784
Motorola Solutions Inc.	3,040	533,459

		2,597,643
Construction Materials — 0.3%
Martin Marietta Materials Inc.	1,702	573,353
Vulcan Materials Co.	3,412	569,770

		1,143,123
Consumer Finance — 0.8%
Ally Financial Inc.	13,089	543,194
American Express Co.	4,266	577,019
Capital One Financial Corp.	4,653	559,244
Discover Financial Services	5,813	546,829
Synchrony Financial	14,709	568,944

		2,795,230
Containers & Packaging — 1.3%
Amcor PLC	49,552	542,099
Avery Dennison Corp.	3,112	545,253
Ball Corp.	6,182	527,881
Crown Holdings Inc.(a)	5,603	535,423
International Paper Co.	11,333	562,683
Packaging Corp. of America	4,190	553,164
Sealed Air Corp.	13,049	546,753

Security	Shares	Value

Containers & Packaging (continued)
Westrock Co.	12,739	$555,293

		4,368,549
Distributors — 0.5%
Genuine Parts Co.	5,470	576,264
LKQ Corp.(a)	14,881	586,163
Pool Corp.	1,675	560,740

		1,723,167
Diversified Financial Services — 0.5%
Berkshire Hathaway Inc., Class B(a)	2,273	546,679
Equitable Holdings Inc.	19,833	586,462
Voya Financial Inc.	10,068	606,899

		1,740,040
Diversified Telecommunication Services — 0.7%
AT&T Inc.	19,243	536,687
Liberty Global PLC, Class A(a)	6,507	160,235
Liberty Global PLC, Class C, NVS(a)	14,884	361,681
Lumen Technologies Inc.	47,282	581,096
Verizon Communications Inc.	10,295	569,314

		2,209,013
Electric Utilities — 2.7%
Alliant Energy Corp.	11,657	538,087
American Electric Power Co. Inc.	7,130	533,681
Duke Energy Corp.	6,308	539,902
Edison International	9,783	528,184
Entergy Corp.	5,946	516,172
Evergy Inc.	10,244	549,386
Eversource Energy	6,645	528,145
Exelon Corp.	13,279	512,569
FirstEnergy Corp.	17,459	578,591
NextEra Energy Inc.	6,866	504,514
NRG Energy Inc.	13,734	501,428
OGE Energy Corp.	17,624	515,854
PG&E Corp.(a)	47,242	496,513
Pinnacle West Capital Corp.	7,333	512,797
PPL Corp.	19,902	521,233
Southern Co. (The)	9,401	533,225
Xcel Energy Inc.	9,213	539,790

		8,950,071
Electrical Equipment — 1.2%
AMETEK Inc.	4,598	542,426
Eaton Corp. PLC	4,460	580,647
Emerson Electric Co.	6,553	562,903
Generac Holdings Inc.(a)	1,583	521,694
Plug Power Inc.(a)	9,448	457,094
Rockwell Automation Inc.	2,232	543,001
Sensata Technologies Holding PLC(a)	9,444	541,047
Sunrun Inc.(a)	7,219	451,765

		4,200,577
Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	4,107	516,168
Arrow Electronics Inc.(a)	5,198	521,152
CDW Corp./DE	3,575	560,882
Cognex Corp.	6,160	508,754
Corning Inc.	14,442	552,262
IPG Photonics Corp.(a)	2,173	494,032
Keysight Technologies Inc.(a)	3,690	522,209
TE Connectivity Ltd.	4,247	552,237
Trimble Inc.(a)	7,416	549,822

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(a)	1,147	$572,846

		5,350,364
Energy Equipment & Services — 0.5%
Baker Hughes Co.	23,997	587,446
Halliburton Co.	27,061	590,742
Schlumberger Ltd.	20,793	580,333

		1,758,521
Entertainment — 1.3%
Activision Blizzard Inc.	5,414	517,632
Electronic Arts Inc.	3,824	512,301
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	12,322	540,936
Live Nation Entertainment Inc.(a)(b)	6,558	582,744
Netflix Inc.(a)	995	536,156
Roku Inc.(a)	1,187	469,435
Take-Two Interactive Software Inc.(a)	2,847	525,157
Walt Disney Co. (The)(a)	2,991	565,419

		4,249,780
Equity Real Estate Investment Trusts (REITs) — 5.8%
Alexandria Real Estate Equities Inc.	3,268	521,867
American Tower Corp.	2,478	535,570
AvalonBay Communities Inc.	3,122	548,692
Boston Properties Inc.	6,012	595,970
Camden Property Trust	5,239	545,642
Crown Castle International Corp.	3,442	536,092
Digital Realty Trust Inc.	4,063	547,408
Duke Realty Corp.	13,468	528,619
Equinix Inc.	812	526,452
Equity LifeStyle Properties Inc.	8,919	549,856
Equity Residential	8,298	542,772
Essex Property Trust Inc.	2,079	529,708
Extra Space Storage Inc.	4,757	597,955
Healthpeak Properties Inc.	18,489	537,845
Host Hotels & Resorts Inc.	35,712	592,462
Invitation Homes Inc.	18,029	525,365
Iron Mountain Inc.	16,908	588,229
Medical Properties Trust Inc.	25,111	542,146
Mid-America Apartment Communities Inc.	4,027	542,558
Omega Healthcare Investors Inc.	15,140	562,300
Prologis Inc.	5,230	518,136
Public Storage	2,424	567,071
Realty Income Corp.	9,035	544,449
Regency Centers Corp.	10,673	584,667
SBA Communications Corp.	2,148	548,019
Simon Property Group Inc.	5,069	572,391
Sun Communities Inc.	3,724	565,862
UDR Inc.	13,117	540,027
Ventas Inc.	11,076	585,920
VEREIT Inc.	14,913	581,607
VICI Properties Inc.	20,510	584,535
Vornado Realty Trust	14,905	640,021
Welltower Inc.	8,299	563,502
Weyerhaeuser Co.	15,978	541,175
WP Carey Inc.	8,060	552,432

		19,487,322
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,575	521,325
Kroger Co. (The)	16,561	533,430
Sysco Corp.	7,298	581,139
Walgreens Boots Alliance Inc.	11,344	543,718

Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	3,827	$497,204

		2,676,816
Food Products — 2.3%
Archer-Daniels-Midland Co.	9,914	560,934
Bunge Ltd.	7,029	538,281
Campbell Soup Co.	12,090	549,853
Conagra Brands Inc.	16,444	557,945
General Mills Inc.	9,903	544,764
Hershey Co. (The)	3,683	536,429
Hormel Foods Corp.	11,843	549,160
JM Smucker Co. (The)	4,928	551,936
Kellogg Co.	9,804	565,789
Kraft Heinz Co. (The)	15,765	573,531
Lamb Weston Holdings Inc.	7,266	579,609
McCormick & Co. Inc./MD, NVS	6,413	540,488
Mondelez International Inc., Class A	10,158	539,999
Tyson Foods Inc., Class A	8,489	574,450

		7,763,168
Gas Utilities — 0.3%
Atmos Energy Corp.	6,117	517,559
UGI Corp.	13,950	534,425

		1,051,984
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	4,354	521,522
ABIOMED Inc.(a)	1,727	560,498
Align Technology Inc.(a)	901	510,966
Baxter International Inc.	7,165	556,649
Becton Dickinson and Co.	2,166	522,331
Boston Scientific Corp.(a)	14,697	569,950
Cooper Companies Inc. (The)	1,436	554,483
Danaher Corp.	2,301	505,461
DENTSPLY SIRONA Inc.	10,280	545,560
DexCom Inc.(a)	1,370	544,959
Edwards Lifesciences Corp.(a)	6,409	532,588
Hologic Inc.(a)	6,682	481,705
IDEXX Laboratories Inc.(a)	1,036	538,896
Insulet Corp.(a)	1,975	511,722
Intuitive Surgical Inc.(a)	704	518,707
Masimo Corp.(a)	2,038	510,988
Medtronic PLC	4,658	544,846
Novocure Ltd.(a)	3,008	448,493
ResMed Inc.	2,872	553,664
STERIS PLC	3,055	534,014
Stryker Corp.	2,249	545,810
Teleflex Inc.	1,378	548,609
Varian Medical Systems Inc.(a)	3,165	554,729
West Pharmaceutical Services Inc.	1,886	529,306
Zimmer Biomet Holdings Inc.	3,476	566,796

		13,313,252
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	5,393	545,879
Anthem Inc.	1,924	583,338
Cardinal Health Inc.	10,772	554,973
Centene Corp.(a)	9,580	560,813
Cigna Corp.	2,742	575,546
CVS Health Corp.	7,904	538,499
DaVita Inc.(a)	5,351	546,498
HCA Healthcare Inc.	3,204	551,184
Henry Schein Inc.(a)	7,898	488,491

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Humana Inc.	1,486	$564,160
Laboratory Corp. of America Holdings(a)	2,348	563,309
McKesson Corp.	3,083	522,630
Molina Healthcare Inc.(a)	2,229	483,158
Quest Diagnostics Inc.	4,566	527,784
UnitedHealth Group Inc.	1,717	570,422
Universal Health Services Inc., Class B	4,348	544,935

		8,721,619
Health Care Technology — 0.4%
Cerner Corp.	7,663	529,820
Teladoc Health Inc.(a)(b)	1,914	423,166
Veeva Systems Inc., Class A(a)	1,753	491,033

		1,444,019
Hotels, Restaurants & Leisure — 3.0%
Airbnb Inc., Class A(a)	2,656	548,066
Aramark	15,079	559,732
Carnival Corp.	24,677	660,110
Chipotle Mexican Grill Inc.(a)	373	537,866
Darden Restaurants Inc.	4,299	590,382
Domino’s Pizza Inc.	1,475	511,102
DraftKings Inc., Class A(a)	9,214	566,937
Hilton Worldwide Holdings Inc.	4,907	606,898
Las Vegas Sands Corp.	9,702	607,345
Marriott International Inc./MD, Class A	4,275	632,999
McDonald’s Corp.	2,597	535,346
MGM Resorts International	15,932	602,070
Royal Caribbean Cruises Ltd.	7,513	700,737
Starbucks Corp.	5,252	567,374
Vail Resorts Inc.	1,855	573,529
Wynn Resorts Ltd.	4,591	604,772
Yum! Brands Inc.	5,279	546,535

		9,951,800
Household Durables — 1.3%
DR Horton Inc.	7,060	542,702
Garmin Ltd.	4,208	521,876
Lennar Corp., Class A	6,313	523,790
Mohawk Industries Inc.(a)	3,258	570,117
Newell Brands Inc.	23,432	542,920
NVR Inc.(a)	120	540,101
PulteGroup Inc.	11,945	538,839
Whirlpool Corp.	2,841	540,017

		4,320,362
Household Products — 0.8%
Church & Dwight Co. Inc.	6,826	537,548
Clorox Co. (The)	3,040	550,392
Colgate-Palmolive Co.	7,130	536,176
Kimberly-Clark Corp.	4,280	549,252
Procter & Gamble Co. (The)	4,358	538,344

		2,711,712
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	19,283	512,156
Vistra Corp.	25,443	438,892

		951,048
Industrial Conglomerates — 0.7%
3M Co.	3,156	552,490
General Electric Co.	46,571	584,000
Honeywell International Inc.	2,740	554,439

Security	Shares	Value

Industrial Conglomerates (continued)
Roper Technologies Inc.	1,455	$549,437

		2,240,366
Insurance — 5.2%
Aflac Inc.	12,027	575,973
Alleghany Corp.	927	599,241
Allstate Corp. (The)	5,401	575,746
American Financial Group Inc./OH	5,154	549,932
American International Group Inc.	13,225	581,239
Aon PLC, Class A	2,455	559,028
Arch Capital Group Ltd.(a)	15,968	571,974
Arthur J Gallagher & Co.	4,737	567,493
Assurant Inc.	4,426	545,372
Athene Holding Ltd., Class A(a)	12,153	554,055
Brown & Brown Inc.	12,536	575,402
Chubb Ltd.	3,388	550,821
Cincinnati Financial Corp.	6,138	600,726
Erie Indemnity Co., Class A, NVS	2,176	526,810
Everest Re Group Ltd.	2,323	561,725
Fidelity National Financial Inc.	14,105	539,939
Globe Life Inc.	5,944	555,170
Hartford Financial Services Group Inc. (The)	11,423	579,032
Lincoln National Corp.	10,293	585,363
Loews Corp.	11,476	548,667
Markel Corp.(a)	516	561,821
Marsh & McLennan Companies Inc.	4,869	561,006
MetLife Inc.	9,953	573,293
Principal Financial Group Inc.	10,230	578,813
Progressive Corp. (The)	6,548	562,801
Prudential Financial Inc.	6,736	584,146
Reinsurance Group of America Inc.	4,846	592,326
RenaissanceRe Holdings Ltd.	3,548	592,445
Travelers Companies Inc. (The)	3,781	550,135
Willis Towers Watson PLC	2,444	539,244
WR Berkley Corp.	8,197	568,298

		17,568,036
Interactive Media & Services — 1.3%
Alphabet Inc., Class A(a)	131	264,870
Alphabet Inc., Class C, NVS(a)(b)	131	266,829
Facebook Inc., Class A(a)	2,035	524,257
IAC/InterActiveCorp.(a)	2,137	523,202
Match Group Inc.(a)	3,381	516,786
Pinterest Inc., Class A(a)	6,253	503,867
Snap Inc., Class A, NVS(a)	8,875	582,732
Twitter Inc.(a)(b)	7,537	580,801
Zillow Group Inc., Class A(a)	800	135,856
Zillow Group Inc., Class C, NVS(a)(b)	1,973	318,304

		4,217,504
Internet & Direct Marketing Retail — 1.3%
Amazon.com Inc.(a)	171	528,891
Booking Holdings Inc.(a)	256	596,099
Chewy Inc., Class A(a)	4,858	493,378
eBay Inc.	8,868	500,333
Etsy Inc.(a)	2,442	537,899
Expedia Group Inc.	3,749	603,589
MercadoLibre Inc.(a)	285	466,861
Wayfair Inc., Class A(a)(b)	1,999	577,671

		4,304,721
IT Services — 4.2%
Accenture PLC, Class A	2,169	544,202

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Akamai Technologies Inc.(a)	5,638	$532,791
Automatic Data Processing Inc.	3,355	583,837
Black Knight Inc.(a)	6,788	520,572
Broadridge Financial Solutions Inc.	3,812	543,172
Cognizant Technology Solutions Corp., Class A	7,324	538,167
EPAM Systems Inc.(a)	1,413	527,911
Fidelity National Information Services Inc.	4,188	577,944
Fiserv Inc.(a)	5,059	583,657
FleetCor Technologies Inc.(a)	2,059	570,981
Gartner Inc.(a)	3,118	558,247
Global Payments Inc.	2,834	561,104
GoDaddy Inc., Class A(a)	6,558	531,985
International Business Machines Corp.	4,643	552,192
Jack Henry & Associates Inc.	3,812	565,853
Mastercard Inc., Class A	1,634	578,191
MongoDB Inc.(a)	1,357	523,707
Okta Inc.(a)	1,956	511,396
Paychex Inc.	6,278	571,737
PayPal Holdings Inc.(a)	1,829	475,266
Snowflake Inc., Class A(a)	1,900	493,126
Square Inc., Class A(a)	2,020	464,661
Twilio Inc., Class A(a)	1,317	517,423
VeriSign Inc.(a)	2,813	545,806
Visa Inc., Class A	2,681	569,418
Western Union Co. (The)	23,325	541,606

		14,084,952
Leisure Products — 0.3%
Hasbro Inc.	6,233	584,094
Peloton Interactive Inc., Class A(a)	3,821	460,316

		1,044,410
Life Sciences Tools & Services — 1.7%
10X Genomics Inc., Class A(a)	2,897	515,637
Agilent Technologies Inc.	4,357	531,859
Avantor Inc.(a)	18,707	521,364
Bio-Rad Laboratories Inc., Class A(a)	859	502,086
Illumina Inc.(a)	1,132	497,412
IQVIA Holdings Inc.(a)	2,928	564,489
Mettler-Toledo International Inc.(a)	469	523,428
PerkinElmer Inc.	3,786	477,377
PPD Inc.(a)	14,655	513,804
Thermo Fisher Scientific Inc.	1,115	501,839
Waters Corp.(a)	1,973	540,365

		5,689,660
Machinery — 2.9%
Caterpillar Inc.	2,739	591,295
Cummins Inc.	2,280	577,296
Deere & Co.	1,758	613,753
Dover Corp.	4,582	564,777
Fortive Corp.	7,986	525,639
IDEX Corp.	2,826	551,550
Illinois Tool Works Inc.	2,801	566,306
Ingersoll Rand Inc.(a)	12,795	592,920
Nordson Corp.	2,993	575,883
Otis Worldwide Corp.	8,822	562,050
PACCAR Inc.	5,739	522,192
Parker-Hannifin Corp.	2,018	579,085
Pentair PLC	10,169	568,752
Snap-on Inc.	2,956	600,393
Stanley Black & Decker Inc.	3,247	567,706

Security	Shares	Value

Machinery (continued)
Westinghouse Air Brake Technologies Corp.	6,932	$502,085
Xylem Inc./NY	5,632	560,722

		9,622,404
Media — 2.4%
Altice USA Inc., Class A(a)(b)	16,464	553,355
Cable One Inc.	272	520,839
Charter Communications Inc., Class A(a)	903	553,918
Comcast Corp., Class A	10,550	556,196
Discovery Inc., Class A(a)(b)	4,454	236,196
Discovery Inc., Class C, NVS(a)	8,557	385,065
DISH Network Corp., Class A(a)	17,283	544,587
Fox Corp., Class A, NVS	11,813	393,491
Fox Corp., Class B	5,905	188,547
Interpublic Group of Companies Inc. (The)	22,415	585,480
Liberty Broadband Corp., Class A(a)	508	73,843
Liberty Broadband Corp., Class C, NVS(a)	3,208	479,628
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	4,302	191,052
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	8,669	382,476
News Corp., Class A, NVS	23,432	549,480
Omnicom Group Inc.	8,459	581,387
Sirius XM Holdings Inc.(b)	93,065	544,430
ViacomCBS Inc., Class B, NVS	9,426	607,883

		7,927,853
Metals & Mining — 0.7%
Freeport-McMoRan Inc.	16,944	574,571
Newmont Corp.	9,645	524,495
Nucor Corp.	9,722	581,570
Steel Dynamics Inc.	13,534	562,744

		2,243,380
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	33,929	543,882
Annaly Capital Management Inc.	65,200	541,812

		1,085,694
Multi-Utilities — 1.6%
Ameren Corp.	7,672	539,111
CenterPoint Energy Inc.	25,880	503,107
CMS Energy Corp.	10,053	543,968
Consolidated Edison Inc.	7,958	522,443
Dominion Energy Inc.	7,837	535,424
DTE Energy Co.	4,622	544,102
NiSource Inc.	24,909	538,034
Public Service Enterprise Group Inc.	9,620	517,845
Sempra Energy	4,471	518,546
WEC Energy Group Inc.	6,867	553,755

		5,316,335
Multiline Retail — 0.5%
Dollar General Corp.	2,784	526,148
Dollar Tree Inc.(a)(b)	5,178	508,480
Target Corp.	2,925	536,562

		1,571,190
Oil, Gas & Consumable Fuels — 2.7%
Cabot Oil & Gas Corp.	30,446	563,555
Cheniere Energy Inc.(a)	8,126	547,611
Chevron Corp.	5,986	598,600
ConocoPhillips	11,348	590,210
Devon Energy Corp.	26,711	575,355
EOG Resources Inc.	8,787	567,289
Exxon Mobil Corp.	10,712	582,411

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.	8,977	$588,263
Kinder Morgan Inc./DE	37,065	544,856
Marathon Petroleum Corp.	10,833	591,698
Occidental Petroleum Corp.	21,068	560,620
ONEOK Inc.	12,132	537,326
Phillips 66	7,022	583,177
Pioneer Natural Resources Co.	4,094	608,246
Valero Energy Corp.	8,282	637,548
Williams Companies Inc. (The)	24,332	555,743

		9,232,508
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	1,885	538,846

Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	9,385	575,582
Catalent Inc.(a)	4,540	516,243
Elanco Animal Health Inc.(a)	18,343	602,751
Eli Lilly & Co.	2,709	555,047
Horizon Therapeutics PLC(a)	6,373	579,369
Jazz Pharmaceuticals PLC(a)	3,348	562,598
Johnson & Johnson	3,377	535,119
Merck & Co. Inc.	7,508	545,231
Pfizer Inc.	16,070	538,184
Royalty Pharma PLC, Class A	11,733	546,406
Viatris Inc.(a)	30,577	454,069
Zoetis Inc.	3,352	520,365

		6,530,964
Professional Services — 1.4%
Booz Allen Hamilton Holding Corp.	6,863	529,412
CoStar Group Inc.(a)	620	510,731
Equifax Inc.	3,189	516,235
IHS Markit Ltd.	5,988	539,878
Jacobs Engineering Group Inc.	4,923	566,539
Leidos Holdings Inc.	5,298	468,608
Robert Half International Inc.	7,414	576,735
TransUnion	6,364	535,913
Verisk Analytics Inc.	2,960	484,996

		4,729,047
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	7,900	598,583

Road & Rail — 1.5%
AMERCO	1,095	629,318
CSX Corp.	6,143	562,392
JB Hunt Transport Services Inc.	3,810	559,575
Kansas City Southern	2,640	560,578
Knight-Swift Transportation Holdings Inc.	13,049	563,717
Norfolk Southern Corp.	2,174	547,978
Old Dominion Freight Line Inc.	2,652	569,570
Uber Technologies Inc.(a)	9,211	476,669
Union Pacific Corp.	2,605	536,526

		5,006,323
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices Inc.(a)	6,095	515,088
Analog Devices Inc.	3,473	541,163
Applied Materials Inc.	4,710	556,675
Broadcom Inc.	1,132	531,893
Enphase Energy Inc.(a)	2,881	507,229
Intel Corp.	8,924	542,401
KLA Corp.	1,653	514,463

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	942	$534,293
Marvell Technology Group Ltd.	10,530	508,388
Maxim Integrated Products Inc.	5,797	540,106
Microchip Technology Inc.	3,436	524,437
Micron Technology Inc.(a)	6,354	581,582
Monolithic Power Systems Inc.	1,437	538,185
NVIDIA Corp.	906	497,013
NXP Semiconductors NV	2,852	520,633
ON Semiconductor Corp.(a)	13,320	536,396
Qorvo Inc.(a)	3,149	550,225
QUALCOMM Inc.	3,788	515,888
Skyworks Solutions Inc.	2,871	510,521
SolarEdge Technologies Inc.(a)	1,674	499,371
Teradyne Inc.	3,881	499,135
Texas Instruments Inc.	3,084	531,281
Xilinx Inc.	3,910	509,473

		12,105,839
Software — 6.0%
Adobe Inc.(a)	1,113	511,613
ANSYS Inc.(a)	1,387	472,953
Autodesk Inc.(a)	1,809	499,284
Avalara Inc.(a)	3,306	518,844
Cadence Design Systems Inc.(a)	3,818	538,682
Ceridian HCM Holding Inc.(a)	5,725	513,303
Citrix Systems Inc.	4,078	544,739
Cloudflare Inc., Class A(a)	6,792	502,404
Coupa Software Inc.(a)	1,559	539,819
Crowdstrike Holdings Inc., Class A(a)	2,300	496,800
Datadog Inc., Class A(a)	5,183	494,510
DocuSign Inc.(a)	2,106	477,346
Dropbox Inc., Class A(a)	22,763	513,192
Dynatrace Inc.(a)	10,524	523,674
Fair Isaac Corp.(a)	1,196	547,230
Fortinet Inc.(a)	3,381	570,882
Guidewire Software Inc.(a)	4,367	484,693
HubSpot Inc.(a)	1,050	540,750
Intuit Inc.	1,320	514,985
Microsoft Corp.	2,277	529,129
NortonLifeLock Inc.	25,904	505,387
Oracle Corp.	8,971	578,719
Palo Alto Networks Inc.(a)	1,408	504,500
Paycom Software Inc.(a)	1,432	535,912
PTC Inc.(a)	3,815	522,426
RingCentral Inc., Class A(a)	1,276	482,532
salesforce.com Inc.(a)	2,247	486,475
ServiceNow Inc.(a)	945	504,120
Slack Technologies Inc., Class A(a)	12,589	515,268
Splunk Inc.(a)	3,293	470,932
SS&C Technologies Holdings Inc.	8,524	564,971
Synopsys Inc.(a)	1,918	470,313
Trade Desk Inc. (The), Class A(a)	642	517,060
Tyler Technologies Inc.(a)	1,174	544,055
VMware Inc., Class A(a)(b)	3,893	538,052
Workday Inc., Class A(a)	2,028	497,225
Zendesk Inc.(a)	3,627	530,050
Zoom Video Communications Inc., Class A(a)	1,254	468,507
Zscaler Inc.(a)	2,493	511,140

		20,082,476

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 2.1%
Advance Auto Parts Inc.	3,585	$574,855
AutoZone Inc.(a)	476	552,122
Best Buy Co. Inc.	4,617	463,316
Burlington Stores Inc.(a)	2,117	547,922
CarMax Inc.(a)	4,556	544,488
Carvana Co.(a)	1,882	533,547
Home Depot Inc. (The)	2,024	522,880
Lowe’s Companies Inc.	3,203	511,679
O’Reilly Automotive Inc.(a)	1,259	563,188
Ross Stores Inc.	4,648	542,143
TJX Companies Inc. (The)	8,259	545,011
Tractor Supply Co.	3,442	547,140
Ulta Beauty Inc.(a)	1,690	544,738

		6,993,029
Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.	4,193	508,443
Dell Technologies Inc., Class C(a)	7,017	568,868
Hewlett Packard Enterprise Co.	38,983	567,593
HP Inc.	20,525	594,609
NetApp Inc.	8,097	506,872
Seagate Technology PLC	7,852	575,002
Western Digital Corp.	8,363	573,117

		3,894,504
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica Inc.(a)	1,644	512,402
Nike Inc., Class B	3,934	530,224
VF Corp.	6,892	545,364

		1,587,990
Tobacco — 0.3%
Altria Group Inc.	12,842	559,911
Philip Morris International Inc.	6,482	544,618

		1,104,529
Trading Companies & Distributors — 0.5%
Fastenal Co.	11,955	554,353
United Rentals Inc.(a)	1,935	575,430

Security	Shares	Value

Trading Companies & Distributors (continued)
WW Grainger Inc.	1,508	$562,047

		1,691,830
Water Utilities — 0.3%
American Water Works Co. Inc.	3,450	489,486
Essential Utilities Inc.	12,119	509,725

		999,211
Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	4,569	548,143

Total Common Stocks — 99.8% (Cost: $269,466,688)		334,035,217

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(c)(d)(e)	5,175,381	5,178,486
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	580,000	580,000

		5,758,486

Total Short-Term Investments — 1.7% (Cost: $5,755,900)		5,758,486

Total Investments in Securities — 101.5% (Cost: $275,222,588)		339,793,703

Other Assets, Less Liabilities — (1.5)%		(5,046,675)

Net Assets — 100.0%		$334,747,028

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,935,032	$1,245,282	(a)	$—	$1,387	$(3,215)	$5,178,486	5,175,381	$10,475	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	370,000	210,000	(a)	—	—	—	580,000	580,000	116		—
BlackRock Inc.	366,021	121,642		(17,517)	522	59,236	529,904	763	4,570		—

					$1,909	$56,021	$6,288,390		$15,161		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI USA Equal Weighted ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1	03/19/21	$190	$5,283
S&P MidCap 400 E-Mini Index	1	03/19/21	250	26,046

				$31,329

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$31,329

(a) Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$34,813

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$16,971

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$401,818

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$334,035,217	$—	$—	$334,035,217
Money Market Funds	5,758,486	—	—	5,758,486

	$339,793,703	$—	$—	$339,793,703

Derivative financial instruments(a)
Assets
Futures Contracts	$31,329	$—	$—	$31,329

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2021

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Colombia ETF	iShares MSCI Israel ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,638,348,611	$506,029,892	$21,335,223	$142,051,161
Affiliated(c)	2,680,000	710,000	10,000	13,865,601
Cash	5,657	9,589	9,577	9,348
Foreign currency, at value(d)	7,846,570	58,928	25,159	106,596
Cash pledged:
Futures contracts	4,408,000	27,000	—	—
Foreign currency collateral pledged:
Futures contracts(e)	—	—	—	18,207
Receivables:
Investments sold	123,443,162	8,995,405	863,166	463,898
Securities lending income — Affiliated	—	—	—	20,361
Dividends	15,000,655	6,655	3,071	25,122

Total assets	5,791,732,655	515,837,469	22,246,196	156,560,294

LIABILITIES
Collateral on securities loaned, at value	—	—	—	13,766,203
Deferred foreign capital gain tax	—	—	—	4,141
Payables:
Investments purchased	124,316,980	9,775,562	855,736	519,457
Variation margin on futures contracts	1,009,188	5,411	—	2,895
Investment advisory fees	2,680,728	214,428	10,207	64,957

Total liabilities	128,006,896	9,995,401	865,943	14,357,653

NET ASSETS	$5,663,725,759	$505,842,068	$21,380,253	$142,202,641

NET ASSETS CONSIST OF:
Paid-in capital	$8,824,729,211	$702,131,007	$36,409,673	$179,690,758
Accumulated loss	(3,161,003,452)	(196,288,939)	(15,029,420)	(37,488,117)

NET ASSETS	$5,663,725,759	$505,842,068	$21,380,253	$142,202,641

Shares outstanding	176,400,000	15,800,000	2,100,000	2,200,000

Net asset value	$32.11	$32.02	$10.18	$64.64

Shares authorized	800 million	200 million	50 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$—	$—	$13,240,043
(b) Investments, at cost — Unaffiliated	$4,260,280,271	$400,457,834	$17,565,063	$146,327,594
(c) Investments, at cost — Affiliated	$2,680,000	$710,000	$10,000	$13,864,743
(d) Foreign currency, at cost	$8,062,350	$58,738	$25,553	$107,464
(e) Foreign currency collateral pledged, at cost	$—	$—	$—	$18,804

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2021

	iShares MSCI Russia ETF	iShares MSCI South Africa ETF	iShares MSCI Turkey ETF	iShares MSCI USA Equal Weighted ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$459,604,145	$363,365,532	$298,821,780	$333,505,313
Affiliated(c)	1,270,000	160,000	34,016,995	6,288,390
Cash	3,691	4,579	5,533	5,080
Foreign currency, at value(d)	—	485,168	322,789	—
Cash pledged:
Futures contracts	70,000	—	14,000	40,000
Foreign currency collateral pledged:
Futures contracts(e)	—	50,970	—	—
Receivables:
Investments sold	17,334,859	3,588,587	6,169,742	21,936,304
Securities lending income — Affiliated	—	—	135,471	4,989
Dividends	8,812	6,600	—	397,713

Total assets	478,291,507	367,661,436	339,486,310	362,177,789

LIABILITIES
Collateral on securities loaned, at value	—	—	33,812,382	5,178,998
Payables:
Investments purchased	17,435,521	4,000,140	6,228,492	22,211,983
Variation margin on futures contracts	18,390	526	2,835	2,257
Capital shares redeemed	—	—	3,080	—
Investment advisory fees	202,206	169,307	139,345	37,523

Total liabilities	17,656,117	4,169,973	40,186,134	27,430,761

NET ASSETS	$460,635,390	$363,491,463	$299,300,176	$334,747,028

NET ASSETS CONSIST OF:
Paid-in capital	$549,208,744	$642,361,675	$595,232,271	$287,864,493
Accumulated earnings (loss)	(88,573,354)	(278,870,212)	(295,932,095)	46,882,535

NET ASSETS	$460,635,390	$363,491,463	$299,300,176	$334,747,028

Shares outstanding	12,250,000	7,900,000	11,200,000	4,450,000

Net asset value	$37.60	$46.01	$26.72	$75.22

Shares authorized	1 billion	400 million	200 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$—	$30,957,146	$5,156,344
(b) Investments, at cost — Unaffiliated	$400,127,708	$405,712,875	$352,246,199	$269,084,583
(c) Investments, at cost — Affiliated	$1,270,000	$160,000	$34,010,637	$6,138,005
(d) Foreign currency, at cost	$—	$488,518	$339,178	$—
(e) Foreign currency collateral pledged, at cost	$—	$52,981	$—	$—

See notes to financial statements.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2021

	iShares MSCI Brazil ETF	iShares MSCI Chile ETF	iShares MSCI Colombia ETF	iShares MSCI Israel ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$78,480,739	$5,365,164	$276,400	$387,908
Dividends — Affiliated	1,891	286	3	29
Securities lending income — Affiliated — net	—	—	38	59,187
Foreign taxes withheld	(6,853,155)	(1,674,531)	(24,659)	(80,823)

Total investment income	71,629,475	3,690,919	251,782	366,301

EXPENSES
Investment advisory fees	16,459,994	1,311,973	61,708	346,895
Commitment fees	6,206	—	50	—

Total expenses	16,466,200	1,311,973	61,758	346,895

Net investment income	55,163,275	2,378,946	190,024	19,406

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(234,929,068)	(18,671,589)	(313,178)	(8,051,838)
Investments — Affiliated	—	—	(22)	(3,364)
In-kind redemptions — Unaffiliated	—	—	—	10,861,764
Futures contracts	3,011,961	132,312	—	23,314
Foreign currency transactions	(2,188,085)	(2,185)	5,323	2,329

Net realized gain (loss)	(234,105,192)	(18,541,462)	(307,877)	2,832,205

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	642,561,644	127,755,615	3,272,846	11,960,271
Investments — Affiliated	—	—	6	(708)
Futures contracts	(1,805,961)	(15,781)	—	(561)
Foreign currency translations	448,055	462	(754)	(3,458)

Net change in unrealized appreciation (depreciation)	641,203,738	127,740,296	3,272,098	11,955,544

Net realized and unrealized gain	407,098,546	109,198,834	2,964,221	14,787,749

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$462,261,821	$111,577,780	$3,154,245	$14,807,155

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$—	$803
(b) Net of deferred foreign capital gain tax of	$—	$—	$—	$(4,141)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2021

	iShares MSCI Russia ETF	iShares MSCI South Africa ETF	iShares MSCI Turkey ETF	iShares MSCI USA Equal Weighted ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$9,965,326	$2,251,819	$1,483,820	$2,210,503
Dividends — Affiliated	539	115	149	4,686
Securities lending income — Affiliated — net	—	7,428	750,624	10,475
Foreign taxes withheld	(1,036,916)	(337,500)	(216,898)	(442)

Total investment income	8,928,949	1,921,862	2,017,695	2,225,222

EXPENSES
Investment advisory fees	1,291,205	1,058,398	744,920	197,114
Commitment fees	293	—	—	—

Total expenses	1,291,498	1,058,398	744,920	197,114

Net investment income	7,637,451	863,464	1,272,775	2,028,108

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(13,116,703)	(4,548,983)	(42,337,602)	513,529
Investments — Affiliated	—	(2,977)	(1,813)	1,909
In-kind redemptions — Unaffiliated	4,806,316	32,238,088	12,273,030	—
Futures contracts	359,745	82,576	191,349	34,813
Foreign currency transactions	(5,788)	37,250	(2,755)	—

Net realized gain (loss)	(7,956,430)	27,805,954	(29,877,791)	550,251

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	51,635,649	64,986,550	112,251,480	46,164,551
Investments — Affiliated	—	—	(3,774)	56,021
Futures contracts	(15,449)	18,078	(24,206)	16,971
Foreign currency translations	(4,448)	(5,104)	4,574	—

Net change in unrealized appreciation (depreciation)	51,615,752	64,999,524	112,228,074	46,237,543

Net realized and unrealized gain	43,659,322	92,805,478	82,350,283	46,787,794

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,296,773	$93,668,942	$83,623,058	$48,815,902

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Brazil ETF		iShares MSCI Chile ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$55,163,275	$176,500,312	$2,378,946	$8,694,370
Net realized loss	(234,105,192)	(1,371,892,954)	(18,541,462)	(90,197,249)
Net change in unrealized appreciation (depreciation)	641,203,738	(1,686,069,246)	127,740,296	(72,899,354)

Net increase (decrease) in net assets resulting from operations	462,261,821	(2,881,461,888)	111,577,780	(154,402,233)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(47,931,631)	(213,084,247)	(2,473,666)	(8,685,975)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(62,971,763)	201,169,553	(44,685,234)	274,371,517

NET ASSETS
Total increase (decrease) in net assets	351,358,427	(2,893,376,582)	64,418,880	111,283,309
Beginning of period	5,312,367,332	8,205,743,914	441,423,188	330,139,879

End of period	$5,663,725,759	$5,312,367,332	$505,842,068	$441,423,188

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets (continued)

	iShares MSCI Colombia ETF		iShares MSCI Israel ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$190,024	$714,866	$19,406	$481,425
Net realized gain (loss)	(307,877)	(3,376,020)	2,832,205	3,569,289
Net change in unrealized appreciation (depreciation)	3,272,098	(1,583,565)	11,955,544	5,946,320

Net increase (decrease) in net assets resulting from operations	3,154,245	(4,244,719)	14,807,155	9,997,034

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(385,453)	(623,029)	—	(2,326,790)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(125,777)	22,492,144	(17,320,093)

NET ASSETS
Total increase (decrease) in net assets	2,768,792	(4,993,525)	37,299,299	(9,649,849)
Beginning of period	18,611,461	23,604,986	104,903,342	114,553,191

End of period	$21,380,253	$18,611,461	$142,202,641	$104,903,342

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Russia ETF		iShares MSCI South Africa ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,637,451	$26,939,139	$863,464	$38,741,697
Net realized gain (loss)	(7,956,430)	14,355,687	27,805,954	(125,259,012)
Net change in unrealized appreciation (depreciation)	51,615,752	(45,228,822)	64,999,524	34,632,268

Net increase (decrease) in net assets resulting from operations	51,296,773	(3,933,996)	93,668,942	(51,885,047)

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(16,142,438)	(40,113,639)	(16,117,538)	(42,715,529)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(41,721,831)	(116,330,464)	(37,478,269)	43,951,479

NET ASSETS
Total increase (decrease) in net assets	(6,567,496)	(160,378,099)	40,073,135	(50,649,097)
Beginning of period	467,202,886	627,580,985	323,418,328	374,067,425

End of period	$460,635,390	$467,202,886	$363,491,463	$323,418,328

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Changes in Net Assets (continued)

	iShares MSCI Turkey ETF		iShares MSCI USA Equal Weighted ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,272,775	$3,406,364	$2,028,108	$5,197,776
Net realized gain (loss)	(29,877,791)	(39,764,373)	550,251	1,611,788
Net change in unrealized appreciation (depreciation)	112,228,074	304,901	46,237,543	(3,443,714)

Net increase (decrease) in net assets resulting from operations	83,623,058	(36,053,108)	48,815,902	3,365,850

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(970,413)	(5,455,619)	(1,823,058)	(5,421,593)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	37,700,177	(93,734,165)	61,692,552	(79,972,567)

NET ASSETS
Total increase (decrease) in net assets	120,352,822	(135,242,892)	108,685,396	(82,028,310)
Beginning of period	178,947,354	314,190,246	226,061,632	308,089,942

End of period	$299,300,176	$178,947,354	$334,747,028	$226,061,632

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Brazil ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16

Net asset value, beginning of period	$29.62		$40.92		$32.03		$40.06		$33.52		$24.71

Net investment income(a)	0.32		0.86		1.12		1.14		0.76		0.63
Net realized and unrealized gain (loss)(b)	2.45		(11.13)		8.88		(8.22)		6.45		8.62

Net increase (decrease) from investment operations	2.77		(10.27)		10.00		(7.08)		7.21		9.25

Distributions(c)
From net investment income	(0.28)		(1.03)		(1.11)		(0.95)		(0.67)		(0.44)

Total distributions	(0.28)		(1.03)		(1.11)		(0.95)		(0.67)		(0.44)

Net asset value, end of period	$32.11		$29.62		$40.92		$32.03		$40.06		$33.52

Total Return
Based on net asset value	9.23	%(d)	(25.63)%		31.36%		(17.87)%		22.03%		38.22%

Ratios to Average Net Assets
Total expenses	0.57	%(e)	0.59%		0.59%		0.59%		0.62%		0.63%

Net investment income	1.92	%(e)	2.35%		2.75%		2.86%		2.10%		2.41%

Supplemental Data
Net assets, end of period (000)	$5,663,726		$5,312,367		$8,205,744		$5,501,031		$6,327,919		$3,899,630

Portfolio turnover rate(f)	8	%(d)(g)	29	%(g)	16	%(g)	30	%(g)	20	%(g)	18	%(g)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).
(g) Portfolio turnover rate excluding cash creations was as follows:	6%		11%		10%		13%		13%		4%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Chile ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16

Net asset value, beginning of period	$25.37		$35.88		$43.71		$47.96		$36.77		$34.75

Net investment income(a)	0.14		0.61		0.74		0.78		0.69		0.78
Net realized and unrealized gain (loss)(b)	6.66		(10.54)		(7.76)		(4.06)		11.21		2.03

Net increase (decrease) from investment operations	6.80		(9.93)		(7.02)		(3.28)		11.90		2.81

Distributions(c)
From net investment income	(0.15)		(0.58)		(0.79)		(0.92)		(0.67)		(0.75)
Return of capital	—		—		(0.02)		(0.05)		(0.04)		(0.04)

Total distributions	(0.15)		(0.58)		(0.81)		(0.97)		(0.71)		(0.79)

Net asset value, end of period	$32.02		$25.37		$35.88		$43.71		$47.96		$36.77

Total Return
Based on net asset value	26.87	%(d)	(27.72)%		(16.22)%		(7.03)%		32.65%		8.17%

Ratios to Average Net Assets
Total expenses	0.57	%(e)	0.59%		0.59%		0.59%		0.62%		0.64%

Net investment income	1.04	%(e)	2.10%		1.74%		1.55%		1.68%		2.20%

Supplemental Data
Net assets, end of period (000)	$505,842		$441,423		$330,140		$393,351		$467,645		$327,244

Portfolio turnover rate(f)	22	%(d)(g)	51	%(g)	75	%(g)	54	%(g)	54	%(g)	73	%(g)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Not annualized.
(e) Annualized.
(f) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).
(g) Portfolio turnover rate excluding cash creations was as follows:	7%		21%		12%		11%		8%		11%

See notes to financial statements.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Colpombia ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$8.86		$12.42	$13.96	$14.58	$13.18	$11.88

Net investment income(a)	0.09		0.37	0.35	0.30	0.23	0.25
Net realized and unrealized gain (loss)(b)	1.41		(3.60)	(1.50)	(0.70)	1.34	1.23

Net increase (decrease) from investment operations	1.50		(3.23)	(1.15)	(0.40)	1.57	1.48

Distributions(c)
From net investment income	(0.18)		(0.33)	(0.39)	(0.22)	(0.17)	(0.18)

Total distributions	(0.18)		(0.33)	(0.39)	(0.22)	(0.17)	(0.18)

Net asset value, end of period	$10.18		$8.86	$12.42	$13.96	$14.58	$13.18

Total Return
Based on net asset value	16.86	%(d)	(26.40)%	(8.18)%	(2.69)%	12.05%	12.49%

Ratios to Average Net Assets
Total expenses	0.61	%(e)	0.61%	0.61%	0.61%	0.61%	0.61%

Net investment income	1.88	%(e)	3.43%	2.71%	2.01%	1.72%	2.16%

Supplemental Data
Net assets, end of period (000)	$21,380		$18,611	$23,605	$25,834	$22,594	$17,136

Portfolio turnover rate(f)	22	%(d)	75%	88%	26%	14%	68%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Israel ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$56.70		$53.28	$56.62	$48.19	$49.36	$50.51

Net investment income(a)	0.01		0.23	0.33	0.59	0.62	0.71
Net realized and unrealized gain (loss)(b)	7.93		4.31	(3.42)	8.88	(0.98)	(0.87)

Net increase (decrease) from investment operations	7.94		4.54	(3.09)	9.47	(0.36)	(0.16)

Distributions(c)
From net investment income	—		(1.12)	(0.25)	(1.04)	(0.81)	(0.99)

Total distributions	—		(1.12)	(0.25)	(1.04)	(0.81)	(0.99)

Net asset value, end of period	$64.64		$56.70	$53.28	$56.62	$48.19	$49.36

Total Return
Based on net asset value	14.00	%(d)	8.53%	(5.45)%	19.91%	(0.77)%	(0.23)%

Ratios to Average Net Assets
Total expenses	0.57	%(e)	0.59%	0.59%	0.59%	0.62%	0.64%

Net investment income	0.03	%(e)	0.43%	0.60%	1.15%	1.25%	1.46%

Supplemental Data
Net assets, end of period (000)	$142,203		$104,903	$114,553	$121,735	$89,152	$93,793

Portfolio turnover rate(f)	16	%(d)	7%	17%	6%	28%	46%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Russia ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17 (a)	Year Ended 08/31/16 (a)

Net asset value, beginning of period	$34.87		$37.81	$32.47	$32.13	$27.92	$25.03

Net investment income(b)	0.60		1.87	2.33	1.21	1.14	1.06
Net realized and unrealized gain (loss)(c)	3.42		(1.99)	5.04	0.22	4.07	2.65

Net increase (decrease) from investment operations	4.02		(0.12)	7.37	1.43	5.21	3.71

Distributions(d)
From net investment income	(1.29)		(2.82)	(2.03)	(1.09)	(1.00)	(0.82)

Total distributions	(1.29)		(2.82)	(2.03)	(1.09)	(1.00)	(0.82)

Net asset value, end of period	$37.60		$34.87	$37.81	$32.47	$32.13	$27.92

Total Return
Based on net asset value	11.56	%(e)	(1.28)%	23.64%	4.37%	18.73%	15.62%

Ratios to Average Net Assets
Total expenses	0.57	%(f)	0.59%	0.59%	0.59%	0.62%	0.64%

Net investment income	3.40	%(f)	4.97%	6.60%	3.50%	4.27%	4.17%

Supplemental Data
Net assets, end of period (000)	$460,635		$467,203	$627,581	$478,860	$530,076	$319,629

Portfolio turnover rate(g)	12	%(e)	30%	18%	32%	18%	23%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI South Africa ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$37.17		$47.96	$54.87	$62.62	$52.78	$57.44

Net investment income(a)	0.10		4.94	1.31	1.41	1.07	1.02
Net realized and unrealized gain (loss)(b)	10.51		(10.38)	(5.84)	(7.69)	9.79	(3.24)

Net increase (decrease) from investment operations	10.61		(5.44)	(4.53)	(6.28)	10.86	(2.22)

Distributions(c)
From net investment income	(1.77)		(5.35)	(2.38)	(1.47)	(1.02)	(2.44)

Total distributions	(1.77)		(5.35)	(2.38)	(1.47)	(1.02)	(2.44)

Net asset value, end of period	$46.01		$37.17	$47.96	$54.87	$62.62	$52.78

Total Return
Based on net asset value	28.89	%(d)	(13.09)%	(8.45)%	(10.20)%	20.91%	(3.64)%

Ratios to Average Net Assets
Total expenses	0.57	%(e)	0.59%	0.59%	0.59%	0.62%	0.64%

Net investment income	0.47	%(e)	11.79%	2.48%	2.20%	1.91%	1.96%

Supplemental Data
Net assets, end of period (000)	$363,491		$323,418	$374,067	$373,114	$419,587	$406,443

Portfolio turnover rate(f)	4	%(d)	46%	12%	15%	13%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Turkey ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$19.99		$24.08	$20.09	$46.17	$38.16	$38.27

Net investment income(a)	0.12		0.30	0.60	1.01	0.97	0.96
Net realized and unrealized gain (loss)(b)	6.69		(3.94)	4.06	(26.05)	8.12	(0.17)

Net increase (decrease) from investment operations	6.81		(3.64)	4.66	(25.04)	9.09	0.79

Distributions(c)
From net investment income	(0.08)		(0.45)	(0.67)	(1.04)	(1.08)	(0.90)

Total distributions	(0.08)		(0.45)	(0.67)	(1.04)	(1.08)	(0.90)

Net asset value, end of period	$26.72		$19.99	$24.08	$20.09	$46.17	$38.16

Total Return
Based on net asset value	34.10	%(d)	(15.48)%	23.38%	(54.97)%	24.23%	1.98%

Ratios to Average Net Assets
Total expenses	0.57	%(e)	0.59%	0.59%	0.59%	0.62%	0.64%

Net investment income	0.98	%(e)	1.22%	2.43%	2.76%	2.58%	2.45%

Supplemental Data
Net assets, end of period (000)	$299,300		$178,947	$314,190	$386,797	$424,727	$368,225

Portfolio turnover rate(f)	13	%(d)	12%	20%	7%	6%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Equal Weighted ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$62.79		$58.13	$59.33	$51.30	$46.05	$42.51

Net investment income(a)	0.53		1.09	0.92	0.98	0.85	0.77
Net realized and unrealized gain (loss)(b)	12.38		4.65	(1.11)	7.94	5.18	3.63

Net increase (decrease) from investment operations	12.91		5.74	(0.19)	8.92	6.03	4.40

Distributions(c)
From net investment income	(0.48)		(1.08)	(1.01)	(0.89)	(0.78)	(0.86)

Total distributions	(0.48)		(1.08)	(1.01)	(0.89)	(0.78)	(0.86)

Net asset value, end of period	$75.22		$62.79	$58.13	$59.33	$51.30	$46.05

Total Return
Based on net asset value	20.71	%(d)	10.18%	(0.23)%	17.55%	13.22%	10.54%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.54	%(e)	1.84%	1.63%	1.76%	1.72%	1.79%

Supplemental Data
Net assets, end of period (000)	$334,747		$226,062	$308,090	$192,820	$135,945	$73,673

Portfolio turnover rate(f)	18	%(d)	30%	24%	23%	27%	28%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Brazil	Non-diversified
MSCI Chile	Non-diversified
MSCI Colombia	Non-diversified
MSCI Israel	Non-diversified
MSCI Russia	Non-diversified
MSCI South Africa	Non-diversified
MSCI Turkey	Non-diversified
MSCI USA Equal Weighted	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

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Notes to Financial Statements (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI Israel
BNP Paribas Securities Corp.	$113,130	$113,130		$—	$—
BofA Securities, Inc.	875,451	875,451		—	—
Citigroup Global Markets Inc.	1,181,773	1,181,773		—	—
Credit Suisse Securities (USA) LLC	4,527	4,527		—	—
JPMorgan Securities LLC	2,856,361	2,856,361		—	—
Morgan Stanley & Co. LLC	8,208,801	8,208,801		—	—

	$13,240,043	$13,240,043		$—	$—

MSCI Turkey
BofA Securities, Inc.	$12,359,441	$12,359,441		$—	$—
Credit Suisse Securities (USA) LLC	1,203,230	1,203,230		—	—
Goldman Sachs & Co.	5,185,938	5,185,938		—	—
HSBC Bank PLC	3,251,286	3,251,286		—	—
Morgan Stanley & Co. LLC	8,821,842	8,821,842		—	—
UBS AG	135,409	135,409		—	—

	$30,957,146	$30,957,146		$—	$—

MSCI USA Equal Weighted
Barclays Bank PLC	$537,350	$532,766		$—	$(4,584	)(b)
BNP Paribas Prime Brokerage International Ltd.	833,646	828,220		—	(5,426	)(b)
BNP Paribas Securities Corp.	8,379	8,294		—	(85	)(b)
Goldman Sachs & Co.	1,037,916	1,027,821		—	(10,095	)(b)
Morgan Stanley & Co. LLC	333,696	333,696		—	—
SG Americas Securities LLC	166,940	166,940		—	—
State Street Bank & Trust Company	418,744	418,744		—	—
UBS AG	576,879	576,879		—	—
UBS Securities LLC	405,094	405,094		—	—
Virtu Americas LLC	837,700	836,132		—	(1,568	)(b)

	$5,156,344	$5,134,586		$—	$(21,758)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

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Notes to Financial Statements (unaudited) (continued)

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Brazil, iShares MSCI Chile, iShares MSCI Israel, iShares MSCI Russia, iShares MSCI South Africa and iShares MSCI Turkey ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.74%
Over $2 billion, up to and including $4 billion	0.69
Over $4 billion, up to and including $8 billion	0.64
Over $8 billion, up to and including $16 billion	0.57
Over $16 billion, up to and including $24 billion	0.51
Over $24 billion, up to and including $32 billion	0.48
Over $32 billion	0.45

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

MSCI Colombia	0.61%
MSCI USA Equal Weighted	0.15

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed

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Notes to Financial Statements  (unaudited) (continued)

by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares MSCI USA Equal Weighted ETF (the “Group 1 Fund”), retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares MSCI Brazil ETF, iShares MSCI Chile ETF, iShares MSCI Colombia ETF, iShares MSCI Israel ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF and iShares MSCI Turkey ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2021, the Group 1 Fund retained 75% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

MSCI Colombia	$13
MSCI Israel	15,261
MSCI South Africa	2,440
MSCI Turkey	168,728
MSCI USA Equal Weighted	3,918

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Colombia	$879,605	$—	$—
MSCI Israel	1,162,124	489,904	(365,766)
MSCI Russia	1,277,494	—	—
MSCI USA Equal Weighted	19,192,108	16,657,618	912,136

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

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Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Brazil	$451,433,361	$497,649,449
MSCI Chile	99,991,839	144,874,110
MSCI Colombia	4,310,586	4,556,277
MSCI Israel	18,894,339	19,582,817
MSCI Russia	55,269,646	78,090,140
MSCI South Africa	15,234,437	18,023,364
MSCI Turkey	34,044,912	36,433,884
MSCI USA Equal Weighted	46,492,168	46,185,894

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Israel	$55,966,649	$32,783,049
MSCI Russia	2,487,137	31,300,900
MSCI South Africa	60,267,688	110,530,228
MSCI Turkey	94,431,661	58,285,232
MSCI USA Equal Weighted	61,405,233	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Brazil	$3,742,902,913
MSCI Chile	193,015,291
MSCI Colombia	14,462,662
MSCI Israel	33,786,237
MSCI Russia	107,794,095
MSCI South Africa	239,809,605
MSCI Turkey	206,672,869
MSCI USA Equal Weighted	17,749,445

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements (unaudited) (continued)

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil	$4,823,635,938	$1,685,044,284	$(870,815,770)	$814,228,514
MSCI Chile	491,487,806	111,737,538	(96,485,452)	15,252,086
MSCI Colombia	21,474,676	3,955,895	(4,085,348)	(129,453)
MSCI Israel	161,642,044	21,871,743	(27,597,744)	(5,726,001)
MSCI Russia	432,000,904	72,564,477	(43,669,350)	28,895,127
MSCI South Africa	426,213,361	49,886,127	(112,559,577)	(62,673,450)
MSCI Turkey	393,452,386	35,031,696	(95,646,730)	(60,615,034)
MSCI USA Equal Weighted	276,397,731	67,522,176	(4,094,875)	63,427,301

9.	LINE OF CREDIT

The iShares MSCI Brazil ETF, iShares MSCI Colombia ETF and iShares MSCI Russia ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, iShares MSCI Colombia ETF, and $200 million with respect to Tier 2, iShares MSCI Brazil ETF and iShares MSCI Russia ETF. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

During the six months ended February 28, 2021, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Certain Funds invest a significant portion of their assets in securities of issuers located in Russia or with significant exposure to Russian issuers or countries. The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which can consist of prohibiting certain securities trades, prohibiting certain private transactions in the energy sector, asset freezes and prohibition of all business, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy, and may negatively impact a fund. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20
iShares ETF	Shares	Amount	Shares	Amount

MSCI Brazil
Shares sold	3,400,000	$124,542,805	35,400,000	$1,520,040,076
Shares redeemed	(6,350,000)	(187,514,568)	(56,600,000)	(1,318,870,523)

Net increase (decrease)	(2,950,000)	$(62,971,763)	(21,200,000)	$201,169,553

MSCI Chile
Shares sold	2,450,000	$68,742,191	13,200,000	$401,087,421
Shares redeemed	(4,050,000)	(113,427,425)	(5,000,000)	(126,715,904)

Net increase (decrease)	(1,600,000)	$(44,685,234)	8,200,000	$274,371,517

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 02/28/21		Year Ended 08/31/20
iShares ETF	Shares	Amount	Shares	Amount
MSCI Colombia
Shares sold	—	$—	1,150,000	$10,176,860
Shares redeemed	—	—	(950,000)	(10,302,637)

Net increase (decrease)	—	$—	200,000	$(125,777)

MSCI Israel
Shares sold	900,000	$56,753,302	250,000	$11,627,251
Shares redeemed	(550,000)	(34,261,158)	(550,000)	(28,947,344)

Net increase (decrease)	350,000	$22,492,144	(300,000)	$(17,320,093)

MSCI Russia
Shares sold	100,000	$3,669,584	2,250,000	$86,401,136
Shares redeemed	(1,250,000)	(45,391,415)	(5,450,000)	(202,731,600)

Net decrease	(1,150,000)	$(41,721,831)	(3,200,000)	$(116,330,464)

MSCI South Africa
Shares sold	1,700,000	$73,261,177	5,500,000	$212,642,906
Shares redeemed	(2,500,000)	(110,739,446)	(4,600,000)	(168,691,427)

Net increase (decrease)	(800,000)	$(37,478,269)	900,000	$43,951,479

MSCI Turkey
Shares sold	4,550,000	$97,570,027	3,850,000	$91,603,249
Shares redeemed	(2,300,000)	(59,869,850)	(7,950,000)	(185,337,414)

Net increase (decrease)	2,250,000	$37,700,177	(4,100,000)	$(93,734,165)

MSCI USA Equal Weighted
Shares sold	850,000	$61,692,552	1,350,000	$75,965,854
Shares redeemed	—	—	(3,050,000)	(155,938,421)

Net increase (decrease)	850,000	$61,692,552	(1,700,000)	$(79,972,567)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Brazil ETF, iShares MSCI Chile ETF, iShares MSCI Colombia ETF, iShares MSCI Israel ETF, iShares MSCI Russia ETF, iShares MSCI South Africa ETF, iShares MSCI Turkey ETF, iShares MSCI USA Equal Weighted ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Brazil(a)	$0.162914	$—	$0.113349	$0.276263	59%	—%	41%	100%
MSCI Chile(a)	0.108053	—	0.039189	0.147242	73	—	27	100
MSCI Colombia(a)	0.091756	—	0.091793	0.183549	50	—	50	100
MSCI Russia(a)	1.011926	—	0.279469	1.291395	78	—	22	100
MSCI South Africa(a)	1.409434	—	0.361724	1.771158	80	—	20	100
MSCI USA Equal Weighted(a)	0.403796	—	0.080959	0.484755	83	—	17	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	65

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	67

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-804-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares, Inc.

•	iShares MSCI Australia ETF | EWA | NYSE Arca
•	iShares MSCI Canada ETF | EWC | NYSE Arca
•	iShares MSCI Japan ETF | EWJ | NYSE Arca
•	iShares MSCI Mexico ETF | EWW | NYSE Arca
•	iShares MSCI South Korea ETF | EWY | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.74%	31.29%
U.S. small cap equities (Russell 2000® Index)	41.69	51.00
International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46
Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® MSCI Australia ETF

Investment Objective

The iShares MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of Australian equities, as represented by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	17.37%	24.78%	11.82%	4.13%	24.78%	74.82%	49.92%
Fund Market	18.89	24.61	11.75	4.02	24.61	74.26	48.35
Index	17.59	25.33	12.24	4.52	25.33	78.16	55.55

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/20)	(02/28/21)	the Period	(a)	(09/01/20)	(02/28/21)	the Period	(a)	Ratio
$ 1,000.00	$ 1,173.70	$ 2.69		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Financials	34.1%
Materials	21.2
Health Care	10.8
Real Estate	6.4
Consumer Discretionary	5.9
Consumer Staples	5.7
Industrials	4.8
Energy	4.2
Information Technology	3.4
Communication Services	2.1
Utilities	1.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

	Percent of
Security	Total Investments	(a)
BHP Group Ltd.	9.8%
Commonwealth Bank of Australia	9.8
CSL Ltd.	8.1
Westpac Banking Corp.	5.8
National Australia Bank Ltd.	5.5
Australia & New Zealand Banking Group Ltd.	5.0
Wesfarmers Ltd.	3.8
Woolworths Group Ltd.	3.4
Macquarie Group Ltd.	3.3
Rio Tinto Ltd.	3.2

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Canada ETF

Investment Objective

The iShares MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of Canadian equities, as represented by the MSCI Canada Custom Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.07%	20.24%	10.73%	1.84%	20.24%	66.50%	20.04%
Fund Market	13.45	19.12	10.63	1.73	19.12	65.70	18.70
Index	14.05	20.23	10.88	2.00	20.23	67.59	21.91

Index performance through August 31, 2017 reflects the performance of the MSCI Canada Index. Index performance beginning on September 1, 2017 reflects the performance of the MSCI Canada Custom Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/20)	(02/28/21)	the Period	(a)	(09/01/20)	(02/28/21)	the Period	(a)	Ratio
$ 1,000.00	$ 1,140.70	$ 2.65		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Financials	36.7%
Energy	13.5
Information Technology	12.2
Materials	11.3
Industrials	10.1
Consumer Discretionary	4.2
Consumer Staples	4.0
Utilities	3.6
Communication Services	2.8
Health Care	1.1
Real Estate	0.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

	Percent of
Security	Total Investments	(a)
Shopify Inc., Class A	8.3%
Royal Bank of Canada	7.3
Toronto-Dominion Bank (The)	6.6
Bank of Nova Scotia (The)	4.3
Canadian National Railway Co.	4.2
Enbridge Inc.	3.8
Bank of Montreal	3.2
Brookfield Asset Management Inc., Class A	3.2
Canadian Pacific Railway Ltd.	3.0
Canadian Imperial Bank of Commerce	2.6

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® MSCI Japan ETF

Investment Objective

The iShares MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities, as represented by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	16.74%	27.90%	10.88%	5.63%	27.90%	67.60%	72.90%
Fund Market	18.04	30.28	11.13	5.64	30.28	69.50	73.11
Index	16.97	28.38	11.26	6.06	28.38	70.50	80.15

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/20)	(02/28/21)	the Period	(a)	(09/01/20)	(02/28/21)	the Period	(a)	Ratio
$ 1,000.00	$ 1,167.40	$ 2.69		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Industrials	21.1%
Consumer Discretionary	18.5
Information Technology	13.6
Communication Services	10.2
Health Care	10.0
Financials	8.9
Consumer Staples	7.1
Materials	5.1
Real Estate	3.6
Utilities	1.2
Energy	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

	Percent of
Security	Total Investments	(a)
Toyota Motor Corp.	3.9%
SoftBank Group Corp.	3.6
Sony Corp.	3.3
Keyence Corp.	2.1
Nintendo Co. Ltd.	1.7
Recruit Holdings Co. Ltd.	1.7
Mitsubishi UFJ Financial Group Inc.	1.6
Tokyo Electron Ltd.	1.5
Shin-Etsu Chemical Co. Ltd.	1.4
Fast Retailing Co. Ltd.	1.4

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Fund Summary as of February 28, 2021	iShares® MSCI Mexico ETF

Investment Objective

The iShares MSCI Mexico ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Mexican equities, as represented by the MSCI Mexico IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	25.13%	0.64%	(1.43)%	(2.14)%	0.64%	(6.94)%	(19.44)%
Fund Market	24.99	(1.22)	(1.43)	(2.20)	(1.22)	(6.93)	(19.95)
Index	25.44	1.09	(1.09)	(2.06)	1.09	(5.35)	(18.80)

Index performance through February 11, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Mexico IMI 25/50 Index.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/20)	(02/28/21)	the Period	(a)	(09/01/20)	(02/28/21)	the Period	(a)	Ratio
$ 1,000.00	$ 1,251.30	$ 2.79		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Consumer Staples	30.7%
Communication Services	19.7
Financials	14.4
Materials	14.0
Industrials	10.9
Real Estate	6.6
Utilities	1.5
Consumer Discretionary	1.5
Health Care	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Percent of
Security	Total Investments	(a)

America Movil SAB de CV, Series L	14.9%
Wal-Mart de Mexico SAB de CV	10.1
Fomento Economico Mexicano SAB de CV	8.9
Grupo Financiero Banorte SAB de CV, Class O	8.8
Cemex SAB de CV	4.8
Grupo Mexico SAB de CV, Series B	4.4
Grupo Aeroportuario del Sureste SAB de CV, Class B	2.9
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2.8
Fibra Uno Administracion SA de CV	2.6
Grupo Televisa SAB	2.6

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021	iShares® MSCI South Korea ETF

Investment Objective

The iShares MSCI South Korea ETF (the “Fund”) seeks to track the investment results of an index composed of South Korean equities, as represented by the MSCI Korea 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	41.00%	65.25%	15.59%	5.95%	65.25%	106.32%	78.29%
Fund Market	40.56	61.30	15.47	5.83	61.30	105.25	76.31
Index	41.31	66.03	16.08	6.50	66.03	110.76	87.67

Index performance through February 11, 2013 reflects the performance of the MSCI Korea Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Korea 25/50 Index.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/20)	(02/28/21)	the Period	(a)	(09/01/20)	(02/28/21)	the Period	(a)	Ratio
$ 1,000.00	$ 1,410.00	$ 3.41		$ 1,000.00	$ 1,022.00	$ 2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Information Technology	36.7%
Consumer Discretionary	12.7
Communication Services	10.3
Materials	9.7
Financials	8.1
Industrials	7.9
Health Care	6.5
Consumer Staples	5.2
Energy	2.1
Utilities	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

	Percent of
Security	Total Investments	(a)
Samsung Electronics Co. Ltd.	23.0%
SK Hynix Inc.	7.0
NAVER Corp.	4.2
LG Chem Ltd.	3.5
Samsung SDI Co. Ltd.	3.5
Hyundai Motor Co.	3.4
Celltrion Inc.	2.6
Kakao Corp.	2.4
POSCO	2.0
Kia Motors Corp.	2.0

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Qantas Airways Ltd.(a)	1,143,036	$4,424,692

Banks — 25.9%
Australia & New Zealand Banking Group Ltd.	3,528,631	71,492,931
Commonwealth Bank of Australia	2,206,041	139,297,695
National Australia Bank Ltd.	4,093,359	78,086,089
Westpac Banking Corp.	4,489,330	82,789,722

		371,666,437

Beverages — 1.0%
Coca-Cola Amatil Ltd.	632,545	6,557,301
Treasury Wine Estates Ltd.	899,949	7,594,471

		14,151,772

Biotechnology — 8.0%
CSL Ltd.	565,731	115,011,507

Capital Markets — 4.5%
ASX Ltd.	241,645	12,646,712
Macquarie Group Ltd.	427,291	47,133,619
Magellan Financial Group Ltd.	160,026	5,381,874

		65,162,205

Chemicals — 0.4%
Orica Ltd.	506,617	4,926,319

Commercial Services & Supplies — 1.0%
Brambles Ltd.	1,839,009	14,095,231

Construction & Engineering — 0.1%
CIMIC Group Ltd.(a)	113,605	1,872,519

Construction Materials — 1.1%
James Hardie Industries PLC	550,813	15,569,302

Diversified Financial Services — 0.4%
AMP Ltd.	4,254,175	4,940,373

Diversified Telecommunication Services — 1.0%
Telstra Corp. Ltd.	5,166,358	12,319,366
TPG Telecom Ltd.(a)	465,462	2,450,452

		14,769,818

Electric Utilities — 0.2%
AusNet Services	2,301,476	2,948,883

Equity Real Estate Investment Trusts (REITs) — 5.7%
BGP Holdings PLC(a)(b)	18,888,372	229
Dexus	1,361,895	9,383,974
Goodman Group	2,064,652	26,470,389
GPT Group (The)	2,409,821	7,966,468
Mirvac Group	4,913,782	8,483,477
Scentre Group	6,444,121	14,368,430
Stockland	2,956,290	9,544,127
Vicinity Centres	4,813,176	6,111,231

		82,328,325

Food & Staples Retailing — 4.7%
Coles Group Ltd.	1,659,636	19,697,365
Woolworths Group Ltd.	1,571,515	47,936,673

		67,634,038

Gas Utilities — 0.7%
APA Group	1,463,176	10,523,626

Security	Shares	Value

Health Care Equipment & Supplies — 0.9%
Cochlear Ltd.	82,056	$13,430,402

Health Care Providers & Services — 1.8%
Ramsay Health Care Ltd.	227,213	11,609,947
Sonic Healthcare Ltd.	562,190	13,810,402

		25,420,349

Hotels, Restaurants & Leisure — 2.1%
Aristocrat Leisure Ltd.	714,403	16,791,836
Crown Resorts Ltd.	462,960	3,566,315
Tabcorp Holdings Ltd.	2,759,402	9,506,663

		29,864,814

Insurance — 3.1%
Insurance Australia Group Ltd.	3,043,476	11,757,732
Medibank Pvt Ltd.	3,437,347	7,371,507
QBE Insurance Group Ltd.	1,822,384	13,107,164
Suncorp Group Ltd.	1,592,087	12,251,981

		44,488,384

Interactive Media & Services — 1.1%
REA Group Ltd.	65,454	6,932,269
Seek Ltd.	418,599	8,328,839

		15,261,108

IT Services — 2.1%
Afterpay Ltd.(a)	264,567	24,481,013
Computershare Ltd.	607,616	6,242,424

		30,723,437

Metals & Mining — 19.6%
BHP Group Ltd.	3,662,812	139,320,340
BlueScope Steel Ltd.	621,821	8,029,982
Evolution Mining Ltd.	2,025,634	6,586,632
Fortescue Metals Group Ltd.	2,106,891	39,327,144
Newcrest Mining Ltd.	1,015,317	19,368,478
Northern Star Resources Ltd.	1,368,202	10,815,064
Rio Tinto Ltd.	461,888	45,482,338
South32 Ltd.	6,017,446	12,904,617

		281,834,595

Multi-Utilities — 0.4%
AGL Energy Ltd.	777,789	5,642,279

Multiline Retail — 3.8%
Wesfarmers Ltd.	1,410,662	53,776,700

Oil, Gas & Consumable Fuels — 4.2%
Ampol Ltd.	311,677	5,931,162
Oil Search Ltd.	2,440,613	8,011,575
Origin Energy Ltd.	2,198,177	7,658,229
Santos Ltd.	2,195,936	12,291,676
Washington H Soul Pattinson & Co. Ltd.	133,386	3,085,631
Woodside Petroleum Ltd.	1,196,743	22,764,556

		59,742,829

Real Estate Management & Development — 0.6%
Lendlease Corp. Ltd.	858,838	8,843,334

Road & Rail — 0.5%
Aurizon Holdings Ltd.	2,324,069	6,855,311

Software — 1.2%
WiseTech Global Ltd.	182,256	3,847,867
Xero Ltd.(a)	151,085	13,852,757

		17,700,624

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 2.9%
Sydney Airport(a)	1,650,385	$7,487,486
Transurban Group	3,404,282	33,735,615

		41,223,101

Total Common Stocks — 99.3% (Cost: $1,534,748,132)		1,424,832,314

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	634,000	634,000

Total Short-Term Investments — 0.0% (Cost: $634,000)		634,000

Total Investments in Securities — 99.3% (Cost: $1,535,382,132)		1,425,466,314

Other Assets, Less Liabilities — 0.7%		9,815,497

Net Assets — 100.0%		$1,435,281,811

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$494,000	$140,000	(a)	$ —	$—	$—	$634,000	634,000	$316	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	84	03/18/21	$10,778	$(150,079)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments

Futures contracts
Unrealized depreciation on futures contracts(a)	$150,079

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Australia ETF

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$292,237

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(199,819)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,829,279

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,424,832,085	$—	$229	$1,424,832,314
Money Market Funds	634,000	—	—	634,000

	$1,425,466,085	$—	$229	$1,425,466,314

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(150,079)	$—	$—	$(150,079)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
CAE Inc.	587,100	$15,618,900

Airlines — 0.2%
Air Canada(a)	367,101	7,278,227

Auto Components — 1.5%
Magna International Inc.	577,030	48,856,118

Banks — 25.3%
Bank of Montreal	1,261,306	103,594,469
Bank of Nova Scotia (The)	2,362,397	138,832,810
Canadian Imperial Bank of Commerce	882,064	81,747,685
National Bank of Canada	669,576	42,395,902
Royal Bank of Canada	2,718,028	232,642,586
Toronto-Dominion Bank (The)	3,463,746	211,053,212

		810,266,664

Capital Markets — 3.5%
Brookfield Asset Management Inc., Class A	2,519,712	102,301,104
IGM Financial Inc.	189,357	5,193,108
TMX Group Ltd.	42,268	4,056,192

		111,550,404

Chemicals — 1.9%
Nutrien Ltd.	1,136,986	61,690,022

Commercial Services & Supplies — 0.3%
GFL Environmental Inc.	159,126	4,964,832
Ritchie Bros Auctioneers Inc.	72,853	3,996,557

		8,961,389

Construction & Engineering — 0.6%
WSP Global Inc.	230,605	20,076,843

Containers & Packaging — 0.5%
CCL Industries Inc., Class B, NVS	309,862	16,406,043

Diversified Financial Services — 0.3%
Onex Corp.	178,959	10,070,331

Diversified Telecommunication Services — 0.9%
BCE Inc.	313,283	13,469,190
TELUS Corp.	812,126	16,357,988

		29,827,178

Electric Utilities — 2.1%
Emera Inc.	485,160	19,214,789
Fortis Inc.	875,468	33,884,622
Hydro One Ltd.(b)	672,085	14,344,184

		67,443,595

Electrical Equipment — 0.1%
Ballard Power Systems Inc.(a)	116,451	3,274,609

Equity Real Estate Investment Trusts (REITs) — 0.4%
Canadian Apartment Properties REIT	177,637	7,161,605
RioCan REIT	349,549	5,234,952

		12,396,557

Food & Staples Retailing — 3.5%
Alimentation Couche-Tard Inc., Class B	1,723,707	52,078,825
Empire Co. Ltd., Class A, NVS	363,007	10,141,831
George Weston Ltd.	158,654	11,713,578
Loblaw Companies Ltd.	367,342	17,795,486

Security	Shares	Value

Food & Staples Retailing (continued)
Metro Inc.	512,136	$21,399,679

		113,129,399

Food Products — 0.5%
Saputo Inc.	499,880	14,151,421

Gas Utilities — 0.3%
AltaGas Ltd.	597,351	9,101,817

Hotels, Restaurants & Leisure — 1.1%
Restaurant Brands International Inc.	567,930	34,241,783

Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Corp., Class A	87,627	4,078,878
Northland Power Inc.	125,385	4,184,452

		8,263,330

Insurance — 7.5%
Fairfax Financial Holdings Ltd.	54,204	22,195,810
Great-West Lifeco Inc.	579,039	14,896,761
iA Financial Corp. Inc.	225,343	11,639,162
Intact Financial Corp.	278,726	31,315,945
Manulife Financial Corp.	3,845,260	77,057,066
Power Corp. of Canada	1,141,666	27,666,914
Sun Life Financial Inc.	1,169,751	56,584,164

		241,355,822

IT Services — 9.4%
CGI Inc.(a)	472,411	35,449,483
Shopify Inc., Class A(a)	204,578	266,424,870

		301,874,353

Media — 0.8%
Quebecor Inc., Class B	371,165	9,645,599
Shaw Communications Inc., Class B, NVS	955,578	16,718,841

		26,364,440

Metals & Mining — 8.7%
Agnico Eagle Mines Ltd.	479,013	26,879,213
B2Gold Corp.	846,183	3,702,886
Barrick Gold Corp.	3,511,254	65,870,681
First Quantum Minerals Ltd.	1,268,113	27,475,782
Franco-Nevada Corp.	374,994	40,360,729
Kinross Gold Corp.	2,550,423	15,935,107
Kirkland Lake Gold Ltd.	551,876	18,143,033
Lundin Mining Corp.	1,416,371	16,300,573
Pan American Silver Corp.	133,078	4,420,166
SSR Mining Inc.(a)	254,991	3,639,563
Teck Resources Ltd., Class B	1,030,111	21,562,355
Wheaton Precious Metals Corp.	893,191	32,115,367
Yamana Gold Inc.	901,023	3,601,245

		280,006,700

Multi-Utilities — 0.9%
Algonquin Power & Utilities Corp.	1,187,985	18,495,406
Atco Ltd., Class I, NVS	168,149	4,930,246
Canadian Utilities Ltd., Class A, NVS	276,730	6,583,813

		30,009,465

Multiline Retail — 1.2%
Canadian Tire Corp. Ltd., Class A, NVS	121,852	15,827,285
Dollarama Inc.	602,576	23,051,150

		38,878,435

Oil, Gas & Consumable Fuels — 13.4%
Cameco Corp.	837,906	13,217,206
Canadian Natural Resources Ltd.	2,363,837	64,809,465

S C H E D U L E OF I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cenovus Energy Inc.	2,808,691	$20,898,791
Enbridge Inc.	3,549,186	120,492,902
Imperial Oil Ltd.	557,695	12,286,030
Inter Pipeline Ltd.	881,630	12,472,348
Keyera Corp.	465,161	9,064,393
Parkland Corp./Canada	314,348	10,041,258
Pembina Pipeline Corp.	1,101,789	28,162,632
Suncor Energy Inc.	3,054,862	60,976,590
TC Energy Corp.	1,846,707	77,748,407

		430,170,022

Paper & Forest Products — 0.1%
West Fraser Timber Co. Ltd.	61,311	4,213,315

Pharmaceuticals — 1.1%
Bausch Health Cos Inc.(a)	653,936	20,687,312
Canopy Growth Corp.(a)(c)	448,124	14,831,276

		35,518,588

Professional Services — 1.0%
Thomson Reuters Corp.	364,422	31,865,336

Real Estate Management & Development — 0.1%
FirstService Corp.	28,794	4,391,654

Road & Rail — 7.2%
Canadian National Railway Co.	1,236,174	135,637,386
Canadian Pacific Railway Ltd.	266,507	95,470,975

		231,108,361

Software — 2.8%
BlackBerry Ltd.(a)	1,145,191	11,641,871
Constellation Software Inc.	40,052	52,128,342
Open Text Corp.	544,628	24,383,503

		88,153,716

Textiles, Apparel & Luxury Goods — 0.4%
Gildan Activewear Inc.(c)	433,880	13,252,875

Trading Companies & Distributors — 0.1%
Toromont Industries Ltd.	58,673	4,296,198

Wireless Telecommunication Services — 1.0%
Rogers Communications Inc., Class B, NVS	719,377	31,326,425

Total Common Stocks — 99.5% (Cost: $3,232,669,605)		3,195,390,335

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	11,453,466	11,460,338
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,520,000	1,520,000

		12,980,338

Total Short-Term Investments — 0.4% (Cost: $12,973,829)		12,980,338

Total Investments in Securities — 99.9% (Cost: $3,245,643,434)		3,208,370,673

Other Assets, Less Liabilities — 0.1%		1,933,041

Net Assets — 100.0%		$3,210,303,714

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Canada ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$12,143,692	$—		$(679,717	)(a)	$4,656	$(8,293)	$11,460,338	11,453,466	$59,630	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	945,000	575,000	(a)	—		—	—	1,520,000	1,520,000	544		—

						$4,656	$(8,293)	$12,980,338		$60,174		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P/TSX 60 Index	81	03/18/21	$13,715	$483,142

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$483,142

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,058,198

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(36,879)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,389,377

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Canada ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,195,390,335	$—	$—	$3,195,390,335
Money Market Funds	12,980,338	—	—	12,980,338

	$3,208,370,673	$—	$—	$3,208,370,673

Derivative financial instruments(a)
Assets
Futures Contracts	$483,142	$—	$—	$483,142

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
SG Holdings Co. Ltd.	1,049,300	$24,110,066
Yamato Holdings Co. Ltd.	954,900	25,113,852

		49,223,918

Airlines — 0.2%
ANA Holdings Inc.(a)	513,400	12,307,336
Japan Airlines Co. Ltd.(a)	461,300	10,954,468

		23,261,804

Auto Components — 2.3%
Aisin Seiki Co. Ltd.	529,300	18,009,316
Bridgestone Corp.	1,755,700	68,570,187
Denso Corp.	1,420,400	85,165,339
Koito Manufacturing Co. Ltd.	341,700	22,771,447
NGK Spark Plug Co. Ltd.	500,900	8,472,140
Stanley Electric Co. Ltd.	428,600	12,692,256
Sumitomo Electric Industries Ltd.	2,474,100	35,913,231
Toyoda Gosei Co. Ltd.	213,000	5,519,927
Toyota Industries Corp.	480,600	41,049,934

		298,163,777

Automobiles — 6.4%
Honda Motor Co. Ltd.	5,344,100	146,042,305
Isuzu Motors Ltd.	1,805,000	18,873,381
Mazda Motor Corp.	1,862,900	14,670,294
Nissan Motor Co. Ltd.(a)	7,605,200	41,024,108
Subaru Corp.	2,017,100	37,647,863
Suzuki Motor Corp.	1,208,000	52,145,598
Toyota Motor Corp.	6,953,200	513,821,509
Yamaha Motor Co. Ltd.	916,800	19,955,502

		844,180,560

Banks — 4.6%
Bank of Kyoto Ltd. (The)	187,700	11,257,772
Chiba Bank Ltd. (The)	1,727,200	11,007,779
Concordia Financial Group Ltd.	3,380,300	13,040,204
Fukuoka Financial Group Inc.	561,800	10,098,057
Japan Post Bank Co. Ltd.	1,327,100	12,630,743
Mitsubishi UFJ Financial Group Inc.	40,066,980	209,849,586
Mizuho Financial Group Inc.	7,906,858	115,701,066
Resona Holdings Inc.	6,784,700	27,236,871
Shinsei Bank Ltd.	508,500	7,254,740
Shizuoka Bank Ltd. (The)	1,365,000	9,967,806
Sumitomo Mitsui Financial Group Inc.	4,278,600	150,277,090
Sumitomo Mitsui Trust Holdings Inc.	1,106,532	36,372,020

		614,693,734

Beverages — 1.1%
Asahi Group Holdings Ltd.	1,496,200	64,768,861
Coca-Cola Bottlers Japan Holdings Inc.	404,200	6,942,801
Ito En Ltd.	176,200	9,724,573
Kirin Holdings Co. Ltd.	2,696,000	52,849,596
Suntory Beverage & Food Ltd.	456,900	15,631,692

		149,917,523

Biotechnology — 0.1%
PeptiDream Inc.(a)	310,400	14,771,241

Building Products — 1.8%
AGC Inc.	634,500	23,226,488
Daikin Industries Ltd.	817,300	158,949,277
Lixil Corp.	869,800	24,386,077

Security	Shares	Value

Building Products (continued)
TOTO Ltd.	462,500	$27,826,403

		234,388,245

Capital Markets — 1.1%
Daiwa Securities Group Inc.	4,731,500	22,986,901
Japan Exchange Group Inc.	1,668,200	35,911,551
Nomura Holdings Inc.	10,307,700	59,868,639
SBI Holdings Inc.	796,910	22,125,584

		140,892,675

Chemicals — 4.1%
Air Water Inc.	601,400	9,889,739
Asahi Kasei Corp.	4,111,500	44,225,446
JSR Corp.	668,500	19,921,978
Kansai Paint Co. Ltd.	582,100	15,199,946
Kuraray Co. Ltd.	1,049,800	11,745,463
Mitsubishi Chemical Holdings Corp.	4,198,100	29,151,064
Mitsubishi Gas Chemical Co. Inc.	517,100	12,032,015
Mitsui Chemicals Inc.	602,100	18,536,587
Nippon Paint Holdings Co. Ltd.	479,300	35,630,336
Nippon Sanso Holdings Corp.	497,200	9,328,917
Nissan Chemical Corp.	404,200	21,966,566
Nitto Denko Corp.	519,700	44,340,839
Shin-Etsu Chemical Co. Ltd.	1,160,800	189,035,855
Sumitomo Chemical Co. Ltd.	4,870,700	23,544,307
Teijin Ltd.	581,800	9,993,373
Toray Industries Inc.	4,546,800	29,728,749
Tosoh Corp.	850,200	15,561,198

		539,832,378

Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	794,200	14,267,869
Secom Co. Ltd.	688,900	59,656,386
Sohgo Security Services Co. Ltd.	234,000	10,542,519
Toppan Printing Co. Ltd.	857,600	13,458,863

		97,925,637

Construction & Engineering — 0.6%
Kajima Corp.	1,468,600	18,719,343
Obayashi Corp.	2,123,800	18,200,013
Shimizu Corp.	1,803,600	13,627,727
Taisei Corp.	623,400	21,971,719

		72,518,802

Construction Materials — 0.1%
Taiheiyo Cement Corp.	375,100	9,337,011

Consumer Finance — 0.0%
Acom Co. Ltd.	1,309,400	5,837,854

Diversified Financial Services — 0.7%
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,325,700	7,105,075
ORIX Corp.	4,307,300	72,832,748
Tokyo Century Corp.	140,600	9,158,663

		89,096,486

Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	4,220,500	109,256,045

Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	2,112,300	25,922,961
Chugoku Electric Power Co. Inc. (The)	946,500	11,291,548
Kansai Electric Power Co. Inc. (The)	2,303,600	22,973,296
Kyushu Electric Power Co. Inc.	1,240,600	10,654,674
Tohoku Electric Power Co. Inc.	1,398,800	12,302,193

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Tokyo Electric Power Co. Holdings Inc.(a)	4,728,300	$15,178,136

		98,322,808

Electrical Equipment — 2.2%
Fuji Electric Co. Ltd.	414,400	17,192,116
Mitsubishi Electric Corp.	5,982,600	88,076,855
Nidec Corp.	1,466,500	186,099,868

		291,368,839

Electronic Equipment, Instruments & Components — 6.7%
Azbil Corp.	405,200	17,209,780
Hamamatsu Photonics KK	458,200	26,965,590
Hirose Electric Co. Ltd.	106,258	15,498,867
Hitachi Ltd.	3,173,500	145,241,093
Ibiden Co. Ltd.	345,100	14,025,559
Keyence Corp.	597,504	283,553,616
Kyocera Corp.	1,052,300	67,736,751
Murata Manufacturing Co. Ltd.	1,884,000	160,583,856
Omron Corp.	607,800	48,948,038
Shimadzu Corp.	725,900	26,095,335
TDK Corp.	425,500	60,865,590
Yokogawa Electric Corp.	745,800	14,112,379

		880,836,454

Entertainment — 2.6%
Capcom Co. Ltd.	289,200	17,589,788
Koei Tecmo Holdings Co. Ltd.	147,800	8,309,762
Konami Holdings Corp.	306,600	19,655,322
Nexon Co. Ltd.	1,596,700	50,355,847
Nintendo Co. Ltd.	366,700	222,863,009
Square Enix Holdings Co. Ltd.	301,800	17,109,743
Toho Co. Ltd.	365,800	13,733,809

		349,617,280

Equity Real Estate Investment Trusts (REITs) — 1.4%
Daiwa House REIT Investment Corp.	6,455	16,940,285
GLP J-REIT	13,463	21,810,717
Japan Real Estate Investment Corp.	4,318	26,303,567
Japan Retail Fund Investment Corp.	22,894	22,627,541
Nippon Building Fund Inc.	4,873	29,775,887
Nippon Prologis REIT Inc.	6,879	21,048,940
Nomura Real Estate Master Fund Inc.	13,924	20,845,485
Orix JREIT Inc.	8,573	14,588,745
United Urban Investment Corp.	9,684	13,288,913

		187,230,080

Food & Staples Retailing — 1.7%
Aeon Co. Ltd.	2,144,600	64,474,881
Cosmos Pharmaceutical Corp.	65,400	9,361,273
Kobe Bussan Co. Ltd.	403,600	10,360,860
Lawson Inc.	163,800	7,648,817
Seven & i Holdings Co. Ltd.	2,469,780	93,584,587
Sundrug Co. Ltd.	232,600	8,732,870
Tsuruha Holdings Inc.	120,900	15,557,903
Welcia Holdings Co. Ltd.	310,800	9,933,114

		219,654,305

Food Products — 1.3%
Ajinomoto Co. Inc.	1,529,600	30,422,587
Calbee Inc.	284,300	7,471,748
Kikkoman Corp.	475,700	31,388,877
MEIJI Holdings Co. Ltd.	375,456	23,822,813
NH Foods Ltd.	269,000	11,324,057
Nisshin Seifun Group Inc.	652,375	10,489,191

Security	Shares	Value

Food Products (continued)
Nissin Foods Holdings Co. Ltd.	207,500	$15,678,384
Toyo Suisan Kaisha Ltd.	289,700	12,345,016
Yakult Honsha Co. Ltd.	421,000	20,824,760
Yamazaki Baking Co. Ltd.	396,600	6,674,524

		170,441,957

Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,228,300	21,974,280
Toho Gas Co. Ltd.	241,600	14,195,758
Tokyo Gas Co. Ltd.	1,235,100	25,527,409

		61,697,447

Health Care Equipment & Supplies — 2.8%
Asahi Intecc Co. Ltd.	638,300	18,303,046
Hoya Corp.	1,233,100	140,046,086
Olympus Corp.	3,820,500	79,967,289
Sysmex Corp.	549,400	57,162,558
Terumo Corp.	2,116,800	78,500,815

		373,979,794

Health Care Providers & Services — 0.2%
Alfresa Holdings Corp.	615,700	11,870,169
Medipal Holdings Corp.	600,500	11,892,763
Suzuken Co. Ltd.	221,040	8,423,338

		32,186,270

Health Care Technology — 0.9%
M3 Inc.	1,446,300	114,370,917

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Holdings Co. Japan Ltd.	219,600	10,883,124
Oriental Land Co. Ltd.	655,800	109,812,953

		120,696,077

Household Durables — 4.8%
Casio Computer Co. Ltd.	634,500	12,220,706
Iida Group Holdings Co. Ltd.	483,180	10,938,898
Panasonic Corp.	7,237,615	92,762,937
Rinnai Corp.	118,500	11,990,144
Sekisui Chemical Co. Ltd.	1,169,600	20,803,379
Sekisui House Ltd.	2,019,300	37,850,029
Sharp Corp.	701,900	13,261,918
Sony Corp.	4,133,200	431,398,385

		631,226,396

Household Products — 0.6%
Lion Corp.	733,500	14,086,174
Pigeon Corp.	377,500	13,641,590
Unicharm Corp.	1,323,200	52,361,660

		80,089,424

Industrial Conglomerates — 0.4%
Keihan Holdings Co. Ltd.	316,400	14,195,532
Toshiba Corp.	1,266,700	39,889,042

		54,084,574

Insurance — 2.5%
Dai-ichi Life Holdings Inc.	3,538,400	62,073,114
Japan Post Holdings Co. Ltd.	5,162,100	44,120,596
Japan Post Insurance Co. Ltd.	736,800	15,069,337
MS&AD Insurance Group Holdings Inc.	1,460,540	41,126,525
Sompo Holdings Inc.	1,100,650	42,149,916
T&D Holdings Inc.	1,760,000	23,722,170
Tokio Marine Holdings Inc.	2,070,800	102,101,675

		330,363,333

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 0.5%
Kakaku.com Inc.	438,800	$13,921,006
Z Holdings Corp.	8,698,100	52,944,602

		66,865,608

Internet & Direct Marketing Retail — 0.4%
Mercari Inc.(a)	282,900	13,595,344
Rakuten Inc.	2,823,900	31,568,096
ZOZO Inc.	357,400	11,170,847

		56,334,287

IT Services — 2.4%
Fujitsu Ltd.	644,500	92,918,341
GMO Payment Gateway Inc.	133,448	17,673,656
Itochu Techno-Solutions Corp.	316,300	9,708,100
NEC Corp.	856,400	46,622,114
Nomura Research Institute Ltd.	1,049,512	32,606,389
NTT Data Corp.	2,065,300	31,500,962
Obic Co. Ltd.	228,300	38,528,571
Otsuka Corp.	342,800	15,926,976
SCSK Corp.	171,900	10,116,510
TIS Inc.	733,500	15,242,810

		310,844,429

Leisure Products — 1.0%
Bandai Namco Holdings Inc.	655,198	50,102,291
Sega Sammy Holdings Inc.	565,100	9,489,055
Shimano Inc.	242,900	54,284,297
Yamaha Corp.	439,600	24,468,068

		138,343,711

Machinery — 5.7%
Amada Co. Ltd.	1,058,100	12,821,542
Daifuku Co. Ltd.	331,500	31,675,145
FANUC Corp.	628,400	155,360,015
Harmonic Drive Systems Inc.	142,200	10,931,275
Hino Motors Ltd.	937,500	8,799,512
Hitachi Construction Machinery Co. Ltd.	351,300	10,798,831
Hoshizaki Corp.	166,600	14,605,256
Komatsu Ltd.	2,869,400	85,915,018
Kubota Corp.	3,368,100	76,109,450
Kurita Water Industries Ltd.	325,300	13,159,780
Makita Corp.	733,700	31,230,801
MINEBEA MITSUMI Inc.	1,190,300	29,215,642
MISUMI Group Inc.	930,700	28,390,980
Mitsubishi Heavy Industries Ltd.	1,050,700	30,256,689
Miura Co. Ltd.	288,300	14,910,203
Nabtesco Corp.	367,800	15,604,055
NGK Insulators Ltd.	842,000	14,857,894
NSK Ltd.	1,172,400	11,477,503
SMC Corp.	188,200	111,111,132
THK Co. Ltd.	393,500	12,686,995
Yaskawa Electric Corp.	788,200	39,358,213

		759,275,931

Marine — 0.1%
Nippon Yusen KK	500,600	14,354,543

Media — 0.4%
CyberAgent Inc.	330,100	19,891,515
Dentsu Group Inc.	710,000	24,457,481
Hakuhodo DY Holdings Inc.	766,800	12,624,058

		56,973,054

Metals & Mining — 0.8%
Hitachi Metals Ltd.	701,200	11,116,264

Security	Shares	Value

Metals & Mining (continued)
JFE Holdings Inc.(a)	1,612,850	$16,924,782
Nippon Steel Corp.(a)	2,646,870	38,942,826
Sumitomo Metal Mining Co. Ltd.	762,400	36,796,141

		103,780,013

Multiline Retail — 0.5%
Marui Group Co. Ltd.	620,900	11,778,101
Pan Pacific International Holdings Corp.	1,352,300	31,668,749
Ryohin Keikaku Co. Ltd.	779,500	17,544,969

		60,991,819

Oil, Gas & Consumable Fuels — 0.6%
ENEOS Holdings Inc.	10,055,695	44,143,501
Idemitsu Kosan Co. Ltd.	632,329	16,523,408
Inpex Corp.	3,347,500	24,633,377

		85,300,286

Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,836,200	17,862,683

Personal Products — 1.8%
Kao Corp.	1,580,300	105,966,428
Kobayashi Pharmaceutical Co. Ltd.	161,700	15,268,462
Kose Corp.	109,700	17,576,300
Pola Orbis Holdings Inc.	299,300	6,834,962
Shiseido Co. Ltd.	1,311,300	97,393,626

		243,039,778

Pharmaceuticals — 6.0%
Astellas Pharma Inc.	6,102,650	95,887,330
Chugai Pharmaceutical Co. Ltd.	2,201,400	98,416,259
Daiichi Sankyo Co. Ltd.	5,577,507	157,577,399
Eisai Co. Ltd.	827,100	56,819,456
Hisamitsu Pharmaceutical Co. Inc.	168,600	10,507,828
Kyowa Kirin Co. Ltd.	885,500	24,668,331
Nippon Shinyaku Co. Ltd.	149,100	10,118,200
Ono Pharmaceutical Co. Ltd.	1,211,200	32,559,384
Otsuka Holdings Co. Ltd.	1,280,300	50,760,158
Santen Pharmaceutical Co. Ltd.	1,178,800	16,176,137
Shionogi & Co. Ltd.	867,500	44,075,253
Sumitomo Dainippon Pharma Co. Ltd.	587,100	9,274,350
Taisho Pharmaceutical Holdings Co. Ltd.	112,500	6,895,297
Takeda Pharmaceutical Co. Ltd.	5,166,700	173,710,526

		787,445,908

Professional Services — 2.0%
Nihon M&A Center Inc.	495,900	27,043,167
Persol Holdings Co. Ltd.	579,800	11,466,478
Recruit Holdings Co. Ltd.	4,447,800	220,469,606

		258,979,251

Real Estate Management & Development — 2.1%
Aeon Mall Co. Ltd.	338,400	5,691,879
Daito Trust Construction Co. Ltd.	214,300	23,755,238
Daiwa House Industry Co. Ltd.	1,857,200	52,348,147
Hulic Co. Ltd.	991,700	11,058,190
Mitsubishi Estate Co. Ltd.	3,876,100	66,869,456
Mitsui Fudosan Co. Ltd.	3,009,300	67,789,750
Nomura Real Estate Holdings Inc.	379,800	8,552,095
Sumitomo Realty & Development Co. Ltd.	1,013,900	34,925,972
Tokyu Fudosan Holdings Corp.	2,018,400	12,617,368

		283,608,095

Road & Rail — 3.1%
Central Japan Railway Co.	472,000	77,130,843

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
East Japan Railway Co.	990,300	$73,031,604
Hankyu Hanshin Holdings Inc.	750,600	24,904,928
Keikyu Corp.	718,900	11,363,127
Keio Corp.	336,800	25,131,969
Keisei Electric Railway Co. Ltd.	425,100	15,321,795
Kintetsu Group Holdings Co. Ltd.	562,600	23,498,874
Kyushu Railway Co.	488,600	12,712,589
Nagoya Railroad Co. Ltd.	611,000	15,507,265
Nippon Express Co. Ltd.	234,700	17,447,193
Odakyu Electric Railway Co. Ltd.	966,100	28,246,682
Seibu Holdings Inc.	689,900	8,288,643
Tobu Railway Co. Ltd.	616,800	17,541,806
Tokyu Corp.	1,632,700	22,435,449
West Japan Railway Co.	533,300	32,606,685

		405,169,452

Semiconductors & Semiconductor Equipment — 2.9%
Advantest Corp.	654,600	53,761,498
Disco Corp.	94,100	29,500,094
Lasertec Corp.	246,700	30,032,842
Renesas Electronics Corp.(a)	2,545,000	27,924,770
Rohm Co. Ltd.	287,100	28,214,164
SUMCO Corp.	856,800	19,542,181
Tokyo Electron Ltd.	489,352	200,030,783

		389,006,332

Software — 0.3%
Oracle Corp. Japan	126,300	12,803,079
Trend Micro Inc.(a)	437,900	21,044,190

		33,847,269

Specialty Retail — 2.2%
ABC-Mart Inc.	109,800	6,245,429
Fast Retailing Co. Ltd.	191,800	189,027,595
Hikari Tsushin Inc.	68,500	13,559,837
Nitori Holdings Co. Ltd.	262,200	48,913,319
Shimamura Co. Ltd.	72,400	7,210,099
USS Co. Ltd.	717,800	13,636,448
Yamada Holdings Co. Ltd.	2,374,100	11,342,378

		289,935,105

Technology Hardware, Storage & Peripherals — 1.4%
Brother Industries Ltd.	729,800	14,337,070
Canon Inc.	3,279,450	70,566,352
FUJIFILM Holdings Corp.	1,181,000	67,286,184
Ricoh Co. Ltd.	2,197,000	19,012,896

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Seiko Epson Corp.	921,200	$15,079,527

		186,282,029

Tobacco — 0.5%
Japan Tobacco Inc.	3,934,000	71,080,815

Trading Companies & Distributors — 3.9%
ITOCHU Corp.	4,415,800	131,305,185
Marubeni Corp.	5,410,300	40,204,003
Mitsubishi Corp.	4,382,400	123,524,941
Mitsui & Co. Ltd.	5,347,300	113,606,285
MonotaRO Co. Ltd.	411,300	23,626,394
Sumitomo Corp.	3,892,400	56,281,605
Toyota Tsusho Corp.	696,600	29,161,216

		517,709,629

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	167,100	8,046,020

Wireless Telecommunication Services — 5.8%
KDDI Corp.	5,286,300	163,243,167
Softbank Corp.	9,415,900	127,354,157
SoftBank Group Corp.	5,138,700	477,261,465

		767,858,789

Total Common Stocks — 99.8 Cost: $12,531,801,178)		13,202,398,481

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	5,650,000	5,650,000

Total Short-Term Investments — 0.0% (Cost: $5,650,000)		5,650,000

Total Investments in Securities — 99.8% (Cost: $12,537,451,178)		13,208,048,481

Other Assets, Less Liabilities — 0.2%		27,646,718

Net Assets — 100.0%		$13,235,695,199

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$349	(b)	$—	$(349)	$—	$—	—	$12,096	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,320,000	1,330,000	(b)	—	—	—	5,650,000	5,650,000	2,585		—

					$(349)	$—	$5,650,000		$14,681		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	177	03/11/21	$31,159	$1,671,331

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,671,331

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$10,103,459

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,732,498

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$64,378,577

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$13,202,398,481	$—	$—	$13,202,398,481
Money Market Funds	5,650,000	—	—	5,650,000

	$13,208,048,481	$—	$—	$13,208,048,481

Derivative financial instruments(a)
Assets
Futures Contracts	$1,671,331	$—	$—	$1,671,331

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.9%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	6,546,705	$9,862,089

Auto Components — 0.8%
Controladora Nemak SAB de CV(a)	39,178,651	5,508,488
Nemak SAB de CV(c)	12,528,000	3,714,574

		9,223,062

Banks — 12.0%
Banco del Bajio SA(a)(b)(c)	7,189,260	8,261,778
Grupo Financiero Banorte SAB de CV, Class O(a)	19,191,161	96,421,576
Grupo Financiero Inbursa SAB de CV, Class O(a)	19,578,766	17,658,857
Regional SAB de CV(a)	2,110,100	9,560,311

		131,902,522

Beverages — 12.8%
Arca Continental SAB de CV	3,790,229	17,177,973
Becle SAB de CV	5,131,630	10,589,409
Coca-Cola Femsa SAB de CV	3,560,878	14,949,881
Fomento Economico Mexicano SAB de CV	14,383,810	98,462,426

		141,179,689

Building Products — 0.4%
Grupo Rotoplas SAB de CV(b)	3,433,785	4,593,050

Capital Markets — 0.8%
Bolsa Mexicana de Valores SAB de CV	4,315,487	8,843,338

Chemicals — 2.4%
Alpek SAB de CV(a)(b)	5,667,817	5,144,553
Orbia Advance Corp. SAB de CV	8,900,642	20,767,668

		25,912,221

Construction Materials — 5.7%
Cemex SAB de CV, CPO, NVS(a)	79,748,729	53,164,548
Grupo Cementos de Chihuahua SAB de CV	1,618,700	10,126,116

		63,290,664

Consumer Finance — 0.6%
Gentera SAB de CV(a)	13,545,277	6,892,315

Diversified Telecommunication Services — 1.3%
Axtel SAB de CV, CPO(a)	14,225,116	3,551,092
Telesites SAB de CV(a)(b)	12,210,046	10,784,990

		14,336,082

Equity Real Estate Investment Trusts (REITs) — 5.7%
Concentradora Fibra Danhos SA de CV	3,958,894	4,852,417
Fibra Uno Administracion SA de CV	25,529,900	28,886,800
Macquarie Mexico Real Estate Management SA de CV(c)	7,419,100	8,955,218
PLA Administradora Industrial S. de RL de CV	7,501,904	10,579,907
Prologis Property Mexico SA de CV	4,639,291	9,489,131

		62,763,473

Food & Staples Retailing — 11.5%
Grupo Comercial Chedraui SA de CV	3,972,491	6,098,226
La Comer SAB de CV(b)	4,906,071	9,997,259
Wal-Mart de Mexico SAB de CV	38,831,833	110,828,713

		126,924,198

Food Products — 4.5%
Gruma SAB de CV, Class B	1,844,150	20,109,662
Grupo Bimbo SAB de CV, Series A	13,274,804	24,949,178

Security	Shares	Value

Food Products (continued)
Grupo Herdez SAB de CV	2,491,561	$5,061,644

		50,120,484

Gas Utilities — 1.5%
Infraestructura Energetica Nova SAB de CV(a)	4,623,639	16,099,431

Hotels, Restaurants & Leisure — 0.6%
Alsea SAB de CV(a)(b)	5,588,566	6,799,126

Household Products — 1.9%
Kimberly-Clark de Mexico SAB de CV, Class A	12,757,354	20,407,618

Industrial Conglomerates — 1.0%
Grupo Carso SAB de CV, Series A1(a)	4,267,320	10,579,272

Insurance — 1.0%
Qualitas Controladora SAB de CV	1,951,920	10,621,887

Media — 3.5%
Grupo Televisa SAB, CPO(a)	19,378,347	28,849,044
Megacable Holdings SAB de CV, CPO	2,843,100	9,822,125

		38,671,169

Metals & Mining — 5.9%
Grupo Mexico SAB de CV, Series B	10,169,286	48,306,601
Industrias Penoles SAB de CV(a)(b)	1,209,693	16,611,910

		64,918,511

Pharmaceuticals — 0.7%
Genomma Lab Internacional SAB de CV, Class B(a)	8,003,513	8,033,942

Real Estate Management & Development — 0.9%
Corp Inmobiliaria Vesta SAB de CV	5,519,049	10,422,861

Transportation Infrastructure — 8.6%
Grupo Aeroportuario del Centro Norte SAB de CV(a)(b)	2,958,292	17,169,284
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	3,088,249	31,256,881
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)(b)	1,691,990	31,672,875
Promotora y Operadora de Infraestructura SAB de CV(b)	1,999,800	14,716,493

		94,815,533

Wireless Telecommunication Services — 14.9%
America Movil SAB de CV, Series L, NVS	256,168,618	164,037,101

Total Common Stocks — 99.9% (Cost: $1,421,159,712)		1,101,249,638

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	11,830,280	11,837,378

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	290,000	$290,000

		12,127,378

Total Short-Term Investments — 1.1% (Cost: $12,126,793)		12,127,378

Total Investments in Securities — 101.0% (Cost: $1,433,286,505)		1,113,377,016

Other Assets, Less Liabilities — (1.0)%		(11,279,339)

Net Assets — 100.0%		$1,102,097,677

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,960,657	$—	$(2,117,932	)(a)	$(5,417)	$70	$11,837,378	11,830,280	$55,032	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	574,000	—	(284,000	)(a)	—	—	290,000	290,000	360		—

					$(5,417)	$70	$12,127,378		$55,392		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	51	03/19/21	$1,089	$12,253

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$12,253

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Mexico ETF

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$319,053

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$98,952

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts: Average notional value of contracts — long	$2,647,930

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,101,249,638	$—	$—	$1,101,249,638
Money Market Funds	12,127,378	—	—	12,127,378

	$1,113,377,016	$—	$—	$1,113,377,016

Derivative financial instruments(a)
Assets
Futures Contracts	$12,253	$—	$—	$12,253

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Korea Aerospace Industries Ltd.(a)	771,353	$22,725,220

Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	187,399	32,192,263

Airlines — 0.4%
Korean Air Lines Co. Ltd.(a)	1,091,374	27,345,063

Auto Components — 2.7%
Hankook Tire & Technology Co. Ltd.	798,367	33,860,425
Hanon Systems	2,019,907	27,777,092
Hyundai Mobis Co. Ltd.	527,929	142,378,716

		204,016,233

Automobiles — 5.3%
Hyundai Motor Co.	1,175,880	248,049,452
Kia Motors Corp.	2,106,303	148,856,661

		396,906,113

Banks — 4.7%
Hana Financial Group Inc.	2,354,260	77,637,146
Industrial Bank of Korea(a)	2,592,764	19,223,609
KB Financial Group Inc.	3,040,843	118,548,218
Shinhan Financial Group Co. Ltd.(a)	3,486,265	102,245,155
Woori Financial Group Inc.(a)	4,590,961	39,146,779

		356,800,907

Biotechnology — 3.0%
Alteogen Inc.(a)	140,283	16,232,123
Celltrion Inc.(a)(b)	733,465	194,219,704
Seegene Inc.	138,770	15,377,717

		225,829,544

Capital Markets — 1.6%
Korea Investment Holdings Co. Ltd.(a)	406,623	31,596,073
Meritz Securities Co. Ltd.	4,749,447	15,894,900
Mirae Asset Daewoo Co. Ltd.	3,902,516	32,442,812
NH Investment & Securities Co. Ltd.(a)	1,693,900	16,358,536
Samsung Securities Co. Ltd.	658,788	21,431,866

		117,724,187

Chemicals — 5.6%
Hanwha Solutions Corp.(a)	1,336,630	53,596,067
Kumho Petrochemical Co. Ltd.(a)	244,610	45,939,217
LG Chem Ltd.	353,067	261,147,020
Lotte Chemical Corp.	158,191	44,775,022
SK Chemicals Co. Ltd.	57,879	19,421,792

		424,879,118

Commercial Services & Supplies — 0.2%
S-1 Corp.	209,387	15,468,733

Communications Equipment — 0.2%
KMW Co. Ltd.(a)(b)	320,003	17,659,267

Construction & Engineering — 0.9%
GS Engineering & Construction Corp.	690,823	22,351,060
Hyundai Engineering & Construction Co. Ltd.	750,895	26,600,464
Samsung Engineering Co. Ltd.(a)	1,594,314	18,305,875

		67,257,399

Construction Materials — 0.7%
POSCO Chemical Co. Ltd.	391,032	54,991,594

Consumer Finance — 0.2%
Samsung Card Co. Ltd.	418,808	12,282,798

Security	Shares	Value

Diversified Telecommunication Services — 0.3%
LG Uplus Corp.	2,042,830	$21,455,624

Electric Utilities — 0.6%
Korea Electric Power Corp.(a)	2,111,579	42,663,857

Electrical Equipment — 0.2%
Doosan Heavy Industries & Construction Co. Ltd.(a)	1,444,907	13,632,411

Electronic Equipment, Instruments & Components — 5.4%
LG Display Co. Ltd.(a)	2,138,158	43,010,566
LG Innotek Co. Ltd.	156,120	27,652,764
Samsung Electro-Mechanics Co. Ltd.	463,236	78,133,709
Samsung SDI Co. Ltd.	429,356	257,575,384

		406,372,423

Entertainment — 2.2%
NCSoft Corp.	139,403	116,138,147
Netmarble Corp.(b)(c)	263,371	28,950,884
Pearl Abyss Corp.(a)	89,103	22,951,854

		168,040,885

Food & Staples Retailing — 0.8%
BGF retail Co. Ltd.	100,976	14,290,328
E-MART Inc.	218,191	32,820,898
GS Retail Co. Ltd.	390,185	12,572,049

		59,683,275

Food Products — 0.9%
CJ CheilJedang Corp.	87,241	31,565,168
Orion Corp./Republic of Korea	239,555	27,399,037
Ottogi Corp.	23,584	11,755,265

		70,719,470

Gas Utilities — 0.2%
Korea Gas Corp.(a)	429,230	12,168,202

Health Care Providers & Services — 0.8%
Celltrion Healthcare Co. Ltd.(a)	520,964	58,240,390

Hotels, Restaurants & Leisure — 0.3%
Kangwon Land Inc.(a)	1,125,509	24,243,274

Household Durables — 1.9%
Coway Co. Ltd.	467,896	26,945,146
LG Electronics Inc.	863,670	112,619,185

		139,564,331

Industrial Conglomerates — 3.3%
CJ Corp.	185,067	15,269,881
Hanwha Corp.(a)	633,364	16,545,824
LG Corp.	774,924	64,766,679
Lotte Corp.	417,462	12,484,845
Samsung C&T Corp.	680,495	73,591,582
SK Holdings Co. Ltd.	283,109	66,146,962

		248,805,773

Insurance — 1.5%
DB Insurance Co. Ltd.	530,436	19,546,106
Hyundai Marine & Fire Insurance Co. Ltd.	791,228	15,423,136
Samsung Fire & Marine Insurance Co. Ltd.	255,003	39,266,150
Samsung Life Insurance Co. Ltd.	609,234	40,669,826

		114,905,218

Interactive Media & Services — 6.5%
Kakao Corp.	416,086	180,729,833
NAVER Corp.	933,468	311,571,429

		492,301,262

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 0.2%
CJ ENM Co. Ltd.	127,265	$15,665,999

IT Services — 0.7%
Samsung SDS Co. Ltd.	284,818	49,307,611

Leisure Products — 0.4%
HLB Inc.(a)(b)	481,232	29,383,636

Life Sciences Tools & Services — 1.2%
Samsung Biologics Co. Ltd.(a)(b)(c)	135,939	90,746,996

Machinery — 1.5%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	573,114	12,982,422
Doosan Bobcat Inc.(a)	611,038	17,594,196
Hyundai Heavy Industries Holdings Co. Ltd.	95,203	22,921,595
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	341,764	34,069,931
Samsung Heavy Industries Co. Ltd.(a)	4,273,117	24,950,287

		112,518,431

Marine — 0.3%
Pan Ocean Co. Ltd.	3,840,802	19,554,417

Media — 0.2%
Cheil Worldwide Inc.	841,569	14,569,219

Metals & Mining — 2.7%
Hyundai Steel Co.	834,259	29,665,017
Korea Zinc Co. Ltd.	77,702	27,906,326
POSCO	597,306	149,658,780

		207,230,123

Multiline Retail — 0.5%
Lotte Shopping Co. Ltd.	148,070	15,617,530
Shinsegae Inc.	78,931	18,757,968

		34,375,498

Oil, Gas & Consumable Fuels — 2.1%
GS Holdings Corp.	529,753	18,389,290
SK Innovation Co. Ltd.(a)	466,699	108,211,028
S-Oil Corp.(a)	417,178	31,562,198

		158,162,516

Personal Products — 2.3%
Amorepacific Corp.	269,096	56,166,455
AMOREPACIFIC Group	312,376	17,989,076
LG Household & Health Care Ltd.	73,052	98,377,994

		172,533,525

Pharmaceuticals — 1.4%
Celltrion Pharm Inc.(a)	125,613	17,184,440
Hanmi Pharm Co. Ltd.(a)	74,494	22,742,717
Shin Poong Pharmaceutical Co. Ltd.	226,751	16,912,981
SK Biopharmaceuticals Co. Ltd.(a)	207,839	21,829,107
Yuhan Corp.	532,904	29,408,142

		108,077,387

Road & Rail — 0.2%
CJ Logistics Corp.(a)	119,698	17,472,605

Semiconductors & Semiconductor Equipment — 6.9%
SK Hynix Inc.	4,122,970	519,270,365

Software — 0.2%
Douzone Bizon Co. Ltd.	152,857	14,965,972

Specialty Retail — 0.3%
Hotel Shilla Co. Ltd.	305,545	22,191,786

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 22.6%
Samsung Electronics Co. Ltd.	23,190,634	$1,702,917,049

Textiles, Apparel & Luxury Goods — 0.2%
Fila Holdings Corp.	525,926	18,724,557

Tobacco — 0.8%
KT&G Corp.	912,075	63,565,174

Wireless Telecommunication Services — 0.8%
SK Telecom Co. Ltd.	282,233	62,174,159

Total Common Stocks — 96.6% (Cost: $3,231,513,037)		7,282,281,859

Preferred Stocks

Automobiles — 0.7%
Hyundai Motor Co. Preference Shares, NVS	266,590	24,677,668
Series 2, Preference Shares, NVS	349,622	31,741,383

		56,419,051

Chemicals — 0.4%
LG Chem Ltd., Preference Shares, NVS	92,149	31,946,627

Personal Products — 0.2%
LG Household & Health Care Ltd., Preference Shares, NVS	23,987	15,051,923

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	77,712	5,035,544

Total Preferred Stocks — 1.4% (Cost: $55,357,867)		108,453,145

Rights

Airlines — 0.1%
Korean Air Lines Co. Ltd., (Expires 03/05/21)(a)	847,177	6,824,167

Total Rights — 0.1% (Cost: $3,895,812)		6,824,167

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	225,404,888	225,540,131
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	3,100,000	3,100,000

		228,640,131

Total Short-Term Investments — 3.0% (Cost: $228,570,506)		228,640,131

Total Investments in Securities — 101.1% (Cost: $3,519,337,222)		7,626,199,302

Other Assets, Less Liabilities — (1.1)%		(84,990,432)

Net Assets — 100.0%		$7,541,208,870

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI South Korea ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$204,524,418	$21,130,179	(a)	$—		$(86,126)	$(28,340)	$225,540,131	225,404,888	$1,362,921	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,820,000	—		(10,720,000	)(a)	—	—	3,100,000	3,100,000	3,686		—

						$(86,126)	$(28,340)	$228,640,131		$1,366,607		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
KOSPI 200 Index	1,416	03/11/21	$129,170	$6,921,950

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$6,921,950

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI South Korea ETF

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$14,591,089

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$4,973,119

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts: Average notional value of contracts — long	$68,154,112

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,282,281,859	$—	$—	$7,282,281,859
Preferred Stocks	108,453,145	—	—	108,453,145
Rights	—	6,824,167	—	6,824,167
Money Market Funds	228,640,131	—	—	228,640,131

	$7,619,375,135	$6,824,167	$—	$7,626,199,302

Derivative financial instruments(a)
Assets
Futures Contracts	$6,921,950	$—	$—	$6,921,950

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Statements of Assets and Liabilities (unaudited)

February 28, 2021

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,424,832,314	$3,195,390,335	$13,202,398,481	$1,101,249,638
Affiliated(c)	634,000	12,980,338	5,650,000	12,127,378
Cash	9,273	3,033	8,126	2,618
Foreign currency, at value(d)	3,189,935	13,833,224	4,050,516	2,722,703
Foreign currency collateral pledged:
Futures contracts(e)	798,974	1,033,175	1,365,121	160,685
Receivables:
Investments sold	1,272,944	9,750,152	10,656,678	38,825,531
Securities lending income — Affiliated	—	5,796	44	9,385
Variation margin on futures contracts	—	—	—	10,265
Capital shares sold	—	35,539,920	—	54,386
Dividends	6,803,079	4,578,786	20,480,283	14,913

Total assets	1,437,540,519	3,273,114,759	13,244,609,249	1,155,177,502

LIABILITIES
Collateral on securities loaned, at value	—	11,438,058	—	11,842,027
Payables:
Investments purchased	877,765	50,057,046	3,300,912	40,759,212
Variation margin on futures contracts	157,344	170,309	347,524	—
Capital shares redeemed	602,001	—	—	46,265
Investment advisory fees	621,598	1,145,632	5,265,614	432,321

Total liabilities	2,258,708	62,811,045	8,914,050	53,079,825

NET ASSETS	$1,435,281,811	$3,210,303,714	$13,235,695,199	$1,102,097,677

NET ASSETS CONSIST OF:
Paid-in capital	$1,719,777,038	$3,974,883,763	$13,768,431,337	$1,762,759,229
Accumulated loss	(284,495,227)	(764,580,049)	(532,736,138)	(660,661,552)

NET ASSETS	$1,435,281,811	$3,210,303,714	$13,235,695,199	$1,102,097,677

Shares outstanding	58,400,000	99,100,000	195,750,000	27,000,000

Net asset value	$24.58	$32.39	$67.62	$40.82

Shares authorized	627.8 million	340.2 million	2.5246 billion	255 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$—	$10,772,176	$—	$11,562,028
(b) Investments, at cost — Unaffiliated	$1,534,748,132	$3,232,669,605	$12,531,801,178	$1,421,159,712
(c) Investments, at cost — Affiliated	$634,000	$12,973,829	$5,650,000	$12,126,793
(d) Foreign currency, at cost	$3,182,988	$13,817,980	$4,062,728	$2,796,576
(e) Foreign currency collateral pledged, at cost	$804,147	$1,043,949	$1,409,603	$167,580

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2021

iShares MSCI South Korea ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$7,397,559,171
Affiliated(c)	228,640,131
Cash	2,206
Foreign currency, at value(d)	23,601,142
Receivables:
Investments sold	69,760,051
Securities lending income — Affiliated	164,718
Variation margin on futures contracts	22,167,401
Dividends	96,599,279

Total assets	7,838,494,099

LIABILITIES
Collateral on securities loaned, at value	225,640,015
Payables:
Investments purchased	68,245,581
Investment advisory fees	3,371,256
Foreign taxes	28,377

Total liabilities	297,285,229

NET ASSETS	$7,541,208,870

NET ASSETS CONSIST OF:
Paid-in capital	$4,647,087,189
Accumulated earnings	2,894,121,681

NET ASSETS	$7,541,208,870

Shares outstanding	85,500,000

Net asset value	$88.20

Shares authorized	300 million

Par value	$0.001

(a) Securities loaned, at value	$214,890,112
(b) Investments, at cost — Unaffiliated	$3,290,766,716
(c) Investments, at cost — Affiliated	$228,570,506
(d) Foreign currency, at cost	$23,904,660

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Operations (unaudited)

Six Months Ended February 28, 2021

	iShares MSCI Australia ETF	iShares MSCI Canada ETF	iShares MSCI Japan ETF	iShares MSCI Mexico ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$18,421,079	$39,308,540	$111,167,916	$11,386,050
Dividends — Affiliated	316	544	2,585	360
Interest — Unaffiliated	—	—	—	3,296
Securities lending income — Affiliated — net	—	59,630	12,096	55,032
Foreign taxes withheld	(902,631)	(5,894,764)	(11,110,710)	(907,893)

Total investment income	17,518,764	33,473,950	100,071,887	10,536,845

EXPENSES
Investment advisory fees	3,718,240	6,331,457	29,930,969	2,617,970

Total expenses	3,718,240	6,331,457	29,930,969	2,617,970

Net investment income	13,800,524	27,142,493	70,140,918	7,918,875

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(8,293,172)	(13,291,168)	(108,156,637)	(56,155,961)
Investments — Affiliated	—	4,656	(349)	(5,417)
In-kind redemptions — Unaffiliated	118,750,971	54,656,667	129,446,872	94,532,693
Futures contracts	292,237	1,058,198	10,103,459	319,053
Foreign currency transactions	178,422	513,779	2,087,181	181,758

Net realized gain	110,928,458	42,942,132	33,480,526	38,872,126

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	130,711,954	255,634,333	1,698,437,953	138,774,663
Investments — Affiliated	—	(8,293)	—	70
Futures contracts	(199,819)	(36,879)	1,732,498	98,952
Foreign currency translations	(274,562)	(141,396)	(1,030,492)	(90,405)

Net change in unrealized appreciation (depreciation)	130,237,573	255,447,765	1,699,139,959	138,783,280

Net realized and unrealized gain	241,166,031	298,389,897	1,732,620,485	177,655,406

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$254,966,555	$325,532,390	$1,802,761,403	$185,574,281

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$—	$37,221

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2021

iShares MSCI South Korea ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$130,165,301
Dividends — Affiliated	3,686
Securities lending income — Affiliated — net	1,362,921
Foreign taxes withheld	(24,743,989)

Total investment income	106,787,919

EXPENSES
Investment advisory fees	17,950,791
Commitment fees	3,724

Total expenses	17,954,515

Net investment income	88,833,404

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(8,396,951)
Investments — Affiliated	(86,126)
Futures contracts	14,591,089
Foreign currency transactions	(764,041)

Net realized gain	5,343,971

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,958,345,121
Investments — Affiliated	(28,340)
Futures contracts	4,973,119
Foreign currency translations	(3,678,162)

Net change in unrealized appreciation (depreciation)	1,959,611,738

Net realized and unrealized gain	1,964,955,709

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,053,789,113

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets

	iShares MSCI Australia ETF		iShares MSCI Canada ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,800,524	$43,009,696	$27,142,493	$56,669,716
Net realized gain (loss)	110,928,458	(12,752,763)	42,942,132	(69,176,744)
Net change in unrealized appreciation (depreciation)	130,237,573	(19,571,413)	255,447,765	104,743,202

Net increase in net assets resulting from operations	254,966,555	10,685,520	325,532,390	92,236,174

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,231,311)	(51,870,949)	(31,174,572)	(58,024,818)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(68,712,238)	(95,145,968)	649,911,483	(386,763,275)

NET ASSETS
Total increase (decrease) in net assets	172,023,006	(136,331,397)	944,269,301	(352,551,919)
Beginning of period	1,263,258,805	1,399,590,202	2,266,034,413	2,618,586,332

End of period	$1,435,281,811	$1,263,258,805	$3,210,303,714	$2,266,034,413

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Japan ETF		iShares MSCI Mexico ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$70,140,918	$180,579,828	$7,918,875	$11,772,899
Net realized gain (loss)	33,480,526	139,270,982	38,872,126	(68,548,989)
Net change in unrealized appreciation (depreciation)	1,699,139,959	600,757,658	138,783,280	(55,870,519)

Net increase (decrease) in net assets resulting from operations	1,802,761,403	920,608,468	185,574,281	(112,646,609)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(51,176,399)	(245,795,518)	(14,275,371)	(11,539,781)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,575,083,847	(2,935,960,843)	95,871,439	332,870,491

NET ASSETS
Total increase (decrease) in net assets	3,326,668,851	(2,261,147,893)	267,170,349	208,684,101
Beginning of period	9,909,026,348	12,170,174,241	834,927,328	626,243,227

End of period	$13,235,695,199	$9,909,026,348	$1,102,097,677	$834,927,328

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets (continued)

	iShares MSCI South Korea ETF

	Six Months Ended 08/31/20 (unaudited)	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$62,214,677	$88,833,404
Net realized gain (loss)	(216,214,550)	5,343,971
Net change in unrealized appreciation (depreciation)	925,582,094	1,959,611,738

Net increase in net assets resulting from operations	771,582,221	2,053,789,113

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(94,999,174)	(52,784,945)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	332,334,305	682,723,167

NET ASSETS
Total increase in net assets	1,008,917,352	2,683,727,335
Beginning of period	3,848,564,183	4,857,481,535

End of period	$4,857,481,535	$7,541,208,870

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$21.12		$21.67	$22.56	$22.58	$20.30	$18.66

Net investment income(a)	0.21		0.67	1.00	0.90	0.84	0.84
Net realized and unrealized gain (loss)(b)	3.45		(0.48)	(0.70)	0.07	2.45	1.59

Net increase from investment operations	3.66		0.19	0.30	0.97	3.29	2.43

Distributions(c)
From net investment income	(0.20)		(0.74)	(1.19)	(0.99)	(1.01)	(0.79)

Total distributions	(0.20)		(0.74)	(1.19)	(0.99)	(1.01)	(0.79)

Net asset value, end of period	$24.58		$21.12	$21.67	$22.56	$22.58	$20.30

Total Return
Based on net asset value	17.37	%(d)	0.99%	1.75%	4.43%	16.70%	13.36%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.51%	0.50%	0.47%	0.49%	0.48%

Net investment income	1.86	%(e)	3.23%	4.68%	3.95%	3.90%	4.41%

Supplemental Data
Net assets, end of period (000)	$1,435,282		$1,263,259	$1,399,590	$1,362,770	$1,765,912	$1,668,702

Portfolio turnover rate(f)	2	%(d)	8%	9%	3%	4%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$28.76		$28.22	$28.79	$27.83	$25.33	$24.02

Net investment income(a)	0.32		0.65	0.62	0.58	0.51	0.51
Net realized and unrealized gain (loss)(b)	3.70		0.54	(0.53)	0.97	2.47	1.29

Net increase from investment operations	4.02		1.19	0.09	1.55	2.98	1.80

Distributions(c)
From net investment income	(0.39)		(0.65)	(0.66)	(0.59)	(0.48)	(0.49)

Total distributions	(0.39)		(0.65)	(0.66)	(0.59)	(0.48)	(0.49)

Net asset value, end of period	$32.39		$28.76	$28.22	$28.79	$27.83	$25.33

Total Return
Based on net asset value	14.07	%(d)	4.32%	0.56%	5.61%	11.88%	7.73%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.51%	0.49%	0.47%	0.49%	0.48%

Net investment income	2.15	%(e)	2.37%	2.26%	2.01%	1.93%	2.18%

Supplemental Data
Net assets, end of period (000)	$3,210,304		$2,266,034	$2,618,586	$2,994,627	$3,127,920	$3,097,794

Portfolio turnover rate(f)	2	%(d)	9%	6%	3%	6%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF

	Six Months Ended 02/28/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)	08/31/20	08/31/19	08/31/18	08/31/17 (a)	08/31/16 (a)

Net asset value, beginning of period	$58.15		$54.05	$58.45	$54.57	$49.05	$48.61

Net investment income(b)	0.38		0.90	0.92	0.87	0.49	0.72
Net realized and unrealized gain (loss)(c)	9.35		4.36	(4.43)	3.87	5.96	0.44

Net increase (decrease) from investment operations	9.73		5.26	(3.51)	4.74	6.45	1.16

Distributions(d)
From net investment income	(0.26)		(1.16)	(0.89)	(0.86)	(0.93)	(0.72)

Total distributions	(0.26)		(1.16)	(0.89)	(0.86)	(0.93)	(0.72)

Net asset value, end of period	$67.62		$58.15	$54.05	$58.45	$54.57	$49.05

Total Return
Based on net asset value	16.74	%(e)	9.76%	(5.96)%	8.67%	13.31%	2.44%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.51%	0.49%	0.47%	0.49%	0.48%

Net investment income	1.18	%(f)	1.60%	1.68%	1.46%	1.45%	1.53%

Supplemental Data
Net assets, end of period (000)	$13,235,695		$9,909,026	$12,170,174	$16,973,038	$16,017,689	$14,015,180

Portfolio turnover rate(g)	3	%(e)	4%	7%	4%	4%	4%

(a)	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Mexico ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$33.00		$41.47	$50.38	$56.68	$50.48	$52.70

Net investment income(a)	0.30		0.61	1.09	0.95	0.88	0.93
Net realized and unrealized gain (loss)(b)	8.01		(8.52)	(8.75)	(6.17)	6.10	(1.82)

Net increase (decrease) from investment operations	8.31		(7.91)	(7.66)	(5.22)	6.98	(0.89)

Distributions(c)
From net investment income	(0.49)		(0.56)	(1.25)	(1.08)	(0.78)	(1.33)

Total distributions	(0.49)		(0.56)	(1.25)	(1.08)	(0.78)	(1.33)

Net asset value, end of period	$40.82		$33.00	$41.47	$50.38	$56.68	$50.48

Total Return
Based on net asset value	25.13	%(d)	(19.36)%	(15.23)%	(9.02)%	14.03%	(1.68)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.51%	0.49%	0.47%	0.49%	0.48%

Net investment income	1.52	%(e)	1.59%	2.46%	1.87%	1.79%	1.82%

Supplemental Data
Net assets, end of period (000)	$1,102,098		$834,927	$626,243	$1,168,930	$1,320,642	$1,317,518

Portfolio turnover rate(f)	8	%(d)	12%	5%	7%	8%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI South Korea ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16

Net asset value, beginning of period	$63.04		$53.34		$67.65		$68.19		$56.89		$48.15

Net investment income(a)	1.11		0.83		0.97		0.94		0.64		0.56
Net realized and unrealized gain (loss)(b)	24.68		10.18		(14.49)		0.70		11.31		9.38

Net increase (decrease) from investment operations	25.79		11.01		(13.52)		1.64		11.95		9.94

Distributions(c)
From net investment income	(0.63)		(1.31)		(0.79)		(2.18)		(0.65)		(1.20)

Total distributions	(0.63)		(1.31)		(0.79)		(2.18)		(0.65)		(1.20)

Net asset value, end of period	$88.20		$63.04		$53.34		$67.65		$68.19		$56.89

Total Return
Based on net asset value	41.00	%(d)	20.77%		(20.08)%		2.15%		21.28%		20.92%

Ratios to Average Net Assets
Total expenses	0.57	%(e)	0.59%		0.59%		0.59%		0.62%		0.64%

Net investment income	2.83	%(e)	1.45%		1.62%		1.31%		1.05%		1.09%

Supplemental Data
Net assets, end of period (000)	$7,541,209		$4,857,482		$3,848,564		$3,906,891		$3,784,638		$3,452,970

Portfolio turnover rate(f)	5	%(d)(g)	15	%(g)	16	%(g)	18	%(g)	16	%(g)	22	%(g)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Not annualized.

(e) Annualized.

(f)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(g) Portfolio turnover rate excluding cash creations was as follows:	3%		9%		5%		11%		6%		10%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Australia	Non-diversified
MSCI Canada	Diversified
MSCI Japan	Diversified
MSCI Mexico	Non-diversified
MSCI South Korea	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
MSCI Canada
Barclays Capital Inc.	$9,548,864	$9,548,864	$—	$—
BofA Securities, Inc.	208,776	208,776	—	—
JPMorgan Securities LLC	211,287	211,287	—	—
Wells Fargo Securities LLC	803,249	803,249	—	—

	$10,772,176	$10,772,176	$—	$—

MSCI Mexico
BofA Securities, Inc.	$370,019	$370,019	$—	$—
Credit Suisse Securities (USA) LLC	227,130	227,130	—	—
Morgan Stanley & Co. LLC	10,964,879	10,964,879	—	—

	$11,562,028	$11,562,028	$—	$—

MSCI South Korea
BofA Securities, Inc.	$23,594,003	$23,594,003	$—	$—
Citigroup Global Markets Inc.	6,105,919	6,105,919	—	—
JPMorgan Securities LLC	7,593,684	7,593,684	—	—
Macquarie Bank Limited	5,809,941	5,809,941	—	—
Morgan Stanley & Co. LLC	171,786,565	171,786,565	—	—

	$214,890,112	$214,890,112	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities

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Notes to Financial Statements (unaudited) (continued)

in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

For its investment advisory services to the iShares MSCI South Korea ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.74%
Over $2 billion, up to and including $4 billion	0.69
Over $4 billion, up to and including $8 billion	0.64
Over $8 billion, up to and including $16 billion	0.57
Over $16 billion, up to and including $24 billion	0.51
Over $24 billion, up to and including $32 billion	0.48
Over $32 billion	0.45

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement,

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Notes to Financial Statements (unaudited) (continued)

will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Canada	$15,251
MSCI Japan	3,085
MSCI Mexico	14,846
MSCI South Korea	358,134

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Australia	$1,861,169	$3,978,430	$(1,079,065)
MSCI Canada	2,216,711	4,579,524	(1,033,452)
MSCI Japan	142,643,968	61,008,840	(74,710,247)
MSCI South Korea	17,412,510	7,285,589	642,691

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Australia	$40,628,683	$25,326,278
MSCI Canada	86,043,044	55,014,487
MSCI Japan	437,283,607	301,343,829
MSCI Mexico	97,057,015	84,967,301
MSCI South Korea	910,672,725	286,430,217

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Australia	$372,944,402	$456,469,734
MSCI Canada	860,281,951	245,789,116
MSCI Japan	2,176,444,411	654,802,131
MSCI Mexico	889,301,737	807,725,585

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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Notes to Financial Statements (unaudited) (continued)

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Australia	$252,639,282
MSCI Canada	752,314,273
MSCI Japan	1,205,625,657
MSCI Mexico	368,643,806
MSCI South Korea	613,182,217

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Australia	$1,573,609,763	$111,332,259	$(259,625,787)	$(148,293,528)
MSCI Canada	3,267,967,003	379,211,520	(438,324,708)	(59,113,188)
MSCI Japan	12,570,744,219	2,059,575,433	(1,420,599,840)	638,975,593
MSCI Mexico	1,441,468,261	28,761,492	(356,840,484)	(328,078,992)
MSCI South Korea	4,153,831,378	4,205,068,912	(725,779,038)	3,479,289,874

9.	LINE OF CREDIT

The iShares MSCI South Korea ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1 and $200 million with respect to Tier 2, including the Fund. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

During the six months ended February 28, 2021, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20
iShares ETF	Shares	Amount	Shares	Amount

MSCI Australia
Shares sold	17,600,000	$390,353,567	24,400,000	$512,582,367
Shares redeemed	(19,000,000)	(459,065,805)	(29,200,000)	(607,728,335)

Net decrease	(1,400,000)	$(68,712,238)	(4,800,000)	$(95,145,968)

MSCI Canada
Shares sold	28,800,000	$897,123,984	20,400,000	$565,536,537
Shares redeemed	(8,500,000)	(247,212,501)	(34,400,000)	(952,299,812)

Net increase (decrease)	20,300,000	$649,911,483	(14,000,000)	$(386,763,275)

MSCI Japan
Shares sold	35,550,000	$2,231,781,943	65,100,000	$3,621,012,076
Shares redeemed	(10,200,000)	(656,698,096)	(119,850,000)	(6,556,972,919)

Net increase (decrease)	25,350,000	$1,575,083,847	(54,750,000)	$(2,935,960,843)

MSCI Mexico
Shares sold	22,600,000	$915,962,821	56,300,000	$2,102,863,393
Shares redeemed	(20,900,000)	(820,091,382)	(46,100,000)	(1,769,992,902)

Net increase	1,700,000	$95,871,439	10,200,000	$332,870,491

MSCI South Korea
Shares sold	9,750,000	$767,091,448	9,900,000	$576,836,249
Shares redeemed	(1,300,000)	(84,368,281)	(5,000,000)	(244,501,944)

Net increase	8,450,000	$682,723,167	4,900,000	$332,334,305

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Australia ETF, iShares MSCI Canada ETF, iShares MSCI Japan ETF, iShares MSCI Mexico ETF and iShares MSCI South Korea ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Australia(a)	$0.180529	$—	$0.019912	$0.200441	90%	—%	10%	100%
MSCI Canada(a)	0.239556	—	0.145791	0.385347	62	—	38	100
MSCI Mexico(a)	0.477685	—	0.013204	0.490889	97	—	3	100
MSCI South Korea(a)	—	—	0.630268	0.630268	—	—	100	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	51

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

CPO	Certificates of Participation (Ordinary)

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	53

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-815-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares, Inc.

🌑	iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca

🌑	iShares MSCI BRIC ETF | BKF | NYSE Arca

🌑	iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ

🌑	iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® Core MSCI Emerging Markets ETF

Investment Objective

The iShares Core MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	22.53%	36.20%	14.74%	5.77%	36.20%	98.86%	59.91%
Fund Market	22.91	35.75	14.74	5.79	35.75	98.89	60.19
Index	22.85	36.63	14.74	5.77	36.63	98.88	59.94

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,225.30	$ 0.66		$ 1,000.00	$ 1,024.20	$ 0.60		0.12%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	20.7%
Consumer Discretionary	18.0
Financials	16.8
Communication Services	11.5
Materials	8.2
Consumer Staples	5.5
Industrials	5.3
Health Care	4.9
Energy	4.4
Real Estate	2.6
Utilities	2.1

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
China	36.9%
Taiwan	14.4
South Korea	13.6
India	10.1
Brazil	4.4
South Africa	3.5
Russia	2.7
Saudi Arabia	2.5
Thailand	2.0
Mexico	1.6

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI BRIC ETF

Investment Objective

The iShares MSCI BRIC ETF (the “Fund”) seeks to track the investment of an index composed of Chinese equities that are available to international investors, and Brazilian, Russian, and Indian equities, as represented by the MSCI BRIC Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	15.36%	31.05%	17.84%	3.47%	31.05%	127.24%	40.63%
Fund Market	16.06	30.69	17.96	3.42	30.69	128.42	40.02
Index	15.86	31.87	18.47	4.21	31.87	133.38	51.00

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,153.60	$ 3.79		$ 1,000.00	$ 1,021.30	$ 3.56		0.71%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Discretionary	27.1%
Financials	17.0
Communication Services	16.5
Information Technology	6.9
Energy	6.1
Materials	6.1
Health Care	5.6
Consumer Staples	5.5
Industrials	4.3
Real Estate	2.7
Utilities	2.2

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
China	70.7%
India	16.6
Brazil	7.5
Russia	5.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® MSCI Emerging Markets Asia ETF

Investment Objective

The iShares MSCI Emerging Markets Asia ETF (the “Fund”) seeks to track the investment results of an index composed of Asian emerging market equities, as represented by the MSCI EM Asia Custom Capped Index (the “Index”) The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	22.77%	42.50%	16.57%	7.85%	42.50%	115.26%	98.32%
Fund Market	23.03	42.94	16.71	7.93	42.94	116.51	99.64
Index	23.40	43.51	17.16	8.27	43.51	120.75	105.49

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through May 31, 2018 reflects the performance of the MSCI Emerging Markets Asia. Index performance beginning on June 1, 2018 reflects the performance of the MSCI EM Asia Custom Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,227.70	$ 2.76		$ 1,000.00	$ 1,022.30	$ 2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	22.9%
Consumer Discretionary	19.7
Financials	16.1
Communication Services	12.0
Materials	5.8
Industrials	5.6
Consumer Staples	5.3
Health Care	4.7
Energy	3.3
Real Estate	2.6
Utilities	2.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
China	48.3%
Taiwan	17.1
South Korea	15.5
India	11.4
Thailand	2.6
Malaysia	2.2
Indonesia	1.8
Philippines	1.1
Pakistan	0.0	(b)

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF

Investment Objective

The iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6 Months		1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	27.11	%(a)	41.33%	11.14%	3.89%	41.33%	69.57%	43.94%
Fund Market	29.03		41.94	11.25	3.94	41.94	70.38	44.54
Index	27.48		41.75	11.36	4.33	41.75	71.23	49.84

The inception date of the Fund was 8/16/11. The first day of secondary market trading was 8/18/11.

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,271.10	$ 3.94		$ 1,000.00	$ 1,021.30	$ 3.51		0.70%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	17.9%
Industrials	14.6
Consumer Discretionary	12.8
Materials	12.3
Financials	10.6
Health Care	9.1
Real Estate	6.9
Consumer Staples	5.7
Utilities	4.2
Communication Services	3.8
Energy	2.1

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Taiwan	21.1%
South Korea	17.5
India	16.7
China	11.7
Brazil	5.9
Thailand	3.6
South Africa	3.4
Malaysia	3.2
Saudi Arabia	2.3
Indonesia	2.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Adecoagro SA(a)(b)	1,050,674	$8,668,060
Arcos Dorados Holdings Inc., Class A	1,282,750	6,760,093
Banco Macro SA, ADR(a)	380,143	5,154,739
Central Puerto SA, ADR(a)	904,797	1,990,553
Despegar.com Corp.(a)	489,041	5,819,588
Globant SA(a)(b)	311,373	66,858,011
Grupo Financiero Galicia SA, ADR	926,713	6,904,012
Pampa Energia SA, ADR(a)(b)	425,937	5,677,740
Telecom Argentina SA, ADR	772,038	4,601,346
Transportadora de Gas del Sur SA, Class B, ADR(a)	665,493	3,127,817
YPF SA, ADR(a)	1,488,805	6,446,526

		122,008,485

Brazil — 3.4%
AES Tiete Energia SA	1,514,744	4,185,690
Aliansce Sonae Shopping Centers SA(a)	1,352,801	5,687,393
Alupar Investimento SA	1,504,324	6,394,602
Ambev SA	38,949,999	97,985,661
Anima Holding SA(a)	2,276,100	3,790,063
Arezzo Industria e Comercio SA	443,512	5,675,757
Atacadao SA	3,182,700	10,856,376
B2W Cia. Digital(a)	1,871,803	27,541,085
B3 SA - Brasil, Bolsa, Balcao	17,169,828	167,291,099
Banco ABC Brasil SA(a)	21,269	58,238
Banco Bradesco SA	11,146,388	41,181,064
Banco BTG Pactual SA	1,978,400	36,081,603
Banco do Brasil SA	7,024,213	35,353,922
Banco Inter SA	827,467	23,070,280
Banco Santander Brasil SA	3,281,063	22,012,892
BB Seguridade Participacoes SA	5,455,943	24,895,637
BK Brasil Operacao e Assessoria a Restaurantes SA	1,859,200	2,945,736
BR Malls Participacoes SA(a)	6,419,224	9,617,807
BR Properties SA	2,521,891	3,683,475
BRF SA(a)	4,672,958	18,144,967
Camil Alimentos SA	1,168,882	2,187,570
CCR SA	10,169,487	20,528,567
Centrais Eletricas Brasileiras SA	2,712,300	15,773,345
Cia Brasileira de Distribuicao	1,304,700	19,431,030
Cia. de Locacao das Americas	2,883,336	12,344,479
Cia. de Saneamento Basico do Estado de Sao Paulo	2,812,928	18,574,344
Cia. de Saneamento de Minas Gerais-COPASA	1,805,500	4,674,884
Cia. de Saneamento do Parana	1,629,406	5,786,050
Cia. Hering	1,486,700	3,974,813
Cia. Siderurgica Nacional SA	5,859,956	34,562,179
Cielo SA	10,795,618	6,973,601
Cogna Educacao(a)	15,740,615	10,563,318
Construtora Tenda SA	713,500	3,271,086
Cosan Logistica SA(a)	1,524,523	5,569,533
Cosan SA	1,297,572	18,952,344
CPFL Energia SA	1,526,700	7,906,005
CVC Brasil Operadora e Agencia de Viagens SA(a)	1,642,529	4,871,839
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,519,000	11,209,517
Duratex SA	2,762,608	9,125,993
EcoRodovias Infraestrutura e Logistica SA(a)	2,229,500	4,412,554
EDP - Energias do Brasil SA	2,357,600	7,618,876
Embraer SA(a)	6,731,183	14,771,511

Security	Shares	Value

Brazil (continued)
Enauta Participacoes SA	832,700	$1,940,907
Energisa SA	1,469,375	11,513,912
Eneva SA(a)	1,455,000	17,753,295
Engie Brasil Energia SA	1,590,375	11,742,929
Equatorial Energia SA	7,475,080	26,959,943
Ez Tec Empreendimentos e Participacoes SA	958,606	5,418,234
Fleury SA	1,809,014	8,709,027
Grendene SA	2,929,600	3,737,533
GRUPO DE MODA SOMA SA(a)	1,849,800	4,451,031
Grupo SBF SA(a)	977,000	3,919,886
Guararapes Confeccoes SA	917,438	2,024,832
Hapvida Participacoes e Investimentos SA(c)	9,613,370	26,737,107
Hypera SA	3,055,600	17,972,666
Iguatemi Empresa de Shopping Centers SA	1,006,500	5,697,971
Instituto Hermes Pardini SA	536,344	1,924,777
Iochpe Maxion SA	1,067,728	2,412,089
IRB Brasil Resseguros S/A(a)	8,129,835	8,752,660
JBS SA	8,788,861	40,718,887
JHSF Participacoes SA	2,579,900	2,999,749
Klabin SA	5,997,924	31,716,712
Light SA(a)	2,588,952	8,552,338
Linx SA	1,284,500	8,910,519
Localiza Rent a Car SA	5,102,003	53,097,707
Locaweb Servicos de Internet SA(c)	2,873,900	14,841,217
LOG Commercial Properties e Participacoes SA	652,572	3,723,596
Lojas Americanas SA	67,887	303,436
Lojas Quero Quero S/A	1,732,900	5,217,621
Lojas Renner SA	6,678,336	43,930,666
M. Dias Branco SA	938,997	4,823,837
Magazine Luiza SA	24,733,272	107,311,170
Mahle-Metal Leve SA	378,071	1,202,110
Marfrig Global Foods SA(a)	3,391,313	8,458,430
Minerva SA	2,586,000	4,500,982
Movida Participacoes SA	1,291,600	4,102,120
MRV Engenharia e Participacoes SA	2,656,142	8,016,492
Multiplan Empreendimentos Imobiliarios SA	2,279,929	8,051,068
Natura & Co. Holding SA(a)	7,545,100	62,507,472
Notre Dame Intermedica Participacoes SA	4,310,979	67,081,418
Odontoprev SA	2,168,000	5,068,865
Omega Geracao SA(a)	803,600	5,699,986
Petro Rio SA(a)	980,400	14,708,507
Petrobras Distribuidora SA	6,368,312	22,762,540
Petroleo Brasileiro SA	30,896,079	122,795,982
Qualicorp Consultoria e Corretora de Seguros SA	1,923,300	10,901,938
Raia Drogasil SA	8,922,385	37,190,946
Rumo SA(a)	10,759,781	34,945,324
Santos Brasil Participacoes SA	3,383,600	3,515,318
Sao Martinho SA	1,640,811	9,191,757
Ser Educacional SA(c)	621,200	1,369,905
SIMPAR SA	763,418	5,143,745
SLC Agricola SA	862,778	6,344,218
Sul America SA	2,489,432	14,754,210
Suzano SA(a)	5,564,554	73,058,454
Telefonica Brasil SA	3,756,240	29,656,034
TIM SA	6,674,500	15,329,775
TOTVS SA	4,137,300	23,295,767
Transmissora Alianca de Energia Eletrica SA	1,688,800	9,257,559
Ultrapar Participacoes SA	6,018,460	20,864,095
Vale SA	30,791,383	522,227,778
Via Varejo SA(a)	10,773,471	22,946,340

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Vivara Participacoes SA	909,700	$3,876,760
WEG SA	7,016,059	98,259,195
Wiz Solucoes e Corretagem de Seguros SA	995,700	1,118,433
YDUQS Participacoes SA	2,366,924	12,792,232

		2,568,348,794

Chile — 0.5%
AES Gener SA	32,651,989	5,621,324
Aguas Andinas SA, Class A	23,654,648	6,787,255
Banco de Chile	363,966,442	39,916,173
Banco de Credito e Inversiones SA	408,943	17,756,282
Banco Santander Chile	521,576,717	29,859,198
CAP SA	646,068	9,112,510
Cencosud SA	11,746,154	23,023,872
Cencosud Shopping SA	3,639,349	7,196,467
Cia. Cervecerias Unidas SA	987,699	8,529,364
Cia. Sud Americana de Vapores SA(a)	145,760,512	6,963,820
Colbun SA	65,790,245	12,299,793
Empresa Nacional de Telecomunicaciones SA	1,475,619	9,998,386
Empresas CMPC SA	8,862,394	25,860,342
Empresas COPEC SA	3,180,463	35,891,642
Enel Americas SA	285,234,770	43,445,676
Enel Chile SA(a)	225,857,923	16,708,933
Engie Energia Chile SA	6,184,321	7,354,448
Falabella SA	6,103,906	25,313,016
Forus SA	559,926	1,087,844
Grupo Security SA	9,032,962	1,998,526
Inversiones Aguas Metropolitanas SA	5,371,884	4,078,106
Inversiones La Construccion SA	330,724	2,355,226
Itau CorpBanca Chile SA	1,477,936,696	5,211,414
Parque Arauco SA	5,330,399	9,832,753
Ripley Corp. SA	6,847,064	2,206,073
SMU SA	19,384,883	2,868,181
SONDA SA	5,160,131	3,310,841
Vina Concha y Toro SA	4,331,608	7,037,957

		371,625,422

China — 36.8%
21Vianet Group Inc., ADR(a)(b)	736,449	26,836,202
360 DigiTech Inc.(a)(b)	553,109	12,959,344
360 Security Technology Inc., Class A	2,961,188	7,357,443
361 Degrees International Ltd.(b)	9,082,000	2,083,954
3SBio Inc.(a)(c)	10,612,000	10,560,905
51job Inc., ADR(a)(b)	233,280	15,303,168
AAC Technologies Holdings Inc.(b)	6,081,000	32,767,092
AECC Aviation Power Co. Ltd., Class A	1,328,616	12,339,192
Agile Group Holdings Ltd.	9,470,500	13,380,430
Agricultural Bank of China Ltd., Class A	41,174,347	20,714,734
Agricultural Bank of China Ltd., Class H	226,902,000	82,484,823
AGTech Holdings Ltd.(a)	14,356,000	399,737
Aier Eye Hospital Group Co. Ltd., Class A	2,102,577	23,453,362
Air China Ltd., Class H	16,996,000	14,022,108
AK Medical Holdings Ltd.(c)	3,382,000	4,978,819
Alibaba Group Holding Ltd., ADR(a)	15,767,195	3,748,808,284
Alibaba Health Information Technology Ltd.(a)	33,790,000	113,252,593
Alibaba Pictures Group Ltd.(a)(b)	105,890,000	14,742,302
A-Living Smart City Services Co. Ltd.(c)	3,866,500	16,198,992
Aluminum Corp. of China Ltd., Class H(a)	37,616,000	19,008,388
Anhui Conch Cement Co. Ltd., Class A	2,238,529	18,426,837
Anhui Conch Cement Co. Ltd., Class H	10,090,000	64,905,026
Anhui Gujing Distillery Co. Ltd., Class A	212,855	7,695,806

Security	Shares	Value

China (continued)
Anhui Gujing Distillery Co. Ltd., Class B	843,980	$11,195,259
Anhui Kouzi Distillery Co. Ltd., Class A	375,708	3,331,587
ANTA Sports Products Ltd.	9,003,000	138,108,632
Aoyuan Healthy Life Group Co. Ltd.(b)	3,336,000	2,184,622
Ascletis Pharma Inc.(a)(b)(c)	3,990,000	1,558,483
Asia Cement China Holdings Corp.	4,726,000	4,447,369
Asymchem Laboratories Tianjin Co. Ltd., Class A	137,100	5,564,527
Autobio Diagnostics Co. Ltd., Class A	177,790	3,371,503
Autohome Inc., ADR	500,293	57,053,414
Avic Capital Co. Ltd., Class A	8,002,191	5,075,581
AVIC Jonhon Optronic Technology Co. Ltd., Class A	753,661	8,005,507
AVIC Shenyang Aircraft Co. Ltd., Class A	636,167	7,962,089
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	1,708,527	8,350,355
AviChina Industry & Technology Co. Ltd., Class H	21,286,000	14,405,886
Baidu Inc., ADR(a)	2,245,044	636,380,172
Bank of Beijing Co. Ltd., Class A	15,114,806	11,126,434
Bank of Chengdu Co. Ltd., Class A	2,847,708	4,834,184
Bank of China Ltd., Class A	22,217,100	11,108,807
Bank of China Ltd., Class H	655,006,000	229,668,162
Bank of Communications Co. Ltd., Class A	22,305,680	15,731,376
Bank of Communications Co. Ltd., Class H	70,066,000	39,561,072
Bank of Hangzhou Co. Ltd., Class A	3,588,240	8,871,132
Bank of Jiangsu Co. Ltd., Class A	10,783,308	9,568,743
Bank of Nanjing Co. Ltd., Class A	6,861,121	9,317,787
Bank of Ningbo Co. Ltd., Class A	3,199,976	19,802,779
Bank of Shanghai Co. Ltd., Class A	9,405,464	12,163,521
Baoshan Iron & Steel Co. Ltd., Class A	9,876,829	11,462,264
Baozun Inc., ADR(a)(b)	489,112	22,464,914
BBMG Corp., Class A	16,719,536	7,379,472
BeiGene Ltd., ADR(a)(b)	379,650	121,488,000
Beijing Capital International Airport Co. Ltd., Class H	15,304,000	11,935,674
Beijing Capital Land Ltd., Class H	12,664,000	2,105,946
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	768,250	1,913,358
Beijing Energy International Holding Co. Ltd.(a)	55,460,852	1,930,354
Beijing Enlight Media Co. Ltd., Class A	1,839,694	3,855,497
Beijing Enterprises Holdings Ltd.	3,695,500	12,790,989
Beijing Enterprises Urban Resources Group Ltd.(a)	17,880,000	2,927,237
Beijing Enterprises Water Group Ltd.(b)	41,042,000	16,242,524
Beijing Gas Blue Sky Holdings Ltd.(a)(d)	92,816,000	1,318,533
Beijing New Building Materials PLC, Class A	998,719	7,453,575
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,465,061	10,678,462
Beijing Shiji Information Technology Co. Ltd., Class A	661,295	3,585,159
Beijing Shunxin Agriculture Co. Ltd., Class A	485,400	4,090,039
Beijing Sinnet Technology Co. Ltd., Class A	1,307,487	3,841,841
Beijing Tiantan Biological Products Corp. Ltd., Class A	721,537	3,907,302
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	2,637,000	3,548,928
BEST Inc., ADR(a)(b)	1,849,047	4,049,413
Betta Pharmaceuticals Co. Ltd., Class A	252,394	4,602,792
BGI Genomics Co. Ltd., Class A	282,600	6,018,473
Bilibili Inc., ADR(a)(b)	985,424	124,133,861
BOC Aviation Ltd.(b)(c)	1,718,000	16,610,054
BOE Technology Group Co. Ltd., Class A	17,549,200	16,493,380
Bosideng International Holdings Ltd.(b)	27,236,000	11,480,946
Brilliance China Automotive Holdings Ltd.	25,166,000	22,579,278
BYD Co. Ltd., Class A	933,686	28,424,769

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
BYD Co. Ltd., Class H	6,513,000	$165,567,314
BYD Electronic International Co. Ltd.(b)	5,660,500	31,559,312
C&D International Investment Group Ltd.	3,752,000	6,471,509
Caitong Securities Co. Ltd., Class A	2,477,886	4,294,337
CanSino Biologics Inc., Class H(a)(b)(c)	604,400	28,749,973
Canvest Environmental Protection Group Co. Ltd.	8,894,000	3,668,882
CAR Inc.(a)	6,919,000	3,576,632
Central China Real Estate Ltd.	5,171,000	2,306,414
CGN New Energy Holdings Co. Ltd.(a)(b)	11,850,000	3,360,684
CGN Power Co. Ltd., Class H(c)	74,620,000	16,448,942
Changchun High & New Technology Industry Group Inc., Class A	211,942	13,767,391
Changjiang Securities Co. Ltd., Class A	4,264,496	4,771,344
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	202,851	5,981,113
Chaowei Power Holdings Ltd.	6,122,000	2,604,317
Chaozhou Three-Circle Group Co. Ltd., Class A	1,081,846	6,244,132
China Aircraft Leasing Group Holdings Ltd.	4,716,000	4,462,276
China Animal Healthcare Ltd.(a)(b)(d)	1,237,000	2
China Aoyuan Group Ltd.	10,210,000	9,673,858
China BlueChemical Ltd., Class H	18,036,000	4,371,039
China Bohai Bank Co. Ltd., Class H(a)(c)	21,593,000	11,913,610
China Cinda Asset Management Co. Ltd., Class H	69,527,000	13,802,598
China CITIC Bank Corp. Ltd., Class H	73,311,000	34,588,907
China Communications Services Corp. Ltd., Class H	20,556,000	9,698,539
China Conch Venture Holdings Ltd.	13,689,500	60,882,615
China Construction Bank Corp., Class A	8,002,668	8,966,160
China Construction Bank Corp., Class H	801,807,000	643,938,666
China Datang Corp. Renewable Power Co. Ltd., Class H	23,349,000	4,996,467
China Dongxiang Group Co. Ltd.(b)	37,794,000	4,238,661
China East Education Holdings Ltd.(c)	4,812,500	10,831,824
China Education Group Holdings Ltd.	6,024,000	11,197,907
China Everbright Bank Co. Ltd., Class A	22,344,282	14,137,913
China Everbright Bank Co. Ltd., Class H	22,943,000	9,937,476
China Everbright Environment Group Ltd.	31,184,148	17,848,572
China Everbright Greentech Ltd.(b)(c)	8,443,000	3,635,213
China Everbright Ltd.	8,158,000	10,537,511
China Everbright Water Ltd.(b)	9,395,100	1,589,755
China Evergrande Group(b)	15,816,000	32,376,788
China Feihe Ltd.(c)	9,978,000	27,333,110
China Fiber Optic Network System Group Ltd.(a)(d)	10,394,800	13
China Foods Ltd.	9,342,000	3,901,858
China Fortune Land Development Co. Ltd., Class A	2,647,134	3,464,231
China Galaxy Securities Co. Ltd., Class H	34,596,000	21,362,300
China Gas Holdings Ltd.	21,834,800	87,960,128
China Gezhouba Group Co. Ltd., Class A	3,651,293	3,803,518
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(b)	9,399,000	7,512,076
China Greatwall Technology Group Co. Ltd., Class A	1,822,700	4,857,833
China Harmony Auto Holding Ltd.(b)	7,408,500	3,170,699
China High Speed Transmission Equipment Group Co. Ltd.(b)	4,929,000	4,790,896
China Hongqiao Group Ltd.	14,399,000	17,856,405
China Huarong Asset Management Co. Ltd., Class H(c)	81,237,000	9,634,481
China Huishan Dairy Holdings Co. Ltd.(a)(d)	16,599,187	21
China Huiyuan Juice Group Ltd.(a)(d)	10,877,000	14

Security	Shares	Value

China (continued)
China International Capital Corp. Ltd., Class H(a)(c)	11,181,600	$25,801,419
China Jinmao Holdings Group Ltd.	45,834,000	19,084,329
China Jushi Co. Ltd., Class A	2,004,193	6,943,700
China Kepei Education Group Ltd.	7,088,000	4,888,370
China Lesso Group Holdings Ltd.	9,286,000	17,165,816
China Life Insurance Co. Ltd., Class A	1,526,621	7,812,334
China Life Insurance Co. Ltd., Class H	61,682,000	130,085,341
China Lilang Ltd.	4,529,000	3,234,437
China Literature Ltd.(a)(b)(c)	2,546,200	23,731,076
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	12,409,000	7,198,399
China Longyuan Power Group Corp. Ltd., Class H	26,384,000	39,249,403
China Lumena New Materials Corp.(a)(b)(d)	64,600	0	(e)
China Maple Leaf Educational Systems Ltd.(a)(b)	15,406,000	4,309,593
China Medical System Holdings Ltd.	11,157,000	17,431,577
China Meidong Auto Holdings Ltd.	4,912,000	18,679,575
China Mengniu Dairy Co. Ltd.	23,049,000	125,980,857
China Merchants Bank Co. Ltd., Class A	10,595,489	83,555,867
China Merchants Bank Co. Ltd., Class H	32,396,464	248,694,391
China Merchants Energy Shipping Co. Ltd., Class A	3,981,688	3,213,690
China Merchants Land Ltd.	24,510,000	3,665,118
China Merchants Port Holdings Co. Ltd.	11,170,270	16,271,543
China Merchants Securities Co. Ltd., Class A	3,846,691	12,929,455
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,693,810	9,315,400
China Metal Recycling Holdings Ltd.(a)(d)	62,400	0	(e)
China Minsheng Banking Corp. Ltd., Class A	19,963,917	15,959,180
China Minsheng Banking Corp. Ltd., Class H	47,158,220	28,146,540
China Modern Dairy Holdings Ltd.(a)	10,581,000	3,682,791
China Molybdenum Co. Ltd., Class A	11,051,071	11,426,526
China Molybdenum Co. Ltd., Class H	25,137,000	19,442,464
China National Building Material Co. Ltd., Class H	32,132,850	48,712,810
China National Chemical Engineering Co. Ltd., Class A	5,849,222	5,524,393
China National Nuclear Power Co. Ltd., Class A	11,398,909	9,094,710
China National Software & Service Co. Ltd., Class A	286,399	2,571,463
China New Higher Education Group Ltd.(c)	7,426,000	4,432,233
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	2,262,700	7,224,745
China Oilfield Services Ltd., Class H	14,200,000	16,328,256
China Oriental Group Co. Ltd.	12,970,000	4,079,589
China Overseas Grand Oceans Group Ltd.	14,646,500	8,043,222
China Overseas Land & Investment Ltd.	31,604,000	80,014,768
China Overseas Property Holdings Ltd.	11,910,000	7,845,476
China Pacific Insurance Group Co. Ltd., Class A	3,407,342	23,236,717
China Pacific Insurance Group Co. Ltd., Class H	22,915,400	105,310,964
China Petroleum & Chemical Corp., Class A	15,543,710	10,818,481
China Petroleum & Chemical Corp., Class H	198,844,200	109,965,596
China Power International Development Ltd.	37,856,000	8,100,828
China Railway Group Ltd., Class A	12,187,566	10,739,601
China Railway Group Ltd., Class H	28,766,000	15,203,723
China Renewable Energy Investment Ltd.(a)(d)	8,046	0	(e)
China Resources Beer Holdings Co. Ltd.	12,184,000	91,882,408
China Resources Cement Holdings Ltd.	20,418,000	24,320,460
China Resources Gas Group Ltd.	7,524,000	37,584,355
China Resources Land Ltd.	26,459,777	125,692,767
China Resources Medical Holdings Co. Ltd.	8,492,000	7,290,727
China Resources Pharmaceutical Group Ltd.(c)	13,545,500	8,643,445
China Resources Power Holdings Co. Ltd.	15,878,000	18,482,902

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	865,427	$3,496,513
China SCE Group Holdings Ltd.	18,258,200	7,555,263
China Shenhua Energy Co. Ltd., Class A	3,295,929	9,028,410
China Shenhua Energy Co. Ltd., Class H	27,840,500	52,900,665
China Shineway Pharmaceutical Group Ltd.	3,766,000	2,742,934
China Shipbuilding Industry Co. Ltd., Class A(a)	15,334,118	9,749,696
China South City Holdings Ltd.(b)	43,528,000	5,162,299
China Southern Airlines Co. Ltd., Class A(a)	6,985,684	6,543,840
China Southern Airlines Co. Ltd., Class H(a)(b)	12,346,000	8,435,071
China State Construction Engineering Corp. Ltd., Class A	22,996,519	17,922,085
China State Construction International Holdings Ltd.	16,770,000	11,565,741
China Suntien Green Energy Corp. Ltd., Class H	20,333,000	6,343,128
China Taiping Insurance Holdings Co. Ltd.	13,372,508	28,822,772
China Tian Lun Gas Holdings Ltd.	2,970,000	2,752,783
China Tobacco International HK Co. Ltd.(b)	2,357,000	5,456,982
China Tourism Group Duty Free Corp. Ltd., Class A	987,879	46,942,109
China Tower Corp. Ltd., Class H(c)	368,584,000	55,116,430
China Traditional Chinese Medicine Holdings Co. Ltd.	22,536,000	13,508,788
China Travel International Investment Hong Kong Ltd.(a)	26,180,000	4,556,066
China Vanke Co. Ltd., Class A	5,183,886	26,480,031
China Vanke Co. Ltd., Class H	13,661,187	57,938,994
China Vast Industrial Urban Development Co. Ltd.(b)(c)	3,524,000	1,403,722
China Water Affairs Group Ltd.(b)	8,168,000	6,433,444
China Yangtze Power Co. Ltd., Class A	11,173,699	34,056,430
China Youzan Ltd.(a)	117,028,000	50,085,784
China Yuchai International Ltd.	128,233	2,018,387
China Yuhua Education Corp. Ltd.(c)	10,370,000	8,582,235
China ZhengTong Auto Services Holdings Ltd.(a)(b)	10,689,000	1,129,894
China Zheshang Bank Co. Ltd., Class A	10,713,300	6,795,167
China Zhongwang Holdings Ltd.(a)	14,843,200	4,362,636
Chinasoft International Ltd.	18,204,000	19,313,157
Chongqing Brewery Co. Ltd., Class A	326,700	6,087,449
Chongqing Changan Automobile Co. Ltd., Class A(a)	2,329,383	6,524,580
Chongqing Rural Commercial Bank Co. Ltd., Class H	19,547,000	8,617,729
Chongqing Zhifei Biological Products Co. Ltd., Class A	812,376	21,874,482
CIFI Holdings Group Co. Ltd.	26,814,000	25,405,957
CIMC Enric Holdings Ltd.(b)	8,120,000	5,129,071
CITIC Ltd.	47,406,000	40,149,976
CITIC Resources Holdings Ltd.(a)	39,636,000	2,043,791
CITIC Securities Co. Ltd., Class A	5,690,445	23,930,280
CITIC Securities Co. Ltd., Class H	17,716,000	38,184,627
COFCO Joycome Foods Ltd.	19,364,000	12,905,423
Colour Life Services Group Co. Ltd.	4,115,000	2,015,766
Concord New Energy Group Ltd.	83,640,000	6,037,938
Consun Pharmaceutical Group Ltd.	5,666,000	2,388,421
Contemporary Amperex Technology Co. Ltd., Class A	1,173,947	58,378,040
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	5,224,005	10,190,270
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	21,212,500	23,571,419
COSCO SHIPPING International Hong Kong Co. Ltd.	11,316,000	3,559,339
COSCO SHIPPING Ports Ltd.	15,172,000	11,030,839

Security	Shares	Value

China (continued)
Country Garden Holdings Co. Ltd.(b)	63,531,733	$79,032,301
Country Garden Services Holdings Co. Ltd.	12,024,000	98,890,884
CPMC Holdings Ltd.	6,780,000	3,513,519
CSC Financial Co. Ltd., Class A	1,460,592	7,961,312
CSPC Pharmaceutical Group Ltd.	75,071,760	78,387,756
CStone Pharmaceuticals(a)(c)	5,036,000	6,517,875
CT Environmental Group Ltd.(a)(b)(d)	33,362,000	877,342
Dali Foods Group Co. Ltd.(c)	17,189,000	10,458,737
Daqin Railway Co. Ltd., Class A	11,361,862	11,449,796
Daqo New Energy Corp., ADR(a)(b)	420,147	43,800,325
DaShenLin Pharmaceutical Group Co. Ltd., Class A	477,300	6,339,103
DHC Software Co. Ltd., Class A	2,197,098	2,593,856
Digital China Holdings Ltd.	7,484,000	5,518,441
Dongfeng Motor Group Co. Ltd., Class H	22,422,000	20,637,599
Dongxing Securities Co. Ltd., Class A	2,609,159	4,618,479
Dongyue Group Ltd.(b)	12,062,000	9,484,966
DouYu International Holdings Ltd., ADR(a)(b)	888,100	12,735,354
East Money Information Co. Ltd., Class A	4,434,111	20,788,798
ENN Energy Holdings Ltd.	6,580,800	100,866,549
Eve Energy Co. Ltd., Class A	955,231	12,604,034
Ever Sunshine Lifestyle Services Group Ltd.	5,780,000	14,231,406
Everbright Securities Co. Ltd., Class A	2,092,486	4,972,999
Fangda Carbon New Material Co. Ltd., Class A(a)	5,632,784	6,702,125
Fanhua Inc., ADR	414,585	5,447,647
Fantasia Holdings Group Co. Ltd.	21,997,500	3,459,551
Far East Horizon Ltd.	16,361,000	17,589,865
Fiberhome Telecommunication Technologies Co. Ltd., Class A	885,698	2,616,150
First Capital Securities Co. Ltd., Class A	3,234,200	3,957,994
Focus Media Information Technology Co. Ltd., Class A	7,657,699	12,940,393
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,368,410	36,470,660
Fosun International Ltd.	21,141,500	31,723,083
Founder Securities Co. Ltd., Class A(a)	5,579,787	7,405,444
Foxconn Industrial Internet Co. Ltd., Class A	3,390,261	7,225,399
Fu Jian Anjoy Foods Co. Ltd., Class A	163,900	5,616,993
Fu Shou Yuan International Group Ltd.(b)	9,015,000	9,052,943
Fufeng Group Ltd.	15,369,400	6,795,754
Fuyao Glass Industry Group Co. Ltd., Class A	1,134,000	8,286,442
Fuyao Glass Industry Group Co. Ltd., Class H	4,084,800	25,064,807
Ganfeng Lithium Co. Ltd., Class A	592,084	9,047,765
GCL-Poly Energy Holdings Ltd.(a)	155,790,000	65,671,047
GDS Holdings Ltd., ADR(a)(b)	742,885	75,893,132
Geely Automobile Holdings Ltd.	49,148,000	159,658,853
Gemdale Corp., Class A	2,963,743	5,799,557
Gemdale Properties & Investment Corp. Ltd.	50,504,000	7,812,565
Genertec Universal Medical Group Co. Ltd.(c)	9,519,000	8,025,197
Genscript Biotech Corp.(a)(b)	9,198,000	15,864,856
GF Securities Co. Ltd., Class A	3,776,242	9,330,098
GF Securities Co. Ltd., Class H	9,852,200	13,970,518
Gigadevice Semiconductor Beijing Inc., Class A	257,554	7,651,280
Glory Sun Financial Group Ltd.(a)(b)	133,768,000	5,604,311
GoerTek Inc., Class A	1,729,362	8,540,257
GOME Retail Holdings Ltd.(a)(b)	81,989,000	24,097,781
Gotion High-tech Co. Ltd., Class A(a)	863,100	4,913,657
Grand Baoxin Auto Group Ltd.(a)(b)	7,042,500	826,142
Great Wall Motor Co. Ltd., Class A	1,462,500	7,080,199
Great Wall Motor Co. Ltd., Class H(b)	25,439,000	73,949,151
Greenland Holdings Corp. Ltd., Class A	4,788,232	4,160,242
Greenland Hong Kong Holdings Ltd.	7,916,000	2,540,924

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Greentown China Holdings Ltd.(b)	7,360,000	$10,967,869
Greentown Service Group Co. Ltd.(b)	12,048,000	12,238,489
GSX Techedu Inc., ADR(a)(b)	646,130	66,454,471
Guangdong Haid Group Co. Ltd., Class A	912,720	11,197,981
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	3,106,295	2,444,826
Guangdong Investment Ltd.	24,528,000	43,887,235
Guangdong Kinlong Hardware Products Co. Ltd., Class A	244,700	5,755,115
Guangzhou Automobile Group Co. Ltd., Class H	24,687,200	22,913,474
Guangzhou Baiyun International Airport Co. Ltd., Class A	1,606,023	3,266,647
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,081,988	4,820,635
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	295,200	6,237,611
Guangzhou R&F Properties Co. Ltd., Class H	11,296,800	15,086,962
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	449,000	8,823,609
Guangzhou Tinci Materials Technology Co. Ltd., Class A	401,820	5,159,290
Guorui Properties Ltd.	13,691,000	1,270,733
Guosen Securities Co. Ltd., Class A	3,200,367	6,020,583
Guotai Junan Securities Co. Ltd., Class A	4,400,525	11,313,957
Guoyuan Securities Co. Ltd., Class A	2,775,600	3,422,463
Haidilao International Holding Ltd.(b)(c)	6,658,000	54,629,700
Haier Smart Home Co. Ltd., Class A	3,413,605	15,235,145
Haier Smart Home Co. Ltd., Class H(a)	16,261,400	61,839,584
Hainan Meilan International Airport Co. Ltd., Class H(a)	1,175,000	5,043,926
Haitian International Holdings Ltd.	5,204,000	17,878,090
Haitong Securities Co. Ltd., Class A	5,481,056	10,226,466
Haitong Securities Co. Ltd., Class H	21,991,200	20,099,339
Hangzhou First Applied Material Co. Ltd., Class A	503,100	6,999,308
Hangzhou Robam Appliances Co. Ltd., Class A	569,409	3,321,629
Hangzhou Steam Turbine Co. Ltd., Class B	3,445,428	5,098,843
Hangzhou Tigermed Consulting Co. Ltd., Class A	230,474	5,000,121
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(c)	996,100	19,492,221
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	9,824,000	50,023,268
Harbin Electric Co. Ltd., Class H(a)	5,992,000	1,691,619
Hebei Construction Group Corp. Ltd., Class H(b)	3,840,500	1,594,154
Hefei Meiya Optoelectronic Technology Inc., Class A	502,560	2,916,156
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,527,447	10,852,668
Hengan International Group Co. Ltd.	5,446,500	37,703,217
Hengli Petrochemical Co. Ltd., Class A	3,048,530	17,002,535
HengTen Networks Group Ltd.(a)(b)	20,399,200	34,185,592
Hengtong Optic-Electric Co. Ltd., Class A	1,994,740	3,949,554
Hengyi Petrochemical Co. Ltd., Class A	2,462,261	6,828,373
Hi Sun Technology China Ltd.(a)	23,850,000	4,980,696
Hithink RoyalFlush Information Network Co. Ltd., Class A	296,802	6,164,739
Hope Education Group Co. Ltd.(b)(c)	20,814,000	7,110,302
Hopson Development Holdings Ltd.	5,490,000	18,011,370
Hua Han Health Industry Holdings Ltd.(a)(d)	22,424,288	520,329
Hua Hong Semiconductor Ltd.(a)(b)(c)	3,806,000	23,280,463
Huabao International Holdings Ltd.(b)	7,376,000	8,053,616
Huadong Medicine Co. Ltd., Class A	1,101,051	5,410,228

Security	Shares	Value

China (continued)
Hualan Biological Engineering Inc., Class A	989,320	$6,531,495
Huaneng Power International Inc., Class H	32,602,000	11,137,218
Huatai Securities Co. Ltd., Class A	4,229,251	11,206,469
Huatai Securities Co. Ltd., Class H(c)	11,759,600	17,493,833
Huaxia Bank Co. Ltd., Class A	11,169,312	10,755,883
Huaxin Cement Co. Ltd., Class A	1,017,069	3,514,306
Huayu Automotive Systems Co. Ltd., Class A	1,704,010	6,784,641
Huazhu Group Ltd., ADR	1,340,642	77,944,926
Hubei Biocause Pharmaceutical Co. Ltd., Class A	5,297,171	3,278,109
Humanwell Healthcare Group Co. Ltd., Class A	813,900	3,734,230
Hundsun Technologies Inc., Class A	665,348	8,974,192
Hutchison China MediTech Ltd., ADR(a)	603,192	17,335,738
HUYA Inc., ADR(a)(b)	623,333	16,424,825
iClick Interactive Asia Group Ltd., ADR(a)(b)	557,045	8,194,132
Iflytek Co. Ltd., Class A	1,316,784	9,796,856
IMAX China Holding Inc.(c)	1,260,900	2,480,400
Industrial & Commercial Bank of China Ltd., Class A	29,309,980	24,289,851
Industrial & Commercial Bank of China Ltd., Class H	501,594,000	327,182,045
Industrial Bank Co. Ltd., Class A	10,725,062	40,848,867
Industrial Securities Co. Ltd., Class A	4,569,024	6,395,371
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	42,815,600	10,175,548
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	5,789,400	5,316,007
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,180,262	21,212,053
Inner Mongolia Yitai Coal Co. Ltd., Class B	9,457,495	4,927,355
InnoCare Pharma Ltd.(a)(c)	2,612,000	6,350,406
Innovent Biologics Inc.(a)(c)	8,208,000	84,541,654
Inspur Electronic Information Industry Co. Ltd., Class A	905,824	4,386,638
Inspur International Ltd.(a)	5,036,000	1,921,605
Intco Medical Technology Co. Ltd., Class A	172,500	5,667,874
iQIYI Inc., ADR(a)(b)	2,329,498	59,006,184
Jafron Biomedical Co. Ltd., Class A	519,073	6,287,497
Jason Furniture Hangzhou Co. Ltd., Class A	529,400	6,147,065
JD Health International Inc.(a)(c)	2,267,050	41,440,400
JD.com Inc., ADR(a)	7,200,082	675,871,697
Jiangsu Expressway Co. Ltd., Class H	9,688,000	11,252,410
Jiangsu Hengli Hydraulic Co. Ltd., Class A	687,396	10,077,798
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,686,986	42,213,196
Jiangsu King’s Luck Brewery JSC Ltd., Class A	734,756	5,582,234
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	751,251	21,911,995
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	2,815,451	3,502,015
Jiangxi Copper Co. Ltd., Class H	10,752,000	26,085,279
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,856,000	4,743,221
Jiayuan International Group Ltd.	12,422,000	4,835,987
Jinchuan Group International Resources Co. Ltd.(b)	28,229,000	5,422,111
Jinke Properties Group Co. Ltd., Class A	3,569,300	4,103,688
JinkoSolar Holding Co. Ltd., ADR(a)(b)	305,481	15,683,395
Jinxin Fertility Group Ltd.(b)(c)	11,292,000	25,503,018
JiuGui Liquor Co. Ltd., Class A	225,700	4,813,652
Jiumaojiu International Holdings Ltd.(a)(c)	5,230,000	20,529,369
JNBY Design Ltd.	2,384,000	3,650,979
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	505,442	4,043,630

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
JOYY Inc.(b)	490,272	$57,803,069
Juewei Food Co. Ltd., Class A	368,600	4,939,241
Kaisa Group Holdings Ltd.	21,144,000	10,957,206
Kaisa Prosperity Holdings Ltd.(b)	696,250	1,669,417
Kama Co. Ltd., Class B(a)	3,955,403	1,621,715
KE Holdings Inc.(a)(b)	1,001,641	63,934,745
Kingboard Holdings Ltd.	5,693,700	26,276,301
Kingboard Laminates Holdings Ltd.	9,283,500	15,844,785
Kingdee International Software Group Co. Ltd.(b)	20,330,000	72,987,618
Kingfa Sci & Tech Co. Ltd., Class A	1,612,600	6,281,322
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	473,743	27,893,988
Kingsoft Corp. Ltd.(b)	6,874,000	48,205,328
Konka Group Co. Ltd., Class B	8,375,518	2,785,595
Koolearn Technology Holding Ltd.(a)(b)(c)	2,145,500	6,001,708
Kuaishou Technology(a)	1,615,800	64,320,811
Kuang-Chi Technologies Co. Ltd., Class A(a)	1,450,800	4,921,192
Kunlun Energy Co. Ltd.	32,358,000	29,741,154
Kweichow Moutai Co. Ltd., Class A	630,392	206,514,584
KWG Group Holdings Ltd.	10,705,000	16,228,583
Lee & Man Paper Manufacturing Ltd.	12,016,000	11,137,185
Lee’s Pharmaceutical Holdings Ltd.	3,627,000	2,707,153
Lenovo Group Ltd.(b)	59,780,000	75,598,213
Lens Technology Co. Ltd., Class A	2,479,915	11,959,743
Lepu Medical Technology Beijing Co. Ltd., Class A	1,195,800	5,873,950
LexinFintech Holdings Ltd., ADR(a)(b)	946,413	10,751,252
Li Auto Inc.(a)	1,480,810	37,568,150
Li Ning Co. Ltd.	17,744,000	99,729,727
Lifetech Scientific Corp.(a)(b)	28,982,000	14,608,032
Lingyi iTech Guangdong Co., Class A	3,806,533	5,974,280
Logan Group Co. Ltd.	11,099,000	17,283,727
Lomon Billions Group Co. Ltd., Class A	1,047,207	6,525,802
Longfor Group Holdings Ltd.(c)	15,050,500	89,247,359
LONGi Green Energy Technology Co. Ltd., Class A	1,916,058	30,888,280
Lonking Holdings Ltd.	17,388,000	6,433,068
Lu Thai Textile Co. Ltd., Class B	2,888,921	1,586,470
Lufax Holding Ltd.(a)(b)	1,602,950	24,076,309
Luxshare Precision Industry Co. Ltd., Class A	3,605,837	25,875,818
Luye Pharma Group Ltd.(b)(c)	14,931,000	10,085,717
Luzhou Laojiao Co. Ltd., Class A	735,408	26,694,339
LVGEM China Real Estate Investment Co. Ltd.	8,638,000	2,616,783
Mango Excellent Media Co. Ltd., Class A	937,132	9,277,532
Maoyan Entertainment(a)(c)	4,503,000	8,591,130
Maxscend Microelectronics Co. Ltd., Class A	79,100	7,690,456
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	2,341,428	5,781,438
Meitu Inc.(a)(b)(c)	21,673,500	8,270,036
Meituan, Class B(a)(c)	30,013,200	1,315,460,563
MH Development Ltd.(a)(b)(d)	4,108,000	399,290
Microport Scientific Corp.(b)	6,081,000	35,785,113
Midea Group Co. Ltd., Class A	1,826,000	26,229,632
Ming Yuan Cloud Group Holdings Ltd.(a)	2,923,000	16,541,693
Minth Group Ltd.	6,192,000	27,218,986
MMG Ltd.(a)(b)	21,119,999	13,313,412
Mobvista Inc.(a)(b)(c)	4,887,000	4,731,174
Momo Inc., ADR	1,273,945	20,179,289
Muyuan Foods Co. Ltd., Class A	1,927,812	33,886,245
NanJi E-Commerce Co. Ltd., Class A	1,917,485	3,130,781
Nanjing Securities Co. Ltd., Class A	2,673,100	4,331,512
NARI Technology Co. Ltd., Class A	2,654,539	11,630,263
NAURA Technology Group Co. Ltd., Class A	271,700	7,522,239

Security	Shares	Value

China (continued)
NavInfo Co. Ltd., Class A	1,536,150	$3,871,282
NetDragon Websoft Holdings Ltd.(b)	2,342,500	5,683,107
NetEase Inc., ADR	3,459,457	380,021,351
New China Life Insurance Co. Ltd., Class A	1,155,101	9,285,587
New China Life Insurance Co. Ltd., Class H	6,799,700	25,945,860
New Hope Liuhe Co. Ltd., Class A	2,343,093	8,703,635
New Oriental Education & Technology Group Inc., ADR(a)(b)	1,240,920	220,412,210
Nexteer Automotive Group Ltd.(b)	7,473,000	9,883,914
Nine Dragons Paper Holdings Ltd.	13,635,000	22,006,252
Ninestar Corp., Class A	822,600	3,484,706
NIO Inc., ADR(a)(b)	10,686,039	489,206,865
Niu Technologies, ADR(a)(b)	275,601	10,301,965
Noah Holdings Ltd.(a)(b)	280,595	12,542,597
Nongfu Spring Co. Ltd.(a)(c)	2,012,800	13,362,708
Offcn Education Technology Co. Ltd., Class A	1,252,100	6,295,426
Offshore Oil Engineering Co. Ltd., Class A	2,399,200	1,814,252
OFILM Group Co. Ltd., Class A	1,673,189	2,742,234
OneSmart International Education Group Ltd., ADR(a)(b)	786,786	2,785,222
Oppein Home Group Inc., Class A	267,680	6,259,643
Orient Securities Co. Ltd., Class A	3,906,568	5,781,613
Oriental Pearl Group Co. Ltd., Class A	4,435,800	5,907,691
Ovctek China Inc., Class A	426,604	6,136,525
PAX Global Technology Ltd.	7,226,000	6,641,621
People’s Insurance Co. Group of China Ltd. (The), Class H	74,785,000	23,233,688
Perfect World Co. Ltd., Class A	1,121,400	4,084,206
PetroChina Co. Ltd., Class A	11,191,700	7,530,392
PetroChina Co. Ltd., Class H	169,726,000	60,824,673
Pharmaron Beijing Co. Ltd., Class H(c)	1,053,500	18,007,967
PICC Property & Casualty Co. Ltd., Class H	56,073,040	42,430,565
Pinduoduo Inc., ADR(a)(b)	3,270,662	559,806,508
Ping An Bank Co. Ltd., Class A	9,984,336	32,942,908
Ping An Healthcare and Technology Co. Ltd.(a)(c)	4,347,800	62,829,237
Ping An Insurance Group Co. of China Ltd., Class A	5,669,912	74,533,069
Ping An Insurance Group Co. of China Ltd., Class H	49,339,000	606,135,691
Poly Developments and Holdings Group Co. Ltd., Class A	6,320,711	15,158,352
Poly Property Group Co. Ltd.	17,531,000	5,378,613
Poly Property Services Co. Ltd.	1,032,000	6,791,443
Postal Savings Bank of China Co. Ltd., Class A	13,176,200	12,444,477
Postal Savings Bank of China Co. Ltd., Class H(c)	86,137,000	64,069,623
Pou Sheng International Holdings Ltd.(a)	22,954,000	4,971,120
Power Construction Corp. of China Ltd., Class A	10,265,044	6,130,654
Powerlong Commercial Management Holdings Ltd.	1,878,000	6,003,906
Q Technology Group Co. Ltd.(b)	4,080,000	7,752,544
Redco Properties Group Ltd.(b)(c)	9,732,000	3,588,019
Redsun Properties Group Ltd.(b)	11,034,000	3,911,581
Renrui Human Resources Technology Holdings Ltd.(a)(b)	479,500	1,968,723
RiseSun Real Estate Development Co. Ltd., Class A	4,808,362	4,927,201
RLX Technology Inc., ADR(a)(b)	976,708	17,102,157
Road King Infrastructure Ltd.	3,247,000	4,411,736
Rongsheng Petro Chemical Co. Ltd., Class A	2,929,300	15,211,918
Ronshine China Holdings Ltd.	6,503,500	4,854,140
SAIC Motor Corp. Ltd., Class A	3,961,100	12,990,019
Sanan Optoelectronics Co. Ltd., Class A	2,403,200	11,103,931
Sangfor Technologies Inc., Class A	231,500	9,478,144

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sany Heavy Equipment International Holdings Co. Ltd.	10,843,000	$12,160,609
Sany Heavy Industry Co. Ltd., Class A	4,429,416	28,101,467
Scholar Education Group(b)	1,649,000	2,329,796
SDIC Capital Co. Ltd., Class A	2,499,600	4,721,576
SDIC Power Holdings Co. Ltd., Class A	4,336,154	5,587,612
Seazen Group Ltd.	18,178,000	22,027,264
Seazen Holdings Co. Ltd., Class A	1,390,245	10,931,269
SF Holding Co. Ltd., Class A	2,148,492	34,801,071
SG Micro Corp., Class A	94,300	3,826,660
Shaanxi Coal Industry Co. Ltd., Class A	5,280,154	8,735,272
Shandong Airlines Co. Ltd., Class B(a)	2,046,380	1,585,431
Shandong Gold Mining Co. Ltd., Class A	2,148,522	7,364,163
Shandong Gold Mining Co. Ltd., Class H(c)	4,345,500	8,772,394
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	930,600	6,113,667
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(b)	20,872,000	35,838,919
Shang Gong Group Co. Ltd., Class B(a)	4,560,059	1,568,660
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	403,900	6,069,237
Shanghai Baosight Software Co. Ltd., Class A	552,000	4,877,817
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	5,247,003	2,597,266
Shanghai Construction Group Co. Ltd., Class A	16,748,100	7,624,697
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,087,700	7,728,220
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,268,500	20,139,236
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	2,450,000	3,575,190
Shanghai Haixin Group Co., Class B	6,668,091	2,273,819
Shanghai Haohai Biological Technology Co. Ltd., Class H(b)(c)	363,100	2,710,138
Shanghai Industrial Holdings Ltd.	4,427,000	6,391,667
Shanghai Industrial Urban Development Group Ltd.	27,190,200	2,733,969
Shanghai International Airport Co. Ltd., Class A	556,903	5,318,203
Shanghai International Port Group Co. Ltd., Class A	10,353,700	7,621,650
Shanghai Jinjiang International Hotels Co. Ltd., Class A	696,578	5,789,901
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	2,918,641	2,121,852
Shanghai Kindly Medical Instruments Co. Ltd., Class H	308,400	1,596,197
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	9,601,504	7,690,805
Shanghai M&G Stationery Inc., Class A	547,347	6,559,024
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,130,800	13,071,471
Shanghai Pudong Development Bank Co. Ltd., Class A	15,635,233	25,431,971
Shanghai Putailai New Energy Technology Co. Ltd., Class A	312,500	4,229,457
Shanghai RAAS Blood Products Co. Ltd., Class A	4,089,600	4,821,801
Shanxi Meijin Energy Co. Ltd., Class A(a)	2,713,117	3,031,392
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	445,414	21,521,968
Shenergy Co. Ltd., Class A	5,090,984	4,093,309
Sheng Ye Capital Ltd.(b)	4,864,000	3,912,594
Shengyi Technology Co. Ltd., Class A	1,290,400	4,874,957
Shennan Circuits Co. Ltd., Class A	295,380	5,014,739

Security	Shares	Value

China (continued)
Shenwan Hongyuan Group Co. Ltd., Class A	13,128,792	$9,725,256
Shenzhen Goodix Technology Co. Ltd., Class A	252,052	5,372,177
Shenzhen Inovance Technology Co. Ltd., Class A	886,740	11,671,575
Shenzhen International Holdings Ltd.	9,233,750	15,283,744
Shenzhen Investment Ltd.	25,332,000	9,110,879
Shenzhen Kangtai Biological Products Co. Ltd., Class A	370,600	8,753,340
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	515,300	33,240,800
Shenzhen Overseas Chinese Town Co. Ltd., Class A	5,480,102	6,833,372
Shenzhen Sunway Communication Co. Ltd., Class A	642,400	3,360,782
Shenzhou International Group Holdings Ltd.	6,891,100	143,110,239
Shimao Group Holdings Ltd.	10,287,000	33,881,783
Shoucheng Holdings Ltd.(b)	20,170,800	5,122,429
Shougang Fushan Resources Group Ltd.	29,004,000	7,328,255
Shui On Land Ltd.	36,680,666	5,626,921
Sichuan Chuantou Energy Co. Ltd., Class A	3,485,046	5,770,896
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,062,920	3,559,552
Sichuan Languang Justbon Services Group Co. Ltd., Class H(b)	315,400	1,888,574
Sichuan Swellfun Co. Ltd., Class A	309,800	3,345,726
Sihuan Pharmaceutical Holdings Group Ltd.	33,792,000	10,411,143
Silergy Corp.	599,000	57,636,478
SINA Corp.(a)(b)	478,414	20,653,132
Sino Biopharmaceutical Ltd.(b)	87,166,000	96,971,592
Sinofert Holdings Ltd.	28,446,000	4,143,681
Sinolink Securities Co. Ltd., Class A	2,538,000	5,052,617
Sino-Ocean Group Holding Ltd.	25,123,500	5,538,126
Sinopec Engineering Group Co. Ltd., Class H	12,525,500	6,684,702
Sinopec Kantons Holdings Ltd.(b)	10,782,000	4,155,824
Sinopharm Group Co. Ltd., Class H	11,078,400	25,934,597
Sinotruk Hong Kong Ltd.	5,850,500	18,666,152
Skshu Paint Co. Ltd., Class A	233,000	6,464,821
Skyfame Realty Holdings Ltd.	32,128,000	3,975,956
Skyworth Group Ltd.(a)	17,622,000	5,542,831
SMI Holdings Ltd.(a)(d)	12,885,884	17
Smoore International Holdings Ltd.(a)(c)	5,012,000	40,671,802
SOHO China Ltd.(a)	18,451,000	6,065,222
Sohu.com Ltd., ADR(a)(b)	277,395	5,065,233
Songcheng Performance Development Co. Ltd., Class A	1,701,913	5,292,337
Spring Airlines Co. Ltd., Class A	664,696	6,318,861
SSY Group Ltd.	13,712,411	7,300,464
Sun Art Retail Group Ltd.	18,188,500	15,709,353
Sunac China Holdings Ltd.	21,259,000	90,984,524
Sungrow Power Supply Co. Ltd., Class A	847,000	11,304,052
Suning.com Co. Ltd., Class A	5,860,087	6,330,487
Sunny Optical Technology Group Co. Ltd.	5,950,800	148,820,822
Sunwoda Electronic Co. Ltd., Class A	1,390,800	5,307,914
Superb Summit International Group Ltd.(a)(d)	1,998,771	1,505
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,092,100	3,643,788
TAL Education Group, ADR(a)	3,167,457	245,604,616
TCL Electronics Holdings Ltd.	7,272,000	5,924,580
TCL Technology Group Corp., Class A	7,787,000	9,890,200
Tencent Holdings Ltd.	47,871,400	4,088,355,237
Tencent Music Entertainment Group, ADR(a)(b)	3,077,011	79,140,723
Thunder Software Technology Co. Ltd., Class A	330,500	6,135,813

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tiangong International Co. Ltd.	8,422,000	$4,722,708
Tianjin Port Development Holdings Ltd.	44,412,000	3,778,600
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,824,291	7,398,685
Tianli Education International Holdings Ltd.	10,498,000	11,936,081
Tianma Microelectronics Co. Ltd., Class A	2,107,076	4,884,107
Tianneng Power International Ltd.(b)	5,682,000	10,986,999
Tianshui Huatian Technology Co. Ltd., Class A	2,301,100	4,581,000
Times Neighborhood Holdings Ltd.	5,085,000	4,385,344
Tingyi Cayman Islands Holding Corp.	16,494,000	33,126,844
Toly Bread Co. Ltd., Class A	425,179	3,669,222
Tong Ren Tang Technologies Co. Ltd., Class H	6,522,000	4,439,165
Tongcheng-Elong Holdings Ltd.(a)	7,520,400	17,663,466
Tongda Group Holdings Ltd.(a)	34,030,000	2,588,216
Tongdao Liepin Group(a)	1,865,600	4,545,346
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	1,453,199	2,747,238
Tongwei Co. Ltd., Class A	2,205,059	15,987,048
Topchoice Medical Corp., Class A(a)	175,299	7,169,029
Topsports International Holdings Ltd.(c)	10,480,000	15,401,136
Towngas China Co. Ltd.	9,943,000	4,422,045
TravelSky Technology Ltd., Class H	7,645,000	19,296,422
Trip.com Group Ltd., ADR(a)	3,954,835	156,018,241
Tsingtao Brewery Co. Ltd., Class A	489,400	6,014,170
Tsingtao Brewery Co. Ltd., Class H	3,562,000	29,226,643
Unigroup Guoxin Microelectronics Co. Ltd., Class A	330,710	5,665,071
Uni-President China Holdings Ltd.	10,705,000	12,861,428
Unisplendour Corp. Ltd., Class A	1,676,461	5,559,874
Venustech Group Inc., Class A	693,403	3,310,862
Vinda International Holdings Ltd.(b)	3,047,000	9,093,060
Vipshop Holdings Ltd., ADR(a)(b)	3,718,581	138,777,443
Walvax Biotechnology Co. Ltd., Class A	844,189	5,968,085
Wanhua Chemical Group Co. Ltd., Class A	1,630,686	32,916,461
Want Want China Holdings Ltd.	41,745,000	30,135,549
Wasion Holdings Ltd.	5,924,000	1,947,340
Weibo Corp., ADR(a)(b)	472,152	26,048,626
Weichai Power Co. Ltd., Class A	3,497,900	11,902,852
Weichai Power Co. Ltd., Class H	15,990,000	46,790,850
Weimob Inc.(a)	13,248,000	38,510,883
Wens Foodstuffs Group Co. Ltd., Class A	3,555,508	9,969,919
West China Cement Ltd.	22,718,000	3,748,579
Western Securities Co. Ltd., Class A	3,213,455	4,686,397
Wharf Holdings Ltd. (The)	13,010,000	30,691,280
Will Semiconductor Co. Ltd. Shanghai, Class A	442,103	19,306,976
Wingtech Technology Co. Ltd., Class A	647,600	10,076,010
Winning Health Technology Group Co. Ltd., Class A	1,567,355	4,066,026
Wisdom Education International Holdings Co. Ltd.	5,970,000	2,885,973
Wuhan Guide Infrared Co. Ltd., Class A	1,190,184	7,214,739
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,149,537	4,993,860
Wuliangye Yibin Co. Ltd., Class A	1,974,548	85,321,950
WUS Printed Circuit Kunshan Co. Ltd., Class A	1,191,497	3,184,754
WuXi AppTec Co. Ltd., Class A	1,106,183	24,527,786
WuXi AppTec Co. Ltd., Class H(c)	2,274,656	47,414,629
Wuxi Biologics Cayman Inc., New(a)(c)	27,035,500	334,748,306
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	481,292	6,231,687
XCMG Construction Machinery Co. Ltd., Class A	6,387,878	6,900,645
XD Inc.(a)(b)	860,200	7,651,298
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	3,669,500	9,262,030
Xiaomi Corp., Class B(a)(c)	119,392,600	389,389,776

Security	Shares	Value

China (continued)
Xingda International Holdings Ltd.	14,440,000	$4,020,755
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(b)	6,958,234	14,889,967
Xinyi Solar Holdings Ltd.	35,222,800	74,011,311
XPeng Inc., ADR(a)(b)	1,450,215	49,466,834
Xtep International Holdings Ltd.	10,930,500	5,213,488
Yadea Group Holdings Ltd.(c)	8,464,000	18,417,671
Yango Group Co. Ltd., Class A	3,264,500	3,209,158
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	630,779	4,137,149
Yanzhou Coal Mining Co. Ltd., Class H	14,098,000	13,066,913
Yealink Network Technology Corp. Ltd., Class A	446,227	5,215,054
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)(c)	3,076,200	3,592,770
Yifeng Pharmacy Chain Co. Ltd., Class A	335,657	4,563,590
Yihai International Holding Ltd.	3,972,000	54,377,642
Yihai Kerry Arawana Holdings Co. Ltd.(a)	704,900	9,736,113
Yonghui Superstores Co. Ltd., Class A	6,257,834	6,962,967
Yonyou Network Technology Co. Ltd., Class A	1,721,831	9,805,098
Youyuan International Holdings Ltd.(a)(b)(d)	5,307,000	115,617
Yuexiu Property Co. Ltd.	46,788,880	10,374,274
Yuexiu REIT	15,556,000	7,860,870
Yuexiu Transport Infrastructure Ltd.	12,916,000	9,257,409
Yum China Holdings Inc.	3,349,003	200,404,340
Yunda Holding Co. Ltd., Class A	1,728,440	4,478,577
Yunnan Baiyao Group Co. Ltd., Class A	672,652	13,578,958
Yunnan Energy New Material Co. Ltd., Class A	495,532	8,106,877
Yuzhou Group Holdings Co. Ltd.	16,434,400	6,334,490
Zai Lab Ltd., ADR(a)	580,195	85,590,366
Zepp Health Corp., ADR(a)(b)	286,454	4,735,085
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	306,369	14,065,405
Zhaojin Mining Industry Co. Ltd., Class H	9,120,500	9,229,431
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	5,974,995	5,790,716
Zhejiang Chint Electrics Co. Ltd., Class A	1,691,273	8,942,030
Zhejiang Dahua Technology Co. Ltd., Class A	1,874,229	6,059,569
Zhejiang Dingli Machinery Co. Ltd., Class A	386,300	6,845,061
Zhejiang Expressway Co. Ltd., Class H	12,488,000	10,898,536
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,133,062	4,941,524
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	612,932	8,450,712
Zhejiang Longsheng Group Co. Ltd., Class A	2,055,474	5,246,655
Zhejiang NHU Co. Ltd., Class A	1,300,308	8,701,028
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	2,068,723	7,719,580
Zhejiang Supor Co. Ltd., Class A	526,740	6,121,056
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	322,898	3,744,807
Zhengzhou Yutong Bus Co. Ltd., Class A	1,916,890	4,490,596
Zhenro Properties Group Ltd.(b)	14,588,000	9,590,749
Zheshang Securities Co. Ltd., Class A	2,209,400	4,289,336
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	3,197,000	21,492,333
Zhongji Innolight Co. Ltd., Class A	531,474	3,764,695
Zhongjin Gold Corp. Ltd., Class A	3,619,746	5,206,298
Zhongsheng Group Holdings Ltd.	4,759,000	29,447,169
Zhou Hei Ya International Holdings Co. Ltd.(c)	5,526,500	6,347,672
Zhuguang Holdings Group Co. Ltd.(a)	18,944,000	4,224,783
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,547,100	19,783,125
Zijin Mining Group Co. Ltd., Class A	10,401,700	19,567,848

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zijin Mining Group Co. Ltd., Class H	47,312,000	$70,138,385
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,181,700	9,279,975
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	13,314,400	20,287,367
ZTE Corp., Class A	2,023,600	9,918,368
ZTE Corp., Class H	6,252,240	15,942,211

ZTO Express Cayman Inc., ADR	3,400,362	114,728,214

		28,058,572,427

Colombia — 0.1%
Bancolombia SA	1,918,509	16,659,158
Cementos Argos SA	4,324,488	6,900,334
Corp. Financiera Colombiana SA(a)	897,182	8,073,422
Ecopetrol SA	39,654,381	24,673,642
Grupo Argos SA	2,725,884	10,025,790
Grupo de Inversiones Suramericana SA	1,928,024	12,620,317
Interconexion Electrica SA ESP	3,774,957	24,845,545

		103,798,208

Czech Republic — 0.1%
CEZ AS(b)	1,355,299	33,246,224
Komercni Banka AS(a)	652,782	20,523,405
Moneta Money Bank AS(a)(b)(c)	4,576,894	16,766,773

		70,536,402

Egypt — 0.1%
Commercial International Bank Egypt SAE	11,035,826	43,834,020
Eastern Co. SAE	8,452,683	7,995,054
Egyptian Financial Group-Hermes Holding Co.(a)	5,861,942	5,824,605
EISewedy Electric Co.	6,509,627	3,951,385
Heliopolis Housing	5,330,640	1,908,165
Juhayna Food Industries	3,362,553	1,235,792
Palm Hills Developments SAE(a)	17,163,512	1,828,953
Six of October Development & Investment	2,722,720	2,766,075
Talaat Moustafa Group	7,424,453	3,253,518
Telecom Egypt Co.	3,910,137	2,926,376

		75,523,943

Greece — 0.2%
Alpha Bank AE(a)	11,214,589	11,230,120
Athens Water Supply & Sewage Co. SA	378,354	3,067,764
Eurobank Ergasias Services and Holdings SA, Series A(a)	20,523,882	14,468,824
FF Group(a)(d)	343,633	4,171
GEK Terna Holding Real Estate Construction SA(a)	535,854	5,528,566
Hellenic Telecommunications Organization SA	1,987,242	30,730,335
Holding Co. ADMIE IPTO SA	1,368,730	3,937,433
JUMBO SA	870,536	14,391,662
Motor Oil Hellas Corinth Refineries SA	547,422	7,561,564
Mytilineos SA	798,245	12,353,599
National Bank of Greece SA(a)	4,489,918	11,444,710
OPAP SA	1,618,158	21,880,298
Piraeus Financial Holdings SA(a)(b)	2,485,193	2,319,709
Piraeus Port Authority SA	83,101	1,954,822
Public Power Corp. SA(a)(b)	1,015,774	10,973,223
Sarantis SA	228,914	2,578,502
Terna Energy SA(b)	440,237	6,465,752
Titan Cement International SA	341,459	5,802,481

		166,693,535

Hong Kong — 0.0%
KWG Living Group Holdings Ltd.(a)	10,669,999	12,750,603

Security	Shares	Value

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	4,607,648	$6,297,184
MOL Hungarian Oil & Gas PLC(a)	3,422,543	24,717,503
Opus Global Nyrt(a)(b)	1,987,256	1,670,839
OTP Bank Nyrt(a)	1,887,513	86,303,723
Richter Gedeon Nyrt	1,180,590	33,891,192

		152,880,441

India — 10.0%
3M India Ltd.(a)	24,573	7,635,152
Aarti Industries Ltd.	737,604	12,396,284
Aavas Financiers Ltd.(a)	260,659	8,000,672
ACC Ltd.	641,438	15,128,806
Adani Green Energy Ltd.(a)	3,299,941	52,084,596
Adani Ports & Special Economic Zone Ltd.	4,432,911	40,773,009
Adani Power Ltd.(a)	7,376,948	5,541,369
Adani Total Gas Ltd.	2,204,992	15,369,081
Aditya Birla Capital Ltd.(a)	5,708,394	9,605,265
Aditya Birla Fashion and Retail Ltd.(a)	2,680,094	6,696,132
Aegis Logistics Ltd.	1,093,361	4,590,078
Affle India Ltd.(a)	103,173	7,299,962
AIA Engineering Ltd.	365,265	9,042,775
Ajanta Pharma Ltd.	229,132	5,449,466
Alembic Pharmaceuticals Ltd.	469,491	5,882,613
Amara Raja Batteries Ltd.	688,439	8,264,360
Amber Enterprises India Ltd.	261,115	11,486,786
Ambuja Cements Ltd.	5,907,765	21,987,803
Apollo Hospitals Enterprise Ltd.	778,198	32,390,764
Apollo Tyres Ltd.	2,604,128	8,225,054
Ashok Leyland Ltd.	11,281,715	19,781,574
Asian Paints Ltd.	3,240,297	100,412,388
Astral Poly Technik Ltd.	574,062	16,621,511
AstraZeneca Pharma India Ltd.	60,386	2,823,724
Atul Ltd.	122,165	10,904,745
AU Small Finance Bank Ltd.(a)(c)	752,329	11,532,947
Aurobindo Pharma Ltd.	2,490,696	28,986,095
Avanti Feeds Ltd.	414,384	2,695,456
Avenue Supermarts Ltd.(a)(c)	1,363,373	55,551,629
Axis Bank Ltd.(a)	18,559,767	183,059,388
Bajaj Auto Ltd.	599,843	31,008,010
Bajaj Consumer Care Ltd.	763,364	2,522,212
Bajaj Electricals Ltd.(a)	329,742	4,299,861
Bajaj Finance Ltd.	2,270,033	162,638,589
Bajaj Finserv Ltd.	327,680	43,024,471
Balkrishna Industries Ltd.	757,604	16,062,421
Bandhan Bank Ltd.(a)(c)	5,977,184	28,082,231
BASF India Ltd.	100,757	2,641,812
Bata India Ltd.	509,591	9,973,379
Bayer CropScience Ltd./India	106,860	7,477,583
Berger Paints India Ltd.	2,014,974	18,641,629
Bharat Forge Ltd.	1,917,976	15,922,450
Bharat Heavy Electricals Ltd.(a)	7,727,071	5,005,220
Bharat Petroleum Corp. Ltd.	5,661,104	34,655,340
Bharti Airtel Ltd.	19,466,311	147,364,888
Biocon Ltd.(a)	3,541,522	18,805,224
Blue Dart Express Ltd.(a)	65,986	4,216,513
Blue Star Ltd.	450,364	5,333,460
Britannia Industries Ltd.	934,624	42,782,085
Ceat Ltd.	207,641	4,505,175
CESC Ltd.	550,585	4,538,196
Chambal Fertilizers and Chemicals Ltd.	1,346,686	4,477,041
Cholamandalam Financial Holdings Ltd.	814,283	6,648,011

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Cholamandalam Investment and Finance Co. Ltd.	3,481,991	$24,587,401
Cipla Ltd.	3,746,124	40,122,296
City Union Bank Ltd.	3,183,943	7,162,084
Coal India Ltd.	10,229,098	21,186,211
Coforge Ltd.	171,253	5,924,116
Colgate-Palmolive India Ltd.	1,038,125	22,337,664
Container Corp. of India Ltd.	2,334,663	17,723,233
Coromandel International Ltd.	811,756	8,520,759
CreditAccess Grameen Ltd.(a)	338,170	3,134,809
CRISIL Ltd.	176,330	4,671,419
Crompton Greaves Consumer Electricals Ltd.	3,965,707	20,785,086
Cummins India Ltd.	1,104,069	11,835,481
Cyient Ltd.	918,285	8,153,161
Dabur India Ltd.	4,604,113	31,521,117
Dalmia Bharat Ltd.	653,793	12,777,367
DCB Bank Ltd.(a)	1,562,989	2,475,769
Deepak Nitrite Ltd.	613,748	11,430,989
Dhani Services Ltd.	2,331,290	11,484,343
Dilip Buildcon Ltd.(c)	301,887	2,791,279
Divi’s Laboratories Ltd.	1,129,152	51,676,547
Dixon Technologies India Ltd.	50,917	13,753,098
DLF Ltd.	5,163,927	21,257,235
Dr Lal PathLabs Ltd.(c)	249,249	7,803,595
Dr. Reddy’s Laboratories Ltd.	991,744	59,740,143
Edelweiss Financial Services Ltd.(a)	4,187,548	3,934,819
Eicher Motors Ltd.	1,160,410	39,455,677
EIH Ltd.(a)	1,556,979	2,048,852
Emami Ltd.	1,699,454	10,527,202
Endurance Technologies Ltd.(c)	275,827	5,413,131
Engineers India Ltd.	2,503,176	2,728,508
Escorts Ltd.	577,976	10,310,522
Exide Industries Ltd.	3,753,746	10,354,281
Federal Bank Ltd.(a)	13,014,616	14,797,185
Finolex Cables Ltd.	739,648	3,928,987
Fortis Healthcare Ltd.(a)	4,243,643	9,144,463
GAIL India Ltd.	13,296,049	25,656,661
Gillette India Ltd.	56,177	4,228,354
Glenmark Pharmaceuticals Ltd.	1,335,887	8,475,070
GMM Pfaudler Ltd.	61,830	3,460,284
GMR Infrastructure Ltd.(a)	18,817,746	6,670,780
Godrej Consumer Products Ltd.	3,652,596	34,117,737
Godrej Industries Ltd.(a)	825,941	5,017,913
Godrej Properties Ltd.(a)	639,967	13,416,359
Granules India Ltd.	1,180,261	5,198,224
Graphite India Ltd.	585,366	3,833,138
Grasim Industries Ltd.	2,573,457	42,052,217
Great Eastern Shipping Co. Ltd. (The)	815,257	3,485,242
Gujarat Fluorochemicals Ltd.(a)	246,131	1,933,779
Gujarat Gas Ltd.	1,532,495	10,316,735
Gujarat Pipavav Port Ltd.	2,714,699	3,653,586
Gujarat State Petronet Ltd.	2,249,822	7,647,895
Havells India Ltd.	2,166,467	32,593,558
HCL Technologies Ltd.	9,222,690	114,139,966
HDFC Asset Management Co. Ltd.(c)	450,586	18,008,724
HDFC Life Insurance Co. Ltd.(a)(c)	6,316,555	60,225,818
Hemisphere Properties India Ltd.(a)	841,482	2,005,083
Hero MotoCorp Ltd.	1,028,128	45,106,956
Hindalco Industries Ltd.	13,239,862	61,303,165
Hindustan Petroleum Corp. Ltd.	5,798,023	19,129,491
Hindustan Unilever Ltd.	6,931,737	201,113,287

Security	Shares	Value

India (continued)
Housing Development Finance Corp. Ltd.	14,273,318	$493,238,943
ICICI Bank Ltd.(a)	42,851,110	348,564,347
ICICI Lombard General Insurance Co. Ltd.(a)(c)	1,858,436	36,063,547
ICICI Prudential Life Insurance Co. Ltd.(a)(c)	2,988,581	18,770,900
ICICI Securities Ltd.(c)	665,290	3,681,117
IDFC First Bank Ltd.(a)	20,459,968	17,665,986
IDFC Ltd.(a)	10,409,049	7,776,509
IIFL Wealth Management Ltd.	300,925	4,964,843
India Cements Ltd. (The)	1,600,411	3,539,046
Indiabulls Housing Finance Ltd.	2,274,866	6,771,817
IndiaMART Intermesh Ltd.(c)	99,437	11,631,429
Indian Hotels Co. Ltd. (The)	6,113,999	10,221,199
Indian Oil Corp. Ltd.	15,550,302	20,748,549
Indraprastha Gas Ltd.	2,683,600	17,965,531
Indus Towers Ltd.	4,383,302	15,377,495
Info Edge India Ltd.	611,283	40,846,615
Infosys Ltd.	28,491,699	485,931,093
Inox Leisure Ltd.(a)	455,709	1,906,307
InterGlobe Aviation Ltd.(a)(c)	823,480	18,153,316
Ipca Laboratories Ltd.	588,640	14,815,529
IRB Infrastructure Developers Ltd.	1,314,602	1,932,949
ITC Ltd.	25,346,450	70,311,953
Jindal Steel & Power Ltd.(a)	3,886,423	17,764,843
JK Cement Ltd.	267,425	9,782,475
JM Financial Ltd.	3,172,204	3,923,976
JSW Energy Ltd.	2,752,264	2,692,900
JSW Steel Ltd.	7,525,378	40,496,846
Jubilant Foodworks Ltd.	689,223	28,089,460
Jubilant Ingrevia Ltd., NVS	798,638	1,420,562
Jubilant Pharmova Ltd.	808,958	8,472,125
Just Dial Ltd.(a)	416,630	4,050,640
Jyothy Labs Ltd.	1,051,397	2,129,692
Kajaria Ceramics Ltd.	645,152	8,314,502
Karur Vysya Bank Ltd. (The)(a)	3,520,945	2,858,058
Kaveri Seed Co. Ltd.	277,178	1,912,353
KEC International Ltd.	914,201	5,357,565
KEI Industries Ltd.	432,407	2,943,322
Kotak Mahindra Bank Ltd.(a)	4,688,296	113,585,191
KRBL Ltd.	503,582	1,349,327
L&T Finance Holdings Ltd.	8,702,106	12,422,276
L&T Technology Services Ltd.(c)	225,048	7,863,588
Lakshmi Machine Works Ltd.	36,170	3,174,405
Larsen & Toubro Infotech Ltd.(c)	439,393	21,524,786
Larsen & Toubro Ltd.	5,752,639	112,923,478
Laurus Labs Ltd.(c)	2,750,183	13,104,397
LIC Housing Finance Ltd.	2,564,712	14,990,050
Lupin Ltd.	1,921,018	26,621,333
Mahanagar Gas Ltd.	540,710	8,523,623
Mahindra & Mahindra Financial Services Ltd.(a)	5,312,308	14,725,687
Mahindra & Mahindra Ltd.	6,834,886	75,003,770
Mahindra CIE Automotive Ltd.(a)	893,605	2,197,379
Manappuram Finance Ltd.	4,205,505	10,078,103
Marico Ltd.	4,420,848	23,916,556
Maruti Suzuki India Ltd.	1,147,813	107,247,142
Max Financial Services Ltd.(a)	1,720,982	20,283,629
Metropolis Healthcare Ltd.	222,171	5,923,653
Minda Industries Ltd.	615,747	4,746,828
Mindspace Business Parks REIT(c)	1,085,000	4,499,756
Mindtree Ltd.	495,418	10,785,125
Motherson Sumi Systems Ltd.	10,610,994	30,900,901

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Motilal Oswal Financial Services Ltd.	339,727	$2,790,029
Mphasis Ltd.	731,267	16,388,700
MRF Ltd.	16,251	18,686,527
Multi Commodity Exchange of India Ltd.	212,029	4,362,197
Muthoot Finance Ltd.	1,039,000	18,376,380
Natco Pharma Ltd.	811,219	8,956,692
National Aluminium Co. Ltd.	8,385,411	6,846,631
Navin Fluorine International Ltd.	280,120	9,700,992
Nestle India Ltd.	286,840	62,850,690
Nippon Life India Asset Management Ltd.(c)	1,119,131	5,022,650
NTPC Ltd.	37,635,440	54,953,837
Oberoi Realty Ltd.(a)	975,965	7,246,193
Oil & Natural Gas Corp. Ltd.	21,737,220	32,834,339
Oil India Ltd.	1,758,700	3,022,710
Page Industries Ltd.	46,434	17,745,863
Persistent Systems Ltd.	379,776	8,561,175
Petronet LNG Ltd.	6,367,672	22,109,431
Phoenix Mills Ltd. (The)(a)	653,488	7,235,189
PI Industries Ltd.	709,412	21,017,362
Pidilite Industries Ltd.	1,299,050	29,803,815
Piramal Enterprises Ltd.	786,047	19,566,939
PNB Housing Finance Ltd.(a)(c)	579,812	3,473,664
Polycab India Ltd.	318,002	5,786,221
Power Grid Corp. of India Ltd.	17,809,889	51,937,936
Prestige Estates Projects Ltd.	1,264,001	5,127,559
Procter & Gamble Health Ltd.	53,279	4,857,100
PVR Ltd.	350,764	6,506,688
Quess Corp. Ltd.(a)(c)	738,668	7,547,009
Radico Khaitan Ltd.	601,523	4,662,959
Rajesh Exports Ltd.	580,265	4,015,701
Rallis India Ltd.	788,792	2,744,161
Ramco Cements Ltd. (The)	1,007,446	13,275,639
RBL Bank Ltd.(c)	3,166,051	10,150,665
REC Ltd.	7,528,684	13,882,244
Redington India Ltd.	2,450,303	6,102,000
Relaxo Footwears Ltd.(a)	463,016	5,386,259
Reliance Industries Ltd.	23,804,514	675,667,896
Sanofi India Ltd.	74,013	8,329,119
SBI Life Insurance Co. Ltd.(a)(c)	3,460,165	40,819,447
Schaeffler India Ltd.	60,118	4,248,429
Shree Cement Ltd.	92,100	33,215,031
Shriram Transport Finance Co. Ltd.	1,612,603	28,153,896
Siemens Ltd.	617,693	15,550,548
SpiceJet Ltd.(a)	1,849,606	2,080,288
SRF Ltd.	243,637	18,029,337
State Bank of India(a)	15,148,570	80,427,497
Sterlite Technologies Ltd.	1,437,974	4,072,156
Strides Pharma Science Ltd.	474,347	5,381,226
Sun Pharma Advanced Research Co. Ltd.(a)	900,020	2,004,331
Sun Pharmaceutical Industries Ltd.	7,245,870	58,629,575
Sundaram Finance Ltd.	513,283	18,489,294
Sundram Fasteners Ltd.	730,697	7,127,490
Sunteck Realty Ltd.	454,845	2,152,444
Supreme Industries Ltd.	537,543	14,831,534
Suven Pharmaceuticals Ltd.	1,078,330	7,034,788
Symphony Ltd.	145,559	2,221,763
Syngene International Ltd.(a)(c)	951,062	7,236,665
Tata Chemicals Ltd.	1,371,152	13,798,284
Tata Communications Ltd.	644,797	9,491,419
Tata Consultancy Services Ltd.	7,851,841	309,254,724

Security	Shares	Value

India (continued)
Tata Consumer Products Ltd.	5,183,230	$42,966,109
Tata Elxsi Ltd.	301,515	10,905,377
Tata Motors Ltd.(a)	14,382,148	63,206,296
Tata Power Co. Ltd. (The)	12,199,273	15,795,888
Tata Steel Ltd.	5,679,240	55,269,898
TeamLease Services Ltd.(a)	96,823	4,485,335
Tech Mahindra Ltd.	5,292,028	66,171,054
Thermax Ltd.	356,216	6,589,402
Titan Co. Ltd.	3,039,526	58,192,953
Torrent Pharmaceuticals Ltd.	435,973	14,406,064
Torrent Power Ltd.	1,492,336	7,753,608
Trent Ltd.	1,538,691	16,932,197
TTK Prestige Ltd.	53,770	5,311,146
Tube Investments of India Ltd.	797,866	11,731,024
TV18 Broadcast Ltd.(a)	5,072,346	2,005,194
UltraTech Cement Ltd.	976,851	81,287,935
United Spirits Ltd.(a)	2,554,085	18,598,229
UPL Ltd.	4,431,324	33,862,829
Varun Beverages Ltd.	860,379	12,211,094
Vedanta Ltd.	16,226,598	45,774,971
V-Guard Industries Ltd.	1,372,438	4,204,066
Vinati Organics Ltd.	229,838	4,386,267
VIP Industries Ltd.	393,330	2,144,755
V-Mart Retail Ltd.(a)	82,341	2,967,066
Vodafone Idea Ltd.(a)	78,281,658	12,037,596
Voltas Ltd.	1,812,258	25,109,213
Welspun India Ltd.	3,250,602	3,061,055
Westlife Development Ltd.(a)	388,265	2,650,251
Wipro Ltd.	9,816,236	54,808,487
Yes Bank Ltd.(a)	72,077,487	15,448,329
Yes Bank Ltd., New, (Acquired 03/16/20, Cost: $35,983,750)(a)(d)(f)	12,578,231	2,141,936
Zee Entertainment Enterprises Ltd.	7,498,557	20,510,444

		7,661,320,853

Indonesia — 1.3%
Ace Hardware Indonesia Tbk PT	78,897,900	8,449,389
Adaro Energy Tbk PT	125,644,000	10,411,511
AKR Corporindo Tbk PT	17,592,400	4,163,370
Aneka Tambang Tbk	73,089,443	14,576,827
Astra Agro Lestari Tbk PT	5,615,100	4,436,087
Astra International Tbk PT	169,195,200	64,161,101
Bank BTPN Syariah Tbk PT	20,405,000	5,875,035
Bank Central Asia Tbk PT	81,962,100	193,105,931
Bank Mandiri Persero Tbk PT	156,681,000	67,667,707
Bank Negara Indonesia Persero Tbk PT	63,467,900	26,519,242
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	28,150,000	3,133,269
Bank Rakyat Indonesia Persero Tbk PT	462,468,900	152,965,486
Bank Tabungan Negara Persero Tbk PT	43,474,676	6,319,704
Barito Pacific Tbk PT(a)	236,106,800	18,238,587
Bintang Oto Global Tbk PT(a)	25,939,200	2,349,829
Bukit Asam Tbk PT	33,319,700	6,341,038
Bumi Serpong Damai Tbk PT(a)	81,346,900	6,626,573
Charoen Pokphand Indonesia Tbk PT	63,208,800	27,298,744
Ciputra Development Tbk PT	102,325,627	8,299,586
Gudang Garam Tbk PT(a)	4,092,800	10,490,674
Hanson International Tbk PT(a)(d)	783,666,700	1
Indah Kiat Pulp & Paper Corp. Tbk PT	23,670,200	21,899,922
Indocement Tunggal Prakarsa Tbk PT	12,670,200	11,122,015
Indofood CBP Sukses Makmur Tbk PT	19,576,300	11,788,397

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Indofood Sukses Makmur Tbk PT	37,509,400	$15,936,227
Inti Agri Resources Tbk PT(a)(d)	291,349,000	0	(e)
Japfa Comfeed Indonesia Tbk PT	43,253,700	4,662,530
Jasa Marga Persero Tbk PT	20,583,680	6,027,665
Kalbe Farma Tbk PT	180,075,600	18,589,265
Medco Energi Internasional Tbk PT(a)	83,895,080	4,094,598
Media Nusantara Citra Tbk PT(a)	56,403,700	4,495,660
Merdeka Copper Gold Tbk PT(a)	87,639,400	17,417,100
Mitra Adiperkasa Tbk PT(a)	90,668,200	5,125,555
Pabrik Kertas Tjiwi Kimia Tbk PT	10,146,500	10,527,706
Pakuwon Jati Tbk PT(a)	172,260,800	6,653,331
Panin Financial Tbk PT(a)	177,905,300	2,873,470
Perusahaan Gas Negara Tbk PT	95,724,200	9,679,975
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	32,181,900	2,994,454
Pool Advista Indonesia Tbk PT(a)(d)	12,679,400	9
PP Persero Tbk PT	31,994,050	3,628,539
Sarana Menara Nusantara Tbk PT	194,087,900	17,241,657
Semen Indonesia Persero Tbk PT	25,485,800	18,255,278
Sugih Energy Tbk PT(a)(d)	27,492,211	19
Summarecon Agung Tbk PT(a)	98,874,700	5,728,345
Surya Citra Media Tbk PT(a)	61,213,600	8,511,442
Telkom Indonesia Persero Tbk PT	413,030,300	101,227,229
Tower Bersama Infrastructure Tbk PT	93,293,700	14,216,807
Trada Alam Minera Tbk PT(a)(d)	280,960,700	0	(e)
Unilever Indonesia Tbk PT	63,985,900	31,453,743
United Tractors Tbk PT	14,368,300	22,753,172
Waskita Beton Precast Tbk PT	105,238,000	1,906,700
Waskita Karya Persero Tbk PT	45,692,700	4,572,479
Wijaya Karya Persero Tbk PT	36,573,323	4,468,931
XL Axiata Tbk PT	32,749,500	5,059,614

		1,034,341,525

Kuwait — 0.5%
Agility Public Warehousing Co. KSC	10,250,281	22,353,165
Al Ahli Bank of Kuwait KSCP	6,005,180	3,869,189
Boubyan Bank KSCP	10,580,889	19,298,367
Boubyan Petrochemicals Co. KSCP	3,391,261	8,067,761
Gulf Bank KSCP	13,083,195	9,337,420
Humansoft Holding Co. KSC(a)	771,737	9,758,591
Kuwait Finance House KSCP	36,216,279	86,397,335
Kuwait International Bank KSCP	5,418,688	3,545,020
Mabanee Co. KPSC	4,565,040	10,588,661
Mobile Telecommunications Co. KSC	19,098,569	39,566,505
National Bank of Kuwait SAKP	54,649,416	148,969,992
National Industries Group Holding SAK	9,357,930	5,905,715
Qurain Petrochemical Industries Co.	5,124,191	6,264,499
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	5,214,124	4,410,427
Warba Bank KSCP(a)	7,110,638	5,474,240

		383,806,887

Malaysia — 1.6%
AEON Credit Service M Bhd(b)	2,179,800	6,311,861
Alliance Bank Malaysia Bhd(a)	9,790,100	6,409,825
AMMB Holdings Bhd	13,515,300	10,551,785
Axiata Group Bhd	22,549,000	19,777,381
Berjaya Sports Toto Bhd	7,077,722	3,707,170
Bermaz Auto Bhd(b)	8,272,000	2,738,599
British American Tobacco Malaysia Bhd	1,351,000	4,279,140
Bursa Malaysia Bhd	5,275,700	11,861,364

Security	Shares	Value

Malaysia (continued)
Carlsberg Brewery Malaysia Bhd	1,471,000	$8,707,884
CIMB Group Holdings Bhd	53,642,500	57,386,541
Dialog Group Bhd	33,058,796	26,381,695
DiGi.Com Bhd(b)	25,968,600	23,739,054
DRB-Hicom Bhd	8,916,000	4,009,171
Ekovest Bhd	15,981,200	1,855,754
Focus Dynamics Group Bhd(a)	38,576,300	6,099,773
Fraser & Neave Holdings Bhd	1,208,800	9,335,908
Frontken Corp. Bhd	6,207,900	7,990,898
Gamuda Bhd	14,748,800	12,134,281
Genting Bhd	17,934,700	20,427,169
Genting Malaysia Bhd	25,592,100	18,273,297
Genting Plantations Bhd(b)	4,276,400	10,037,258
Globetronics Technology Bhd	6,473,000	4,557,888
HAP Seng Consolidated Bhd	5,506,600	11,577,805
Hartalega Holdings Bhd(b)	14,450,400	35,702,038
Hong Leong Bank Bhd	5,584,000	24,833,107
Hong Leong Financial Group Bhd	2,018,300	8,457,163
IGB REIT	11,924,600	4,979,018
IHH Healthcare Bhd	18,476,400	23,189,651
IJM Corp. Bhd	23,596,200	9,152,819
Inari Amertron Bhd(b)	22,721,300	20,209,186
IOI Corp. Bhd	19,766,500	20,901,944
Kossan Rubber Industries(b)	11,049,700	10,783,524
KPJ Healthcare Bhd	31,682,100	7,827,573
Kuala Lumpur Kepong Bhd	3,601,000	20,907,597
Lotte Chemical Titan Holding Bhd(c)	4,251,500	2,373,907
Magnum Bhd	8,964,086	4,850,240
Mah Sing Group Bhd	12,023,523	2,346,778
Malayan Banking Bhd	32,574,100	64,625,083
Malaysia Airports Holdings Bhd	9,076,200	13,432,103
Malaysia Building Society Bhd	17,604,600	2,935,912
Malaysian Pacific Industries Bhd	849,800	7,768,400
Malaysian Resources Corp. Bhd	27,544,700	2,824,225
Maxis Bhd(b)	19,891,300	23,343,712
Mega First Corp Bhd	2,186,300	4,153,835
MISC Bhd	11,179,600	18,727,038
My EG Services Bhd	21,522,200	11,272,900
Nestle Malaysia Bhd(b)	555,600	18,929,522
Padini Holdings Bhd	3,513,200	2,551,898
Pavilion REIT(b)	12,885,600	4,329,689
Pentamaster Corp. Bhd	6,537,100	10,158,952
Petronas Chemicals Group Bhd	20,222,500	37,122,464
Petronas Dagangan Bhd	2,406,200	11,889,808
Petronas Gas Bhd(b)	6,595,400	26,723,795
PPB Group Bhd	5,527,820	25,730,483
Press Metal Aluminium Holdings Bhd	12,142,700	29,070,479
Public Bank Bhd	121,327,000	124,699,276
QL Resources Bhd	10,081,943	15,319,073
RHB Bank Bhd	13,321,066	17,838,216
Scientex Bhd	7,332,300	7,282,482
Serba Dinamik Holdings Bhd(b)	12,454,520	5,261,823
Sime Darby Bhd	23,200,200	13,011,601
Sime Darby Plantation Bhd	17,943,900	21,723,313
Sime Darby Property Bhd	32,458,400	4,651,235
SKP Resources Bhd	7,394,100	4,165,176
SP Setia Bhd Group(b)	18,138,200	4,100,421
Sunway Construction Group Bhd(b)	6,344,970	2,633,613
Sunway REIT	19,181,300	7,155,964
Supermax Corp. Bhd	12,352,713	14,771,373

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Telekom Malaysia Bhd	9,470,000	$14,365,855
Tenaga Nasional Bhd	18,709,200	46,686,330
TIME dotCom Bhd	3,557,200	12,216,203
Top Glove Corp. Bhd(b)	41,214,200	53,356,988
UEM Sunrise Bhd(a)	24,132,500	2,384,929
UMW Holdings Bhd	3,208,400	2,370,134
ViTrox Corp. Bhd	1,753,300	7,450,713
VS Industry Bhd	13,311,375	9,866,368
Westports Holdings Bhd	8,107,500	8,172,600
Yinson Holdings Bhd	5,543,100	7,285,804

		1,207,025,834

Mexico — 1.6%
Alpek SAB de CV(a)(b)	3,229,800	2,931,618
Alsea SAB de CV(a)(b)	4,679,695	5,693,381
America Movil SAB de CV, Series L, NVS	282,052,172	180,611,587
Arca Continental SAB de CV	3,239,238	14,680,786
Banco del Bajio SA(a)(b)(c)	6,713,797	7,715,384
Becle SAB de CV(b)	4,404,175	9,088,264
Bolsa Mexicana de Valores SAB de CV(b)	4,190,078	8,586,349
Cemex SAB de CV, CPO, NVS(a)	126,640,883	84,425,237
Coca-Cola Femsa SAB de CV	3,920,000	16,457,607
Controladora Nemak SAB de CV(a)	24,761,526	3,481,451
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	6,704,059	10,099,130
Corp Inmobiliaria Vesta SAB de CV	4,894,800	9,243,952
Fibra Uno Administracion SA de CV	27,726,800	31,372,568
Fomento Economico Mexicano SAB de CV	16,147,445	110,535,151
Genomma Lab Internacional SAB de CV, Class B(a)(b)	7,531,524	7,560,158
Gentera SAB de CV(a)	9,132,292	4,646,832
Gruma SAB de CV, Class B	1,798,165	19,608,215
Grupo Aeroportuario del Centro Norte SAB de CV(a)	2,884,800	16,742,753
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	3,215,900	32,548,867
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	1,731,840	32,418,839
Grupo Bimbo SAB de CV, Series A	13,045,502	24,518,220
Grupo Carso SAB de CV, Series A1(a)	3,921,736	9,722,522
Grupo Cementos de Chihuahua SAB de CV	1,713,957	10,722,016
Grupo Comercial Chedraui SA de CV	3,359,459	5,157,152
Grupo Financiero Banorte SAB de CV, Class O(a)	21,584,178	108,444,740
Grupo Financiero Inbursa SAB de CV, Class O(a)	18,973,942	17,113,342
Grupo Herdez SAB de CV(b)	2,844,100	5,777,833
Grupo Mexico SAB de CV, Series B	25,597,120	121,592,594
Grupo Televisa SAB, CPO(a)(b)	20,008,856	29,787,699
Industrias Penoles SAB de CV(a)(b)	1,189,635	16,336,467
Infraestructura Energetica Nova SAB de CV(a)	4,380,471	15,252,724
Kimberly-Clark de Mexico SAB de CV, Class A	12,669,475	20,267,040
La Comer SAB de CV(b)	5,177,696	10,550,758
Macquarie Mexico Real Estate Management SA de CV(c)	8,980,400	10,839,784
Megacable Holdings SAB de CV, CPO	2,446,077	8,450,520
Orbia Advance Corp. SAB de CV(b)	8,875,283	20,708,499
PLA Administradora Industrial S. de RL de CV	7,338,949	10,350,092
Prologis Property Mexico SA de CV	3,755,958	7,682,376
Promotora y Operadora de Infraestructura SAB de CV	1,868,225	13,748,235
Qualitas Controladora SAB de CV(b)	1,584,878	8,624,532
Regional SAB de CV(a)(b)	1,916,047	8,681,107
Telesites SAB de CV(a)(b)	11,844,095	10,461,751

Security	Shares	Value

Mexico (continued)
Wal-Mart de Mexico SAB de CV	42,609,896	$121,611,563

		1,224,849,695

Pakistan — 0.1%
Engro Corp. Ltd./Pakistan	2,907,074	5,570,881
Engro Fertilizers Ltd.	5,932,989	2,445,247
Fauji Fertilizer Co. Ltd.	5,903,642	4,124,334
Habib Bank Ltd.	5,134,805	4,016,255
Hub Power Co. Ltd. (The)	7,352,856	3,972,682
Lucky Cement Ltd.(a)	1,259,268	7,046,883
MCB Bank Ltd.	3,883,524	4,497,617
National Bank of Pakistan(a)	5,096,314	1,156,261
Oil & Gas Development Co. Ltd.	6,004,882	3,977,427
Pakistan Oilfields Ltd.	1,340,794	3,393,880
Pakistan Petroleum Ltd.	3,495,619	1,999,202
Pakistan State Oil Co. Ltd.(a)	2,684,318	4,017,648
Searle Co. Ltd. (The)	1,287,095	2,216,148
United Bank Ltd./Pakistan	4,585,797	3,698,513

		52,132,978

Panama — 0.0%
Intercorp Financial Services Inc.	182,330	6,363,317

Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR(a)	1,828,640	20,224,758
Credicorp Ltd.	564,284	90,291,083
Southern Copper Corp.	717,287	51,164,082

		161,679,923

Philippines — 0.7%
Aboitiz Equity Ventures Inc.	16,894,830	14,676,774
Aboitiz Power Corp.	12,214,400	6,092,096
Alliance Global Group Inc.	36,074,800	7,985,230
Ayala Corp.	2,337,845	36,040,974
Ayala Land Inc.	66,561,540	53,570,242
Bank of the Philippine Islands	14,424,663	26,459,089
BDO Unibank Inc.	16,681,606	36,271,835
Bloomberry Resorts Corp.	39,045,700	6,437,873
Cebu Air Inc.(a)	2,638,810	2,439,213
Cosco Capital Inc.	29,614,300	3,344,731
D&L Industries Inc.	29,430,400	4,318,723
DoubleDragon Properties Corp.(a)	6,771,200	2,124,024
Filinvest Land Inc.	101,346,000	2,402,059
Globe Telecom Inc.	282,075	11,778,317
GT Capital Holdings Inc.	811,440	9,356,980
International Container Terminal Services Inc.	8,813,600	21,779,692
JG Summit Holdings Inc.	25,663,341	34,089,084
Jollibee Foods Corp.	3,784,440	13,961,557
Manila Electric Co.	1,819,780	10,164,064
Manila Water Co. Inc.(a)	11,036,600	3,548,453
Megaworld Corp.	100,251,200	7,479,583
Metro Pacific Investments Corp.	122,347,800	10,262,893
Metropolitan Bank & Trust Co.	14,793,133	15,457,787
Petron Corp.	18,352,500	1,338,991
PLDT Inc.	729,615	19,368,181
Puregold Price Club Inc.	8,079,250	6,161,011
Robinsons Land Corp.	20,130,113	8,123,405
Security Bank Corp.	2,526,600	6,821,612
Semirara Mining & Power Corp.	8,973,300	2,359,837
SM Investments Corp.	2,044,052	42,507,182
SM Prime Holdings Inc.	83,613,196	62,296,312
Universal Robina Corp.	7,522,830	19,799,369

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
Vista Land & Lifescapes Inc.	45,109,300	$4,034,921
Wilcon Depot Inc.	12,563,200	4,634,816

		517,486,910

Poland — 0.7%
Alior Bank SA(a)(b)	887,399	5,188,883
Allegro.eu SA(a)(c)	2,177,924	37,608,481
AmRest Holdings SE(a)(b)	647,875	5,557,240
Asseco Poland SA	528,750	9,454,132
Bank Millennium SA(a)	5,961,231	6,606,519
Bank Polska Kasa Opieki SA(a)	1,525,237	27,762,851
Budimex SA	116,015	10,792,310
CCC SA(a)(b)	332,484	8,487,054
CD Projekt SA(a)(b)	562,645	35,739,317
Cyfrowy Polsat SA	2,307,912	17,720,759
Dino Polska SA(a)(c)	416,663	27,540,386
Enea SA(a)(b)	2,342,658	4,100,658
Eurocash SA(a)(b)	838,538	2,892,830
Grupa Azoty SA(a)(b)	403,495	3,255,215
Grupa Lotos SA	838,747	9,473,283
Jastrzebska Spolka Weglowa SA(a)(b)	470,230	4,453,854
KGHM Polska Miedz SA(a)	1,177,780	59,872,380
KRUK SA(a)(b)	158,841	7,705,801
LPP SA(a)	10,946	22,995,181
mBank SA(a)	145,830	8,675,883
Mercator Medical SA(a)(b)	39,273	3,605,929
Orange Polska SA(a)	5,628,309	9,542,196
PGE Polska Grupa Energetyczna SA(a)	7,076,020	12,625,437
Polski Koncern Naftowy ORLEN SA	2,456,237	38,800,737
Polskie Gornictwo Naftowe i Gazownictwo SA	14,374,317	21,610,872
Powszechna Kasa Oszczednosci Bank Polski SA(a)	7,252,573	58,685,715
Powszechny Zaklad Ubezpieczen SA(a)	4,922,308	38,680,186
Santander Bank Polska SA(a)	285,122	16,105,474
Tauron Polska Energia SA(a)(b)	9,468,297	6,507,421
TEN Square Games SA	40,177	5,371,603
Warsaw Stock Exchange(b)	401,136	4,797,736

		532,216,323

Qatar — 0.7%
Al Meera Consumer Goods Co. QSC	1,077,420	6,127,341
Barwa Real Estate Co.	15,119,058	13,257,734
Commercial Bank PSQC (The)	16,777,850	19,446,785
Doha Bank QPSC(a)	13,584,895	8,204,061
Gulf International Services QSC(a)	9,161,385	3,674,379
Industries Qatar QSC	15,288,426	47,861,725
Masraf Al Rayan QSC	31,709,160	37,225,589
Medicare Group	1,706,523	4,020,676
Mesaieed Petrochemical Holding Co.	38,026,430	19,360,258
Ooredoo QPSC	6,591,006	13,743,906
Qatar Aluminum Manufacturing Co.	28,704,011	8,434,125
Qatar Electricity & Water Co. QSC	4,349,400	20,494,925
Qatar Fuel QSC	3,718,750	16,999,540
Qatar Gas Transport Co. Ltd.	19,875,838	17,762,624
Qatar Insurance Co. SAQ	13,606,864	8,431,053
Qatar International Islamic Bank QSC	6,685,331	15,321,983
Qatar Islamic Bank SAQ	9,944,586	42,281,861
Qatar National Bank QPSC	37,478,417	175,080,619
Qatar National Cement Co. QSC	2,491,597	2,773,239
Qatar Navigation QSC	3,943,901	7,796,804
United Development Co. QSC	16,660,653	6,691,152

Security	Shares	Value

Qatar (continued)
Vodafone Qatar QSC	20,077,104	$7,780,517

		502,770,896

Russia — 2.6%
Aeroflot PJSC(a)	9,876,917	9,220,002
Alrosa PJSC	21,880,590	29,208,368
Credit Bank of Moscow PJSC(a)	102,862,231	9,215,683
Detsky Mir PJSC(c)	5,254,636	10,002,049
Gazprom PJSC	95,035,240	279,097,287
Gazprom PJSC, ADR	1,491,310	8,649,598
Inter RAO UES PJSC	315,933,505	21,637,975
LSR Group PJSC	371,811	4,398,631
LSR Group PJSC, GDR(g)	112,885	248,347
LUKOIL PJSC	3,471,782	260,997,893
Magnit PJSC, GDR(g)	2,817,615	38,235,036
Mail.Ru Group Ltd., GDR(a)(g)	884,594	23,877,956
Mechel PJSC, ADR(a)	967,708	1,770,906
MMC Norilsk Nickel PJSC	529,457	165,860,419
Mobile TeleSystems PJSC, ADR	3,937,583	32,366,932
Moscow Exchange MICEX-RTS PJSC	11,255,681	26,116,653
Novatek PJSC, GDR(g)	758,920	129,319,968
Novolipetsk Steel PJSC	10,436,548	31,347,099
OGK-2 PJSC	264,299,000	2,764,347
PhosAgro PJSC, GDR(g)	1,151,182	20,191,732
Polymetal International PLC	1,923,682	38,299,434
Polyus PJSC	277,381	52,266,525
Rosneft Oil Co. PJSC	3,248,140	22,917,281
Rosneft Oil Co. PJSC, GDR(g)	6,171,162	42,667,414
Rostelecom PJSC(a)	7,831,571	11,363,198
Sberbank of Russia PJSC	88,080,850	319,094,039
Severstal PAO	1,744,654	31,575,224
Sistema PJSFC, GDR(g)	1,439,698	13,331,603
Surgutneftegas PJSC	60,903,807	26,543,152
Tatneft PJSC	11,854,629	83,417,782
TCS Group Holding PLC(g)	971,045	50,390,770
Unipro PJSC	130,678,082	4,924,699
VTB Bank PJSC	9,503,320,000	4,714,845
VTB Bank PJSC, GDR(g)	9,852,068	9,344,686
X5 Retail Group NV, GDR(g)	1,040,497	34,340,065
Yandex NV, Class A(a)	2,489,404	160,818,087

		2,010,535,685

Saudi Arabia — 2.5%
Abdullah Al Othaim Markets Co.	402,068	13,100,309
Advanced Petrochemical Co.	933,619	16,877,581
Al Hammadi Co. for Development and Investment(a)	686,457	5,060,801
Al Rajhi Bank	10,165,869	246,658,866
Aldrees Petroleum and Transport Services Co.	325,531	5,858,777
Alinma Bank(a)	8,305,134	35,873,396
Almarai Co. JSC	2,056,972	27,971,090
Alujain Holding(a)	349,321	4,787,388
Arab National Bank	5,157,001	26,620,328
Arabian Cement Co./Saudi Arabia	547,071	6,155,552
Arriyadh Development Co.	1,357,922	6,567,846
Bank AlBilad	3,138,783	27,575,763
Bank Al-Jazira	3,638,854	13,059,319
Banque Saudi Fransi	5,042,166	37,508,714
Bupa Arabia for Cooperative Insurance Co.(a)	525,488	16,729,307
City Cement Co.	1,022,145	7,167,688
Co for Cooperative Insurance (The)(a)	560,642	11,869,077
Dallah Healthcare Co.	391,142	5,621,265

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Dar Al Arkan Real Estate Development Co.(a)	4,433,705	$10,391,219
Dr Sulaiman Al Habib Medical Services Group Co.	419,499	13,310,327
Eastern Province Cement Co.	554,983	6,259,374
Emaar Economic City(a)	4,108,495	10,089,118
Etihad Etisalat Co.(a)	3,260,393	24,949,548
Fawaz Abdulaziz Al Hokair & Co.(a)	781,161	4,061,496
Herfy Food Services Co.	385,606	6,898,857
Jarir Marketing Co.	495,224	22,579,204
Leejam Sports Co. JSC(a)	293,676	5,536,033
Mobile Telecommunications Co.(a)	3,784,786	13,522,499
Mouwasat Medical Services Co.	440,427	16,135,094
National Agriculture Development Co. (The)(a)	640,507	5,353,925
National Commercial Bank	12,267,044	153,726,455
National Industrialization Co.(a)	3,134,110	12,451,203
National Medical Care Co.	236,559	3,286,155
Qassim Cement Co. (The)	446,309	10,233,988
Rabigh Refining & Petrochemical Co.(a)	2,315,334	9,000,818
Riyad Bank	11,380,040	60,078,601
SABIC Agri-Nutrients Co.	1,701,580	44,189,812
Sahara International Petrochemical Co.	3,166,488	16,041,400
Samba Financial Group	8,233,893	74,095,158
Saudi Airlines Catering Co.	412,345	8,124,862
Saudi Arabian Mining Co.(a)	3,623,853	49,664,323
Saudi Arabian Oil Co.(c)	17,983,064	165,661,875
Saudi Basic Industries Corp.	7,481,461	212,644,645
Saudi British Bank (The)	6,557,039	42,239,185
Saudi Cement Co.	638,283	10,789,799
Saudi Electricity Co.	6,994,209	39,311,539
Saudi Industrial Investment Group	1,931,002	14,570,686
Saudi Kayan Petrochemical Co.(a)	6,256,396	24,755,344
Saudi Pharmaceutical Industries & Medical Appliances Corp.	735,030	7,976,462
Saudi Research & Marketing Group(a)	366,852	7,609,941
Saudi Telecom Co.	4,996,295	158,261,524
Saudia Dairy & Foodstuff Co.	172,302	7,212,749
Savola Group (The)	2,265,087	22,738,442
Seera Group Holding(a)	1,673,267	7,700,463
Southern Province Cement Co.	587,930	13,355,989
United Electronics Co.	323,463	8,150,181
United International Transportation Co.	636,462	6,491,047
Yamama Cement Co.	1,140,856	9,216,887
Yanbu Cement Co.	836,741	10,262,655
Yanbu National Petrochemical Co.	2,127,657	40,448,459

		1,904,440,408

South Africa — 3.5%
Absa Group Ltd.	5,957,641	47,727,996
Adcock Ingram Holdings Ltd.	651,532	1,828,183
AECI Ltd.	1,101,931	7,211,978
African Rainbow Minerals Ltd.	1,010,996	19,688,932
Alexander Forbes Group Holdings Ltd.	6,046,249	1,688,579
Anglo American Platinum Ltd.	453,863	54,962,483
AngloGold Ashanti Ltd.	3,482,027	69,699,163
Aspen Pharmacare Holdings Ltd.(a)	3,185,951	29,963,768
Astral Foods Ltd.	415,164	3,694,641
AVI Ltd.	2,541,841	11,915,207
Barloworld Ltd.(a)	1,728,639	10,380,108
Bid Corp. Ltd.	2,785,344	52,107,104
Bidvest Group Ltd. (The)	2,337,557	25,966,425
Brait SE(a)(b)	7,719,922	1,258,939
Capitec Bank Holdings Ltd.(a)	580,794	51,335,345

Security	Shares	Value

South Africa (continued)
Clicks Group Ltd.	2,052,269	$33,164,206
Coronation Fund Managers Ltd.	2,543,442	8,357,653
DataTec Ltd.(a)	1,781,572	3,031,187
Dis-Chem Pharmacies Ltd.(a)(c)	2,741,970	4,055,138
Discovery Ltd.(b)	3,364,428	31,464,635
DRDGOLD Ltd.	3,953,579	3,638,715
Equites Property Fund Ltd.	4,147,822	5,014,219
Exxaro Resources Ltd.	2,128,485	24,044,485
FirstRand Ltd.	39,498,628	131,225,284
Fortress REIT Ltd., Series A	11,161,521	10,044,171
Foschini Group Ltd. (The)(a)	2,767,075	19,184,323
Gold Fields Ltd.	7,434,814	61,741,415
Growthpoint Properties Ltd.	26,960,556	24,332,809
Harmony Gold Mining Co. Ltd.(a)	4,605,944	17,449,142
Impala Platinum Holdings Ltd.	6,620,475	107,557,995
Imperial Logistics Ltd.	1,494,739	4,173,476
Investec Ltd.	2,567,776	6,718,558
JSE Ltd.	859,143	6,752,324
KAP Industrial Holdings Ltd.(a)	25,528,588	6,826,164
Kumba Iron Ore Ltd.	538,065	23,055,488
Liberty Holdings Ltd.	1,098,532	5,104,543
Life Healthcare Group Holdings Ltd.(a)	10,949,897	12,984,082
Massmart Holdings Ltd.(a)(b)	1,021,634	3,013,723
Momentum Metropolitan Holdings	8,095,856	8,926,354
Motus Holdings Ltd.	1,400,871	7,266,910
Mr. Price Group Ltd.	2,111,419	24,314,514
MTN Group Ltd.	14,108,067	67,707,544
MultiChoice Group	3,689,489	31,094,381
Naspers Ltd., Class N	3,623,636	841,652,487
Nedbank Group Ltd.	3,102,271	26,755,775
NEPI Rockcastle PLC	3,430,916	21,016,449
Netcare Ltd.	9,802,023	8,859,599
Ninety One Ltd.	1,319,221	3,962,998
Northam Platinum Ltd.(a)	3,049,329	44,674,167
Oceana Group Ltd.	762,020	3,363,780
Old Mutual Ltd.	39,544,068	35,115,472
Pick n Pay Stores Ltd.	2,785,261	9,501,655
PSG Group Ltd.	1,419,942	6,235,229
Rand Merchant Investment Holdings Ltd.	6,622,020	13,330,388
Redefine Properties Ltd.(a)	48,937,160	13,408,548
Reinet Investments SCA	1,284,322	23,964,683
Remgro Ltd.	4,237,497	28,987,179
Resilient REIT Ltd.	3,004,512	8,841,205
Reunert Ltd.	1,651,942	5,005,042
Royal Bafokeng Platinum Ltd.(a)	1,215,148	7,236,534
Sanlam Ltd.	14,682,271	58,918,111
Santam Ltd.	109,317	1,750,443
Sappi Ltd.(a)	4,847,991	14,211,491
Sasol Ltd.(a)	4,701,343	58,488,013
Shoprite Holdings Ltd.	4,155,022	36,504,665
Sibanye Stillwater Ltd.	22,019,972	101,796,711
SPAR Group Ltd. (The)	1,545,415	19,422,973
Standard Bank Group Ltd.	10,638,959	93,421,246
Steinhoff International Holdings NV(a)(b)	36,616,661	4,714,202
Super Group Ltd./South Africa(a)	3,624,097	6,424,495
Telkom SA SOC Ltd.	2,623,537	7,084,438
Tiger Brands Ltd.	1,324,000	17,628,857
Transaction Capital Ltd.(a)	3,438,353	6,038,471
Truworths International Ltd.	3,437,073	11,058,088
Vodacom Group Ltd.	5,272,175	43,364,368

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	23

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Vukile Property Fund Ltd.	6,929,218	$3,458,604
Wilson Bayly Holmes-Ovcon Ltd.(a)	570,016	3,631,694
Woolworths Holdings Ltd.	8,072,339	24,585,425
Zeder Investments Ltd.	12,399,239	2,169,381

		2,698,255,155

South Korea — 12.8%
ABLBio Inc.(a)	265,455	4,796,383
Ace Technologies Corp.(a)	292,932	5,801,279
Advanced Process Systems Corp.(a)(b)	121,473	3,048,989
AfreecaTV Co. Ltd.(b)	73,980	4,800,304
Ahnlab Inc.(b)	73,275	5,726,342
Alteogen Inc.(a)	156,721	18,134,161
Amicogen Inc.(a)	152,498	3,854,867
Amorepacific Corp.	266,020	55,524,424
AMOREPACIFIC Group	237,916	13,701,082
Ananti Inc.(a)	533,879	3,454,651
Aprogen KIC Inc.(a)	1,152,606	1,892,798
BGF retail Co. Ltd.	75,023	10,617,407
BH Co. Ltd.	227,493	3,654,872
Binex Co. Ltd.(a)(b)	235,026	5,689,993
Binggrae Co. Ltd.(a)(b)	54,783	2,837,891
BNK Financial Group Inc.	2,108,295	11,071,598
Boditech Med Inc.	157,898	2,340,010
Boryung Pharmaceutical Co. Ltd.	214,750	4,100,033
Bukwang Pharmaceutical Co. Ltd.	330,095	8,182,595
Cafe24 Corp.(a)	136,307	3,961,214
Cellivery Therapeutics Inc.(a)	105,990	10,669,754
Celltrion Healthcare Co. Ltd.(a)	584,822	65,379,300
Celltrion Inc.(a)(b)	804,461	213,019,268
Celltrion Pharm Inc.(a)(b)	139,738	19,116,805
Chabiotech Co. Ltd.(a)	416,720	7,102,971
Cheil Worldwide Inc.	551,867	9,553,906
Chong Kun Dang Pharmaceutical Corp.(a)	59,514	9,058,206
Chongkundang Holdings Corp.(a)	26,706	2,460,232
Chunbo Co. Ltd.	38,628	5,507,971
CJ CGV Co. Ltd.(a)	198,186	4,939,215
CJ CheilJedang Corp.	69,902	25,291,645
CJ Corp.	127,514	10,521,182
CJ ENM Co. Ltd.	85,984	10,584,412
CJ Logistics Corp.(a)	74,008	10,803,126
CMG Pharmaceutical Co. Ltd.(a)	1,173,505	4,595,836
Com2uSCorp.	85,300	10,507,806
Cosmax Inc.(a)	67,198	6,250,281
Coway Co. Ltd.	405,563	23,355,519
CrystalGenomics Inc.(a)	358,260	4,272,972
CS Wind Corp.	19,782	1,274,781
Cuckoo Holdings Co. Ltd.(a)	16,483	1,863,232
Cuckoo Homesys Co. Ltd.(a)	64,252	2,319,020
Daea TI Co. Ltd.	620,713	2,883,954
Daeduck Electronics Co. Ltd./New	337,022	4,379,636
Daejoo Electronic Materials Co. Ltd.(b)	112,979	3,962,058
Daesang Corp.(a)	187,802	4,170,592
Daewoo Engineering & Construction Co. Ltd.(a)	1,639,300	8,564,923
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	333,199	7,547,765
Daewoong Co. Ltd.(a)	203,958	6,635,216
Daewoong Pharmaceutical Co. Ltd.(a)	46,308	5,584,988
Daishin Securities Co. Ltd.(a)	380,963	4,713,294
Daou Technology Inc.	234,787	5,684,207
DB HiTek Co. Ltd.	309,749	15,549,482

Security	Shares	Value

South Korea (continued)
DB Insurance Co. Ltd.	417,329	$15,378,211
DGB Financial Group Inc.	1,437,818	9,047,951
DL E&C Co. Ltd.(a)	120,473	11,902,539
DL Holdings Co. Ltd.	96,068	7,396,424
Dong-A Socio Holdings Co. Ltd.	35,299	3,644,579
Dong-A ST Co. Ltd.(a)	65,055	4,753,908
Dongjin Semichem Co. Ltd.(a)	317,177	8,666,964
DongKook Pharmaceutical Co. Ltd.	260,583	6,645,040
Dongkuk Steel Mill Co. Ltd.	592,565	4,741,575
Dongsuh Cos. Inc.	276,275	9,909,998
Dongwon F&B Co. Ltd.	10,578	1,864,214
Dongwon Industries Co. Ltd.	13,487	3,115,155
Doosan Bobcat Inc.(a)	424,505	12,223,175
Doosan Fuel Cell Co. Ltd.(a)	223,411	9,942,635
Doosan Heavy Industries & Construction Co. Ltd.(a)(b)	1,626,480	15,345,517
Doosan Infracore Co. Ltd.(a)(b)	1,194,617	8,357,534
DoubleUGames Co. Ltd.	98,902	4,868,074
Douzone Bizon Co. Ltd.	168,001	16,448,696
Duk San Neolux Co. Ltd.(a)	110,232	4,150,257
Echo Marketing Inc.	151,898	3,596,339
Ecopro BM Co. Ltd.	81,912	11,832,948
Ecopro Co. Ltd.(b)	198,793	11,377,294
E-MART Inc.	158,848	23,894,359
Enzychem Lifesciences Corp.(a)(b)	66,106	5,230,817
Eo Technics Co Ltd.(a)	84,445	7,606,439
Eone Diagnomics Genome Center Co. Ltd.(a)(b)	181,952	1,303,706
Eubiologics Co. Ltd.(a)	273,978	4,511,431
Eugene Corp.(a)	440,758	1,894,847
Eutilex Co. Ltd.(a)	64,396	2,126,472
F&F Co. Ltd.(a)	61,129	7,562,911
Feelux Co. Ltd.(a)	636,695	2,473,675
Fila Holdings Corp.	415,721	14,800,926
Foosung Co. Ltd.(a)	565,411	5,082,912
GemVax & Kael Co. Ltd.(a)	305,391	6,401,387
Geneone Life Science Inc.(a)	348,693	4,376,120
Genexine Co. Ltd.(a)	156,842	13,429,640
Grand Korea Leisure Co. Ltd.(a)	312,114	4,430,991
Green Cross Cell Corp.	62,978	2,295,460
Green Cross Corp./South Korea	49,030	16,517,895
Green Cross Holdings Corp.	182,427	6,024,069
GS Engineering & Construction Corp.	466,667	15,098,661
GS Holdings Corp.	397,166	13,786,804
GS Home Shopping Inc.	29,467	3,566,989
GS Retail Co. Ltd.(b)	256,010	8,248,831
G-treeBNT Co. Ltd.(a)	249,042	4,322,491
Halla Holdings Corp.	74,613	2,762,707
Hana Financial Group Inc.	2,489,573	82,099,403
Hana Tour Service Inc.(a)(b)	95,729	5,725,847
Hanall Biopharma Co. Ltd.(a)	292,558	5,741,793
Handsome Co. Ltd.	125,543	4,151,244
Hanil Cement Co. Ltd./New	17,393	1,795,806
Hanjin Transportation Co. Ltd.(a)	71,387	2,687,735
Hankook & Co. Co. Ltd.	246,698	3,787,753
Hankook Shell Oil Co. Ltd.(b)	8,165	1,813,233
Hankook Tire & Technology Co. Ltd.	591,185	25,073,400
Hanmi Pharm Co. Ltd.(a)	55,041	16,803,794
Hanon Systems	1,539,032	21,164,258
Hansae Co. Ltd.	175,291	3,214,058
Hansol Chemical Co. Ltd.	78,803	17,114,314

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hanssem Co. Ltd.(a)(b)	98,786	$8,748,738
Hanwha Aerospace Co. Ltd.(a)	318,777	10,469,845
Hanwha Corp.(a)	352,781	9,215,952
Hanwha Life Insurance Co. Ltd.	2,859,314	8,156,744
Hanwha Solutions Corp.(a)	1,009,951	40,496,923
Hanwha Systems Co. Ltd.	328,570	6,141,495
HDC Holdings Co. Ltd.(a)	332,683	3,242,438
HDC Hyundai Development Co-Engineering & Construction, Class E	359,758	8,581,677
Helixmith Co. Ltd.(a)	240,773	5,164,779
HFR Inc.(a)	89,088	1,681,055
Hite Jinro Co. Ltd.(a)	297,319	9,063,797
HLB Inc.(a)(b)	381,705	23,306,598
HLB Life Science Co. Ltd.(a)	365,645	5,923,221
HMM Co. Ltd.(a)	2,068,526	34,981,748
Hotel Shilla Co. Ltd.	257,546	18,705,611
HS Industries Co. Ltd.(a)(b)	397,492	2,738,396
Huchems Fine Chemical Corp.	170,524	3,475,745
Hugel Inc.(a)	54,867	8,399,754
Huons Co. Ltd.	89,469	4,427,660
Huons Global Co. Ltd.(b)	72,886	1,771,062
Hwaseung Enterprise Co. Ltd.(a)	180,926	2,488,034
Hyosung Advanced Materials Corp.(a)	25,040	6,519,092
Hyosung Chemical Corp.(a)	17,840	3,596,582
Hyosung Corp.(a)(b)	87,918	6,268,119
Hyosung TNC Co. Ltd.	21,733	7,950,390
Hyundai Bioscience Co. Ltd.(a)	309,053	15,046,906
Hyundai Construction Equipment Co. Ltd.(a)	112,827	3,760,900
Hyundai Department Store Co. Ltd.	113,291	8,268,680
Hyundai Elevator Co. Ltd.(a)	234,384	8,991,500
Hyundai Engineering & Construction Co. Ltd.	621,629	22,021,214
Hyundai Glovis Co. Ltd.	156,675	26,914,352
Hyundai Greenfood Co. Ltd.	644,045	5,193,634
Hyundai Heavy Industries Holdings Co. Ltd.	77,507	18,661,009
Hyundai Home Shopping Network Corp.	52,817	3,737,384
Hyundai Marine & Fire Insurance Co. Ltd.	530,719	10,345,123
Hyundai Mipo Dockyard Co. Ltd.(a)	212,611	10,218,953
Hyundai Mobis Co. Ltd.	551,908	148,845,682
Hyundai Motor Co.	1,246,533	262,953,557
Hyundai Rotem Co. Ltd.(a)(b)	577,738	10,078,918
Hyundai Steel Co.	716,533	25,478,855
Hyundai Wia Corp.(b)	144,549	9,919,651
Iljin Materials Co. Ltd.(a)	198,459	12,347,382
Ilyang Pharmaceutical Co. Ltd.	124,600	5,766,978
Industrial Bank of Korea(a)	1,933,749	14,337,454
Innocean Worldwide Inc.	81,332	4,473,803
Innox Advanced Materials Co. Ltd.(a)(b)	70,198	2,961,625
iNtRON Biotechnology Inc.(a)	246,316	4,297,102
IS Dongseo Co. Ltd.(a)	153,628	7,342,967
ITM Semiconductor Co. Ltd.	82,315	3,355,609
JB Financial Group Co. Ltd.	1,005,836	5,219,425
JW Pharmaceutical Corp.	163,329	4,237,686
JYP Entertainment Corp.(a)	228,252	7,415,397
Kakao Corp.	479,171	208,131,240
Kangwon Land Inc.(a)	904,378	19,480,149
KB Financial Group Inc.	3,265,110	127,291,338
KCC Corp.	42,158	7,486,000
KEPCO Engineering & Construction Co. Inc.(a)	139,163	2,167,648
KEPCO Plant Service & Engineering Co. Ltd.(a)	205,825	4,918,915
Kginicis Co. Ltd.(b)	193,844	3,157,406

Security	Shares	Value

South Korea (continued)
Kia Motors Corp.	2,184,872	$154,409,290
KIWOOM Securities Co. Ltd.(a)(b)	102,579	11,778,096
KMW Co. Ltd.(a)(b)	223,761	12,348,182
Koentec Co. Ltd.	245,833	1,910,211
Koh Young Technology Inc.(a)(b)	102,582	9,441,014
Kolmar BNH Co. Ltd.(a)	72,977	3,247,753
Kolmar Korea Co. Ltd.(a)	123,219	6,306,268
Kolon Industries Inc.	149,720	7,329,417
Komipharm International Co. Ltd.(a)(b)	356,948	3,208,878
Korea Aerospace Industries Ltd.(a)	611,356	18,011,467
Korea Electric Power Corp.(a)	2,114,906	42,731,078
Korea Gas Corp.(a)	262,286	7,435,522
Korea Investment Holdings Co. Ltd.(a)	350,160	27,208,694
Korea Petrochemical Ind. Co Ltd.(a)	27,867	9,016,159
Korea REIT & Trust Co. Ltd.	1,942,851	3,631,497
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	316,349	31,536,349
Korea United Pharm Inc.(a)	90,097	4,218,159
Korea Zinc Co. Ltd.	68,655	24,657,136
Korean Air Lines Co. Ltd.(a)	693,572	17,377,883
Korean Reinsurance Co.	773,049	5,408,247
KT Skylife Co. Ltd.	238,537	1,813,178
KT&G Corp.	942,018	65,651,989
Kuk-Il Paper Manufacturing Co. Ltd.(a)(b)	905,022	3,463,814
Kumho Petrochemical Co. Ltd.(a)	151,905	28,528,665
Kumho Tire Co. Inc.(a)(b)	842,464	2,980,680
Kwang Dong Pharmaceutical Co. Ltd.	383,752	3,012,633
Kyung Dong Navien Co. Ltd.	68,362	3,078,876
L&C Bio Co. Ltd.	122,325	3,375,234
L&F Co. Ltd.	152,917	9,663,647
LEENO Industrial Inc.	87,347	12,454,819
LegoChem Biosciences Inc.(a)	152,808	7,303,774
LEMON Co. Ltd./Korea(a)	154,871	1,153,779
LF Corp.	184,679	2,539,644
LG Chem Ltd.	382,332	282,792,961
LG Corp.	789,513	65,986,000
LG Display Co. Ltd.(a)	1,910,501	38,431,084
LG Electronics Inc.	885,421	115,455,431
LG Hausys Ltd.	63,759	4,057,649
LG Household & Health Care Ltd.	77,872	104,869,013
LG Innotek Co. Ltd.	118,759	21,035,194
LG International Corp.	288,383	7,007,437
LG Uplus Corp.	1,723,598	18,102,765
LIG Nex1 Co. Ltd.	135,619	4,466,313
Lock&Lock Co. Ltd.(a)	238,960	3,147,849
Lotte Chemical Corp.	141,329	40,002,334
Lotte Chilsung Beverage Co. Ltd.(a)	45,275	4,614,141
Lotte Confectionery Co. Ltd.	16,203	1,788,315
Lotte Corp.	240,492	7,192,284
LOTTE Fine Chemical Co. Ltd.	179,682	8,540,293
LOTTE Himart Co. Ltd.	88,217	2,940,567
LOTTE Reit Co. Ltd.	908,894	4,040,877
Lotte Shopping Co. Ltd.	89,155	9,403,531
Lotte Tour Development Co. Ltd.(a)(b)	285,092	5,519,138
LS Corp.	151,007	9,395,095
LS Electric Co. Ltd.	163,649	8,375,449
Maeil Dairies Co. Ltd.(a)	41,559	2,644,832
Mando Corp.(a)	273,497	15,214,564
Mcnex Co. Ltd.	116,063	5,619,784
Medipost Co. Ltd.(a)(b)	171,782	5,221,500

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	25

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
MedPacto Inc.(a)	96,588	$7,479,445
Medy-Tox Inc.	42,550	7,650,289
MegaStudyEdu Co. Ltd.(a)	76,557	3,631,943
Meritz Financial Group Inc.	325,098	3,544,682
Meritz Fire & Marine Insurance Co. Ltd.	465,342	6,668,452
Meritz Securities Co. Ltd.	2,281,430	7,635,226
Mezzion Pharma Co. Ltd.(a)	58,904	7,932,510
Mirae Asset Daewoo Co. Ltd.	2,460,629	20,455,963
Mirae Asset Life Insurance Co. Ltd.	724,531	2,579,550
Namhae Chemical Corp.(a)(b)	258,327	1,965,906
Naturecell Co. Ltd.(a)(b)	466,242	3,324,075
NAVER Corp.	1,026,293	342,554,406
NCSoft Corp.	137,177	114,283,642
NEPES Corp.(a)	153,728	5,404,767
Netmarble Corp.(b)(c)	179,165	19,694,595
Nexen Tire Corp.(a)	281,673	2,110,981
NH Investment & Securities Co. Ltd.(a)	883,895	8,536,058
NHN Corp.(a)	101,985	6,272,509
NHN KCP Corp.(a)	142,962	5,910,623
NICE Holdings Co. Ltd.(a)	218,776	3,300,626
NICE Information Service Co. Ltd.(a)(b)	337,039	6,584,785
NKMax Co. Ltd.(a)	355,780	6,317,589
Nong Shim Holdings Co. Ltd.	39,342	2,580,779
NongShim Co. Ltd.	27,476	6,725,323
OCI Co. Ltd.(a)	163,177	18,154,984
OptoElectronics Solutions Co. Ltd.(b)	80,030	3,266,022
Orion Corp./Republic of Korea	201,287	23,022,145
Orion Holdings Corp.	212,094	2,595,721
Oscotec Inc.(a)	190,370	5,939,002
Osstem Implant Co. Ltd.	102,049	6,603,438
Ottogi Corp.	11,641	5,802,368
Pan Ocean Co. Ltd.	2,535,664	12,909,656
Paradise Co. Ltd.(a)(b)	450,780	6,901,127
Partron Co. Ltd.(b)	346,986	3,459,050
Pearl Abyss Corp.(a)	49,789	12,825,044
PHARMA RESEARCH PRODUCTS Co. Ltd.(a)	45,357	2,268,859
Pharmicell Co. Ltd.(a)	505,578	7,222,543
PI Advanced Materials Co. Ltd.(a)	162,514	6,176,545
Poongsan Corp.	258,270	8,413,602
POSCO	609,644	152,750,143
POSCO Chemical Co. Ltd.	223,298	31,402,834
Posco ICT Co. Ltd.	496,016	3,306,773
Posco International Corp.	412,560	8,207,135
RFHIC Corp.	125,241	4,224,863
S&S Tech Corp.	151,980	4,639,888
S&T Motiv Co. Ltd.	82,621	4,610,892
S-1 Corp.	137,648	10,168,922
Sam Chun Dang Pharm Co. Ltd.(a)	128,165	7,506,237
SAM KANG M&T Co. Ltd.(a)	226,702	3,410,115
Samjin Pharmaceutical Co. Ltd.(b)	236,118	5,359,154
Samsung Biologics Co. Ltd.(a)(b)(c)	137,993	92,118,158
Samsung C&T Corp.	698,975	75,590,087
Samsung Card Co. Ltd.	235,172	6,897,123
Samsung Electro-Mechanics Co. Ltd.	464,667	78,375,075
Samsung Electronics Co. Ltd.	39,745,723	2,918,577,790
Samsung Engineering Co. Ltd.(a)	1,279,825	14,694,920
Samsung Fire & Marine Insurance Co. Ltd.	255,338	39,317,734
Samsung Heavy Industries Co. Ltd.(a)(b)	3,963,330	23,141,473
Samsung Life Insurance Co. Ltd.	583,824	38,973,565
Samsung SDI Co. Ltd.	458,289	274,932,609

Security	Shares	Value

South Korea (continued)
Samsung SDS Co. Ltd.	287,852	$49,832,856
Samsung Securities Co. Ltd.	500,565	16,284,513
Samwha Capacitor Co. Ltd.	78,272	4,730,457
Samyang Foods Co. Ltd.(b)	39,782	3,084,123
Samyang Holdings Corp..	62,092	4,719,766
Sebang Global Battery Co. Ltd.	70,187	5,634,951
Seegene Inc.	154,509	17,121,825
Seobu T&D	342,972	2,326,165
Seojin System Co. Ltd.(a)	120,204	4,327,772
Seoul Semiconductor Co. Ltd.	363,690	6,409,490
SFA Engineering Corp	155,375	5,870,644
SFA Semicon Co. Ltd.(a)	799,438	6,183,459
Shin Poong Pharmaceutical Co. Ltd.	248,730	18,552,358
Shinhan Financial Group Co. Ltd.(a)	3,609,913	105,871,503
Shinsegae Inc.	59,252	14,081,250
Shinsegae International Inc.(b)	27,202	4,588,143
Shinsung E&G Co. Ltd.(a)	1,265,083	3,456,880
Silicon Works Co. Ltd.	101,052	5,774,400
SillaJen Inc.(a)(b)(d)	540,819	4,659,660
SK Biopharmaceuticals Co. Ltd.(a)	152,102	15,975,110
SK Chemicals Co. Ltd.	64,026	21,484,470
SK D&D Co. Ltd.	77,768	2,426,140
SK Discovery Co. Ltd.	90,053	5,242,070
SK Gas Ltd.	39,249	3,200,007
SK Holdings Co. Ltd.	292,207	68,272,664
SK Hynix Inc.	4,548,354	572,845,653
SK Innovation Co. Ltd.(a)	462,398	107,213,777
SK Materials Co. Ltd.(b)	39,846	10,852,582
SK Networks Co. Ltd.	1,258,849	6,229,818
SK Telecom Co. Ltd.	314,784	69,344,940
SKC Co. Ltd.	175,743	18,379,887
SL Corp.(a)(b)	115,464	2,435,689
SM Entertainment Co. Ltd.(a)	183,800	4,916,057
S-Oil Corp.(a)	365,671	27,665,363
Solid Inc.(a)	464,943	3,637,605
Solus Advanced Materials Co Ltd.	110,430	4,437,841
Songwon Industrial Co. Ltd.	137,615	2,253,775
Soulbrain Co. Ltd./New	38,734	10,680,724
Soulbrain Holdings Co. Ltd.(a)	49,484	1,935,756
ST Pharm Co. Ltd.(a)	84,501	5,866,558
Taeyoung Engineering & Construction Co. Ltd.	183,513	1,935,584
Telcon RF Pharmaceutical Inc.(a)	754,605	3,317,978
Tera Resource Co. Ltd.(a)(d)	49,111	0	(e)
TES Co. Ltd./Korea	146,907	4,046,971
Theragen Etex Co. Ltd.(a)(b)	272,122	1,901,342
Tokai Carbon Korea Co. Ltd.(b)	48,783	6,573,873
Tongyang Inc.(a)(b)	1,347,222	1,492,916
Tongyang Life Insurance Co. Ltd.	753,110	2,761,738
TY Holdings Co. Ltd./Korea(a)	176,847	3,856,477
Unison Co. Ltd.(a)	1,062,018	3,719,662
Vieworks Co. Ltd.	78,659	2,219,395
Webzen Inc.(a)	154,076	4,950,729
Wemade Co. Ltd.	98,973	3,356,361
Wonik Holdings Co. Ltd.(a)	427,978	2,346,546
WONIK IPS Co. Ltd.	275,946	12,219,238
Woori Financial Group Inc.(a)	4,414,263	37,640,089
Woori Investment Bank Co. Ltd.(b)	3,425,208	1,935,921
YG Entertainment Inc.(a)	105,083	4,274,404
Youlchon Chemical Co. Ltd.(b)	104,232	2,129,172
Youngone Corp.(a)	193,664	7,239,776

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Youngone Holdings Co. Ltd.(a)	61,282	$2,225,461
Yuanta Securities Korea Co. Ltd.(a)	1,083,754	2,946,923
Yuhan Corp.	410,477	22,652,046
Yungjin Pharmaceutical Co. Ltd.(a)	850,117	4,880,511
Yuyang DNU Co. Ltd.(a)(b)(d)	557,962	484,709
Zinus Inc.	77,239	6,421,115

		9,797,128,940

Taiwan — 14.4%
AcBel Polytech Inc.(b)	7,476,000	7,864,529
Accton Technology Corp.	4,242,000	39,979,355
Acer Inc.(b)	24,068,872	23,202,557
A-DATA Technology Co. Ltd.	2,075,820	6,431,856
Adimmune Corp.(a)(b)	2,503,000	5,230,216
Advanced Ceramic X Corp.(b)	396,000	6,938,264
Advanced Wireless Semiconductor Co.(b)	1,248,000	7,146,791
Advantech Co. Ltd.(b)	2,973,110	38,694,996
Airtac International Group	958,880	33,394,259
Alchip Technologies Ltd.(b)	482,000	15,315,322
AmTRAN Technology Co. Ltd.(a)(b)	8,537,000	3,632,114
AP Memory Technology Corp.(b)	344,000	8,176,214
Arcadyan Technology Corp.(b)	1,295,391	4,390,446
Ardentec Corp.(b)	4,344,546	7,159,668
ASE Technology Holding Co. Ltd.(b)	27,470,222	102,079,453
Asia Cement Corp.(b)	16,868,050	25,829,722
Asia Optical Co. Inc.(b)	2,416,000	7,980,325
Asia Pacific Telecom Co. Ltd.(a)	17,127,173	5,989,361
Asia Vital Components Co. Ltd.(b)	2,638,000	6,288,958
ASMedia Technology Inc.(b)	226,000	13,794,094
ASPEED Technology Inc.(b)	187,000	11,816,533
ASROCK Inc.(b)	377,000	2,111,552
Asustek Computer Inc.(b)	5,658,000	61,755,031
AU Optronics Corp.(a)(b)	71,319,000	48,395,264
AURAS Technology Co. Ltd.(b)	572,000	4,528,355
Bank of Kaohsiung Co. Ltd.(b)	25,191,829	8,936,191
BES Engineering Corp.	15,987,000	5,217,551
Bizlink Holding Inc.(b)	962,926	10,302,556
Brighton-Best International Taiwan Inc.(b)	4,447,000	4,398,702
Capital Securities Corp.(b)	24,922,050	12,616,494
Career Technology MFG. Co. Ltd.(b)	4,268,498	5,501,807
Catcher Technology Co. Ltd.(b)	5,507,000	37,962,265
Cathay Financial Holding Co. Ltd.(b)	62,272,872	93,792,190
Cathay Real Estate Development Co. Ltd.(b)	7,607,900	5,312,760
Center Laboratories Inc.(b)	2,909,070	7,029,186
Century Iron & Steel Industrial Co. Ltd.(b)	1,176,000	4,813,356
Chailease Holding Co. Ltd.	10,222,782	63,129,647
Chang Hwa Commercial Bank Ltd.(b)	43,518,121	26,639,762
Charoen Pokphand Enterprise	1,601,000	4,167,400
Cheng Loong Corp.	6,816,000	7,671,900
Cheng Shin Rubber Industry Co. Ltd.	13,263,650	20,548,478
Cheng Uei Precision Industry Co. Ltd.	3,192,000	5,380,644
Chicony Electronics Co. Ltd.	4,479,787	15,086,761
Chicony Power Technology Co. Ltd.	1,090,000	3,091,643
Chief Telecom Inc.(b)	237,000	2,556,988
Chilisin Electronics Corp.(b)	2,037,000	8,191,150
China Airlines Ltd.(a)	22,957,000	11,539,287
China Bills Finance Corp.	14,134,000	7,637,257
China Development Financial Holding Corp.(b)	105,747,000	35,309,114
China General Plastics Corp.(b)	5,207,892	5,525,292
China Life Insurance Co. Ltd.(b)	18,614,329	15,170,820
China Man-Made Fiber Corp.(a)(b)	16,747,514	5,838,555

Security	Shares	Value

Taiwan (continued)
China Metal Products(b)	4,035,146	$4,643,261
China Motor Corp.(a)	2,148,800	3,710,880
China Petrochemical Development Corp.(b)	27,184,245	10,492,079
China Steel Chemical Corp.(b)	1,213,000	4,507,513
China Steel Corp.(b)	94,858,529	84,292,203
Chin-Poon Industrial Co. Ltd.(b)	4,021,000	4,901,282
Chipbond Technology Corp.(b)	4,900,000	13,036,173
ChipMOS Technologies Inc.(b)	5,603,000	7,583,991
Chlitina Holding Ltd.	439,000	3,514,837
Chong Hong Construction Co. Ltd.(b)	1,522,122	4,481,250
Chroma ATE Inc.(b)	2,894,000	21,248,470
Chung Hung Steel Corp.(a)(b)	11,010,000	6,897,927
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	3,015,000	5,423,265
Chunghwa Precision Test Tech Co. Ltd.(b)	166,000	5,363,971
Chunghwa Telecom Co. Ltd.	30,553,000	120,116,812
Cleanaway Co. Ltd.	765,000	4,449,511
Clevo Co.	4,307,175	4,639,269
CMC Magnetics Corp.(b)	14,947,640	4,427,539
Compal Electronics Inc.(b)	32,269,000	25,720,197
Compeq Manufacturing Co. Ltd.(b)	8,709,000	13,789,315
Concraft Holding Co. Ltd.(b)	730,000	2,159,662
Continental Holdings Corp.(b)	4,346,600	3,425,469
Coretronic Corp.(b)	3,540,200	6,101,054
CSBC Corp. Taiwan(a)(b)	2,481,712	2,133,992
CTBC Financial Holding Co. Ltd.	140,009,599	100,536,468
CTCI Corp.(b)	4,863,000	6,372,839
Cub Elecparts Inc.(b)	530,979	3,736,537
Darfon Electronics Corp.	2,217,000	3,601,804
Darwin Precisions Corp.(a)	4,920,000	2,508,356
Delta Electronics Inc.	16,192,000	163,068,163
Depo Auto Parts Ind. Co. Ltd.(b)	864,000	1,864,335
E Ink Holdings Inc.(b)	7,266,000	13,174,150
E.Sun Financial Holding Co. Ltd.(b)	92,333,938	83,706,379
Eclat Textile Co. Ltd.(b)	1,467,683	22,632,433
Egis Technology Inc.(b)	560,000	3,106,364
Elan Microelectronics Corp.(b)	2,431,100	15,012,986
Elite Material Co. Ltd.(b)	2,336,000	14,174,096
Elite Semiconductor Microelectronics Technology Inc.(b)	2,389,000	7,839,677
eMemory Technology Inc.(b)	507,000	14,835,473
Ennoconn Corp.(b)	563,259	5,106,288
ENNOSTAR Inc.(a)	4,870,185	15,002,670
Episil-Precision Inc.(b)	997,000	2,505,700
Eternal Materials Co. Ltd.	7,816,915	10,103,543
Eva Airways Corp.	18,919,326	10,732,442
Evergreen Marine Corp. Taiwan Ltd.(a)	20,305,449	27,666,880
Everlight Chemical Industrial Corp.(b)	8,013,781	4,819,346
Everlight Electronics Co. Ltd.(b)	3,243,000	5,117,309
Far Eastern Department Stores Ltd.(b)	9,344,167	7,649,116
Far Eastern International Bank	23,246,140	8,888,660
Far Eastern New Century Corp.(b)	22,998,916	23,905,165
Far EasTone Telecommunications Co. Ltd.	11,840,000	26,270,963
Faraday Technology Corp.(b)	2,769,000	5,269,078
Farglory Land Development Co. Ltd.(b)	2,203,782	4,241,009
Feng Hsin Steel Co. Ltd.(b)	4,593,000	11,658,742
Feng TAY Enterprise Co. Ltd.	3,195,387	21,338,910
Firich Enterprises Co. Ltd.(b)	3,046,718	3,308,975
First Financial Holding Co. Ltd.(b)	83,112,311	62,216,738
FLEXium Interconnect Inc.	2,729,616	12,348,321

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	27

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Formosa Chemicals & Fibre Corp.	28,327,210	$87,465,759
Formosa International Hotels Corp.(b)	509,000	2,741,226
Formosa Petrochemical Corp.(b)	8,648,000	31,049,277
Formosa Plastics Corp.	31,085,800	108,818,436
Formosa Sumco Technology Corp.(b)	656,000	3,532,896
Formosa Taffeta Co. Ltd.	6,227,000	6,785,368
Foxconn Technology Co. Ltd.	6,867,424	17,259,480
Foxsemicon Integrated Technology Inc.(b)	578,000	5,001,275
Fubon Financial Holding Co. Ltd.	53,838,000	96,455,119
Fulgent Sun International Holding Co. Ltd.(b)	928,221	3,765,873
Fusheng Precision Co. Ltd.(b)	791,000	5,722,520
General Interface Solution Holding Ltd.(b)	2,025,000	8,106,543
Genius Electronic Optical Co. Ltd.(b)	654,287	11,604,624
Getac Technology Corp.	3,633,000	7,421,872
Giant Manufacturing Co. Ltd.	2,541,000	25,635,796
Gigabyte Technology Co. Ltd.(b)	4,403,000	13,753,200
Ginko International Co. Ltd.	355,250	1,798,411
Global Lighting Technologies Inc.(b)	643,000	2,366,305
Global PMX Co. Ltd.(b)	374,000	2,524,441
Global Unichip Corp.(b)	690,000	11,123,238
Globalwafers Co. Ltd.(b)	1,786,000	47,451,396
Gold Circuit Electronics Ltd.(a)(b)	3,245,000	6,314,658
Goldsun Building Materials Co. Ltd.(b)	8,407,425	7,425,641
Gourmet Master Co. Ltd.(b)	854,471	4,739,818
Grand Pacific Petrochemical(a)(b)	8,030,000	6,876,061
Grape King Bio Ltd.(b)	943,000	6,128,103
Great Wall Enterprise Co. Ltd.(b)	5,221,789	9,374,004
Greatek Electronics Inc.(b)	2,990,000	7,621,937
Gudeng Precision Industrial Co. Ltd.(b)	428,356	5,421,254
Hannstar Board Corp.(b)	3,074,000	5,098,961
HannStar Display Corp.(a)(b)	24,472,640	11,598,199
Highwealth Construction Corp.(b)	6,055,153	9,826,512
Hiwin Technologies Corp.	2,160,850	30,955,180
Holtek Semiconductor Inc.(b)	1,551,000	4,878,111
Holy Stone Enterprise Co. Ltd.(b)	1,181,330	5,068,448
Hon Hai Precision Industry Co. Ltd.	103,451,928	415,999,136
Hota Industrial Manufacturing Co. Ltd.(b)	2,303,261	9,592,614
Hotai Finance Co. Ltd.(b)	1,459,000	4,195,885
Hotai Motor Co. Ltd.	2,491,000	52,856,332
Hsin Kuang Steel Co. Ltd.(b)	3,819,000	5,388,626
HTC Corp.(a)(b)	8,157,000	8,493,062
Hua Nan Financial Holdings Co. Ltd.	69,050,702	44,996,688
Huaku Development Co. Ltd.(b)	2,071,000	6,543,326
Hung Sheng Construction Ltd.(b)	5,491,760	3,687,134
IBF Financial Holdings Co. Ltd.(b)	18,876,267	9,420,343
IEI Integration Corp.(b)	1,582,373	2,976,980
Innodisk Corp.(b)	582,740	3,420,806
Innolux Corp.(b)	68,356,241	41,721,788
International CSRC Investment Holdings Co.(b)	6,630,685	6,284,897
International Games System Co. Ltd.(b)	480,000	14,269,455
Inventec Corp.(b)	19,874,000	17,695,905
ITEQ Corp.(b)	1,719,604	8,890,512
Jentech Precision Industrial Co. Ltd.(b)	642,000	7,399,049
Jih Sun Financial Holdings Co. Ltd.	12,685,314	5,738,622
Johnson Health Tech Co. Ltd.(b)	970,000	3,123,921
Kenda Rubber Industrial Co. Ltd.	5,000,337	6,355,334
Kindom Development Co. Ltd.(b)	3,131,000	4,058,131
King Slide Works Co. Ltd.(b)	560,000	6,453,999
King Yuan Electronics Co. Ltd.(b)	8,779,000	12,544,806
King’s Town Bank Co. Ltd.	7,143,000	10,053,159

Security	Shares	Value

Taiwan (continued)
Kinpo Electronics(b)	14,272,000	$6,584,515
Kinsus Interconnect Technology Corp.(b)	2,466,000	8,508,486
LandMark Optoelectronics Corp.(b)	614,900	6,291,949
Largan Precision Co. Ltd.(b)	815,000	96,415,941
Lealea Enterprise Co. Ltd.(a)(b)	5,654,000	2,435,975
Lien Hwa Industrial Holdings Corp.(b)	6,884,934	10,431,531
Lite-On Technology Corp.(b)	16,638,238	35,483,757
Longchen Paper & Packaging Co. Ltd.(b)	6,138,720	5,410,846
Lotes Co. Ltd.(b)	575,722	10,727,932
Lotus Pharmaceutical Co. Ltd.(a)(b)	535,000	1,469,437
Machvision Inc.(b)	356,094	3,701,255
Macronix International(b)	15,662,554	26,542,413
Makalot Industrial Co. Ltd.	1,531,568	11,190,166
Marketech International Corp.(b)	740,000	3,042,097
MediaTek Inc.	12,561,572	404,099,040
Medigen Vaccine Biologics Corp.(a)	1,093,000	6,887,048
Mega Financial Holding Co. Ltd.(b)	86,286,958	90,461,509
Mercuries Life Insurance Co. Ltd.(a)	14,449,031	4,357,665
Merida Industry Co. Ltd.(b)	1,679,850	17,189,023
Merry Electronics Co. Ltd.(b)	1,533,051	7,540,723
Microbio Co. Ltd.(a)(b)	2,741,000	7,115,135
Micro-Star International Co. Ltd.	5,575,000	29,824,073
Mitac Holdings Corp.(b)	8,120,053	9,023,091
momo.com Inc.(b)	306,000	10,623,894
Motech Industries Inc.(a)	3,283,000	3,760,083
Nan Kang Rubber Tire Co. Ltd.(b)	4,082,000	6,126,114
Nan Liu Enterprise Co. Ltd.(b)	343,000	2,099,686
Nan Pao Resins Chemical Co. Ltd.(b)	400,000	2,326,542
Nan Ya Plastics Corp.	42,882,440	111,930,828
Nan Ya Printed Circuit Board Corp.	1,835,000	19,698,950
Nantex Industry Co. Ltd.(b)	2,601,000	6,004,642
Nanya Technology Corp.(b)	10,305,000	35,703,527
Newmax Technology Co. Ltd.(a)(b)	988,000	1,965,181
Nidec Chaun-Choung Technology Corp.(b)	258,000	2,005,457
Nien Made Enterprise Co. Ltd.(b)	1,255,000	17,572,929
Novatek Microelectronics Corp.	4,766,000	81,108,841
OBI Pharma Inc.(a)(b)	1,223,258	6,126,721
Oneness Biotech Co. Ltd.(a)(b)	1,593,000	14,899,075
Oriental Union Chemical Corp.(b)	5,756,000	4,370,861
Pan Jit International Inc.(b)	2,680,200	5,196,331
Pan-International Industrial Corp.(b)	6,163,366	9,437,844
Parade Technologies Ltd.(b)	579,000	24,633,875
PChome Online Inc.(b)	629,000	1,858,602
Pegatron Corp.(b)	15,592,000	41,761,537
PharmaEngine Inc.(b)	1,079,793	2,950,265
PharmaEssentia Corp.(a)	1,496,587	6,071,783
Pharmally International Holding Co. Ltd.(a)(d)	597,543	1,032,144
Phison Electronics Corp.(b)	1,157,000	19,087,748
Pixart Imaging Inc.(b)	1,110,000	7,293,062
Pou Chen Corp.	18,218,000	19,753,473
Power Wind Health Industry Inc.	341,957	1,952,111
Powertech Technology Inc.(b)	5,713,000	20,511,624
Poya International Co. Ltd.	429,447	9,652,054
President Chain Store Corp.(b)	4,452,000	41,878,611
President Securities Corp.(b)	8,625,657	6,395,111
Primax Electronics Ltd.(b)	3,752,000	8,217,287
Prince Housing & Development Corp.(b)	10,671,995	4,406,353
Qisda Corp.(b)	12,848,000	14,092,322
Quanta Computer Inc.	23,665,000	72,220,626
Quanta Storage Inc.(b)	1,805,000	2,614,909

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Radiant Opto-Electronics Corp.(b)	3,545,000	$15,209,676
Radium Life Tech Co. Ltd.(b)	6,750,279	2,690,175
Realtek Semiconductor Corp.	4,060,110	67,055,043
Rexon Industrial Corp. Ltd.(b)	1,154,000	3,364,323
RichWave Technology Corp.(b)	445,000	9,314,604
Ritek Corp.(a)	1,987,001	745,504
Roo Hsing Co. Ltd.(a)(b)	4,705,000	1,677,431
Ruentex Development Co. Ltd.(b)	6,697,086	10,026,694
Ruentex Industries Ltd.(b)	3,036,943	8,166,844
Sanyang Motor Co. Ltd.	4,723,000	5,383,906
ScinoPharm Taiwan Ltd.(b)	2,791,027	2,590,362
SDI Corp.(b)	1,446,000	4,610,171
Sensortek Technology Corp.(b)	202,000	5,555,408
Sercomm Corp.(b)	2,232,000	5,833,932
Shanghai Commercial & Savings Bank Ltd. (The)	27,705,346	39,689,195
Shin Kong Financial Holding Co. Ltd.(b)	85,683,727	25,502,849
Shin Zu Shing Co. Ltd.(b)	1,555,904	7,206,233
Shining Building Business Co. Ltd.(a)(b)	6,389,184	3,372,085
Shinkong Synthetic Fibers Corp.(b)	12,701,000	6,634,936
Sigurd Microelectronics Corp.(b)	4,916,700	8,932,233
Simplo Technology Co. Ltd.(b)	1,347,400	18,116,912
Sinbon Electronics Co. Ltd.(b)	1,971,809	19,043,771
Sino-American Silicon Products Inc.(b)	4,256,000	25,518,427
SinoPac Financial Holdings Co. Ltd.	84,268,660	35,247,460
Sinyi Realty Inc.(b)	4,281,704	4,458,107
Sitronix Technology Corp.	1,025,000	7,120,994
Soft-World International Corp.(b)	905,000	3,109,541
Solar Applied Materials Technology Co.(b)	3,512,710	6,104,126
Sporton International Inc.	713,000	6,399,785
St. Shine Optical Co. Ltd.(b)	367,000	3,722,377
Standard Foods Corp.	3,703,096	7,312,460
Sunny Friend Environmental Technology Co. Ltd.	561,000	4,461,413
Sunonwealth Electric Machine Industry Co. Ltd.(b)	1,699,000	3,415,995
Supreme Electronics Co. Ltd.(b)	3,094,000	4,315,659
Synnex Technology International Corp.	10,803,250	19,141,563
Systex Corp.(b)	1,272,000	3,918,413
TA Chen Stainless Pipe(b)	9,888,552	11,077,024
Taichung Commercial Bank Co. Ltd.	23,838,733	9,500,402
TaiDoc Technology Corp.(b)	496,000	3,499,291
Taigen Biopharmaceuticals Holdings Ltd.(a)	2,552,000	1,827,929
TaiMed Biologics Inc.(a)	1,572,000	4,549,078
Tainan Spinning Co. Ltd.	11,683,894	6,271,402
Taishin Financial Holding Co. Ltd.(b)	77,606,801	36,083,227
Taiwan Business Bank(b)	43,844,725	14,907,443
Taiwan Cement Corp.(b)	38,816,574	58,533,206
Taiwan Cogeneration Corp.(b)	4,592,000	6,388,654
Taiwan Cooperative Financial Holding Co. Ltd.	75,301,072	53,936,142
Taiwan Fertilizer Co. Ltd.(b)	6,388,000	12,247,346
Taiwan Glass Industry Corp.(a)(b)	12,553,053	9,013,951
Taiwan High Speed Rail Corp.	15,657,000	16,948,516
Taiwan Hon Chuan Enterprise Co. Ltd.	3,394,674	7,739,406
Taiwan Mobile Co. Ltd.	12,777,000	44,543,459
Taiwan Paiho Ltd.(b)	2,510,000	7,488,771
Taiwan Secom Co. Ltd.	2,378,185	7,462,647
Taiwan Semiconductor Co. Ltd.(b)	2,480,000	4,995,171
Taiwan Semiconductor Manufacturing Co. Ltd.	205,014,000	4,460,586,446
Taiwan Shin Kong Security Co. Ltd.	5,364,577	7,280,532
Taiwan Styrene Monomer(b)	4,918,000	3,222,458
Taiwan Surface Mounting Technology Corp.(b)	2,283,000	9,549,215
Taiwan TEA Corp.(a)(b)	10,686,000	6,483,921

Security	Shares	Value

Taiwan (continued)
Taiwan Union Technology Corp.(b)	2,063,000	$8,740,113
Tanvex BioPharma Inc.(a)	1,372,089	2,832,604
TCI Co. Ltd.(b)	826,444	6,275,663
Teco Electric and Machinery Co. Ltd.(b)	14,753,000	16,075,884
Test Research Inc.(b)	1,837,400	3,845,989
Test Rite International Co. Ltd.(b)	5,695,000	5,224,208
Thinking Electronic Industrial Co. Ltd.(b)	764,000	5,458,612
Ton Yi Industrial Corp.(a)(b)	9,980,000	3,923,562
Tong Hsing Electronic Industries Ltd.(b)	1,261,762	9,717,187
Tong Yang Industry Co. Ltd.	4,427,400	5,873,528
Topco Scientific Co. Ltd.	1,676,639	7,344,043
TPK Holding Co. Ltd.(a)(b)	2,974,000	5,360,194
Transcend Information Inc.(b)	2,160,000	5,071,861
Tripod Technology Corp.(b)	3,358,000	16,698,070
TSEC Corp.(a)	3,534,000	4,650,250
TSRC Corp.(b)	6,241,900	6,162,903
TTY Biopharm Co. Ltd.(b)	2,049,124	4,818,872
Tung Ho Steel Enterprise Corp.(b)	8,301,000	10,744,136
TXC Corp.(b)	2,666,000	9,428,274
U-Ming Marine Transport Corp.	4,777,000	5,942,844
Unimicron Technology Corp.	10,141,000	35,499,417
Union Bank of Taiwan	7,701,928	2,958,823
Uni-President Enterprises Corp.	38,996,369	94,086,922
Unitech Printed Circuit Board Corp.(b)	5,916,000	4,418,016
United Integrated Services Co. Ltd.(b)	1,241,400	10,563,210
United Microelectronics Corp.	97,398,000	189,533,133
United Renewable Energy Co. Ltd.(a)	20,026,388	10,174,074
Universal Vision Biotechnology Co. Ltd.(b)	361,000	3,136,595
UPC Technology Corp.(b)	8,788,365	5,821,572
USI Corp.(b)	8,737,300	6,948,432
Vanguard International Semiconductor Corp.(b)	7,337,000	30,557,113
Visual Photonics Epitaxy Co. Ltd.(b)	1,404,000	5,368,495
Voltronic Power Technology Corp.	485,493	20,132,642
Wafer Works Corp.(b)	4,742,404	7,628,030
Wah Lee Industrial Corp.	2,317,000	6,688,333
Walsin Lihwa Corp.(b)	22,328,000	14,910,719
Walsin Technology Corp.	2,622,597	23,916,691
Wan Hai Lines Ltd.	4,931,000	8,489,057
Win Semiconductors Corp.(b)	2,789,427	38,107,063
Winbond Electronics Corp.(b)	25,163,480	27,600,550
Wistron Corp.	23,242,004	26,702,958
Wistron NeWeb Corp.(b)	2,848,654	7,803,691
Wiwynn Corp.(b)	624,000	18,012,602
WPG Holdings Ltd.	11,737,200	19,110,745
WT Microelectronics Co. Ltd.(b)	3,099,734	4,980,275
XinTec Inc.(a)(b)	1,375,000	8,540,526
XPEC Entertainment Inc.(d)	31,000	0	(e)
Xxentria Technology Materials Corp.	1,466,000	3,294,914
Yageo Corp.	3,061,454	65,180,584
Yang Ming Marine Transport Corp.(a)	10,525,677	10,959,326
YFY Inc.(b)	11,329,000	11,083,933
Yieh Phui Enterprise Co. Ltd.(a)(b)	14,278,026	6,741,084
Yuanta Financial Holding Co. Ltd.	77,431,388	59,076,097
Yulon Finance Corp.(b)	1,366,920	5,177,634
Yulon Motor Co. Ltd.(a)(b)	5,323,088	7,960,026
YungShin Global Holding Corp.(b)	3,207,650	5,021,220
Zhen Ding Technology Holding Ltd.(b)	4,884,950	21,046,369

		10,989,341,802

Thailand — 2.0%
Advanced Info Service PCL, NVDR	10,184,000	54,783,482

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Airports of Thailand PCL, NVDR(b)	36,623,500	$76,185,630
Amata Corp. PCL, NVDR(b)	9,957,830	5,793,633
AP Thailand PCL, NVDR	27,307,190	6,523,754
Asset World Corp. PCL, NVDR	24,458,200	3,863,616
B Grimm Power PCL, NVDR	6,926,400	10,806,425
Bangchak Corp. PCL, NVDR(b)	12,122,900	11,525,656
Bangkok Airways PCL, NVDR	14,232,000	3,538,837
Bangkok Bank PCL, Foreign(b)	4,749,400	18,833,534
Bangkok Chain Hospital PCL, NVDR	20,274,650	9,094,225
Bangkok Commercial Asset Management PCL, NVDR(b)	15,707,700	11,079,128
Bangkok Dusit Medical Services PCL, NVDR	81,453,100	52,950,597
Bangkok Expressway & Metro PCL, NVDR(b)	68,790,585	17,775,809
Bangkok Land PCL, NVDR(b)	154,412,200	5,320,111
Banpu PCL, NVDR(b)	35,823,000	13,390,384
BCPG PCL, NVDR(b)	10,380,125	4,993,414
Berli Jucker PCL, NVDR(b)	10,158,100	12,299,062
BTS Group Holdings PCL, NVDR(b)	71,775,200	21,929,842
Bumrungrad Hospital PCL, NVDR	3,562,400	14,647,599
Central Pattana PCL, NVDR	18,570,500	31,991,361
Central Retail Corp. PCL, NVDR(a)	15,764,617	17,165,698
CH Karnchang PCL, NVDR(a)(b)	11,939,000	6,014,962
Charoen Pokphand Foods PCL, NVDR(b)	34,614,800	32,346,919
Chularat Hospital PCL, NVDR	63,956,500	5,404,945
CK Power PCL, NVDR(a)(b)	25,383,000	3,531,181
CP ALL PCL, NVDR(a)	49,448,600	95,632,214
Delta Electronics Thailand PCL, NVDR(b)	2,613,200	33,975,502
Dynasty Ceramic PCL, NVDR(b)	66,154,120	5,117,609
Eastern Polymer Group PCL, NVDR(b)	12,466,700	4,011,622
Electricity Generating PCL, NVDR	2,586,900	14,210,180
Energy Absolute PCL, NVDR(b)	12,974,000	26,356,465
Esso Thailand PCL, NVDR(a)(b)	13,536,200	3,893,797
GFPT PCL, NVDR(b)	9,650,400	3,732,721
Global Power Synergy PCL, NVDR(b)	6,228,200	15,233,591
Gulf Energy Development PCL, NVDR	22,516,544	24,334,735
Gunkul Engineering PCL, NVDR(b)	60,800,541	5,375,385
Hana Microelectronics PCL, NVDR(b)	5,551,700	9,067,662
Home Product Center PCL, NVDR	54,262,575	23,457,692
Indorama Ventures PCL, NVDR(b)	14,640,500	18,796,901
Intouch Holdings PCL, NVDR	19,880,700	36,025,481
IRPC PCL, NVDR(b)	97,016,000	11,099,905
Jasmine International PCL, NVDR(b)	50,833,600	5,022,937
Kasikornbank PCL, Foreign	9,756,800	44,874,238
Kasikornbank PCL, NVDR(b)	4,892,800	22,503,349
KCE Electronics PCL, NVDR(b)	7,500,500	13,225,838
Khon Kaen Sugar Industry PCL, NVDR(b)	24,887,286	2,669,468
Kiatnakin Phatra Bank PCL, NVDR(b)	2,926,700	5,660,156
Krung Thai Bank PCL, NVDR(b)	28,103,500	10,961,624
Krungthai Card PCL, NVDR	5,989,500	12,362,251
Land & Houses PCL, NVDR	64,905,300	16,666,350
Major Cineplex Group PCL, NVDR	9,459,100	6,179,867
MBK PCL, NVDR	10,604,400	4,825,556
Mega Lifesciences PCL, NVDR(b)	3,598,600	4,649,475
Minor International PCL, NVDR(a)(b)	27,030,560	26,577,472
Muangthai Capital PCL, NVDR(a)(b)	6,658,900	14,122,652
Origin Property PCL, NVDR(b)	10,211,800	2,323,451
Osotspa PCL, NVDR(b)	7,617,000	8,603,438
Plan B Media PCL, NVDR(b)	18,515,400	4,032,191
Prima Marine PCL, NVDR(b)	9,597,900	2,464,544
PTG Energy PCL, NVDR(b)	7,903,500	4,983,729

Security	Shares	Value

Thailand (continued)
PTT Exploration & Production PCL, NVDR	11,616,301	$43,420,912
PTT Global Chemical PCL, NVDR	19,391,700	39,551,491
PTT Oil & Retail Business	23,752,400	22,775,229
PTT PCL, NVDR	96,517,900	125,487,683
Quality Houses PCL, NVDR(b)	107,819,517	8,270,707
Ratch Group PCL, NVDR(b)	7,042,900	11,732,178
Ratchthani Leasing PCL, NVDR(b)	25,642,925	3,400,642
RS PCL, NVDR	4,742,100	3,891,933
Siam Cement PCL (The), NVDR	6,575,300	78,222,178
Siam Commercial Bank PCL (The), NVDR(b)	7,101,900	23,776,341
Siamgas & Petrochemicals PCL, NVDR(b)	10,370,100	3,707,737
Singha Estate PCL, NVDR(b)	43,833,400	2,365,084
Sino-Thai Engineering & Construction PCL, NVDR(b)	11,929,728	4,614,352
Sri Trang Agro-Industry PCL, NVDR(b)	8,527,460	14,967,411
Srisawad Corp PCL, NVDR	6,963,049	14,258,481
Supalai PCL, NVDR(b)	14,582,900	9,527,374
Super Energy Corp. PCL, NVDR(a)(b)	149,242,600	4,511,376
Taokaenoi Food & Marketing PCL, Class R, NVDR(b)	6,005,300	1,942,187
Thai Oil PCL, NVDR(b)	9,912,800	19,090,528
Thai Union Group PCL, NVDR(b)	26,844,300	12,215,560
Thai Vegetable Oil PCL, NVDR(b)	5,737,200	6,386,954
Thanachart Capital PCL, NVDR(b)	3,476,600	3,672,581
Thonburi Healthcare Group PCL, NVDR(b)	6,794,200	5,741,758
Total Access Communication PCL, NVDR(b)	6,544,900	6,754,294
TPI Polene PCL, NVDR(b)	67,307,600	3,653,540
True Corp. PCL, NVDR(b)	100,744,611	10,282,169
TTW PCL, NVDR(b)	23,467,700	9,077,176
WHA Corp. PCL, NVDR(b)	84,125,300	8,750,036

		1,496,867,744

Turkey — 0.5%
Akbank T.A.S.(a)	26,222,088	21,421,657
Aksa Akrilik Kimya Sanayii AS	2,006,691	4,301,212
Anadolu Efes Biracilik Ve Malt Sanayii AS(b)	2,029,988	6,463,780
Aselsan Elektronik Sanayi Ve Ticaret AS	6,327,353	14,483,480
Bera Holding AS(a)	2,612,081	8,669,376
BIM Birlesik Magazalar AS	4,086,884	36,417,233
Coca-Cola Icecek AS	740,566	7,078,206
Dogan Sirketler Grubu Holding AS(b)	10,778,033	4,605,873
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	17,763,564	5,340,085
Enerjisa Enerji AS(c)	2,153,918	3,307,243
Eregli Demir ve Celik Fabrikalari TAS	11,993,401	23,589,070
Ford Otomotiv Sanayi AS	701,253	16,552,898
Gubre Fabrikalari TAS(a)	307,875	3,312,001
Haci Omer Sabanci Holding AS	7,708,718	10,890,720
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	9,336,153	8,180,776
KOC Holding AS	6,026,543	17,532,057
Koza Altin Isletmeleri AS(a)(b)	358,201	6,238,820
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	1,971,163	4,551,904
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(c)	384,596	2,618,239
Migros Ticaret AS(a)(b)	871,819	4,590,624
MLP Saglik Hizmetleri AS(a)(c)	842,228	2,695,402
Pegasus Hava Tasimaciligi AS(a)(b)	357,578	4,297,395
Petkim Petrokimya Holding AS(a)(b)	12,344,651	8,753,419
Sasa Polyester Sanayi AS(a)(b)	1,584,702	8,622,078
Sok Marketler Ticaret AS(a)	1,826,759	2,782,742
TAV Havalimanlari Holding AS(b)	1,796,394	6,039,642
Tekfen Holding AS(b)	1,850,901	4,004,713

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Turk Hava Yollari AO(a)(b)	5,393,183	$9,807,770
Turkcell Iletisim Hizmetleri AS(b)	10,208,613	21,812,688
Turkiye Garanti Bankasi AS(a)(b)	19,842,989	23,860,806
Turkiye Is Bankasi AS, Class C(a)	13,253,975	10,237,972
Turkiye Petrol Rafinerileri AS(a)	1,074,137	14,639,424
Turkiye Sinai Kalkinma Bankasi AS(a)(b)	13,911,242	3,094,304
Turkiye Sise ve Cam Fabrikalari AS	14,091,747	13,544,642
Ulker Biskuvi Sanayi AS(a)	1,677,990	4,664,351
Yapi ve Kredi Bankasi AS(a)	25,455,505	9,093,703

		358,096,305

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	23,611,497	40,368,676
Abu Dhabi Islamic Bank PJSC	11,446,468	15,550,107
Air Arabia PJSC	23,841,160	8,178,229
Aldar Properties PJSC	32,007,584	31,718,717
Amanat Holdings PJSC	14,278,868	3,125,440
Aramex PJSC	6,172,887	6,520,507
DAMAC Properties Dubai Co. PJSC(a)	13,723,343	4,408,626
Dana Gas PJSC	34,353,188	6,481,292
Dubai Financial Market PJSC	14,584,031	3,970,443
Dubai Investments PJSC	19,313,054	7,571,376
Dubai Islamic Bank PJSC	15,142,963	19,582,395
Emaar Malls PJSC(a)	21,293,119	9,796,870
Emaar Properties PJSC(a)	28,744,603	27,311,344
Emirates NBD Bank PJSC	21,279,804	64,885,399
Emirates Telecommunications Group Co. PJSC	14,716,943	79,731,883
First Abu Dhabi Bank PJSC	22,771,742	91,132,844
Union Properties PJSC(a)	20,528,876	1,464,292

		421,798,440

Total Common Stocks — 97.8% (Cost: $53,366,285,546)		74,663,197,880

Preferred Stocks

Brazil — 1.0%
Alpargatas SA, Preference Shares, NVS	1,610,000	10,090,938
Azul SA, Preference Shares, NVS(a)	2,389,779	17,409,682
Banco ABC Brasil SA, Preference Shares, NVS	954,263	2,630,064
Banco Bradesco SA, Preference Shares, NVS	36,580,786	150,969,053
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	1,736,879	3,939,342
Banco Pan SA, Preference Shares, NVS	2,951,600	7,356,425
Bradespar SA, Preference Shares, NVS	1,921,300	21,670,884
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	2,069,400	12,168,245
Cia. de Saneamento do Parana, Preference Shares, NVS	2,639,419	1,875,472
Cia. Energetica de Minas Gerais, Preference Shares, NVS	7,316,268	15,701,019
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	1,640,800	8,031,693
Cia. Paranaense de Energia, Preference Shares, NVS	803,300	8,443,727
Gerdau SA, Preference Shares, NVS	9,184,774	42,635,559
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	1,485,000	5,763,550
Itau Unibanco Holding SA, Preference Shares, NVS.	40,141,182	184,029,786
Itausa SA, Preference Shares, NVS	36,546,477	65,249,270
Lojas Americanas SA, Preference Shares, NVS	7,678,427	34,320,456

Security	Shares	Value

Brazil (continued)
Marcopolo SA, Preference Shares, NVS	4,955,779	$2,231,992
Metalurgica Gerdau SA, Preference Shares, NVS	6,671,736	13,862,912
Petroleo Brasileiro SA, Preference Shares, NVS	39,789,808	158,786,541
Randon SA Implementos e Participacoes, Preference Shares, NVS	1,915,400	4,481,714
Unipar Carbocloro SA, Preference Shares, NVS	516,894	5,267,207
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	3,859,700	11,247,257

		788,162,788

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	3,543,295	9,589,636
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	963,076	51,671,597

		61,261,233

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	3,895,531	33,395,498

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	57,822,177	30,506,217

South Korea — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	189,448	17,536,797
Series 2, Preference Shares, NVS	301,832	27,402,638
LG Chem Ltd., Preference Shares, NVS	64,055	22,206,874
LG Household & Health Care Ltd., Preference Shares, NVS	17,042	10,693,912
Samsung Electronics Co. Ltd., Preference Shares, NVS	6,864,718	444,816,618

		522,656,839

Total Preferred Stocks — 1.9% (Cost: $1,309,772,572)		1,435,982,575

Rights

China — 0.0%
Legend Holdings Corp., Class H (Expires 05/19/23)(a)	221,423	0	(e)

Philippines — 0.0%
Cebu Air Inc. (Expires 03/09/21)(a)	1,418,854	200,312

South Korea — 0.0%
Feelux Co. Ltd. (Expires 03/15/21)(a)	335,648	100,680
Korean Air Lines Co. Ltd. (Expires 03/05/21)(a)	536,899	4,324,821
LOTTE Reit Co. Ltd. (Expires 03/09/21)(a)	357,187	31,792

		4,457,293

Total Rights — 0.0% (Cost: $2,835,243)		4,657,605

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(h)(i)(j)	2,199,491,762	$2,200,811,457

Total Short-Term Investments — 2.9% (Cost: $2,199,761,467)		2,200,811,457

Total Investments in Securities — 102.6% (Cost: $56,878,654,828)		78,304,649,517

Other Assets, Less Liabilities — (2.6)%		(1,974,426,731)

Net Assets — 100.0%		$76,330,222,786

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Rounds to less than $1.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,141,936, representing less than 0.05% of its net assets as of period end, and an original cost of $35,983,750.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,395,950,043	$—	$(194,296,671	)(a)	$(329,109)	$(512,806)	$2,200,811,457	2,199,491,762	$17,828,732	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	590,951,000	—	(590,951,000	)(a)	—	—	—	—	156,458		—

					$(329,109)	$(512,806)	$2,200,811,457		$17,985,190		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	2,515	03/19/21	$168,266	$ 2,500,399

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Core MSCI Emerging Markets ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,500,399

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$168,739,883

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(72,391,987)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$417,393,630

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$73,136,509,113	$1,515,133,435	$11,555,332	$74,663,197,880
Preferred Stocks	1,435,982,575	—	—	1,435,982,575
Rights	100,680	4,556,925	—	4,657,605
Money Market Funds	2,200,811,457	—	—	2,200,811,457

	$76,773,403,825	$1,519,690,360	$11,555,332	$78,304,649,517

Derivative financial instruments(a)
Assets
Futures Contracts	$2,500,399	$—	$—	$2,500,399

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	33

Consolidated Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 5.7%
Ambev SA	171,715	$431,980
Atacadao SA	19,200	65,492
B2W Cia. Digital(a)	7,339	107,984
B3 SA - Brasil, Bolsa, Balcao	79,269	772,343
Banco Bradesco SA	51,348	189,709
Banco BTG Pactual SA	7,200	131,312
Banco do Brasil SA	32,389	163,019
Banco Santander Brasil SA	12,800	85,876
BB Seguridade Participacoes SA	19,200	87,610
BRF SA(a)	25,600	99,404
CCR SA	44,800	90,435
Centrais Eletricas Brasileiras SA	16,075	93,484
Cia. de Saneamento Basico do Estado de Sao Paulo	12,800	84,521
Cia. Siderurgica Nacional SA	25,600	150,989
Cosan SA	6,400	93,478
CPFL Energia SA	12,800	66,285
Energisa SA	6,400	50,150
Engie Brasil Energia SA	8,725	64,423
Equatorial Energia SA	32,000	115,413
Hapvida Participacoes e Investimentos SA(b)	44,800	124,600
Hypera SA	12,800	75,288
JBS SA	38,452	178,149
Klabin SA	25,600	135,371
Localiza Rent a Car SA	25,682	267,278
Lojas Americanas SA	324	1,448
Lojas Renner SA	32,016	210,604
Magazine Luiza SA	115,200	499,823
Natura & Co. Holding SA(a)	32,249	267,167
Notre Dame Intermedica Participacoes SA	19,200	298,763
Petrobras Distribuidora SA	32,000	114,379
Petroleo Brasileiro SA	140,800	559,607
Raia Drogasil SA	40,200	167,565
Rumo SA(a)	51,200	166,286
Sul America SA	13,210	78,295
Suzano SA(a)	27,215	357,313
Telefonica Brasil SA	19,264	152,092
TIM SA	32,269	74,114
TOTVS SA	19,200	108,109
Ultrapar Participacoes SA	25,600	88,747
Vale SA	140,829	2,388,487
Via Varejo SA(a)	44,800	95,419
WEG SA	32,615	456,770

		9,809,581

China — 70.6%
21Vianet Group Inc., ADR(a)	3,200	116,608
360 Security Technology Inc., Class A	12,899	32,049
3SBio Inc.(a)(b)	64,500	64,189
51job Inc., ADR(a)	1,152	75,571
AAC Technologies Holdings Inc.(c)	29,500	158,959
AECC Aviation Power Co. Ltd., Class A	6,400	59,438
Agricultural Bank of China Ltd., Class A	153,600	77,276
Agricultural Bank of China Ltd., Class H	960,000	348,985
Aier Eye Hospital Group Co. Ltd., Class A	10,660	118,908
Air China Ltd., Class H	128,000	105,603
Alibaba Group Holding Ltd., ADR(a)	71,593	17,021,952
Alibaba Health Information Technology Ltd.(a)	162,000	542,969
Alibaba Pictures Group Ltd.(a)	640,000	89,103
A-Living Smart City Services Co. Ltd.(b)	16,000	67,033

Security	Shares	Value

China (continued)
Aluminum Corp. of China Ltd., Class A(a)	57,600	$37,779
Aluminum Corp. of China Ltd., Class H(a)	128,000	64,682
Anhui Conch Cement Co. Ltd., Class A	7,300	60,091
Anhui Conch Cement Co. Ltd., Class H	54,000	347,361
Anhui Gujing Distillery Co. Ltd., Class B	6,400	84,895
ANTA Sports Products Ltd.	43,040	660,246
Autohome Inc., ADR	2,240	255,450
Avic Capital Co. Ltd., Class A	25,699	16,300
AVIC Electromechanical Systems Co. Ltd., Class A	12,800	24,119
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	6,400	31,280
AviChina Industry & Technology Co. Ltd., Class H	93,000	62,940
Baidu Inc., ADR(a)	10,304	2,920,772
Bank of Beijing Co. Ltd., Class A	71,690	52,773
Bank of Chengdu Co. Ltd., Class A	12,800	21,729
Bank of China Ltd., Class A	76,800	38,401
Bank of China Ltd., Class H	2,880,000	1,009,829
Bank of Communications Co. Ltd., Class A	89,600	63,192
Bank of Communications Co. Ltd., Class H	259,200	146,351
Bank of Hangzhou Co. Ltd., Class A	19,299	47,713
Bank of Jiangsu Co. Ltd., Class A	65,160	57,821
Bank of Nanjing Co. Ltd., Class A	32,000	43,458
Bank of Ningbo Co. Ltd., Class A	19,200	118,818
Bank of Shanghai Co. Ltd., Class A	51,290	66,330
Baoshan Iron & Steel Co. Ltd., Class A	44,800	51,991
Baozun Inc., ADR(a)(c)	2,318	106,466
BBMG Corp., Class A	25,600	11,299
BeiGene Ltd., ADR(a)	1,728	552,960
Beijing Capital International Airport Co. Ltd., Class H	128,000	99,828
Beijing Dabeinong Technology Group Co. Ltd., Class A	19,200	29,601
Beijing Enlight Media Co. Ltd., Class A	12,800	26,825
Beijing Enterprises Water Group Ltd.	128,000	50,656
Beijing New Building Materials PLC, Class A	6,400	47,764
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	11,650	84,914
Beijing Originwater Technology Co. Ltd., Class A	15,000	17,639
Beijing Sinnet Technology Co. Ltd., Class A	12,800	37,611
Beijing Yanjing Brewery Co. Ltd., Class A	12,800	13,748
Bilibili Inc., ADR(a)(c)	4,544	572,408
BOC Aviation Ltd.(b)	6,400	61,877
BOE Technology Group Co. Ltd., Class A	83,200	78,194
Bosideng International Holdings Ltd.	128,000	53,957
Brilliance China Automotive Holdings Ltd.	128,000	114,843
BYD Co. Ltd., Class A	6,400	194,839
BYD Co. Ltd., Class H	31,500	800,763
BYD Electronic International Co. Ltd.	29,500	164,473
Caitong Securities Co. Ltd., Class A	12,800	22,183
CanSino Biologics Inc., Class H(a)(b)	2,600	123,676
CGN Power Co. Ltd., Class H(b)	128,000	28,216
Changjiang Securities Co. Ltd., Class A	19,200	21,482
Chaozhou Three-Circle Group Co. Ltd., Class A	6,400	36,939
China Aoyuan Group Ltd.	64,000	60,639
China Bohai Bank Co. Ltd., Class H(a)(b)	96,000	52,967
China Cinda Asset Management Co. Ltd., Class H	256,000	50,821
China CITIC Bank Corp. Ltd., Class H	256,000	120,784
China Communications Services Corp. Ltd., Class H	128,800	60,769
China Conch Venture Holdings Ltd.	64,000	284,633
China Construction Bank Corp., Class A	19,200	21,512
China Construction Bank Corp., Class H	3,652,370	2,933,252
China East Education Holdings Ltd.(b)	32,000	72,025
China Eastern Airlines Corp. Ltd., Class A	32,000	23,309

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Everbright Bank Co. Ltd., Class A	128,000	$80,990
China Everbright Bank Co. Ltd., Class H	64,000	27,721
China Everbright Environment Group Ltd.	128,000	73,262
China Evergrande Group	64,000	131,014
China Fortune Land Development Co. Ltd., Class A	8,750	11,451
China Galaxy Securities Co. Ltd., Class H	160,000	98,797
China Gas Holdings Ltd.	89,600	360,948
China Gezhouba Group Co. Ltd., Class A	14,200	14,792
China Greatwall Technology Group Co. Ltd., Class A	12,800	34,114
China Hongqiao Group Ltd.	64,000	79,367
China Huarong Asset Management Co. Ltd., Class H(b)	448,000	53,132
China Huishan Dairy Holdings Co. Ltd.(a)(d)	51,450	0	(e)
China International Capital Corp. Ltd., Class H(a)(b)	51,200	118,143
China Jinmao Holdings Group Ltd.	186,000	77,447
China Jushi Co. Ltd., Class A	14,400	49,890
China Lesso Group Holdings Ltd.	64,000	118,308
China Life Insurance Co. Ltd., Class A	6,593	33,739
China Life Insurance Co. Ltd., Class H	289,000	609,492
China Literature Ltd.(a)(b)	12,800	119,298
China Longyuan Power Group Corp. Ltd., Class H	128,000	190,416
China Medical System Holdings Ltd.	64,000	99,993
China Meidong Auto Holdings Ltd.	30,000	114,085
China Mengniu Dairy Co. Ltd.	113,000	617,634
China Merchants Bank Co. Ltd., Class A	44,800	353,292
China Merchants Bank Co. Ltd., Class H	152,956	1,174,181
China Merchants Energy Shipping Co. Ltd., Class A	25,600	20,662
China Merchants Port Holdings Co. Ltd.	86,000	125,275
China Merchants Property Operation & Service Co. Ltd., Class A	6,400	18,549
China Merchants Securities Co. Ltd., Class A	25,050	84,198
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	13,981	27,747
China Minsheng Banking Corp. Ltd., Class A	89,600	71,626
China Minsheng Banking Corp. Ltd., Class H	160,000	95,497
China Molybdenum Co. Ltd., Class A	12,800	13,235
China Molybdenum Co. Ltd., Class H	177,000	136,902
China National Building Material Co. Ltd., Class H	164,000	248,621
China National Nuclear Power Co. Ltd., Class A	57,600	45,957
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	12,800	40,870
China Overseas Land & Investment Ltd.	128,300	324,829
China Pacific Insurance Group Co. Ltd., Class A	19,200	130,936
China Pacific Insurance Group Co. Ltd., Class H	89,600	411,769
China Petroleum & Chemical Corp., Class A	57,600	40,090
China Petroleum & Chemical Corp., Class H	896,600	495,841
China Power International Development Ltd.	209,000	44,724
China Railway Group Ltd., Class A	38,400	33,838
China Railway Group Ltd., Class H	128,000	67,652
China Renewable Energy Investment Ltd.(a)(d)	7,709	0	(e)
China Resources Beer Holdings Co. Ltd.	60,000	452,474
China Resources Cement Holdings Ltd.	116,000	138,171
China Resources Gas Group Ltd.(c)	45,000	224,787
China Resources Land Ltd.	128,444	610,152
China Resources Pharmaceutical Group Ltd.(b)	64,000	40,839
China Resources Power Holdings Co. Ltd.	200	233
China Shenhua Energy Co. Ltd., Class A	12,800	35,063
China Shenhua Energy Co. Ltd., Class H	128,000	243,217
China Shipbuilding Industry Co. Ltd., Class A(a)	64,000	40,692
China Southern Airlines Co. Ltd., Class A(a)	32,000	29,976

Security	Shares	Value

China (continued)
China State Construction Engineering Corp. Ltd., Class A	115,200	$89,780
China State Construction International Holdings Ltd.	146,000	100,692
China Taiping Insurance Holdings Co. Ltd.	51,240	110,441
China Tourism Group Duty Free Corp. Ltd., Class A	5,500	261,349
China Tower Corp. Ltd., Class H(b)	1,536,000	229,687
China Traditional Chinese Medicine Holdings Co. Ltd.	128,000	76,727
China Vanke Co. Ltd., Class A	27,538	140,668
China Vanke Co. Ltd., Class H	51,201	217,151
China Yangtze Power Co. Ltd., Class A	44,856	136,717
China Youzan Ltd.(a)	512,000	219,126
Chongqing Changan Automobile Co. Ltd., Class A(a)	12,800	35,853
Chongqing Rural Commercial Bank Co. Ltd., Class H	128,000	56,432
Chongqing Zhifei Biological Products Co. Ltd., Class A	4,300	115,784
CIFI Holdings Group Co. Ltd.	128,000	121,279
CITIC Ltd.	128,000	108,408
CITIC Securities Co. Ltd., Class A	19,200	80,743
CITIC Securities Co. Ltd., Class H	96,000	206,916
Contemporary Amperex Technology Co. Ltd., Class A	6,400	318,259
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	38,400	74,905
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	96,000	106,676
COSCO SHIPPING Ports Ltd.	128,000	93,063
Country Garden Holdings Co. Ltd.(c)	262,046	325,980
Country Garden Services Holdings Co. Ltd.	64,000	526,365
CSC Financial Co. Ltd., Class A	6,400	34,885
CSPC Pharmaceutical Group Ltd.	256,160	267,475
Dali Foods Group Co. Ltd.(b)	64,000	38,941
Daqin Railway Co. Ltd., Class A	38,400	38,697
Daqo New Energy Corp., ADR(a)	1,984	206,832
DHC Software Co. Ltd., Class A	12,800	15,111
Dongfang Electric Corp. Ltd., Class A	12,800	23,408
Dongfeng Motor Group Co. Ltd., Class H	128,000	117,813
Dongxing Securities Co. Ltd., Class A	25,699	45,490
DouYu International Holdings Ltd., ADR(a)	4,736	67,914
East Money Information Co. Ltd., Class A	25,660	120,304
ENN Energy Holdings Ltd.	32,700	501,206
Eve Energy Co. Ltd., Class A	7,300	96,322
Everbright Securities Co. Ltd., Class A	12,897	30,651
Fangda Carbon New Material Co. Ltd., Class A(a)	28,440	33,839
Far East Horizon Ltd.	64,000	68,807
Fiberhome Telecommunication Technologies Co. Ltd., Class A	6,400	18,904
Financial Street Holdings Co. Ltd., Class A	12,800	11,990
First Capital Securities Co. Ltd., Class A	12,800	15,665
Focus Media Information Technology Co. Ltd., Class A	44,839	75,771
Foshan Haitian Flavouring & Food Co. Ltd., Class A	7,811	208,178
Fosun International Ltd.	96,000	144,049
Founder Securities Co. Ltd., Class A(a)	25,699	34,107
Foxconn Industrial Internet Co. Ltd., Class A	12,800	27,280
Fujian Sunner Development Co. Ltd., Class A	6,400	28,445
Fuyao Glass Industry Group Co. Ltd., Class A	12,800	93,533
Fuyao Glass Industry Group Co. Ltd., Class H	8,400	51,543
GDS Holdings Ltd., ADR(a)(c)	3,520	359,603
Geely Automobile Holdings Ltd.	237,000	769,902
GEM Co. Ltd., Class A	19,299	22,367
Gemdale Corp., Class A	12,800	25,047
GF Securities Co. Ltd., Class A	19,200	47,438
GF Securities Co. Ltd., Class H	25,600	36,301
GoerTek Inc., Class A	12,800	63,211
GOME Retail Holdings Ltd.(a)(c)	454,400	133,555

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	35

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Great Wall Motor Co. Ltd., Class H	128,000	$372,086
Greenland Holdings Corp. Ltd., Class A	32,099	27,889
Greentown China Holdings Ltd.	32,000	47,686
GSX Techedu Inc., ADR(a)(c)	2,916	299,911
Guangdong Haid Group Co. Ltd., Class A	6,400	78,520
Guangdong HEC Technology Holding Co. Ltd., Class A(a).	12,800	10,074
Guangdong Investment Ltd.	128,000	229,027
Guanghui Energy Co. Ltd., Class A(a)	25,600	10,785
Guangzhou Automobile Group Co. Ltd., Class H	128,235	119,022
Guangzhou Baiyun International Airport Co. Ltd., Class A.	6,400	13,018
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	6,400	28,514
Guangzhou R&F Properties Co. Ltd., Class H	76,800	102,567
Guosen Securities Co. Ltd., Class A	12,800	24,080
Guotai Junan Securities Co. Ltd., Class A	25,600	65,819
Guoyuan Securities Co. Ltd., Class A	18,320	22,590
Haidilao International Holding Ltd.(b)	30,000	246,154
Haier Smart Home Co. Ltd., Class A	19,279	86,043
Haier Smart Home Co. Ltd., Class H(a)	76,800	292,059
Haitian International Holdings Ltd.	28,000	96,193
Haitong Securities Co. Ltd., Class A	32,000	59,705
Haitong Securities Co. Ltd., Class H	76,800	70,193
Hangzhou Tigermed Consulting Co. Ltd., Class A	100	2,169
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	6,400	125,239
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	50,000	254,597
Henan Shuanghui Investment & Development Co. Ltd., Class A	12,800	90,945
Hengan International Group Co. Ltd.	32,000	221,519
Hengli Petrochemical Co. Ltd., Class A	19,200	107,084
Hengtong Optic-Electric Co. Ltd., Class A	6,400	12,672
Hengyi Petrochemical Co. Ltd., Class A	14,930	41,404
Hesteel Co. Ltd., Class A(a)	32,000	10,914
Hua Hong Semiconductor Ltd.(a)(b)(c)	25,000	152,920
Huaan Securities Co. Ltd., Class A	25,600	26,628
Huadian Power International Corp. Ltd., Class A	51,200	25,285
Huadong Medicine Co. Ltd., Class A	6,400	31,448
Hualan Biological Engineering Inc., Class A	8,650	57,107
Huaneng Power International Inc., Class A	12,800	7,961
Huaneng Power International Inc., Class H	128,000	43,726
Huatai Securities Co. Ltd., Class A	25,600	67,834
Huatai Securities Co. Ltd., Class H(b)	25,600	38,083
Huaxia Bank Co. Ltd., Class A	51,200	49,305
Huaxin Cement Co. Ltd., Class A	6,400	22,114
Huayu Automotive Systems Co. Ltd., Class A	7,099	28,265
Huazhu Group Ltd., ADR	6,080	353,491
Hubei Biocause Pharmaceutical Co. Ltd., Class A	32,000	19,803
Hunan Valin Steel Co. Ltd., Class A	19,200	17,304
Hutchison China MediTech Ltd., ADR(a)	2,944	84,611
HUYA Inc., ADR(a)(c)	3,264	86,006
Iflytek Co. Ltd., Class A	6,429	47,832
Industrial & Commercial Bank of China Ltd., Class A	128,000	106,077
Industrial & Commercial Bank of China Ltd., Class H	2,293,050	1,495,721
Industrial Bank Co. Ltd., Class A	44,800	170,631
Industrial Securities Co. Ltd., Class A	44,800	62,708
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	160,000	38,026
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	25,600	23,507
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,200	128,062
Innovent Biologics Inc.(a)(b)	37,000	381,097
Inspur Electronic Information Industry Co. Ltd., Class A	9,083	43,986

Security	Shares	Value

China (continued)
iQIYI Inc., ADR(a)	10,560	$267,485
JD Health International Inc.(a)(b)	9,600	175,483
JD.com Inc., ADR(a)	32,896	3,087,948
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	13,195
Jiangsu Hengrui Medicine Co. Ltd., Class A	12,840	201,719
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	4,600	134,170
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	12,800	15,921
Jiangsu Zhongtian Technology Co. Ltd., Class A	12,800	20,484
Jiangxi Copper Co. Ltd., Class H	59,000	143,139
Jiangxi Zhengbang Technology Co. Ltd., Class A	12,800	32,712
Jinke Properties Group Co. Ltd., Class A	12,800	14,716
Jinxin Fertility Group Ltd.(b)	66,000	149,061
JOYY Inc.(c)	2,262	266,690
Kaisa Group Holdings Ltd.	128,000	66,332
KE Holdings Inc.(a)	4,658	297,320
Kingboard Holdings Ltd.	32,000	147,679
Kingboard Laminates Holdings Ltd.	64,000	109,233
Kingdee International Software Group Co. Ltd.(c)	67,000	240,540
Kingsoft Cloud Holdings Ltd., ADR(a)	2,240	131,891
Kingsoft Corp. Ltd.	34,000	238,432
Kuaishou Technology(a)	6,400	254,767
Kunlun Energy Co. Ltd.	128,000	117,648
Kweichow Moutai Co. Ltd., Class A	2,900	950,032
KWG Group Holdings Ltd.	64,000	97,023
Lee & Man Paper Manufacturing Ltd.	64,000	59,319
Lenovo Group Ltd.	256,000	323,739
Lens Technology Co. Ltd., Class A	12,800	61,730
Lepu Medical Technology Beijing Co. Ltd., Class A	6,400	31,438
Li Auto Inc.(a)	6,784	172,110
Li Ning Co. Ltd.	88,000	494,602
Lingyi iTech Guangdong Co., Class A	19,200	30,134
Logan Group Co. Ltd.	64,000	99,663
Longfor Group Holdings Ltd.(b)	64,000	379,511
LONGi Green Energy Technology Co. Ltd., Class A	9,400	151,535
Lufax Holding Ltd.(a)	9,216	138,424
Luxshare Precision Industry Co. Ltd., Class A	13,302	95,456
Luzhou Laojiao Co. Ltd., Class A	4,600	166,974
Mango Excellent Media Co. Ltd., Class A	6,400	63,360
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	11,153	27,539
Meituan, Class B(a)(b)	136,900	6,000,245
Metallurgical Corp. of China Ltd., Class A	102,400	52,307
Microport Scientific Corp.	35,000	205,966
Midea Group Co. Ltd., Class A	6,400	91,933
Minth Group Ltd.	32,000	140,667
Momo Inc., ADR	6,701	106,144
Muyuan Foods Co. Ltd., Class A	5,870	103,180
NanJi E-Commerce Co. Ltd., Class A	12,800	20,899
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	8,350	53,348
Nanjing Securities Co. Ltd., Class A	12,800	20,741
NARI Technology Co. Ltd., Class A	12,800	56,080
NavInfo Co. Ltd., Class A	6,400	16,129
NetEase Inc., ADR	15,936	1,750,570
New China Life Insurance Co. Ltd., Class A	6,400	51,448
New China Life Insurance Co. Ltd., Class H	25,600	97,683
New Hope Liuhe Co. Ltd., Class A	12,800	47,547
New Oriental Education & Technology Group Inc., ADR(a)	5,664	1,006,040
Nine Dragons Paper Holdings Ltd.	64,000	103,293
NIO Inc., ADR(a)	48,640	2,226,739

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Noah Holdings Ltd.(a)	1,280	$57,216
Oceanwide Holdings Co. Ltd., Class A	19,200	8,948
Offcn Education Technology Co. Ltd., Class A	6,400	32,179
Offshore Oil Engineering Co. Ltd., Class A	12,824	9,697
OFILM Group Co. Ltd., Class A	6,400	10,489
Orient Securities Co. Ltd., Class A	19,200	28,415
Pacific Securities Co. Ltd. (The), Class A(a)	25,600	13,195
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	32,000	10,568
People’s Insurance Co. Group of China Ltd. (The), Class A	37,400	35,381
People’s Insurance Co. Group of China Ltd. (The), Class H	128,000	39,766
Perfect World Co. Ltd., Class A	9,650	35,146
PetroChina Co. Ltd., Class A	32,000	21,531
PetroChina Co. Ltd., Class H	768,000	275,228
Pharmaron Beijing Co. Ltd., Class H(b)	6,400	109,398
PICC Property & Casualty Co. Ltd., Class H	256,322	193,959
Pinduoduo Inc., ADR(a)	14,848	2,541,384
Ping An Bank Co. Ltd., Class A	44,800	147,816
Ping An Healthcare and Technology Co. Ltd.(a)(b)	19,800	286,126
Ping An Insurance Group Co. of China Ltd., Class A	25,700	337,836
Ping An Insurance Group Co. of China Ltd., Class H	224,500	2,758,010
Poly Developments and Holdings Group Co. Ltd., Class A	32,000	76,743
Poly Property Services Co. Ltd.	3,200	21,059
Postal Savings Bank of China Co. Ltd., Class H(b)	384,000	285,623
Power Construction Corp. of China Ltd., Class A	64,000	38,223
RiseSun Real Estate Development Co. Ltd., Class A	12,800	13,116
RLX Technology Inc., ADR(a)(c)	4,480	78,445
Rongsheng Petro Chemical Co. Ltd., Class A	19,200	99,706
SAIC Motor Corp. Ltd., Class A	19,200	62,964
Sanan Optoelectronics Co. Ltd., Class A	12,894	59,576
Sany Heavy Industry Co. Ltd., Class A	19,253	122,146
SDIC Capital Co. Ltd., Class A	12,800	24,178
SDIC Power Holdings Co. Ltd., Class A	25,699	33,116
Sealand Securities Co. Ltd., Class A	25,700	18,562
Seazen Group Ltd.	140,000	169,646
Seazen Holdings Co. Ltd., Class A	6,400	50,322
SF Holding Co. Ltd., Class A	9,900	160,359
Shaanxi Coal Industry Co. Ltd., Class A	26,805	44,345
Shandong Gold Mining Co. Ltd., Class A	15,280	52,373
Shandong Gold Mining Co. Ltd., Class H(b)	16,000	32,300
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,400	42,045
Shandong Nanshan Aluminum Co. Ltd., Class A	38,400	24,415
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(c)	124,000	212,918
Shanghai Baosight Software Co. Ltd., Class A	6,400	56,554
Shanghai Construction Group Co. Ltd., Class A	25,600	11,655
Shanghai Electric Group Co. Ltd., Class A(a)	64,000	55,112
Shanghai International Port Group Co. Ltd., Class A	25,600	18,845
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	51,276	41,072
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	6,400	20,218
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	32,000	58,659
Shanghai Pudong Development Bank Co. Ltd., Class A	76,800	124,921
Shanghai RAAS Blood Products Co. Ltd., Class A	24,600	29,004
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	12,800	19,991
Shanxi Coking Coal Energy Group Co. Ltd., Class A	16,700	12,963

Security	Shares	Value

China (continued)
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	14,052	$12,426
Shanxi Meijin Energy Co. Ltd., Class A(a)	12,800	14,302
Shanxi Securities Co. Ltd., Class A	18,260	20,656
Shanxi Taigang Stainless Steel Co. Ltd., Class A	19,200	11,437
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,900	140,125
Shenergy Co. Ltd., Class A	25,600	20,583
Shengyi Technology Co. Ltd., Class A	6,400	24,178
Shenwan Hongyuan Group Co. Ltd., Class A	76,899	56,964
Shenzhen Energy Group Co. Ltd., Class A	46,220	41,085
Shenzhen Inovance Technology Co. Ltd., Class A	7,698	101,324
Shenzhen International Holdings Ltd.	32,000	52,967
Shenzhen Investment Ltd.	128,000	46,036
Shenzhen Kaifa Technology Co. Ltd., Class A	6,400	20,445
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,100	199,974
Shenzhen Overseas Chinese Town Co. Ltd., Class A	32,000	39,902
Shenzhou International Group Holdings Ltd.	32,000	664,557
Shimao Group Holdings Ltd.	64,000	210,794
Sichuan Chuantou Energy Co. Ltd., Class A	20,405	33,789
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	6,400	21,433
SINA Corp.(a)	2,176	93,938
Sino Biopharmaceutical Ltd.	401,000	446,110
Sinolink Securities Co. Ltd., Class A	8,600	17,121
Sinopec Shanghai Petrochemical Co. Ltd., Class A	25,600	14,618
Sinopharm Group Co. Ltd., Class H	51,200	119,860
Sinotrans Ltd., Class A	19,200	13,393
Sinotruk Hong Kong Ltd.	32,000	102,097
Smoore International Holdings Ltd.(a)(b)	22,000	178,527
Songcheng Performance Development Co. Ltd., Class A	12,080	37,564
SooChow Securities Co. Ltd., Class A	18,440	24,360
Southwest Securities Co. Ltd., Class A	38,400	28,504
SSY Group Ltd.(c)	128,000	68,147
Sun Art Retail Group Ltd.	64,000	55,277
Sunac China Holdings Ltd.	111,000	475,059
Suning.com Co. Ltd., Class A	25,600	27,655
Sunny Optical Technology Group Co. Ltd.	25,700	642,720
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	6,400	21,354
TAL Education Group, ADR(a)	14,400	1,116,576
TBEA Co. Ltd., Class A	12,800	23,961
TCL Technology Group Corp., Class A	51,200	65,029
Tencent Holdings Ltd.	217,400	18,566,585
Tencent Music Entertainment Group, ADR(a)	14,400	370,368
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	12,800	51,912
Tianma Microelectronics Co. Ltd., Class A	12,800	29,670
Tianshui Huatian Technology Co. Ltd., Class A	12,800	25,482
Tingyi Cayman Islands Holding Corp	96,000	192,808
Tongcheng-Elong Holdings Ltd.(a)	51,200	120,256
TongFu Microelectronics Co. Ltd., Class A(a)	6,400	23,902
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	6,400	12,099
Tongling Nonferrous Metals Group Co. Ltd., Class A	38,400	17,600
Tongwei Co. Ltd., Class A	19,295	139,892
Topsports International Holdings Ltd.(b)	64,000	94,053
Transfar Zhilian Co. Ltd., Class A	32,000	30,371
TravelSky Technology Ltd., Class H	57,000	143,871
Trip.com Group Ltd., ADR(a)	17,664	696,845
Tsingtao Brewery Co. Ltd., Class H	22,000	180,513
Uni-President China Holdings Ltd.	64,000	76,892
Unisplendour Corp. Ltd., Class A	8,880	29,450

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	37

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Vipshop Holdings Ltd., ADR(a)	17,024	$635,336
Walvax Biotechnology Co. Ltd., Class A	6,400	45,245
Wanhua Chemical Group Co. Ltd., Class A	7,100	143,318
Want Want China Holdings Ltd.	128,000	92,403
Weibo Corp., ADR(a)	1,978	109,126
Weichai Power Co. Ltd., Class A	14,800	50,362
Weichai Power Co. Ltd., Class H	64,100	187,573
Weimob Inc.(a)	64,000	186,043
Wens Foodstuffs Group Co. Ltd., Class A	15,640	43,856
Western Securities Co. Ltd., Class A	25,600	37,334
Wharf Holdings Ltd. (The)	64,000	150,979
Wingtech Technology Co. Ltd., Class A	3,000	46,677
Winning Health Technology Group Co. Ltd., Class A	12,850	33,335
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	6,400	27,803
Wuliangye Yibin Co. Ltd., Class A	9,900	427,788
WUS Printed Circuit Kunshan Co. Ltd., Class A	12,800	34,213
WuXi AppTec Co. Ltd., Class A	3,440	76,276
WuXi AppTec Co. Ltd., Class H(b)	7,056	147,081
Wuxi Biologics Cayman Inc., New(a)(b)	122,500	1,516,771
XCMG Construction Machinery Co. Ltd., Class A	25,600	27,655
Xiamen C & D Inc., Class A	12,800	16,395
Xiaomi Corp., Class B(a)(b)	537,600	1,753,341
Xinhu Zhongbao Co. Ltd., Class A	25,600	12,366
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	19,253	45,014
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	26,234	56,138
Xinyi Solar Holdings Ltd.	134,000	281,565
XPeng Inc., ADR(a)(c)	6,592	224,853
Yadea Group Holdings Ltd.(b)	52,000	113,152
Yango Group Co. Ltd., Class A	12,800	12,583
Yanzhou Coal Mining Co. Ltd., Class H	128,000	118,638
Yihai International Holding Ltd.	19,000	260,115
Yonghui Superstores Co. Ltd., Class A	25,693	28,588
Yonyou Network Technology Co. Ltd., Class A	10,930	62,242
Yuexiu Property Co. Ltd.	256,000	56,762
Yum China Holdings Inc.	14,720	880,845
Yunda Holding Co. Ltd., Class A	8,530	22,102
Yunnan Baiyao Group Co. Ltd., Class A	6,420	129,602
Zai Lab Ltd., ADR(a)	2,752	405,975
Zhaojin Mining Industry Co. Ltd., Class H	64,000	64,764
Zhejiang Chint Electrics Co. Ltd., Class A	6,400	33,838
Zhejiang Dahua Technology Co. Ltd., Class A	12,800	41,384
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,400	36,929
Zhejiang Juhua Co. Ltd., Class A	21,400	28,798
Zhejiang Longsheng Group Co. Ltd., Class A	12,800	32,672
Zhejiang NHU Co. Ltd., Class A	7,630	51,056
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	14,930	55,712
Zhengzhou Yutong Bus Co. Ltd., Class A	6,400	14,993
Zhenro Properties Group Ltd.	64,000	42,076
Zheshang Securities Co. Ltd., Class A	12,800	24,850
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	12,800	86,050
Zhongjin Gold Corp. Ltd., Class A	12,800	18,410
Zhongsheng Group Holdings Ltd.	27,500	170,161
Zhuzhou CRRC Times Electric Co. Ltd., Class H	19,200	83,534
Zijin Mining Group Co. Ltd., Class A	25,600	48,159
Zijin Mining Group Co. Ltd., Class H	245,000	363,204

Security	Shares	Value

China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	19,000	$42,165
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	38,400	58,511
ZTE Corp., Class A	6,400	31,369
ZTE Corp., Class H	25,648	65,398
ZTO Express Cayman Inc., ADR	15,296	516,087

		122,798,926

India — 16.5%
ACC Ltd.	3,298	77,786
Adani Green Energy Ltd.(a)	14,528	229,303
Adani Ports & Special Economic Zone Ltd.	19,200	176,598
Ambuja Cements Ltd.	24,256	90,277
Apollo Hospitals Enterprise Ltd.	3,456	143,848
Asian Paints Ltd.	14,213	440,442
Aurobindo Pharma Ltd.	10,944	127,364
Avenue Supermarts Ltd.(a)(b)	6,400	260,773
Axis Bank Ltd.(a)	85,573	844,027
Bajaj Auto Ltd.	2,624	135,644
Bajaj Finance Ltd.	9,755	698,906
Bajaj Finserv Ltd.	1,408	184,871
Balkrishna Industries Ltd.	4,089	86,693
Bandhan Bank Ltd.(a)(b)	26,388	123,977
Berger Paints India Ltd.	10,880	100,657
Bharat Forge Ltd.	10,112	83,947
Bharat Petroleum Corp. Ltd.	25,024	153,188
Bharti Airtel Ltd.	87,310	660,959
Biocon Ltd.(a)	16,128	85,639
Britannia Industries Ltd.	3,904	178,704
Cipla Ltd.	17,088	183,018
Coal India Ltd.	40,906	84,723
Colgate-Palmolive India Ltd.	4,736	101,906
Container Corp. of India Ltd.	11,520	87,452
Dabur India Ltd.	20,672	141,527
Divi’s Laboratories Ltd.	5,312	243,108
DLF Ltd.	28,608	117,764
Dr. Reddy’s Laboratories Ltd.	4,480	269,864
Eicher Motors Ltd.	5,248	178,440
GAIL India Ltd.	61,504	118,681
Godrej Consumer Products Ltd.	14,912	139,288
Grasim Industries Ltd.	10,637	173,817
Havells India Ltd.	8,320	125,171
HCL Technologies Ltd.	42,304	523,554
HDFC Asset Management Co. Ltd.(b)	1,856	74,179
HDFC Life Insurance Co. Ltd.(a)(b)	26,752	255,070
Hero MotoCorp Ltd.	4,480	196,551
Hindalco Industries Ltd.	54,976	254,550
Hindustan Petroleum Corp. Ltd.	25,856	85,307
Hindustan Unilever Ltd.	31,360	909,860
Housing Development Finance Corp. Ltd.	64,744	2,237,340
ICICI Bank Ltd.(a)	192,576	1,566,474
ICICI Lombard General Insurance Co. Ltd.(a)(b)	7,488	145,307
ICICI Prudential Life Insurance Co. Ltd.(a)(b)	15,296	96,072
Indian Oil Corp. Ltd.	79,050	105,475
Indraprastha Gas Ltd.	13,504	90,403
Indus Towers Ltd.	20,416	71,623
Info Edge India Ltd.	2,816	188,168
Infosys Ltd.	128,896	2,198,345
InterGlobe Aviation Ltd.(a)(b)	4,480	98,760
Ipca Laboratories Ltd.	3,371	84,845

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
ITC Ltd.	107,200	$297,377
JSW Steel Ltd.	31,872	171,515
Jubilant Foodworks Ltd.	3,072	125,200
Kotak Mahindra Bank Ltd.(a)	20,608	499,278
Larsen & Toubro Infotech Ltd.(b)	2,300	112,671
Larsen & Toubro Ltd.	24,512	481,167
Lupin Ltd.	9,408	130,375
Mahindra & Mahindra Ltd.	30,464	334,302
Marico Ltd.	18,944	102,486
Maruti Suzuki India Ltd.	5,056	472,413
Motherson Sumi Systems Ltd.	46,080	134,192
MRF Ltd.	73	83,940
Muthoot Finance Ltd.	5,951	105,253
Nestle India Ltd.	1,280	280,466
NTPC Ltd.	153,536	224,187
Oil & Natural Gas Corp. Ltd.	100,416	151,680
Page Industries Ltd.	256	97,837
Petronet LNG Ltd.	29,952	103,997
PI Industries Ltd.	3,929	116,402
Pidilite Industries Ltd.	5,504	126,277
Piramal Enterprises Ltd.	3,648	90,809
Power Grid Corp. of India Ltd.	70,720	206,237
REC Ltd.	39,104	72,104
Reliance Industries Ltd.	108,149	3,069,704
SBI Life Insurance Co. Ltd.(a)(b)	14,528	171,386
Shree Cement Ltd.	384	138,486
Shriram Transport Finance Co. Ltd.	7,040	122,909
Siemens Ltd.	2,880	72,505
State Bank of India(a)	65,472	347,607
Sun Pharmaceutical Industries Ltd.	30,016	242,873
Tata Consultancy Services Ltd.	35,532	1,399,473
Tata Consumer Products Ltd.	22,720	188,336
Tata Motors Ltd.(a)	63,032	277,011
Tata Steel Ltd.	25,280	246,023
Tech Mahindra Ltd.	24,512	306,496
Titan Co. Ltd.	12,544	240,160
Torrent Pharmaceuticals Ltd.	1,856	61,329
Trent Ltd.	8,020	88,254
UltraTech Cement Ltd.	4,480	372,800
United Spirits Ltd.(a)	10,176	74,099
UPL Ltd.	18,624	142,319
Vedanta Ltd.	63,765	179,880
Wipro Ltd.	44,865	250,502
Yes Bank Ltd.(a)	418,048	89,600
Zee Entertainment Enterprises Ltd.	33,536	91,729

		28,723,891

Russia — 5.1%
Alrosa PJSC	79,360	105,938
Gazprom PJSC	440,964	1,295,013
Inter RAO UES PJSC	1,472,000	100,816
LUKOIL PJSC	15,680	1,178,774
Magnit PJSC, GDR(f)	13,464	182,707
Mail.Ru Group Ltd., GDR(a)(f)	4,032	108,836
MMC Norilsk Nickel PJSC	2,432	761,861
Mobile TeleSystems PJSC, ADR	16,320	134,150
Moscow Exchange MICEX-RTS PJSC	52,360	121,491
Novatek PJSC, GDR(f)	3,648	621,619
Novolipetsk Steel PJSC	38,400	115,338
PhosAgro PJSC, GDR(f)	6,144	107,766
Polymetal International PLC	9,316	185,476

Security	Shares	Value

Russia (continued)
Polyus PJSC	1,300	$244,957
Rosneft Oil Co. PJSC	46,242	326,261
Sberbank of Russia PJSC	401,950	1,456,161
Severstal PAO	6,208	112,354
Surgutneftegas PJSC	275,210	119,942
Tatneft PJSC	52,307	368,070
TCS Group Holding PLC(f)	4,480	232,482
VTB Bank PJSC	162,756,001	80,748
X5 Retail Group NV, GDR(f)	4,096	135,182
Yandex NV, Class A(a)	11,584	748,338

		8,844,280

Total Common Stocks — 97.9% (Cost: $145,951,469)		170,176,678

Preferred Stocks

Brazil — 1.9%
Alpargatas SA, Preference Shares, NVS	6,400	40,113
Banco Bradesco SA, Preference Shares, NVS	165,152	681,583
Bradespar SA, Preference Shares, NVS	12,800	144,375
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	6,482	38,115
Cia. Energetica de Minas Gerais, Preference Shares, NVS	40,894	87,760
Cia. Paranaense de Energia, Preference Shares, NVS	6,800	71,477
Gerdau SA, Preference Shares, NVS	38,400	178,252
Itau Unibanco Holding SA, Preference Shares, NVS	185,656	851,152
Itausa SA, Preference Shares, NVS	166,544	297,344
Lojas Americanas SA, Preference Shares, NVS	32,390	144,774
Petroleo Brasileiro SA, Preference Shares, NVS	188,314	751,492

		3,286,437

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	249,600	131,685

Total Preferred Stocks — 2.0% (Cost: $2,919,582)		3,418,122

Rights

China — 0.0%
Legend Holdings Corp., Class H (Expires 05/19/23)(a)	2,030	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(g)(h)(i)	3,415,547	3,417,596

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	39

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI BRIC ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	600,000	$600,000

		4,017,596

Total Short-Term Investments — 2.3% (Cost: $4,016,665)		4,017,596

Total Investments in Securities — 102.2% (Cost: $152,887,716)		177,612,396

Other Assets, Less Liabilities — (2.2)%		(3,749,644)

Net Assets — 100.0%		$173,862,752

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,656,562	$762,718	(a)	$—		$(531)	$(1,153)	$3,417,596	3,415,547	$12,029	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	960,000	—		(360,000	)(a)	—	—	600,000	600,000	978		—

						$(531)	$(1,153)	$4,017,596		$13,007		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	3	03/19/21	$201	$(9,553)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$9,553

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI BRIC ETF

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(5,165)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,217)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$201,533

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3		Total

Investments
Assets
Common Stocks	$170,175,230	$1,448		$0	(a)	$170,176,678
Preferred Stocks	3,418,122	—		—		3,418,122
Rights	—	0	(a)	—		0	(a)
Money Market Funds	4,017,596	—		—		4,017,596

	$177,610,948	$1,448		$0	(a)	$177,612,396

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(9,553)	$—		$—		$(9,553)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	41

Consolidated Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 48.2%
360 Security Technology Inc., Class A	47,599	$118,266
3SBio Inc.(a)(b)	293,000	291,589
51job Inc., ADR(b)	6,102	400,291
AAC Technologies Holdings Inc.(c)	117,000	630,447
AECC Aviation Power Co. Ltd., Class A	23,800	221,037
Agile Group Holdings Ltd.	258,000	364,516
Agricultural Bank of China Ltd., Class A	522,700	262,969
Agricultural Bank of China Ltd., Class H	4,329,000	1,573,705
Aier Eye Hospital Group Co. Ltd., Class A	38,980	434,806
Air China Ltd., Class A	137,400	171,542
Air China Ltd., Class H	364,000	300,309
Alibaba Group Holding Ltd., ADR(b)	210,009	49,931,740
Alibaba Health Information Technology Ltd.(b)	26,000	87,143
Alibaba Pictures Group Ltd.(b)(c)	30,000	4,177
A-Living Smart City Services Co. Ltd.(a)	90,750	380,204
Aluminum Corp. of China Ltd., Class A(b)	275,300	180,564
Aluminum Corp. of China Ltd., Class H(b)	990,000	500,274
Anhui Conch Cement Co. Ltd., Class A	41,100	338,322
Anhui Conch Cement Co. Ltd., Class H	202,000	1,299,387
Anhui Gujing Distillery Co. Ltd., Class B	11,000	145,913
ANTA Sports Products Ltd.	163,000	2,500,467
Autohome Inc., ADR	10,203	1,163,550
Avic Capital Co. Ltd., Class A	176,800	112,140
AVIC Shenyang Aircraft Co. Ltd., Class A	16,534	206,935
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	58,600	286,405
AviChina Industry & Technology Co. Ltd., Class H	526,000	355,985
Baidu Inc., ADR(b)(c)	37,845	10,727,544
Bank of Chengdu Co. Ltd., Class A	98,000	166,362
Bank of China Ltd., Class A	305,600	152,804
Bank of China Ltd., Class H	11,682,000	4,096,120
Bank of Communications Co. Ltd., Class A	452,600	319,202
Bank of Communications Co. Ltd., Class H	1,317,000	743,612
Bank of Hangzhou Co. Ltd., Class A	117,700	290,987
Bank of Jiangsu Co. Ltd., Class A	188,458	167,231
Bank of Nanjing Co. Ltd., Class A	157,100	213,351
Bank of Ningbo Co. Ltd., Class A	64,400	398,534
Bank of Shanghai Co. Ltd., Class A	186,070	240,633
Baoshan Iron & Steel Co. Ltd., Class A	196,500	228,042
Baozun Inc., ADR(b)	11,421	524,567
BBMG Corp., Class A	363,600	160,481
BeiGene Ltd., ADR(b)	4,920	1,574,400
Beijing Capital International Airport Co. Ltd., Class H	444,000	346,278
Beijing Dabeinong Technology Group Co. Ltd., Class A	137,400	211,830
Beijing Enlight Media Co. Ltd., Class A	58,600	122,810
Beijing Enterprises Holdings Ltd.	100,500	347,854
Beijing Enterprises Water Group Ltd.	1,172,000	463,823
Beijing Shiji Information Technology Co. Ltd., Class A	25,002	135,546
Beijing Sinnet Technology Co. Ltd., Class A	58,600	172,187
Betta Pharmaceuticals Co. Ltd., Class A	4,400	80,241
Bilibili Inc., ADR(b)	11,815	1,488,336
BOC Aviation Ltd.(a)(c)	31,400	303,583
BOE Technology Group Co. Ltd., Class A	334,400	314,281
Bosideng International Holdings Ltd.	926,000	390,342
Brilliance China Automotive Holdings Ltd.	516,000	462,962
BYD Co. Ltd., Class A	14,100	429,255
BYD Co. Ltd., Class H	120,500	3,063,237
BYD Electronic International Co. Ltd.	132,000	735,947
Caitong Securities Co. Ltd., Class A	98,000	169,840

Security	Shares	Value

China (continued)
CGN Power Co. Ltd., Class H(a)	2,162,000	$476,583
Changjiang Securities Co. Ltd., Class A	157,100	175,772
Chaozhou Three-Circle Group Co. Ltd., Class A	45,899	264,917
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	34,535	202,631
China Aoyuan Group Ltd.	301,000	285,194
China Avionics Systems Co. Ltd., Class A	59,400	156,479
China Cinda Asset Management Co. Ltd., Class H	1,471,000	292,025
China CITIC Bank Corp. Ltd., Class H	1,571,000	741,214
China Communications Services Corp. Ltd., Class H	484,000	228,356
China Conch Venture Holdings Ltd.	260,500	1,158,546
China Construction Bank Corp., Class A	117,700	131,871
China Construction Bank Corp., Class H	13,588,000	10,912,649
China Eastern Airlines Corp. Ltd., Class A	176,872	128,836
China Education Group Holdings Ltd.	221,000	410,813
China Everbright Bank Co. Ltd., Class A	511,700	323,768
China Everbright Bank Co. Ltd., Class H	403,000	174,554
China Everbright Environment Group Ltd.	716,481	410,085
China Everbright Ltd.	140,000	180,835
China Evergrande Group	312,000	638,692
China Film Co. Ltd., Class A	58,600	120,458
China Fortune Land Development Co. Ltd., Class A	43,720	57,215
China Galaxy Securities Co. Ltd., Class H	785,500	485,030
China Gas Holdings Ltd.	432,400	1,741,896
China Gezhouba Group Co. Ltd., Class A	157,100	163,650
China Great Wall Securities Co. Ltd., Class A	78,300	134,007
China Hongqiao Group Ltd.	396,000	491,085
China Huarong Asset Management Co. Ltd., Class H(a)	2,054,000	243,599
China Huishan Dairy Holdings Co. Ltd.(b)(d)	20,200	0	(e)
China International Capital Corp. Ltd., Class H(a)(b)	252,000	581,487
China Jinmao Holdings Group Ltd.	848,000	353,090
China Lesso Group Holdings Ltd.	173,000	319,803
China Life Insurance Co. Ltd., Class A	38,900	199,067
China Life Insurance Co. Ltd., Class H	1,106,000	2,332,518
China Literature Ltd.(a)(b)	5,800	54,057
China Longyuan Power Group Corp. Ltd., Class H	576,000	856,870
China Medical System Holdings Ltd.	192,000	299,979
China Mengniu Dairy Co. Ltd.	438,000	2,394,013
China Merchants Bank Co. Ltd., Class A	196,500	1,549,596
China Merchants Bank Co. Ltd., Class H	554,831	4,259,210
China Merchants Energy Shipping Co. Ltd., Class A	137,400	110,898
China Merchants Port Holdings Co. Ltd.	256,000	372,911
China Merchants Securities Co. Ltd., Class A	78,370	263,416
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	97,075	192,656
China Minsheng Banking Corp. Ltd., Class A	297,400	237,742
China Minsheng Banking Corp. Ltd., Class H	1,081,160	645,294
China Molybdenum Co. Ltd., Class A	314,700	325,392
China Molybdenum Co. Ltd., Class H	660,000	510,484
China National Building Material Co. Ltd., Class H	688,000	1,042,995
China National Chemical Engineering Co. Ltd., Class A	188,900	178,410
China National Nuclear Power Co. Ltd., Class A	314,700	251,086
China National Software & Service Co. Ltd., Class A	5,300	47,587
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(b)	86,100	274,915
China Oilfield Services Ltd., Class H	424,000	487,548
China Overseas Land & Investment Ltd.	564,000	1,427,931
China Pacific Insurance Group Co. Ltd., Class A	61,800	421,451
China Pacific Insurance Group Co. Ltd., Class H	432,600	1,988,075
China Petroleum & Chemical Corp., Class A	235,900	164,187

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class H	3,960,600	$2,190,306
China Power International Development Ltd.	1,275,000	272,838
China Railway Group Ltd., Class A	169,096	149,006
China Railway Group Ltd., Class H	700,000	369,972
China Renewable Energy Investment Ltd.(b)(d)	2,513	0	(e)
China Resources Beer Holdings Co. Ltd.	228,000	1,719,402
China Resources Cement Holdings Ltd.	426,000	507,421
China Resources Gas Group Ltd.	140,000	699,337
China Resources Land Ltd.	437,777	2,079,587
China Resources Pharmaceutical Group Ltd.(a)	293,000	186,965
China Resources Power Holdings Co. Ltd.	384,000	446,998
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	37,890	153,084
China Shenhua Energy Co. Ltd., Class A	70,000	191,748
China Shenhua Energy Co. Ltd., Class H	588,500	1,118,229
China Shipbuilding Industry Co. Ltd., Class A(b)	354,199	225,206
China South Publishing & Media Group Co. Ltd., Class A	117,799	180,520
China Southern Airlines Co. Ltd., Class A(b)	167,100	156,531
China Southern Airlines Co. Ltd., Class H(b)	198,000	135,278
China State Construction Engineering Corp. Ltd., Class A	413,240	322,054
China State Construction International Holdings Ltd.	406,000	280,005
China Taiping Insurance Holdings Co. Ltd.	314,300	677,434
China Tourism Group Duty Free Corp. Ltd., Class A	14,400	684,260
China Tower Corp. Ltd., Class H(a)	7,082,000	1,059,011
China Traditional Chinese Medicine Holdings Co. Ltd.	492,000	294,920
China Vanke Co. Ltd., Class A	117,700	601,228
China Vanke Co. Ltd., Class H	266,100	1,128,567
China Yangtze Power Co. Ltd., Class A	176,800	538,871
China Youzan Ltd.(b)	636,000	272,196
Chongqing Brewery Co. Ltd., Class A	11,499	214,263
Chongqing Changan Automobile Co. Ltd., Class A(b)	58,600	164,138
Chongqing Rural Commercial Bank Co. Ltd., Class H	783,000	345,203
Chongqing Zhifei Biological Products Co. Ltd., Class A	12,900	347,352
CIFI Holdings Group Co. Ltd.	494,000	468,059
CITIC Ltd.	898,000	760,551
CITIC Securities Co. Ltd., Class A	78,300	329,278
CITIC Securities Co. Ltd., Class H	375,500	809,343
Contemporary Amperex Technology Co. Ltd., Class A	19,200	954,778
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	98,000	191,165
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	588,500	653,944
COSCO SHIPPING Ports Ltd.	238,000	173,038
Country Garden Holdings Co. Ltd.	1,220,828	1,518,687
Country Garden Services Holdings Co. Ltd.	214,000	1,760,034
CSPC Pharmaceutical Group Ltd.	1,407,200	1,469,357
Dali Foods Group Co. Ltd.(a)	588,500	358,076
Daqin Railway Co. Ltd., Class A	123,099	124,052
DHC Software Co. Ltd., Class A	66,600	78,627
Dong-E-E-Jiao Co. Ltd., Class A	19,200	105,128
Dongfang Electric Corp. Ltd., Class A	117,700	215,243
Dongfeng Motor Group Co. Ltd., Class H	522,000	480,458
Dongxing Securities Co. Ltd., Class A	98,000	173,470
DouYu International Holdings Ltd., ADR(b)	5,314	76,203
East Money Information Co. Ltd., Class A	78,380	367,475
ENN Energy Holdings Ltd.	126,900	1,945,047
Eve Energy Co. Ltd., Class A	14,400	190,004
Everbright Securities Co. Ltd., Class A	58,600	139,269
Fangda Carbon New Material Co. Ltd., Class A(b)	247,540	294,534
Far East Horizon Ltd.	408,000	438,645
Financial Street Holdings Co. Ltd., Class A	157,100	147,163
First Capital Securities Co. Ltd., Class A	98,000	119,932

Security	Shares	Value

China (continued)
Focus Media Information Technology Co. Ltd., Class A	176,800	$298,766
Foshan Haitian Flavouring & Food Co. Ltd., Class A	21,321	568,244
Fosun International Ltd.	490,000	735,251
Founder Securities Co. Ltd., Class A(b)	175,834	233,365
Foxconn Industrial Internet Co. Ltd., Class A	98,000	208,860
Fuyao Glass Industry Group Co. Ltd., Class A	31,200	227,987
Fuyao Glass Industry Group Co. Ltd., Class H	100,800	618,520
Ganfeng Lithium Co. Ltd., Class A	17,300	264,365
G-Bits Network Technology Xiamen Co. Ltd., Class A	1,700	81,869
GDS Holdings Ltd., ADR(b)(c)	12,209	1,247,271
Geely Automobile Holdings Ltd.	904,000	2,936,673
Gemdale Corp., Class A	98,000	191,770
Genscript Biotech Corp.(b)(c)	210,000	362,211
GF Securities Co. Ltd., Class A	79,800	197,165
GF Securities Co. Ltd., Class H	274,800	389,669
Giant Network Group Co. Ltd., Class A	78,300	203,851
GoerTek Inc., Class A	64,300	317,538
GOME Retail Holdings Ltd.(b)(c)	2,277,000	669,244
Great Wall Motor Co. Ltd., Class H	555,000	1,613,341
Greenland Holdings Corp. Ltd., Class A	137,400	119,380
Greentown Service Group Co. Ltd.	296,000	300,680
GSX Techedu Inc., ADR(b)(c)	3,935	404,715
Guangdong HEC Technology Holding Co. Ltd., Class A(b)	157,100	123,646
Guangdong Investment Ltd.	484,000	866,007
Guanghui Energy Co. Ltd., Class A(b)	393,500	165,784
Guangzhou Automobile Group Co. Ltd., Class H	524,800	487,094
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	27,000	120,294
Guangzhou Haige Communications Group Inc. Co., Class A	176,800	258,931
Guangzhou R&F Properties Co. Ltd., Class H	313,200	418,281
Guosen Securities Co. Ltd., Class A	117,700	221,419
Guotai Junan Securities Co. Ltd., Class A	78,400	201,570
Guoyuan Securities Co. Ltd., Class A	115,040	141,850
Haidilao International Holding Ltd.(a)	67,000	549,743
Haier Smart Home Co. Ltd., Class A	78,300	349,458
Haier Smart Home Co. Ltd., Class H(b)	144,600	549,891
Haitian International Holdings Ltd.	138,000	474,092
Haitong Securities Co. Ltd., Class A	117,700	219,603
Haitong Securities Co. Ltd., Class H	470,800	430,298
Hangzhou Robam Appliances Co. Ltd., Class A	45,000	262,506
Hangzhou Tigermed Consulting Co. Ltd., Class A	13,100	284,204
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	48,000	244,413
Henan Shuanghui Investment & Development Co. Ltd., Class A	37,956	269,681
Hengan International Group Co. Ltd.	115,000	796,084
Hengli Petrochemical Co. Ltd., Class A	69,300	386,506
Hengtong Optic-Electric Co. Ltd., Class A	66,400	131,471
Hengyi Petrochemical Co. Ltd., Class A	117,790	326,657
Hesteel Co. Ltd., Class A(b)	380,300	129,704
Hithink RoyalFlush Information Network Co. Ltd., Class A	3,800	78,928
Hongfa Technology Co. Ltd., Class A	24,200	192,521
Hua Hong Semiconductor Ltd.(a)(b)(c)	100,000	611,678
Huaan Securities Co. Ltd., Class A	137,400	142,916
Huadian Power International Corp. Ltd., Class A	235,900	116,497
Huadong Medicine Co. Ltd., Class A	55,172	271,098
Huaneng Power International Inc., Class H	1,172,000	400,369
Huatai Securities Co. Ltd., Class A	58,600	155,276
Huatai Securities Co. Ltd., Class H(a)	314,200	467,411
Huaxi Securities Co. Ltd., Class A	117,700	183,638

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	43

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Huaxia Bank Co. Ltd., Class A	183,700	$176,900
Huayu Automotive Systems Co. Ltd., Class A	38,900	154,883
Huazhu Group Ltd., ADR	26,829	1,559,838
Hubei Biocause Pharmaceutical Co. Ltd., Class A	216,200	133,794
Hunan Valin Steel Co. Ltd., Class A	216,200	194,851
Hundsun Technologies Inc., Class A	8,580	115,727
Hutchison China MediTech Ltd., ADR(b)	14,376	413,166
HUYA Inc., ADR(b)(c)	8,466	223,079
Iflytek Co. Ltd., Class A	38,900	289,416
Industrial & Commercial Bank of China Ltd., Class A	413,200	342,428
Industrial & Commercial Bank of China Ltd., Class H	8,820,000	5,753,150
Industrial Bank Co. Ltd., Class A	189,400	721,373
Industrial Securities Co. Ltd., Class A	157,100	219,897
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	866,300	205,885
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	196,500	180,432
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	69,300	462,225
Innovent Biologics Inc.(a)(b)	123,000	1,266,889
iQIYI Inc., ADR(b)	29,065	736,216
JD.com Inc., ADR(b)	122,364	11,486,309
Jiangsu Expressway Co. Ltd., Class H	230,000	267,140
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,720	245,129
Jiangsu Hengrui Medicine Co. Ltd., Class A	40,164	630,986
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	12,403	361,763
Jiangsu Zhongtian Technology Co. Ltd., Class A	98,000	156,834
Jiangxi Copper Co. Ltd., Class A	58,600	252,311
Jiangxi Copper Co. Ltd., Class H	216,000	524,035
Jinke Properties Group Co. Ltd., Class A	137,400	157,971
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	76,729	146,475
Jointown Pharmaceutical Group Co. Ltd., Class A(b)	78,300	203,851
JOYY Inc.(c)	9,451	1,114,273
Kaisa Group Holdings Ltd.	586,000	303,676
KE Holdings Inc.(b)(c)	4,329	276,320
Kingboard Holdings Ltd.	134,000	618,407
Kingboard Laminates Holdings Ltd.	243,500	415,598
Kingdee International Software Group Co. Ltd.(c)	402,000	1,443,238
Kingsoft Corp. Ltd.	146,000	1,023,855
Kunlun Energy Co. Ltd.	580,000	533,094
Kweichow Moutai Co. Ltd., Class A	11,518	3,773,263
KWG Group Holdings Ltd.	362,000	548,785
Lee & Man Paper Manufacturing Ltd.	389,000	360,550
Lenovo Group Ltd.(c)	1,266,000	1,600,993
Lens Technology Co. Ltd., Class A	58,600	282,607
Lepu Medical Technology Beijing Co. Ltd., Class A	68,400	335,991
Li Ning Co. Ltd.	336,500	1,891,290
Liaoning Cheng Da Co. Ltd., Class A	58,600	199,227
Logan Group Co. Ltd.	246,000	383,079
Longfor Group Holdings Ltd.(a)	301,000	1,784,888
LONGi Green Energy Technology Co. Ltd., Class A	29,700	478,786
Lufax Holding Ltd.(b)(c)	13,194	198,174
Luxshare Precision Industry Co. Ltd., Class A	58,641	420,813
Luzhou Laojiao Co. Ltd., Class A	12,000	435,584
Mango Excellent Media Co. Ltd., Class A	17,000	168,299
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	78,384	193,545
Meituan, Class B(a)(b)	480,200	21,046,878
Momo Inc., ADR	28,161	446,070
Muyuan Foods Co. Ltd., Class A	29,708	522,194
NARI Technology Co. Ltd., Class A	48,700	213,368
NavInfo Co. Ltd., Class A	77,327	194,873

Security	Shares	Value

China (continued)
NetEase Inc., ADR	59,994	$6,590,341
New China Life Insurance Co. Ltd., Class A	12,800	102,896
New China Life Insurance Co. Ltd., Class H	154,700	590,294
New Hope Liuhe Co. Ltd., Class A	45,900	170,500
New Oriental Education & Technology Group Inc., ADR(b)	22,055	3,917,409
Nine Dragons Paper Holdings Ltd.	329,000	530,991
Ninestar Corp., Class A	58,600	248,242
NIO Inc., ADR(b)	181,764	8,321,156
Noah Holdings Ltd.(b)(c)	9,254	413,654
OFILM Group Co. Ltd., Class A	58,600	96,041
Oppein Home Group Inc., Class A	13,300	311,018
Orient Securities Co. Ltd., Class A	97,032	143,605
Oriental Pearl Group Co. Ltd., Class A	91,600	121,995
Pacific Securities Co. Ltd. (The), Class A(b)	176,800	91,131
People’s Insurance Co. Group of China Ltd. (The), Class H	1,768,000	549,270
Perfect World Co. Ltd., Class A	19,296	70,277
PetroChina Co. Ltd., Class A	126,700	85,251
PetroChina Co. Ltd., Class H	3,374,000	1,209,140
PICC Property & Casualty Co. Ltd., Class H	1,218,740	922,223
Pinduoduo Inc., ADR(b)	48,807	8,353,806
Ping An Bank Co. Ltd., Class A	154,436	509,555
Ping An Healthcare and Technology Co. Ltd.(a)(b)	58,600	846,818
Ping An Insurance Group Co. of China Ltd., Class A	98,000	1,288,246
Ping An Insurance Group Co. of China Ltd., Class H	829,000	10,184,367
Poly Developments and Holdings Group Co. Ltd., Class A	137,400	329,513
Postal Savings Bank of China Co. Ltd., Class H(a)	1,571,000	1,168,527
Power Construction Corp. of China Ltd., Class A	216,200	129,122
RiseSun Real Estate Development Co. Ltd., Class A	154,418	158,234
Rongsheng Petro Chemical Co. Ltd., Class A	69,319	359,975
SAIC Motor Corp. Ltd., Class A	78,322	256,849
Sanan Optoelectronics Co. Ltd., Class A	78,361	362,065
Sany Heavy Industry Co. Ltd., Class A	78,300	496,757
SDIC Capital Co. Ltd., Class A	78,300	147,903
SDIC Power Holdings Co. Ltd., Class A	134,709	173,587
Seazen Group Ltd.	408,000	494,396
Seazen Holdings Co. Ltd., Class A	31,500	247,679
SF Holding Co. Ltd., Class A	17,500	283,463
Shaanxi Coal Industry Co. Ltd., Class A	155,173	256,712
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	55,953	191,350
Shandong Gold Mining Co. Ltd., Class A	27,160	93,092
Shandong Gold Mining Co. Ltd., Class H(a)	97,250	196,322
Shandong Linglong Tyre Co. Ltd., Class A	38,905	252,888
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	376,000	645,623
Shanghai Electric Group Co. Ltd., Class A(b)	235,900	203,141
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	29,700	211,022
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	103,500	488,324
Shanghai International Airport Co. Ltd., Class A	28,500	272,164
Shanghai International Port Group Co. Ltd., Class A	228,300	168,058
Shanghai Jinjiang International Hotels Co. Ltd., Class A	24,356	202,445
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	314,716	252,088
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	58,600	185,119
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	196,500	360,204
Shanghai Pudong Development Bank Co. Ltd., Class A	244,800	398,187
Shanxi Coking Coal Energy Group Co. Ltd., Class A	206,180	160,048
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	157,100	138,920
Shanxi Securities Co. Ltd., Class A	98,030	110,891

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	7,600	$367,225
Shenergy Co. Ltd., Class A	176,800	142,153
Shenwan Hongyuan Group Co. Ltd., Class A	255,600	189,338
Shenzhen Energy Group Co. Ltd., Class A	295,020	262,246
Shenzhen Goodix Technology Co. Ltd., Class A	4,400	93,781
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	75,681	222,026
Shenzhen Inovance Technology Co. Ltd., Class A	24,100	317,212
Shenzhen International Holdings Ltd.	194,500	321,937
Shenzhen Investment Ltd.	848,000	304,991
Shenzhen Kangtai Biological Products Co. Ltd., Class A	9,000	212,574
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,900	316,088
Shenzhen Overseas Chinese Town Co. Ltd., Class A	157,100	195,895
Shenzhou International Group Holdings Ltd.	126,500	2,627,076
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	38,900	140,896
Shimao Group Holdings Ltd.	202,000	665,317
Sichuan Chuantou Energy Co. Ltd., Class A	117,700	194,900
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	38,900	130,270
Silergy Corp.	4,000	384,885
SINA Corp.(b)(c)	14,376	620,612
Sino Biopharmaceutical Ltd.	1,687,250	1,877,054
Sinolink Securities Co. Ltd., Class A	78,300	155,879
Sinopharm Group Co. Ltd., Class H	209,200	489,738
Sinotruk Hong Kong Ltd.	114,500	365,315
Songcheng Performance Development Co. Ltd., Class A	38,900	120,965
SooChow Securities Co. Ltd., Class A	98,020	129,486
Spring Airlines Co. Ltd., Class A	19,200	182,523
SSY Group Ltd.(c)	616,000	327,957
Sun Art Retail Group Ltd.	96,000	82,915
Sunac China Holdings Ltd.	396,000	1,694,806
Suning.com Co. Ltd., Class A	154,432	166,829
Sunny Optical Technology Group Co. Ltd.	113,700	2,843,471
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	39,700	132,459
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	117,799	174,885
TAL Education Group, ADR(b)	55,638	4,314,171
TBEA Co. Ltd., Class A	88,100	164,919
TCL Technology Group Corp., Class A	216,200	274,594
Tencent Holdings Ltd.	647,500	55,298,362
Tencent Music Entertainment Group, ADR(b)	2,556	65,740
Tianma Microelectronics Co. Ltd., Class A	72,100	167,125
Tingyi Cayman Islands Holding Corp.	330,000	662,778
Toly Bread Co. Ltd., Class A	23,500	202,801
Tongcheng-Elong Holdings Ltd.(b)	76,800	180,383
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	78,300	148,024
Tongling Nonferrous Metals Group Co. Ltd., Class A	438,700	201,075
Tongwei Co. Ltd., Class A	58,600	424,860
Transfar Zhilian Co. Ltd., Class A	267,355	253,746
TravelSky Technology Ltd., Class H	192,000	484,619
Trip.com Group Ltd., ADR(b)(c)	73,458	2,897,918
Tsingtao Brewery Co. Ltd., Class A	15,900	195,393
Tsingtao Brewery Co. Ltd., Class H	72,000	590,769
Uni-President China Holdings Ltd.	389,000	467,361
Unisplendour Corp. Ltd., Class A	58,680	194,608
Vipshop Holdings Ltd., ADR(b)	69,894	2,608,444
Wangsu Science & Technology Co. Ltd., Class A	63,500	65,363
Wanhua Chemical Group Co. Ltd., Class A	25,800	520,790
Want Want China Holdings Ltd.	1,110,000	801,305

Security	Shares	Value

China (continued)
Weibo Corp., ADR(b)	11,027	$608,360
Weichai Power Co. Ltd., Class A	103,724	352,958
Weichai Power Co. Ltd., Class H	315,200	922,356
Wens Foodstuffs Group Co. Ltd., Class A	98,060	274,968
Western Securities Co. Ltd., Class A	137,400	200,380
Wharf Holdings Ltd. (The)	192,000	452,938
Winning Health Technology Group Co. Ltd., Class A	78,300	203,126
Wuhan Guide Infrared Co. Ltd., Class A	39,901	241,875
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	32,000	139,016
Wuliangye Yibin Co. Ltd., Class A	34,500	1,490,775
WuXi AppTec Co. Ltd., Class A	12,320	273,176
WuXi AppTec Co. Ltd., Class H(a)	49,580	1,033,483
Wuxi Biologics Cayman Inc., New(a)(b)	381,500	4,723,659
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,100	221,408
Wuxi Taiji Industry Co. Ltd., Class A	207,900	288,757
XCMG Construction Machinery Co. Ltd., Class A	196,700	212,489
Xiamen C & D Inc., Class A	137,400	175,995
Xiaomi Corp., Class B(a)(b)	1,793,200	5,848,384
Xinhu Zhongbao Co. Ltd., Class A	216,200	104,432
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	83,502	195,229
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	176,362	377,398
Xinyi Solar Holdings Ltd.	572,000	1,201,905
XPeng Inc., ADR(b)(c)	12,012	409,729
Yango Group Co. Ltd., Class A	157,100	154,437
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	39,600	259,728
Yanzhou Coal Mining Co. Ltd., Class A	117,700	175,101
Yanzhou Coal Mining Co. Ltd., Class H	174,000	161,274
Yifan Pharmaceutical Co. Ltd., Class A	78,300	260,160
Yihai International Holding Ltd.	81,000	1,108,910
Yonghui Superstores Co. Ltd., Class A	196,500	218,642
Yonyou Network Technology Co. Ltd., Class A	42,818	243,830
Yuexiu Property Co. Ltd.	1,566,000	347,222
Yum China Holdings Inc.	61,677	3,690,752
Yunda Holding Co. Ltd., Class A	38,980	101,001
Yunnan Baiyao Group Co. Ltd., Class A	7,800	157,460
Zai Lab Ltd., ADR(b)	6,586	971,567
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	8,000	367,280
Zhaojin Mining Industry Co. Ltd., Class H	234,000	236,795
Zhejiang Chint Electrics Co. Ltd., Class A	46,600	246,382
Zhejiang Dahua Technology Co. Ltd., Class A	58,600	189,460
Zhejiang Expressway Co. Ltd., Class H	318,000	277,525
Zhejiang Huayou Cobalt Co. Ltd., Class A(b)	19,200	264,717
Zhejiang Longsheng Group Co. Ltd., Class A	76,339	194,857
Zhejiang NHU Co. Ltd., Class A	49,500	331,230
Zhejiang Semir Garment Co. Ltd., Class A	100,600	143,296
Zhengzhou Yutong Bus Co. Ltd., Class A	98,000	229,579
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	66,100	444,368
Zhongjin Gold Corp. Ltd., Class A	98,000	140,954
Zhongsheng Group Holdings Ltd.	110,500	683,739
Zhuzhou CRRC Times Electric Co. Ltd., Class H	110,200	479,449
Zijin Mining Group Co. Ltd., Class A	255,600	480,839
Zijin Mining Group Co. Ltd., Class H	908,000	1,346,078
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	112,300	249,215
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	138,600	211,187

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	45

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
ZTE Corp., Class A	38,900	$190,662
ZTE Corp., Class H	133,960	341,577
ZTO Express Cayman Inc., ADR	60,192	2,030,878

		438,027,441

India — 11.4%
ACC Ltd.	3,147	74,224
Adani Green Energy Ltd.(b)	8,110	128,004
Adani Ports & Special Economic Zone Ltd.	98,505	906,029
Ambuja Cements Ltd.	115,013	428,061
Apollo Hospitals Enterprise Ltd.	2,162	89,988
Asian Paints Ltd.	48,447	1,501,306
Aurobindo Pharma Ltd.	52,584	611,959
Avenue Supermarts Ltd.(a)(b)	22,869	931,814
Axis Bank Ltd.(b)	323,510	3,190,856
Bajaj Auto Ltd.	14,256	736,943
Bajaj Finance Ltd.	29,934	2,144,649
Bajaj Finserv Ltd.	6,890	904,659
Balkrishna Industries Ltd.	3,738	79,252
Bandhan Bank Ltd.(a)(b)	109,395	513,964
Berger Paints India Ltd.	38,282	354,168
Bharat Forge Ltd.	46,718	387,839
Bharat Petroleum Corp. Ltd.	114,816	702,864
Bharti Airtel Ltd.	209,154	1,583,349
Biocon Ltd.(b)	20,872	110,829
Britannia Industries Ltd.	10,864	497,296
Cipla Ltd.	63,808	683,406
Coal India Ltd.	189,459	392,402
Colgate-Palmolive India Ltd.	7,087	152,493
Container Corp. of India Ltd.	44,113	334,877
Dabur India Ltd.	94,192	644,866
Divi’s Laboratories Ltd.	14,967	684,977
DLF Ltd.	88,428	364,013
Dr. Reddy’s Laboratories Ltd.	18,705	1,126,742
Eicher Motors Ltd.	23,827	810,154
GAIL India Ltd.	294,822	568,902
Godrej Consumer Products Ltd.	63,808	596,010
Grasim Industries Ltd.	55,928	913,905
Havells India Ltd.	45,244	680,676
HCL Technologies Ltd.	169,173	2,093,684
HDFC Asset Management Co. Ltd.(a)	6,496	259,628
HDFC Life Insurance Co. Ltd.(a)(b)	84,094	801,803
Hero MotoCorp Ltd.	17,127	751,411
Hindalco Industries Ltd.	214,335	992,413
Hindustan Petroleum Corp. Ltd.	114,459	377,636
Hindustan Unilever Ltd.	122,051	3,541,115
Housing Development Finance Corp. Ltd.	240,768	8,320,150
ICICI Bank Ltd.(b)	729,531	5,934,234
ICICI Lombard General Insurance Co. Ltd.(a)(b)	26,388	512,068
ICICI Prudential Life Insurance Co. Ltd.(a)(b)	44,749	281,063
Indian Oil Corp. Ltd.	304,083	405,734
Indraprastha Gas Ltd.	16,061	107,521
Indus Towers Ltd.	70,345	246,784
Info Edge India Ltd.	9,057	605,199
Infosys Ltd.	484,605	8,265,026
InterGlobe Aviation Ltd.(a)(b)	18,902	416,688
ITC Ltd.	504,207	1,398,688
JSW Steel Ltd.	162,480	874,365
Jubilant Foodworks Ltd.	3,738	152,343
Kotak Mahindra Bank Ltd.(b)	49,353	1,195,695
Larsen & Toubro Infotech Ltd.(a)	1,768	86,610

Security	Shares	Value

India (continued)
Larsen & Toubro Ltd.	77,987	$1,530,874
Lupin Ltd.	40,892	566,678
Mahindra & Mahindra Ltd.	130,374	1,430,681
Marico Ltd.	83,171	449,951
Maruti Suzuki India Ltd.	17,528	1,637,747
Motherson Sumi Systems Ltd.	192,852	561,616
Muthoot Finance Ltd.	6,793	120,145
Nestle India Ltd.	4,132	905,379
NTPC Ltd.	381,843	557,553
Oil & Natural Gas Corp. Ltd.	422,544	638,258
Page Industries Ltd.	1,262	482,303
Petronet LNG Ltd.	110,487	383,626
PI Industries Ltd.	5,511	163,271
Pidilite Industries Ltd.	25,563	586,486
Piramal Enterprises Ltd.	20,408	508,013
Power Grid Corp. of India Ltd.	296,307	864,103
REC Ltd.	150,733	277,939
Reliance Industries Ltd.	401,940	11,408,675
SBI Life Insurance Co. Ltd.(a)(b)	48,053	566,880
Shree Cement Ltd.	1,571	566,567
Shriram Transport Finance Co. Ltd.	31,116	543,244
Siemens Ltd.	7,678	193,295
State Bank of India(b)	286,902	1,523,233
Sun Pharmaceutical Industries Ltd.	141,800	1,147,367
Tata Consultancy Services Ltd.	133,132	5,243,573
Tata Consumer Products Ltd.	20,872	173,017
Tata Motors Ltd.(b)	291,258	1,280,013
Tata Steel Ltd.	64,005	622,891
Tech Mahindra Ltd.	80,745	1,009,628
Titan Co. Ltd.	55,145	1,055,773
Torrent Pharmaceuticals Ltd.	1,374	45,402
UltraTech Cement Ltd.	17,528	1,458,580
United Spirits Ltd.(b)	64,548	470,023
UPL Ltd.	95,515	729,897
Vedanta Ltd.	346,625	977,824
Wipro Ltd.	199,235	1,112,419
Zee Entertainment Enterprises Ltd.	167,400	457,881

		103,702,139

Indonesia — 1.8%
Adaro Energy Tbk PT	3,269,200	270,903
Astra International Tbk PT	3,348,000	1,269,607
Bank Central Asia Tbk PT	1,477,000	3,479,870
Bank Mandiri Persero Tbk PT	3,025,800	1,306,789
Bank Negara Indonesia Persero Tbk PT	1,319,400	551,294
Bank Rakyat Indonesia Persero Tbk PT	8,507,900	2,814,060
Barito Pacific Tbk PT(b)	5,553,900	429,023
Charoen Pokphand Indonesia Tbk PT	1,378,500	595,349
Gudang Garam Tbk PT(b)	117,700	301,689
Indah Kiat Pulp & Paper Corp. Tbk PT	570,800	528,110
Indocement Tunggal Prakarsa Tbk PT	363,000	318,645
Indofood CBP Sukses Makmur Tbk PT	452,600	272,545
Indofood Sukses Makmur Tbk PT	728,400	309,468
Kalbe Farma Tbk PT	4,043,300	417,391
Merdeka Copper Gold Tbk PT(b)	886,000	176,080
Perusahaan Gas Negara Tbk PT	2,386,000	241,281
Sarana Menara Nusantara Tbk PT	984,500	87,457
Semen Indonesia Persero Tbk PT	591,600	423,758
Telkom Indonesia Persero Tbk PT	7,601,700	1,863,057
Unilever Indonesia Tbk PT	1,260,300	619,530

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
United Tractors Tbk PT	318,100	$503,733

		16,779,639

Malaysia — 2.2%
AMMB Holdings Bhd	314,700	245,695
Axiata Group Bhd	492,000	431,526
CIMB Group Holdings Bhd	807,200	863,539
Dialog Group Bhd	689,078	549,900
DiGi.Com Bhd	570,800	521,794
Fraser & Neave Holdings Bhd	44,600	344,459
Gamuda Bhd	354,100	291,329
Genting Bhd	371,500	423,129
Genting Malaysia Bhd	581,100	414,918
Genting Plantations Bhd(c)	86,500	203,027
HAP Seng Consolidated Bhd	124,600	261,975
Hartalega Holdings Bhd(c)	284,600	703,150
Hong Leong Bank Bhd	124,900	555,454
Hong Leong Financial Group Bhd	70,900	297,088
IHH Healthcare Bhd	393,500	493,880
IOI Corp. Bhd	360,700	381,420
Kossan Rubber Industries	117,700	114,865
Kuala Lumpur Kepong Bhd	78,300	454,614
Malayan Banking Bhd	634,600	1,259,009
Malaysia Airports Holdings Bhd	216,256	320,043
Maxis Bhd	452,600	531,155
MISC Bhd	235,900	395,158
Nestle Malaysia Bhd	8,500	289,598
Petronas Chemicals Group Bhd	492,000	903,165
Petronas Dagangan Bhd	60,000	296,479
Petronas Gas Bhd	146,200	592,385
PPB Group Bhd	119,980	558,474
Press Metal Aluminium Holdings Bhd	314,700	753,414
Public Bank Bhd	2,225,150	2,286,998
QL Resources Bhd	295,050	448,316
RHB Bank Bhd	264,962	354,810
Sime Darby Bhd	570,800	320,127
Sime Darby Plantation Bhd	394,100	477,107
Supermax Corp. Bhd(c)	78,367	93,711
Telekom Malaysia Bhd	291,400	442,050
Tenaga Nasional Bhd	373,800	932,768
Top Glove Corp. Bhd	807,200	1,045,022
Westports Holdings Bhd	216,200	217,936

		20,069,487

Pakistan — 0.0%
Habib Bank Ltd.	176,193	137,812
MCB Bank Ltd.	106,607	123,464
Oil & Gas Development Co. Ltd.	240,472	159,280

		420,556

Philippines — 1.1%
Aboitiz Equity Ventures Inc.	413,210	358,961
Aboitiz Power Corp.	314,700	156,961
Ayala Corp.	51,170	788,853
Ayala Land Inc.	1,221,360	982,978
Bank of the Philippine Islands	192,962	353,949
BDO Unibank Inc.	326,209	709,296
Globe Telecom Inc.	6,955	290,413
GT Capital Holdings Inc.	21,620	249,307
International Container Terminal Services Inc.	204,780	506,041
JG Summit Holdings Inc.	547,515	727,274
Jollibee Foods Corp.	88,930	328,081

Security	Shares	Value

Philippines (continued)
Manila Electric Co.	51,170	$285,801
Megaworld Corp.	2,688,900	200,615
Metro Pacific Investments Corp.	3,344,400	280,538
Metropolitan Bank & Trust Co.	355,642	371,621
PLDT Inc.	17,705	469,993
Puregold Price Club Inc.	117,700	89,755
SM Investments Corp.	42,334	880,359
SM Prime Holdings Inc.	1,654,350	1,232,579
Universal Robina Corp.	185,130	487,245

		9,750,620

South Korea — 15.2%
Alteogen Inc.(b)	980	113,396
Amorepacific Corp.	5,708	1,191,389
AMOREPACIFIC Group	6,141	353,647
BGF retail Co. Ltd.	1,965	278,091
Celltrion Healthcare Co. Ltd.(b)	9,815	1,097,253
Celltrion Inc.(b)	14,179	3,754,564
Celltrion Pharm Inc.(b)	600	82,083
Cheil Worldwide Inc.	14,967	259,108
CJ CheilJedang Corp.	1,618	585,418
CJ Corp.	3,541	292,168
CJ ENM Co. Ltd.	2,359	290,387
CJ Logistics Corp.(b)	1,768	258,079
Coway Co. Ltd.	9,261	533,321
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	9,845	223,013
DB Insurance Co. Ltd.	8,466	311,965
Doosan Bobcat Inc.(b)	12,406	357,218
Doosan Heavy Industries & Construction Co. Ltd.(b)	5,708	53,854
Douzone Bizon Co. Ltd.	1,177	115,238
E-MART Inc.	3,542	532,797
Fila Holdings Corp.	10,830	385,581
GS Engineering & Construction Corp.	11,618	375,892
GS Holdings Corp.	9,648	334,911
GS Retail Co. Ltd.	7,284	234,696
Hana Financial Group Inc.	47,659	1,571,665
Hankook Tire & Technology Co. Ltd.	14,388	610,225
Hanmi Pharm Co. Ltd.(b)	1,401	427,720
Hanon Systems	37,026	509,169
Hanwha Corp.(b)	10,830	282,920
Hanwha Solutions Corp.(b)	26,435	1,059,988
HLB Inc.(b)	7,750	473,209
Hotel Shilla Co. Ltd.	6,496	471,806
Hyundai Engineering & Construction Co. Ltd.	14,220	503,744
Hyundai Glovis Co. Ltd.	3,585	615,848
Hyundai Heavy Industries Holdings Co. Ltd.	1,996	480,568
Hyundai Marine & Fire Insurance Co. Ltd.	12,413	241,962
Hyundai Mobis Co. Ltd.	10,128	2,731,450
Hyundai Motor Co.	22,572	4,761,517
Hyundai Steel Co.	15,952	567,230
Industrial Bank of Korea(b)	37,612	278,868
Kakao Corp.	8,613	3,741,116
Kangwon Land Inc.(b)	20,019	431,206
KB Financial Group Inc.	58,292	2,272,532
Kia Motors Corp.	39,996	2,826,598
KMW Co. Ltd.(b)	3,344	184,538
Korea Aerospace Industries Ltd.(b)	15,253	449,376
Korea Electric Power Corp.(b)	43,916	887,310
Korea Gas Corp.(b)	7,593	215,253
Korea Investment Holdings Co. Ltd.(b)	7,623	592,335
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	6,964	694,230

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	47

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Korea Zinc Co. Ltd.	1,374	$493,466
Korean Air Lines Co. Ltd.(b)	16,346	409,559
KT&G Corp.	18,987	1,323,259
Kumho Petrochemical Co. Ltd.(b)	3,762	706,526
LG Chem Ltd.	6,693	4,950,497
LG Corp.	16,236	1,356,974
LG Display Co. Ltd.(b)	43,164	868,274
LG Electronics Inc.	16,533	2,155,838
LG Household & Health Care Ltd.	1,518	2,044,267
LG Innotek Co. Ltd.	2,753	487,625
LG Uplus Corp.	18,316	192,371
Lotte Chemical Corp.	3,147	890,740
Lotte Corp.	7,087	211,948
Lotte Shopping Co. Ltd.	2,674	282,037
Meritz Securities Co. Ltd.	67,551	226,072
Mirae Asset Daewoo Co. Ltd.	63,217	525,542
NAVER Corp.	17,307	5,776,702
NCSoft Corp.	2,556	2,129,431
Netmarble Corp.(a)	4,723	519,173
NH Investment & Securities Co. Ltd.(b)	26,418	255,127
Orion Corp./Republic of Korea	4,653	532,186
Ottogi Corp.	586	292,087
Pan Ocean Co. Ltd.	67,157	341,912
Pearl Abyss Corp.(b)	1,571	404,671
POSCO	11,027	2,762,884
POSCO Chemical Co. Ltd.	5,940	835,354
S-1 Corp.	3,655	270,018
Samsung Biologics Co. Ltd.(a)(b)	2,753	1,837,784
Samsung C&T Corp.	13,785	1,490,768
Samsung Card Co. Ltd.	7,087	207,847
Samsung Electro-Mechanics Co. Ltd.	9,648	1,627,322
Samsung Electronics Co. Ltd.	482,927	35,461,929
Samsung Engineering Co. Ltd.(b)	31,315	359,558
Samsung Fire & Marine Insurance Co. Ltd.	5,035	775,305
Samsung Heavy Industries Co. Ltd.(b)	85,602	499,821
Samsung Life Insurance Co. Ltd.	12,603	841,322
Samsung SDI Co. Ltd.	7,920	4,751,295
Samsung SDS Co. Ltd.	5,803	1,004,614
Samsung Securities Co. Ltd.	11,027	358,733
Seegene Inc.	192	21,276
Shinhan Financial Group Co. Ltd.(b)	65,778	1,929,137
Shinsegae Inc.	1,461	347,207
SK Chemicals Co. Ltd.	389	130,532
SK Holdings Co. Ltd.	5,841	1,364,720
SK Hynix Inc.	79,002	9,949,963
SK Innovation Co. Ltd.(b)	8,712	2,020,005
SK Telecom Co. Ltd.	3,037	669,032
S-Oil Corp.(b)	8,079	611,228
Woori Financial Group Inc.(b)	68,186	581,417
Yuhan Corp.	9,709	535,788

		138,517,595

Taiwan — 17.1%
Accton Technology Corp.	70,000	659,725
Acer Inc.	586,062	564,968
Advantech Co. Ltd.	64,604	840,820
Airtac International Group	25,000	870,658
ASE Technology Holding Co. Ltd.	495,484	1,841,220
Asia Cement Corp.	389,229	596,019
Asustek Computer Inc.	111,000	1,211,525
AU Optronics Corp.(b)	1,584,000	1,074,862

Security	Shares	Value

Taiwan (continued)
Catcher Technology Co. Ltd.	106,000	$730,706
Cathay Financial Holding Co. Ltd.	1,261,624	1,900,193
Chailease Holding Co. Ltd.	209,565	1,294,145
Chang Hwa Commercial Bank Ltd.	1,328,210	813,068
Cheng Shin Rubber Industry Co. Ltd.	283,776	439,635
Chicony Electronics Co. Ltd.	191,518	644,983
China Development Financial Holding Corp.	2,556,200	853,520
China Life Insurance Co. Ltd.	564,482	460,057
China Steel Corp.	1,935,867	1,720,230
Chunghwa Telecom Co. Ltd.	577,000	2,268,432
Compal Electronics Inc.	965,000	769,159
CTBC Financial Holding Co. Ltd.	2,753,265	1,977,033
Delta Electronics Inc.	297,000	2,991,060
E.Sun Financial Holding Co. Ltd.	1,851,917	1,678,876
Eclat Textile Co. Ltd.	31,604	487,350
Evergreen Marine Corp. Taiwan Ltd.(b)	495,867	675,636
Far Eastern New Century Corp.	481,460	500,431
Far EasTone Telecommunications Co. Ltd.	239,000	530,301
Feng TAY Enterprise Co. Ltd.	67,564	451,195
First Financial Holding Co. Ltd.	1,768,234	1,323,676
Formosa Chemicals & Fibre Corp.	525,950	1,623,973
Formosa Petrochemical Corp.	208,000	746,791
Formosa Plastics Corp.	626,400	2,192,765
Foxconn Technology Co. Ltd.	191,521	481,338
Fubon Financial Holding Co. Ltd.	980,396	1,756,458
Giant Manufacturing Co. Ltd.	58,000	585,154
Globalwafers Co. Ltd.	41,000	1,089,310
Highwealth Construction Corp.	297,824	483,319
Hiwin Technologies Corp.	48,013	687,809
Hon Hai Precision Industry Co. Ltd.	1,786,651	7,184,451
Hotai Motor Co. Ltd.	50,000	1,060,946
Hua Nan Financial Holdings Co. Ltd.	1,497,956	976,139
Innolux Corp.	1,571,620	959,251
Inventec Corp.	594,980	529,773
Largan Precision Co. Ltd.	15,000	1,774,527
Lite-On Technology Corp.	322,032	686,786
MediaTek Inc.	219,176	7,050,774
Mega Financial Holding Co. Ltd.	1,768,542	1,854,104
Micro-Star International Co. Ltd.	123,000	658,002
Nan Ya Plastics Corp.	824,090	2,151,022
Nanya Technology Corp.	235,000	814,200
Nien Made Enterprise Co. Ltd.	32,000	448,075
Novatek Microelectronics Corp.	104,000	1,769,895
Pegatron Corp.	320,000	857,086
Phison Electronics Corp.	33,000	544,422
Pou Chen Corp.	389,000	421,786
Powertech Technology Inc.	127,000	455,973
President Chain Store Corp.	82,000	771,349
Quanta Computer Inc.	422,000	1,287,856
Realtek Semiconductor Corp.	84,140	1,389,620
Ruentex Development Co. Ltd.	304,658	456,126
Shanghai Commercial & Savings Bank Ltd. (The)	586,980	840,876
Shin Kong Financial Holding Co. Ltd.	1,895,562	564,194
SinoPac Financial Holdings Co. Ltd.	2,162,699	904,603
Standard Foods Corp.	987	1,949
Synnex Technology International Corp.	221,050	391,664
Taishin Financial Holding Co. Ltd.	1,965,649	913,927
Taiwan Business Bank	1,683,323	572,339
Taiwan Cement Corp.	775,182	1,168,931
Taiwan Cooperative Financial Holding Co. Ltd.	1,760,500	1,260,999

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Asia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan High Speed Rail Corp.	396,000	$428,665
Taiwan Mobile Co. Ltd.	246,000	857,611
Taiwan Semiconductor Manufacturing Co. Ltd.	2,786,000	60,616,318
Uni-President Enterprises Corp.	784,650	1,893,133
United Microelectronics Corp.	1,806,000	3,514,413
Vanguard International Semiconductor Corp.	177,000	737,169
Walsin Technology Corp.	58,000	528,929
Win Semiconductors Corp.	67,000	915,304
Winbond Electronics Corp.	586,000	642,754
Wistron Corp.	586,080	673,353
Wiwynn Corp.	12,000	346,396
WPG Holdings Ltd.	228,320	371,755
Yageo Corp.	63,151	1,344,531
Yuanta Financial Holding Co. Ltd.	1,601,648	1,221,974
Zhen Ding Technology Holding Ltd.	105,455	454,343

		155,084,693

Thailand — 2.6%
Advanced Info Service PCL, NVDR	196,900	1,059,198
Airports of Thailand PCL, NVDR	698,400	1,452,839
Bangkok Bank PCL, Foreign	100,700	399,321
Bangkok Dusit Medical Services PCL, NVDR	1,664,900	1,082,309
Bangkok Expressway & Metro PCL, NVDR	1,477,000	381,664
Berli Jucker PCL, NVDR(c)	235,900	285,619
BTS Group Holdings PCL, NVDR	1,240,600	379,047
Bumrungrad Hospital PCL, NVDR	99,200	407,883
Central Pattana PCL, NVDR	414,600	714,231
Central Retail Corp. PCL, NVDR(b)	132,274	144,030
Charoen Pokphand Foods PCL, NVDR	748,100	699,086
CP ALL PCL, NVDR(b)	923,100	1,785,250
Electricity Generating PCL, NVDR	67,000	368,040
Energy Absolute PCL, NVDR	336,900	684,407
Global Power Synergy PCL, NVDR	100,700	246,303
Gulf Energy Development PCL, NVDR	590,500	638,182
Home Product Center PCL, NVDR	1,201,249	519,299
Indorama Ventures PCL, NVDR(c)	413,200	530,506
Intouch Holdings PCL, NVDR	452,600	820,149
Kasikornbank PCL, Foreign	225,900	1,038,977
Kasikornbank PCL, NVDR	98,000	450,729
Krung Thai Bank PCL, NVDR	748,150	291,812
Land & Houses PCL, NVDR	1,442,700	370,456
Minor International PCL, NVDR(b)	610,280	600,050
Muangthai Capital PCL, NVDR(b)	176,800	374,970
PTT Exploration & Production PCL, NVDR	255,610	955,452
PTT Global Chemical PCL, NVDR	432,900	882,947
PTT PCL, NVDR	1,755,500	2,282,412
Ratch Group PCL, NVDR	149,100	248,373
Siam Cement PCL (The), NVDR	124,500	1,481,098
Siam Commercial Bank PCL (The), NVDR	176,800	591,906
Thai Oil PCL, NVDR(c)	255,600	492,246
Thai Union Group PCL, NVDR(c)	767,800	349,389
Total Access Communication PCL, NVDR(c)	206,600	213,210
True Corp. PCL, NVDR(c)	2,776,705	283,395

		23,504,785

Total Common Stocks — 99.6% (Cost: $690,117,223)		905,856,955

Security	Shares	Value

Preferred Stocks

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	3,558	$329,357
Series 2, Preference Shares, NVS	6,109	554,622
LG Chem Ltd., Preference Shares, NVS	1,485	514,826
LG Household & Health Care Ltd., Preference Shares, NVS	326	204,566
Samsung Electronics Co. Ltd., Preference Shares, NVS	792	51,320

		1,654,691

Total Preferred Stocks — 0.2% (Cost: $1,311,593)		1,654,691

Rights

China — 0.0%
Legend Holdings Corp., Class H (Expires 05/19/23)(b)	3,561	0	(e)

South Korea — 0.0%
Korean Air Lines Co. Ltd. (Expires 03/05/21)(b)	11,703	94,270

Total Rights — 0.0% (Cost: $55,882)		94,270

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(f)(g)(h)	11,208,177	11,214,902
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	2,050,000	2,050,000

		13,264,902

Total Short-Term Investments — 1.5% (Cost: $13,260,150)		13,264,902

Total Investments in Securities — 101.3% (Cost: $704,744,848)		920,870,818

Other Assets, Less Liabilities — (1.3)%		(11,962,147)

Net Assets — 100.0%		$908,908,671

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	49

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Asia ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$12,964,628	$—		$(1,745,366	)(a)	$(2,951)	$(1,409)	$11,214,902	11,208,177	$65,586	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,850,000	200,000	(a)	—		—	—	2,050,000	2,050,000	314		—

						$(2,951)	$(1,409)	$13,264,902		$65,900		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	10	03/19/21	$669	$(49,422)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$49,422

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$107,159

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(88,322)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,204,329

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Asia ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$882,352,170	$23,504,785	$0	(a)	$905,856,955
Preferred Stocks	1,654,691	—	—		1,654,691
Rights	—	94,270	—		94,270
Money Market Funds	13,264,902	—	—		13,264,902

	$897,271,763	$23,599,055	$0	(a)	$920,870,818

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(49,422)	$—	$—		$(49,422)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	51

Consolidated Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.5%
Adecoagro SA(a)	33,200	$273,900
Arcos Dorados Holdings Inc., Class A	33,200	174,964
Banco BBVA Argentina SA, ADR(a)(b)	16,100	43,631
Banco Macro SA, ADR(a)	12,400	168,144
Central Puerto SA, ADR(a)	26,500	58,300
Despegar.com Corp.(a)	15,342	182,570
Grupo Financiero Galicia SA, ADR	30,200	224,990
Loma Negra Cia Industrial Argentina SA, ADR	17,750	97,803
Pampa Energia SA, ADR(a)(b)	13,950	185,953
Transportadora de Gas del Sur SA, Class B, ADR(a)	20,500	96,350

		1,506,605

Brazil — 5.0%
AES Tiete Energia SA	45,041	124,462
Aliansce Sonae Shopping Centers SA(a)	40,049	168,372
Alupar Investimento SA	45,008	191,321
Anima Holding SA(a)	80,200	133,546
Arezzo Industria e Comercio SA	15,000	191,959
Banco ABC Brasil SA(a)	590	1,616
BK Brasil Operacao e Assessoria a Restaurantes SA	65,000	102,987
BR Malls Participacoes SA(a)	215,000	322,131
BR Properties SA	60,141	87,842
C&A Modas Ltda(a)	35,100	69,406
Cia Brasileira de Distribuicao	40,000	595,724
Cia. de Locacao das Americas	100,000	428,132
Cia. de Saneamento de Minas Gerais-COPASA	60,000	155,355
Cia. de Saneamento do Parana	75,100	266,681
Cia. Hering	45,100	120,578
Cielo SA	340,000	219,628
Cogna Educacao(a)	540,000	362,387
Construtora Tenda SA	25,100	115,073
Cosan Logistica SA(a)	45,122	164,844
CVC Brasil Operadora e Agencia de Viagens SA(a)	50,092	148,576
Cyrela Brazil Realty SA Empreendimentos e Participacoes	90,000	400,499
Duratex SA	90,000	297,306
EcoRodovias Infraestrutura e Logistica SA(a)	60,099	118,946
EDP - Energias do Brasil SA	80,000	258,530
Embraer SA(a)	200,000	438,898
Enauta Participacoes SA	25,000	58,271
Eneva SA(a)	50,000	610,079
Even Construtora e Incorporadora SA	30,000	53,777
Ez Tec Empreendimentos e Participacoes SA	30,177	170,566
Fleury SA	65,000	312,926
Grendene SA	105,000	133,957
GRUPO DE MODA SOMA SA(a)	60,000	144,373
Grupo SBF SA(a)	35,000	140,426
Guararapes Confeccoes SA	35,100	77,467
Iguatemi Empresa de Shopping Centers SA	20,000	113,223
Instituto Hermes Pardini SA	20,000	71,774
Iochpe Maxion SA	35,105	79,305
IRB Brasil Resseguros S/A(a)	275,000	296,068
JHSF Participacoes SA	95,100	110,576
Light SA(a)	105,000	346,857
Linx SA	40,000	277,478
Locaweb Servicos de Internet SA(c)	125,000	645,517
LOG Commercial Properties e Participacoes SA	15,060	85,933
Lojas Quero Quero S/A	50,000	150,546
M. Dias Branco SA	25,000	128,431

Security	Shares	Value

Brazil (continued)
Mahle-Metal Leve SA	15,000	$47,694
Marfrig Global Foods SA(a)	110,000	274,356
Marisa Lojas SA(a)	50,000	45,487
Minerva SA	85,000	147,944
Movida Participacoes SA	40,000	127,040
MRV Engenharia e Participacoes SA	85,100	256,840
Multiplan Empreendimentos Imobiliarios SA	65,000	229,533
Odontoprev SA	75,000	175,353
Omega Geracao SA(a)	35,000	248,257
Petro Rio SA(a)	35,000	525,089
Qualicorp Consultoria e Corretora de Seguros SA	65,000	368,443
Santos Brasil Participacoes SA	150,100	155,943
Sao Martinho SA	55,100	308,668
Ser Educacional SA(c)	20,035	44,182
SIMPAR SA	25,120	169,253
SLC Agricola SA	30,000	220,597
Smiles Fidelidade SA	20,000	75,291
Transmissora Alianca de Energia Eletrica SA	55,000	301,496
Trisul SA	35,100	58,951
Tupy SA(a)	20,000	76,260
Vivara Participacoes SA	30,000	127,847
Wiz Solucoes e Corretagem de Seguros SA	25,000	28,082
YDUQS Participacoes SA	80,000	432,366

		13,937,321

Chile — 0.9%
AES Gener SA	1,064,200	183,211
Aguas Andinas SA, Class A	674,800	193,621
CAP SA	21,950	309,595
Cia. Sud Americana de Vapores SA(a)	4,840,900	231,278
Empresa Nacional de Telecomunicaciones SA	39,200	265,608
Engie Energia Chile SA	157,250	187,003
Forus SA	52,150	101,319
Grupo Security SA	375,050	82,979
Inversiones Aguas Metropolitanas SA	148,900	113,039
Inversiones La Construccion SA	11,250	80,116
Itau CorpBanca Chile SA	46,440,700	163,757
Parque Arauco SA	175,300	323,368
Ripley Corp. SA	262,000	84,414
SMU SA	765,850	113,315
Vina Concha y Toro SA	119,700	194,488

		2,627,111

China — 11.6%
111 Inc.(a)	6,800	132,872
360 DigiTech Inc.(a)(b)	19,000	445,170
361 Degrees International Ltd.	500,000	114,730
AGTech Holdings Ltd.(a)	616,000	17,152
Anxin-China Holdings Ltd.(d)	1,084,000	1
Aoyuan Healthy Life Group Co. Ltd.	100,000	65,486
Ascletis Pharma Inc.(a)(c)	150,000	58,590
Asia Cement China Holdings Corp.	150,000	141,156
Beijing Capital Land Ltd., Class H	800,000	133,035
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	25,000	62,264
Beijing Energy International Holding Co. Ltd.(a)(b)	1,600,000	55,689
Beijing Enterprises Urban Resources Group Ltd.(a)	600,000	98,229
Beijing Gas Blue Sky Holdings Ltd.(a)(d)	2,912,000	41,368
Beijing Jingneng Clean Energy Co. Ltd., Class H	400,000	110,863
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	100,000	134,582
BEST Inc., ADR(a)	62,300	136,437

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares		Value

China (continued)
Boshiwa International Holding Ltd.(b)(d)	32,000	$	0	(e)
C&D International Investment Group Ltd.(b)	100,000		172,482
Canvest Environmental Protection Group Co. Ltd.	300,000		123,754
CAR Inc.(a)	250,000		129,232
Cathay Media And Education Group Inc.(a)(c)	100,000		100,808
Central China New Life Ltd.	100,000		90,237
Central China Real Estate Ltd.	300,000		133,809
CGN New Energy Holdings Co. Ltd.(a)	454,000		128,755
Changsha Broad Homes Industrial Group Co Ltd., Class H(c)	30,000		52,363
Chaowei Power Holdings Ltd.	200,000		85,081
China Animal Healthcare Ltd.(a)(b)(d)	126,000		0	(e)
China BlueChemical Ltd., Class H	852,000		206,483
China Datang Corp. Renewable Power Co. Ltd., Class H	700,000		149,793
China Dongxiang Group Co. Ltd.	1,200,000		134,582
China Everbright Greentech Ltd.(c)	250,000		107,640
China Foods Ltd.	500,000		208,834
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(b)	328,000		262,151
China Harmony Auto Holding Ltd.	275,000		117,695
China High Speed Transmission Equipment Group Co. Ltd.(b)	150,000		145,797
China Huiyuan Juice Group Ltd.(a)(d)	379,000		1
China Isotope & Radiation Corp.	20,000		69,611
China Kepei Education Group Ltd.	200,000		137,934
China Lilang Ltd.	150,000		107,124
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	400,000		232,038
China Lumena New Materials Corp.(a)(b)(d)	5,249		0	(e)
China Maple Leaf Educational Systems Ltd.(a)(b)	500,000		139,867
China Metal Recycling Holdings Ltd.(a)(d)	12,000		0	(e)
China Modern Dairy Holdings Ltd.(a)	950,000		330,654
China New Higher Education Group Ltd.(c)	250,000		149,213
China Online Education Group, ADR(a)	3,300		84,645
China Oriental Group Co. Ltd.	402,000		126,445
China Overseas Grand Oceans Group Ltd.	500,000		274,578
China Renaissance Holdings Ltd.(c)	70,100		238,114
China Resources Medical Holdings Co. Ltd.	300,000		257,562
China SCE Group Holdings Ltd.	600,000		248,281
China Shineway Pharmaceutical Group Ltd.	100,000		72,834
China South City Holdings Ltd.	1,400,000		166,036
China Tian Lun Gas Holdings Ltd.	150,000		139,029
China Tobacco International HK Co. Ltd.	50,000		115,761
China Travel International Investment Hong Kong Ltd.(a)	802,000		139,571
China Water Affairs Group Ltd.(b)	400,000		315,056
China ZhengTong Auto Services Holdings Ltd.(a)	375,000		39,640
China Zhongwang Holdings Ltd.(a)	600,000		176,349
Chinasoft International Ltd.	652,000		691,726
CIMC Enric Holdings Ltd.	200,000		126,332
COFCO Joycome Foods Ltd.	701,000		467,192
Colour Life Services Group Co. Ltd.(b)	100,000		48,986
Concord New Energy Group Ltd.	3,000,000		216,569
Cosmopolitan International Holdings Ltd.(a)	600,000		99,003
CPMC Holdings Ltd.	300,000		155,465
CStone Pharmaceuticals(a)(c)	150,000		194,138
Dexin China Holdings Co. Ltd.	500,000		190,787
Digital China Holdings Ltd.	250,000		184,341
Dongyue Group Ltd.	400,000		314,540
Ebang International Holdings Inc., Class A(a)	30,000		207,000
E-House China Enterprise Holdings Ltd.	195,000		168,924
Fanhua Inc., ADR	14,500		190,530

Security	Shares	Value

China (continued)
Fantasia Holdings Group Co. Ltd.	600,000	$94,362
FinVolution Group	41,950	235,759
Fu Shou Yuan International Group Ltd.	300,000	301,263
Fufeng Group Ltd.	500,400	221,258
GCL-Poly Energy Holdings Ltd.(a)	5,400,000	2,276,293
Gemdale Properties & Investment Corp. Ltd.	1,800,000	278,446
Genertec Universal Medical Group Co. Ltd.(c)	350,000	295,075
Glory Sun Financial Group Ltd.(a)	5,000,000	209,479
Grand Baoxin Auto Group Ltd.(a)	275,000	32,260
Greatview Aseptic Packaging Co. Ltd.	250,000	127,621
Greenland Hong Kong Holdings Ltd.	400,000	128,394
Guorui Properties Ltd.	350,000	32,485
Hainan Meilan International Airport Co. Ltd., Class H(a)	50,000	214,635
Hangzhou Steam Turbine Co. Ltd., Class B	140,080	207,303
Harbin Electric Co. Ltd., Class H(a)	200,000	56,463
HengTen Networks Group Ltd.(a)	686,400	1,150,290
Hi Sun Technology China Ltd.(a)	1,200,000	250,601
Hope Education Group Co. Ltd.(c)	800,000	273,289
Hua Han Health Industry Holdings Ltd.(a)(d)	1,112,400	25,812
Huabao International Holdings Ltd.(b)	250,000	272,967
iClick Interactive Asia Group Ltd., ADR(a)	17,400	255,954
iDreamSky Technology Holdings Ltd.(a)(c)	200,000	103,386
IMAX China Holding Inc.(c)	50,100	98,555
Inner Mongolia Yitai Coal Co. Ltd., Class B	340,000	177,140
InnoCare Pharma Ltd.(a)(c)	150,000	364,686
Jiayuan International Group Ltd.	400,000	155,723
Jinchuan Group International Resources Co. Ltd.	1,100,000	211,284
JinkoSolar Holding Co. Ltd., ADR(a)(b)	10,350	531,369
JNBY Design Ltd.	75,000	114,859
LexinFintech Holdings Ltd., ADR(a)(b)	29,200	331,712
Lifetech Scientific Corp.(a)	1,100,000	554,442
Lonking Holdings Ltd.	650,000	240,482
Lu Thai Textile Co. Ltd., Class B	110,000	60,407
Luye Pharma Group Ltd.(c)	500,000	337,744
LVGEM China Real Estate Investment Co. Ltd.	400,000	121,175
Maoyan Entertainment(a)(c)	140,000	267,102
Meitu Inc.(a)(b)(c)	750,000	286,180
MH Development Ltd.(a)(b)(d)	164,000	15,941
MMG Ltd.(a)	800,000	504,296
Mobvista Inc.(a)(c)	200,000	193,623
National Agricultural Holdings Ltd.(b)(d)	354,000	456
NetDragon Websoft Holdings Ltd.	75,000	181,956
Nexteer Automotive Group Ltd.	300,000	396,785
Niu Technologies, ADR(a)	9,300	347,634
OneSmart International Education Group Ltd., ADR(a)	23,000	81,420
PAX Global Technology Ltd.	250,000	229,782
Poly Property Group Co. Ltd.	750,000	230,104
Pou Sheng International Holdings Ltd.(a)(b)	700,000	151,598
Powerlong Commercial Management Holdings Ltd.	50,000	159,848
Puxin Ltd., ADR(a)	11,800	83,662
Q Technology Group Co. Ltd.	100,000	190,013
Qudian Inc., ADR(a)(b)	58,450	125,083
Qutoutiao Inc., ADR(a)(b)	28,500	99,465
Redco Properties Group Ltd.(c)	300,000	110,605
Road King Infrastructure Ltd.	50,000	67,936
Ronshine China Holdings Ltd.	200,000	149,278
Sany Heavy Equipment International Holdings Co. Ltd.	300,000	336,455
Scholar Education Group(b)	50,000	70,643
Shandong Airlines Co. Ltd., Class B(a)	105,100	81,426

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	53

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	100,000	$145,926
Shanghai Haohai Biological Technology Co. Ltd., Class H(c)	15,000	111,958
Shanghai Jin Jiang Capital Co. Ltd., Class H	600,000	121,433
Sheng Ye Capital Ltd.(b)	125,000	100,550
Shoucheng Holdings Ltd.(b)	601,200	152,676
Shougang Fushan Resources Group Ltd.	800,000	202,131
Shui On Land Ltd.	1,052,500	161,457
Sihuan Pharmaceutical Holdings Group Ltd.	1,300,000	400,523
Sinopec Engineering Group Co. Ltd., Class H	350,000	186,791
Sinopec Kantons Holdings Ltd.(b)	300,000	115,632
Skyfame Realty Holdings Ltd.	1,300,000	160,880
Skyworth Group Ltd.(a)	600,000	188,724
SMI Holdings Ltd.(a)(d)	468,800	1
SOHO China Ltd.(a)	600,000	197,232
Sohu.com Ltd., ADR(a)	8,250	150,645
So-Young International Inc., ADR(a)	7,000	105,140
Superb Summit International Group Ltd.(a)(d)	11,913	9
TCL Electronics Holdings Ltd.	250,000	203,678
Tiangong International Co. Ltd.	300,000	168,228
Tianli Education International Holdings Ltd.	400,000	454,795
Tianneng Power International Ltd.(b)	236,000	456,341
Times Neighborhood Holdings Ltd.	200,000	172,482
Tong Ren Tang Technologies Co. Ltd., Class H	300,000	204,193
Tongda Group Holdings Ltd.(a)	1,500,000	114,085
Tongdao Liepin Group(a)	60,000	146,184
Towngas China Co. Ltd.	400,000	177,896
Wasion Holdings Ltd.	200,000	65,744
West China Cement Ltd.	700,000	115,503
XD Inc.(a)	20,000	177,896
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	100,000	252,406
Xtep International Holdings Ltd.	375,000	178,863
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(c)	90,000	105,113
Yixin Group Ltd.(a)(b)(c)	400,000	146,957
Yuexiu REIT	500,000	252,664
Yuexiu Transport Infrastructure Ltd.	300,000	215,022
Yuzhou Group Holdings Co. Ltd.	500,000	192,720
Zepp Health Corp., ADR(a)(b)	8,900	147,117
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	60,000	106,737
Zhou Hei Ya International Holdings Co. Ltd.(c)	200,000	229,718
Zhuguang Holdings Group Co. Ltd.(a)	900,000	200,713

		32,604,023

Colombia — 0.3%
Cementos Argos SA	197,600	315,299
Corp. Financiera Colombiana SA(a)	25,200	226,766
Grupo Argos SA	87,200	320,721

		862,786

Egypt — 0.3%
Cleopatra Hospital(a)	363,600	122,049
Egyptian Financial Group-Hermes Holding Co.(a)	169,150	168,073
Heliopolis Housing	145,350	52,030
Juhayna Food Industries	208,550	76,646
Medinet Nasr Housing	226,300	53,908
Palm Hills Developments SAE(a)	487,050	51,900
Six of October Development & Investment	76,650	77,871

Security	Shares	Value

Egypt (continued)
Talaat Moustafa Group	296,550	$129,953
Telecom Egypt Co.	105,650	79,069

		811,499

Greece — 1.3%
Aegean Airlines SA(a)	10,950	69,645
Alpha Bank AE(a)	398,100	398,651
Athens Water Supply & Sewage Co. SA	15,100	122,434
Eurobank Ergasias Services and Holdings SA, Series A(a)	718,950	506,842
GEK Terna Holding Real Estate Construction SA(a)	16,050	165,593
Holding Co. ADMIE IPTO SA	56,650	162,965
LAMDA Development SA(a)	27,750	231,065
Motor Oil Hellas Corinth Refineries SA	18,350	253,469
Mytilineos SA	26,832	415,251
National Bank of Greece SA(a)	153,700	391,778
Piraeus Financial Holdings SA(a)(b)	87,500	81,674
Public Power Corp. SA(a)(b)	30,705	331,701
Sarantis SA	11,300	127,284
Terna Energy SA	12,950	190,196
Titan Cement International SA	13,350	226,859

		3,675,407

Hong Kong — 0.2%
FIH Mobile Ltd.(a)(b)	1,000,000	150,824
KWG Living Group Holdings Ltd.(a)	300,000	358,499

		509,323

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	166,000	226,869

India — 16.7%
3M India Ltd.(a)	950	295,177
Aarti Industries Ltd.	26,200	440,321
Aavas Financiers Ltd.(a)	8,950	274,711
Adani Power Ltd.(a)	258,450	194,141
Adani Total Gas Ltd.	77,450	539,837
Aditya Birla Capital Ltd.(a)	130,500	219,587
Aditya Birla Fashion and Retail Ltd.(a)	97,050	242,476
Advanced Enzyme Technologies Ltd.	16,100	78,271
Aegis Logistics Ltd.	46,200	193,954
Affle India Ltd.(a)	2,800	198,113
AIA Engineering Ltd.	13,750	340,405
Ajanta Pharma Ltd.	8,350	198,589
Alembic Pharmaceuticals Ltd.	19,650	246,210
Amara Raja Batteries Ltd.	26,050	312,717
Amber Enterprises India Ltd.	6,000	263,948
APL Apollo Tubes Ltd.(a)	16,000	233,561
Apollo Tyres Ltd.	104,100	328,797
Ashok Leyland Ltd.	394,600	691,899
Aster DM Healthcare Ltd.(a)(c)	51,150	99,711
Astral Poly Technik Ltd.	21,100	610,934
AstraZeneca Pharma India Ltd.	2,100	98,199
Atul Ltd.	4,950	441,849
AU Small Finance Bank Ltd.(a)(c)	22,350	342,618
Avanti Feeds Ltd.	22,000	143,104
Bajaj Consumer Care Ltd.	34,400	113,660
Bajaj Electricals Ltd.(a)	12,550	163,653
Balrampur Chini Mills Ltd.	47,800	115,199
Bata India Ltd.	19,050	372,834
Bayer CropScience Ltd./India	3,950	276,403
Bharat Heavy Electricals Ltd.(a)	268,000	173,597
Birla Corp. Ltd.	7,550	87,279

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Birlasoft Ltd.	45,000	$138,947
Blue Dart Express Ltd.(a)	1,800	115,020
Blue Star Ltd.	16,700	197,771
Can Fin Homes Ltd.	18,800	122,366
Carborundum Universal Ltd.	29,800	205,844
Castrol India Ltd.	136,100	240,215
Ceat Ltd.	4,750	103,061
Century Textiles & Industries Ltd.	19,600	128,400
CESC Ltd.	20,600	169,795
Chambal Fertilizers and Chemicals Ltd.	56,800	188,831
Cholamandalam Financial Holdings Ltd.	30,800	251,459
Cholamandalam Investment and Finance Co. Ltd.	119,200	841,708
City Union Bank Ltd.	105,950	238,328
Coforge Ltd.	5,700	197,179
Coromandel International Ltd.	31,300	328,547
CreditAccess Grameen Ltd.(a)	15,300	141,830
CRISIL Ltd.	6,000	158,955
Crompton Greaves Consumer Electricals Ltd.	150,300	787,753
Cummins India Ltd.	36,400	390,203
Cyient Ltd.	24,900	221,079
Dalmia Bharat Ltd.	23,150	452,431
DCB Bank Ltd.(a)	51,100	80,942
Deepak Nitrite Ltd.	21,100	392,985
Dhani Services Ltd.	68,411	337,005
Dilip Buildcon Ltd.(c)	14,250	131,757
Dixon Technologies India Ltd.	1,700	459,184
Dr Lal PathLabs Ltd.(c)	9,550	298,996
Edelweiss Financial Services Ltd.(a)	142,600	133,994
EID Parry India Ltd.(a)	28,000	121,091
Emami Ltd.	59,200	366,712
Endurance Technologies Ltd.(c)	12,300	241,389
Engineers India Ltd.	141,350	154,074
Eris Lifesciences Ltd.(c)	13,500	107,728
Escorts Ltd.	18,850	336,265
Exide Industries Ltd.	140,600	387,829
Federal Bank Ltd.(a)	471,600	536,194
Finolex Industries Ltd.	15,600	130,154
Firstsource Solutions Ltd.	100,300	135,944
Fortis Healthcare Ltd.(a)	151,600	326,677
Gillette India Ltd.	3,200	240,859
Glenmark Pharmaceuticals Ltd.	46,350	294,051
GMM Pfaudler Ltd.	2,100	117,525
GMR Infrastructure Ltd.(a)	665,700	235,987
Godrej Industries Ltd.(a)	30,800	187,122
Godrej Properties Ltd.(a)	21,550	451,777
Granules India Ltd.	41,900	184,540
Graphite India Ltd.	15,350	100,516
Great Eastern Shipping Co. Ltd. (The)	38,000	162,451
Gujarat Fluorochemicals Ltd.(a)	11,500	90,352
Gujarat Gas Ltd.	54,000	363,527
Gujarat State Petronet Ltd.	89,900	305,600
Hemisphere Properties India Ltd.(a)	49,850	118,783
ICICI Securities Ltd.(c)	24,750	136,944
IDFC First Bank Ltd.(a)	717,850	619,822
IDFC Ltd.(a)	354,450	264,807
IIFL Finance Ltd.	42,250	159,577
IIFL Wealth Management Ltd.	11,450	188,909
India Cements Ltd. (The)	56,300	124,498
Indiabulls Housing Finance Ltd.	81,150	241,567
Indiabulls Real Estate Ltd.(a)	73,100	88,782

Security	Shares	Value

India (continued)
IndiaMART Intermesh Ltd.(c)	3,600	$421,102
Indian Hotels Co. Ltd. (The)	221,000	369,461
IRB Infrastructure Developers Ltd.	51,050	75,062
JB Chemicals & Pharmaceuticals Ltd.	12,000	182,666
Jindal Steel & Power Ltd.(a)	122,200	558,576
JK Cement Ltd.	10,600	387,751
JM Financial Ltd.	166,450	205,897
Johnson Controls-Hitachi Air Conditioning India Ltd.(a)	3,100	108,617
JSW Energy Ltd.	119,150	116,580
Jubilant Ingrevia Ltd., NVS	22,286	39,641
Jubilant Pharmova Ltd.	22,400	234,593
Just Dial Ltd.(a)	11,150	108,405
Kajaria Ceramics Ltd.	23,450	302,216
Karur Vysya Bank Ltd. (The)(a)	147,350	119,608
Kaveri Seed Co. Ltd.	12,250	84,517
KEC International Ltd.	34,050	199,546
KEI Industries Ltd.	22,750	154,855
KRBL Ltd.	23,150	62,029
L&T Finance Holdings Ltd.	208,725	297,955
L&T Technology Services Ltd.(c)	7,300	255,075
Laurus Labs Ltd.(c)	94,400	449,808
LIC Housing Finance Ltd.	87,900	513,752
Mahanagar Gas Ltd.	15,900	250,644
Mahindra & Mahindra Financial Services Ltd.(a)	186,000	515,591
Mahindra CIE Automotive Ltd.(a)	40,500	99,590
Manappuram Finance Ltd.	147,800	354,189
Max Financial Services Ltd.(a)	59,900	705,986
Metropolis Healthcare Ltd.	8,950	238,630
Minda Industries Ltd.	28,300	218,166
Mindspace Business Parks REIT(c)	40,000	165,890
Mindtree Ltd.	16,900	367,909
Motilal Oswal Financial Services Ltd.	14,150	116,208
Mphasis Ltd.	24,150	541,235
Multi Commodity Exchange of India Ltd.	7,200	148,130
Natco Pharma Ltd.	29,100	321,294
National Aluminium Co. Ltd.	283,750	231,680
Navin Fluorine International Ltd.	9,650	334,195
NBCC India Ltd.	215,950	125,923
Nippon Life India Asset Management Ltd.(c)	37,500	168,300
Oberoi Realty Ltd.(a)	35,000	259,863
Oil India Ltd.	71,750	123,318
Orient Electric Ltd.	42,800	157,635
Persistent Systems Ltd.	13,350	300,945
Phoenix Mills Ltd. (The)(a)	25,700	284,541
PNB Housing Finance Ltd.(a)(c)	20,700	124,014
Prestige Estates Projects Ltd.	39,500	160,236
Procter & Gamble Health Ltd.	2,300	209,676
PVR Ltd.	13,250	245,788
Quess Corp. Ltd.(a)(c)	20,200	206,384
Radico Khaitan Ltd.	26,500	205,426
Rajesh Exports Ltd.	25,600	177,164
Ramco Cements Ltd. (The)	36,000	474,391
Ratnamani Metals & Tubes Ltd.	5,900	152,693
RBL Bank Ltd.(c)	106,950	342,892
Redington India Ltd.	90,550	225,497
Relaxo Footwears Ltd.(a)	18,700	217,537
Sanofi India Ltd.	3,342	376,095
Schaeffler India Ltd.	3,200	226,138
Sobha Ltd.	15,800	94,465
Spandana Sphoorty Financial Ltd.(a)	7,900	67,260

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	55

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
SpiceJet Ltd.(a)	82,050	$92,283
SRF Ltd.	8,550	632,707
Sterlite Technologies Ltd.	51,050	144,567
Strides Pharma Science Ltd.	18,200	206,470
Sundaram Finance Ltd.	18,750	675,406
Sundram Fasteners Ltd.	28,600	278,975
Supreme Industries Ltd.	18,350	506,301
Suven Pharmaceuticals Ltd.	28,950	188,863
Syngene International Ltd.(a)(c)	38,450	292,567
Tanla Platforms Ltd.	16,816	205,174
Tata Chemicals Ltd.	49,400	497,126
Tata Communications Ltd.	22,000	323,840
Tata Elxsi Ltd.	10,950	396,046
Tata Power Co. Ltd. (The)	395,150	511,649
TeamLease Services Ltd.(a)	4,200	194,565
Thermax Ltd.	11,500	212,731
Thyrocare Technologies Ltd.(c)	6,750	83,414
Torrent Power Ltd.	50,350	261,599
TTK Prestige Ltd.	2,600	256,816
Tube Investments of India Ltd.	27,850	409,479
Vakrangee Ltd.	160,200	115,978
Varun Beverages Ltd.	30,900	438,554
Vinati Organics Ltd.	9,200	175,574
VIP Industries Ltd.	21,950	119,689
V-Mart Retail Ltd.(a)	3,850	138,730
Vodafone Idea Ltd.(a)	2,504,650	385,147
Voltas Ltd.	59,800	828,541
Yes Bank Ltd.(a)	100	21
Yes Bank Ltd., New, (Acquired 03/16/20, Cost: $336,376)(a)(d)(f)	433,083	73,749

		46,738,183

Indonesia — 2.0%
Ace Hardware Indonesia Tbk PT	2,050,000	219,540
Agung Semesta Sejahtera Tbk PT(a)	2,120,580	7,446
AKR Corporindo Tbk PT	565,100	133,735
Astra Agro Lestari Tbk PT	160,000	126,405
Bank BTPN Syariah Tbk PT	630,000	181,390
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	790,200	87,954
Bank Syariah Indonesia Tbk PT(a)	865,000	178,588
Bank Tabungan Negara Persero Tbk PT	1,360,000	197,697
Bintang Oto Global Tbk PT(a)	1,020,000	92,402
Bukit Asam Tbk PT	990,000	188,406
Bumi Serpong Damai Tbk PT(a)	2,430,000	197,949
Ciputra Development Tbk PT	2,970,263	240,917
Hanson International Tbk PT(a)(d)	25,794,200	0	(e)
Indo Tambangraya Megah Tbk PT	110,100	94,327
Indosat Tbk PT(a)	435,000	169,540
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,200,000	122,823
Inti Agri Resources Tbk PT(a)(d)	12,327,500	0	(e)
Japfa Comfeed Indonesia Tbk PT	1,465,000	157,920
Jasa Marga Persero Tbk PT	680,000	199,129
Lippo Karawaci Tbk PT(a)	10,915,100	154,835
Medco Energi Internasional Tbk PT(a)	2,480,112	121,045
Media Nusantara Citra Tbk PT(a)	1,495,000	119,159
Metro Healthcare Indonesia TBK PT(a)	3,935,000	87,322
Mitra Adiperkasa Tbk PT(a)	2,895,000	163,657
Pabrik Kertas Tjiwi Kimia Tbk PT	320,000	332,022
Pacific Strategic Financial Tbk PT(a)	1,960,000	112,865
Pakuwon Jati Tbk PT(a)	4,890,000	188,869

Security	Shares	Value

Indonesia (continued)
Panin Financial Tbk PT(a)	5,565,500	$89,892
Pelayaran Tamarin Samudra Tbk PT(a)	2,224,400	7,810
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,070,000	99,561
PP Persero Tbk PT	1,030,125	116,830
Smartfren Telecom Tbk PT(a)	19,260,000	104,145
Sugih Energy Tbk PT(a)(d)	1,824,800	1
Summarecon Agung Tbk PT(a)	2,755,300	159,629
Surya Citra Media Tbk PT(a)	1,735,000	241,243
Timah Tbk PT(a)	720,000	112,247
Tower Bersama Infrastructure Tbk PT	2,940,000	448,020
Waskita Karya Persero Tbk PT	1,431,000	143,201
Wijaya Karya Persero Tbk PT	1,000,048	122,197
XL Axiata Tbk PT	930,100	143,695

		5,664,413

Kuwait — 0.7%
Boubyan Petrochemicals Co. KSCP	125,050	297,492
Humansoft Holding Co. KSC(a)	32,700	413,490
Kuwait International Bank KSCP	277,200	181,350
National Industries Group Holding SAK	432,000	272,632
Qurain Petrochemical Industries Co.	240,100	293,530
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	246,300	208,336
Warba Bank KSCP(a)	322,200	248,051

		1,914,881

Malaysia — 3.2%
Alliance Bank Malaysia Bhd(a)	320,200	209,643
Axis Real Estate Investment Trust	420,000	189,895
Berjaya Sports Toto Bhd	295,100	154,567
Bermaz Auto Bhd	355,100	117,562
BIMB Holdings Bhd	210,000	210,649
British American Tobacco Malaysia Bhd	45,144	142,989
Bursa Malaysia Bhd	190,150	427,514
Carlsberg Brewery Malaysia Bhd	50,000	295,985
Comfort Glove Bhd	140,000	77,480
DRB-Hicom Bhd(b)	335,000	150,636
FGV Holdings Bhd	271,644	89,262
Focus Dynamics Group Bhd(a)	1,325,000	209,512
Frontken Corp. Bhd	235,000	302,495
Globetronics Technology Bhd	205,066	144,395
Greatech Technology Bhd(a)	115,100	173,468
IGB REIT	530,000	221,297
IJM Corp. Bhd	860,000	333,589
Inari Amertron Bhd	795,050	707,148
IOI Properties Group Bhd	370,000	125,238
Magnum Bhd	395,150	213,806
Mah Sing Group Bhd	375,157	73,224
Malaysia Building Society Bhd	895,100	149,275
Malaysian Pacific Industries Bhd	25,000	228,536
Malaysian Resources Corp. Bhd	805,100	82,549
My EG Services Bhd(b)	700,000	366,646
Padini Holdings Bhd	165,000	119,852
Pavilion REIT	260,100	87,396
Pentamaster Corp. Bhd	185,050	287,576
Sapura Energy Bhd(a)	3,020,000	108,190
Scientex Bhd	285,100	283,163
Serba Dinamik Holdings Bhd	490,120	207,067
Sime Darby Property Bhd	895,500	128,324
SKP Resources Bhd	300,000	168,993

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
SP Setia Bhd Group	505,100	$114,186
Sunway Construction Group Bhd	230,120	95,516
Sunway REIT	560,100	208,956
Syarikat Takaful Malaysia Keluarga Bhd	100,100	113,764
TIME dotCom Bhd	120,000	412,106
UMW Holdings Bhd	105,100	77,640
UWC BHD	100,000	159,358
Velesto Energy Bhd(a)	1,580,100	64,414
ViTrox Corp. Bhd	65,100	276,645
VS Industry Bhd	445,125	329,926
Yinson Holdings Bhd	205,100	269,582

		8,910,014

Mexico — 1.8%
Alsea SAB de CV(a)(b)	150,100	182,614
Axtel SAB de CV, CPO(a)	253,500	63,283
Banco del Bajio SA(a)(b)(c)	215,000	247,074
Bolsa Mexicana de Valores SAB de CV	135,000	276,643
Concentradora Fibra Danhos SA de CV	70,000	85,799
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	190,000	286,220
Corp Inmobiliaria Vesta SAB de CV	180,100	340,123
Genomma Lab Internacional SAB de CV, Class B(a)	225,100	225,956
Gentera SAB de CV(a)	330,000	167,916
Grupo Aeroportuario del Centro Norte SAB de CV(a)	100,000	580,378
Grupo Cementos de Chihuahua SAB de CV	50,020	312,911
Grupo Comercial Chedraui SA de CV	110,100	169,016
Grupo Herdez SAB de CV(b)	75,000	152,364
Grupo Rotoplas SAB de CV	51,988	69,539
La Comer SAB de CV(b)	150,000	305,660
Macquarie Mexico Real Estate Management SA de CV(c)	230,100	277,742
PLA Administradora Industrial S. de RL de CV(b)	230,000	324,368
Prologis Property Mexico SA de CV	140,031	286,417
Qualitas Controladora SAB de CV	50,000	272,088
Regional SAB de CV(a)(b)	60,000	271,844

		4,897,955

Pakistan — 0.5%
Bank Alfalah Ltd.	322,600	68,172
Engro Corp. Ltd./Pakistan	107,400	205,813
Fauji Fertilizer Co. Ltd.	175,550	122,641
Hub Power Co. Ltd. (The)	253,700	137,072
Indus Motor Co. Ltd.	6,000	42,285
Lucky Cement Ltd.(a)	47,850	267,769
Millat Tractors Ltd.	10,018	80,781
Pakistan Oilfields Ltd.	35,700	90,366
Pakistan State Oil Co. Ltd.(a)	91,100	136,350
Searle Co. Ltd. (The)	57,800	99,521
United Bank Ltd./Pakistan	151,500	122,187

		1,372,957

Panama — 0.1%
Intercorp Financial Services Inc.	9,650	336,785

Philippines — 0.8%
AC Energy Corp.	1,340,056	203,826
Alliance Global Group Inc.	1,170,000	258,982
Bloomberry Resorts Corp.	1,240,000	204,452
Cebu Air Inc.(a)	75,010	69,336
Cosco Capital Inc.	1,070,000	120,849
D&L Industries Inc.	700,100	102,735
DoubleDragon Properties Corp.(a)	260,110	81,593

Security	Shares	Value

Philippines (continued)
First Gen Corp.	280,150	$172,063
Manila Water Co. Inc.(a)	335,100	107,740
Petron Corp.	1,050,200	76,622
Robinsons Land Corp.	555,000	223,967
Security Bank Corp.	65,000	175,495
Semirara Mining & Power Corp.	315,100	82,866
Vista Land & Lifescapes Inc.	1,100,100	98,401
Wilcon Depot Inc.	480,100	177,119

		2,156,046

Poland — 1.3%
Alior Bank SA(a)(b)	28,100	164,309
AmRest Holdings SE(a)	22,500	192,997
Asseco Poland SA	17,900	320,055
Bank Millennium SA(a)	184,100	204,028
Budimex SA	3,450	320,937
CCC SA(a)	11,000	280,788
Ciech SA(a)	10,000	91,683
Enea SA(a)	70,350	123,143
Eurocash SA(a)(b)	27,150	93,663
Grupa Azoty SA(a)(b)	14,100	113,752
Grupa Lotos SA	24,750	279,541
Jastrzebska Spolka Weglowa SA(a)	15,450	146,337
KRUK SA(a)(b)	5,650	274,097
mBank SA(a)	3,900	232,023
Mercator Medical SA(a)(b)	1,200	110,180
Neuca SA(b)	700	131,175
Tauron Polska Energia SA(a)	307,350	211,237
TEN Square Games SA	1,100	147,068
Warsaw Stock Exchange	9,500	113,624

		3,550,637

Qatar — 0.9%
Aamal Co.	505,100	124,476
Al Meera Consumer Goods Co. QSC	29,200	166,062
Baladna	310,900	135,723
Doha Bank QPSC(a)	433,200	261,614
Gulf International Services QSC(a)	205,250	82,320
Gulf Warehousing Co.	101,000	137,170
Medicare Group	55,200	130,055
Qatar Aluminum Manufacturing Co.	844,600	248,169
Qatar Insurance Co. SAQ	450,600	279,200
Qatar National Cement Co. QSC	77,450	86,205
Qatar Navigation QSC	174,500	344,974
United Development Co. QSC	518,600	208,277
Vodafone Qatar QSC	506,500	196,285

		2,400,530

Russia — 0.8%
Aeroflot PJSC(a)	347,006	323,927
Credit Bank of Moscow PJSC(a)	3,540,000	317,157
Detsky Mir PJSC(c)	178,000	338,818
LSR Group PJSC	9,541	112,873
LSR Group PJSC, GDR(g)	3,536	7,779
Mechel PJSC, ADR(a)	41,850	76,586
Mosenergo PJSC	4,900,000	142,291
Rostelecom PJSC(a)	279,000	404,814
Sistema PJSFC, GDR(g)	51,100	473,186
Unipro PJSC	4,700,000	177,123

		2,374,554

Saudi Arabia — 2.3%
Al Hammadi Co. for Development and Investment(a)	19,350	142,655

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	57

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Al Rajhi Co. for Co-operative Insurance(a)	5,900	$133,243
Aldrees Petroleum and Transport Services Co.	9,600	172,777
Arabian Cement Co./Saudi Arabia	15,900	178,904
Arriyadh Development Co.	32,850	158,885
City Cement Co.	25,900	181,621
Dallah Healthcare Co.	8,450	121,438
Dur Hospitality Co.	14,500	110,572
Eastern Province Cement Co.	15,750	177,636
Fawaz Abdulaziz Al Hokair & Co.(a)	24,500	127,383
Herfy Food Services Co.	7,250	129,709
Leejam Sports Co. JSC(a)	9,050	170,600
Maharah Human Resources Co.	8,000	163,178
Mouwasat Medical Services Co.	14,800	542,200
National Agriculture Development Co. (The)(a)	18,800	157,147
National Gas & Industrialization Co.(a)	12,000	99,187
Qassim Cement Co. (The)	14,250	326,756
Saudi Ceramic Co.(a)	10,200	141,693
Saudi Chemical Co. Holding(a)	17,350	160,293
Saudi Fisheries Co.(a)	5,650	84,362
Saudi Ground Services Co.(a)	28,300	223,729
Saudi Pharmaceutical Industries & Medical Appliances Corp.	22,100	239,827
Saudi Public Transport Co.(a)	26,800	170,068
Saudi Real Estate Co.(a)	32,500	132,756
Saudi Research & Marketing Group(a)	12,200	253,076
Saudia Dairy & Foodstuff Co.	5,250	219,771
Seera Group Holding(a)	50,550	232,634
Southern Province Cement Co.	20,050	455,475
United Electronics Co.	10,850	273,383
United International Transportation Co.	11,300	115,245
Yamama Cement Co.	35,650	288,014
Yanbu Cement Co.	26,750	328,090

		6,412,307

South Africa — 3.4%
Adcock Ingram Holdings Ltd.	18,150	50,929
AECI Ltd.	28,450	186,201
Alexander Forbes Group Holdings Ltd.	305,150	85,221
Astral Foods Ltd.	12,450	110,796
AVI Ltd.	91,200	427,512
Barloworld Ltd.(a)	57,350	344,375
Brait SE(a)	227,650	37,124
Coronation Fund Managers Ltd.	66,450	218,352
Dis-Chem Pharmacies Ltd.(a)(c)	85,800	126,891
DRDGOLD Ltd.	130,350	119,969
Equites Property Fund Ltd.	157,450	190,338
Fortress REIT Ltd., Series A	364,700	328,191
Foschini Group Ltd. (The)(a)	96,800	671,121
Imperial Logistics Ltd.	49,850	139,187
Investec Ltd.	81,500	213,244
Investec Property Fund Ltd.	162,100	99,104
JSE Ltd.	26,400	207,487
KAP Industrial Holdings Ltd.(a)	794,400	212,417
Liberty Holdings Ltd.	39,400	183,080
Life Healthcare Group Holdings Ltd.(a)	376,350	446,265
Massmart Holdings Ltd.(a)	32,750	96,609
Momentum Metropolitan Holdings	236,100	260,320
Motus Holdings Ltd.	47,150	244,587
Netcare Ltd.	353,700	319,693
Ninety One Ltd.	44,800	134,581
Oceana Group Ltd.	25,700	113,447

Security	Shares	Value

South Africa (continued)
Pick n Pay Stores Ltd.	99,250	$338,582
PSG Group Ltd.	43,900	192,773
Redefine Properties Ltd.(a)	1,507,200	412,966
Resilient REIT Ltd.	91,200	268,369
Reunert Ltd.	53,750	162,851
Royal Bafokeng Platinum Ltd.(a)	42,850	255,183
Santam Ltd.	9,900	158,524
Sappi Ltd.(a)	163,500	479,287
Steinhoff International Holdings NV(a)	1,003,400	129,183
Stor-Age Property REIT Ltd.	134,900	118,011
Super Group Ltd./South Africa(a)	122,000	216,271
Telkom SA SOC Ltd.	86,500	233,579
Transaction Capital Ltd.(a)	162,000	284,506
Truworths International Ltd.	121,200	389,937
Vukile Property Fund Ltd.	218,350	108,986
Wilson Bayly Holmes-Ovcon Ltd.(a)	16,950	107,992
Zeder Investments Ltd.	334,700	58,559

		9,482,600

South Korea — 17.4%
ABLBio Inc.(a)	9,450	170,748
Ace Technologies Corp.(a)	9,350	185,169
Advanced Process Systems Corp.(a)	4,237	106,349
Aekyung Industrial Co. Ltd.	4,200	95,327
AfreecaTV Co. Ltd.	2,811	182,396
Ahnlab Inc.	2,434	190,214
Amicogen Inc.(a)	5,250	132,710
Ananti Inc.(a)	17,300	111,946
Anterogen Co. Ltd.(a)	2,300	125,287
Aprogen KIC Inc.(a)	42,300	69,465
Aprogen pharmaceuticals Inc.(a)	86,650	86,766
Asiana Airlines Inc.(a)	5,913	77,893
BGF Co. Ltd.	15,300	74,900
BH Co. Ltd.	8,200	131,740
Binex Co. Ltd.(a)	8,400	203,364
BNK Financial Group Inc.	83,400	437,971
Boditech Med Inc.(b)	5,200	77,063
Boryung Pharmaceutical Co. Ltd.	8,544	163,123
Bukwang Pharmaceutical Co. Ltd.	10,882	269,750
Cafe24 Corp.(a)	4,000	116,244
Cellivery Therapeutics Inc.(a)(b)	3,800	382,537
Chabiotech Co. Ltd.(a)	13,718	233,823
Chong Kun Dang Pharmaceutical Corp.(a)	2,100	319,626
Chunbo Co. Ltd.	1,250	178,238
CJ CGV Co. Ltd.(a)	7,663	190,978
CMG Pharmaceutical Co. Ltd.(a)	39,500	154,695
Com2uSCorp.	2,800	344,922
Cosmax Inc.(a)	2,328	216,534
COWELL FASHION Co. Ltd.	19,750	100,200
CrystalGenomics Inc.(a)	13,000	155,051
CS Wind Corp.	4,300	277,098
Cuckoo Homesys Co. Ltd.(a)	2,557	92,289
Daea TI Co. Ltd.	19,250	89,439
Daeduck Electronics Co. Ltd./New	10,250	133,200
Daejoo Electronic Materials Co. Ltd.	3,550	124,495
Daesang Corp.(a)	7,900	175,438
Daewoo Engineering & Construction Co. Ltd.(a)	58,854	307,497
Daewoong Co. Ltd.(a)	7,200	234,232
Daewoong Pharmaceutical Co. Ltd.(a)	1,500	180,908
Daishin Securities Co. Ltd.(a)	14,288	176,772
Daou Technology Inc.	9,558	231,400

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
DB HiTek Co. Ltd.	10,218	$512,946
Dentium Co. Ltd.(a)	2,664	145,115
DGB Financial Group Inc.	51,101	321,570
DIO Corp.(a)	3,865	134,166
DL E&C Co. Ltd.(a)	4,750	469,292
DL Holdings Co. Ltd.	3,250	250,222
Dong-A Socio Holdings Co. Ltd.	1,250	129,061
Dong-A ST Co. Ltd.(a)	2,350	171,727
Dongjin Semichem Co. Ltd.(a)	10,485	286,506
DongKook Pharmaceutical Co. Ltd.	8,879	226,420
Dongkuk Steel Mill Co. Ltd.	19,772	158,211
Dongsuh Cos. Inc.	8,873	318,275
Dongsung Pharmaceutical Co. Ltd.(a)	8,141	91,663
Dongwon F&B Co. Ltd.	570	100,454
Doosan Fuel Cell Co. Ltd.(a)	7,337	326,524
Doosan Infracore Co. Ltd.(a)(b)	42,200	295,231
DoubleUGames Co. Ltd.	3,200	157,508
Ecopro BM Co. Ltd.	2,800	404,486
Ecopro Co. Ltd.	6,425	367,715
ENF Technology Co. Ltd.	2,950	111,462
Enzychem Lifesciences Corp.(a)	2,300	181,994
Eo Technics Co Ltd.(a)	2,750	247,708
Eubiologics Co. Ltd.(a)	9,000	148,198
Eugene Technology Co. Ltd.	4,450	161,404
Eutilex Co. Ltd.(a)	3,290	108,642
F&F Co. Ltd.(a)	1,984	245,461
Feelux Co. Ltd.(a)	21,915	85,144
Foosung Co. Ltd.(a)	17,765	159,703
GemVax & Kael Co. Ltd.(a)	10,400	217,997
Geneone Life Science Inc.(a)	11,600	145,581
Genexine Co. Ltd.(a)	5,450	466,658
Grand Korea Leisure Co. Ltd.(a)	10,441	148,228
Green Cross Cell Corp.	3,100	112,991
Green Cross Corp./South Korea	1,700	572,719
Green Cross Holdings Corp.	6,453	213,090
Green Cross LabCell Corp.	1,900	151,865
G-treeBNT Co. Ltd.(a)	9,200	159,680
Hana Tour Service Inc.(a)	3,173	189,787
Hanall Biopharma Co. Ltd.(a)	10,550	207,056
Handsome Co. Ltd.	4,902	162,091
Hanil Cement Co. Ltd./New	1,012	104,488
Hanjin Heavy Industries & Construction Co. Ltd.(a)	10,000	64,708
Hanjin Transportation Co. Ltd.(a)	2,528	95,180
Hankook & Co. Co. Ltd.	9,728	149,362
Hankook Shell Oil Co. Ltd.	400	88,830
Hansol Chemical Co. Ltd.	2,700	586,382
Hanssem Co. Ltd.(a)	3,307	292,876
Hanwha Aerospace Co. Ltd.(a)	11,780	386,900
Hanwha Life Insurance Co. Ltd.	93,100	265,586
HDC Holdings Co. Ltd.(a)	16,100	156,916
HDC Hyundai Development Co-Engineering & Construction, Class E	12,100	288,634
Helixmith Co. Ltd.(a)	9,500	203,783
HFR Inc.(a)	3,450	65,100
Hite Jinro Co. Ltd.(a)	9,900	301,802
HLB Life Science Co. Ltd.(a)	13,100	212,212
HMM Co. Ltd.(a)	70,400	1,190,565
HS Industries Co. Ltd.(a)	15,400	106,093
Huchems Fine Chemical Corp.	6,127	124,885
Hugel Inc.(a)	2,000	306,186

Security	Shares	Value

South Korea (continued)
Hwaseung Enterprise Co. Ltd.(a)	9,050	$124,453
Hyosung Advanced Materials Corp.(a)	963	250,714
Hyosung Chemical Corp.(a)	759	153,016
Hyosung Corp.(a)	2,961	211,105
Hyosung Heavy Industries Corp.(a)	1,400	90,218
Hyosung TNC Co. Ltd.	907	331,800
Hyundai Autoever Corp.	1,500	173,565
Hyundai Bioscience Co. Ltd.(a)	9,247	450,210
Hyundai Construction Equipment Co. Ltd.(a)	4,202	140,067
Hyundai Department Store Co. Ltd.	4,388	320,263
Hyundai Electric & Energy System Co. Ltd.(a)	6,246	98,124
Hyundai Elevator Co. Ltd.(a)	7,750	297,307
Hyundai Mipo Dockyard Co. Ltd.(a)	7,044	338,563
Hyundai Rotem Co. Ltd.(a)	19,100	333,209
Hyundai Wia Corp.	5,339	366,388
Iljin Diamond Co. Ltd.(a)	2,402	94,819
Iljin Materials Co. Ltd.(a)	6,883	428,235
Ilyang Pharmaceutical Co. Ltd.	4,100	189,764
Innocean Worldwide Inc.	2,869	157,814
iNtRON Biotechnology Inc.(a)	8,800	153,520
IS Dongseo Co. Ltd.(a)	4,900	234,206
ITM Semiconductor Co. Ltd.	2,400	97,837
JB Financial Group Co. Ltd.	43,418	225,302
Jeil Pharmaceutical Co. Ltd.(a)	1,700	64,157
Jejuair Co. Ltd.(a)	3,834	79,683
Jin Air Co. Ltd.(a)	6,805	130,225
JW Pharmaceutical Corp.	5,315	137,901
JYP Entertainment Corp.(a)	7,467	242,586
KCC Corp.	1,700	301,869
KEPCO Engineering & Construction Co. Inc.(a)	5,600	87,227
KEPCO Plant Service & Engineering Co. Ltd.(a)	7,950	189,993
KIWOOM Securities Co. Ltd.(a)	3,582	411,284
Koh Young Technology Inc.(a)	3,123	287,422
Kolmar BNH Co. Ltd.(a)	2,500	111,259
Kolmar Korea Co. Ltd.(a)	5,300	271,251
Kolon Industries Inc.	6,200	303,516
Komipharm International Co. Ltd.(a)	12,800	115,069
Korea Electric Terminal Co. Ltd.	2,244	158,788
Korea Line Corp.(a)	40,300	118,192
Korea Petrochemical Ind. Co Ltd.(a)	900	291,188
Korea REIT & Trust Co. Ltd.	48,650	90,935
Korea United Pharm Inc.(a)	2,850	133,431
Korean Reinsurance Co.	30,686	214,679
Kuk-Il Paper Manufacturing Co. Ltd.(a)	28,165	107,797
Kyung Dong Navien Co. Ltd.	2,703	121,737
L&C Bio Co. Ltd.	4,100	113,129
L&F Co. Ltd.	4,968	313,955
LEENO Industrial Inc.	3,100	442,029
LegoChem Biosciences Inc.(a)	5,100	243,765
LEMON Co. Ltd./Korea(a)	6,300	46,935
LG Hausys Ltd.	2,100	133,645
LG International Corp.	9,500	230,841
LIG Nex1 Co. Ltd.	3,744	123,300
LOTTE Fine Chemical Co. Ltd.	5,979	284,182
LOTTE Reit Co. Ltd.	29,800	132,489
Lotte Tour Development Co. Ltd.(a)	11,200	216,822
LS Corp.	5,485	341,256
LS Electric Co. Ltd.	4,950	253,338
Maeil Dairies Co. Ltd.(a)	2,650	168,647
Mando Corp.(a)	9,803	545,338

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	59

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Mcnex Co. Ltd.	4,271	$206,802
Medipost Co. Ltd.(a)	5,500	167,178
MedPacto Inc.(a)	3,200	247,797
Medy-Tox Inc.	1,464	263,220
MegaStudyEdu Co. Ltd.(a)	3,357	159,259
Meritz Financial Group Inc.	15,368	167,564
Meritz Fire & Marine Insurance Co. Ltd.	17,150	245,763
Mezzion Pharma Co. Ltd.(a)	2,000	269,337
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	33,724	120,068
Namhae Chemical Corp.(a)	14,050	106,923
Naturecell Co. Ltd.(a)	16,950	120,845
NEPES Corp.(a)	5,702	200,471
NHN Corp.(a)	3,250	199,889
NHN KCP Corp.(a)	4,400	181,914
NICE Information Service Co. Ltd.(a)	11,436	223,427
NKMax Co. Ltd.(a)	10,852	192,699
NongShim Co. Ltd.	1,000	244,771
OCI Co. Ltd.(a)	5,800	645,305
OptoElectronics Solutions Co. Ltd.	2,750	112,227
Orion Holdings Corp.	14,500	177,459
Oscotec Inc.(a)	6,550	204,341
Osstem Implant Co. Ltd.	3,602	233,080
Paradise Co. Ltd.(a)	16,103	246,526
Partron Co. Ltd.	12,675	126,355
Pharmicell Co. Ltd.(a)	16,900	241,429
PI Advanced Materials Co. Ltd.(a)	5,138	195,276
Poongsan Corp.	6,520	212,400
Posco ICT Co. Ltd.	18,020	120,133
Posco International Corp.	14,900	296,408
RFHIC Corp.	4,650	156,862
Rsupport Co. Ltd.(a)	7,850	58,482
S&S Tech Corp.	4,750	145,016
S&T Motiv Co. Ltd.	3,009	167,925
Sam Chun Dang Pharm Co. Ltd.(a)	4,300	251,838
SAM KANG M&T Co. Ltd.(a)	7,350	110,561
Samwha Capacitor Co. Ltd.	3,003	181,490
Sang-A Frontec Co. Ltd.	2,700	108,625
Sebang Global Battery Co. Ltd.	1,800	144,513
Seojin System Co. Ltd.(a)	3,900	140,414
Seoul Semiconductor Co. Ltd.	12,585	221,792
SFA Engineering Corp.	6,700	253,151
SFA Semicon Co. Ltd.(a)	27,300	211,159
Shinsegae International Inc.	850	143,369
Shinsung E&G Co. Ltd.(a)	40,750	111,351
Silicon Works Co. Ltd.	3,250	185,714
SillaJen Inc.(a)(d)	19,774	170,371
SIMMTECH Co. Ltd.	6,100	128,950
SK Discovery Co. Ltd.	3,311	192,736
SK Materials Co. Ltd.	1,350	367,690
SK Networks Co. Ltd.	47,085	233,015
SKC Co. Ltd.	6,284	657,205
SL Corp.(a)	5,842	123,236
SM Entertainment Co. Ltd.(a)	6,315	168,906
S-MAC Co. Ltd.(a)	69,350	90,430
Solid Inc.(a)	14,550	113,836
Solus Advanced Materials Co Ltd.	3,700	148,692
Soulbrain Co. Ltd./New	1,249	344,406
Soulbrain Holdings Co. Ltd.(a)	1,950	76,282
ST Pharm Co. Ltd.(a)	2,600	180,507
Taekwang Industrial Co. Ltd.(a)	100	83,845

Security	Shares	Value

South Korea (continued)
Taeyoung Engineering & Construction Co. Ltd.	6,740	$71,089
Telcon RF Pharmaceutical Inc.(a)	23,600	103,769
TES Co. Ltd./Korea	4,400	121,210
Tesna Inc.	3,500	153,115
Theragen Etex Co. Ltd.(a)	10,700	74,762
Tokai Carbon Korea Co. Ltd.	1,623	218,711
Tongyang Life Insurance Co. Ltd.	21,927	80,409
Toptec Co. Ltd.	6,500	72,608
TY Holdings Co. Ltd./Korea(a)	6,950	151,558
Unison Co. Ltd.(a)	32,950	115,406
UniTest Inc.(a)	5,350	115,238
Vieworks Co. Ltd.	3,700	104,397
Webzen Inc.(a)	5,503	176,821
Wemade Co. Ltd.	3,264	110,688
WONIK IPS Co. Ltd.	8,801	389,719
YG Entertainment Inc.(a)	3,312	134,720
Youngone Corp.(a)	6,311	235,925
Yungjin Pharmaceutical Co. Ltd.(a)	28,576	164,054
Yuyang DNU Co. Ltd.(a)(d)	17,648	15,331
Zinus Inc.	3,000	249,399

		48,843,359

Taiwan — 21.1%
AcBel Polytech Inc.	200,000	210,394
A-DATA Technology Co. Ltd.	50,000	154,923
Adimmune Corp.(a)	50,000	104,479
Advanced Ceramic X Corp.	13,000	227,771
Advanced Wireless Semiconductor Co.	50,596	289,743
Alchip Technologies Ltd.	16,000	508,392
AmTRAN Technology Co. Ltd.(a)	400,312	170,315
AP Memory Technology Corp.	10,000	237,681
Arcadyan Technology Corp.	50,541	171,298
Ardentec Corp.	150,000	247,195
Asia Optical Co. Inc.	50,000	165,156
Asia Pacific Telecom Co. Ltd.(a)	550,910	192,653
Asia Vital Components Co. Ltd.	150,000	357,598
ASPEED Technology Inc.	6,000	379,140
BES Engineering Corp.	400,000	130,545
Bizlink Holding Inc.	50,770	543,199
Brighton-Best International Taiwan Inc.	150,000	148,371
Capital Securities Corp.	500,530	253,387
Career Technology MFG. Co. Ltd.	150,369	193,816
Cathay Real Estate Development Co. Ltd.	150,300	104,958
Center Laboratories Inc.	100,871	243,735
Century Iron & Steel Industrial Co. Ltd.	50,000	204,649
Charoen Pokphand Enterprise	50,000	130,150
Cheng Loong Corp.	200,000	225,114
Cheng Uei Precision Industry Co. Ltd.	100,000	168,567
Chicony Power Technology Co. Ltd.	50,000	141,818
Chilisin Electronics Corp.	50,459	202,905
China Airlines Ltd.(a)	950,000	477,515
China General Plastics Corp.	100,000	106,095
China Man-Made Fiber Corp.(a)	450,223	156,958
China Motor Corp.(a)	100,200	173,041
China Petrochemical Development Corp.	1,050,600	405,491
China Steel Chemical Corp.	50,000	185,800
Chin-Poon Industrial Co. Ltd.	100,000	121,892
Chipbond Technology Corp.	200,000	532,089
ChipMOS Technologies Inc.	200,000	270,712
Chong Hong Construction Co. Ltd.	50,424	148,452
Chroma ATE Inc.	100,000	734,225

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Chung Hung Steel Corp.(a)	300,000	$187,954
Chung-Hsin Electric & Machinery Manufacturing Corp.	100,000	179,876
Cleanaway Co. Ltd.	50,000	290,818
Clevo Co.	150,000	161,565
CMC Magnetics Corp.	400,238	118,552
Compeq Manufacturing Co. Ltd.	300,000	475,002
Coretronic Corp.	100,400	173,026
CSBC Corp. Taiwan(a)	200,455	172,369
CTCI Corp.	150,000	196,571
Cub Elecparts Inc.	17,361	122,171
Darfon Electronics Corp.	100,000	162,463
Darwin Precisions Corp.(a)	150,000	76,474
E Ink Holdings Inc.	250,000	453,281
Elan Microelectronics Corp.	100,000	617,539
Elite Material Co. Ltd.	100,000	606,768
Elite Semiconductor Microelectronics Technology Inc.	100,000	328,157
eMemory Technology Inc.	17,000	497,442
ENNOSTAR Inc.(a)	200,184	616,669
Eternal Materials Co. Ltd.	250,399	323,646
Eva Airways Corp.	900,000	510,547
Everlight Electronics Co. Ltd.	100,000	157,796
Far Eastern Department Stores Ltd.	350,000	286,509
Far Eastern International Bank	750,122	286,825
Faraday Technology Corp.	50,000	95,144
Farglory Land Development Co. Ltd.	100,000	192,442
Feng Hsin Steel Co. Ltd.	150,000	380,756
Firich Enterprises Co. Ltd.	150,376	163,320
FLEXium Interconnect Inc.	100,418	454,274
Formosa Sumco Technology Corp.	25,000	134,638
Formosa Taffeta Co. Ltd.	250,000	272,417
Foxsemicon Integrated Technology Inc.	18,200	157,480
Fulgent Sun International Holding Co. Ltd.	50,330	204,193
Fusheng Precision Co. Ltd.	50,000	361,727
General Interface Solution Holding Ltd.	100,000	400,323
Genius Electronic Optical Co. Ltd.	21,585	382,838
Getac Technology Corp.	100,000	204,290
Gigabyte Technology Co. Ltd.	150,000	468,540
Global Lighting Technologies Inc.	50,000	184,005
Global Unichip Corp.	24,000	386,895
Gold Circuit Electronics Ltd.(a)	100,000	194,597
Goldsun Building Materials Co. Ltd.	300,426	265,343
Gourmet Master Co. Ltd.	49,821	276,361
Grand Pacific Petrochemical(a)	300,000	256,889
Grape King Bio Ltd.	50,000	324,926
Great Wall Enterprise Co. Ltd.	199,789	358,655
Greatek Electronics Inc.	150,000	382,371
Hannstar Board Corp.	150,481	249,609
HannStar Display Corp.(a)	750,320	355,595
Holtek Semiconductor Inc.	50,000	157,257
Holy Stone Enterprise Co. Ltd.	50,050	214,737
Hota Industrial Manufacturing Co. Ltd.	50,773	211,459
Hotai Finance Co. Ltd.	50,000	143,793
HTC Corp.(a)	250,000	260,300
Huaku Development Co. Ltd.	100,080	316,203
Hung Sheng Construction Ltd.	200,416	134,558
IBF Financial Holdings Co. Ltd.	600,607	299,737
International CSRC Investment Holdings Co.	250,945	237,858
International Games System Co. Ltd.	19,000	564,833
ITEQ Corp.	50,559	261,395
Jentech Precision Industrial Co. Ltd.	4,000	46,100

Security	Shares	Value

Taiwan (continued)
Jih Sun Financial Holdings Co. Ltd.	500,341	$226,346
Johnson Health Tech Co. Ltd.	50,000	161,027
Kenda Rubber Industrial Co. Ltd.	200,675	255,054
Kindom Development Co. Ltd.	100,000	129,611
King Yuan Electronics Co. Ltd.	300,000	428,687
King’s Town Bank Co. Ltd.	300,000	422,224
Kinpo Electronics	300,000	138,408
Kinsus Interconnect Technology Corp.	100,000	345,032
KMC Kuei Meng International Inc.	27,000	188,062
Kuoyang Construction Co. Ltd.	50,187	67,481
LandMark Optoelectronics Corp.	21,400	218,975
Lealea Enterprise Co. Ltd.(a)	200,590	86,422
Lien Hwa Industrial Holdings Corp.	300,478	455,262
Longchen Paper & Packaging Co. Ltd.	200,357	176,600
Lotes Co. Ltd.	21,968	409,349
Lotus Pharmaceutical Co. Ltd.(a)	50,000	137,331
Lung Yen Life Service Corp.	100,000	186,339
Macronix International	600,000	1,016,785
Makalot Industrial Co. Ltd.	46,036	336,355
Mercuries & Associates Holding Ltd.	100,579	75,111
Mercuries Life Insurance Co. Ltd.(a)	500,696	151,004
Merida Industry Co. Ltd.	50,000	511,624
Merry Electronics Co. Ltd.	50,224	247,040
Microbio Co. Ltd.(a)	100,000	259,582
Mitac Holdings Corp.	300,383	333,789
momo.com Inc.	14,000	486,060
Motech Industries Inc.(a)	100,000	114,532
Nan Kang Rubber Tire Co. Ltd.	150,000	225,114
Nantex Industry Co. Ltd.	100,000	230,859
OBI Pharma Inc.(a)	50,184	251,348
Oriental Union Chemical Corp.	150,000	113,904
Pan Jit International Inc.	50,000	96,939
Pan-International Industrial Corp.	100,722	154,234
Parade Technologies Ltd.	21,000	893,457
PChome Online Inc.	50,305	148,644
PharmaEngine Inc.	50,756	138,678
PharmaEssentia Corp.(a)	50,648	205,483
Pharmally International Holding Co. Ltd.(a)(d)	21,603	37,315
Pixart Imaging Inc.	50,635	332,688
Poya International Co. Ltd.	17,453	392,266
President Securities Corp.	250,215	185,511
Primax Electronics Ltd.	100,000	219,011
Prince Housing & Development Corp.	400,917	165,534
Qisda Corp.	500,000	548,425
Radiant Opto-Electronics Corp.	150,000	643,569
Radium Life Tech Co. Ltd.	250,341	99,768
Rexon Industrial Corp. Ltd.	50,000	145,768
RichWave Technology Corp.	15,000	313,975
Ritek Corp.(a)	250,387	93,943
Roo Hsing Co. Ltd.(a)	200,000	71,304
Ruentex Industries Ltd.	100,000	268,917
Run Long Construction Co. Ltd.	100,000	219,370
Sanyang Motor Co. Ltd.	150,820	171,925
ScinoPharm Taiwan Ltd.	100,708	93,467
SDI Corp.	50,000	159,411
Sercomm Corp.	50,000	130,688
Shin Zu Shing Co. Ltd.	50,856	235,542
Shinkong Synthetic Fibers Corp.	450,135	235,148
Sigurd Microelectronics Corp.	150,124	272,732
Simplo Technology Co. Ltd.	50,600	680,359

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	61

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Sinbon Electronics Co. Ltd.	50,000	$482,901
Sino-American Silicon Products Inc.	150,000	899,381
Sinyi Realty Inc.	100,778	104,930
Sitronix Technology Corp.	50,000	347,366
Solar Applied Materials Technology Co.	100,943	175,411
Standard Foods Corp.	100,000	197,469
Sunny Friend Environmental Technology Co. Ltd.	20,000	159,052
Sunonwealth Electric Machine Industry Co. Ltd.	50,000	100,530
Supreme Electronics Co. Ltd.	150,000	209,227
Systex Corp.	50,000	154,026
TA Chen Stainless Pipe	350,866	393,035
Taichung Commercial Bank Co. Ltd.	800,960	319,205
TaiMed Biologics Inc.(a)	50,000	144,691
Tainan Spinning Co. Ltd.	400,190	214,804
Taiwan Cogeneration Corp.	150,000	208,689
Taiwan Fertilizer Co. Ltd.	250,000	479,311
Taiwan Glass Industry Corp.(a)	300,000	215,421
Taiwan Hon Chuan Enterprise Co. Ltd.	100,004	227,996
Taiwan Paiho Ltd.	50,050	149,328
Taiwan Secom Co. Ltd.	100,450	315,208
Taiwan Semiconductor Co. Ltd.	50,000	100,709
Taiwan Shin Kong Security Co. Ltd.	150,366	204,069
Taiwan Styrene Monomer	206,000	134,979
Taiwan Surface Mounting Technology Corp.	100,000	418,275
Taiwan TEA Corp.(a)	350,000	212,369
Taiwan Union Technology Corp.	50,000	211,830
TCI Co. Ltd.	26,528	201,442
Teco Electric and Machinery Co. Ltd.	500,000	544,834
Test Research Inc.	50,000	104,658
Tong Hsing Electronic Industries Ltd.	50,641	390,001
Tong Yang Industry Co. Ltd.	100,133	132,840
Topco Scientific Co. Ltd.	50,000	219,011
TPK Holding Co. Ltd.(a)	100,000	180,235
Transcend Information Inc.	50,000	117,404
Tripod Technology Corp.	100,000	497,262
TSEC Corp.(a)	100,000	131,586
TSRC Corp.	150,000	148,102
TTY Biopharm Co. Ltd.	50,450	118,642
Tung Ho Steel Enterprise Corp.	200,000	258,864
TXC Corp.	100,000	353,649
U-Ming Marine Transport Corp.	200,000	248,811
Union Bank of Taiwan	450,167	172,939
Unitech Printed Circuit Board Corp.	300,420	224,351
United Integrated Services Co. Ltd.	50,400	428,859
United Renewable Energy Co. Ltd.(a)	700,879	356,070
UPC Technology Corp.	300,741	199,216
USI Corp.	200,070	159,108
Visual Photonics Epitaxy Co. Ltd.	50,425	192,811
Voltronic Power Technology Corp.	17,934	743,695
Wafer Works Corp.	150,681	242,366
Wah Lee Industrial Corp.	100,000	288,663
Walsin Lihwa Corp.	800,000	534,243
Wan Hai Lines Ltd.	200,000	344,314
Wisdom Marine Lines Co. Ltd.	100,000	99,991
Wistron NeWeb Corp.	100,481	275,261
WT Microelectronics Co. Ltd.	100,757	161,884
XinTec Inc.(a)	50,000	310,565
Xxentria Technology Materials Corp.	100,000	224,755
Yang Ming Marine Transport Corp.(a)	300,820	313,214
YFY Inc.	400,000	391,347

Security	Shares	Value

Taiwan (continued)
Yieh Phui Enterprise Co. Ltd.(a)	400,797	$189,228
Yulon Finance Corp.	50,080	189,694
Yulon Motor Co. Ltd.(a)	150,026	224,345
YungShin Global Holding Corp.	100,200	156,852
Yungtay Engineering Co. Ltd.	50,000	105,556

		59,074,368

Thailand — 3.5%
AEON Thana Sinsap Thailand PCL, NVDR(b)	20,000	128,715
Amata Corp. PCL, NVDR(b)	305,076	177,498
AP Thailand PCL, NVDR	865,000	206,651
Bangchak Corp. PCL, NVDR(b)	400,100	380,389
Bangkok Chain Hospital PCL, NVDR(b)	570,200	255,764
Bangkok Land PCL, NVDR	4,690,000	161,589
Bangkok Life Assurance PCL, NVDR(a)	210,000	169,962
Banpu PCL, NVDR	1,160,000	433,600
Central Plaza Hotel PCL, NVDR(a)	180,000	194,535
CH Karnchang PCL, NVDR(a)(b)	390,100	196,535
Chularat Hospital PCL, NVDR	2,300,800	194,440
CK Power PCL, NVDR(a)(b)	840,100	116,871
Com7 PCL, NVDR(b)	200,000	333,163
Eastern Polymer Group PCL, NVDR	300,700	96,761
Eastern Water Resources Development and Management PCL, NVDR	590,000	178,348
Esso Thailand PCL, NVDR(a)	370,500	106,577
GFPT PCL, NVDR	300,100	116,077
Gunkul Engineering PCL, NVDR	1,861,399	164,567
Hana Microelectronics PCL, NVDR	165,100	269,660
IRPC PCL, NVDR	3,190,000	364,978
Jasmine International PCL, NVDR(b)	1,420,000	140,312
KCE Electronics PCL, NVDR	250,300	441,361
Khon Kaen Sugar Industry PCL, NVDR	985,130	105,667
Kiatnakin Phatra Bank PCL, NVDR	90,032	174,119
Major Cineplex Group PCL, NVDR	295,000	192,731
MBK PCL, NVDR	525,100	238,948
Mega Lifesciences PCL, NVDR	140,000	180,883
Plan B Media PCL, NVDR(b)	700,500	152,551
Pruksa Holding PCL, NVDR(b)	440,000	183,061
PTG Energy PCL, NVDR(b)	275,100	173,471
Quality Houses PCL, NVDR	3,280,267	251,625
Sansiri PCL, NVDR	4,785,400	132,212
Siam Global House PCL, NVDR	1	1
Siamgas & Petrochemicals PCL, NVDR	315,100	112,661
Sino-Thai Engineering & Construction PCL, NVDR(b)	370,028	143,125
Sri Trang Agro-Industry PCL, NVDR	290,080	509,149
Star Petroleum Refining PCL, NVS	590,000	188,895
Supalai PCL, NVDR	510,100	333,261
Super Energy Corp. PCL, NVDR(a)	5,660,000	171,093
Taokaenoi Food & Marketing PCL, Class R, NVDR(b)	210,100	67,949
Thai Vegetable Oil PCL, NVDR	175,100	194,931
Thanachart Capital PCL, NVDR	115,000	121,483
Thonburi Healthcare Group PCL, NVDR	265,000	223,951
Tipco Asphalt PCL, NVDR(b)	235,100	158,182
Tisco Financial Group PCL, NVDR	50,000	154,393
TPI Polene Power PCL, NVDR(b)	1,030,000	144,629
TTW PCL, NVDR(b)	650,000	251,416
VGI PCL, NVDR	1,085,000	238,049
WHA Corp. PCL, NVDR(b)	2,830,100	294,364

		9,921,153

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey — 1.6%
Anadolu Efes Biracilik Ve Malt Sanayii AS	67,600	$215,248
Bera Holding AS(a)	96,300	319,615
Coca-Cola Icecek AS	26,300	251,371
Dogan Sirketler Grubu Holding AS	360,200	153,927
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	581,700	174,871
Enerjisa Enerji AS(c)	78,400	120,380
Gubre Fabrikalari TAS(a)(b)	14,688	158,008
Izmir Demir Celik Sanayi AS(a)	37,144	16,123
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	267,200	234,133
Koza Altin Isletmeleri AS(a)(b)	13,200	229,906
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	68,600	158,414
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(c)	17,900	121,859
Migros Ticaret AS(a)(b)	27,450	144,540
MLP Saglik Hizmetleri AS(a)(c)	36,950	118,252
Nuh Cimento Sanayi AS	17,900	152,625
Otokar Otomotiv Ve Savunma Sanayi AS	2,550	122,722
Oyak Cimento Fabrikalari AS(a)(b)	82,450	84,028
Pegasus Hava Tasimaciligi AS(a)	12,550	150,827
Petkim Petrokimya Holding AS(a)	389,700	276,331
Sasa Polyester Sanayi AS(a)	47,800	260,071
TAV Havalimanlari Holding AS	71,750	241,230
Tekfen Holding AS(b)	68,950	149,184
Tofas Turk Otomobil Fabrikasi AS	35,150	164,236
Turkiye Halk Bankasi AS(a)(b)	191,700	138,258
Turkiye Sinai Kalkinma Bankasi AS(a)	390,500	86,860
Ulker Biskuvi Sanayi AS(a)	66,350	184,435

		4,427,454

United Arab Emirates — 0.5%
Air Arabia PJSC	799,100	274,115
Amanat Holdings PJSC	557,050	121,930
Aramex PJSC	206,800	218,446
DAMAC Properties Dubai Co. PJSC(a)	513,450	164,946
Dana Gas PJSC	1,263,050	238,295
Drake & Scull International PJSC(a)(d)	241,185	11,062
Dubai Financial Market PJSC	689,000	187,577
Dubai Investments PJSC	665,750	260,997

		1,477,368

Total Common Stocks — 98.8% (Cost: $221,117,739)		276,716,508

Preferred Stocks

Brazil — 1.0%
Azul SA, Preference Shares, NVS(a)	80,100	583,533
Banco ABC Brasil SA, Preference Shares, NVS	24,469	67,439
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	65,100	147,651
Banco Pan SA, Preference Shares, NVS	90,000	224,312
Cia. de Saneamento do Parana, Preference Shares, NVS	10,000	7,106
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	50,000	244,749
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	45,000	174,653

Security	Shares	Value

Brazil (continued)
Marcopolo SA, Preference Shares, NVS	185,069	$83,352
Metalurgica Gerdau SA, Preference Shares, NVS	230,000	477,907
Randon SA Implementos e Participacoes, Preference Shares, NVS	55,025	128,749
Unipar Carbocloro SA, Preference Shares, NVS	15,083	153,697
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	115,000	335,113

		2,628,261

Total Preferred Stocks — 1.0% (Cost: $2,261,783)		2,628,261

Rights

Philippines — 0.0%
Cebu Air Inc. (Expires 03/09/21)(a)	41,101	5,803

South Korea — 0.0%
Feelux Co. Ltd. (Expires 03/15/21)(a)	9,035	2,710
LOTTE Reit Co. Ltd. (Expires 03/09/21)(a)	11,811	1,051

		3,761

Turkey — 0.0%
Izmir Demir Celik Sanayi AS (Expires 04/15/21)(a)	37,144	31,596

Total Rights — 0.0% (Cost: $59,244)		41,160

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(h)(i)(j)	7,752,403	7,757,054

Total Short-Term Investments — 2.7% (Cost: $7,751,865)		7,757,054

Total Investments in Securities — 102.5% (Cost: $231,190,631)		287,142,983

Other Assets, Less Liabilities — (2.5)%		(7,125,618)

Net Assets — 100.0%		$280,017,365

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $73,749, representing less than 0.05% of its net assets as of period end, and an original cost of $336,376.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	63

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$9,452,869	$—	$(1,692,177	)(a)	$(726)	$(2,912)	$7,757,054	7,752,403	$200,046	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	103		—

					$(726)	$(2,912)	$7,757,054		$200,149		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	1	03/19/21	$67	$(5,870)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,870

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$215,482

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(62,339)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$711,413

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$266,364,296	$9,960,794	$391,418	$276,716,508
Preferred Stocks	2,628,261	—	—	2,628,261
Rights	34,306	6,854	—	41,160
Money Market Funds	7,757,054	—	—	7,757,054

	$276,783,917	$9,967,648	$391,418	$287,142,983

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,870)	$—	$—	$(5,870)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	65

Consolidated Statements of Assets and Liabilities (unaudited)

February 28, 2021

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$76,103,838,060	$173,594,800	$907,605,916	$279,385,929
Affiliated(c)	2,200,811,457	4,017,596	13,264,902	7,757,054
Cash	127,041,187	338,805	6,210	1,223,290
Foreign currency, at value(d)	106,529,760	548,898	1,656,109	344,698
Cash pledged:
Futures contracts	6,136,200	27,000	96,000	5,000
Receivables:
Investments sold	419,161,507	2,311,445	5,728,237	9,818,265
Securities lending income — Affiliated	4,170,169	2,018	17,246	37,169
Capital shares sold	830,430,216	—	—	—
Dividends	150,149,694	60,022	1,732,752	462,592
Tax reclaims	827,868	—	—	3,954

Total assets	79,949,096,118	180,900,584	930,107,372	299,037,951

LIABILITIES
Collateral on securities loaned, at value	2,200,234,246	3,415,493	11,213,711	7,753,441
Deferred foreign capital gain tax	162,096,912	694,114	2,220,086	619,267
Payables:
Investments purchased	1,169,940,297	2,824,003	7,404,109	9,509,788
Variation margin on futures contracts	1,571,422	5,438	19,863	945
Bank borrowings	77,818,253	—	—	984,092
Investment advisory fees	6,407,260	98,784	340,478	146,486
Foreign taxes	804,942	—	454	6,567

Total liabilities	3,618,873,332	7,037,832	21,198,701	19,020,586

NET ASSETS	$76,330,222,786	$173,862,752	$908,908,671	$280,017,365

NET ASSETS CONSIST OF:
Paid-in capital	$62,379,873,141	$352,181,997	$750,289,229	$265,001,783
Accumulated earnings (loss)	13,950,349,645	(178,319,245)	158,619,442	15,015,582

NET ASSETS	$76,330,222,786	$173,862,752	$908,908,671	$280,017,365

Shares outstanding	1,182,000,000	3,200,000	9,900,000	5,000,000

Net asset value	$64.58	$54.33	$91.81	$56.00

Shares authorized	4.30 billion	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$2,081,647,399	$3,264,639	$10,690,411	$7,196,344
(b) Investments, at cost — Unaffiliated	$54,678,893,361	$148,871,051	$691,484,698	$223,438,766
(c) Investments, at cost — Affiliated	$2,199,761,467	$4,016,665	$13,260,150	$7,751,865
(d) Foreign currency, at cost	$106,634,876	$550,545	$1,659,395	$347,945

See notes to consolidated financial statements.

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Operations (unaudited)

Six Months Ended February 28, 2021

	iShares Core MSCI Emerging Markets ETF	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$466,566,045	$925,757	$4,126,696	$1,762,039
Dividends — Affiliated	156,458	978	314	103
Non-cash dividends — Unaffiliated	—	50,635	—	—
Securities lending income — Affiliated — net(a)	17,828,732	12,029	65,586	200,046
Other income — Unaffiliated	32,353	—	—	—
Foreign taxes withheld	(63,122,062)	(97,028)	(633,242)	(217,001)

Total investment income	421,461,526	892,371	3,559,354	1,745,187

EXPENSES
Investment advisory fees	38,407,228	699,256	1,614,220	801,806
Commitment fees	14,894	3,493	10,544	3,698
Mauritius income taxes	179,424	9,410	7,037	2,697
Interest expense	7,448	9,219	122	2,349

Total expenses	38,608,994	721,378	1,631,923	810,550

Less:
Investment advisory fees waived	(201,571)	—	—	—

Total expenses after fees waived	38,407,423	721,378	1,631,923	810,550

Net investment income	383,054,103	170,993	1,927,431	934,637

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(b)	(697,724,179)	9,865,794	(3,392,006)	10,556,859
Investments — Affiliated	(329,109)	(531)	(2,951)	(726)
In-kind redemptions — Unaffiliated	44,677,977	19,148,214	16,277,122	102,181
Futures contracts	168,739,883	(5,165)	107,159	215,482
Foreign currency transactions	(9,066,348)	(368,016)	(147,777)	(58,766)

Net realized gain (loss)	(493,701,776)	28,640,296	12,841,547	10,815,030

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(c)	12,814,932,248	8,278,104	107,615,351	44,935,345
Investments — Affiliated	(512,806)	(1,153)	(1,409)	(2,912)
Futures contracts	(72,391,987)	(1,217)	(88,322)	(62,339)
Foreign currency translations	(3,326,602)	(937)	(63,339)	(11,577)

Net change in unrealized appreciation (depreciation)	12,738,700,853	8,274,797	107,462,281	44,858,517

Net realized and unrealized gain	12,244,999,077	36,915,093	120,303,828	55,673,547

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,628,053,180	$37,086,086	$122,231,259	$56,608,184

(a) Net of securities lending income tax paid of	$1,130,722	$—	$—	$—
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(683,960)	$492,633	$949	$949
(c) Net of deferred foreign capital gain tax of	$(158,053,932)	$(694,114)	$(2,210,447)	$(619,267)

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	67

Consolidated Statements of Changes in Net Assets

		iShares Core MSCI Emerging Markets ETF	iShares MSCI BRIC ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$383,054,103	$1,596,150,911	$170,993	$2,184,589
Net realized gain (loss)	(493,701,776)	(1,697,318,990)	28,640,296	(4,924,717)
Net change in unrealized appreciation (depreciation)	12,738,700,853	6,138,246,272	8,274,797	19,713,320

Net increase in net assets resulting from operations	12,628,053,180	6,037,078,193	37,086,086	16,973,192

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(780,510,721)	(1,796,276,569)	(1,302,135)	(2,573,879)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	9,854,299,308	(2,632,718,567)	(9,044,029)	(28,202,766)

NET ASSETS
Total increase (decrease) in net assets	21,701,841,767	1,608,083,057	26,739,922	(13,803,453)
Beginning of period	54,628,381,019	53,020,297,962	147,122,830	160,926,283

End of period	$76,330,222,786	$54,628,381,019	$173,862,752	$147,122,830

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Changes in Net Assets (continued)

	iShares MSCI Emerging Markets Asia ETF		iShares MSCI Emerging Markets Small-Cap ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,927,431	$7,932,067	$934,637	$4,032,371
Net realized gain (loss)	12,841,547	(4,840,142)	10,815,030	(14,154,913)
Net change in unrealized appreciation (depreciation)	107,462,281	86,202,052	44,858,517	29,517,151

Net increase in net assets resulting from operations	122,231,259	89,293,977	56,608,184	19,394,609

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,860,780)	(8,516,244)	(3,876,563)	(5,314,637)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	233,979,754	25,452,906	14,774,563	(40,270,524)

NET ASSETS
Total increase (decrease) in net assets	350,350,233	106,230,639	67,506,184	(26,190,552)
Beginning of period	558,558,438	452,327,799	212,511,181	238,701,733

End of period	$908,908,671	$558,558,438	$280,017,365	$212,511,181

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	69

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares Core MSCI Emerging Markets ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$53.34		$48.31	$52.27		$53.91	$44.60	$40.75

Net investment income(a)	0.36		1.46	1.40		1.39	1.31	1.20
Net realized and unrealized gain (loss)(b)	11.60		5.21	(4.01)		(1.61)	8.95	3.58

Net increase (decrease) from investment operations	11.96		6.67	(2.61)		(0.22)	10.26	4.78

Distributions(c)
From net investment income		(0.72)	(1.64)	(1.35)		(1.42)	(0.95)	(0.93)

Total distributions		(0.72)	(1.64)	(1.35)		(1.42)	(0.95)	(0.93)

Net asset value, end of period	$64.58		$53.34	$48.31		$52.27	$53.91	$44.60

Total Return
Based on net asset value	22.53	%(d)	13.97%	(4.93	)%(e)	(0.52)%	23.45%	11.99%

Ratios to Average Net Assets
Total expenses	0.12	%(f)	0.14%	0.14%		0.14%	0.15%	0.17%

Total expenses after fees waived	0.12	%(f)	0.14%	0.14%		0.14%	0.14%	0.17%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.14%	0.14%		N/A	N/A	N/A

Net investment income	1.20	%(f)	2.97%	2.79%		2.48%	2.74%	2.93%

Supplemental Data
Net assets, end of period (000)	$76,330,223		$54,628,381	$53,020,298		$49,079,726	$36,775,298	$16,003,488

Portfolio turnover rate(g)	5	%(d)	15%	15%		6%	4%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2019:
• Total return by 0.01%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI BRIC ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$47.46		$40.23	$41.01	$42.21	$33.48	$30.74

Net investment income(a)	0.04		0.55	0.69	0.68	0.70	0.64
Net realized and unrealized gain (loss)(b)	7.21		7.34	(0.59)	(1.13)	8.57	2.84

Net increase (decrease) from investment operations	7.25		7.89	0.10	(0.45)	9.27	3.48

Distributions(c)
From net investment income		(0.38)	(0.66)	(0.88)	(0.75)	(0.54)	(0.74)

Total distributions		(0.38)	(0.66)	(0.88)	(0.75)	(0.54)	(0.74)

Net asset value, end of period	$54.33		$47.46	$40.23	$41.01	$42.21	$33.48

Total Return
Based on net asset value	15.36	%(d)	19.78%	0.35%	(1.16)%	28.15%	11.61%

Ratios to Average Net Assets
Total expenses	0.71	%(e)	0.70%	0.69%	0.67%	0.70%	0.73%

Net investment income	0.17	%(e)	1.29%	1.69%	1.51%	1.96%	2.13%

Supplemental Data
Net assets, end of period (000)	$173,863		$147,123	$160,926	$205,064	$261,702	$182,488

Portfolio turnover rate(f)	57	%(d)	42%	53%	22%	24%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	71

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Asia ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$75.48		$62.82	$69.38	$69.15	$56.33	$50.87

Net investment income(a)	0.25		1.12	1.26	1.16	1.31	1.02
Net realized and unrealized gain (loss)(b)	16.85		12.79	(6.52)	0.42	12.43	5.54

Net increase (decrease) from investment operations	17.10		13.91	(5.26)	1.58	13.74	6.56

Distributions(c)
From net investment income		(0.77)	(1.25)	(1.30)	(1.35)	(0.92)	(1.10)

Total distributions		(0.77)	(1.25)	(1.30)	(1.35)	(0.92)	(1.10)

Net asset value, end of period	$91.81		$75.48	$62.82	$69.38	$69.15	$56.33

Total Return
Based on net asset value	22.77	%(d)	22.31%	(7.52)%	2.22%	24.80%	13.14%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.49%	0.66%

Total expenses after fees waived	0.50	%(e)	0.50%	0.50%	0.50%	0.49%	0.49%

Net investment income	0.59	%(e)	1.68%	1.94%	1.58%	2.16%	1.98%

Supplemental Data
Net assets, end of period (000)	$908,909		$558,558	$452,328	$440,538	$501,330	$216,863

Portfolio turnover rate(f)	27	%(d)	20%	16%	33%	15%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Small-Cap ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$44.74		$41.51	$47.64	$49.23	$43.27	$40.06

Net investment income(a)	0.20		0.85	0.99	1.10	1.04	0.90
Net realized and unrealized gain (loss)(b)	11.90		3.52	(5.98)	(1.22)	5.81	3.36

Net increase (decrease) from investment operations	12.10		4.37	(4.99)	(0.12)	6.85	4.26

Distributions(c)
From net investment income		(0.84)	(1.14)	(1.14)	(1.47)	(0.89)	(1.05)

Total distributions		(0.84)	(1.14)	(1.14)	(1.47)	(0.89)	(1.05)

Net asset value, end of period	$56.00		$44.74	$41.51	$47.64	$49.23	$43.27

Total Return
Based on net asset value	27.22	%(d)	10.68%	(10.50)%	(0.38)%	16.17%	10.83%

Ratios to Average Net Assets
Total expenses	0.70	%(e)	0.71%	0.69%	0.67%	0.69%	0.71%

Net investment income	0.80	%(e)	2.07%	2.25%	2.14%	2.32%	2.20%

Supplemental Data
Net assets, end of period (000)	$280,017		$212,511	$238,702	$262,024	$253,519	$121,151

Portfolio turnover rate(f)	23	%(d)	46%	29%	39%	19%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	73

Notes to Consolidated Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core MSCI Emerging Markets	Diversified
MSCI BRIC(a)	Diversified
MSCI Emerging Markets Asia	Diversified
MSCI Emerging Markets Small-Cap	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Basis of Consolidation: The accompanying consolidated financial statements for each Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the Subsidiary of iShares Core MSCI Emerging Markets ETF, iShares MSCI BRIC ETF, iShares MSCI Emerging Markets Asia ETF and iShares MSCI Emerging Markets Small-Cap ETF as of period end were $7,542,532,054, $0, $102,571,788 and $46,200,427, which is 9.9%, 0.0%, 11.3% and 16.5% of each respective Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

Effective November 10, 2020, MSCI BRIC transferred all of the assets of MSCI BRIC’s wholly owned Mauritius Subsidiary to MSCI BRIC through on-exchange transactions in India. MSCI BRIC recognized a realized gain/loss of $7,368,287 as a result of this transaction. After the transfer, MSCI BRIC began making new investments in India directly.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the consolidated statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the consolidated statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The consolidated statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Each of the iShares Core MSCI Emerging Markets ETF, iShares MSCI Emerging Markets Asia ETF and iShares MSCI Emerging Markets Small-Cap ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, each Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, each Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against each Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by each Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	75

Notes to Consolidated Financial Statements (unaudited) (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the consolidated schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s consolidated schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the consolidated statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core MSCI Emerging Markets
Barclays Bank PLC	$7,044,297	$7,044,297		$—	$—
Barclays Capital Inc.	9,370,742	9,370,742		—	—
BNP Paribas Prime Brokerage International Ltd.	3,221,869	3,221,869		—	—
BofA Securities, Inc.	87,409,603	87,409,603		—	—
Citadel Clearing LLC	388,841	388,841		—	—
Citigroup Global Markets Inc.	151,716,803	151,716,803		—	—
Citigroup Global Markets Ltd.	24,137,958	24,137,958		—	—
Credit Suisse Securities (Europe) Ltd.	69,874,311	69,874,311		—	—
Credit Suisse Securities (USA) LLC	87,143,769	87,143,769		—	—
Deutsche Bank Securities Inc.	3,436,240	3,436,240		—	—
Goldman Sachs & Co.	59,689,821	59,689,821		—	—
Goldman Sachs International	38,545,932	38,545,932		—	—
HSBC Bank PLC	53,132,846	53,132,846		—	—
Jefferies LLC	5,382,413	5,382,413		—	—
JPMorgan Securities LLC	348,816,063	348,816,063		—	—
JPMorgan Securities PLC	443,292,638	443,292,638		—	—
Macquarie Bank Limited	39,460,052	39,460,052		—	—
Morgan Stanley & Co. International PLC	207,971,316	207,971,316		—	—
Morgan Stanley & Co. LLC	361,600,257	361,600,257		—	—
National Financial Services LLC	880,752	880,752		—	—
Nomura Securities International Inc.	118,206	118,206		—	—
RBC Capital Markets LLC	69,236	69,236		—	—
SG Americas Securities LLC	30,133,138	30,133,138		—	—
State Street Bank & Trust Company	1,020,031	1,020,031		—	—
TD Prime Services LLC	5,348,883	5,348,883		—	—
UBS AG	31,255,426	31,255,426		—	—
UBS Europe SE	3,206,444	3,206,444		—	—
UBS Securities LLC	1,523,011	1,523,011		—	—
Wells Fargo Bank, National Association	5,896,045	5,896,045		—	—
Wells Fargo Securities LLC	560,456	560,456		—	—

	$2,081,647,399	$2,081,647,399		$—	$—

MSCI BRIC
BNP Paribas Prime Brokerage International Ltd.	$263,978	$263,978		$—	$—
BofA Securities, Inc.	151,011	151,011		—	—
Citigroup Global Markets Inc.	269,471	269,471		—	—
JPMorgan Securities LLC	1,211,048	1,211,048		—	—
Macquarie Bank Limited	113,769	112,323		—	(1,446	)(b)
Morgan Stanley & Co. LLC	1,255,362	1,255,362		—	—

	$3,264,639	$3,263,193		$—	$(1,446)

MSCI Emerging Markets Asia
Barclays Bank PLC	$118,912	$118,912		$—	$—
BNP Paribas Prime Brokerage International Ltd.	96,969	96,969		—	—
BofA Securities, Inc.	651,151	651,151		—	—
Citigroup Global Markets Inc.	975,153	975,153		—	—
JPMorgan Securities LLC	1,543,971	1,543,971		—	—
JPMorgan Securities PLC	334,280	334,280		—	—
Macquarie Bank Limited	351,627	351,627		—	—
Morgan Stanley & Co. LLC	4,676,216	4,676,216		—	—
RBC Capital Markets LLC	226,768	226,768		—	—
SG Americas Securities LLC	492,995	492,995		—	—
State Street Bank & Trust Company	119,297	119,297		—	—
Wells Fargo Bank, National Association	1,103,072	1,103,072		—	—

	$10,690,411	$10,690,411		$—	$—

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	77

Notes to Consolidated Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Emerging Markets Small-Cap
Barclays Bank PLC	$229,039	$229,039		$—	$—
Barclays Capital Inc.	131,807	131,807		—	—
BofA Securities, Inc.	655,711	655,711		—	—
Citadel Clearing LLC	438,141	438,141		—	—
Citigroup Global Markets Inc.	52,152	52,152		—	—
Credit Suisse Securities (USA) LLC	200,629	200,629		—	—
Deutsche Bank Securities Inc.	42	42		—	—
Goldman Sachs & Co.	833,936	833,936		—	—
HSBC Bank PLC	191,923	191,923		—	—
Jefferies LLC	9,650	9,650		—	—
JPMorgan Securities LLC	1,116,786	1,116,786		—	—
Macquarie Bank Limited	134,915	134,915		—	—
Morgan Stanley & Co. International PLC	5,133	5,133		—	—
Morgan Stanley & Co. LLC	1,805,665	1,805,665		—	—
SG Americas Securities LLC	681,913	681,913		—	—
UBS AG	708,902	708,902		—	—

	$7,196,344	$7,196,344		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s consolidated statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the consolidated statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the consolidated statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core MSCI Emerging Markets	0.11%
MSCI Emerging Markets Asia	0.49

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Notes to Consolidated Financial Statements (unaudited) (continued)

Effective December 17, 2020, for its investment advisory services to the iShares Core MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.11%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 17, 2020, BFA was entitled to an annual investment advisory fee of 0.13%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares MSCI BRIC and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Core MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee through December 31, 2025 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.11% of average daily net assets.

This amount is included in investment advisory fees waived in the Consolidated Statements of Operations. For the six months ended February 28, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
Core MSCI Emerging Markets	$201,571

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its consolidated statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core MSCI Emerging Markets	$4,590,627
MSCI BRIC	3,437
MSCI Emerging Markets Asia	16,413
MSCI Emerging Markets Small-Cap	45,751

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	79

Notes to Consolidated Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core MSCI Emerging Markets	$153,789,126	$98,504,621	$(1,849,547)
MSCI BRIC	248,320	38,831	(9,812)
MSCI Emerging Markets Asia	11,289,751	3,179,852	(231,779)
MSCI Emerging Markets Small-Cap	2,811,123	9,761,890	5,026,702

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the consolidated statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Core MSCI Emerging Markets	$10,723,730,429	$3,249,412,860
MSCI BRIC	138,392,510	112,159,810
MSCI Emerging Markets Asia	387,375,714	177,371,640
MSCI Emerging Markets Small-Cap	65,347,166	54,296,367

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI Emerging Markets	$2,532,872,726	$127,288,024
MSCI BRIC	26,763,183	64,240,484
MSCI Emerging Markets Asia	65,345,577	46,253,151
MSCI Emerging Markets Small-Cap	3,895,770	1,731,247

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core MSCI Emerging Markets	$5,649,652,160
MSCI BRIC	226,973,428
MSCI Emerging Markets Asia	57,878,724
MSCI Emerging Markets Small-Cap	40,215,642

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Consolidated Financial Statements (unaudited) (continued)

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI Emerging Markets	$58,071,523,928	$25,546,587,683	$(5,310,961,695)	$20,235,625,988
MSCI BRIC	156,472,983	42,039,258	(20,909,398)	21,129,860
MSCI Emerging Markets Asia	714,932,215	237,530,873	(31,641,692)	205,889,181
MSCI Emerging Markets Small-Cap	242,187,551	75,922,074	(30,972,512)	44,949,562

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Funds, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

For the six months ended February 28, 2021, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Core MSCI Emerging Markets	$77,811,000	$1,289,685	1.12%
MSCI BRIC	41,000,000	1,612,155	1.14
MSCI Emerging Markets Asia	475,000	20,994	1.16
MSCI Emerging Markets Small-Cap	9,309,000	404,923	1.15

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	81

Notes to Consolidated Financial Statements (unaudited) (continued)

illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the consolidated statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

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Notes to Consolidated Financial Statements (unaudited) (continued)

	Six Months Ended 02/28/21		Year Ended 08/31/20
iShares ETF	Shares	Amount	Shares	Amount

Core MSCI Emerging Markets
Shares sold	163,200,000	$10,135,430,029	69,600,000	$3,678,834,697
Shares redeemed	(5,400,000)	(281,130,721)	(142,800,000)	(6,311,553,264)

Net increase (decrease)	157,800,000	$9,854,299,308	(73,200,000)	$(2,632,718,567)

MSCI BRIC
Shares sold	2,150,000	$97,551,512	2,200,000	$100,056,145
Shares redeemed	(2,050,000)	(106,595,541)	(3,100,000)	(128,258,911)

Net increase (decrease)	100,000	$(9,044,029)	(900,000)	$(28,202,766)

MSCI Emerging Markets Asia
Shares sold	3,800,000	$335,474,380	1,450,000	$106,385,007
Shares redeemed	(1,300,000)	(101,494,626)	(1,250,000)	(80,932,101)

Net increase	2,500,000	$233,979,754	200,000	$25,452,906

MSCI Emerging Markets Small-Cap
Shares sold	400,000	$21,647,767	1,050,000	$46,923,657
Shares redeemed	(150,000)	(6,873,204)	(2,050,000)	(87,194,181)

Net increase (decrease)	250,000	$14,774,563	(1,000,000)	$(40,270,524)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the consolidated statement of assets and liabilities.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

The Board has approved the transfer of assets that are invested in India from MSCI Emerging Markets Asia’s wholly-owned Mauritius subsidiary to MSCI Emerging Markets Asia through on-exchange transactions in India. The transfer is expected to occur during the second quarter of 2021. MSCI Emerging Markets Asia will incur transaction costs from the transfer. After the transfer is completed, MSCI Emerging Markets Asia will make new investments in India directly.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	83

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core MSCI Emerging Markets ETF, iShares MSCI BRIC ETF, iShares MSCI Emerging Markets Asia ETF and iShares MSCI Emerging Markets Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core MSCI Emerging Markets(a)	$0.603262	$—	$0.120237	$0.723499	83%	—%	17%	100%
MSCI BRIC(a)	0.258031	—	0.124950	0.382981	67	—	33	100
MSCI Emerging Markets Asia(a)	0.619997	—	0.146118	0.766115	81	—	19	100
MSCI Emerging Markets Small-Cap(a)	0.588780	—	0.253951	0.842731	70	—	30	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	85

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

G L O S S A R Y OF T E R M S U S E D I N T H I S R E P O R T	87

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-810-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares, Inc.

🌑	iShares MSCI Frontier 100 ETF | FM | NYSE Arca

🌑	iShares MSCI World ETF | URTH | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® MSCI Frontier 100 ETF

Investment Objective

The iShares MSCI Frontier 100 ETF (the “Fund”) seeks to track the investment results of an index composed of frontier market equities, as represented by the MSCI Frontier Markets 100 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

On December 10-11, 2020, the Board approved a proposal to amend the Fund’s investment objective to “track the investment results of an index composed primarily of frontier market equities along with select emerging market equities”, change the index to “MSCI Frontier and Emerging Markets Select Index” and change the name of the Fund to “iShares MSCI Frontier and Select EM ETF.” These changes will become effective on March 1, 2021.

Performance

	Average Annual Total Returns				Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	15.44%	7.67%	7.14%	5.60%	7.67%	41.17%	58.62%
Fund Market	13.76	8.25	7.00	5.34	8.25	40.27	55.40
Index	15.36	10.70	8.95	7.10	10.70	53.49	78.70

The inception date of the Fund was 9/12/12. The first day of secondary market trading was 9/13/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,154.40	$4.22		$1,000.00	$1,020.90	$3.96		0.79%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	44.4%
Communication Services	15.8
Consumer Staples	8.2
Real Estate	6.7
Industrials	6.3
Materials	6.2
Energy	5.9
Health Care	3.2
Utilities	1.4
Consumer Discretionary	1.4
Information Technology	0.5

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Kuwait	19.5%
Vietnam	15.7
Morocco	11.4
Kenya	8.9
Romania	8.3
Nigeria	7.7
Bahrain	7.5
Bangladesh	7.0
Kazakhstan	4.1
Oman	3.8

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Fund Summary as of February 28, 2021	iShares® MSCI World ETF

Investment Objective

The iShares MSCI World ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, as represented by the MSCI World Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns				Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	11.81%	29.58%	14.37%	11.69%	29.58%	95.66%	174.54%
Fund Market	11.79	28.69	14.33	11.66	28.69	95.36	174.03
Index	11.73	29.34	14.10	11.47	29.34	93.43	169.71

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,118.10	$1.26		$1,000.00	$1,023.60	$1.20		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	21.9%
Financials	13.5
Health Care	12.5
Consumer Discretionary	12.1
Industrials	10.6
Communication Services	9.2
Consumer Staples	6.9
Materials	4.6
Energy	3.2
Utilities	2.9
Real Estate	2.6

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	65.5%
Japan	7.7
United Kingdom	4.3
France	3.4
Canada	3.3
Switzerland	2.9
Germany	2.8
Australia	2.3
Netherlands	1.5
Hong Kong	1.0

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.4%
Globant SA(a)	8,326	$1,787,759
Grupo Financiero Galicia SA, ADR	15,509	115,542

		1,903,301

Bahrain — 7.3%
Ahli United Bank BSC	32,139,009	23,893,200
Aluminium Bahrain BSC(a)	874,831	1,199,384
Bahrain Telecommunications Co. BSC	2,514,772	3,674,461
GFH Financial Group, NVS	1,196,115	210,516
GFH Financial Group BSC	10,403,673	1,812,709
Ithmaar Holding BSC(a)(b)	7,341,331	524,433

		31,314,703

Bangladesh — 6.9%
Bangladesh Export Import Co. Ltd.	4,162,819	4,197,429
Beximco Pharmaceuticals Ltd.	2,241,800	4,798,475
BRAC Bank Ltd.	4,459,835	2,298,423
City Bank Ltd. (The)	3,966,065	1,178,664
GrameenPhone Ltd.	611,735	2,444,199
LafargeHolcim Bangladesh Ltd.	2,616,705	1,629,365
National Bank Ltd.	12,244,015	1,082,966
Olympic Industries Ltd.	864,100	1,709,959
Square Pharmaceuticals Ltd.	3,468,923	8,787,366
Summit Power Ltd.	2,505,606	1,314,930

		29,441,776

Colombia — 0.1%
Bancolombia SA	17,221	149,537
Ecopetrol SA	164,747	102,508
Grupo Argos SA	23,124	85,050
Grupo de Inversiones Suramericana SA	15	98
Interconexion Electrica SA ESP	17,329	114,054

		451,247

Croatia — 0.4%
Valamar Riviera DD(a)	367,464	1,811,921

Egypt — 0.2%
Commercial International Bank Egypt SAE	222,423	883,458
Eastern Co. SAE	111,363	105,334

		988,792

Estonia — 0.9%
LHV Group AS	81,289	2,249,644
Tallink Grupp AS(a)	1,707,627	1,372,139
Tallinna Sadam AS(c)	65,190	144,803

		3,766,586

Jordan — 1.3%
Arab Bank PLC(a)	475,848	2,758,442
Jordan Islamic Bank(a)	310,660	1,283,828
Jordan Petroleum Refinery Co.	425,368	1,613,878

		5,656,148

Kazakhstan — 4.0%
Halyk Savings Bank of Kazakhstan JSC, GDR	591,457	7,718,514
Kaspi.KZ JSC(a)	18,542	1,307,211
NAC Kazatomprom JSC, GDR	368,734	8,112,148

		17,137,873

Kenya — 8.7%
East African Breweries Ltd.	2,323,334	3,512,509
Equity Group Holdings PLC/Kenya(a)	16,260,666	5,612,744
KCB Group Ltd.	15,108,016	5,331,836

Security	Shares	Value

Kenya (continued)
Safaricom PLC	64,224,005	$22,665,575

		37,122,664

Kuwait — 19.1%
Agility Public Warehousing Co. KSC	2,596,553	5,662,399
ALAFCO Aviation Lease & Finance Co. KSCP	834,448	548,671
Alimtiaz Investment Group KSC(a)	2,175,722	797,968
Boubyan Bank KSCP	1,918,064	3,498,336
Boubyan Petrochemicals Co. KSCP	937,621	2,230,587
Burgan Bank SAK	2,001,434	1,474,706
Gulf Bank KSCP	3,585,800	2,559,170
Humansoft Holding Co. KSC(a)	216,618	2,739,128
Integrated Holding Co. KCSC	405,564	553,438
Jazeera Airways Co. KSCP(a)	240,491	506,966
Kuwait Finance House KSCP	6,226,084	14,852,908
Kuwait International Bank KSCP	1,476,686	966,079
Kuwait Projects Co. Holding KSCP	1,808,965	1,022,082
Mabanee Co. KPSC	1,314,071	3,048,002
Mezzan Holding Co. KSCC	281,040	541,372
Mobile Telecommunications Co. KSC	4,770,073	9,882,160
National Bank of Kuwait SAKP	10,000,733	27,261,208
National Industries Group Holding SAK	2,470,573	1,559,159
National Real Estate Co. KPSC(a)	2,081,552	604,554
Warba Bank KSCP(a)	1,953,790	1,504,157

		81,813,050

Lithuania — 0.1%
AB Ignitis Grupe, NVS	6,112	154,310
Siauliu Bankas AB(a)	404,560	252,402

		406,712

Mauritius — 0.3%
Lighthouse Capital Ltd.(d)	2,891,967	1,298,366

Morocco — 11.1%
Attijariwafa Bank	245,488	11,571,834
Banque Centrale Populaire	159,885	4,480,780
Ciments du Maroc SA	20,654	3,843,423
Co. Sucrerie Marocaine et de Raffinage	165,483	4,338,999
Hightech Payment Systems SA(a)	321	241,094
Label Vie	6,490	2,377,567
Maroc Telecom	1,080,758	16,628,258
Societe d’Exploitation des Ports	129,048	3,081,320
TOTAL Maroc SA	8,267	1,195,483

		47,758,758

Nigeria — 7.6%
Access Bank PLC	101,166,493	1,772,025
Afriland Properties PLC(a)	8,020	34
Dangote Cement PLC	14,756,551	6,892,656
FBN Holdings PLC	95,143,544	1,484,724
Guaranty Trust Bank PLC	83,793,514	5,515,072
MTN Nigeria Communications PLC	14,286,260	5,277,727
Nestle Nigeria PLC	1,593,880	4,906,849
United Bank for Africa PLC	97,653,005	1,689,749
Zenith Bank PLC	90,720,921	4,902,012

		32,440,848

Oman — 3.7%
Bank Dhofar SAOG	39,196	10,486
Bank Muscat SAOG	7,765,372	8,148,598
Bank Nizwa SAOG(a)	5,647,337	1,452,173
National Bank of Oman SAOG	134,073	44,575
Oman Telecommunications Co. SAOG	1,725,324	3,441,685

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Frontier 100 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oman (continued)
Omani Qatari Telecommunications Co. SAOG	1,817,654	$1,945,126
Sohar International Bank SAOG(a)	3,359,949	698,171

		15,740,814

Panama — 0.0%
Intercorp Financial Services Inc.	3,741	130,561

Peru — 0.6%
Cia. de Minas Buenaventura SAA, ADR(a)	13,356	147,717
Credicorp Ltd.	10,880	1,740,909
Southern Copper Corp.	8,938	637,548

		2,526,174

Philippines — 0.5%
Aboitiz Equity Ventures Inc.	123,000	106,852
Ayala Corp.	7,380	113,772
Ayala Land Inc.	157,100	126,438
Bank of the Philippine Islands	51,170	93,861
BDO Unibank Inc.	54,010	117,437
Globe Telecom Inc.	3,110	129,861
GT Capital Holdings Inc.	8,890	102,514
International Container Terminal Services Inc.	42,890	105,987
JG Summit Holdings Inc.	79,400	105,468
Jollibee Foods Corp.	30,600	112,890
Manila Electric Co.	15,720	87,801
Metro Pacific Investments Corp.	1,257,000	105,441
Metropolitan Bank & Trust Co.	121,600	127,064
PLDT Inc.	4,545	120,650
SM Investments Corp.	6,590	137,043
SM Prime Holdings Inc.	165,200	123,083
Universal Robina Corp.	46,140	121,436

		1,937,598

Romania — 8.1%
Banca Transilvania SA	25,972,906	13,902,568
BRD-Groupe Societe Generale SA(a)	1,223,194	4,397,426
OMV Petrom SA	64,473,709	6,019,355
Societatea Energetica Electrica SA	831,234	2,886,912
Societatea Nationala de Gaze Naturale ROMGAZ SA	678,186	5,360,787
Transelectrica SA	23,061	158,461
Transgaz SA Medias	27,781	2,033,439

		34,758,948

Slovenia — 0.0%
Pozavarovalnica Sava dd(a)	1,900	52,582

Sri Lanka — 1.1%
Commercial Bank of Ceylon PLC	384,784	175,680
John Keells Holdings PLC	4,431,014	3,468,582
Sampath Bank PLC	1,308,410	1,047,764

		4,692,026

Vietnam — 15.3%
An PHAT Holdings JSC(a)	59,370	176,693
Bank for Foreign Trade of Vietnam JSC	944,680	4,030,481
Bank for Investment and Development of Vietnam JSC	416,950	789,826
Bao Viet Holdings	158,410	406,753
Ho Chi Minh City Development Joint Stock Commercial Bank(a)	1,220,292	1,333,406
Hoa Phat Group JSC	4,399,106	8,715,453
Hoa Sen Group(a)	245,490	282,644
Hoang Huy Investment Financial Services JSC	473,830	448,786
KIDO Group Corp.	127,620	267,255
Kinh Bac City Development Share Holding Corp.(a)	596,720	1,011,104

Security	Shares	Value

Vietnam (continued)
Masan Group Corp.	1,209,580	$4,745,512
No Va Land Investment Group Corp.(a)	555,220	1,920,166
PetroVietnam Drilling & Well Services JSC(a)	98,900	100,548
PetroVietnam Gas JSC	160,200	621,548
PetroVietnam Power Corp.	1,215,140	665,208
PetroVietnam Technical Services Corp.	570,798	557,989
Phat Dat Real Estate Development Corp.(a)	111,300	304,647
Saigon - Hanoi Commercial Joint Stock Bank(a)	1,078,500	745,037
Saigon Beer Alcohol Beverage Corp.	157,680	1,287,939
Saigon Thuong Tin Commercial JSB(a)	1,140,380	909,173
SSI Securities Corp.	957,730	1,381,471
Thanh Thanh Cong - Bien Hoa JSC	678,590	639,776
Vietjet Aviation JSC(a)	385,990	2,265,646
Vietnam Dairy Products JSC	2,074,474	9,445,610
Vietnam Electrical Equipment JSC(a)	641,690	588,259
Vietnam National Petroleum Group	267,320	675,951
Viglacera Corp. JSC	729,260	1,181,822
Vincom Retail JSC(a)	1,413,380	2,038,721
Vingroup JSC(a)	2,052,220	9,718,766
Vinh Hoan Corp.	246,000	425,382
Vinhomes JSC(a)(c)	1,834,260	8,096,836

		65,778,408

Total Common Stocks — 97.7% (Cost: $326,064,835)		418,929,856

Preferred Stocks

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	38,871	333,232

Total Preferred Stocks — 0.1% (Cost: $333,732)		333,232

Rights

Vietnam — 0.0%
NO VA Land Investment Group (Expires 03/09/21)(a)(b)	565,820	41,764

Total Rights — 0.0% (Cost: $0)		41,764

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	20,316	20,328

Total Short-Term Investments — 0.0% (Cost: $20,325)		20,328

Total Investments in Securities — 97.8% (Cost: $326,418,892)		419,325,180

Other Assets, Less Liabilities — 2.2%		9,308,335

Net Assets — 100.0%		$428,633,515

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Frontier 100 ETF

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,350	$—	$(1	)(a)	$(23)	$2	$20,328	20,316	$47	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	680,000	—	(680,000	)(a)	—	—	—	—	194		—

					$(23)	$2	$20,328		$241		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	134	03/19/21	$8,965	$536,092

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	8,356,117	NGN	3,723,485,718	CITI	10/28/21	$92,652

	Net unrealized appreciation					$92,652

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Equity Contracts	Foreign Currency Exchange Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$536,092	$—	$536,092
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$92,652	$92,652

	$536,092	$92,652	$628,744

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Frontier 100 ETF

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Equity Contracts	Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$1,756,750	$—	$1,756,750
Forward foreign currency exchange contracts	—	(1,388,237)	(1,388,237)

	$1,756,750	$(1,388,237)	$368,513

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$253,411	$—	$253,411
Forward foreign currency exchange contracts	—	462,662	462,662

	$253,411	$462,662	$716,073

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,465,870
Forward foreign currency exchange contracts:
Average amounts sold — in USD	$8,155,035

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$536,092	$—
Forward foreign currency exchange contracts	92,652	—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	628,744	—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(536,092)	—

Total derivative assets and liabilities subject to an MNA	92,652	—

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Net Amount of Derivative Assets	(a)

Citibank N.A	$92,652	$—	$92,652

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Frontier 100 ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$385,964,575	$32,440,848	$524,433	$418,929,856
Preferred Stocks	333,232	—	—	333,232
Rights	—	—	41,764	41,764
Money Market Funds	20,328	—	—	20,328

	$386,318,135	$32,440,848	$566,197	$419,325,180

Derivative financial instruments(a)
Assets
Futures Contracts	$536,092	$—	$—	$536,092
Forward Foreign Currency Exchange Contracts	—	92,652	—	92,652

	$536,092	$92,652	$—	$628,744

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
Afterpay Ltd.(a)	5,063	$468,491
AGL Energy Ltd.	18,589	134,849
APA Group	35,433	254,845
Aristocrat Leisure Ltd.	14,952	351,442
ASX Ltd.	5,699	298,262
Aurizon Holdings Ltd.	50,621	149,317
Australia & New Zealand Banking Group Ltd.	56,317	1,141,028
BHP Group Ltd.	61,186	2,327,298
BHP Group PLC	46,569	1,477,630
BlueScope Steel Ltd.	14,638	189,030
Brambles Ltd.	35,427	271,533
Cochlear Ltd.	1,999	327,184
Coles Group Ltd.	25,702	305,044
Commonwealth Bank of Australia	37,306	2,355,641
Computershare Ltd.	16,184	166,269
Crown Resorts Ltd.	10,912	84,058
CSL Ltd.	9,847	2,001,867
Dexus	30,605	210,880
Fortescue Metals Group Ltd.	36,543	682,110
Goodman Group	40,031	513,228
GPT Group (The)	70,497	233,051
Insurance Australia Group Ltd.	53,721	207,538
James Hardie Industries PLC	14,053	397,223
Lendlease Corp. Ltd.	21,021	216,450
Macquarie Group Ltd.	6,762	745,903
Magellan Financial Group Ltd.	4,900	164,793
Medibank Pvt Ltd.	71,074	152,421
Mirvac Group	142,996	246,878
National Australia Bank Ltd.	69,457	1,324,982
Newcrest Mining Ltd.	17,936	342,152
Northern Star Resources Ltd.	24,892	196,761
Oil Search Ltd.	42,410	139,215
Orica Ltd.	10,912	106,108
Origin Energy Ltd.	48,621	169,391
QBE Insurance Group Ltd.	37,113	266,929
Ramsay Health Care Ltd.	4,127	210,878
Rio Tinto Ltd.	4,989	491,269
Santos Ltd.	45,986	257,405
Scentre Group	126,091	281,145
Sonic Healthcare Ltd.	12,893	316,721
South32 Ltd.	119,578	256,439
Stockland	53,937	174,131
Suncorp Group Ltd.	30,519	234,860
Sydney Airport(a)	33,130	150,305
Tabcorp Holdings Ltd.	57,264	197,285
Telstra Corp. Ltd.	101,202	241,320
Transurban Group	64,979	643,926
Treasury Wine Estates Ltd.	22,371	188,784
Vicinity Centres	97,413	123,684
Wesfarmers Ltd.	20,350	775,775
Westpac Banking Corp.	71,582	1,320,075
Woodside Petroleum Ltd.	18,158	345,403
Woolworths Group Ltd.	27,562	840,737

		25,669,943

Austria — 0.1%
Erste Group Bank AG(a)	7,773	257,477
OMV AG	4,732	228,944

Security	Shares	Value

Australia (continued)
Raiffeisen Bank International AG(a)	6,500	$132,705

		619,126

Belgium — 0.3%
Ageas SA/NV	5,888	332,043
Anheuser-Busch InBev SA/NV	15,356	884,612
Etablissements Franz Colruyt NV	1,582	95,320
Galapagos NV(a)	1,176	97,436
Groupe Bruxelles Lambert SA	4,537	452,456
KBC Group NV(a)	3,536	255,889
Proximus SADP	4,832	95,015
Solvay SA	1,604	196,835
UCB SA	3,296	329,817
Umicore SA	5,405	319,238

		3,058,661

Canada — 3.2%
Agnico Eagle Mines Ltd.	5,543	311,039
Algonquin Power & Utilities Corp.	13,845	215,549
Alimentation Couche-Tard Inc., Class B	19,558	590,911
Bank of Montreal	13,572	1,114,705
Bank of Nova Scotia (The)	25,298	1,486,707
Barrick Gold Corp.	41,164	772,231
Bausch Health Cos Inc.(a)	7,306	231,126
BCE Inc.	3,300	141,879
BlackBerry Ltd.(a)	21,096	214,459
Brookfield Asset Management Inc., Class A	27,739	1,126,212
CAE Inc.	6,016	160,047
Cameco Corp.	12,413	195,804
Canadian Imperial Bank of Commerce	9,609	890,540
Canadian National Railway Co.	15,042	1,650,461
Canadian Natural Resources Ltd.	26,567	728,389
Canadian Pacific Railway Ltd.	3,004	1,076,125
Canadian Tire Corp. Ltd., Class A, NVS	2,077	269,780
Canadian Utilities Ltd., Class A, NVS	8,880	211,268
Canopy Growth Corp.(a)(b)	5,034	166,607
CCL Industries Inc., Class B, NVS	3,216	170,275
CGI Inc.(a)	5,696	427,425
Constellation Software Inc.	541	704,120
Dollarama Inc.	7,756	296,701
Emera Inc.	5,146	203,808
Enbridge Inc.	42,987	1,459,385
Fairfax Financial Holdings Ltd.	638	261,252
First Quantum Minerals Ltd.	16,795	363,892
Fortis Inc.	9,164	354,689
Franco-Nevada Corp.	4,352	468,407
George Weston Ltd.	3,466	255,898
Gildan Activewear Inc.	4,510	137,758
Great-West Lifeco Inc.	8,318	213,995
Hydro One Ltd.(c)	7,034	150,125
IGM Financial Inc.	4,563	125,140
Imperial Oil Ltd.	7,197	158,550
Intact Financial Corp.	3,008	337,960
Inter Pipeline Ltd.	16,094	227,681
Kinross Gold Corp.	48,041	300,161
Kirkland Lake Gold Ltd.	6,146	202,051
Loblaw Companies Ltd.	4,565	221,147
Magna International Inc.	6,895	583,788
Manulife Financial Corp.	39,901	799,596
Metro Inc.	6,973	291,368
National Bank of Canada	8,838	559,600

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Nutrien Ltd.	12,545	$680,660
Onex Corp.	3,360	189,073
Open Text Corp.	7,005	313,620
Pembina Pipeline Corp.	12,748	325,849
Power Corp. of Canada	13,552	328,417
Restaurant Brands International Inc.	5,600	337,637
RioCan REIT	3,377	50,575
Ritchie Bros Auctioneers Inc.	2,331	127,874
Rogers Communications Inc., Class B, NVS	8,733	380,293
Royal Bank of Canada	30,107	2,576,931
Saputo Inc.	7,965	225,486
Shaw Communications Inc., Class B, NVS	12,482	218,386
Shopify Inc., Class A(a)	2,356	3,068,253
Sun Life Financial Inc.	11,875	574,427
Suncor Energy Inc.	34,311	684,865
TC Energy Corp.	19,466	819,540
Teck Resources Ltd., Class B	11,019	230,650
TELUS Corp.	19,064	383,991
Thomson Reuters Corp.	3,931	343,730
Toronto-Dominion Bank (The)	39,220	2,389,756
Waste Connections Inc.	6,289	614,372
Wheaton Precious Metals Corp.	10,328	371,351
WSP Global Inc.	3,517	306,196

		36,370,543

Denmark — 0.7%
AP Moller - Maersk A/S, Class A	164	331,145
Carlsberg AS, Class B	2,891	457,747
Chr Hansen Holding A/S(a)	2,410	208,024
Coloplast A/S, Class B	2,996	459,114
Danske Bank A/S(a)	18,084	335,630
Demant A/S(a)	4,908	203,410
DSV Panalpina A/S	4,967	917,795
Genmab A/S(a)	1,633	551,775
Novo Nordisk A/S, Class B	38,128	2,725,673
Novozymes A/S, Class B	5,839	362,945
Orsted A/S(c)	4,079	664,492
Vestas Wind Systems A/S	4,748	894,767

		8,112,517

Finland — 0.4%
Elisa OYJ	4,140	247,990
Fortum OYJ	11,231	282,050
Kesko OYJ, Class B	12,843	327,989
Kone OYJ, Class B	7,581	608,056
Neste OYJ	10,095	667,315
Nokia OYJ(a)	116,623	467,138
Nordea Bank Abp	69,703	633,294
Sampo OYJ, Class A	8,320	372,344
Stora Enso OYJ, Class R	21,762	431,220
UPM-Kymmene OYJ	9,804	376,043
Wartsila OYJ Abp	12,294	141,793

		4,555,232

France — 3.4%
Accor SA(a)	4,928	206,724
Air Liquide SA	10,257	1,552,508
Airbus SE(a)	12,317	1,433,890
Alstom SA(a)	6,509	326,612
Atos SE(a)	3,201	251,073
AXA SA	42,123	1,063,481
BioMerieux	882	112,624

Security	Shares	Value

France (continued)
BNP Paribas SA(a)	24,435	$1,461,457
Bollore SA	61,973	298,334
Bouygues SA	7,561	307,998
Bureau Veritas SA(a)	7,774	211,274
Capgemini SE	3,584	579,237
Carrefour SA	14,237	249,622
Cie. de Saint-Gobain(a)	11,093	598,101
Cie. Generale des Etablissements Michelin SCA	4,064	590,713
Credit Agricole SA(a)	25,492	359,393
Danone SA	13,232	906,804
Dassault Systemes SE	3,002	626,374
Edenred	6,525	363,451
Electricite de France SA(a)	15,387	185,049
Engie SA(a)	36,305	532,550
EssilorLuxottica SA	6,203	1,016,442
Eurofins Scientific SE(a)	3,364	300,688
Getlink SE(a)	17,955	295,742
Hermes International	748	838,194
Iliad SA	720	128,119
Ipsen SA	986	84,554
Kering SA	1,632	1,039,786
Klepierre SA	6,488	153,959
Legrand SA	6,525	569,610
L’Oreal SA	5,410	1,988,384
LVMH Moet Hennessy Louis Vuitton SE	5,724	3,647,590
Orange SA	39,709	460,202
Pernod Ricard SA	4,445	848,957
Publicis Groupe SA	4,837	284,986
Renault SA(a)	4,078	183,764
Safran SA(a)	7,104	976,536
Sanofi	24,026	2,210,537
Sartorius Stedim Biotech	592	260,122
Schneider Electric SE	11,315	1,687,240
SCOR SE(a)	5,021	167,477
SES SA	8,925	71,672
Societe Generale SA(a)	16,128	401,997
Sodexo SA(a)	2,365	227,412
STMicroelectronics NV	16,001	620,922
Suez SA	9,725	203,622
Teleperformance	1,591	566,022
Thales SA	3,008	286,393
TOTAL SE	52,957	2,466,714
Ubisoft Entertainment SA(a)	2,613	214,341
Unibail-Rodamco-Westfield	2,843	209,880
Valeo SA	5,987	212,488
Veolia Environnement SA	12,369	335,551
Vinci SA	11,514	1,202,469
Vivendi SE	19,140	663,742
Worldline SA(a)(c)	6,950	622,570

		37,665,953

Germany — 2.6%
adidas AG(a)	3,968	1,391,446
Allianz SE, Registered	9,021	2,187,748
BASF SE	19,713	1,620,619
Bayer AG, Registered	21,228	1,291,419
Bayerische Motoren Werke AG	6,528	566,544
Beiersdorf AG	3,630	360,859
Brenntag SE	5,120	399,354
Commerzbank AG(a)	26,995	177,922
Continental AG(a)	2,287	330,062

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Covestro AG(c)	3,931	$286,096
Daimler AG, Registered	18,546	1,491,363
Delivery Hero SE(a)(c)	3,038	389,771
Deutsche Bank AG, Registered(a)	45,404	562,908
Deutsche Boerse AG	4,713	775,433
Deutsche Lufthansa AG, Registered(a)(b)	6,800	101,398
Deutsche Post AG, Registered	21,757	1,084,339
Deutsche Telekom AG, Registered	68,407	1,247,977
Deutsche Wohnen SE	7,566	357,702
E.ON SE	50,486	517,815
Fresenius Medical Care AG & Co. KGaA	5,216	363,157
Fresenius SE & Co. KGaA	8,528	366,850
GEA Group AG	4,928	171,194
Hannover Rueck SE	1,497	254,933
HeidelbergCement AG	3,776	300,115
HelloFresh SE(a)	4,214	329,914
Infineon Technologies AG	27,407	1,197,598
LANXESS AG	3,488	259,613
LEG Immobilien AG	1,823	250,351
Merck KGaA	3,096	505,629
MTU Aero Engines AG	1,280	306,072
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	3,104	915,535
Puma SE(a)	3,435	366,824
RWE AG	14,333	545,234
SAP SE	22,080	2,735,280
Scout24 AG(c)	2,758	209,061
Siemens AG, Registered	16,528	2,567,494
Siemens Healthineers AG(c)	5,798	322,534
Symrise AG	3,002	352,431
TeamViewer AG(a)(c)	3,936	212,599
United Internet AG, Registered(d)	3,340	147,893
Vonovia SE	12,611	807,303
Zalando SE(a)(c)	3,905	402,985

		29,031,374

Hong Kong — 1.0%
AIA Group Ltd.	255,400	3,195,237
ASM Pacific Technology Ltd.	19,600	272,624
Bank of East Asia Ltd. (The)	30,600	72,266
BOC Hong Kong Holdings Ltd.	99,500	330,925
CK Asset Holdings Ltd.	57,500	337,631
CK Hutchison Holdings Ltd.	59,000	445,693
CLP Holdings Ltd.	49,500	482,726
Galaxy Entertainment Group Ltd.	44,000	402,148
Hang Seng Bank Ltd.(b)	20,400	394,465
Hong Kong & China Gas Co. Ltd.	311,419	469,697
Hong Kong Exchanges & Clearing Ltd.	26,500	1,616,506
Jardine Matheson Holdings Ltd.(b)	7,000	366,240
Link REIT	49,500	467,092
Melco Resorts & Entertainment Ltd., ADR	9,665	209,344
MTR Corp. Ltd.	50,000	300,038
New World Development Co. Ltd.	39,333	200,028
Power Assets Holdings Ltd.	49,000	272,245
Sands China Ltd.(a)	78,400	366,867
Sun Hung Kai Properties Ltd.	36,000	578,239
Techtronic Industries Co. Ltd.	38,500	587,623
WH Group Ltd.(c)	228,500	205,013
Wynn Macau Ltd.(a)	86,000	162,303

		11,734,950

Security	Shares	Value

Ireland — 0.6%
CRH PLC(a)	19,122	$830,928
Flutter Entertainment PLC(a)	3,351	648,554
Horizon Therapeutics PLC(a)	4,410	400,913
Kerry Group PLC, Class A	4,023	488,068
Kingspan Group PLC(a)	2,156	157,671
Linde PLC	11,316	2,764,159
Smurfit Kappa Group PLC	8,431	400,746
STERIS PLC	1,944	339,811
Trane Technologies PLC	5,881	901,205

		6,932,055

Israel — 0.2%
Bank Hapoalim BM(a)	58,649	416,051
Check Point Software Technologies Ltd.(a)(b)	2,745	302,609
CyberArk Software Ltd.(a)	864	126,861
Isracard Ltd.	1	3
Nice Ltd.(a)	1,728	401,759
Teva Pharmaceutical Industries Ltd., ADR(a)	26,809	288,465
Wix.com Ltd.(a)	1,078	375,758

		1,911,506

Italy — 0.7%
Amplifon SpA(a)	6,076	243,377
Assicurazioni Generali SpA(a)	22,401	422,810
Atlantia SpA(a)	13,795	259,956
CNH Industrial NV(a)	26,869	399,190
Enel SpA	178,298	1,697,584
Eni SpA	57,551	662,369
Ferrari NV	2,897	567,895
FinecoBank Banca Fineco SpA(a)	9,254	163,658
Intesa Sanpaolo SpA(a)	336,557	871,766
Mediobanca Banca di Credito Finanziario SpA(a)	19,348	202,390
Moncler SpA(a)	6,442	401,130
Snam SpA	76,450	398,647
Telecom Italia SpA/Milano	413,284	197,096
Tenaris SA	14,256	149,610
Terna Rete Elettrica Nazionale SpA	66,706	467,022
UniCredit SpA(a)	48,091	498,504

		7,603,004

Japan — 7.7%
Advantest Corp.	4,400	361,367
Aeon Co. Ltd.	19,700	592,257
Aisin Seiki Co. Ltd.	3,600	122,489
Ajinomoto Co. Inc.	16,500	328,173
ANA Holdings Inc.(a)	9,800	234,928
Asahi Group Holdings Ltd.	9,800	424,231
Asahi Kasei Corp.	29,500	317,317
Astellas Pharma Inc.	44,100	692,917
Bandai Namco Holdings Inc.	3,500	267,641
Bridgestone Corp.	9,800	382,746
Canon Inc.	19,600	421,748
Casio Computer Co. Ltd.	5,100	98,228
Central Japan Railway Co.	3,100	506,580
Chubu Electric Power Co. Inc.	19,600	240,539
Chugai Pharmaceutical Co. Ltd.	16,900	755,535
Chugoku Electric Power Co. Inc. (The)	16,500	196,842
Concordia Financial Group Ltd.	73,600	283,927
Daifuku Co. Ltd.	3,600	343,983
Dai-ichi Life Holdings Inc.	19,900	349,100
Daiichi Sankyo Co. Ltd.	36,600	1,034,034
Daikin Industries Ltd.	5,800	1,127,990

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daito Trust Construction Co. Ltd.	3,000	$332,551
Daiwa House Industry Co. Ltd.	16,600	467,898
Daiwa Securities Group Inc.	49,000	238,055
Denso Corp.	12,200	731,496
Dentsu Group Inc.	9,800	337,582
East Japan Railway Co.	6,500	479,355
Eisai Co. Ltd.	5,100	350,356
ENEOS Holdings Inc.	122,100	536,007
FANUC Corp.	4,500	1,112,540
Fast Retailing Co. Ltd.	1,400	1,379,763
Fuji Electric Co. Ltd.	3,600	149,352
FUJIFILM Holdings Corp.	9,900	564,042
Fujitsu Ltd.	4,000	576,685
Hakuhodo DY Holdings Inc.	16,600	273,291
Hamamatsu Photonics KK	6,100	358,992
Hankyu Hanshin Holdings Inc.	9,800	325,164
Hikari Tsushin Inc.	600	118,772
Hitachi Ltd.	19,600	897,030
Honda Motor Co. Ltd.	29,400	803,436
Hoya Corp.	9,900	1,124,366
Hulic Co. Ltd.	26,400	294,380
Idemitsu Kosan Co. Ltd.	9,800	256,084
Inpex Corp.	29,400	216,347
ITOCHU Corp.	32,300	960,451
Japan Airlines Co. Ltd.(a)	2,500	59,367
Japan Exchange Group Inc.	16,600	357,350
Japan Post Holdings Co. Ltd.	32,100	274,359
Japan Real Estate Investment Corp.	29	176,657
Japan Tobacco Inc.	29,400	531,209
JFE Holdings Inc.(a)	15,000	157,406
Kansai Electric Power Co. Inc. (The)	20,400	203,445
Kao Corp.	9,800	657,135
KDDI Corp.	39,200	1,210,512
Keyence Corp.	4,000	1,898,254
Kikkoman Corp.	3,300	217,749
Kintetsu Group Holdings Co. Ltd.	3,800	158,720
Kirin Holdings Co. Ltd.	19,600	384,218
Komatsu Ltd.	19,100	571,889
Konami Holdings Corp.	2,800	179,501
Kose Corp.	900	144,199
Kubota Corp.	29,400	664,356
Kuraray Co. Ltd.	20,700	231,598
Kyocera Corp.	9,800	630,828
Kyushu Electric Power Co. Inc.	19,600	168,331
Lixil Corp.	5,000	140,182
M3 Inc.	10,000	790,783
Makita Corp.	7,300	310,733
Marubeni Corp.	49,200	365,606
Mazda Motor Corp.	19,600	154,350
MEIJI Holdings Co. Ltd.	3,200	203,041
MINEBEA MITSUMI Inc.	16,500	404,989
Mitsubishi Chemical Holdings Corp.	41,800	290,254
Mitsubishi Corp.	29,400	828,686
Mitsubishi Electric Corp.	41,900	616,859
Mitsubishi Estate Co. Ltd.	29,400	507,201
Mitsubishi Heavy Industries Ltd.	9,900	285,087
Mitsubishi UFJ Financial Group Inc.	256,000	1,340,792
Mitsubishi UFJ Lease & Finance Co. Ltd.	54,200	290,484
Mitsui & Co. Ltd.	39,200	832,825
Mitsui Fudosan Co. Ltd.	26,300	592,454

Security	Shares	Value

Japan (continued)
Mizuho Financial Group Inc.	62,490	$914,416
MS&AD Insurance Group Holdings Inc.	11,500	323,822
Murata Manufacturing Co. Ltd.	12,100	1,031,351
Nagoya Railroad Co. Ltd.	9,900	251,263
NEC Corp.	3,600	195,983
Nexon Co. Ltd.	12,400	391,064
Nidec Corp.	10,900	1,383,218
Nintendo Co. Ltd.	2,500	1,519,382
Nippon Paint Holdings Co. Ltd.	4,100	304,787
Nippon Steel Corp.(a)	19,647	289,062
Nippon Telegraph & Telephone Corp.	29,400	761,078
Nissan Motor Co. Ltd.(a)	51,400	277,263
Nitori Holdings Co. Ltd.	1,700	317,134
Nitto Denko Corp.	3,500	298,620
Nomura Holdings Inc.	67,100	389,727
Nomura Real Estate Master Fund Inc.	166	248,517
Nomura Research Institute Ltd.	13,700	425,634
NTT Data Corp.	19,600	298,949
Obic Co. Ltd.	1,300	219,392
Odakyu Electric Railway Co. Ltd.	13,300	388,863
Oji Holdings Corp.	39,200	246,886
Olympus Corp.	29,900	625,840
Omron Corp.	3,800	306,026
Ono Pharmaceutical Co. Ltd.	9,800	263,443
Oriental Land Co. Ltd.	4,300	720,030
ORIX Corp.	35,400	598,584
Orix JREIT Inc.	98	166,767
Osaka Gas Co. Ltd.	9,800	175,322
Otsuka Corp.	6,000	278,769
Otsuka Holdings Co. Ltd.	9,900	392,506
Pan Pacific International Holdings Corp.	17,400	407,481
Panasonic Corp.	49,000	628,022
Rakuten Inc.	29,400	328,660
Recruit Holdings Co. Ltd.	29,400	1,457,306
Resona Holdings Inc.	73,400	294,661
Santen Pharmaceutical Co. Ltd.	19,600	268,962
Secom Co. Ltd.	4,000	346,386
Sekisui House Ltd.	19,600	367,385
Seven & i Holdings Co. Ltd.	19,800	750,259
SG Holdings Co. Ltd.	9,800	225,177
Shimano Inc.	1,400	312,878
Shin-Etsu Chemical Co. Ltd.	8,273	1,347,255
Shionogi & Co. Ltd.	7,200	365,812
Shiseido Co. Ltd.	9,800	727,871
SMC Corp.	1,200	708,466
Softbank Corp.	62,000	838,577
SoftBank Group Corp.	34,900	3,241,369
Sompo Holdings Inc.	9,900	379,125
Sony Corp.	29,400	3,068,594
Subaru Corp.	19,600	365,821
Sumitomo Chemical Co. Ltd.	54,000	261,029
Sumitomo Corp.	29,400	425,105
Sumitomo Electric Industries Ltd.	29,400	426,761
Sumitomo Metal Mining Co. Ltd.	9,800	472,983
Sumitomo Mitsui Financial Group Inc.	29,400	1,032,615
Sumitomo Mitsui Trust Holdings Inc.	9,900	325,416
Sumitomo Realty & Development Co. Ltd.	10,200	351,361
Suzuki Motor Corp.	9,900	427,352
Sysmex Corp.	4,000	416,182
T&D Holdings Inc.	19,600	264,179

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Takeda Pharmaceutical Co. Ltd.	33,226	$1,117,097
TDK Corp.	2,700	386,221
Terumo Corp.	9,800	363,430
Toho Co. Ltd.	3,200	120,143
Tokio Marine Holdings Inc.	15,500	764,234
Tokyo Electric Power Co. Holdings Inc.(a)	44,500	142,848
Tokyo Electron Ltd.	3,700	1,512,437
Tokyo Gas Co. Ltd.	9,800	202,549
Tokyu Corp.	13,500	185,508
Tokyu Fudosan Holdings Corp.	39,400	246,296
Toray Industries Inc.	45,700	298,804
Toshiba Corp.	9,800	308,607
Tosoh Corp.	9,800	179,369
Toyota Motor Corp.	47,400	3,502,724
Unicharm Corp.	9,900	391,763
United Urban Investment Corp.	124	170,160
USS Co. Ltd.	9,800	186,176
West Japan Railway Co.	5,900	360,734
Yakult Honsha Co. Ltd.	3,400	168,181
Yamaha Corp.	3,800	211,507
Yamaha Motor Co. Ltd.	9,800	213,311
Yamato Holdings Co. Ltd.	9,800	257,740
Yaskawa Electric Corp.	7,500	374,507
Yokogawa Electric Corp.	9,900	187,332
Z Holdings Corp.	64,200	390,780

		85,877,182

Netherlands — 1.5%
Adyen NV(a)(c)	392	911,651
Aegon NV	39,517	189,752
Akzo Nobel NV	3,790	393,602
ArcelorMittal SA(a)	15,960	375,008
Argenx SE(a)	1,177	396,591
ASM International NV	1,012	274,663
ASML Holding NV	9,038	5,105,040
Heineken Holding NV	5,197	449,138
Heineken NV	5,024	498,217
ING Groep NV	82,668	906,995
Just Eat Takeaway.com NV(a)(c)	2,548	247,050
Koninklijke Ahold Delhaize NV	24,554	650,912
Koninklijke DSM NV	4,151	688,005
Koninklijke KPN NV	87,418	287,340
Koninklijke Philips NV(a)	19,328	1,054,659
NN Group NV	7,453	345,574
NXP Semiconductors NV	6,120	1,117,206
Prosus NV	10,525	1,252,741
QIAGEN NV(a)	5,362	266,844
Randstad NV(a)	3,244	217,905
Stellantis NV(a)	22,506	366,714
Stellantis NV	24,332	396,762
Wolters Kluwer NV	5,931	472,834

		16,865,203

New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)	18,846	132,781
Fisher & Paykel Healthcare Corp. Ltd.	12,838	273,035
Spark New Zealand Ltd.	77,871	259,886
Xero Ltd.(a)	4,802	440,288

		1,105,990

Norway — 0.2%
Adevinta ASA(a)	5,163	72,601

Security	Shares	Value

Norway (continued)
DNB ASA	23,552	$461,222
Equinor ASA	20,547	389,491
Norsk Hydro ASA	36,666	204,362
Orkla ASA	24,874	230,659
Telenor ASA	16,818	273,693
Yara International ASA	5,696	275,541

		1,907,569

Portugal — 0.0%
EDP - Energias de Portugal SA	76,711	441,909
Galp Energia SGPS SA	14,423	162,531

		604,440

Singapore — 0.3%
Ascendas REIT	188,416	416,593
CapitaLand Integrated Commercial Trust	109,200	172,460
CapitaLand Ltd.	111,100	265,698
DBS Group Holdings Ltd.	38,300	767,325
Genting Singapore Ltd.	191,100	122,878
Keppel Corp. Ltd.(b)	34,200	130,658
Oversea-Chinese Banking Corp. Ltd.	61,200	505,819
Singapore Exchange Ltd.	7,500	56,347
Singapore Telecommunications Ltd.	188,500	333,139
United Overseas Bank Ltd.	32,900	610,643
Venture Corp. Ltd.	13,400	193,487
Wilmar International Ltd.	50,500	200,526

		3,775,573

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	6,699	206,046
Aena SME SA(a)(c)	1,981	338,799
Amadeus IT Group SA(a)	9,528	664,992
Banco Bilbao Vizcaya Argentaria SA	141,022	787,907
Banco Santander SA(a)	370,643	1,303,546
CaixaBank SA	100,668	294,113
Cellnex Telecom SA(c)	7,138	390,318
Enagas SA	2,268	47,804
Endesa SA	8,614	214,864
Ferrovial SA	9,832	246,319
Iberdrola SA	134,313	1,699,579
Industria de Diseno Textil SA	23,659	784,269
Naturgy Energy Group SA	9,416	236,698
Red Electrica Corp. SA	5,764	97,004
Repsol SA	34,148	431,690
Telefonica SA	103,363	442,379

		8,186,327

Sweden — 1.0%
Alfa Laval AB(a)	8,829	274,642
Assa Abloy AB, Class B	22,976	579,043
Atlas Copco AB, Class A	14,437	828,571
Atlas Copco AB, Class B	9,350	455,696
Boliden AB	7,575	301,644
Electrolux AB, Series B	6,429	152,649
Epiroc AB, Class A	12,413	264,807
Epiroc AB, Class B	10,624	210,201
Essity AB, Class B	13,277	401,150
Evolution Gaming Group AB(c)	3,320	415,588
Hennes & Mauritz AB, Class B(a)	17,859	423,083
Hexagon AB, Class B	6,019	504,157
Investor AB, Class B	9,472	704,528
Kinnevik AB, Class B	8,089	377,867
Lundin Energy AB	6,914	224,785

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Nibe Industrier AB, Class B	11,172	$352,845
Sandvik AB(a)	27,091	731,126
Skandinaviska Enskilda Banken AB, Class A(a)	37,513	433,984
Skanska AB, Class B	11,430	278,671
SKF AB, Class B	12,608	345,365
Svenska Handelsbanken AB, Class A(a)	30,662	324,940
Swedbank AB, Class A	18,154	319,895
Swedish Match AB	4,433	320,439
Telefonaktiebolaget LM Ericsson, Class B	60,816	763,087
Telia Co. AB	62,643	254,372
Volvo AB, Class B(a)	31,122	801,382

		11,044,517

Switzerland — 2.9%
ABB Ltd., Registered	40,928	1,180,867
Adecco Group AG, Registered	3,968	250,186
Alcon Inc.(a)	9,077	627,058
Baloise Holding AG, Registered	2,173	381,409
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	19	160,030
Cie. Financiere Richemont SA, Class A, Registered	11,296	1,092,791
Coca-Cola HBC AG	5,164	161,579
Credit Suisse Group AG, Registered	55,567	805,608
Geberit AG, Registered	1,117	661,588
Givaudan SA, Registered	196	741,955
Julius Baer Group Ltd.	7,012	432,199
Kuehne + Nagel International AG, Registered	1,696	404,095
LafargeHolcim Ltd., Registered	10,618	588,312
Logitech International SA, Registered	4,184	448,395
Lonza Group AG, Registered	1,792	1,135,811
Nestle SA, Registered	60,906	6,391,329
Novartis AG, Registered	47,915	4,138,378
Partners Group Holding AG	538	648,060
Roche Holding AG, Bearer	685	229,872
Roche Holding AG, NVS	15,006	4,938,736
Schindler Holding AG, Participation Certificates, NVS	823	225,636
Schindler Holding AG, Registered	1,084	290,009
SGS SA, Registered	98	280,912
Siemens Energy AG(a)	10,126	384,092
Sika AG, Registered	2,314	613,965
Sonova Holding AG, Registered(a)	1,210	311,154
Swatch Group AG (The), Bearer	925	277,102
Swiss Life Holding AG, Registered	727	363,219
Swiss Prime Site AG, Registered	3,406	320,171
Swiss Re AG	5,696	537,575
Swisscom AG, Registered	618	311,628
Temenos AG, Registered	1,889	256,130
UBS Group AG, Registered	81,960	1,276,523
Zurich Insurance Group AG	3,038	1,246,677

		32,113,051

United Kingdom — 4.3%
3i Group PLC	24,831	384,309
Admiral Group PLC	5,987	258,479
Amcor PLC	30,010	328,309
Anglo American PLC	26,380	1,022,551
Antofagasta PLC	11,971	298,331
Aptiv PLC	5,618	841,801
Ashtead Group PLC	11,510	624,375
Associated British Foods PLC(a)	8,637	285,945
AstraZeneca PLC	28,745	2,791,085

Security	Shares	Value

United Kingdom (continued)
Auto Trader Group PLC(c)	35,908	$276,217
Aviva PLC	83,511	422,543
BAE Systems PLC	70,784	478,883
Barclays PLC	318,537	710,774
BP PLC	433,581	1,768,559
British American Tobacco PLC	49,031	1,703,817
British Land Co. PLC (The)	32,055	219,420
BT Group PLC(a)	174,644	301,672
Bunzl PLC	10,451	326,860
Burberry Group PLC(a)	10,144	257,480
Coca-Cola European Partners PLC	5,599	285,269
Compass Group PLC(a)	38,342	779,967
Croda International PLC	5,721	493,350
Diageo PLC	50,813	1,998,048
Entain PLC(a)	12,936	255,553
Experian PLC	20,832	662,017
Ferguson PLC	5,025	592,386
GlaxoSmithKline PLC	108,388	1,804,507
Glencore PLC(a)	214,890	873,373
HSBC Holdings PLC(a)	429,973	2,562,083
Imperial Brands PLC	19,557	364,478
Informa PLC(a)	40,625	312,842
InterContinental Hotels Group PLC(a)	5,017	350,854
Intertek Group PLC	5,010	375,160
J Sainsbury PLC	51,082	161,547
Johnson Matthey PLC	6,726	287,281
Kingfisher PLC(a)	49,018	181,884
Land Securities Group PLC	22,113	205,593
Legal & General Group PLC	119,031	431,520
Lloyds Banking Group PLC(a)	1,510,146	823,421
London Stock Exchange Group PLC	7,467	1,004,083
M&G PLC	69,434	178,522
Melrose Industries PLC(a)	125,087	290,133
National Grid PLC	75,105	846,755
Natwest Group PLC(a)	114,390	294,589
Next PLC(a)	3,488	368,669
Ocado Group PLC(a)	10,192	313,488
Pearson PLC	18,234	191,452
Persimmon PLC	6,868	248,696
Prudential PLC	53,754	1,058,537
Reckitt Benckiser Group PLC	15,605	1,309,042
RELX PLC	42,834	1,013,575
Rentokil Initial PLC(a)	41,327	269,656
Rio Tinto PLC	27,856	2,409,558
Rolls-Royce Holdings PLC(a)	188,056	283,166
Royal Dutch Shell PLC, Class A	87,832	1,774,185
Royal Dutch Shell PLC, Class B	80,695	1,565,487
RSA Insurance Group PLC	22,737	214,700
Sage Group PLC (The)	31,613	246,891
Segro PLC	25,598	325,605
Severn Trent PLC	8,157	249,754
Smith & Nephew PLC	19,837	384,256
Smiths Group PLC	12,989	265,861
SSE PLC	21,398	396,245
Standard Chartered PLC(a)	64,818	418,765
Taylor Wimpey PLC(a)	84,021	185,132
Tesco PLC	167,212	525,536
Unilever PLC	55,889	2,916,909
United Utilities Group PLC	19,645	235,985
Vodafone Group PLC	582,579	993,858

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Whitbread PLC(a)	5,156	$244,732
WPP PLC	29,272	349,419

		48,475,784

United States — 65.2%
10X Genomics Inc., Class A(a)	2,156	383,746
3M Co.	12,261	2,146,411
Abbott Laboratories	38,136	4,567,930
AbbVie Inc.	37,804	4,073,003
ABIOMED Inc.(a)	1,195	387,837
Accenture PLC, Class A	13,454	3,375,609
Activision Blizzard Inc.	16,530	1,580,433
Adobe Inc.(a)	10,464	4,809,987
Advance Auto Parts Inc.	1,691	271,152
Advanced Micro Devices Inc.(a)	25,563	2,160,329
AES Corp. (The)	16,568	440,046
Aflac Inc.	16,128	772,370
Agilent Technologies Inc.	7,277	888,303
AGNC Investment Corp.	17,739	284,356
Air Products & Chemicals Inc.	4,837	1,236,434
Airbnb Inc., Class A(a)	1,120	231,112
Akamai Technologies Inc.(a)	3,476	328,482
Albemarle Corp.	2,659	418,021
Alexandria Real Estate Equities Inc.	2,503	399,704
Alexion Pharmaceuticals Inc.(a)	4,928	752,752
Align Technology Inc.(a)	1,718	974,295
Alleghany Corp.	371	239,826
Allegion PLC	2,480	269,774
Alliant Energy Corp.	5,104	235,601
Allstate Corp. (The)	6,213	662,306
Alnylam Pharmaceuticals Inc.(a)	2,994	443,411
Alphabet Inc., Class A(a)	6,373	12,885,632
Alphabet Inc., Class C, NVS(a)	6,370	12,974,798
Altria Group Inc.	39,026	1,701,534
Amazon.com Inc.(a)	9,114	28,188,964
Ameren Corp.	5,622	395,058
American Electric Power Co. Inc.	10,538	788,769
American Express Co.	14,407	1,948,691
American Financial Group Inc./OH	2,326	248,184
American International Group Inc.	17,555	771,542
American Tower Corp.	9,409	2,033,567
American Water Works Co. Inc.	4,629	656,763
Ameriprise Financial Inc.	2,614	578,321
AmerisourceBergen Corp.	3,584	362,772
AMETEK Inc.	5,647	666,177
Amgen Inc.	12,565	2,826,120
Amphenol Corp., Class A	6,703	842,433
Analog Devices Inc.	8,145	1,269,154
Annaly Capital Management Inc.	31,525	261,973
ANSYS Inc.(a)	2,168	739,266
Anthem Inc.	5,308	1,609,333
Aon PLC, Class A	4,943	1,125,571
Apple Inc.	364,947	44,253,473
Applied Materials Inc.	20,496	2,422,422
Arch Capital Group Ltd.(a)	8,862	317,437
Archer-Daniels-Midland Co.	12,899	729,825
Arista Networks Inc.(a)	1,179	329,931
Arrow Electronics Inc.(a)	2,903	291,055
Arthur J Gallagher & Co.	3,931	470,934
Assurant Inc.	2,176	268,127
AT&T Inc.	146,861	4,095,953

Security	Shares	Value

United States (continued)
Atmos Energy Corp.	3,271	$276,759
Autodesk Inc.(a)	4,930	1,360,680
Autoliv Inc.	2,861	257,490
Automatic Data Processing Inc.	9,278	1,614,558
AutoZone Inc.(a)	490	568,361
Avalara Inc.(a)	2,043	320,628
AvalonBay Communities Inc.	2,845	500,009
Avantor Inc.(a)	12,926	360,248
Avery Dennison Corp.	1,866	326,942
Baker Hughes Co.	13,988	342,426
Ball Corp.	7,660	654,087
Bank of America Corp.	163,574	5,677,654
Bank of New York Mellon Corp. (The)	16,590	699,434
Baxter International Inc.	10,619	824,990
Becton Dickinson and Co.	5,904	1,423,750
Berkshire Hathaway Inc., Class B(a)	29,858	7,181,148
Best Buy Co. Inc.	5,112	512,989
Biogen Inc.(a)	3,372	920,151
BioMarin Pharmaceutical Inc.(a)	3,947	305,616
Bio-Rad Laboratories Inc., Class A(a)	490	286,405
Black Knight Inc.(a)	1,764	135,282
BlackRock Inc.(e)	3,313	2,300,878
Blackstone Group Inc. (The), Class A	14,534	1,006,189
Boeing Co. (The)	11,289	2,393,381
Booking Holdings Inc.(a)	882	2,053,746
Booz Allen Hamilton Holding Corp.	2,979	229,800
BorgWarner Inc.	6,576	295,920
Boston Properties Inc.	3,584	355,282
Boston Scientific Corp.(a)	29,025	1,125,590
Bristol-Myers Squibb Co.	48,649	2,983,643
Broadcom Inc.	8,639	4,059,207
Broadridge Financial Solutions Inc.	1,862	265,316
Brown & Brown Inc.	6,329	290,501
Brown-Forman Corp., Class B, NVS	6,963	498,412
Bunge Ltd.	3,684	282,121
Burlington Stores Inc.(a)	1,112	287,808
Cable One Inc.	178	340,843
Cabot Oil & Gas Corp.	8,938	165,442
Cadence Design Systems Inc.(a)	6,963	982,410
Campbell Soup Co.	4,840	220,123
Capital One Financial Corp.	9,842	1,182,910
Cardinal Health Inc.	6,813	351,006
CarMax Inc.(a)	3,555	424,858
Carnival Corp.	13,034	348,660
Carrier Global Corp.	17,819	650,928
Carvana Co.(a)	1,372	388,962
Catalent Inc.(a)	3,529	401,283
Caterpillar Inc.	11,677	2,520,831
Cboe Global Markets Inc.	2,585	255,812
CBRE Group Inc., Class A(a)	7,485	567,138
CDW Corp./DE	3,024	474,435
Celanese Corp.	2,790	387,559
Centene Corp.(a)	12,872	753,527
CenterPoint Energy Inc.	15,190	295,294
Ceridian HCM Holding Inc.(a)	2,744	246,027
Cerner Corp.	7,213	498,707
CF Industries Holdings Inc.	5,204	235,637
CH Robinson Worldwide Inc.	3,186	289,448
Charles Schwab Corp. (The)	32,518	2,007,011
Charter Communications Inc., Class A(a)	3,137	1,924,299

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Cheniere Energy Inc.(a)	5,312	$357,976
Chevron Corp.	41,493	4,149,300
Chipotle Mexican Grill Inc.(a)	588	847,896
Chubb Ltd.	8,936	1,452,815
Church & Dwight Co. Inc.	6,256	492,660
Cigna Corp.	7,842	1,646,036
Cincinnati Financial Corp.	2,898	283,627
Cintas Corp.	1,967	637,977
Cisco Systems Inc.	88,854	3,986,879
Citigroup Inc.	44,039	2,901,289
Citizens Financial Group Inc.	9,624	418,067
Citrix Systems Inc.	2,504	334,484
Clorox Co. (The)	2,809	508,569
Cloudflare Inc., Class A(a)	4,018	297,211
CME Group Inc.	7,680	1,533,696
CMS Energy Corp.	6,708	362,970
Coca-Cola Co. (The)	86,380	4,231,756
Cognex Corp.	3,952	326,396
Cognizant Technology Solutions Corp., Class A	11,572	850,311
Colgate-Palmolive Co.	18,251	1,372,475
Comcast Corp., Class A	95,657	5,043,037
Conagra Brands Inc.	10,319	350,124
ConocoPhillips	28,891	1,502,621
Consolidated Edison Inc.	6,813	447,273
Constellation Brands Inc., Class A	3,683	788,678
Cooper Companies Inc. (The)	686	264,885
Copart Inc.(a)	4,928	537,940
Corning Inc.	15,222	582,089
Corteva Inc.	16,029	723,709
CoStar Group Inc.(a)	924	761,154
Costco Wholesale Corp.	9,573	3,168,663
Coupa Software Inc.(a)	1,494	517,312
Crowdstrike Holdings Inc., Class A(a)	3,748	809,568
Crown Castle International Corp.	9,229	1,437,417
Crown Holdings Inc.(a)	3,016	288,209
CSX Corp.	16,170	1,480,364
Cummins Inc.	3,584	907,469
CVS Health Corp.	27,796	1,893,741
Danaher Corp.	13,970	3,068,790
Darden Restaurants Inc.	3,005	412,677
Datadog Inc., Class A(a)	3,465	330,596
DaVita Inc.(a)	2,744	280,245
Deere & Co.	6,179	2,157,212
Dell Technologies Inc., Class C(a)	5,013	406,404
Delta Air Lines Inc.	2,648	126,945
DENTSPLY SIRONA Inc.	5,312	281,908
Devon Energy Corp.	12,944	278,814
DexCom Inc.(a)	2,163	860,398
Digital Realty Trust Inc.	5,703	768,365
Discover Financial Services	7,252	682,196
Discovery Inc., Class A(a)(b)	3,200	169,696
Discovery Inc., Class C, NVS(a)	8,366	376,470
DISH Network Corp., Class A(a)	6,313	198,923
DocuSign Inc.(a)	3,811	863,801
Dollar General Corp.	5,260	994,087
Dollar Tree Inc.(a)	5,024	493,357
Dominion Energy Inc.	16,977	1,159,869
Domino’s Pizza Inc.	826	286,217
Dover Corp.	3,103	382,476
Dow Inc.	16,029	950,680

Security	Shares	Value

United States (continued)
DR Horton Inc.	8,349	$641,788
DraftKings Inc., Class A(a)	4,704	289,437
DTE Energy Co.	4,064	478,414
Duke Energy Corp.	15,024	1,285,904
Duke Realty Corp.	8,738	342,967
DuPont de Nemours Inc.	11,484	807,555
Eastman Chemical Co.	3,584	391,588
Eaton Corp. PLC	9,280	1,208,163
eBay Inc.	15,117	852,901
Ecolab Inc.	5,693	1,191,886
Edison International	7,490	404,385
Edwards Lifesciences Corp.(a)	13,538	1,125,008
Elanco Animal Health Inc.(a)	10,686	351,142
Electronic Arts Inc.	6,572	880,451
Eli Lilly & Co.	18,649	3,820,994
Emerson Electric Co.	12,893	1,107,509
Enphase Energy Inc.(a)	2,646	465,855
Entergy Corp.	4,256	369,463
EOG Resources Inc.	12,167	785,502
EPAM Systems Inc.(a)	1,019	380,709
Equifax Inc.	2,653	429,468
Equinix Inc.	1,889	1,224,714
Equity LifeStyle Properties Inc.	3,736	230,324
Equity Residential	7,773	508,432
Essential Utilities Inc.	6,355	267,291
Essex Property Trust Inc.	1,597	406,900
Estee Lauder Companies Inc. (The), Class A	4,736	1,353,833
Etsy Inc.(a)	2,548	561,248
Everest Re Group Ltd.	1,092	264,057
Evergy Inc.	4,908	263,216
Eversource Energy	6,801	540,543
Exact Sciences Corp.(a)	3,172	431,773
Exelon Corp.	18,781	724,947
Expedia Group Inc.	3,141	505,701
Expeditors International of Washington Inc.	4,132	379,483
Extra Space Storage Inc.	1,274	160,142
Exxon Mobil Corp.	87,835	4,775,589
F5 Networks Inc.(a)	1,981	376,350
Facebook Inc., Class A(a)	51,286	13,212,299
FactSet Research Systems Inc.	773	234,922
Fair Isaac Corp.(a)	599	274,072
Fastenal Co.	11,805	547,398
FedEx Corp.	5,312	1,351,904
Fidelity National Financial Inc.	6,303	241,279
Fidelity National Information Services Inc.	13,649	1,883,562
Fifth Third Bancorp	14,963	519,066
First Republic Bank/CA	4,160	685,360
FirstEnergy Corp.	9,838	326,031
Fiserv Inc.(a)	12,660	1,460,584
FleetCor Technologies Inc.(a)	1,982	549,628
FMC Corp.	2,788	283,512
Ford Motor Co.	78,534	918,848
Fortinet Inc.(a)	3,061	516,850
Fortive Corp.	6,964	458,370
Fortune Brands Home & Security Inc.	3,259	270,953
Fox Corp., Class A, NVS	8,280	275,807
Franklin Resources Inc.	5,705	149,300
Freeport-McMoRan Inc.	31,399	1,064,740
Garmin Ltd.	3,583	444,364
Gartner Inc.(a)	2,273	406,958

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Generac Holdings Inc.(a)	1,274	$419,859
General Dynamics Corp.	4,914	803,292
General Electric Co.	190,472	2,388,519
General Mills Inc.	13,385	736,309
General Motors Co.	26,877	1,379,596
Genuine Parts Co.	3,578	376,942
Gilead Sciences Inc.	26,391	1,620,407
Global Payments Inc.	6,335	1,254,267
Globe Life Inc.	3,002	280,387
GoDaddy Inc., Class A(a)	3,250	263,640
Goldman Sachs Group Inc. (The)	7,013	2,240,513
Guidewire Software Inc.(a)	2,267	251,614
Halliburton Co.	17,614	384,514
Hartford Financial Services Group Inc. (The)	7,653	387,931
Hasbro Inc.	3,333	312,335
HCA Healthcare Inc.	5,787	995,538
Healthpeak Properties Inc.	11,401	331,655
HEICO Corp., Class A	1,663	192,509
Henry Schein Inc.(a)	3,693	228,412
Hershey Co. (The)	3,680	535,992
Hess Corp.	6,665	436,757
Hewlett Packard Enterprise Co.	23,756	345,887
Hilton Worldwide Holdings Inc.	6,086	752,716
Hologic Inc.(a)	5,901	425,403
Home Depot Inc. (The)	22,950	5,928,903
Honeywell International Inc.	14,223	2,878,024
Hormel Foods Corp.	7,485	347,079
Host Hotels & Resorts Inc.	15,190	252,002
Howmet Aerospace Inc.	10,238	287,790
HP Inc.	31,690	918,059
HubSpot Inc.(a)	882	454,230
Humana Inc.	2,899	1,100,605
Huntington Bancshares Inc./OH	27,995	429,443
IAC/InterActiveCorp.(a)	1,819	445,346
IDEX Corp.	294	57,380
IDEXX Laboratories Inc.(a)	2,077	1,080,393
IHS Markit Ltd.	8,930	805,129
Illinois Tool Works Inc.	6,909	1,396,862
Illumina Inc.(a)	3,197	1,404,794
Incyte Corp.(a)	4,452	350,194
Ingersoll Rand Inc.(a)	7,666	355,242
Insulet Corp.(a)	1,372	355,485
Intel Corp.	90,259	5,485,942
Intercontinental Exchange Inc.	12,113	1,336,185
International Business Machines Corp.	18,447	2,193,902
International Flavors & Fragrances Inc.	4,791	649,228
International Paper Co.	9,028	448,240
Interpublic Group of Companies Inc. (The)	12,080	315,530
Intuit Inc.	5,599	2,184,394
Intuitive Surgical Inc.(a)	2,566	1,890,629
Invitation Homes Inc.	11,130	324,328
IPG Photonics Corp.(a)	1,161	263,953
IQVIA Holdings Inc.(a)	3,747	722,384
Iron Mountain Inc.	6,768	235,459
Jack Henry & Associates Inc.	1,611	239,137
Jacobs Engineering Group Inc.	3,077	354,101
Jazz Pharmaceuticals PLC(a)	1,677	281,803
JB Hunt Transport Services Inc.	2,176	319,589
JM Smucker Co. (The)	2,941	329,392
Johnson & Johnson	56,259	8,914,801

Security	Shares	Value

United States (continued)
Johnson Controls International PLC	17,108	$954,455
JPMorgan Chase & Co.	63,555	9,353,389
Juniper Networks Inc.	11,416	265,764
Kansas City Southern	2,157	458,017
Kellogg Co.	5,987	345,510
Keurig Dr Pepper Inc.	7,573	231,128
KeyCorp	23,277	468,799
Keysight Technologies Inc.(a)	4,469	632,453
Kimberly-Clark Corp.	7,773	997,509
Kinder Morgan Inc./DE	47,395	696,707
KKR & Co. Inc.	9,842	448,402
KLA Corp.	3,770	1,173,337
Kraft Heinz Co. (The)	13,563	493,422
Kroger Co. (The)	15,841	510,239
L3Harris Technologies Inc.	4,931	896,998
Laboratory Corp. of America Holdings(a)	2,165	519,405
Lam Research Corp.	3,143	1,782,678
Lamb Weston Holdings Inc.	3,356	267,708
Las Vegas Sands Corp.	6,691	418,857
Leidos Holdings Inc.	2,156	190,698
Lennar Corp., Class A	6,242	517,899
Lennox International Inc.	904	252,912
Liberty Broadband Corp., Class C, NVS(a)	3,626	542,123
Liberty Global PLC, Class A(a)	5,666	139,525
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	5,239	229,992
Lincoln National Corp.	5,312	302,093
Live Nation Entertainment Inc.(a)	4,185	371,879
LKQ Corp.(a)	8,042	316,774
Lockheed Martin Corp.	5,436	1,795,239
Loews Corp.	7,581	362,448
Lowe’s Companies Inc.	16,104	2,572,614
Lululemon Athletica Inc.(a)	2,655	827,510
Lumen Technologies Inc.	22,402	275,321
LyondellBasell Industries NV, Class A	5,637	581,118
M&T Bank Corp.	2,710	409,047
Marathon Petroleum Corp.	14,114	770,907
Markel Corp.(a)	349	379,991
MarketAxess Holdings Inc.	801	445,308
Marriott International Inc./MD, Class A	6,129	907,521
Marsh & McLennan Companies Inc.	10,433	1,202,090
Martin Marietta Materials Inc.	1,401	471,955
Marvell Technology Group Ltd.	14,802	714,641
Masco Corp.	6,100	324,642
Masimo Corp.(a)	1,205	302,130
Mastercard Inc., Class A	19,287	6,824,705
Match Group Inc.(a)	5,405	826,154
Maxim Integrated Products Inc.	6,102	568,523
McCormick & Co. Inc./MD, NVS	5,606	472,474
McDonald’s Corp.	15,830	3,263,196
McKesson Corp.	3,469	588,065
Medical Properties Trust Inc.	13,952	301,224
Medtronic PLC	28,228	3,301,829
MercadoLibre Inc.(a)	980	1,605,348
Merck & Co. Inc.	54,213	3,936,948
MetLife Inc.	16,761	965,434
Mettler-Toledo International Inc.(a)	490	546,865
MGM Resorts International	11,083	418,827
Microchip Technology Inc.	5,500	839,465
Micron Technology Inc.(a)	24,043	2,200,656

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Microsoft Corp.	153,082	$35,573,195
Mid-America Apartment Communities Inc.	2,477	333,726
Moderna Inc.(a)	5,665	876,999
Mohawk Industries Inc.(a)	1,514	264,935
Molina Healthcare Inc.(a)	1,091	236,485
Molson Coors Beverage Co., Class B	4,549	202,203
Mondelez International Inc., Class A	29,845	1,586,560
MongoDB Inc.(a)	1,076	415,261
Monolithic Power Systems Inc.	882	330,327
Monster Beverage Corp.(a)	9,568	839,496
Moody’s Corp.	3,860	1,061,075
Morgan Stanley	29,479	2,266,051
Mosaic Co. (The)	8,453	248,518
Motorola Solutions Inc.	3,870	679,108
MSCI Inc.	1,820	754,426
Nasdaq Inc.	2,663	368,266
NetApp Inc.	5,696	356,570
Netflix Inc.(a)	9,475	5,105,604
Neurocrine Biosciences Inc.(a)	1,666	182,444
Newell Brands Inc.	9,411	218,053
Newmont Corp.	17,964	976,882
News Corp., Class A, NVS	10,222	239,706
NextEra Energy Inc.	40,380	2,967,122
Nike Inc., Class B	25,999	3,504,145
Norfolk Southern Corp.	5,591	1,409,267
Northern Trust Corp.	4,046	384,896
Northrop Grumman Corp.	3,290	959,561
NortonLifeLock Inc.	13,446	262,331
Novocure Ltd.(a)	2,254	336,071
NRG Energy Inc.	7,463	272,474
Nucor Corp.	6,909	413,296
NVIDIA Corp.	13,105	7,189,141
NVR Inc.(a)	98	441,082
Occidental Petroleum Corp.	17,864	475,361
Okta Inc.(a)	2,411	630,356
Old Dominion Freight Line Inc.	1,260	270,610
Omega Healthcare Investors Inc.	5,675	210,770
Omnicom Group Inc.	5,408	371,692
ON Semiconductor Corp.(a)	10,802	434,997
ONEOK Inc.	8,934	395,687
Oracle Corp.	42,041	2,712,065
O’Reilly Automotive Inc.(a)	1,595	713,491
Otis Worldwide Corp.	8,909	567,592
PACCAR Inc.	7,773	707,265
Packaging Corp. of America	2,095	276,582
Palo Alto Networks Inc.(a)	1,877	672,548
Parker-Hannifin Corp.	2,810	806,358
Paychex Inc.	7,785	708,980
Paycom Software Inc.(a)	1,129	422,517
PayPal Holdings Inc.(a)	24,120	6,267,582
Peloton Interactive Inc., Class A(a)	5,225	629,456
Pentair PLC	4,655	260,354
PepsiCo Inc.	28,359	3,663,699
PerkinElmer Inc.	1,764	222,423
Pfizer Inc.	119,809	4,012,403
PG&E Corp.(a)	30,357	319,052
Philip Morris International Inc.	32,869	2,761,653
Phillips 66	9,568	794,622
Pinnacle West Capital Corp.	3,099	216,713
Pinterest Inc., Class A(a)	10,948	882,190

Security	Shares	Value

United States (continued)
Pioneer Natural Resources Co.	3,974	$590,417
Plug Power Inc.(a)	10,013	484,429
PNC Financial Services Group Inc. (The)	8,925	1,502,613
Pool Corp.	588	196,845
PPG Industries Inc.	4,810	648,484
PPL Corp.	14,325	375,172
Principal Financial Group Inc.	6,818	385,762
Procter & Gamble Co. (The)	52,933	6,538,814
Progressive Corp. (The)	12,008	1,032,088
Prologis Inc.	15,919	1,577,095
Prudential Financial Inc.	8,335	722,811
PTC Inc.(a)	3,026	414,380
Public Service Enterprise Group Inc.	11,195	602,627
Public Storage	3,392	793,524
PulteGroup Inc.	7,567	341,347
Qorvo Inc.(a)	2,790	487,497
QUALCOMM Inc.	24,258	3,303,697
Quest Diagnostics Inc.	3,200	369,888
Raymond James Financial Inc.	2,978	347,652
Raytheon Technologies Corp.	32,908	2,369,047
Realty Income Corp.	7,019	422,965
Regency Centers Corp.	4,832	264,697
Regeneron Pharmaceuticals Inc.(a)	2,117	953,857
Regions Financial Corp.	23,178	478,162
Reinsurance Group of America Inc.	1,373	167,822
RenaissanceRe Holdings Ltd.	1,226	204,717
Republic Services Inc.	5,847	520,909
ResMed Inc.	3,302	636,560
RingCentral Inc., Class A(a)	1,568	592,955
Robert Half International Inc.	3,968	308,671
Rockwell Automation Inc.	2,450	596,036
Roku Inc.(a)	2,360	933,333
Roper Technologies Inc.	2,361	891,561
Ross Stores Inc.	7,768	906,060
Royal Caribbean Cruises Ltd.	3,825	356,758
RPM International Inc.	2,870	228,567
S&P Global Inc.	5,399	1,778,215
salesforce.com Inc.(a)	19,404	4,200,966
Sarepta Therapeutics Inc.(a)	1,864	162,280
SBA Communications Corp.	2,451	625,324
Schlumberger Ltd.	25,108	700,764
Seagate Technology PLC	5,504	403,058
Seagen Inc.(a)	2,769	418,424
SEI Investments Co.	5,702	319,312
Sempra Energy	6,481	751,666
ServiceNow Inc.(a)	4,259	2,272,006
Sherwin-Williams Co. (The)	1,789	1,217,128
Simon Property Group Inc.	6,470	730,592
Sirius XM Holdings Inc.(b)	35,134	205,534
Skyworks Solutions Inc.	3,964	704,878
Slack Technologies Inc., Class A(a)	9,837	402,628
Snap Inc., Class A, NVS(a)	19,600	1,286,936
Snap-on Inc.	1,508	306,290
Snowflake Inc., Class A(a)	822	213,342
SolarEdge Technologies Inc.(a)	1,078	321,578
Southern Co. (The)	22,460	1,273,931
Southwest Airlines Co.	3,782	219,848
Splunk Inc.(a)	3,096	442,759
Square Inc., Class A(a)	8,226	1,892,227
SS&C Technologies Holdings Inc.	5,713	378,658

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Stanley Black & Decker Inc.	3,584	$626,627
Starbucks Corp.	23,817	2,572,951
State Street Corp.	7,671	558,219
Stryker Corp.	7,107	1,724,798
Sun Communities Inc.	1,914	290,832
Sunrun Inc.(a)	2,443	152,883
SVB Financial Group(a)	1,213	613,002
Synchrony Financial	11,281	436,349
Synopsys Inc.(a)	3,238	793,990
Sysco Corp.	10,412	829,108
T Rowe Price Group Inc.	5,318	862,261
Take-Two Interactive Software Inc.(a)	2,711	500,071
Target Corp.	10,808	1,982,620
TE Connectivity Ltd.	6,603	858,588
Teladoc Health Inc.(a)	2,472	546,534
Teledyne Technologies Inc.(a)	832	308,672
Teleflex Inc.	1,104	439,524
Teradyne Inc.	3,430	441,132
Tesla Inc.(a)	16,224	10,959,312
Texas Instruments Inc.	19,164	3,301,382
Textron Inc.	6,410	322,679
Thermo Fisher Scientific Inc.	8,447	3,801,826
TJX Companies Inc. (The)	26,206	1,729,334
T-Mobile U.S. Inc.(a)	11,874	1,424,524
Tractor Supply Co.	2,416	384,047
Trade Desk Inc. (The), Class A(a)	930	749,013
TransDigm Group Inc.(a)	1,116	643,564
TransUnion	4,745	399,576
Travelers Companies Inc. (The)	4,901	713,096
Trimble Inc.(a)	6,813	505,116
Truist Financial Corp.	29,423	1,675,934
Twilio Inc., Class A(a)	3,069	1,205,749
Twitter Inc.(a)	16,270	1,253,766
Tyler Technologies Inc.(a)	739	342,467
Tyson Foods Inc., Class A	6,225	421,246
U.S. Bancorp	28,437	1,421,850
Uber Technologies Inc.(a)	20,417	1,056,580
UDR Inc.	7,485	308,157
Ulta Beauty Inc.(a)	1,308	421,608
Union Pacific Corp.	14,260	2,936,990
United Parcel Service Inc., Class B	15,110	2,384,811
United Rentals Inc.(a)	1,883	559,967
UnitedHealth Group Inc.	20,229	6,720,478
Universal Health Services Inc., Class B	1,685	211,181
Vail Resorts Inc.	859	265,586
Valero Energy Corp.	8,586	660,950
Varian Medical Systems Inc.(a)	1,874	328,456
Veeva Systems Inc., Class A(a)	3,100	868,341
Ventas Inc.	7,783	411,721
VEREIT Inc.	6,738	262,782
VeriSign Inc.(a)	2,218	430,359
Verisk Analytics Inc.	2,990	489,912
Verizon Communications Inc.	86,254	4,769,846
Vertex Pharmaceuticals Inc.(a)	5,696	1,210,685
VF Corp.	7,197	569,499
ViacomCBS Inc., Class B, NVS	12,335	795,484
Viatris Inc.(a)	27,706	411,434
VICI Properties Inc.	8,526	242,991
Visa Inc., Class A	35,541	7,548,553
Vistra Corp.	12,879	222,163

Security	Shares	Value

United States (continued)
VMware Inc., Class A(a)(b)	1,789	$247,258
Vornado Realty Trust	5,375	230,803
Vulcan Materials Co.	2,904	484,939
Walgreens Boots Alliance Inc.	14,750	706,968
Walmart Inc.	30,286	3,934,757
Walt Disney Co. (The)(a)	38,644	7,305,262
Waste Management Inc.	9,899	1,097,700
Waters Corp.(a)	1,413	386,992
Wayfair Inc., Class A(a)(b)	1,603	463,235
WEC Energy Group Inc.	7,485	603,590
Wells Fargo & Co.	80,012	2,894,034
Welltower Inc.	8,845	600,576
West Pharmaceutical Services Inc.	1,765	495,347
Western Digital Corp.	6,384	437,496
Western Union Co. (The)	9,734	226,023
Westinghouse Air Brake Technologies Corp.	4,339	314,274
Westrock Co.	6,861	299,071
Weyerhaeuser Co.	16,512	559,261
Whirlpool Corp.	1,475	280,368
Williams Companies Inc. (The)	26,508	605,443
Willis Towers Watson PLC	2,557	564,176
Workday Inc., Class A(a)	3,395	832,386
WP Carey Inc.	3,724	255,243
WR Berkley Corp.	4,610	319,611
WW Grainger Inc.	885	329,848
Wynn Resorts Ltd.	2,559	337,097
Xcel Energy Inc.	11,493	673,375
Xilinx Inc.	5,600	729,680
XPO Logistics Inc.(a)	2,844	331,610
Xylem Inc./NY	4,256	423,727
Yum! Brands Inc.	6,904	714,771
Zebra Technologies Corp., Class A(a)	1,230	614,299
Zendesk Inc.(a)	2,352	343,721
Zillow Group Inc., Class C, NVS(a)	4,478	722,436
Zimmer Biomet Holdings Inc.	4,355	710,126
Zoetis Inc.	10,231	1,588,260
Zoom Video Communications Inc., Class A(a)	4,167	1,556,833
Zscaler Inc.(a)	1,542	316,156

		731,283,971

Total Common Stocks — 99.4% (Cost: $919,873,090)		1,114,504,471

Preferred Stocks

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	4,549	450,450
Porsche Automobil Holding SE, Preference Shares, NVS	4,950	398,832
Sartorius AG, Preference Shares, NVS	918	474,010
Volkswagen AG, Preference Shares, NVS	4,544	954,293

		2,277,585

Total Preferred Stocks — 0.2% (Cost: $1,975,854)		2,277,585

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	2,373,977	2,375,401

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI World ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	1,360,000	$1,360,000

		3,735,401

Total Short-Term Investments — 0.3% (Cost: $3,732,287)		3,735,401

Total Investments in Securities — 99.9% (Cost: $925,581,231)		1,120,517,457

Other Assets, Less Liabilities — 0.1%		666,427

Net Assets — 100.0%		$1,121,183,884

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,703,021	$—	$(6,324,203	)(a)	$(532)	$(2,885)	$2,375,401	2,373,977	$20,838	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,510,000	—	(150,000	)(a)	—	—	1,360,000	1,360,000	724		—
BlackRock Inc.	1,850,902	187,483	(96,064)		44,279	314,278	2,300,878	3,313	23,813		—

					$43,747	$311,393	$6,036,279		$45,375		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	14	03/19/21	$616	$1
FTSE 100 Index	3	03/19/21	270	(4,548)
S&P 500 E-Mini Index	16	03/19/21	3,048	42,022
TOPIX Index	2	03/11/21	352	1,566

				$39,041

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$43,589

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI World ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,548

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$715,603

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(245,848)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,147,356

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,114,504,471	$—	$—	$1,114,504,471
Preferred Stocks	2,277,585	—	—	2,277,585
Money Market Funds	3,735,401	—	—	3,735,401

	$1,120,517,457	$—	$—	$1,120,517,457

Derivative financial instruments(a)
Assets
Futures Contracts	$43,589	$—	$—	$43,589
Liabilities
Futures Contracts	(4,548)	—	—	(4,548)

	$39,041	$—	$—	$39,041

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2021

	iShares MSCI Frontier 100 ETF	iShares MSCI World ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$419,304,852	$1,114,481,178
Affiliated(c)	20,328	6,036,279
Cash	969,421	9,495
Foreign currency, at value(d)	8,867,522	1,742,287
Cash pledged:
Futures contracts	678,000	207,999
Foreign currency collateral pledged:
Futures contracts(e)	—	131,759
Receivables:
Investments sold	12,100,618	1,533,739
Securities lending income — Affiliated	4	5,112
Dividends	291,868	1,506,333
Tax reclaims	—	263,724
Unrealized appreciation on:
Forward foreign currency exchange contracts	92,652	—

Total assets	442,325,265	1,125,917,905

LIABILITIES
Collateral on securities loaned, at value	16,592	2,386,730
Payables:
Investments purchased	12,219,840	2,092,707
Variation margin on futures contracts	133,567	44,337
Bank borrowings	1,060,099	—
Investment advisory fees	261,652	210,247

Total liabilities	13,691,750	4,734,021

NET ASSETS	$428,633,515	$1,121,183,884

NET ASSETS CONSIST OF:
Paid-in capital	$538,042,778	$936,916,255
Accumulated earnings (loss)	(109,409,263)	184,267,629

NET ASSETS	$428,633,515	$1,121,183,884

Shares outstanding	14,550,000	9,800,000

Net asset value	$29.46	$114.41

Shares authorized	500 million	500 million

Par value	$0.001	$0.001

(a) Securities loaned, at value	$15,519	$2,330,891
(b) Investments, at cost — Unaffiliated	$326,398,567	$920,245,821
(c) Investments, at cost — Affiliated	$20,325	$5,335,410
(d) Foreign currency, at cost	$9,465,397	$1,717,636
(e) Foreign currency collateral pledged, at cost	$—	$135,400

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Operations (unaudited)

Six Months Ended February 28, 2021

	iShares MSCI Frontier 100 ETF	iShares MSCI World ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,380,315	$9,198,869
Dividends — Affiliated	194	24,537
Securities lending income — Affiliated — net	47	20,838
Foreign taxes withheld	(232,649)	(401,249)

Total investment income	2,147,907	8,842,995

EXPENSES
Investment advisory fees	1,583,112	1,291,462
Commitment fees	3,942	—
Interest expense	1,443	—

Total expenses	1,588,497	1,291,462

Net investment income	559,410	7,551,533

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	372,737	(3,042,262)
Investments — Affiliated	(23)	(532)
In-kind redemptions — Unaffiliated	—	15,831,352
In-kind redemptions — Affiliated	—	44,279
Futures contracts	1,756,750	715,603
Forward foreign currency exchange contracts	(1,388,237)	—
Foreign currency transactions	(6,854)	57,539

Net realized gain	734,373	13,605,979

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	54,887,813	104,664,274
Investments — Affiliated	2	311,393
Futures contracts	253,411	(245,848)
Forward foreign currency exchange contracts	462,662	—
Foreign currency translations	693,920	(34,941)

Net change in unrealized appreciation (depreciation)	56,297,808	104,694,878

Net realized and unrealized gain	57,032,181	118,300,857

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,591,591	$125,852,390

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$1,183	$—

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Frontier 100 ETF		iShares MSCI World ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$559,410	$14,110,013	$7,551,533	$15,923,685
Net realized gain (loss)	734,373	(31,959,120)	13,605,979	20,642,523
Net change in unrealized appreciation (depreciation)	56,297,808	(35,621,330)	104,694,878	51,273,524

Net increase (decrease) in net assets resulting from operations	57,591,591	(53,470,437)	125,852,390	87,839,732

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,727,339)	(11,997,936)	(8,094,067)	(16,143,838)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(57,630,046)	55,178,129	230,092,080

NET ASSETS
Total increase (decrease) in net assets	54,864,252	(123,098,419)	172,936,452	301,787,974
Beginning of period	373,769,263	496,867,682	948,247,432	646,459,458

End of period	$428,633,515	$373,769,263	$1,121,183,884	$948,247,432

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Frontier 100 ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$25.69		$28.97	$28.29	$30.62	$24.20	$26.20

Net investment income(a)	0.04		0.87	1.03	0.87	0.72	0.76
Net realized and unrealized gain (loss)(b)	3.92		(3.36)	0.76	(1.99)	6.00	(2.17)

Net increase (decrease) from investment operations	3.96		(2.49)	1.79	(1.12)	6.72	(1.41)

Distributions(c)
From net investment income		(0.19)	(0.79)	(1.11)	(1.21)	(0.30)	(0.59)

Total distributions		(0.19)	(0.79)	(1.11)	(1.21)	(0.30)	(0.59)

Net asset value, end of period	$29.46		$25.69	$28.97	$28.29	$30.62	$24.20

Total Return
Based on net asset value	15.44	%(d)	(8.44)%	6.45%	(3.92)%	27.91%	(5.45)%

Ratios to Average Net Assets
Total expenses	0.79	%(e)	0.79%	0.79%	0.81%	0.80%	0.79%

Net investment income	0.28	%(e)	3.27%	3.63%	2.69%	2.65%	3.03%

Supplemental Data
Net assets, end of period (000)	$428,634		$373,769	$496,868	$523,445	$627,626	$407,722

Portfolio turnover rate(f)	6	%(d)	25%	33%	35%	32%	20%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI World ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$103.07		$89.79	$91.33	$82.22	$72.15	$68.95

Net investment income(a)	0.75		1.76	1.96	1.84	1.74	1.62
Net realized and unrealized gain (loss)(b)	11.38		13.35	(1.52)	9.15	9.90	3.16

Net increase from investment operations	12.13		15.11	0.44	10.99	11.64	4.78

Distributions(c)
From net investment income		(0.79)	(1.83)	(1.98)	(1.88)	(1.57)	(1.58)

Total distributions		(0.79)	(1.83)	(1.98)	(1.88)	(1.57)	(1.58)

Net asset value, end of period	$114.41		$103.07	$89.79	$91.33	$82.22	$72.15

Total Return
Based on net asset value	11.81	%(d)	17.04%	0.61%	13.46%	16.29%	7.05%

Ratios to Average Net Assets
Total expenses	0.24	%(e)	0.24%	0.24%	0.24%	0.24%	0.24%

Net investment income	1.40	%(e)	1.90%	2.24%	2.09%	2.25%	2.34%

Supplemental Data
Net assets, end of period (000)	$1,121,184		$948,247	$646,459	$566,243	$509,769	$288,603

Portfolio turnover rate(f)	2	%(d)	7%	4%	3%	3%	5%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Frontier 100	Diversified
MSCI World	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Frontier 100
Goldman Sachs & Co.	$15,519	$15,519		$—	$—

MSCI World
BNP Paribas Securities Corp.	$389,256	$352,931		$—	$(36,325	)(b)
JPMorgan Securities LLC	231,861	231,861		—	—
Morgan Stanley & Co. LLC	1,424,825	1,424,825		—	—
UBS Securities LLC	244,770	244,770		—	—
Wells Fargo Securities LLC	40,179	40,179		—	—

	$2,330,891	$2,294,566		$—	$(36,325)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

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Notes to Financial Statements (unaudited) (continued)

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the statement of assets and liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the statement of assets and liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Frontier 100	0.79%
MSCI World	0.24

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2019, each Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Frontier 100	$16
MSCI World	6,159

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Frontier 100	$2,602,824	$—	$—
MSCI World	4,348,462	7,139,956	(1,157,556)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Frontier 100	$23,296,161	$23,207,949
MSCI World	29,418,894	26,102,884

For the six months ended February 28, 2021, in-kind transactions were as follows:

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	In-kind Purchases	In-kind Sales
MSCI World	$96,122,269	$43,779,727

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Frontier 100	$178,681,296
MSCI World	24,330,017

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Frontier 100	$350,267,262	$112,892,462	$(43,205,800)	$69,686,662
MSCI World	927,979,612	244,721,407	(52,144,521)	192,576,886

9.	LINE OF CREDIT

The iShares MSCI Frontier 100 ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

For the six months ended February 28, 2021, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI Frontier 100	$5,960,000	$248,066	1.15%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

MSCI Frontier 100
Shares sold	—	$—	400,000	$12,960,707
Shares redeemed	—	—	(3,000,000)	(70,590,753)

Net decrease	—	$—	(2,600,000)	$(57,630,046)

MSCI World
Shares sold	1,000,000	$100,652,683	5,500,000	$514,328,676
Shares redeemed	(400,000)	(45,474,554)	(3,500,000)	(284,236,596)

Net increase	600,000	$55,178,129	2,000,000	$230,092,080

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Frontier 100 ETF and iShares MSCI World ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Frontier 100(a)	$0.177992	$—	$0.009454	$0.187446	95%	—%	5%	100%
MSCI World(a)	0.745605	—	0.047931	0.793536	94	—	6	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	39

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

Counterparty Abbreviations

CITI	Citibank N.A.

Currency Abbreviations

NGN	Nigerian Naira

USD	United States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	41

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-811-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares, Inc.

🌑	iShares MSCI Global Agriculture Producers ETF | VEGI | NYSE Arca

🌑	iShares MSCI Global Energy Producers ETF | FILL | NYSE Arca

🌑	iShares MSCI Global Gold Miners ETF | RING | NASDAQ

🌑	iShares MSCI Global Metals & Mining Producers ETF | PICK | Cboe BZX

🌑	iShares MSCI Global Silver and Metals Miners ETF | SLVP | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® MSCI Global Agriculture Producers ETF

Investment Objective

The iShares MSCI Global Agriculture Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of agriculture, as represented by the MSCI ACWI Select Agriculture Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	35.75%	53.89%	14.52%	6.89%	53.89%	96.93%	83.10%
Fund Market	35.52	54.40	14.71	6.91	54.40	98.66	83.38
Index	36.00	54.18	14.63	6.96	54.18	97.92	84.23

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,357.50	$ 2.28		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Agricultural & Farm Machinery	32.9%
Fertilizers & Agricultural Chemicals	30.5
Agricultural Products	18.8
Packaged Foods & Meats	17.8

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	55.1%
Canada	6.3
Japan	6.2
Norway	6.1
China	3.5
Italy	3.0
India	2.7
Malaysia	2.1
Singapore	1.9
Saudi Arabia	1.9

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Global Energy Producers ETF

Investment Objective

The iShares MSCI Global Energy Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of energy exploration and production, as represented by the MSCI ACWI Select Energy Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	30.12%	9.32%	3.27%	(2.06)%	9.32%	17.44%	(17.20)%
Fund Market	30.44	8.60	3.32	(2.04)	8.60	17.75	(17.05)
Index	29.89	8.96	3.01	(2.26)	8.96	15.97	(18.76)

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,301.20	$ 2.23		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Integrated Oil & Gas	60.4%
Oil & Gas Exploration & Production	23.2
Oil & Gas Refining & Marketing	14.4
Coal & Consumable Fuels	2.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	44.9%
United Kingdom	14.0
France	6.8
Canada	6.3
India	5.6
Russia	4.1
Australia	2.4
Brazil	2.1
Italy	1.7
Finland	1.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® MSCI Global Gold Miners ETF

Investment Objective

The iShares MSCI Global Gold Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of gold mining, as represented by the MSCI ACWI Select Gold Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(25.76)%	19.27%	10.64%	(6.09)%	19.27%	65.76%	(43.48)%
Fund Market	(26.56)	19.23	10.35	(6.15)	19.23	63.62	(43.81)
Index	(25.69)	19.49	10.87	(5.91)	19.49	67.54	(42.50)

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 742.40	$ 1.68		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(	a)

Canada	54.4%
United States	22.8
South Africa	9.1
Australia	7.0
Russia	2.3
Peru	1.3
Indonesia	1.2
United Kingdom	1.0
Turkey	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Newmont Corp.	21.2%
Barrick Gold Corp.	16.2
Wheaton Precious Metals Corp.	7.8
Newcrest Mining Ltd.	4.7
Agnico Eagle Mines Ltd.	4.4
Kirkland Lake Gold Ltd.	4.1
AngloGold Ashanti Ltd.	4.0
Kinross Gold Corp.	3.9
Gold Fields Ltd.	3.6
B2Gold Corp.	2.4

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Global Metals & Mining Producers ETF

Investment Objective

The iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in mining, extraction or production of diversified metals, excluding gold and silver, as represented by the MSCI ACWI Select Metals & Mining Producers ex Gold & Silver Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	51.25%	81.18%	24.52%	1.91%	81.18%	199.39%	18.77%
Fund Market	51.32	81.50	24.39	1.90	81.50	197.80	18.62
Index	51.69	81.78	24.86	2.07	81.78	203.52	20.46

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,512.50	$ 2.43		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Diversified Metals & Mining	51.2%
Steel	30.5
Copper	10.3
Precious Metals & Minerals	4.1
Aluminum	3.9

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Australia	27.8%
United Kingdom	18.8
United States	11.3
Brazil	7.2
Japan	4.6
Canada	4.1
South Africa	4.0
Russia	3.2
India	2.6
South Korea	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021	iShares® MSCI Global Silver and Metals Miners ETF

Investment Objective

The iShares MSCI Global Silver and Metals Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of silver exploration or metals mining, as represented by the MSCI ACWI Select Silver Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(6.87)%	74.77%	18.87%	(3.31)%	74.77%	137.29%	(26.30)%
Fund Market	(6.45)	75.37	18.80	(3.25)	75.37	136.67	(25.90)
Index	(6.76)	75.15	18.75	(3.32)	75.15	136.18	(26.40)

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 931.30	$ 1.87		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Canada	63.6%
United States	17.8
United Kingdom	8.8
Mexico	4.9
Japan	3.5
Other (each representing less than 1%)	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Pan American Silver Corp.	17.4%
Hecla Mining Co.	8.7
First Majestic Silver Corp.	8.5
Fresnillo PLC	5.5
Industrias Penoles SAB de CV	4.9
Coeur Mining Inc.	4.7
Newmont Corp.	4.4
MAG Silver Corp.	4.2
Eldorado Gold Corp.	3.8
Fortuna Silver Mines Inc.	3.6

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Adecoagro SA(a)	12,270	$101,227

Australia — 1.1%
Australian Agricultural Co. Ltd.(a)	32,100	27,958
Costa Group Holdings Ltd.	41,280	145,733
Elders Ltd.	16,710	145,669
Inghams Group Ltd.	35,850	97,420
Nufarm Ltd./Australia(a)	32,520	120,850
Select Harvests Ltd.	13,173	53,644
Tassal Group Ltd.	23,490	61,469

		652,743

Brazil — 0.4%
Sao Martinho SA	21,000	117,641
SLC Agricola SA	12,087	88,879

		206,520

Canada — 6.3%
Ag Growth International Inc.	2,250	69,721
Nutrien Ltd.	65,001	3,526,792
Rogers Sugar Inc.	10,470	43,832

		3,640,345

China — 3.5%
Beijing Dabeinong Technology Group Co. Ltd., Class A	30,000	46,251
China BlueChemical Ltd., Class H	202,000	48,955
China Huishan Dairy Holdings Co. Ltd.(a)(b)	295,050	—
China Modern Dairy Holdings Ltd.(a)(c)	340,000	118,339
COFCO Joycome Foods Ltd.	270,000	179,946
First Tractor Co. Ltd., Class H(a)(c)	44,000	22,405
Fujian Sunner Development Co. Ltd., Class A	9,000	40,001
Heilongjiang Agriculture Co. Ltd., Class A	12,000	30,982
Henan Shuanghui Investment & Development Co. Ltd., Class A	18,800	133,576
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	42,000	280,136
Jiangsu Yangnong Chemical Co. Ltd., Class A	1,700	35,166
Jiangxi Zhengbang Technology Co. Ltd., Class A	21,700	55,457
Muyuan Foods Co. Ltd., Class A	25,490	448,052
New Hope Liuhe Co. Ltd., Class A	30,000	111,438
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	12,000	78,835
Sinofert Holdings Ltd.	240,000	34,960
Tongwei Co. Ltd., Class A	30,000	217,505
Wens Foodstuffs Group Co. Ltd., Class A	40,520	113,621
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	9,000	27,612

		2,023,237

France — 0.1%
Vilmorin & Cie SA	780	50,273

Germany — 0.9%
K+S AG, Registered	21,540	241,530
KWS Saat SE & Co. KGaA	1,350	119,292
Suedzucker AG(c)	8,160	129,057

		489,879

Hong Kong — 1.7%
WH Group Ltd.(d)	1,095,000	982,449

India — 2.6%
Balrampur Chini Mills Ltd.	12,540	30,222
Bayer CropScience Ltd./India	1,236	86,490
Chambal Fertilizers and Chemicals Ltd.	17,910	59,542
Coromandel International Ltd.	11,640	122,182

Security	Shares	Value

India (continued)
EID Parry India Ltd.(a)	8,100	$35,030
Escorts Ltd.	6,900	123,089
Kaveri Seed Co. Ltd.	3,030	20,905
KRBL Ltd.	5,490	14,710
Rallis India Ltd.	9,330	32,458
Tata Consumer Products Ltd.	68,610	568,739
UPL Ltd.	56,730	433,513

		1,526,880

Indonesia — 0.9%
Astra Agro Lestari Tbk PT	54,000	42,662
Charoen Pokphand Indonesia Tbk PT	849,000	366,668
Inti Agri Resources Tbk PT(a)(b)	2,230,700	0	(e)
Japfa Comfeed Indonesia Tbk PT	534,000	57,562
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	351,000	32,660

		499,552

Ireland — 0.1%
Origin Enterprises PLC	14,760	62,257

Israel — 1.0%
ICL Group Ltd.	80,520	467,170
Israel Corp. Ltd. (The)(a)	450	102,356

		569,526

Italy — 3.0%
CNH Industrial NV(a)	116,700	1,733,802

Japan — 6.2%
Chubu Shiryo Co. Ltd.	3,000	38,830
Hokuto Corp.	2,300	45,681
Iseki & Co. Ltd.(a)	3,000	42,153
Kubota Corp.	117,300	2,650,645
Kumiai Chemical Industry Co. Ltd.	9,000	71,466
Maruha Nichiro Corp.	4,500	104,074
Mitsui Sugar Co. Ltd.	1,800	31,763
NH Foods Ltd.	9,300	391,501
Nihon Nohyaku Co. Ltd.	6,000	28,778
Sakata Seed Corp.	3,000	104,186
Starzen Co. Ltd.	700	27,924
Taki Chemical Co. Ltd.	400	22,564
YAMABIKO Corp.	3,700	38,584

		3,598,149

Malaysia — 2.1%
FGV Holdings Bhd	120,667	39,651
Genting Plantations Bhd	33,000	77,455
IOI Corp. Bhd(c)	288,000	304,543
Kuala Lumpur Kepong Bhd	48,000	278,691
Leong Hup International Berhad	138,000	23,867
QL Resources Bhd	126,007	191,462
Sime Darby Plantation Bhd	237,000	286,918

		1,202,587

Netherlands — 0.5%
ForFarmers NV	3,960	26,244
OCI NV(a)	12,180	263,157

		289,401

Norway — 6.1%
Austevoll Seafood ASA	10,230	118,194
Bakkafrost P/F(a)(c)	5,760	412,002
Grieg Seafood ASA(a)	5,520	52,944
Leroy Seafood Group ASA	34,290	277,521
Mowi ASA	50,167	1,219,806

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Agriculture Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Norway Royal Salmon ASA	1,532	$35,578
Salmar ASA	6,480	429,191
Yara International ASA	19,920	963,617

		3,508,853

Pakistan — 0.3%
Engro Corp. Ltd./Pakistan	30,033	57,553
Engro Fertilizers Ltd.	60,818	25,066
Fauji Fertilizer Co. Ltd.	63,699	44,500
Millat Tractors Ltd.	3,015	24,312

		151,431

Poland — 0.1%
Grupa Azoty SA(a)	5,340	43,081

Russia — 0.5%
PhosAgro PJSC, GDR(f)	15,300	268,362
Ros Agro PLC, GDR(f)	3,810	46,014

		314,376

Saudi Arabia — 1.9%
Almarai Co. JSC	28,560	388,364
National Agriculture Development Co. (The)(a)	5,760	48,147
SABIC Agri-Nutrients Co.	23,280	604,579
Saudi Fisheries Co.(a)	2,160	32,252

		1,073,342

Singapore — 2.0%
Bumitama Agri Ltd.	30,000	10,717
China XLX Fertiliser Ltd.	60,000	30,938
First Resources Ltd.	63,000	68,700
Golden Agri-Resources Ltd.	753,000	108,728
Japfa Ltd.	51,040	34,546
Wilmar International Ltd.	219,000	869,610

		1,123,239

South Africa — 0.1%
Astral Foods Ltd.	4,560	40,580
Oceana Group Ltd.	8,708	38,440

		79,020

South Korea — 0.1%
Dongwon Industries Co. Ltd.	150	34,646
Harim Holdings Co. Ltd.	4,020	31,058
Namhae Chemical Corp.(a)	2,220	16,895

		82,599

Sweden — 0.1%
Scandi Standard AB(a)	5,100	36,064

Taiwan — 0.4%
Charoen Pokphand Enterprise	17,000	44,251
Taiwan Fertilizer Co. Ltd.	90,000	172,552
Taiwan TEA Corp.(a)	60,000	36,406

		253,209

Thailand — 0.8%
Charoen Pokphand Foods PCL, NVDR(c)	447,000	417,714
GFPT PCL, NVDR	63,000	24,368
Khon Kaen Sugar Industry PCL, NVDR	210,054	22,531
Thaifoods Group PCL, NVDR	129,000	21,174

		485,787

Turkey — 0.2%
Gubre Fabrikalari TAS(a)(c)	5,493	59,092
Turk Traktor ve Ziraat Makineleri AS	1,440	41,794

		100,886

Security	Shares	Value

United Kingdom — 0.5%
Cranswick PLC	5,970	$283,953

United States — 55.0%
AGCO Corp.	7,230	936,140
American Vanguard Corp.	3,030	59,146
Archer-Daniels-Midland Co.	63,544	3,595,319
Bunge Ltd.	15,960	1,222,217
Cal-Maine Foods Inc.(a)	4,290	163,449
CF Industries Holdings Inc.	24,420	1,105,738
Corteva Inc.	85,350	3,853,552
Darling Ingredients Inc.(a)	18,480	1,164,979
Deere & Co.	33,990	11,866,589
FMC Corp.	14,790	1,503,995
Fresh Del Monte Produce Inc.	3,540	91,120
Ingredion Inc.	7,605	685,971
Lamb Weston Holdings Inc.	16,713	1,333,196
Lindsay Corp.	1,230	197,107
Mosaic Co. (The)	41,070	1,207,458
Pilgrim’s Pride Corp.(a)	5,430	121,578
Sanderson Farms Inc.	2,310	352,275
Scotts Miracle-Gro Co. (The)	4,770	1,016,725
Toro Co. (The)	12,270	1,236,448
Vital Farms Inc.(a)	1,740	47,189

		31,760,191

Total Common Stocks — 98.7% (Cost: $45,413,918)		56,924,858

Preferred Stocks

Chile — 1.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	13,050	700,167

Total Preferred Stocks — 1.2% (Cost: $479,408)		700,167

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(g)(h)(i)	945,507	946,074
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	60,000	60,000

		1,006,074

Total Short-Term Investments — 1.7% (Cost: $1,006,055)		1,006,074

Total Investments in Securities — 101.6% (Cost: $46,899,381)		58,631,099

Other Assets, Less Liabilities — (1.6)%		(916,395)

Net Assets — 100.0%		$57,714,704

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Agriculture Producers ETF

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$179,138	$767,047	(a)	$—	$(67)	$(44)	$946,074	945,507	$2,250	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	40,000	(a)	—	—	—	60,000	60,000	8		—

					$(67)	$(44)	$1,006,074		$2,258		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$56,439,071	$485,787	$0	(a)	$56,924,858
Preferred Stocks	700,167	—	—		700,167
Money Market Funds	1,006,074	—	—		1,006,074

	$58,145,312	$485,787	$0	(a)	$58,631,099

(a)	Rounds to less than $1.

See notes to financial statements.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
YPF SA, ADR(a)	6,853	$29,673

Australia — 2.4%
Beach Energy Ltd.	65,682	83,904
Cooper Energy Ltd.(a)	60,075	15,116
New Hope Corp. Ltd.	16,554	16,084
Oil Search Ltd.	76,896	252,419
Santos Ltd.	69,331	388,078
Washington H Soul Pattinson & Co. Ltd.	4,209	97,367
Whitehaven Coal Ltd.(a)	34,291	40,353
Woodside Petroleum Ltd.	37,558	714,432

		1,607,753

Austria — 0.4%
OMV AG	5,785	279,890

Brazil — 1.0%
Enauta Participacoes SA	2,600	6,060
Petro Rio SA(a)	4,738	71,082
Petroleo Brasileiro SA	144,800	575,506

		652,648

Canada — 6.3%
Advantage Oil & Gas Ltd.(a)(b)	7,235	14,859
ARC Resources Ltd.	13,528	81,424
Birchcliff Energy Ltd.	10,502	24,637
Cameco Corp.	15,423	243,284
Canacol Energy Ltd.	5,900	16,032
Canadian Natural Resources Ltd.	46,280	1,268,862
Cenovus Energy Inc.	51,273	381,510
Crescent Point Energy Corp.	21,004	77,479
Enerplus Corp.	9,345	45,470
Freehold Royalties Ltd.	3,827	20,858
Imperial Oil Ltd.	10,057	221,556
MEG Energy Corp.(a)	10,680	55,425
NexGen Energy Ltd.(a)	13,795	48,816
Parex Resources Inc.(a)	5,340	85,794
Peyto Exploration & Development Corp.	6,345	29,871
PrairieSky Royalty Ltd.	8,010	81,618
Seven Generations Energy Ltd., Class A(a)	11,151	73,988
Suncor Energy Inc.	59,719	1,192,021
Tourmaline Oil Corp.	10,083	184,457
Vermilion Energy Inc.	6,408	40,341
Whitecap Resources Inc.	21,824	98,087

		4,286,389

China — 1.1%
China Shenhua Energy Co. Ltd., Class A	8,900	24,379
China Shenhua Energy Co. Ltd., Class H	133,500	253,668
Guanghui Energy Co. Ltd., Class A(a)	17,800	7,499
Inner Mongolia Yitai Coal Co. Ltd., Class B	44,500	23,185
PetroChina Co. Ltd., Class A	48,500	32,634
PetroChina Co. Ltd., Class H	792,000	283,829
Shaanxi Coal Industry Co. Ltd., Class A	20,400	33,749
Shanxi Coking Coal Energy Group Co. Ltd., Class A	20,110	15,610
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	8,900	7,870
Shanxi Meijin Energy Co. Ltd., Class A(a)	8,900	9,944
Yanzhou Coal Mining Co. Ltd., Class A	8,900	13,240
Yanzhou Coal Mining Co. Ltd., Class H	58,000	53,758

		759,365

Security	Shares	Value

Colombia — 0.2%
Ecopetrol SA	193,130	$120,169

Finland — 1.6%
Neste OYJ	16,554	1,094,278

France — 6.7%
TOTAL SE	98,701	4,597,450

Greece — 0.1%
Hellenic Petroleum SA	2,535	17,139
Motor Oil Hellas Corinth Refineries SA(b)	2,527	34,905

		52,044

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC(a)	15,753	113,768

India — 5.6%
Bharat Petroleum Corp. Ltd.	25,943	158,814
Coal India Ltd.	51,602	106,877
Hindustan Petroleum Corp. Ltd.	27,794	91,701
Indian Oil Corp. Ltd.	77,525	103,440
Oil & Natural Gas Corp. Ltd.	100,837	152,316
Oil India Ltd.	10,502	18,050
Reliance Industries Ltd.	66,117	1,876,666
Reliance Industries Ltd., GDR(c)	22,784	1,307,802

		3,815,666

Indonesia — 0.3%
Adaro Energy Tbk PT	569,600	47,200
Bukit Asam Tbk PT	136,100	25,901
Indo Tambangraya Megah Tbk PT	17,800	15,250
Medco Energi Internasional Tbk PT(a)	302,612	14,769
Sugih Energy Tbk PT(a)(d)	206,700	0	(e)
United Tractors Tbk PT	64,900	102,774

		205,894

Israel — 0.1%
Equital Ltd.(a)	980	22,913
Naphtha Israel Petroleum Corp. Ltd.(a)	1,781	7,955
Oil Refineries Ltd.(a)	69,624	15,132
Paz Oil Co. Ltd.	356	33,196

		79,196

Italy — 1.7%
Eni SpA	99,146	1,141,096
Saras SpA(a)	24,119	18,898

		1,159,994

Japan — 1.6%
Cosmo Energy Holdings Co. Ltd.	1,836	43,979
ENEOS Holdings Inc.	119,500	524,593
Idemitsu Kosan Co. Ltd.	7,368	192,533
Inpex Corp.	42,000	309,067
Japan Petroleum Exploration Co. Ltd.	1,100	23,004

		1,093,176

Norway — 1.1%
DNO ASA(a)	21,983	20,784
Equinor ASA	38,270	725,450

		746,234

Pakistan — 0.1%
Mari Petroleum Co. Ltd.	1,780	17,932
Oil & Gas Development Co. Ltd.	21,894	14,502
Pakistan Oilfields Ltd.	3,738	9,462

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pakistan (continued)
Pakistan Petroleum Ltd.	17,800	$10,180

		52,076

Philippines — 0.0%
Petron Corp.	178,100	12,994
Semirara Mining & Power Corp.	35,600	9,362

		22,356

Poland — 0.3%
Grupa Lotos SA	3,738	42,219
Polski Koncern Naftowy ORLEN SA	11,748	185,581

		227,800

Portugal — 0.3%
Galp Energia SGPS SA	19,580	220,645

Russia — 3.9%
LUKOIL PJSC	16,276	1,223,580
Novatek PJSC, GDR(f)	3,567	607,817
Rosneft Oil Co. PJSC	45,260	319,332
Surgutneftegas PJSC	275,900	120,243
Surgutneftegas PJSC, ADR	471	2,011
Tatneft PJSC	55,466	390,299

		2,663,282

Saudi Arabia — 1.2%
Rabigh Refining & Petrochemical Co.(a)	8,544	33,215
Saudi Arabian Oil Co.(c)	86,152	793,641

		826,856

South Africa — 0.2%
Exxaro Resources Ltd.	9,701	109,588

South Korea — 0.9%
SK Innovation Co. Ltd.(a)	2,172	503,610
S-Oil Corp.(a)	1,780	134,669

		638,279

Spain — 1.1%
Repsol SA	59,008	745,963

Sweden — 0.4%
Lundin Energy AB	7,298	237,269

Thailand — 0.7%
Bangchak Corp. PCL, NVDR(b)	44,500	42,308
Banpu PCL, NVDR	160,200	59,882
Esso Thailand PCL, NVDR(a)	44,500	12,801
IRPC PCL, NVDR	436,100	49,896
PTT Exploration & Production PCL, NVDR	53,431	199,721
Star Petroleum Refining PCL, NVS	71,200	22,795
Thai Oil PCL, NVDR	44,500	85,700

		473,103

Turkey — 0.1%
Turkiye Petrol Rafinerileri AS(a)	4,806	65,501

United Arab Emirates — 0.0%
Dana Gas PJSC	139,489	26,317

United Kingdom — 13.9%
BP PLC	793,791	3,237,841
Cairn Energy PLC	19,149	51,135
Diversified Gas & Oil PLC	25,454	44,484
Energean PLC(a)	3,827	48,385
Royal Dutch Shell PLC, Class A	160,645	3,244,990
Royal Dutch Shell PLC, Class B	145,070	2,814,365

Security	Shares	Value

United Kingdom (continued)
Serica Energy PLC	6,675	$11,199
Tullow Oil PLC(a)(b)	51,709	31,752

		9,484,151

United States — 44.6%
Antero Resources Corp.(a)	8,989	80,901
APA Corp.	14,774	291,491
Arch Resources Inc.	534	25,589
Bonanza Creek Energy Inc.(a)	626	19,988
Brigham Minerals Inc., Class A	1,602	22,925
Cabot Oil & Gas Corp.	15,664	289,941
Chevron Corp.	75,295	7,529,500
Cimarex Energy Co.	4,005	232,250
CNX Resources Corp.(a)	8,811	111,107
ConocoPhillips	53,044	2,758,818
Continental Resources Inc./OK	3,586	86,709
CVR Energy Inc.	1,157	25,547
Delek U.S. Holdings Inc.	2,937	72,133
Devon Energy Corp.	23,674	509,938
Diamondback Energy Inc.	6,230	431,614
EOG Resources Inc.	22,784	1,470,935
EQT Corp.	10,858	193,164
Exxon Mobil Corp.	165,629	9,005,249
Hess Corp.	10,858	711,525
HollyFrontier Corp.	5,963	225,878
Kosmos Energy Ltd.	15,931	49,067
Magnolia Oil & Gas Corp., Class A(a)	4,832	58,274
Marathon Oil Corp.	30,909	343,090
Marathon Petroleum Corp.	25,454	1,390,297
Matador Resources Co.(a)	4,272	89,242
Murphy Oil Corp.	5,696	93,016
Occidental Petroleum Corp.	36,401	968,631
Ovintiv Inc.	10,146	234,068
Par Pacific Holdings Inc.(a)	1,513	26,735
PBF Energy Inc., Class A	4,005	56,871
PDC Energy Inc.(a)	3,850	134,557
Pioneer Natural Resources Co.	8,010	1,190,046
Range Resources Corp.(a)	9,104	87,763
Southwestern Energy Co.(a)	26,611	107,775
Talos Energy Inc.(a)	1,157	12,253
Texas Pacific Land Corp.	238	262,761
Valero Energy Corp.	15,931	1,226,368
Viper Energy Partners LP	2,314	36,283

		30,462,299

Total Common Stocks — 98.1% (Cost: $70,550,482)		66,949,072

Preferred Stocks

Brazil — 1.1%
Petroleo Brasileiro SA, Preference Shares, NVS	186,937	745,997

Russia — 0.2%
Surgutneftegas PJSC, Preference Shares, NVS	271,000	142,976

Total Preferred Stocks — 1.3% (Cost: $829,211)		888,973

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Energy Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(g)(h)(i)	141,214	$141,299

Total Short-Term Investments — 0.2% (Cost: $141,205)		141,299

Total Investments in Securities — 99.6% (Cost: $71,520,898)		67,979,344

Other Assets, Less Liabilities — 0.4%		282,032

Net Assets — 100.0%		$68,261,376

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$459,354	$—	$(317,926	)(a)	$(129)	$—	$141,299	141,214	$1,729	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—	(10,000	)(a)	—	—	—	—	32		—

					$(129)	$—	$141,299		$1,761		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 100 Index	1	03/19/21	$90	$(3,601)
S&P Select Sector Energy E-Mini Index	6	03/19/21	300	26,073

				$22,472

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$26,073

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Energy Producers ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,601

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$36,624

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$42,731

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$513,703

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$66,475,969	$473,103	$0	(a)	$66,949,072
Preferred Stocks	888,973	—	—		888,973
Money Market Funds	141,299	—	—		141,299

	$67,506,241	$473,103	$0	(a)	$67,979,344

Derivative financial instruments(b)
Assets
Futures Contracts	$26,073	$—	$—		$26,073
Liabilities
Futures Contracts	(3,601)	—	—		(3,601)

	$22,472	$—	$—		$22,472

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Global Gold Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.0%
De Grey Mining Ltd.(a)	1,705,856	$1,221,623
Newcrest Mining Ltd.	1,032,585	19,697,887
Resolute Mining Ltd.(a)	3,345,619	1,670,665
St. Barbara Ltd.	2,018,125	3,249,859
West African Resources Ltd.(a)	1,561,693	973,296
Westgold Resources Ltd.(a)	1,479,000	2,335,885

		29,149,215

Canada — 54.1%
Agnico Eagle Mines Ltd.	322,711	18,108,522
Alamos Gold Inc., Class A	906,158	6,456,197
Argonaut Gold Inc.(a)(b)	545,731	883,688
B2Gold Corp.	2,235,106	9,780,796
Barrick Gold Corp.	3,572,243	67,014,827
Calibre Mining Corp.(a)	381,406	463,954
Centerra Gold Inc.	557,639	5,439,843
Eldorado Gold Corp.(a)	440,745	4,640,704
Endeavour Mining Corp.	423,896	8,206,707
Equinox Gold Corp.(a)(b)	430,655	3,585,390
Gran Colombia Gold Corp.(b)	112,058	500,101
IAMGOLD Corp.(a)	1,281,686	3,816,711
Kinross Gold Corp.	2,580,761	16,124,660
Kirkland Lake Gold Ltd.	522,284	17,170,190
Lundin Gold Inc.(a)(b)	129,681	1,050,969
New Gold Inc.(a)	1,997,342	3,234,243
Premier Gold Mines Ltd.(a)	941,274	2,148,722
Pretium Resources Inc.(a)	369,765	3,615,869
SSR Mining Inc.(a)	493,482	7,043,617
Torex Gold Resources Inc.(a)	261,369	3,183,499
Wesdome Gold Mines Ltd.(a)	351,161	2,371,585
Wheaton Precious Metals Corp.	899,360	32,337,178
Yamana Gold Inc.	2,073,873	8,288,939

		225,466,911

Indonesia — 1.3%
Aneka Tambang Tbk	26,095,000	5,204,340

Peru — 1.3%
Cia. de Minas Buenaventura SAA, ADR(a)	497,012	5,496,953

Russia — 2.3%
Polymetal International PLC	483,765	9,614,347
Polymetal International PLC	10	199

		9,614,546

Security	Shares	Value

South Africa — 9.0%
AngloGold Ashanti Ltd.	836,686	$16,747,807
DRDGOLD Ltd.(b)	794,382	731,117
Gold Fields Ltd.	1,823,684	15,144,539
Harmony Gold Mining Co. Ltd.(a)	1,326,465	5,025,175

		37,648,638

Turkey — 0.9%
Koza Altin Isletmeleri AS(a)(b)	204,873	3,568,292

United Kingdom — 1.0%
Centamin PLC	2,846,620	4,021,650

United States — 22.7%
Coeur Mining Inc.(a)(b)	581,579	5,240,027
McEwen Mining Inc.(a)(b)	1,359,318	1,508,843
Newmont Corp.	1,614,618	87,802,927

		94,551,797

Total Common Stocks — 99.6% (Cost: $410,371,873)		414,722,342

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(c)(d)(e)	6,253,288	6,257,040
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	190,000	190,000

		6,447,040

Total Short-Term Investments — 1.5% (Cost: $6,445,685)		6,447,040

Total Investments in Securities — 101.1% (Cost: $416,817,558)		421,169,382

Other Assets, Less Liabilities — (1.1)%		(4,663,118)

Net Assets — 100.0%		$416,506,264

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Gold Miners ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,578,219	$—	$(318,171	)(a)	$(1,964)	$(1,044)	$6,257,040	6,253,288	$34,753	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	240,000	—	(50,000	)(a)	—	—	190,000	190,000	122		—

					$(1,964)	$(1,044)	$6,447,040		$34,875		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$414,722,342	$—	$—	$414,722,342
Money Market Funds	6,447,040	—	—	6,447,040

	$421,169,382	$—	$—	$421,169,382

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 27.8%
Alumina Ltd.	2,237,752	$2,806,597
BHP Group Ltd.	2,683,424	102,067,905
BHP Group PLC	1,923,920	61,045,786
BlueScope Steel Ltd.	458,903	5,926,115
Champion Iron Ltd.(a)	285,560	1,200,467
Deterra Royalties Ltd.(a)	397,896	1,401,632
Fortescue Metals Group Ltd.	1,542,573	28,793,607
IGO Ltd.	620,823	3,378,907
Iluka Resources Ltd.	389,400	2,236,933
Jupiter Mines Ltd.	1,254,104	344,679
Lynas Rare Earths Ltd.(a)	811,076	3,755,051
Mineral Resources Ltd.	146,027	4,287,011
Mount Gibson Iron Ltd.	379,016	259,689
Nickel Mines Ltd.	838,049	908,345
Orocobre Ltd.(a)	253,464	914,440
OZ Minerals Ltd.	299,290	5,187,994
Perenti Global Ltd.	542,328	478,652
Pilbara Minerals Ltd.(a)	1,776,813	1,430,633
Rio Tinto Ltd.	338,147	33,297,501
Sandfire Resources Ltd.	150,568	711,075
Sims Ltd.	160,480	1,673,561
South32 Ltd.	4,465,120	9,575,601
Western Areas Ltd.	254,880	509,107

		272,191,288

Austria — 0.4%
voestalpine AG	106,765	4,255,780

Belgium — 0.1%
Bekaert SA	33,984	1,258,118

Brazil — 6.2%
Cia. Siderurgica Nacional SA	632,000	3,727,553
Vale SA	3,369,588	57,148,861

		60,876,414

Canada — 4.1%
Altius Minerals Corp.	36,816	427,484
ERO Copper Corp.(a)	59,000	1,046,248
First Quantum Minerals Ltd.	533,793	11,565,515
Hudbay Minerals Inc.	218,536	1,572,562
Ivanhoe Mines Ltd., Class A(a)	548,802	3,402,919
Labrador Iron Ore Royalty Corp.	59,944	1,726,823
Largo Resources Ltd.(a)	302,080	422,339
Lithium Americas Corp.(a)	75,681	1,423,353
Lundin Mining Corp.	601,513	6,922,626
New Pacific Metals Corp.(a)(b)	79,296	391,469
Stelco Holdings Inc.	33,512	652,769
Teck Resources Ltd., Class B	429,013	8,980,130
Turquoise Hill Resources Ltd.(a)	90,435	1,378,669
Wallbridge Mining Co. Ltd.(a)(b)	451,704	235,486

		40,148,392

Chile — 0.1%
CAP SA	59,000	832,170

China — 2.2%
Aluminum Corp. of China Ltd., Class A(a)	755,200	495,320
Aluminum Corp. of China Ltd., Class H(a)	3,776,000	1,908,115
Baoshan Iron & Steel Co. Ltd., Class A	1,035,493	1,201,711
China Hongqiao Group Ltd.	1,652,000	2,048,669
China Metal Recycling Holdings Ltd.(a)(c)	132,000	0	(d)

Security	Shares	Value

China (continued)
China Molybdenum Co. Ltd., Class A	991,200	$1,024,876
China Molybdenum Co. Ltd., Class H	3,162,000	2,445,680
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	188,870	603,057
China Oriental Group Co. Ltd.(b)	944,000	296,926
China Zhongwang Holdings Ltd.(a)	1,510,400	443,929
Ganfeng Lithium Co. Ltd., Class A	59,800	913,817
GEM Co. Ltd., Class A	203,917	236,335
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	154,500	121,600
Guangdong Hongda Blasting Co. Ltd., Class A	47,200	229,595
Hesteel Co. Ltd., Class A(a)	613,600	209,273
Hunan Valin Steel Co. Ltd., Class A	330,400	297,775
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	2,491,421	592,111
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	188,896	225,731
Jiangsu Shagang Co. Ltd., Class A	141,600	213,716
Jiangxi Copper Co. Ltd., Class A	113,400	488,261
Jiangxi Copper Co. Ltd., Class H	1,074,000	2,605,617
Jinchuan Group International Resources Co. Ltd.	3,304,000	634,619
MMG Ltd.(a)	2,022,000	1,274,608
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	519,200	171,468
Shandong Nanshan Aluminum Co. Ltd., Class A	708,000	450,158
Shanxi Taigang Stainless Steel Co. Ltd., Class A	349,500	208,195
Shougang Fushan Resources Group Ltd.	1,888,000	477,029
Tiangong International Co. Ltd.	944,000	529,356
Tongling Nonferrous Metals Group Co. Ltd., Class A	519,200	237,972
Xiamen Tungsten Co. Ltd., Class A	62,399	191,053
Yintai Gold Co. Ltd., Class A	146,240	196,120
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	66,300	914,102

		21,886,794

Finland — 0.1%
Outokumpu OYJ(a)(b)	289,808	1,422,554

France — 0.2%
APERAM SA	43,722	1,841,521
Eramet SA(a)	8,968	667,925

		2,509,446

Germany — 0.9%
Aurubis AG	31,002	2,720,665
Salzgitter AG(a)	33,984	1,020,520
thyssenkrupp AG(a)	354,000	4,793,138

		8,534,323

India — 2.6%
APL Apollo Tubes Ltd.(a)	47,200	689,004
Hindalco Industries Ltd.	1,432,447	6,632,511
Jindal Steel & Power Ltd.(a)	390,927	1,786,928
JSW Steel Ltd.	770,759	4,147,739
Mishra Dhatu Nigam Ltd.(e)	43,896	114,213
National Aluminium Co. Ltd.	822,224	671,340
Ratnamani Metals & Tubes Ltd.	14,160	366,462
Tata Steel Ltd.	353,097	3,436,311
Tata Steel Ltd., GDR(f)	258,184	2,442,421
Vedanta Ltd.	1,721,856	4,857,328

		25,144,257

Indonesia — 0.2%
Merdeka Copper Gold Tbk PT(a)	9,251,200	1,838,546
Timah Tbk PT(a)	2,407,200	375,280

		2,213,826

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan — 4.6%
Asahi Holdings Inc.	47,200	$1,765,459
Daido Steel Co. Ltd.	15,500	637,953
Dowa Holdings Co. Ltd.	47,200	1,858,494
Hitachi Metals Ltd.	196,300	3,111,983
JFE Holdings Inc.(a)	447,800	4,699,084
Kobe Steel Ltd.(a)	283,200	1,743,751
Kyoei Steel Ltd.	18,400	243,341
Maruichi Steel Tube Ltd.	49,300	1,125,839
Mitsubishi Materials Corp.	101,800	2,391,641
Mitsui Mining & Smelting Co. Ltd.	50,000	1,741,130
Nippon Light Metal Holdings Co. Ltd.	51,840	1,021,813
Nippon Steel Corp.(a)	760,605	11,190,617
Pacific Metals Co. Ltd.	11,300	250,734
Sumitomo Metal Mining Co. Ltd.	211,900	10,227,049
Toho Titanium Co. Ltd.	51,500	462,118
Tokyo Steel Manufacturing Co. Ltd.	94,400	622,009
UACJ Corp.	28,638	660,712
Yamato Kogyo Co. Ltd.	47,200	1,175,791
Yodogawa Steel Works Ltd.	19,600	403,627

		45,333,145

Malaysia — 0.3%
Press Metal Aluminium Holdings Bhd	1,287,400	3,082,126

Mexico — 1.4%
Grupo Mexico SAB de CV, Series B	2,836,600	13,474,545

Netherlands — 1.7%
AMG Advanced Metallurgical Group NV	27,376	1,005,177
ArcelorMittal SA(a)	652,969	15,342,642

		16,347,819

Norway — 0.7%
Norsk Hydro ASA	1,225,045	6,827,933

Peru — 0.6%
Southern Copper Corp.	77,463	5,525,436

Poland — 0.7%
Jastrzebska Spolka Weglowa SA(a)	50,976	482,827
KGHM Polska Miedz SA(a)	127,528	6,482,879

		6,965,706

Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	2,477,796	728,053

Russia — 3.2%
Alrosa PJSC	2,348,102	3,134,478
Evraz PLC	464,481	3,708,024
Mechel PJSC, ADR(a)	92,512	169,297
MMC Norilsk Nickel PJSC	57,659	18,062,554
Novolipetsk Steel PJSC	1,091,870	3,279,529
Severstal PAO	190,773	3,452,662

		31,806,544

Saudi Arabia — 0.5%
Saudi Arabian Mining Co.(a)	392,848	5,383,919

South Africa — 4.0%
African Rainbow Minerals Ltd.	104,784	2,040,646
Anglo American Platinum Ltd.	48,616	5,887,363
Impala Platinum Holdings Ltd.	712,841	11,581,004
Kumba Iron Ore Ltd.	59,472	2,548,309
Northam Platinum Ltd.(a)	328,853	4,817,858
Royal Bafokeng Platinum Ltd.(a)	133,576	795,481

Security	Shares	Value

South Africa (continued)
Sibanye Stillwater Ltd.	2,454,400	$11,346,511

		39,017,172

South Korea — 2.5%
Dongkuk Steel Mill Co. Ltd.	53,808	430,560
Hyundai Steel Co.	79,013	2,809,586
Korea Zinc Co. Ltd.	7,735	2,777,991
Namsun Aluminum Co. Ltd.(a)	53,966	200,061
Poongsan Corp.	18,880	615,049
POSCO	67,507	16,914,304
SAM KANG M&T Co. Ltd.(a)	21,240	319,498
Seah Besteel Corp.	11,800	154,392
SeAH Steel Holdings Corp.(a)	1	39
Young Poong Corp.(a)	472	260,472

		24,481,952

Spain — 0.2%
Acerinox SA	151,040	1,767,690

Sweden — 1.5%
Boliden AB	249,146	9,921,231
Granges AB(a)	91,132	1,164,089
SSAB AB, Class A(a)	221,840	963,672
SSAB AB, Class B(a)	568,288	2,246,064

		14,295,056

Taiwan — 1.5%
Century Iron & Steel Industrial Co. Ltd.	115,000	470,694
China Metal Products	208,011	239,359
China Steel Corp.	10,749,612	9,552,209
Chung Hung Steel Corp.(a)	950,000	595,189
Feng Hsin Steel Co. Ltd.	472,000	1,198,111
TA Chen Stainless Pipe	1,060,099	1,187,509
Tung Ho Steel Enterprise Corp.	472,000	610,918
YC INOX Co. Ltd.	485,263	477,379
Yieh Phui Enterprise Co. Ltd.(a)	944,644	445,995

		14,777,363

Turkey — 0.4%
Eregli Demir ve Celik Fabrikalari TAS	1,276,288	2,510,251
Izmir Demir Celik Sanayi AS(a)	59,702	25,916
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)(b)	710,832	622,864
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	191,632	442,526

		3,601,557

United Kingdom — 18.8%
Anglo American PLC	1,117,476	43,315,991
Antofagasta PLC	359,213	8,952,000
Central Asia Metals PLC	151,760	511,344
Eurasia Mining PLC(a)	1,628,211	655,604
Ferrexpo PLC	280,840	1,316,138
Glencore PLC(a)	9,102,998	36,997,124
Hill & Smith Holdings PLC	73,235	1,302,400
KAZ Minerals PLC	215,192	2,510,978
Rio Tinto PLC	1,022,149	88,416,397

		183,977,976

United States — 11.3%
Alcoa Corp.(a)	169,366	4,157,935
Allegheny Technologies Inc.(a)	115,519	2,271,104
Arconic Corp.(a)	89,480	1,961,402
Carpenter Technology Corp.	43,424	1,765,620
Century Aluminum Co.(a)(b)	48,679	668,363
Cleveland-Cliffs Inc.	431,683	5,758,651

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Commercial Metals Co.	109,032	$2,742,155
Compass Minerals International Inc.	30,930	1,951,374
Coronado Global Resources Inc.(e)	572,556	480,951
Freeport-McMoRan Inc.	1,323,441	44,877,884
Kaiser Aluminum Corp.	14,361	1,638,590
Materion Corp.	18,880	1,292,902
Nucor Corp.	275,032	16,452,414
Reliance Steel & Aluminum Co.	58,076	7,677,647
Schnitzer Steel Industries Inc., Class A	25,488	880,355
Steel Dynamics Inc.	193,548	8,047,726
SunCoke Energy Inc.	79,768	509,718
United States Steel Corp.(b)	239,028	3,970,255
Warrior Met Coal Inc.	47,753	915,425
Worthington Industries Inc.	34,672	2,215,194

		110,235,665

Total Common Stocks — 98.9% (Cost: $821,951,012)		968,903,019

Preferred Stocks

Brazil — 1.0%
Bradespar SA, Preference Shares, NVS	188,800	2,129,528
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	47,200	221,558
Gerdau SA, Preference Shares, NVS	991,200	4,601,133
Metalurgica Gerdau SA, Preference Shares, NVS	708,000	1,471,123
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	377,600	1,100,335

		9,523,677

Total Preferred Stocks — 1.0% (Cost: $7,177,431)		9,523,677

Security	Shares	Value

Rights

Turkey — 0.0%
Izmir Demir Celik Sanayi AS (Expires 04/15/21)(a)	50,980	$43,366

Total Rights — 0.0% (Cost: $86,288)		43,366

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(g)(h)(i)	5,536,056	5,539,377

Total Short-Term Investments — 0.6% (Cost: $5,538,778)		5,539,377

Total Investments in Securities — 100.5% (Cost: $834,753,509)		984,009,439

Other Assets, Less Liabilities — (0.5)%		(5,002,537)

Net Assets — 100.0%		$979,006,902

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,607,682	$3,933,093	(a)	$—	$(387)	$(1,011)	$5,539,377	5,536,056	$35,841	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—		—	—	—	—	—	129		—

					$(387)	$(1,011)	$5,539,377		$35,970		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Metals & Mining Producers ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	11	03/19/21	$736	$10,324

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$10,324

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$87,039

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,381)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,022,187

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$968,903,019	$—	$0	(a)	$968,903,019
Preferred Stocks	9,523,677	—	—		9,523,677
Rights	43,366	—	—		43,366
Money Market Funds	5,539,377	—	—		5,539,377

	$984,009,439	$—	$0	(a)	$984,009,439

Derivative financial instruments(b)
Assets
Futures Contracts	$10,324	$—	$—		$10,324

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Global Silver and Metals Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 63.5%
Agnico Eagle Mines Ltd.	89,112	$5,000,408
Dundee Precious Metals Inc.	1,062,979	6,641,520
Eldorado Gold Corp.(a)	1,009,535	10,629,622
Endeavour Silver Corp.(a)(b)	1,186,076	7,026,517
First Majestic Silver Corp.(a)(b)	1,309,409	23,726,574
Fortuna Silver Mines Inc.(a)	1,331,475	10,064,941
Kinross Gold Corp.	455,714	2,847,313
Lundin Gold Inc.(a)(b)	522,801	4,236,918
MAG Silver Corp.(a)(b)	607,963	11,727,059
New Gold Inc.(a)	4,649,608	7,528,986
Orla Mining Ltd.(a)	715,875	2,482,379
Pan American Silver Corp.	1,462,570	48,579,043
Premier Gold Mines Ltd.(a)	1,602,057	3,657,144
Seabridge Gold Inc.(a)(b)	388,553	6,666,170
Silvercorp Metals Inc.	1,259,122	7,359,797
SilverCrest Metals Inc.(a)(b)	980,490	8,201,729
SSR Mining Inc.(a)	82,559	1,178,389
Victoria Gold Corp.(a)	243,061	2,163,742
Wheaton Precious Metals Corp.	164,133	5,901,528
Yamana Gold Inc.	402,250	1,607,729

		177,227,508

Japan — 3.5%
Asahi Holdings Inc.	259,600	9,710,024

Mexico — 4.8%
Industrias Penoles SAB de CV(a)	985,239	13,529,633

Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR(a)	108,378	1,198,661

Russia — 0.6%
Polymetal International PLC	78,457	1,559,255
Polymetal International PLC	4,404	87,681

		1,646,936

South Africa — 0.4%
Harmony Gold Mining Co. Ltd.(a)	273,368	1,035,626

Security	Shares	Value

United Kingdom — 8.8%
Fresnillo PLC	1,197,507	$15,235,543
Hochschild Mining PLC	2,478,341	7,449,687
SolGold PLC(a)	6,494,009	1,952,045

		24,637,275

United States — 17.7%
Coeur Mining Inc.(a)(b)	1,445,444	13,023,450
Hecla Mining Co.(b)	3,727,079	24,337,826
Newmont Corp.	223,823	12,171,495

		49,532,771

Total Common Stocks — 99.7% (Cost: $235,964,684)		278,518,434

Short-Term Investments

Money Market Funds — 9.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(c)(d)(e)	25,558,059	25,573,393
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	340,000	340,000

		25,913,393

Total Short-Term Investments — 9.3% (Cost: $25,906,481)		25,913,393

Total Investments in Securities — 109.0% (Cost: $261,871,165)		304,431,827

Other Assets, Less Liabilities — (9.0)%		(25,235,467)

Net Assets — 100.0%		$279,196,360

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$21,943,086	$3,639,188	(a)	$—	$(6,792)	$(2,089)	$25,573,393	25,558,059	$171,944	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	200,000	(a)	—	—	—	340,000	340,000	54		—

					$(6,792)	$(2,089)	$25,913,393		$171,998		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Silver and Metals Miners ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$278,518,434	$—	$—	$278,518,434
Money Market Funds	25,913,393	—	—	25,913,393

	$304,431,827	$—	$—	$304,431,827

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2021

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Metals & Mining Producers ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$57,625,025	$67,838,045	$414,722,342	$978,470,062
Affiliated(c)	1,006,074	141,299	6,447,040	5,539,377
Cash	7,086	45,528	4,024	1,217,575
Foreign currency, at value(d)	41,639	68,924	567,826	3,437,424
Cash pledged:
Futures contracts	—	25,000	—	53,000
Foreign currency collateral pledged:
Futures contracts(e)	—	11,185	—	—
Receivables:
Investments sold	44,637	70,412	21,926,292	11,389,202
Securities lending income — Affiliated	816	359	4,621	3,970
Capital shares sold	4,595	1,557	—	7,105,988
Dividends	64,218	413,447	507,366	431,534
Tax reclaims	1,978	2,903	—	34,322

Total assets	58,796,068	68,618,659	444,179,511	1,007,682,454

LIABILITIES
Collateral on securities loaned, at value	945,478	140,482	6,261,459	5,536,004
Deferred foreign capital gain tax	26,363	79,091	—	623,517
Payables:
Investments purchased	94,738	87,733	21,276,168	22,268,507
Variation margin on futures contracts	—	9,587	—	10,353
Bank borrowings	—	21,002	—	—
Investment advisory fees	14,785	19,388	135,620	237,153
Foreign taxes	—	—	—	18

Total liabilities	1,081,364	357,283	27,673,247	28,675,552

NET ASSETS	$57,714,704	$68,261,376	$416,506,264	$979,006,902

NET ASSETS CONSIST OF:
Paid-in capital	$50,386,058	$80,172,090	$453,070,721	$887,792,545
Accumulated earnings (loss)	7,328,646	(11,910,714)	(36,564,457)	91,214,357

NET ASSETS	$57,714,704	$68,261,376	$416,506,264	$979,006,902

Shares outstanding	1,500,000	4,450,000	16,050,000	23,600,000

Net asset value	$38.48	$15.34	$25.95	$41.48

Shares authorized	500 million	500 million	500 million	500 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$872,413	$110,693	$5,432,944	$5,098,793
(b) Investments, at cost — Unaffiliated	$45,893,326	$71,379,693	$410,371,873	$829,214,731
(c) Investments, at cost — Affiliated	$1,006,055	$141,205	$6,445,685	$5,538,778
(d) Foreign currency, at cost	$42,268	$69,152	$577,106	$3,442,259
(e) Foreign currency collateral pledged, at cost	$—	$11,160	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2021

iShares MSCI Global Silver and Metals Miners ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$278,518,434
Affiliated(c)	25,913,393
Cash	6,287
Foreign currency, at value(d)	108,087
Receivables:
Investments sold	5,469,534
Securities lending income — Affiliated	33,686
Capital shares sold	15,441
Dividends	113,645

Total assets	310,178,507

LIABILITIES
Collateral on securities loaned, at value	25,571,206
Payables:
Investments purchased	5,327,278
Investment advisory fees	83,663

Total liabilities	30,982,147

NET ASSETS	$279,196,360

NET ASSETS CONSIST OF:
Paid-in capital	$251,430,170
Accumulated earnings	27,766,190

NET ASSETS	$279,196,360

Shares outstanding	17,800,000

Net asset value	$15.69

Shares authorized	500 million

Par value	$0.001

(a) Securities loaned, at value	$23,018,419
(b) Investments, at cost — Unaffiliated	$235,964,684
(c) Investments, at cost — Affiliated	$25,906,481
(d) Foreign currency, at cost	$108,529

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2021

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF	iShares MSCI Global Metals & Mining Producers ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$295,197	$1,133,833	$3,440,176	$4,262,020
Dividends — Affiliated	8	32	122	129
Securities lending income — Affiliated — net	2,250	1,729	34,753	35,841
Foreign taxes withheld	(22,629)	(55,514)	(288,653)	(285,015)

Total investment income	274,826	1,080,080	3,186,398	4,012,975

EXPENSES
Investment advisory fees	67,432	98,162	965,758	892,667
Commitment fees	174	442	—	3,691
Interest expense	25	19	—	244

Total expenses	67,631	98,623	965,758	896,602

Net investment income	207,195	981,457	2,220,640	3,116,373

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(105,706)	(1,705,323)	10,131,847	(4,837,536)
Investments — Affiliated	(67)	(129)	(1,964)	(387)
In-kind redemptions — Unaffiliated	—	173,019	12,681,517	3,847,769
Futures contracts	—	36,624	—	87,039
Foreign currency transactions	410	3,106	42,301	(157,735)

Net realized gain (loss)	(105,363)	(1,492,703)	22,853,701	(1,060,850)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	10,714,307	14,363,509	(169,351,266)	177,636,668
Investments — Affiliated	(44)	—	(1,044)	(1,011)
Futures contracts	—	42,731	—	(2,381)
Foreign currency translations	(1,912)	(2,294)	(27,990)	(8,757)

Net change in unrealized appreciation (depreciation)	10,712,351	14,403,946	(169,380,300)	177,624,519

Net realized and unrealized gain (loss)	10,606,988	12,911,243	(146,526,599)	176,563,669

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,814,183	$13,892,700	$(144,305,959)	$179,680,042

(a) Net of deferred foreign capital gain tax of	$(18,160)	$(24,728)	$—	$(623,517)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2021

iShares MSCI Global Silver and Metals Miners ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$784,989
Dividends — Affiliated	54
Securities lending income — Affiliated — net	171,944
Foreign taxes withheld	(69,951)

Total investment income	887,036

EXPENSES
Investment advisory fees	455,413

Total expenses	455,413

Net investment income	431,623

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(2,293,796)
Investments — Affiliated	(6,792)
In-kind redemptions — Unaffiliated	7,064,712
Foreign currency transactions	47,905

Net realized gain	4,812,029

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(27,407,946)
Investments — Affiliated	(2,089)
Foreign currency translations	(1,579)

Net change in unrealized appreciation (depreciation)	(27,411,614)

Net realized and unrealized loss	(22,599,585)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,167,962)

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Global Agriculture Producers ETF		iShares MSCI Global Energy Producers ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$207,195	$439,899	$981,457	$2,028,360
Net realized loss	(105,363)	(991,927)	(1,492,703)	(2,628,198)
Net change in unrealized appreciation (depreciation)	10,712,351	2,189,730	14,403,946	(10,173,752)

Net increase (decrease) in net assets resulting from operations	10,814,183	1,637,702	13,892,700	(10,773,590)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(291,927)	(450,377)	(1,098,997)	(2,741,742)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	20,017,879	452,179	5,483,129	16,766,537

NET ASSETS
Total increase in net assets	30,540,135	1,639,504	18,276,832	3,251,205
Beginning of period	27,174,569	25,535,065	49,984,544	46,733,339

End of period	$57,714,704	$27,174,569	$68,261,376	$49,984,544

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets (continued)

	iShares MSCI Global Gold Miners ETF		iShares MSCI Global Metals & Mining Producers ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,220,640	$2,475,583	$3,116,373	$8,298,716
Net realized gain (loss)	22,853,701	18,719,431	(1,060,850)	(9,089,519)
Net change in unrealized appreciation (depreciation)	(169,380,300)	125,383,666	177,624,519	24,686,798

Net increase (decrease) in net assets resulting from operations	(144,305,959)	146,578,680	179,680,042	23,895,995

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,301,091)	(2,214,520)	(6,023,056)	(8,667,003)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(9,511,480)	102,976,575	507,955,951	60,694,834

NET ASSETS
Total increase (decrease) in net assets	(156,118,530)	247,340,735	681,612,937	75,923,826
Beginning of period	572,624,794	325,284,059	297,393,965	221,470,139

End of period	$416,506,264	$572,624,794	$979,006,902	$297,393,965

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Global Silver and Metals Miners ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$431,623	$407,542
Net realized gain	4,812,029	14,856,851
Net change in unrealized appreciation (depreciation)	(27,411,614)	56,819,965

Net increase (decrease) in net assets resulting from operations	(22,167,962)	72,084,358

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,266,899)	(1,984,667)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	55,975,202	80,799,271

NET ASSETS
Total increase in net assets	28,540,341	150,898,962
Beginning of period	250,656,019	99,757,057

End of period	$279,196,360	$250,656,019

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Global Agriculture Producers ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$28.60		$26.88	$29.15	$27.08	$24.31	$24.03

Net investment income(a)	0.20		0.49	0.53	0.53	0.45	0.54
Net realized and unrealized gain (loss)(b)	9.97		1.73	(2.25)	2.03	2.81	0.27

Net increase (decrease) from investment operations	10.17		2.22	(1.72)	2.56	3.26	0.81

Distributions(c)
From net investment income		(0.29)	(0.50)	(0.55)	(0.49)	(0.49)	(0.53)

Total distributions		(0.29)	(0.50)	(0.55)	(0.49)	(0.49)	(0.53)

Net asset value, end of period	$38.48		$28.60	$26.88	$29.15	$27.08	$24.31

Total Return
Based on net asset value	35.75	%(d)	8.41%	(5.88)%	9.49%	13.53%	3.55%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%

Total expenses after fees waived	0.39	%(e)	0.39%	0.39%	0.37%	0.37%	0.38%

Net investment income	1.20	%(e)	1.84%	1.88%	1.84%	1.76%	2.38%

Supplemental Data
Net assets, end of period (000)	$57,715		$27,175	$25,535	$33,521	$28,434	$27,951

Portfolio turnover rate(f)	2	%(d)	9%	13%	25%	16%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Energy Producers ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$12.04		$17.97	$22.80	$18.57	$18.72	$17.67

Net investment income(a)	0.24		0.68	0.70	0.64	0.60	0.59
Net realized and unrealized gain (loss)(b)	3.34		(5.61)	(4.90)	4.23	(0.16)	1.00

Net increase (decrease) from investment operations	3.58		(4.93)	(4.20)	4.87	0.44	1.59

Distributions(c)
From net investment income		(0.28)	(1.00)	(0.63)	(0.64)	(0.59)	(0.54)

Total distributions		(0.28)	(1.00)	(0.63)	(0.64)	(0.59)	(0.54)

Net asset value, end of period	$15.34		$12.04	$17.97	$22.80	$18.57	$18.72

Total Return
Based on net asset value	30.12	%(d)	(28.92)%	(18.56)%	26.48%	2.26%	9.31%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	3.90	%(e)	4.62%	3.41%	2.93%	3.10%	3.36%

Supplemental Data
Net assets, end of period (000)	$68,261		$49,985	$46,733	$47,889	$31,568	$37,440

Portfolio turnover rate(f)	5	%(d)	12%	6%	5%	4%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Gold Miners ETF

	Six Months Ended 02/28/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/20	08/31/19	08/31/18	08/31/17 (a)	08/31/16 (a)

Net asset value, beginning of period	$35.13		$24.01	$14.43	$19.96	$21.20	$11.13

Net investment income(b)	0.14		0.17	0.18	0.10	0.06	0.02
Net realized and unrealized gain (loss)(c)		(9.18)	11.11	9.59	(5.51)	(1.04)	10.11

Net increase (decrease) from investment operations		(9.04)	11.28	9.77	(5.41)	(0.98)	10.13

Distributions(d)
From net investment income		(0.14)	(0.16)	(0.19)	(0.12)	(0.26)	(0.06)

Total distributions		(0.14)	(0.16)	(0.19)	(0.12)	(0.26)	(0.06)

Net asset value, end of period	$25.95		$35.13	$24.01	$14.43	$19.96	$21.20

Total Return
Based on net asset value	(25.76	)%(e)	47.22%	68.13%	(27.22)%	(4.30)%	91.17%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	0.90	%(f)	0.66%	1.04%	0.56%	0.38%	0.06%

Supplemental Data
Net assets, end of period (000)	$416,506		$572,625	$325,284	$232,989	$391,247	$266,108

Portfolio turnover rate(g)	6	%(e)	21%	15%	4%	26%	30%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Metals & Mining Producers ETF

	Six Months Ended 02/28/21		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		08/31/20	08/31/19	08/31/18	08/31/17 (a)	08/31/16 (a)

Net asset value, beginning of period	$27.79		$25.60	$30.93	$31.86	$21.67	$21.30

Net investment income(b)	0.23		1.04	1.49	1.06	0.53	0.42
Net realized and unrealized gain (loss)(c)	13.92		2.26	(5.13)	(1.05)	10.26	0.41

Net increase (decrease) from investment operations	14.15		3.30	(3.64)	0.01	10.79	0.83

Distributions(d)
From net investment income		(0.46)	(1.11)	(1.69)	(0.94)	(0.60)	(0.46)

Total distributions		(0.46)	(1.11)	(1.69)	(0.94)	(0.60)	(0.46)

Net asset value, end of period	$41.48		$27.79	$25.60	$30.93	$31.86	$21.67

Total Return
Based on net asset value	51.25	%(e)	13.00%	(12.16)%	(0.10)%	50.55%	4.52%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.39%	0.39%	0.39%	0.39%	0.39%

Total expenses after fees waived	0.39	%(f)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	1.36	%(f)	4.03%	5.05%	3.15%	2.31%	2.16%

Supplemental Data
Net assets, end of period (000)	$979,007		$297,394	$221,470	$403,636	$347,259	$223,182

Portfolio turnover rate(g)	6	%(e)	11%	14%	14%	12%	8%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Silver and Metals Miners ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18		Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$17.29		$10.84	$8.43	.	$11.47	$13.61	$6.14

Net investment income(a)	0.03		0.04	0.09		0.10	0.09	0.05
Net realized and unrealized gain (loss)(b)		(1.24)	6.62	2.40		(3.05)	(1.94)	7.44

Net increase (decrease) from investment operations		(1.21)	6.66	2.49		(2.95)	(1.85)	7.49

Distributions(c)
From net investment income		(0.39)	(0.21)	(0.08)		(0.09)	(0.29)	(0.02)

Total distributions		(0.39)	(0.21)	(0.08)		(0.09)	(0.29)	(0.02)

Net asset value, end of period	$15.69		$17.29	$10.84		$8.43	$11.47	$13.61

Total Return
Based on net asset value	(6.87	)%(d)	62.71%	29.89%		(25.87)%	(13.26)%	122.11%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.39%	0.39%		0.39%	0.39%	0.39%

Net investment income	0.37	%(e)	0.35%	0.98%		0.94%	0.79%	0.47%

Supplemental Data
Net assets, end of period (000)	$279,196		$250,656	$99,757		$50,577	$64,258	$87,078

Portfolio turnover rate(f)	16	%(d)	66%	27%		19%	14%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Global Agriculture Producers	Non-diversified
MSCI Global Energy Producers	Non-diversified
MSCI Global Gold Miners	Non-diversified
MSCI Global Metals & Mining Producers	Non-diversified
MSCI Global Silver and Metals Miners	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

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Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Global Agriculture Producers
BofA Securities, Inc.	$385,041	$385,041		$—	$—
Credit Suisse AG	114,981	114,981		—	—
Macquarie Bank Limited	63,447	63,447		—	—
Morgan Stanley & Co. LLC	308,944	308,944		—	—

	$872,413	$872,413		$—	$—

MSCI Global Energy Producers
BofA Securities, Inc.	$26,489	$26,489		$—	$—
Goldman Sachs & Co.	32,115	32,115		—	—
Morgan Stanley & Co. LLC	40,192	40,192		—	—
Scotia Capital (USA) Inc.	11,897	11,897		—	—

	$110,693	$110,693		$—	$—

MSCI Global Gold Miners
Barclays Bank PLC	$1,453,313	$1,453,313		$—	$—
BNP Paribas Prime Brokerage International Ltd.	172,091	172,091		—	—
BofA Securities, Inc.	2,257,204	2,257,204		—	—
Credit Suisse Securities (USA) LLC	59,527	59,527		—	—
Goldman Sachs & Co.	101,700	101,700		—	—
JPMorgan Securities LLC	463,280	463,280		—	—
Morgan Stanley & Co. LLC	989	989		—	—
State Street Bank & Trust Company	924,840	924,840		—	—

	$5,432,944	$5,432,944		$—	$—

MSCI Global Metals & Mining Producers
BofA Securities, Inc.	$1,012,328	$1,012,328		$—	$—
Credit Suisse Securities (USA) LLC	3,427,274	3,427,274		—	—
Morgan Stanley & Co. LLC	229,583	229,583		—	—
National Financial Services LLC	82,380	82,380		—	—
Scotia Capital (USA) Inc.	347,228	347,228		—	—

	$5,098,793	$5,098,793		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Global Silver and Metals Miners
Barclays Capital Inc.	$1,946,403	$1,946,403		$—	$—
Credit Suisse Securities (USA) LLC	126,275	126,275		—	—
JPMorgan Securities LLC	15,879,193	15,879,193		—	—
Morgan Stanley & Co. LLC	283,081	283,081		—	—
Nomura Securities International Inc.	29,385	29,385		—	—
State Street Bank & Trust Company	4,672,992	4,672,992		—	—
Wells Fargo Bank, National Association	81,090	81,090		—	—

	$23,018,419	$23,018,419		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For each of the iShares MSCI Global Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2023 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For six months ended February 28, 2021, there were no fees waived by BFA pursuant to this arrangement.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

“collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

MSCI Global Agriculture Producers	$570
MSCI Global Energy Producers	425
MSCI Global Gold Miners	8,911
MSCI Global Metals & Mining Producers	8,342
MSCI Global Silver and Metals Miners	42,063

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Global Agriculture Producers	$14,225	$97,881	$9,701
MSCI Global Energy Producers	182,035	160,845	(163,406)
MSCI Global Gold Miners	174,928	1,599,342	(295,107)
MSCI Global Metals & Mining Producers	—	2,991,204	(809,107)
MSCI Global Silver and Metals Miners	724,202	5,115,061	(892,409)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7. PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI Global Agriculture Producers	$3,372,531	$648,667
MSCI Global Energy Producers	3,074,142	2,273,281
MSCI Global Gold Miners	32,233,655	31,446,975
MSCI Global Metals & Mining Producers	112,464,273	27,268,744
MSCI Global Silver and Metals Miners	38,822,519	42,687,916

For the six months ended February 28, 2021, in-kind transactions were as follows:

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	In-kind Purchases	In-kind Sales

MSCI Global Agriculture Producers	$17,297,903	$—
MSCI Global Energy Producers	8,520,900	3,689,727
MSCI Global Gold Miners	22,312,488	32,939,176
MSCI Global Metals & Mining Producers	444,581,042	22,960,618
MSCI Global Silver and Metals Miners	69,299,178	13,838,382

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

MSCI Global Agriculture Producers	$3,827,134
MSCI Global Energy Producers	5,549,371
MSCI Global Gold Miners	62,335,458
MSCI Global Metals & Mining Producers	49,403,539
MSCI Global Silver and Metals Miners	12,001,411

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Global Agriculture Producers	$47,354,110	$13,440,033	$(2,163,044)	$11,276,989
MSCI Global Energy Producers	73,274,339	4,080,636	(9,353,159)	(5,272,523)
MSCI Global Gold Miners	418,577,017	33,821,912	(31,229,547)	2,592,365
MSCI Global Metals & Mining Producers	841,208,974	157,808,093	(14,997,304)	142,810,789
MSCI Global Silver and Metals Miners	269,910,300	48,749,510	(14,227,983)	34,521,527

9.	LINE OF CREDIT

The iShares MSCI Global Agriculture Producers, iShares MSCI Global Energy Producers and iShares MSCI Global Metals & Mining Producers ETFs, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Funds, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For the six months ended February 28, 2021, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI Global Agriculture Producers	$114,000	$4,409	1.15%
MSCI Global Energy Producers	74,000	3,210	1.15
MSCI Global Metals & Mining Producers	1,089,000	42,116	1.15

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

MSCI Global Agriculture Producers
Shares sold	550,000	$20,017,879	100,000	$2,774,184
Shares redeemed	—	—	(100,000)	(2,322,005)

Net increase	550,000	$20,017,879	—	$452,179

MSCI Global Energy Producers
Shares sold	700,000	$9,699,277	2,200,000	$27,372,026
Shares redeemed	(400,000)	(4,216,148)	(650,000)	(10,605,489)

Net increase	300,000	$5,483,129	1,550,000	$16,766,537

MSCI Global Gold Miners
Shares sold	800,000	$24,448,314	9,600,000	$251,993,214
Shares redeemed	(1,050,000)	(33,959,794)	(6,850,000)	(149,016,639)

Net increase (decrease)	(250,000)	$(9,511,480)	2,750,000	$102,976,575

MSCI Global Metals & Mining Producers
Shares sold	13,900,000	$535,574,541	3,850,000	$108,039,671
Shares redeemed	(1,000,000)	(27,618,590)	(1,800,000)	(47,344,837)

Net increase	12,900,000	$507,955,951	2,050,000	$60,694,834

MSCI Global Silver and Metals Miners
Shares sold	4,200,000	$69,955,895	6,500,000	$94,504,256
Shares redeemed	(900,000)	(13,980,693)	(1,200,000)	(13,704,985)

Net increase	3,300,000	$55,975,202	5,300,000	$80,799,271

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Global Agriculture Producers ETF, iShares MSCI Global Energy Producers ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Global Metals & Mining Producers ETF and iShares MSCI Global Silver and Metals Miners ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI Global Agriculture Producers(a)	$0.235596	$—	$0.056331	$0.291927	81%	—%	19%	100%
MSCI Global Energy Producers(a)	0.276223	—	0.005571	0.281794	98	—	2	100
MSCI Global Gold Miners(a)	0.143094	—	0.001175	0.144269	99	—	1	100
MSCI Global Metals & Mining Producers(a)	0.378313	—	0.084999	0.463312	82	—	18	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	47

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	49

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-812-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares, Inc.

🌑	iShares Currency Hedged MSCI Emerging Markets ETF | HEEM | Cboe BZX

🌑	iShares MSCI Emerging Markets ETF | EEM | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® Currency Hedged MSCI Emerging Markets ETF

Investment Objective

The iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Emerging Markets 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Emerging Markets ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	19.11%	33.75%	13.49%	7.53%	33.75%	88.24%	59.56%
Fund Market	19.22	33.14	13.46	7.51	33.14	88.00	59.32
Index	19.37	34.62	14.08	7.95	34.62	93.21	63.64

The inception date of the Fund was 9/23/14. The first day of secondary market trading was 9/25/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 1,191.10	$ 0.00		$ 1,000.00	$ 1,024.80	$ 0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	100.0%
Forward foreign currency exchange contracts, net cumulative appreciation	0.3
Other assets less liabilities	(0.3)

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Information Technology	21.1%
Consumer Discretionary	18.6
Financials	17.5
Communication Services	12.4
Materials	7.7
Consumer Staples	5.4
Energy	4.7
Health Care	4.4
Industrials	4.2
Real Estate	2.1
Utilities	1.9

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Emerging Markets ETF

Investment Objective

The iShares MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, as represented by the MSCI Emerging Markets Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	21.76%	35.06%	14.53%	3.76%	35.06%	97.08%	44.60%
Fund Market	21.89	34.47	14.51	3.76	34.47	96.92	44.62
Index	22.32	36.05	15.24	4.41	36.05	103.23	53.89

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,217.60	$ 3.79		$ 1,000.00	$ 1,021.40	$ 3.46		0.69%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples

above.	See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	21.1%
Consumer Discretionary	18.6
Financials	17.5
Communication Services	12.4
Materials	7.7
Consumer Staples	5.4
Energy	4.7
Health Care	4.4
Industrials	4.2
Real Estate	2.1
Utilities	1.9

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	39.9%
Taiwan	13.6
South Korea	13.1
India	9.3
Brazil	4.2
South Africa	3.6
Russia	2.9
Saudi Arabia	2.5
Thailand	1.8
Mexico	1.6

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® Currency Hedged MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI Emerging Markets ETF(a)	4,042,839	$217,221,739

Total Investment Companies — 100.0% (Cost: $179,318,775)		217,221,739

Total Investments in Securities — 100.0% (Cost: $179,318,775)		217,221,739

Other Assets, Less Liabilities — (0.0)%		(6,785)

Net Assets — 100.0%		$217,214,954

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$20	$—
iShares MSCI Emerging Markets ETF	183,522,705	34,780,259		(35,973,195)	2,865,534	32,026,436	217,221,739	4,042,839	1,908,063	—

					$2,865,534	$32,026,436	$217,221,739		$1,908,083	$—

(a)	As of period end, the entity is no longer held
(b)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CLP	1,074,656,000	USD	1,484,250	MS	03/04/21	$381
HKD	376,485,000	USD	48,533,133	MS	03/04/21	5,395
INR	1,436,167,000	USD	19,388,012	MS	03/04/21	122,286
KRW	37,896,460,000	USD	33,574,424	MS	03/04/21	138,974
MYR	12,958,000	USD	3,191,353	MS	03/04/21	4,940
RUB	415,446,000	USD	5,569,078	MS	03/04/21	2,393
TWD	822,159,000	USD	29,499,785	MS	03/04/21	16,113
USD	10,531,691	BRL	57,902,000	MS	03/04/21	200,745
USD	6,916	CLP	4,971,000	MS	03/04/21	49
USD	10,464,024	CNY	67,565,320	MS	03/04/21	47,427
USD	2,301,082	EUR	1,893,000	MS	03/04/21	16,985
USD	48,849,967	HKD	378,767,000	MS	03/04/21	17,232
USD	19,613,618	INR	1,436,167,000	MS	03/04/21	103,320
USD	33,991,035	KRW	37,896,460,000	MS	03/04/21	277,637
USD	3,667,146	MXN	74,410,000	MS	03/04/21	111,200
USD	3,086,922	MYR	12,485,000	MS	03/04/21	7,302
USD	51,340	RUB	3,798,000	MS	03/04/21	406
USD	3,839,478	THB	114,822,000	MS	03/04/21	29,250
USD	817,862	TRY	6,046,000	MS	03/04/21	4,824

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Emerging Markets ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	7,464,118	ZAR	112,811,000	MS	03/04/21	$10,443
ZAR	115,587,000	USD	7,629,644	MS	03/04/21	7,448
CLP	31,007,000	USD	42,770	MS	04/07/21	89
INR	14,433,000	USD	193,966	MS	04/07/21	213
MXN	2,843,000	USD	135,251	MS	04/07/21	121
RUB	5,584,000	USD	74,458	MS	04/07/21	17
USD	10,102,151	BRL	56,370,000	MS	04/07/21	56,101
USD	29,738	CLP	21,506,000	MS	04/07/21	12
USD	2,322,693	EUR	1,912,000	MS	04/07/21	13,807
USD	3,516,282	MXN	73,810,000	MS	04/07/21	1,733
USD	3,089,970	MYR	12,570,000	MS	04/07/21	3,611
USD	5,579,200	RUB	417,778,000	MS	04/07/21	7,248
USD	771,828	TRY	5,826,000	MS	04/07/21	62
ZAR	1,135,000	USD	74,588	MS	04/07/21	79
USD	10,397,435	CNY	67,584,320	MS	04/08/21	10,543

						1,218,386

BRL	57,902,000	USD	10,394,891	MS	03/04/21	(63,946)
CNY	67,565,320	USD	10,419,934	MS	03/04/21	(3,337)
EUR	1,924,000	USD	2,335,457	MS	03/04/21	(13,954)
HKD	2,282,000	USD	294,331	MS	03/04/21	(123)
MXN	74,410,000	USD	3,558,840	MS	03/04/21	(2,894)
THB	90,000	USD	3,007	MS	03/04/21	(20)
TRY	6,046,000	USD	814,181	MS	03/04/21	(1,143)
USD	1,456,471	CLP	1,069,685,000	MS	03/04/21	(21,292)
USD	37,229	EUR	31,000	MS	03/04/21	(176)
USD	116,348	MYR	473,000	MS	03/04/21	(325)
USD	5,431,224	RUB	411,648,000	MS	03/04/21	(89,314)
USD	34,174	THB	1,030,000	MS	03/04/21	(6)
USD	29,438,656	TWD	822,159,000	MS	03/04/21	(77,241)
USD	182,532	ZAR	2,776,000	MS	03/04/21	(885)
BRL	4,522,000	USD	808,136	MS	04/07/21	(2,242)
EUR	61,000	USD	73,951	MS	04/07/21	(289)
KRW	1,107,717,000	USD	982,900	MS	04/07/21	(185)
MYR	343,000	USD	84,472	MS	04/07/21	(254)
TRY	242,000	USD	32,100	MS	04/07/21	(43)
USD	1,484,865	CLP	1,074,656,000	MS	04/07/21	(559)
USD	20,407,795	INR	1,525,278,000	MS	04/07/21	(112,974)
USD	34,180,456	KRW	38,583,022,000	MS	04/07/21	(48,626)
USD	3,904,651	THB	117,901,000	MS	04/07/21	(7,395)
USD	30,541,749	TWD	849,043,000	MS	04/07/21	(33,159)
USD	7,784,430	ZAR	118,478,000	MS	04/07/21	(9,830)
CNY	1,194,000	USD	183,637	MS	04/08/21	(134)
HKD	1,008,000	USD	129,966	MS	04/08/21	(1)
USD	49,030,148	HKD	380,317,000	MS	04/08/21	(5,669)

						(496,016)

	Net unrealized appreciation					$722,370

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Emerging Markets ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$1,218,386

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$496,016

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(5,042,449)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$984,645

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$161,425,585
Average amounts sold — in USD	$321,904,686

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:

Forward foreign currency exchange contracts	$1,218,386	$496,016

Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,218,386	496,016
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	1,218,386	496,016

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Assets	(b)

Morgan Stanley & Co. International PLC	$1,218,386		$(496,016)	$722,370

	Derivative Liabilities Subject to an MNA by	Derivatives Available for		Net Amount of Derivative
Counterparty	Counterparty	Offset	(a)	Liabilities

Morgan Stanley & Co. International PLC	$496,016		$(496,016)	$—

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Emerging Markets ETF

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$217,221,739	$—	$—	$217,221,739

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,218,386	$—	$1,218,386
Liabilities
Forward Foreign Currency Exchange Contracts	—	(496,016)	—	(496,016)

	$—	$722,370	$—	$722,370

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Globant SA(a)	135,208	$29,031,862
Telecom Argentina SA, ADR	326,769	1,947,543
YPF SA, ADR(a)	616,489	2,669,397

		33,648,802

Brazil — 3.2%
Ambev SA	16,678,115	41,956,769
Atacadao SA	1,415,000	4,826,648
B2W Cia. Digital(a)	804,529	11,837,572
B3 SA - Brasil, Bolsa, Balcao	7,370,701	71,815,086
Banco Bradesco SA	4,926,635	18,201,777
Banco BTG Pactual SA	843,900	15,390,854
Banco do Brasil SA	3,016,974	15,184,885
Banco Inter SA	340,700	9,498,922
Banco Santander Brasil SA	1,426,200	9,568,480
BB Seguridade Participacoes SA	2,434,700	11,109,612
BRF SA(a)	2,039,285	7,918,488
CCR SA	4,363,600	8,808,552
Centrais Eletricas Brasileiras SA	1,101,073	6,403,276
Cia. de Saneamento Basico do Estado de Sao Paulo	1,229,924	8,121,442
Cia. Siderurgica Nacional SA	2,533,128	14,940,458
Cosan SA	588,100	8,589,792
CPFL Energia SA	801,300	4,149,526
Energisa SA	628,000	4,920,961
Engie Brasil Energia SA	713,050	5,264,982
Equatorial Energia SA	3,214,400	11,593,192
Hapvida Participacoes e Investimentos SA(b)	4,132,700	11,494,038
Hypera SA	1,387,600	8,161,694
JBS SA	3,786,465	17,542,733
Klabin SA	2,567,000	13,574,163
Localiza Rent a Car SA	2,210,708	23,007,341
Lojas Americanas SA	31,596	141,225
Lojas Renner SA	2,838,289	18,670,508
Magazine Luiza SA	10,611,500	46,040,511
Natura & Co. Holding SA(a)	3,263,947	27,040,208
Notre Dame Intermedica Participacoes SA	1,853,300	28,838,459
Petrobras Distribuidora SA	2,766,700	9,889,139
Petroleo Brasileiro SA	13,155,174	52,285,033
Raia Drogasil SA	3,926,000	16,364,644
Rumo SA(a)	4,564,100	14,823,160
Sul America SA	1,085,330	6,432,464
Suzano SA(a)	2,702,900	35,487,066
Telefonica Brasil SA	1,621,967	12,805,654
TIM SA	3,171,876	7,285,062
TOTVS SA	1,605,900	9,042,291
Ultrapar Participacoes SA	2,651,700	9,192,604
Vale SA	13,259,309	224,880,431
Via Varejo SA(a)	4,613,900	9,827,113
WEG SA	3,022,606	42,331,290

		935,258,105

Chile — 0.4%
Banco de Chile	162,719,873	17,845,476
Banco de Credito e Inversiones SA	186,385	8,092,826
Banco Santander Chile	236,095,945	13,516,009
Cencosud SA	5,189,349	10,171,747
Cencosud Shopping SA	1,529,534	3,024,508
Cia. Cervecerias Unidas SA	531,395	4,588,910
Colbun SA	28,247,530	5,281,007

Security	Shares	Value

Chile (continued)
Empresas CMPC SA	4,027,039	$11,750,844
Empresas COPEC SA	1,377,516	15,545,319
Enel Americas SA	121,368,396	18,486,288
Enel Chile SA(a)	99,035,162	7,326,605
Falabella SA	2,685,900	11,138,479

		126,768,018

China — 39.8%
21Vianet Group Inc., ADR(a)	274,006	9,984,779
360 Security Technology Inc., Class A	1,052,290	2,614,546
3SBio Inc.(a)(b)	4,712,000	4,689,313
51job Inc., ADR(a)(c)	100,935	6,621,336
AAC Technologies Holdings Inc.(c)	2,653,500	14,298,220
AECC Aviation Power Co. Ltd., Class A	572,373	5,315,772
Agile Group Holdings Ltd.	4,720,000	6,668,669
Agricultural Bank of China Ltd., Class A	17,465,400	8,786,809
Agricultural Bank of China Ltd., Class H	97,425,000	35,416,540
Aier Eye Hospital Group Co. Ltd., Class A	945,036	10,541,479
Air China Ltd., Class A	1,476,293	1,843,131
Air China Ltd., Class H	6,708,000	5,534,261
AK Medical Holdings Ltd.(b)	1,464,000	2,155,231
Alibaba Group Holding Ltd., ADR(a)	6,779,514	1,611,897,249
Alibaba Health Information Technology Ltd.(a)	14,556,000	48,786,764
Alibaba Pictures Group Ltd.(a)(c)	49,540,000	6,897,098
A-Living Smart City Services Co. Ltd.(b)	1,706,750	7,150,557
Aluminum Corp. of China Ltd., Class A(a)	3,054,500	2,003,384
Aluminum Corp. of China Ltd., Class H(a)	14,862,000	7,510,173
Anhui Conch Cement Co. Ltd., Class A	1,013,386	8,341,861
Anhui Conch Cement Co. Ltd., Class H	4,233,500	27,232,450
Anhui Gujing Distillery Co. Ltd., Class A	116,585	4,215,149
Anhui Gujing Distillery Co. Ltd., Class B	323,600	4,292,502
Anhui Kouzi Distillery Co. Ltd., Class A	240,752	2,134,866
ANTA Sports Products Ltd.	3,892,402	59,710,576
Asymchem Laboratories Tianjin Co. Ltd., Class A	84,300	3,421,514
Autobio Diagnostics Co. Ltd., Class A	96,692	1,833,609
Autohome Inc., ADR	214,115	24,417,675
Avic Capital Co. Ltd., Class A	4,679,089	2,967,824
AVIC Jonhon Optronic Technology Co. Ltd., Class A	433,693	4,606,756
AVIC Shenyang Aircraft Co. Ltd., Class A	260,200	3,256,591
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	944,886	4,618,091
AviChina Industry & Technology Co. Ltd., Class H	9,268,000	6,272,374
AVICOPTER PLC, Class A	257,753	2,105,032
Baidu Inc., ADR(a)	965,414	273,656,252
Bank of Beijing Co. Ltd., Class A	5,459,706	4,019,043
Bank of Chengdu Co. Ltd., Class A	1,675,295	2,843,931
Bank of China Ltd., Class A	8,905,600	4,452,903
Bank of China Ltd., Class H	281,165,000	98,586,347
Bank of Communications Co. Ltd., Class A	10,271,873	7,244,374
Bank of Communications Co. Ltd., Class H	28,797,600	16,259,868
Bank of Hangzhou Co. Ltd., Class A	1,795,245	4,438,347
Bank of Jiangsu Co. Ltd., Class A	4,216,010	3,741,145
Bank of Nanjing Co. Ltd., Class A	2,509,446	3,407,969
Bank of Ningbo Co. Ltd., Class A	1,401,381	8,672,327
Bank of Shanghai Co. Ltd., Class A	3,460,642	4,475,440
Baoshan Iron & Steel Co. Ltd., Class A	4,459,473	5,175,311
Baozun Inc., ADR(a)(c)	214,449	9,849,643
BeiGene Ltd., ADR(a)(c)	162,883	52,122,560
Beijing Capital International Airport Co. Ltd., Class H	7,048,000	5,496,774

S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Beijing Enlight Media Co. Ltd., Class A	1,080,995	$2,265,471
Beijing Enterprises Holdings Ltd.	1,854,500	6,418,858
Beijing Enterprises Water Group Ltd.	19,360,000	7,661,792
Beijing New Building Materials PLC, Class A	459,213	3,427,169
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	689,229	5,023,617
Beijing Shiji Information Technology Co. Ltd., Class A	311,930	1,691,104
Beijing Shunxin Agriculture Co. Ltd., Class A	242,300	2,041,649
Beijing Sinnet Technology Co. Ltd., Class A	557,586	1,638,377
Beijing Tiantan Biological Products Corp. Ltd., Class A	393,145	2,128,978
Betta Pharmaceuticals Co. Ltd., Class A	113,996	2,078,892
BGI Genomics Co. Ltd., Class A	109,900	2,340,517
Bilibili Inc., ADR(a)(c)	424,049	53,417,453
BOC Aviation Ltd.(b)(c)	772,700	7,470,657
BOE Technology Group Co. Ltd., Class A	7,900,100	7,424,803
Bosideng International Holdings Ltd.	11,982,000	5,050,841
Brilliance China Automotive Holdings Ltd.	11,266,000	10,108,009
BYD Co. Ltd., Class A	430,812	13,115,471
BYD Co. Ltd., Class H	2,785,500	70,810,341
BYD Electronic International Co. Ltd.(c)	2,451,000	13,665,201
Caitong Securities Co. Ltd., Class A	1,336,665	2,316,527
CanSino Biologics Inc., Class H(a)(b)	263,600	12,538,870
CGN Power Co. Ltd., Class H(b)	34,036,000	7,502,763
Changchun High & New Technology Industry Group Inc., Class A	92,294	5,995,261
Changjiang Securities Co. Ltd., Class A	2,762,435	3,090,759
Chaozhou Three-Circle Group Co. Ltd., Class A	416,505	2,403,958
China Aoyuan Group Ltd.	4,589,000	4,348,025
China Bohai Bank Co. Ltd., Class H(a)(b)	9,048,000	4,992,097
China Cinda Asset Management Co. Ltd., Class H	32,386,000	6,429,314
China CITIC Bank Corp. Ltd., Class H	28,331,800	13,367,244
China Communications Services Corp. Ltd., Class H	9,294,000	4,385,008
China Conch Venture Holdings Ltd.	5,996,500	26,668,804
China Construction Bank Corp., Class A	2,566,968	2,876,021
China Construction Bank Corp., Class H	343,763,760	276,079,876
China East Education Holdings Ltd.(b)(c)	1,973,500	4,441,892
China Eastern Airlines Corp. Ltd., Class A	4,442,497	3,235,968
China Education Group Holdings Ltd.	2,635,000	4,898,155
China Everbright Bank Co. Ltd., Class A	9,249,603	5,852,508
China Everbright Bank Co. Ltd., Class H	10,973,000	4,752,819
China Everbright Environment Group Ltd.	13,786,813	7,891,026
China Everbright Ltd.	3,694,000	4,771,459
China Evergrande Group(c)	6,699,388	13,714,256
China Feihe Ltd.(b)	4,178,000	11,444,952
China Fortune Land Development Co. Ltd., Class A	1,033,335	1,352,297
China Galaxy Securities Co. Ltd., Class A	961,500	1,598,086
China Galaxy Securities Co. Ltd., Class H	13,085,000	8,079,711
China Gas Holdings Ltd.	9,440,000	38,028,450
China Greatwall Technology Group Co. Ltd., Class A	826,273	2,202,171
China Hongqiao Group Ltd.	6,553,500	8,127,088
China Huarong Asset Management Co. Ltd., Class H(b)	37,028,000	4,391,417
China Huishan Dairy Holdings Co. Ltd.(a)(d)	5,603,350	7
China International Capital Corp. Ltd., Class H(a)(b)(c)	5,020,000	11,583,595

Security	Shares	Value

China (continued)
China Jinmao Holdings Group Ltd.	20,072,000	$8,357,565
China Jushi Co. Ltd., Class A	1,076,392	3,729,253
China Lesso Group Holdings Ltd.	4,036,000	7,460,826
China Life Insurance Co. Ltd., Class A	724,212	3,706,084
China Life Insurance Co. Ltd., Class H	26,301,000	55,467,957
China Literature Ltd.(a)(b)(c)	1,111,400	10,358,463
China Longyuan Power Group Corp. Ltd., Class H	11,554,000	17,187,978
China Medical System Holdings Ltd.	5,034,000	7,865,067
China Meidong Auto Holdings Ltd.	2,178,000	8,282,596
China Mengniu Dairy Co. Ltd.	10,010,000	54,712,498
China Merchants Bank Co. Ltd., Class A	4,578,389	36,105,107
China Merchants Bank Co. Ltd., Class H	13,896,467	106,677,488
China Merchants Energy Shipping Co. Ltd., Class A	1,791,157	1,445,674
China Merchants Port Holdings Co. Ltd.	5,436,000	7,918,529
China Merchants Securities Co. Ltd., Class A	1,884,679	6,334,762
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,637,790	3,250,381
China Minsheng Banking Corp. Ltd., Class A	9,186,955	7,344,063
China Minsheng Banking Corp. Ltd., Class H	19,442,048	11,604,051
China Molybdenum Co. Ltd., Class A	5,164,698	5,340,166
China Molybdenum Co. Ltd., Class H	11,037,000	8,536,678
China National Building Material Co. Ltd., Class H	14,018,000	21,251,030
China National Chemical Engineering Co. Ltd., Class A	3,362,967	3,176,209
China National Nuclear Power Co. Ltd., Class A	4,351,200	3,471,640
China National Software & Service Co. Ltd., Class A	129,699	1,164,516
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	1,378,454	4,401,369
China Oilfield Services Ltd., Class H	6,384,000	7,340,816
China Overseas Land & Investment Ltd.	13,506,960	34,196,819
China Overseas Property Holdings Ltd.	4,850,000	3,194,841
China Pacific Insurance Group Co. Ltd., Class A	1,467,148	10,005,366
China Pacific Insurance Group Co. Ltd., Class H	9,894,800	45,472,954
China Petroleum & Chemical Corp., Class A	6,126,589	4,264,129
China Petroleum & Chemical Corp., Class H	86,128,800	47,631,285
China Power International Development Ltd.	16,099,000	3,445,035
China Railway Group Ltd., Class A	5,156,400	4,543,785
China Railway Group Ltd., Class H	13,131,000	6,940,141
China Resources Beer Holdings Co. Ltd.	5,298,000	39,953,463
China Resources Cement Holdings Ltd.	9,136,000	10,882,149
China Resources Gas Group Ltd.	3,360,000	16,784,082
China Resources Land Ltd.	11,487,333	54,568,663
China Resources Pharmaceutical Group Ltd.(b)	5,904,500	3,767,688
China Resources Power Holdings Co. Ltd.	7,090,999	8,254,329
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	381,856	1,542,781
China Shenhua Energy Co. Ltd., Class A	1,204,094	3,298,328
China Shenhua Energy Co. Ltd., Class H	12,300,000	23,371,641
China Shipbuilding Industry Co. Ltd., Class A(a)	5,567,092	3,539,653
China Southern Airlines Co. Ltd., Class A(a)	2,274,400	2,130,544
China Southern Airlines Co. Ltd., Class H(a)(c)	6,130,000	4,188,157
China State Construction Engineering Corp. Ltd., Class A	8,903,771	6,939,056
China State Construction International Holdings Ltd.	7,416,000	5,114,582
China Taiping Insurance Holdings Co. Ltd.	5,963,660	12,853,925
China Tourism Group Duty Free Corp. Ltd., Class A	452,932	21,522,457

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Tower Corp. Ltd., Class H(b)	159,968,000	$23,920,911
China Traditional Chinese Medicine Holdings Co. Ltd.	9,504,000	5,696,997
China TransInfo Technology Co. Ltd., Class A	561,500	1,421,113
China Vanke Co. Ltd., Class A	2,249,859	11,492,601
China Vanke Co. Ltd., Class H	5,893,331	24,994,436
China Yangtze Power Co. Ltd., Class A	4,936,815	15,046,968
China Youzan Ltd.(a)	50,152,000	21,464,113
China Yuhua Education Corp. Ltd.(b)	4,276,000	3,538,827
Chongqing Changan Automobile Co. Ltd., Class A(a)	1,178,387	3,300,651
Chongqing Rural Commercial Bank Co. Ltd., Class H	10,638,000	4,689,999
Chongqing Zhifei Biological Products Co. Ltd., Class A	356,276	9,593,283
CIFI Holdings Group Co. Ltd.	11,170,000	10,583,447
CITIC Ltd.	20,506,000	17,367,325
CITIC Securities Co. Ltd., Class A	2,513,851	10,571,609
CITIC Securities Co. Ltd., Class H	7,518,000	16,204,111
Contemporary Amperex Technology Co. Ltd., Class A	514,529	25,586,500
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	3,078,188	6,004,506
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	8,013,500	8,904,635
COSCO SHIPPING Ports Ltd.(c)	7,086,000	5,151,893
Country Garden Holdings Co. Ltd.(c)	27,183,939	33,816,318
Country Garden Services Holdings Co. Ltd.	5,285,000	43,466,261
CSC Financial Co. Ltd., Class A	638,897	3,482,464
CSPC Pharmaceutical Group Ltd.	32,154,479	33,574,775
Dali Foods Group Co. Ltd.(b)	8,050,000	4,898,064
Daqin Railway Co. Ltd., Class A	3,473,455	3,500,337
Daqo New Energy Corp., ADR(a)	177,342	18,487,903
DHC Software Co. Ltd., Class A	889,498	1,050,126
Dongfeng Motor Group Co. Ltd., Class H	9,888,000	9,101,087
Dongxing Securities Co. Ltd., Class A	1,068,897	1,892,057
DouYu International Holdings Ltd., ADR(a)	346,107	4,963,174
East Money Information Co. Ltd., Class A	1,918,611	8,995,178
ENN Energy Holdings Ltd.	2,849,500	43,675,424
Eve Energy Co. Ltd., Class A	470,753	6,211,468
Ever Sunshine Lifestyle Services Group Ltd.	2,082,000	5,126,261
Everbright Securities Co. Ltd., Class A	1,054,283	2,505,607
Fangda Carbon New Material Co. Ltd., Class A(a)	1,349,234	1,605,376
Far East Horizon Ltd.	7,312,000	7,861,200
Fiberhome Telecommunication Technologies Co. Ltd., Class A	376,490	1,112,066
First Capital Securities Co. Ltd., Class A	1,402,200	1,716,004
Focus Media Information Technology Co. Ltd., Class A	3,602,578	6,087,831
Foshan Haitian Flavouring & Food Co. Ltd., Class A	624,118	16,633,900
Fosun International Ltd.(c)	9,418,000	14,131,826
Founder Securities Co. Ltd., Class A(a)	2,545,187	3,377,950
Foxconn Industrial Internet Co. Ltd., Class A	1,329,197	2,832,814
Fuyao Glass Industry Group Co. Ltd., Class A	535,172	3,910,645
Fuyao Glass Industry Group Co. Ltd., Class H	1,640,400	10,065,685
Ganfeng Lithium Co. Ltd., Class A	286,181	4,373,194
GCL System Integration Technology Co. Ltd., Class A(a)	1,576,800	849,253
GDS Holdings Ltd., ADR(a)(c)	320,313	32,723,176
Geely Automobile Holdings Ltd.	21,185,000	68,820,151
Gemdale Corp., Class A	1,568,630	3,069,551

Security	Shares	Value

China (continued)
Genscript Biotech Corp.(a)	3,834,000	$6,612,944
GF Securities Co. Ltd., Class A	1,561,894	3,859,028
GF Securities Co. Ltd., Class H	4,878,000	6,917,053
Gigadevice Semiconductor Beijing Inc., Class A	115,910	3,443,394
GoerTek Inc., Class A	859,700	4,245,530
GOME Retail Holdings Ltd.(a)(c)	35,560,200	10,451,669
Great Wall Motor Co. Ltd., Class H	11,537,500	33,538,596
Greenland Holdings Corp. Ltd., Class A	2,365,418	2,055,187
Greentown China Holdings Ltd.	3,147,500	4,690,403
Greentown Service Group Co. Ltd.(c)	5,216,000	5,298,469
GSX Techedu Inc., ADR(a)(c)	278,363	28,629,635
Guangdong Haid Group Co. Ltd., Class A	438,227	5,376,521
Guangdong Investment Ltd.	10,942,110	19,578,398
Guangzhou Automobile Group Co. Ltd., Class H	10,805,838	10,029,460
Guangzhou Baiyun International Airport Co. Ltd., Class A	693,891	1,411,373
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	485,195	2,161,714
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	158,784	3,355,125
Guangzhou R&F Properties Co. Ltd., Class H	6,206,000	8,288,160
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	175,291	3,444,764
Guosen Securities Co. Ltd., Class A	1,656,242	3,115,750
Guotai Junan Securities Co. Ltd., Class A	2,203,540	5,665,405
Haidilao International Holding Ltd.(b)	2,887,000	23,688,186
Haier Smart Home Co. Ltd., Class A	1,460,641	6,518,938
Haier Smart Home Co. Ltd., Class H(a)(c)	7,139,400	27,150,032
Haitian International Holdings Ltd.	2,530,000	8,691,692
Haitong Securities Co. Ltd., Class A	1,982,001	3,697,986
Haitong Securities Co. Ltd., Class H	10,180,800	9,304,965
Hangzhou Robam Appliances Co. Ltd., Class A	243,364	1,419,656
Hangzhou Tigermed Consulting Co. Ltd., Class A	189,600	4,113,362
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	337,700	6,608,295
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	4,282,000	21,803,709
Henan Shuanghui Investment & Development Co. Ltd., Class A	719,200	5,109,990
Hengan International Group Co. Ltd.	2,465,000	17,063,881
Hengli Petrochemical Co. Ltd., Class A	1,441,891	8,041,844
Hengtong Optic-Electric Co. Ltd., Class A	795,053	1,574,192
Hengyi Petrochemical Co. Ltd., Class A	1,412,429	3,916,966
Hithink RoyalFlush Information Network Co. Ltd., Class A	143,900	2,988,881
Hopson Development Holdings Ltd.	2,404,000	7,886,946
Hua Hong Semiconductor Ltd.(a)(b)	1,671,000	10,221,139
Huadong Medicine Co. Ltd., Class A	579,105	2,845,545
Hualan Biological Engineering Inc., Class A	509,676	3,364,883
Huaneng Power International Inc., Class H	15,332,000	5,237,588
Huatai Securities Co. Ltd., Class A	1,935,609	5,128,885
Huatai Securities Co. Ltd., Class H(b)	4,087,800	6,081,099
Huaxia Bank Co. Ltd., Class A	3,872,780	3,729,430
Huaxin Cement Co. Ltd., Class A	467,006	1,613,658
Huayu Automotive Systems Co. Ltd., Class A	751,368	2,991,627
Huazhu Group Ltd., ADR(c)	577,808	33,593,757
Hubei Biocause Pharmaceutical Co. Ltd., Class A	2,375,899	1,470,305
Hundsun Technologies Inc., Class A	289,132	3,899,803
Hutchison China MediTech Ltd., ADR(a)	255,974	7,356,693
HUYA Inc., ADR(a)(c)	251,517	6,627,473
Iflytek Co. Ltd., Class A	557,175	4,145,375

S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Industrial & Commercial Bank of China Ltd., Class A	12,997,262	$10,771,128
Industrial & Commercial Bank of China Ltd., Class H	216,366,085	141,132,267
Industrial Bank Co. Ltd., Class A	4,550,422	17,331,329
Industrial Securities Co. Ltd., Class A	2,881,051	4,032,676
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	15,299,900	3,636,172
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,196,400	2,016,803
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,309,470	8,734,044
Innovent Biologics Inc.(a)(b)	3,539,500	36,456,528
Inspur Electronic Information Industry Co. Ltd., Class A	374,490	1,813,544
iQIYI Inc., ADR(a)(c)	1,004,177	25,435,803
Jafron Biomedical Co. Ltd., Class A	261,527	3,167,859
JD Health International Inc.(a)(b)	893,150	16,326,280
JD.com Inc., ADR(a)	3,096,837	290,700,089
Jiangsu Expressway Co. Ltd., Class H	4,888,000	5,677,310
Jiangsu Hengli Hydraulic Co. Ltd., Class A	332,588	4,876,017
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,225,718	19,256,324
Jiangsu King’s Luck Brewery JSC Ltd., Class A	419,586	3,187,762
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	339,150	9,892,104
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,348,387	1,677,199
Jiangxi Copper Co. Ltd., Class A	461,700	1,987,921
Jiangxi Copper Co. Ltd., Class H	4,738,000	11,494,797
Jiangxi Zhengbang Technology Co. Ltd., Class A	659,824	1,686,256
Jinke Properties Group Co. Ltd., Class A	1,970,682	2,265,729
Jinxin Fertility Group Ltd.(b)	4,742,000	10,709,822
Jiumaojiu International Holdings Ltd.(a)(b)	2,043,000	8,019,407
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	287,525	2,300,253
JOYY Inc.(c)	209,960	24,754,284
Juewei Food Co. Ltd., Class A	210,014	2,814,188
Kaisa Group Holdings Ltd.	9,443,000	4,893,535
KE Holdings Inc.(a)(c)	417,412	26,643,408
Kingboard Holdings Ltd.	2,602,500	12,010,480
Kingboard Laminates Holdings Ltd.	4,182,500	7,138,559
Kingdee International Software Group Co. Ltd.(c)	8,778,000	31,514,280
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	195,399	11,505,093
Kingsoft Corp. Ltd.(c)	3,008,000	21,094,214
Koolearn Technology Holding Ltd.(a)(b)(c)	943,500	2,639,297
Kuaishou Technology(a)	681,500	27,128,749
Kunlun Energy Co. Ltd.	14,090,000	12,950,518
Kweichow Moutai Co. Ltd., Class A	272,587	89,298,708
KWG Group Holdings Ltd.	4,842,000	7,340,383
Lee & Man Paper Manufacturing Ltd.	5,128,000	4,752,953
Lenovo Group Ltd.(c)	25,838,000	32,674,919
Lens Technology Co. Ltd., Class A	1,193,100	5,753,895
Lepu Medical Technology Beijing Co. Ltd., Class A	493,435	2,423,827
Li Auto Inc.(a)	628,802	15,952,707
Li Ning Co. Ltd.	7,657,000	43,035,985
Lingyi iTech Guangdong Co., Class A	1,481,080	2,324,527
Logan Group Co. Ltd.	5,294,000	8,243,991
Longfor Group Holdings Ltd.(b)	6,513,500	38,624,144
LONGi Green Energy Technology Co. Ltd., Class A	854,841	13,780,673

Security	Shares	Value

China (continued)
Lufax Holding Ltd.(a)(c)	627,475	$9,424,674
Luxshare Precision Industry Co. Ltd., Class A	1,594,346	11,441,174
Luzhou Laojiao Co. Ltd., Class A	360,839	13,097,979
Mango Excellent Media Co. Ltd., Class A	461,000	4,563,863
Maxscend Microelectronics Co. Ltd., Class A	36,100	3,509,803
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	1,082,180	2,672,111
Meituan, Class B(a)(b)	12,907,900	565,745,519
Metallurgical Corp. of China Ltd., Class A	7,632,390	3,898,734
Microport Scientific Corp.	2,616,000	15,394,484
Midea Group Co. Ltd., Class A	795,700	11,429,857
Ming Yuan Cloud Group Holdings Ltd.(a)	1,215,000	6,875,866
Minth Group Ltd.	2,686,000	11,807,202
Momo Inc., ADR	552,341	8,749,081
Muyuan Foods Co. Ltd., Class A	864,185	15,190,270
NanJi E-Commerce Co. Ltd., Class A	765,600	1,250,036
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	270,697	1,729,493
Nanjing Securities Co. Ltd., Class A	977,600	1,584,111
NARI Technology Co. Ltd., Class A	1,096,124	4,802,420
NAURA Technology Group Co. Ltd., Class A	119,100	3,297,382
NavInfo Co. Ltd., Class A	690,400	1,739,891
NetEase Inc., ADR	1,489,068	163,574,120
New China Life Insurance Co. Ltd., Class A	658,392	5,292,659
New China Life Insurance Co. Ltd., Class H	2,720,700	10,381,473
New Hope Liuhe Co. Ltd., Class A	1,011,397	3,756,927
New Oriental Education & Technology Group Inc., ADR(a)	550,140	97,715,867
Nine Dragons Paper Holdings Ltd.	6,162,000	9,945,180
Ninestar Corp., Class A	344,800	1,460,645
Ningbo Joyson Electronic Corp., Class A	369,800	1,226,988
NIO Inc., ADR(a)	4,595,509	210,382,402
Noah Holdings Ltd.(a)(c)	119,943	5,361,452
Nongfu Spring Co. Ltd.(a)(b)	798,200	5,299,142
Offcn Education Technology Co. Ltd., Class A	432,900	2,176,575
OFILM Group Co. Ltd., Class A	794,165	1,301,578
Orient Securities Co. Ltd., Class A	1,596,686	2,363,051
Oriental Pearl Group Co. Ltd., Class A	1,276,200	1,699,670
Ovctek China Inc., Class A	189,300	2,723,003
People’s Insurance Co. Group of China Ltd. (The), Class A	2,118,900	2,004,500
People’s Insurance Co. Group of China Ltd. (The), Class H	21,590,000	6,707,432
Perfect World Co. Ltd., Class A	534,800	1,947,773
PetroChina Co. Ltd., Class A	4,644,000	3,124,739
PetroChina Co. Ltd., Class H	73,476,000	26,331,580
Pharmaron Beijing Co. Ltd., Class H(b)	459,000	7,845,901
PICC Property & Casualty Co. Ltd., Class H	24,543,192	18,571,875
Pinduoduo Inc., ADR(a)	1,404,541	240,401,238
Ping An Bank Co. Ltd., Class A	4,360,267	14,386,523
Ping An Healthcare and Technology Co. Ltd.(a)(b)	1,868,900	27,007,121
Ping An Insurance Group Co. of China Ltd., Class A	2,442,684	32,109,975
Ping An Insurance Group Co. of China Ltd., Class H	21,298,500	261,654,695
Poly Developments and Holdings Group Co. Ltd., Class A	2,720,584	6,524,515
Poly Property Services Co. Ltd.	412,400	2,713,945
Postal Savings Bank of China Co. Ltd., Class A	3,269,900	3,088,310
Postal Savings Bank of China Co. Ltd., Class H(b)	35,348,000	26,292,221

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Power Construction Corp. of China Ltd., Class A	4,069,400	$2,430,392
RiseSun Real Estate Development Co. Ltd., Class A	2,098,500	2,150,365
RLX Technology Inc., ADR(a)(c)	421,489	7,380,272
Rongsheng Petro Chemical Co. Ltd., Class A	1,478,372	7,677,217
SAIC Motor Corp. Ltd., Class A	1,807,706	5,928,185
Sanan Optoelectronics Co. Ltd., Class A	1,057,100	4,884,307
Sangfor Technologies Inc., Class A	89,800	3,676,619
Sany Heavy Industry Co. Ltd., Class A	2,005,652	12,724,423
SDIC Capital Co. Ltd., Class A	1,141,100	2,155,461
SDIC Power Holdings Co. Ltd., Class A	1,835,290	2,364,973
Seazen Group Ltd.	8,074,000	9,783,702
Seazen Holdings Co. Ltd., Class A	536,573	4,218,986
SF Holding Co. Ltd., Class A	905,835	14,672,630
SG Micro Corp., Class A	40,200	1,631,302
Shaanxi Coal Industry Co. Ltd., Class A	2,223,870	3,679,080
Shandong Gold Mining Co. Ltd., Class A	926,356	3,175,130
Shandong Gold Mining Co. Ltd., Class H(b)	2,392,500	4,829,813
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(c)	9,184,000	15,769,674
Shanghai Baosight Software Co. Ltd., Class A	257,630	2,276,580
Shanghai Construction Group Co. Ltd., Class A	6,122,095	2,787,129
Shanghai Electric Group Co. Ltd., Class A(a)	2,709,000	2,332,804
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	470,100	3,340,109
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(c)	1,755,000	8,280,276
Shanghai International Airport Co. Ltd., Class A	240,898	2,300,480
Shanghai International Port Group Co. Ltd., Class A	3,420,099	2,517,631
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,476,106	3,585,361
Shanghai M&G Stationery Inc., Class A	301,737	3,615,806
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	558,600	1,764,631
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,482,000	4,549,755
Shanghai Pudong Development Bank Co. Ltd., Class A	6,278,496	10,212,481
Shanghai RAAS Blood Products Co. Ltd., Class A	1,377,000	1,623,538
Shanxi Meijin Energy Co. Ltd., Class A(a)	1,243,500	1,389,375
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	207,900	10,045,524
Shengyi Technology Co. Ltd., Class A	590,800	2,231,963
Shennan Circuits Co. Ltd., Class A	128,640	2,183,953
Shenwan Hongyuan Group Co. Ltd., Class A	6,940,070	5,140,912
Shenzhen Goodix Technology Co. Ltd., Class A	109,400	2,331,726
Shenzhen Inovance Technology Co. Ltd., Class A	414,700	5,458,423
Shenzhen International Holdings Ltd.	3,942,000	6,524,816
Shenzhen Investment Ltd.	11,868,000	4,268,432
Shenzhen Kangtai Biological Products Co. Ltd., Class A	174,186	4,114,164
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	225,732	14,561,444
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,110,500	3,878,614
Shenzhen Sunway Communication Co. Ltd., Class A	285,840	1,495,401
Shenzhou International Group Holdings Ltd.	2,976,400	61,812,093
Shimao Group Holdings Ltd.	4,416,000	14,544,761

Security	Shares	Value

China (continued)
Sichuan Chuantou Energy Co. Ltd., Class A	1,962,560	$3,249,808
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	523,678	1,753,715
Sichuan Swellfun Co. Ltd., Class A	172,293	1,860,701
Silergy Corp.	270,000	25,979,715
SINA Corp.(a)	208,798	9,013,810
Sino Biopharmaceutical Ltd.	37,548,750	41,772,733
Sinopharm Group Co. Ltd., Class H	4,871,600	11,404,443
Sinotruk Hong Kong Ltd.	2,577,500	8,223,572
Smoore International Holdings Ltd.(a)(b)	2,091,000	16,968,224
Songcheng Performance Development Co. Ltd., Class A	1,002,313	3,116,832
Spring Airlines Co. Ltd., Class A	402,573	3,827,017
SSY Group Ltd.(c)	5,932,000	3,158,187
Sun Art Retail Group Ltd.	7,858,000	6,786,931
Sunac China Holdings Ltd.	9,278,000	39,708,096
Sungrow Power Supply Co. Ltd., Class A	347,800	4,641,735
Suning.com Co. Ltd., Class A	2,484,738	2,684,193
Sunny Optical Technology Group Co. Ltd.	2,568,000	64,221,931
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	484,300	1,615,865
TAL Education Group, ADR(a)	1,361,608	105,579,084
TCL Technology Group Corp., Class A	3,963,955	5,034,584
Tencent Holdings Ltd.	20,587,900	1,758,265,870
Tencent Music Entertainment Group, ADR(a)(c)	1,322,819	34,022,905
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	806,193	3,269,636
Tianma Microelectronics Co. Ltd., Class A	780,079	1,808,188
Tingyi Cayman Islands Holding Corp.(c)	7,394,000	14,850,241
Tongcheng-Elong Holdings Ltd.(a)	3,192,800	7,499,058
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	726,700	1,373,809
Tongwei Co. Ltd., Class A	981,384	7,115,199
Topchoice Medical Corp., Class A(a)	90,800	3,713,358
Topsports International Holdings Ltd.(b)	4,520,000	6,642,475
Transfar Zhilian Co. Ltd., Class A	2,370,198	2,249,546
TravelSky Technology Ltd., Class H	3,559,000	8,983,122
Trip.com Group Ltd., ADR(a)(c)	1,701,866	67,138,614
Tsingtao Brewery Co. Ltd., Class A	283,500	3,483,893
Tsingtao Brewery Co. Ltd., Class H	1,578,000	12,947,682
Unigroup Guoxin Microelectronics Co. Ltd., Class A	165,600	2,836,732
Uni-President China Holdings Ltd.	5,081,000	6,104,523
Unisplendour Corp. Ltd., Class A	689,188	2,285,647
Venustech Group Inc., Class A	344,103	1,643,024
Vinda International Holdings Ltd.(c)	1,335,000	3,983,996
Vipshop Holdings Ltd., ADR(a)(c)	1,600,107	59,715,993
Walvax Biotechnology Co. Ltd., Class A	401,494	2,838,405
Wanhua Chemical Group Co. Ltd., Class A	731,791	14,771,679
Want Want China Holdings Ltd.	18,557,000	13,396,224
Weibo Corp., ADR(a)(c)	205,111	11,315,974
Weichai Power Co. Ltd., Class A	1,491,244	5,074,489
Weichai Power Co. Ltd., Class H	6,844,800	20,029,644
Weimob Inc.(a)	5,547,000	16,124,688
Wens Foodstuffs Group Co. Ltd., Class A	1,457,190	4,086,073
Western Securities Co. Ltd., Class A	1,297,680	1,892,494
Wharf Holdings Ltd. (The)	5,240,000	12,361,438
Will Semiconductor Co. Ltd. Shanghai, Class A	198,200	8,655,545
Wingtech Technology Co. Ltd., Class A	284,400	4,424,980
Winning Health Technology Group Co. Ltd., Class A	711,624	1,846,092

S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wuhan Guide Infrared Co. Ltd., Class A	403,990	$2,448,934
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	529,788	2,301,524
Wuliangye Yibin Co. Ltd., Class A	864,528	37,357,013
WUS Printed Circuit Kunshan Co. Ltd., Class A	520,083	1,390,131
WuXi AppTec Co. Ltd., Class A	548,808	12,168,913
WuXi AppTec Co. Ltd., Class H(b)	906,492	18,895,597
Wuxi Biologics Cayman Inc., New(a)(b)	11,566,500	143,214,155
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	280,625	3,633,485
XCMG Construction Machinery Co. Ltd., Class A	3,129,969	3,381,218
Xiaomi Corp., Class B(a)(b)	51,335,800	167,427,761
Xinhu Zhongbao Co. Ltd., Class A	2,401,650	1,160,083
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,681,993	3,932,528
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	2,101,446	4,496,897
Xinyi Solar Holdings Ltd.	15,064,000	31,652,974
XPeng Inc., ADR(a)(c)	621,665	21,204,993
Yadea Group Holdings Ltd.(b)	3,878,000	8,438,531
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	330,698	2,168,980
Yanzhou Coal Mining Co. Ltd., Class H	6,640,800	6,155,111
Yealink Network Technology Corp. Ltd., Class A	225,280	2,632,847
Yifeng Pharmacy Chain Co. Ltd., Class A	192,459	2,616,671
Yihai International Holding Ltd.	1,725,000	23,615,668
Yihai Kerry Arawana Holdings Co. Ltd.(a)	107,800	1,488,939
Yonghui Superstores Co. Ltd., Class A	2,343,600	2,607,677
Yonyou Network Technology Co. Ltd., Class A	815,151	4,641,940
Yuexiu Property Co. Ltd.	25,130,000	5,571,954
Yum China Holdings Inc.	1,441,158	86,238,895
Yunda Holding Co. Ltd., Class A	671,304	1,739,422
Yunnan Baiyao Group Co. Ltd., Class A	326,701	6,595,177
Yunnan Energy New Material Co. Ltd., Class A	240,200	3,929,659
Zai Lab Ltd., ADR(a)	250,655	36,976,626
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	158,550	7,279,033
Zhaojin Mining Industry Co. Ltd., Class H	4,271,500	4,322,517
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	1,893,378	1,834,983
Zhejiang Chint Electrics Co. Ltd., Class A	805,723	4,259,986
Zhejiang Dahua Technology Co. Ltd., Class A	1,068,084	3,453,222
Zhejiang Expressway Co. Ltd., Class H	5,804,000	5,065,271
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	434,604	1,895,400
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	286,294	3,947,237
Zhejiang Longsheng Group Co. Ltd., Class A	982,900	2,508,880
Zhejiang NHU Co. Ltd., Class A	820,278	5,488,901
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,064,317	3,971,571
Zhejiang Supor Co. Ltd., Class A	240,682	2,796,879
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	172,947	2,005,751
Zhengzhou Yutong Bus Co. Ltd., Class A	1,025,667	2,402,776
Zhenro Properties Group Ltd.(c)	5,258,000	3,456,825
Zheshang Securities Co. Ltd., Class A	894,100	1,735,808
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,391,700	9,355,921
Zhongji Innolight Co. Ltd., Class A	194,600	1,378,449
Zhongsheng Group Holdings Ltd.	2,098,500	12,984,847
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,989,600	8,656,178
Zijin Mining Group Co. Ltd., Class A	5,052,300	9,504,470

Security	Shares	Value

China (continued)
Zijin Mining Group Co. Ltd., Class H	19,822,000	$29,385,422
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,670,468	3,707,081
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	4,667,600	7,112,098
ZTE Corp., Class A	857,100	4,200,945
ZTE Corp., Class H	2,819,400	7,189,018
ZTO Express Cayman Inc., ADR	1,463,074	49,364,117

		11,672,583,807

Colombia — 0.1%
Bancolombia SA	878,723	7,630,293
Ecopetrol SA	18,420,623	11,461,631
Grupo de Inversiones Suramericana SA	567,060	3,711,819
Interconexion Electrica SA ESP	1,697,387	11,171,652

		33,975,395

Czech Republic — 0.1%
CEZ AS	563,954	13,834,100
Komercni Banka AS(a)	279,312	8,781,543
Moneta Money Bank AS(a)(b)	1,865,273	6,833,151

		29,448,794

Egypt — 0.1%
Commercial International Bank Egypt SAE	4,811,161	19,109,809
Eastern Co. SAE	4,643,222	4,391,837
EISewedy Electric Co.	3,669,043	2,227,133

		25,728,779

Greece — 0.1%
FF Group(a)(d)	246,892	2,997
Hellenic Telecommunications Organization SA	868,507	13,430,428
JUMBO SA	414,685	6,855,554
OPAP SA	732,748	9,908,021

		30,197,000

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC(a)	1,545,180	11,159,244
OTP Bank Nyrt(a)	794,520	36,328,245
Richter Gedeon Nyrt	527,329	15,138,031

		62,625,520

India — 9.3%
ACC Ltd.	281,784	6,646,091
Adani Green Energy Ltd.(a)	1,409,991	22,254,583
Adani Ports & Special Economic Zone Ltd.	1,743,933	16,040,339
Ambuja Cements Ltd.	2,470,208	9,193,739
Apollo Hospitals Enterprise Ltd.	321,521	13,382,598
Asian Paints Ltd.	1,391,251	43,112,972
Aurobindo Pharma Ltd.	1,050,861	12,229,657
Avenue Supermarts Ltd.(a)(b)	578,249	23,561,178
Axis Bank Ltd.(a)	8,155,066	80,435,352
Bajaj Auto Ltd.	256,896	13,279,864
Bajaj Finance Ltd.	975,745	69,908,142
Bajaj Finserv Ltd.	138,535	18,189,682
Balkrishna Industries Ltd.	344,569	7,305,416
Bandhan Bank Ltd.(a)(b)	2,666,169	12,526,296
Berger Paints India Ltd.	893,281	8,264,232
Bharat Forge Ltd.	826,946	6,865,053
Bharat Petroleum Corp. Ltd.	2,368,623	14,499,899
Bharti Airtel Ltd.	8,405,120	63,628,880
Biocon Ltd.(a)	1,376,025	7,306,593
Britannia Industries Ltd.	394,477	18,057,046
Cipla Ltd.	1,569,338	16,808,158

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Coal India Ltd.	4,361,984	$9,034,415
Colgate-Palmolive India Ltd.	391,868	8,431,948
Container Corp. of India Ltd.	918,903	6,975,710
Dabur India Ltd.	1,963,679	13,443,926
Divi’s Laboratories Ltd.	479,117	21,927,174
DLF Ltd.	2,185,769	8,997,688
Dr. Reddy’s Laboratories Ltd.	421,507	25,390,513
Eicher Motors Ltd.	490,461	16,676,408
GAIL India Ltd.	5,836,172	11,261,743
Godrej Consumer Products Ltd.	1,491,956	13,935,886
Grasim Industries Ltd.	1,095,528	17,901,749
Havells India Ltd.	701,328	10,551,176
HCL Technologies Ltd.	3,930,007	48,637,747
HDFC Asset Management Co. Ltd.(b)	180,465	7,212,706
HDFC Life Insurance Co. Ltd.(a)(b)	2,574,800	24,549,685
Hero MotoCorp Ltd.	437,684	19,202,466
Hindalco Industries Ltd.	5,683,291	26,314,755
Hindustan Petroleum Corp. Ltd.	2,374,922	7,835,611
Hindustan Unilever Ltd.	2,961,590	85,925,807
Housing Development Finance Corp. Ltd.	6,130,908	211,864,024
ICICI Bank Ltd.(a)	18,346,007	149,232,166
ICICI Lombard General Insurance Co. Ltd.(a)(b)	739,979	14,359,530
ICICI Prudential Life Insurance Co. Ltd.(a)(b)	1,260,382	7,916,300
Indian Oil Corp. Ltd.	6,602,104	8,809,094
Indraprastha Gas Ltd.	1,174,099	7,860,080
Indus Towers Ltd.	1,713,187	6,010,201
Info Edge India Ltd.	254,567	17,010,452
Infosys Ltd.	12,220,289	208,419,245
InterGlobe Aviation Ltd.(a)(b)	343,315	7,568,254
Ipca Laboratories Ltd.	270,944	6,819,412
ITC Ltd.	10,639,595	29,514,614
JSW Steel Ltd.	3,099,643	16,680,327
Jubilant Foodworks Ltd.	274,020	11,167,755
Kotak Mahindra Bank Ltd.(a)	2,003,137	48,530,788
Larsen & Toubro Infotech Ltd.(b)	197,873	9,693,313
Larsen & Toubro Ltd.	2,440,569	47,908,019
Lupin Ltd.	824,104	11,420,376
Mahindra & Mahindra Ltd.	2,950,564	32,378,510
Marico Ltd.	1,637,965	8,861,305
Maruti Suzuki India Ltd.	494,381	46,193,020
Motherson Sumi Systems Ltd.	4,276,259	12,453,146
MRF Ltd.	7,287	8,379,098
Muthoot Finance Ltd.	463,830	8,203,577
Nestle India Ltd.	123,579	27,077,902
NTPC Ltd.	15,884,441	23,193,856
Oil & Natural Gas Corp. Ltd.	9,045,947	13,664,015
Page Industries Ltd.	20,673	7,900,681
Petronet LNG Ltd.	2,378,055	8,256,933
PI Industries Ltd.	306,978	9,094,670
Pidilite Industries Ltd.	536,865	12,317,174
Piramal Enterprises Ltd.	351,250	8,743,608
Power Grid Corp. of India Ltd.	7,531,795	21,964,532
REC Ltd.	2,990,228	5,513,722
Reliance Industries Ltd.	10,220,101	290,087,592
SBI Life Insurance Co. Ltd.(a)(b)	1,456,591	17,183,354
Shree Cement Ltd.	36,260	13,076,841
Shriram Transport Finance Co. Ltd.	671,225	11,718,692
Siemens Ltd.	253,600	6,384,432
State Bank of India(a)	6,398,223	33,969,745
Sun Pharmaceutical Industries Ltd.	3,023,614	24,465,413

Security	Shares	Value

India (continued)
Tata Consultancy Services Ltd.	3,363,296	$132,467,682
Tata Consumer Products Ltd.	2,154,422	17,858,967
Tata Motors Ltd.(a)	6,039,452	26,542,029
Tata Steel Ltd.	2,455,041	23,892,258
Tech Mahindra Ltd.	2,284,975	28,571,127
Titan Co. Ltd.	1,264,265	24,204,864
Torrent Pharmaceuticals Ltd.	180,281	5,957,111
Trent Ltd.	674,697	7,424,559
UltraTech Cement Ltd.	417,698	34,758,431
United Spirits Ltd.(a)	1,104,953	8,046,001
UPL Ltd.	1,832,797	14,005,677
Vedanta Ltd.	6,772,492	19,105,091
Wipro Ltd.	4,156,438	23,207,274
Yes Bank Ltd.(a)	35,253,308	7,555,822
Zee Entertainment Enterprises Ltd.	3,138,538	8,584,693

		2,721,750,237

Indonesia — 1.3%
Adaro Energy Tbk PT	53,072,300	4,397,845
Aneka Tambang Tbk	25,998,800	5,185,154
Astra International Tbk PT	72,586,400	27,525,742
Bank Central Asia Tbk PT	35,149,700	82,814,075
Bank Mandiri Persero Tbk PT	67,150,800	29,001,223
Bank Negara Indonesia Persero Tbk PT	26,761,076	11,181,770
Bank Rakyat Indonesia Persero Tbk PT	198,436,610	65,634,581
Barito Pacific Tbk PT(a)	102,281,500	7,900,959
Charoen Pokphand Indonesia Tbk PT	27,226,245	11,758,526
Gudang Garam Tbk PT(a)	1,700,800	4,359,494
Indah Kiat Pulp & Paper Corp. Tbk PT	10,067,200	9,314,281
Indocement Tunggal Prakarsa Tbk PT	5,653,300	4,962,518
Indofood CBP Sukses Makmur Tbk PT	8,242,600	4,963,504
Indofood Sukses Makmur Tbk PT	15,818,600	6,720,683
Kalbe Farma Tbk PT	76,988,115	7,947,509
Merdeka Copper Gold Tbk PT(a)	37,834,200	7,519,016
Perusahaan Gas Negara Tbk PT	39,651,600	4,009,712
Sarana Menara Nusantara Tbk PT	82,279,200	7,309,213
Semen Indonesia Persero Tbk PT	10,884,300	7,796,338
Telkom Indonesia Persero Tbk PT	174,845,500	42,851,882
Unilever Indonesia Tbk PT	27,248,200	13,394,480
United Tractors Tbk PT	6,022,653	9,537,277

		376,085,782

Kuwait — 0.5%
Agility Public Warehousing Co. KSC	3,412,859	7,442,547
Boubyan Bank KSCP	4,704,654	8,580,767
Gulf Bank KSCP	5,536,737	3,951,545
Kuwait Finance House KSCP	15,607,564	37,233,310
Mabanee Co. KPSC	1,932,622	4,482,738
Mobile Telecommunications Co. KSC	7,110,148	14,730,093
National Bank of Kuwait SAKP	23,416,088	63,830,407

		140,251,407

Malaysia — 1.4%
AMMB Holdings Bhd	6,379,575	4,980,718
Axiata Group Bhd	10,284,100	9,020,026
CIMB Group Holdings Bhd	22,143,600	23,689,139
Dialog Group Bhd	14,194,812	11,327,793
DiGi.Com Bhd	11,693,800	10,689,823
Fraser & Neave Holdings Bhd	526,200	4,063,993
Gamuda Bhd	6,520,500	5,364,612
Genting Bhd	7,602,400	8,658,941
Genting Malaysia Bhd	10,783,800	7,699,860

S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Genting Plantations Bhd	1,164,300	$2,732,761
HAP Seng Consolidated Bhd	2,338,200	4,916,141
Hartalega Holdings Bhd(c)	6,174,800	15,255,837
Hong Leong Bank Bhd	2,463,200	10,954,317
Hong Leong Financial Group Bhd	921,500	3,861,307
IHH Healthcare Bhd	5,461,400	6,854,580
IOI Corp. Bhd	7,759,720	8,205,461
Kossan Rubber Industries(c)	4,776,400	4,661,342
Kuala Lumpur Kepong Bhd	1,663,000	9,655,466
Malayan Banking Bhd	13,464,600	26,712,968
Malaysia Airports Holdings Bhd	3,958,700	5,858,583
Maxis Bhd(c)	8,882,800	10,424,534
MISC Bhd	4,617,900	7,735,482
Nestle Malaysia Bhd	265,700	9,052,509
Petronas Chemicals Group Bhd	8,813,700	16,179,318
Petronas Dagangan Bhd	1,019,400	5,037,183
Petronas Gas Bhd	2,707,400	10,970,070
PPB Group Bhd	2,351,460	10,945,400
Press Metal Aluminium Holdings Bhd	5,356,300	12,823,359
Public Bank Bhd	51,802,650	53,242,501
QL Resources Bhd	3,948,600	5,999,726
RHB Bank Bhd	5,806,025	7,774,838
Sime Darby Bhd	9,861,673	5,530,821
Sime Darby Plantation Bhd	8,125,773	9,837,255
Supermax Corp. Bhd(c)	5,545,302	6,631,071
Telekom Malaysia Bhd	4,162,500	6,314,453
Tenaga Nasional Bhd	7,865,750	19,627,937
Top Glove Corp. Bhd(c)	17,677,400	22,885,627
Westports Holdings Bhd	3,542,700	3,571,147

		409,746,899

Mexico — 1.6%
America Movil SAB de CV, Series L, NVS	121,639,500	77,891,629
Arca Continental SAB de CV	1,582,836	7,173,686
Becle SAB de CV	1,774,200	3,661,162
Cemex SAB de CV, CPO, NVS(a)	54,730,173	36,485,909
Coca-Cola Femsa SAB de CV	1,874,293	7,868,974
Fibra Uno Administracion SA de CV	11,391,900	12,889,809
Fomento Economico Mexicano SAB de CV(c)	6,935,500	47,476,027
Gruma SAB de CV, Class B	779,905	8,504,528
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	1,391,600	14,084,705
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)(c)	760,975	14,244,922
Grupo Bimbo SAB de CV, Series A(c)	5,774,800	10,853,382
Grupo Carso SAB de CV, Series A1(a)	1,748,041	4,333,634
Grupo Financiero Banorte SAB de CV, Class O(a)	9,305,256	46,752,119
Grupo Financiero Inbursa SAB de CV, Class O(a)	8,563,200	7,723,486
Grupo Mexico SAB de CV, Series B	11,194,488	53,176,562
Grupo Televisa SAB, CPO(a)	8,718,200	12,979,009
Industrias Penoles SAB de CV(a)	517,303	7,103,778
Infraestructura Energetica Nova SAB de CV(a)	1,983,500	6,906,513
Kimberly-Clark de Mexico SAB de CV, Class A	5,588,600	8,939,943
Megacable Holdings SAB de CV, CPO	1,115,160	3,852,570
Orbia Advance Corp. SAB de CV	3,920,534	9,147,694
Promotora y Operadora de Infraestructura SAB de CV	845,805	6,224,264
Telesites SAB de CV(a)	4,640,600	4,098,988
Wal-Mart de Mexico SAB de CV	18,237,100	52,049,933

		464,423,226

Security	Shares	Value

Pakistan — 0.0%
Habib Bank Ltd.	2,284,089	$1,786,530
MCB Bank Ltd.	1,620,304	1,876,519
Oil & Gas Development Co. Ltd.	2,502,396	1,657,501

		5,320,550

Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR(a)	797,508	8,820,438
Credicorp Ltd.	239,908	38,387,679
Southern Copper Corp.	308,214	21,984,905

		69,193,022

Philippines — 0.7%
Aboitiz Equity Ventures Inc.	7,369,420	6,401,918
Aboitiz Power Corp.	5,204,264	2,595,697
Ayala Corp.	1,054,906	16,262,772
Ayala Land Inc.	28,296,700	22,773,828
Bank of the Philippine Islands	5,324,724	9,767,115
BDO Unibank Inc.	7,256,391	15,778,014
Globe Telecom Inc.	124,610	5,203,212
GT Capital Holdings Inc.	358,472	4,133,658
International Container Terminal Services Inc.	3,684,080	9,103,899
JG Summit Holdings Inc.	11,216,163	14,898,634
Jollibee Foods Corp.	1,655,909	6,108,980
Manila Electric Co.	804,860	4,495,405
Megaworld Corp.	42,092,900	3,140,484
Metro Pacific Investments Corp.	53,720,500	4,506,233
Metropolitan Bank & Trust Co.	6,444,065	6,733,597
PLDT Inc.	318,958	8,466,981
Puregold Price Club Inc.	3,127,670	2,385,074
SM Investments Corp.	907,642	18,874,913
SM Prime Holdings Inc.	35,006,925	26,082,035
Universal Robina Corp.	3,317,040	8,730,132

		196,442,581

Poland — 0.6%
Allegro.eu SA(a)(b)	923,619	15,949,091
Bank Polska Kasa Opieki SA(a)	665,157	12,107,400
CD Projekt SA(a)(c)	240,329	15,265,743
Cyfrowy Polsat SA	970,375	7,450,796
Dino Polska SA(a)(b)	177,632	11,741,033
KGHM Polska Miedz SA(a)	504,571	25,649,839
LPP SA(a)	4,808	10,100,569
Orange Polska SA(a)	2,449,316	4,152,553
PGE Polska Grupa Energetyczna SA(a)	3,069,336	5,476,484
Polski Koncern Naftowy ORLEN SA	1,057,275	16,701,584
Polskie Gornictwo Naftowe i Gazownictwo SA	6,286,076	9,450,716
Powszechna Kasa Oszczednosci Bank Polski SA(a)	3,126,566	25,299,264
Powszechny Zaklad Ubezpieczen SA(a)	2,111,866	16,595,339
Santander Bank Polska SA(a)	129,346	7,306,271

		183,246,682

Qatar — 0.6%
Barwa Real Estate Co.	6,974,295	6,115,682
Commercial Bank PSQC (The)	7,516,731	8,712,454
Industries Qatar QSC	6,599,569	20,660,515
Masraf Al Rayan QSC	13,790,329	16,189,427
Mesaieed Petrochemical Holding Co.	16,439,573	8,369,820
Ooredoo QPSC	3,086,589	6,436,315
Qatar Electricity & Water Co. QSC	1,968,033	9,273,621
Qatar Fuel QSC	1,862,260	8,512,958
Qatar Gas Transport Co. Ltd.	8,452,690	7,553,994
Qatar International Islamic Bank QSC	2,081,784	4,771,201

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar Islamic Bank SAQ	4,358,153	$18,529,763
Qatar National Bank QPSC	15,803,185	73,824,660

		188,950,410

Russia — 2.9%
Alrosa PJSC	9,359,450	12,493,916
Gazprom PJSC	40,962,979	120,299,126
Gazprom PJSC, ADR	591,006	3,427,835
Inter RAO UES PJSC	133,000,000	9,109,039
LUKOIL PJSC	1,489,038	111,941,297
Magnit PJSC, GDR(e)	1,321,107	17,927,422
Mail.Ru Group Ltd., GDR(a)(e)	353,482	9,541,584
MMC Norilsk Nickel PJSC	228,032	71,434,475
Mobile TeleSystems PJSC, ADR	1,701,948	13,990,013
Moscow Exchange MICEX-RTS PJSC	4,977,670	11,549,730
Novatek PJSC, GDR(e)	324,220	55,247,088
Novolipetsk Steel PJSC	4,369,700	13,124,782
PhosAgro PJSC, GDR(e)	500,709	8,782,436
Polymetal International PLC	861,810	17,158,156
Polyus PJSC	123,033	23,182,941
Rosneft Oil Co. PJSC	4,252,557	30,003,954
Rosneft Oil Co. PJSC, GDR	43,628	301,644
Sberbank of Russia PJSC	38,730,991	140,312,319
Severstal PAO	732,647	13,259,645
Surgutneftegas PJSC	20,764,136	9,049,444
Surgutneftegas PJSC, ADR	572,331	2,443,853
Tatneft PJSC	4,950,733	34,836,954
TCS Group Holding PLC(e)	373,103	19,361,562
VTB Bank PJSC	11,929,981,998	5,918,776
X5 Retail Group NV, GDR	454,800	15,010,002
Yandex NV, Class A(a)	1,085,720	70,138,641

		839,846,634

Saudi Arabia — 2.5%
Abdullah Al Othaim Markets Co.	137,234	4,471,402
Advanced Petrochemical Co.	374,648	6,772,733
Al Rajhi Bank	4,359,440	105,774,974
Alinma Bank(a)	3,686,288	15,922,641
Almarai Co. JSC	936,981	12,741,243
Arab National Bank	2,096,742	10,823,337
Bank AlBilad	1,342,003	11,790,161
Bank Al-Jazira	1,662,558	5,966,679
Banque Saudi Fransi	2,134,033	15,875,089
Bupa Arabia for Cooperative Insurance Co.(a)	222,144	7,072,122
Co for Cooperative Insurance (The)(a)	213,234	4,514,273
Dar Al Arkan Real Estate Development Co.(a)	2,127,721	4,986,713
Dr Sulaiman Al Habib Medical Services Group Co.	188,040	5,966,340
Emaar Economic City(a)	1,361,132	3,342,495
Etihad Etisalat Co.(a)	1,507,463	11,535,579
Jarir Marketing Co.	204,052	9,303,531
Mobile Telecommunications Co.(a)	1,429,072	5,105,870
National Commercial Bank	5,244,963	65,728,106
National Industrialization Co.(a)	1,290,912	5,128,540
Rabigh Refining & Petrochemical Co.(a)	839,071	3,261,873
Riyad Bank	4,851,855	25,614,379
SABIC Agri-Nutrients Co.	717,205	18,625,721
Sahara International Petrochemical Co.	1,298,423	6,577,799
Samba Financial Group	3,499,175	31,488,377
Saudi Airlines Catering Co.	122,098	2,405,824
Saudi Arabian Mining Co.(a)	1,615,858	22,145,074
Saudi Arabian Oil Co.(b)	7,685,567	70,800,251

Security	Shares	Value

Saudi Arabia (continued)
Saudi Basic Industries Corp.	3,244,973	$92,231,468
Saudi British Bank (The)	2,860,247	18,425,161
Saudi Cement Co.	259,832	4,392,307
Saudi Electricity Co.	2,873,702	16,151,883
Saudi Industrial Investment Group	773,446	5,836,161
Saudi Kayan Petrochemical Co.(a)	2,893,793	11,450,177
Saudi Telecom Co.	2,157,645	68,345,081
Savola Group (The)	971,499	9,752,550
Yanbu National Petrochemical Co.	904,921	17,203,271

		737,529,185

South Africa — 3.6%
Absa Group Ltd.	2,596,585	20,801,824
African Rainbow Minerals Ltd.	390,877	7,612,246
Anglo American Platinum Ltd.	197,557	23,924,011
AngloGold Ashanti Ltd.	1,499,407	30,013,384
Aspen Pharmacare Holdings Ltd.(a)	1,420,782	13,362,410
Bid Corp. Ltd.	1,244,897	23,289,036
Bidvest Group Ltd. (The)	1,010,857	11,228,964
Capitec Bank Holdings Ltd.(a)	252,660	22,332,166
Clicks Group Ltd.	914,001	14,770,051
Discovery Ltd.	1,442,196	13,487,633
Exxaro Resources Ltd.	933,390	10,544,064
FirstRand Ltd.	17,044,461	56,626,378
Gold Fields Ltd.	3,229,395	26,818,077
Growthpoint Properties Ltd.	10,511,055	9,486,581
Harmony Gold Mining Co. Ltd.(a)	1,982,273	7,509,636
Impala Platinum Holdings Ltd.	2,853,029	46,351,067
Kumba Iron Ore Ltd.	236,048	10,114,395
Mr. Price Group Ltd.	906,052	10,433,843
MTN Group Ltd.	6,121,462	29,378,168
MultiChoice Group	1,604,062	13,518,760
Naspers Ltd., Class N	1,557,962	361,863,772
Nedbank Group Ltd.	1,349,512	11,638,970
NEPI Rockcastle PLC	1,522,913	9,328,769
Northam Platinum Ltd.(a)	1,333,098	19,530,540
Old Mutual Ltd.	17,179,491	15,255,535
Rand Merchant Investment Holdings Ltd.	2,978,165	5,995,164
Reinet Investments SCA	569,052	10,618,171
Remgro Ltd.	1,881,706	12,872,068
Sanlam Ltd.	5,911,639	23,722,665
Sasol Ltd.(a)	2,029,985	25,254,441
Shoprite Holdings Ltd.	1,808,911	15,892,500
Sibanye Stillwater Ltd.	9,377,334	43,350,725
SPAR Group Ltd. (The)	692,067	8,697,986
Standard Bank Group Ltd.	4,506,314	39,570,175
Tiger Brands Ltd.	586,201	7,805,177
Vodacom Group Ltd.	2,305,628	18,964,109
Woolworths Holdings Ltd.	3,570,505	10,874,467

		1,042,837,928

South Korea — 12.3%
Alteogen Inc.(a)	67,677	7,830,895
Amorepacific Corp.	114,304	23,857,844
AMOREPACIFIC Group	108,053	6,222,545
BGF retail Co. Ltd.	29,953	4,239,009
Celltrion Healthcare Co. Ltd.(a)	250,903	28,049,325
Celltrion Inc.(a)	345,319	91,439,611
Celltrion Pharm Inc.(a)	59,496	8,139,328
Cheil Worldwide Inc.	255,421	4,421,841
CJ CheilJedang Corp.	30,729	11,118,236

S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
CJ Corp.	54,516	$4,498,116
CJ ENM Co. Ltd.	39,300	4,837,730
CJ Logistics Corp.(a)	32,905	4,803,222
Coway Co. Ltd.	180,024	10,367,203
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	138,432	3,135,821
DB Insurance Co. Ltd.	180,460	6,649,794
Doosan Bobcat Inc.(a)	185,990	5,355,386
Doosan Heavy Industries & Construction Co. Ltd.(a)	690,600	6,515,674
Douzone Bizon Co. Ltd.	71,237	6,974,695
E-MART Inc.	70,401	10,589,915
Fila Holdings Corp.	182,291	6,490,111
GS Engineering & Construction Corp.	214,647	6,944,743
GS Holdings Corp.	182,443	6,333,135
GS Retail Co. Ltd.	98,900	3,186,631
Hana Financial Group Inc.	1,056,910	34,854,041
Hankook Tire & Technology Co. Ltd.	270,094	11,455,255
Hanmi Pharm Co. Ltd.(a)	24,468	7,469,981
Hanon Systems	684,481	9,412,756
Hanwha Corp.(a)	140,946	3,682,034
Hanwha Solutions Corp.(a)	436,789	17,514,325
HLB Inc.(a)	162,886	9,945,687
Hotel Shilla Co. Ltd.	112,524	8,172,638
Hyundai Engineering & Construction Co. Ltd.	273,254	9,680,026
Hyundai Glovis Co. Ltd.	68,196	11,715,023
Hyundai Heavy Industries Holdings Co. Ltd.	35,069	8,443,404
Hyundai Marine & Fire Insurance Co. Ltd.	223,174	4,350,254
Hyundai Mobis Co. Ltd.	237,838	64,143,226
Hyundai Motor Co.	535,342	112,929,287
Hyundai Steel Co.	315,870	11,231,871
Industrial Bank of Korea(a)	889,129	6,592,296
Kakao Corp.	206,245	89,583,943
Kangwon Land Inc.(a)	392,776	8,460,329
KB Financial Group Inc.	1,400,115	54,583,923
Kia Motors Corp.	942,837	66,632,183
KMW Co. Ltd.(a)	97,418	5,375,982
Korea Aerospace Industries Ltd.(a)	264,717	7,798,961
Korea Electric Power Corp.(a)	910,783	18,402,113
Korea Gas Corp.(a)	98,944	2,804,955
Korea Investment Holdings Co. Ltd.(a)	153,004	11,888,962
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	140,213	13,977,620
Korea Zinc Co. Ltd.	30,884	11,091,850
Korean Air Lines Co. Ltd.(a)	303,029	7,592,582
KT&G Corp.	405,100	28,232,603
Kumho Petrochemical Co. Ltd.(a)	66,168	12,426,745
LG Chem Ltd.	164,263	121,497,600
LG Corp.	341,400	28,533,565
LG Display Co. Ltd.(a)	815,005	16,394,404
LG Electronics Inc.	382,195	49,836,731
LG Household & Health Care Ltd.	33,526	45,148,944
LG Innotek Co. Ltd.	51,946	9,200,938
LG Uplus Corp.	728,271	7,648,952
Lotte Chemical Corp.	61,198	17,321,730
Lotte Corp.	96,363	2,881,884
Lotte Shopping Co. Ltd.	39,547	4,171,179
Meritz Securities Co. Ltd.	1,022,721	3,422,725
Mirae Asset Daewoo Co. Ltd.	1,119,518	9,306,896
NAVER Corp.	441,784	147,457,944

Security	Shares	Value

South Korea (continued)
NCSoft Corp.	59,018	$49,168,534
Netmarble Corp.(b)(c)	77,940	8,567,503
NH Investment & Securities Co. Ltd.(a)	441,997	4,268,507
Orion Corp./Republic of Korea	84,982	9,719,793
Ottogi Corp.	5,213	2,598,380
Pan Ocean Co. Ltd.	1,024,414	5,215,530
Pearl Abyss Corp.(a)	21,800	5,615,416
POSCO	262,535	65,779,798
POSCO Chemical Co. Ltd.	93,673	13,173,417
S-1 Corp.	64,373	4,755,638
Samsung Biologics Co. Ltd.(a)(b)	59,112	39,460,614
Samsung C&T Corp.	298,285	32,257,790
Samsung Card Co. Ltd.	109,434	3,209,480
Samsung Electro-Mechanics Co. Ltd.	199,756	33,692,712
Samsung Electronics Co. Ltd.	17,074,534	1,253,804,232
Samsung Engineering Co. Ltd.(a)	571,979	6,567,449
Samsung Fire & Marine Insurance Co. Ltd.	110,350	16,992,034
Samsung Heavy Industries Co. Ltd.(a)	1,725,508	10,075,062
Samsung Life Insurance Co. Ltd.	255,371	17,047,463
Samsung SDI Co. Ltd.	197,325	118,377,437
Samsung SDS Co. Ltd.	118,104	20,446,131
Samsung Securities Co. Ltd.	230,477	7,497,939
Seegene Inc.	66,045	7,318,738
Shin Poong Pharmaceutical Co. Ltd.	105,317	7,855,420
Shinhan Financial Group Co. Ltd.(a)	1,546,388	45,352,456
Shinsegae Inc.	25,564	6,075,290
SK Biopharmaceuticals Co. Ltd.(a)	70,624	7,417,563
SK Chemicals Co. Ltd.	27,477	9,220,142
SK Holdings Co. Ltd.	125,676	29,363,551
SK Hynix Inc.	1,954,962	246,219,068
SK Innovation Co. Ltd.(a)	199,144	46,174,466
SK Telecom Co. Ltd.	141,263	31,119,353
S-Oil Corp.(a)	163,148	12,343,195
Woori Financial Group Inc.(a)	1,944,093	16,577,135
Yuhan Corp.	182,508	10,071,648

		3,608,668,041

Taiwan — 13.6%
Accton Technology Corp.	1,837,000	17,313,078
Acer Inc.(c)	10,572,121	10,191,597
Advantech Co. Ltd.(c)	1,415,455	18,422,132
Airtac International Group	448,000	15,602,190
ASE Technology Holding Co. Ltd.(c)	11,614,110	43,158,079
Asia Cement Corp.	7,789,077	11,927,264
ASMedia Technology Inc.(c)	107,000	6,530,832
Asustek Computer Inc.	2,495,968	27,242,591
AU Optronics Corp.(a)(c)	30,841,000	20,927,920
Catcher Technology Co. Ltd.	2,417,210	16,662,932
Cathay Financial Holding Co. Ltd.	26,923,710	40,551,104
Chailease Holding Co. Ltd.	4,504,990	27,820,062
Chang Hwa Commercial Bank Ltd.	20,670,653	12,653,609
Cheng Shin Rubber Industry Co. Ltd.(c)	6,756,128	10,466,813
Chicony Electronics Co. Ltd.(c)	2,153,998	7,254,107
China Development Financial Holding Corp.	47,433,848	15,838,247
China Life Insurance Co. Ltd.(c)	8,275,679	6,744,742
China Steel Corp.	42,470,313	37,739,530
Chunghwa Telecom Co. Ltd.	13,380,410	52,604,071
Compal Electronics Inc.(c)	13,654,908	10,883,725
CTBC Financial Holding Co. Ltd.	60,649,772	43,550,684
Delta Electronics Inc.	6,994,000	70,435,939
E.Sun Financial Holding Co. Ltd.	40,156,186	36,404,046

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Eclat Textile Co. Ltd.	698,427	$10,770,107
Evergreen Marine Corp. Taiwan Ltd.(a)	8,618,810	11,743,428
Far Eastern New Century Corp.(c)	10,686,038	11,107,111
Far EasTone Telecommunications Co. Ltd.	5,557,000	12,330,046
Feng TAY Enterprise Co. Ltd.	1,449,137	9,677,389
First Financial Holding Co. Ltd.(c)	37,011,586	27,706,366
Formosa Chemicals & Fibre Corp.	12,858,090	39,701,849
Formosa Petrochemical Corp.	4,245,000	15,241,002
Formosa Plastics Corp.(c)	13,770,280	48,204,014
Foxconn Technology Co. Ltd.(c)	3,322,637	8,350,582
Fubon Financial Holding Co. Ltd.	21,999,969	39,414,719
Giant Manufacturing Co. Ltd.	1,122,203	11,321,750
Globalwafers Co. Ltd.(c)	791,000	21,015,708
Highwealth Construction Corp.(c)	3,132,487	5,083,508
Hiwin Technologies Corp.	933,803	13,377,162
Hon Hai Precision Industry Co. Ltd.	44,548,873	179,139,172
Hotai Motor Co. Ltd.(c)	1,084,000	23,001,310
Hua Nan Financial Holdings Co. Ltd.	30,992,327	20,196,059
Innolux Corp.(c)	29,410,002	17,950,634
Inventec Corp.(c)	8,806,281	7,841,155
Largan Precision Co. Ltd.(c)	356,000	42,115,429
Lite-On Technology Corp.	7,620,246	16,251,418
MediaTek Inc.	5,415,338	174,208,522
Mega Financial Holding Co. Ltd.	37,666,162	39,488,446
Micro-Star International Co. Ltd.	2,465,000	13,186,788
Nan Ya Plastics Corp.	18,526,160	48,356,587
Nan Ya Printed Circuit Board Corp.	687,000	7,375,029
Nanya Technology Corp.(c)	4,427,000	15,338,138
Nien Made Enterprise Co. Ltd.	621,000	8,695,449
Novatek Microelectronics Corp.	2,090,000	35,568,082
Oneness Biotech Co. Ltd.(a)(c)	704,000	6,584,400
Pegatron Corp.(c)	6,795,414	18,200,804
Phison Electronics Corp.	549,535	9,066,020
Pou Chen Corp.	8,460,220	9,173,275
Powertech Technology Inc.	2,674,300	9,601,652
President Chain Store Corp.	1,881,000	17,693,995
Quanta Computer Inc.	10,254,000	31,293,062
Realtek Semiconductor Corp.	1,767,637	29,193,538
Ruentex Development Co. Ltd.(c)	3,252,687	4,869,834
Shanghai Commercial & Savings Bank Ltd. (The)	12,585,318	18,029,053
Shin Kong Financial Holding Co. Ltd.(c)	39,753,582	11,832,230
SinoPac Financial Holdings Co. Ltd.	38,353,626	16,042,357
Synnex Technology International Corp.	4,835,834	8,568,294
Taishin Financial Holding Co. Ltd.	35,630,877	16,566,551
Taiwan Business Bank	19,678,817	6,690,904
Taiwan Cement Corp.(c)	17,311,725	26,105,105
Taiwan Cooperative Financial Holding Co. Ltd.	33,923,975	24,298,835
Taiwan High Speed Rail Corp.	7,141,000	7,730,048
Taiwan Mobile Co. Ltd.	5,513,600	19,221,634
Taiwan Semiconductor Manufacturing Co. Ltd.	88,157,000	1,918,073,494
Unimicron Technology Corp.	4,344,000	15,206,534
Uni-President Enterprises Corp.	16,936,839	40,863,678
United Microelectronics Corp.	42,119,000	81,962,115
Vanguard International Semiconductor Corp.(c)	3,277,000	13,648,039
Walsin Technology Corp.	1,135,000	10,350,597
Win Semiconductors Corp.(c)	1,223,000	16,707,710
Winbond Electronics Corp.(c)	10,780,000	11,824,037
Wistron Corp.	10,215,940	11,737,190
Wiwynn Corp.(c)	289,000	8,342,375
WPG Holdings Ltd.	5,746,449	9,356,484

Security	Shares	Value

Taiwan (continued)
Yageo Corp.	1,338,861	$28,505,325
Yuanta Financial Holding Co. Ltd.	35,079,980	26,764,189
Zhen Ding Technology Holding Ltd.(c)	2,207,075	9,508,985

		3,988,294,596

Thailand — 1.8%
Advanced Info Service PCL, NVDR	4,311,700	23,194,220
Airports of Thailand PCL, NVDR	15,134,100	31,482,544
Asset World Corp. PCL, NVDR(c)	25,110,700	3,966,691
B Grimm Power PCL, NVDR	2,857,500	4,458,212
Bangkok Bank PCL, Foreign	1,809,600	7,175,888
Bangkok Commercial Asset Management PCL, NVDR(c)	6,454,000	4,552,206
Bangkok Dusit Medical Services PCL, NVDR	34,751,100	22,590,810
Bangkok Expressway & Metro PCL, NVDR(c)	28,180,800	7,282,051
Berli Jucker PCL, NVDR(c)	4,206,300	5,092,837
BTS Group Holdings PCL, NVDR	26,987,500	8,245,628
Bumrungrad Hospital PCL, NVDR	1,507,000	6,196,365
Central Pattana PCL, NVDR(c)	7,182,600	12,373,450
Central Retail Corp. PCL, NVDR(a)(c)	6,431,334	7,002,919
Charoen Pokphand Foods PCL, NVDR(c)	14,671,300	13,710,071
CP ALL PCL, NVDR(a)	20,544,200	39,731,910
Delta Electronics Thailand PCL, NVDR(c)	1,126,200	14,642,282
Electricity Generating PCL, NVDR	1,105,600	6,073,206
Energy Absolute PCL, NVDR(c)	5,555,300	11,285,499
Global Power Synergy PCL, NVDR	2,603,500	6,367,916
Gulf Energy Development PCL, NVDR	8,674,900	9,375,391
Home Product Center PCL, NVDR	22,637,914	9,786,362
Indorama Ventures PCL, NVDR	6,253,380	8,028,699
Intouch Holdings PCL, NVDR(c)	8,389,400	15,202,290
Kasikornbank PCL, Foreign	4,270,500	19,641,218
Kasikornbank PCL, NVDR	2,004,500	9,219,253
Krung Thai Bank PCL, NVDR	11,919,100	4,648,983
Krungthai Card PCL, NVDR(c)	2,650,600	5,470,804
Land & Houses PCL, NVDR	29,838,100	7,661,812
Minor International PCL, NVDR(a)(c)	11,281,820	11,092,713
Muangthai Capital PCL, NVDR(a)(c)	2,668,800	5,660,174
Osotspa PCL, NVDR	2,620,300	2,959,641
PTT Exploration & Production PCL, NVDR(c)	5,010,739	18,729,788
PTT Global Chemical PCL, NVDR	8,263,530	16,854,372
PTT Oil & Retail Business	9,556,400	9,163,251
PTT PCL, NVDR	40,721,000	52,943,381
Ratch Group PCL, NVDR(c)	2,840,200	4,731,252
Siam Cement PCL (The), NVDR	2,845,800	33,854,679
Siam Commercial Bank PCL (The), NVDR	3,015,200	10,094,541
Sri Trang Gloves Thailand PCL, NVDR(c)	3,047,200	3,813,247
Srisawad Corp PCL, NVDR	2,681,100	5,490,183
Thai Oil PCL, NVDR(c)	4,329,900	8,338,722
Thai Union Group PCL, NVDR(c)	11,652,100	5,302,315
Total Access Communication PCL, NVDR(c)	2,579,900	2,662,440
True Corp. PCL, NVDR(c)	42,667,801	4,354,749

		520,504,965

Turkey — 0.3%
Akbank T.A.S.(a)	10,850,224	8,863,893
Aselsan Elektronik Sanayi Ve Ticaret AS	2,550,352	5,837,824
BIM Birlesik Magazalar AS(c)	1,656,771	14,763,085
Enka Insaat ve Sanayi AS	2	1
Eregli Demir ve Celik Fabrikalari TAS	4,888,233	9,614,359
Ford Otomotiv Sanayi AS	260,367	6,145,897
Haci Omer Sabanci Holding AS	3,491,927	4,933,324

S C H E D U L E O F I N V E S T M E N T S	21

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
KOC Holding AS	2,639,944	$7,679,966
Turk Hava Yollari AO(a)	1,816,963	3,304,237
Turkcell Iletisim Hizmetleri AS	4,101,177	8,762,962
Turkiye Garanti Bankasi AS(a)	8,003,867	9,624,494
Turkiye Is Bankasi AS, Class C(a)	5,541,547	4,280,543
Turkiye Petrol Rafinerileri AS(a)(c)	464,383	6,329,081
Turkiye Sise ve Cam Fabrikalari AS	4,768,200	4,583,077
Yapi ve Kredi Bankasi AS(a)	10,102,357	3,608,957

		98,331,700

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	10,277,420	17,571,348
Abu Dhabi Islamic Bank PJSC	4,190,558	5,692,902
Aldar Properties PJSC	13,962,904	13,836,890
Dubai Islamic Bank PJSC	6,564,969	8,489,608
Emaar Malls PJSC(a)	9,397,030	4,323,532
Emaar Properties PJSC(a)	13,122,745	12,468,421
Emirates NBD Bank PJSC	8,971,375	27,355,104
Emirates Telecommunications Group Co. PJSC	6,168,975	33,421,614
First Abu Dhabi Bank PJSC	9,703,195	38,832,328

		161,991,747

Total Common Stocks — 97.8% (Cost: $18,961,369,080)		28,703,649,812

Preferred Stocks

Brazil — 1.0%
Alpargatas SA, Preference Shares, NVS	680,800	4,267,025
Banco Bradesco SA, Preference Shares, NVS	15,505,126	63,989,718
Bradespar SA, Preference Shares, NVS	812,000	9,158,777
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	954,537	5,612,757
Cia. Energetica de Minas Gerais, Preference Shares, NVS	3,507,925	7,528,155
Cia. Paranaense de Energia, Preference Shares, NVS	349,500	3,673,699
Gerdau SA, Preference Shares, NVS	3,989,985	18,521,440
Itau Unibanco Holding SA, Preference Shares, NVS	17,262,679	79,141,843
Itausa SA, Preference Shares, NVS	16,005,192	28,575,315
Lojas Americanas SA, Preference Shares, NVS	3,287,429	14,693,903
Petroleo Brasileiro SA, Preference Shares, NVS	17,326,027	69,141,824

		304,304,456

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	1,207,200	3,267,187
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	409,355	21,962,988

		25,230,175

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,719,112	14,737,555

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	24,838,400	13,104,412

Security	Shares	Value

South Korea — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	86,856	$8,040,075
Series 2, Preference Shares, NVS	104,837	9,517,912
LG Chem Ltd., Preference Shares, NVS	28,074	9,732,820
LG Household & Health Care Ltd., Preference Shares, NVS	7,809	4,900,173
Samsung Electronics Co. Ltd., Preference Shares, NVS	2,945,329	190,849,979

		223,040,959

Total Preferred Stocks — 2.0% (Cost: $379,663,246)		580,417,557

Rights

China — 0.0%
Legend Holdings Corp., Class H (Expires 05/23/23)(a)	188,246	0	(f)

South Korea — 0.0%
Korean Air Lines Co. Ltd. (Expires 03/05/21)(a)	229,486	1,848,552

Total Rights — 0.0% (Cost: $1,047,592)		1,848,552

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(g)(h)(i)	602,026,883	602,388,099

Total Short-Term Investments — 2.1% (Cost: $602,039,117)		602,388,099

Total Investments in Securities — 101.9% (Cost: $19,944,119,035)		29,888,304,020

Other Assets, Less Liabilities — (1.9)%		(551,601,012)

Net Assets — 100.0%		$29,336,703,008

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$765,984,334	$—	$(163,336,218	)(a)	$(105,864)	$(154,153)	$602,388,099	602,026,883	$3,608,369	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	251,040,000	—	(251,040,000	)(a)	—	—	—	—	52,950		—

					$(105,864)	$(154,153)	$602,388,099		$3,661,319		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	611	03/19/21	$40,879	$(258,734)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$258,734

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$55,286,202

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(22,284,373)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$125,402,035

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$28,176,124,752	$527,522,056	$3,004	$28,703,649,812
Preferred Stocks	580,417,557	—	—	580,417,557
Rights	—	1,848,552	—	1,848,552
Money Market Funds	602,388,099	—	—	602,388,099

	$29,358,930,408	$529,370,608	$3,004	$29,888,304,020

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(258,734)	$—	$—	$(258,734)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) February 28, 2021

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF (Consolidated)

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$29,285,915,921
Affiliated(c)	217,221,739	602,388,099
Cash	—	38,947,033
Foreign currency, at value(d)	97	30,197,350
Cash pledged:
Futures contracts	—	755,000
Collateral — OTC derivatives	1,060,000	—
Receivables:
Investments sold	1,020,823	271,093,815
Securities lending income — Affiliated	—	832,799
Dividends	—	61,879,661
Tax reclaims	—	427,817
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,218,386	—

Total assets	220,521,045	30,292,437,495

LIABILITIES
Bank overdraft	962,279	—
Collateral on securities loaned, at value	—	601,585,629
Deferred foreign capital gain tax	—	58,555,170
Payables:
Investments purchased	1,847,796	245,106,506
Variation margin on futures contracts	—	224,558
Bank borrowings	—	34,126,181
Investment advisory fees	—	16,007,251
Foreign taxes	—	129,192
Unrealized depreciation on:
Forward foreign currency exchange contracts	496,016	—

Total liabilities	3,306,091	955,734,487

NET ASSETS	$217,214,954	$29,336,703,008

NET ASSETS CONSIST OF:
Paid-in capital	$184,565,292	$31,936,299,641
Accumulated earnings (loss)	32,649,662	(2,599,596,633)

NET ASSETS	$217,214,954	$29,336,703,008

Shares outstanding	6,720,000	546,300,000

Net asset value	$32.32	$53.70

Shares authorized	250 million	4 billion

Par value	$0.001	$0.001

(a) Securities loaned, at value	$—	$570,365,598
(b) Investments, at cost — Unaffiliated	$—	$19,342,079,918
(c) Investments, at cost — Affiliated	$179,318,775	$602,039,117
(d) Foreign currency, at cost	$97	$30,551,429

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Operations (unaudited) Six Months Ended February 28, 2021

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF (Consolidated)

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$194,698,245
Dividends — Affiliated	1,908,083	52,950
Securities lending income — Affiliated — net(a)	—	3,608,369
Foreign taxes withheld	—	(27,493,391)

Total investment income	1,908,083	170,866,173

EXPENSES
Investment advisory fees	748,155	92,203,551
Commitment fees	—	14,894
Mauritius income taxes	—	266,746
Interest expense	—	18,600

Total expenses	748,155	92,503,791

Less:
Investment advisory fees waived	(748,155)	—

Total expenses after fees waived	—	92,503,791

Net investment income	1,908,083	78,362,382

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(b)	—	(390,694,279)
Investments — Affiliated	31,371	(105,864)
In-kind redemptions — Affiliated	2,834,163	—
Futures contracts	—	55,286,202
Forward foreign currency exchange contracts	(5,042,449)	—
Foreign currency transactions	—	(1,934,306)

Net realized loss	(2,176,915)	(337,448,247)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(c)	—	5,522,223,966
Investments — Affiliated	32,026,436	(154,153)
Futures contracts	—	(22,284,373)
Forward foreign currency exchange contracts	984,645	—
Foreign currency translations	—	(1,871,318)

Net change in unrealized appreciation (depreciation)	33,011,081	5,497,914,122

Net realized and unrealized gain	30,834,166	5,160,465,875

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,742,249	$5,238,828,257

(a) Net of securities lending income tax paid of	$—	$140,025
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$37,494
(c) Net of deferred foreign capital gain tax of	$—	$(53,803,141)

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI Emerging Markets ETF		iShares MSCI Emerging Markets ETF (Consolidated)

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,908,083	$4,929,111	$78,362,382	$588,773,031
Net realized gain (loss)	(2,176,915)	5,520,378	(337,448,247)	(263,347,103)
Net change in unrealized appreciation (depreciation)	33,011,081	13,195,959	5,497,914,122	2,229,619,028

Net increase in net assets resulting from operations	32,742,249	23,645,448	5,238,828,257	2,555,044,956

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,909,215)	(4,943,833)	(280,436,262)	(724,261,397)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,755,920	(15,451,158)	353,740,416	(2,437,787,553)

NET ASSETS
Total increase (decrease) in net assets	33,588,954	3,250,457	5,312,132,411	(607,003,994)
Beginning of period	183,626,000	180,375,543	24,024,570,597	24,631,574,591

End of period	$217,214,954	$183,626,000	$29,336,703,008	$24,024,570,597

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Emerging Markets ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$27.41		$24.38		$25.70	$25.57	$21.72	$21.40
Net investment income(a)	0.30		0.71		0.55	0.60	0.36	0.50
Net realized and unrealized gain (loss)(b)	4.92		3.03		(1.27)	0.12	3.83	1.08

Net increase (decrease) from investment operations	5.22		3.74		(0.72)	0.72	4.19	1.58

Distributions(c)
From net investment income		(0.31)	(0.71)		(0.60)	(0.59)	(0.34)	(0.48)
From net realized gain	—		—		—	—	—	(0.78)

Total distributions		(0.31)	(0.71)		(0.60)	(0.59)	(0.34)	(1.26)

Net asset value, end of period	$32.32		$27.41		$24.38	$25.70	$25.57	$21.72

Total Return
Based on net asset value	19.11	%(d)	15.49%		(2.72)%	2.77%	19.55%	7.84%

Ratios to Average Net Assets
Total expenses(e)	0.78	%(f)	0.78%		0.78%	0.78%	0.78%	0.78%

Total expenses after fees waived(e)	0.00	%(f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00%

Net investment income	1.99	%(f)	2.84%		2.22%	2.25%	1.56%	2.42%

Supplemental Data
Net assets, end of period (000)	$217,215		$183,626		$180,376	$344,328	$393,757	$180,254

Portfolio turnover rate(h)(i)	3	%(d)	9%		7%	7%	4%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Rounds to less than 0.01%.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ETF (Consolidated)

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18		Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$44.56		$40.22	$43.24	$44.76		$36.74	$33.79

Net investment income(a)	0.14		0.98	0.90	0.83	(b)	0.75	0.72
Net realized and unrealized gain (loss)(c)	9.52		4.52	(3.02)		(1.36)	7.86	3.00

Net increase (decrease) from investment operations	9.66		5.50	(2.12)		(0.53)	8.61	3.72

Distributions(d)
From net investment income		(0.52)	(1.16)	(0.90)		(0.99)	(0.59)	(0.77)

Total distributions		(0.52)	(1.16)	(0.90)		(0.99)	(0.59)	(0.77)

Net asset value, end of period	$53.70		$44.56	$40.22	$43.24		$44.76	$36.74

Total Return
Based on net asset value	21.76	%(e)	13.82%	(4.87)%	(1.28	)%(b)	23.80%	11.28%

Ratios to Average Net Assets
Total expenses	0.69	%(f)	0.70%	0.68%		0.67%	0.69%	0.72%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.70%	0.68%		0.67%	0.69%	N/A

Net investment income	0.59	%(f)	2.38%	2.16%	1.78	%(b)	1.92%	2.15%

Supplemental Data
Net assets, end of period (000)	$29,336,703		$24,024,571	$24,631,575	$31,149,012		$35,891,890	$30,866,469

Portfolio turnover rate(g)	5	%(e)	19%	15%		16%	9%	23%

(a)	Based on average shares outstanding.

(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2018:

•	Net investment income per share by $0.02.

•	Total return by 0.07%.

•	Ratio of net investment income to average net assets by 0.04%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Currency Hedged MSCI Emerging Markets	Diversified
MSCI Emerging Markets(a)	Diversified

(a)

The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Currently the iShares Currency Hedged MSCI Emerging Markets ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI Emerging Markets ETF (the “underlying fund”). The financial statements, including the accounting policies, and schedule of investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI Emerging Markets ETF.

Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI Emerging Markets ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the Subsidiary as of period end were $2,679,965,547, which is 9.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

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Notes to Financial Statements (unaudited) (continued)

The iShares MSCI Emerging Markets ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Emerging Markets
Barclays Bank PLC	$2,945,932	$2,945,932		$—	$—
Barclays Capital Inc.	6,546,301	6,546,301		—	—
BNP Paribas Prime Brokerage International Ltd.	1,496,180	1,496,180		—	—
BNP Paribas Securities Corp.	4,579,743	4,579,743		—	—
BofA Securities, Inc.	18,634,983	18,634,983		—	—
Citigroup Global Markets Inc.	61,355,337	61,355,337		—	—
Citigroup Global Markets Ltd.	1,301,499	1,301,499		—	—
Credit Suisse Securities (Europe) Ltd.	7,214,068	7,214,068		—	—
Credit Suisse Securities (USA) LLC	10,849,958	10,849,958		—	—
Goldman Sachs & Co.	14,060,426	14,060,426		—	—
Goldman Sachs International	18,907,660	18,907,660		—	—
HSBC Bank PLC	1,290,992	1,290,992		—	—
Jefferies LLC	1,741,292	1,741,292		—	—
JPMorgan Securities LLC	151,901,135	151,901,135		—	—
JPMorgan Securities PLC	57,105,818	57,105,818		—	—
Macquarie Bank Limited	4,368,164	4,368,164		—	—
Morgan Stanley & Co. International PLC	50,102,709	50,102,709		—	—
Morgan Stanley & Co. LLC	141,109,785	141,109,785		—	—
National Financial Services LLC	1,487,491	1,487,491		—	—
Nomura Securities International Inc.	3,680,028	3,680,028		—	—
SG Americas Securities LLC	4,764,974	4,764,974		—	—
State Street Bank & Trust Company	78,720	78,720		—	—
UBS AG	871,954	870,457		—	(1,497	)(b)
UBS Securities LLC	3,965,216	3,965,216		—	—
Wells Fargo Securities LLC	5,233	5,233		—	—

	$570,365,598	$570,364,101		$—	$(1,497)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements (unaudited) (continued)

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the statement of assets and liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the statement of assets and liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to the following Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

iShares ETF	Investment Advisory Fee

Currency Hedged MSCI Emerging Markets	0.78%

For its investment advisory services to the iShares MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses.

For the iShares Currency Hedged MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Emerging Markets ETF (“EEM”), after taking into account any fee waivers by EEM.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Currency Hedged MSCI Emerging Markets	$748,155

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

MSCI Emerging Markets	$952,234

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Emerging Markets	$95,536,916	$41,880,477	$(18,290,768)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Currency Hedged MSCI Emerging Markets	$6,276,195	$10,110,838
MSCI Emerging Markets	1,722,888,168	1,380,635,763

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Currency Hedged MSCI Emerging Markets	$28,504,064	$25,862,356
MSCI Emerging Markets	15,954,092	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Currency Hedged MSCI Emerging Markets	$3,048,680
MSCI Emerging Markets	11,365,234,737

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Emerging Markets	$180,290,532	$39,121,350	$(1,467,773)	$37,653,577
MSCI Emerging Markets	20,697,806,749	12,564,767,292	(3,374,528,755)	9,190,238,537

9.	LINE OF CREDIT

The iShares MSCI Emerging Markets ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

For the six months ended February 28, 2021, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI Emerging Markets	$68,534,000	$3,216,061	1.15%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

Currency Hedged MSCI Emerging Markets
Shares sold	920,000	$28,402,206	1,750,000	$43,700,195
Shares redeemed	(900,000)	(25,646,286)	(2,450,000)	(59,151,353)

Net increase (decrease)	20,000	$2,755,920	(700,000)	$(15,451,158)

MSCI Emerging Markets
Shares sold	7,200,000	$353,740,416	91,350,000	$4,015,282,149
Shares redeemed	—	—	(164,700,000)	(6,453,069,702)

Net increase (decrease)	7,200,000	$353,740,416	(73,350,000)	$(2,437,787,553)

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Currency Hedged MSCI Emerging Markets ETF and iShares MSCI Emerging Markets ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Currency Hedged MSCI Emerging Markets(a)	$0.252917	$—	$0.060069	$0.312986	81%	—%	19%	100%
MSCI Emerging Markets(a)	0.419251	—	0.099643	0.518894	81	—	19	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	41

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

Currency Abbreviations

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

HKD	Hong Kong Dollar

INR	Indian Rupee

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

RUB	New Russian Ruble

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	43

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-805-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares, Inc.

🌑	iShares ESG Aware MSCI EM ETF | ESGE | NASDAQ

🌑	iShares MSCI Emerging Markets ex China ETF | EMXC | NASDAQ

🌑	iShares MSCI Emerging Markets Min Vol Factor ETF | EEMV | Cboe BZX

🌑	iShares MSCI Emerging Markets Multifactor ETF | EMGF | Cboe BZX

🌑	iShares MSCI Global Min Vol Factor ETF | ACWV | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® ESG Aware MSCI EM ETF

Investment Objective

The iShares ESG Aware MSCI EM ETF (the “Fund”) (formerly the iShares ESG MSCI EM ETF) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities that have positive environmental, social and governance characteristics, as represented by the MSCI Emerging Markets Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	21.91%	35.82%	14.45%	35.82%	87.92%
Fund Market	22.25	35.72	14.54	35.72	88.59
Index	22.43	36.64	15.05	36.64	92.52

The inception date of the Fund was 6/28/16. The first day of secondary market trading was 6/30/16.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through May 31, 2018 reflects the performance of the MSCI Emerging Markets ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI Emerging Markets Extended ESG Focus Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,219.10	$ 1.38		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	21.7%
Financials	21.6
Consumer Discretionary	17.8
Communication Services	11.8
Consumer Staples	5.7
Materials	5.7
Energy	5.1
Health Care	4.3
Industrials	3.7
Utilities	1.3
Real Estate	1.3

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	37.6%
Taiwan	15.0
South Korea	13.0
India	9.2
South Africa	4.1
Brazil	3.5
Russia	2.9
Malaysia	2.6
Thailand	2.5
Saudi Arabia	2.1

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Emerging Markets ex China ETF

Investment Objective

The iShares MSCI Emerging Markets ex China ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, excluding China, as represented by the MSCI Emerging Markets ex China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	27.13%	31.55%	6.48%	31.55%	25.49%
Fund Market	26.33	28.67	6.49	28.67	25.54
Index	27.77	31.97	6.84	31.97	27.04

The inception date of the Fund was 7/18/17. The first day of secondary market trading was 7/20/17.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 1,271.30	$ 0.90		$ 1,000.00	$ 1,024.00	$ 0.80		0.16%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	28.3%
Financials	15.9
Exchanged-Traded Funds	15.5
Materials	10.0
Consumer Discretionary	6.4
Communication Services	5.9
Energy	5.0
Consumer Staples	4.7
Industrials	3.5
Health Care	2.4
Utilities	1.5
Real Estate	0.9

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Taiwan	22.6%
South Korea	21.8
India	15.4
Brazil	7.0
South Africa	5.9
Russia	4.8
Saudi Arabia	4.2
Thailand	2.9
Mexico	2.7
Malaysia	2.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® MSCI Emerging Markets Min Vol Factor ETF

Investment Objective

The iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) (formerly the iShares Edge MSCI Min Vol Emerging Markets ETF) seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets, as represented by the MSCI Emerging Markets Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	13.43%	20.53%	8.72%	5.19%	20.53%	51.91%	60.65%
Fund Market	13.64	19.85	8.54	5.15	19.85	50.65	60.05
Index	13.99	21.17	9.08	5.46	21.17	54.40	64.53

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,134.30	$ 1.32		$ 1,000.00	$ 1,023.60	$ 1.25		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	20.8%
Information Technology	15.4
Communication Services	15.0
Consumer Discretionary	14.7
Consumer Staples	10.3
Health Care	7.1
Utilities	5.0
Materials	4.7
Industrials	4.2
Energy	2.5
Real Estate	0.3

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	35.0%
Taiwan	16.9
India	10.7
Saudi Arabia	7.8
South Korea	7.7
Thailand	4.9
Malaysia	4.5
Qatar	2.1
Philippines	2.1
United Arab Emirates	1.8

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Emerging Markets Multifactor ETF

Investment Objective

The iShares MSCI Emerging Markets Multifactor ETF (the “Fund”) (formerly the iShares Edge MSCI Multifactor Emerging Markets ETF) seeks to track the investment results of an index composed of stocks of large- and mid-capitalization companies in emerging markets that have favorable exposure to target style factors subject to constraints, as represented by the MSCI Emerging Markets Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	16.88%	28.36%	13.01%	10.57%	28.36%	84.36%	69.10%
Fund Market	16.88	27.88	13.07	10.69	27.88	84.82	70.01
Index	17.67	29.70	13.54	10.99	29.70	88.69	72.50

The inception date of the Fund was 12/8/15. The first day of secondary market trading was 12/10/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,168.80	$ 2.47		$ 1,000.00	$ 1,022.50	$ 2.31		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	28.6%
Consumer Discretionary	22.2
Financials	12.4
Materials	9.2
Health Care	7.5
Communication Services	6.5
Industrials	5.2
Consumer Staples	3.7
Real Estate	2.3
Utilities	2.0
Energy	0.4

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	42.3%
Taiwan	15.8
India	12.1
South Korea	10.5
South Africa	6.5
Brazil	3.5
Saudi Arabia	3.3
Qatar	1.7
Malaysia	0.7
Thailand	0.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021	iShares® MSCI Global Min Vol Factor ETF

Investment Objective

The iShares MSCI Global Min Vol Factor ETF (the “Fund”) (formerly the iShares Edge MSCI Min Vol Global ETF) seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets, as represented by the MSCI ACWI Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	2.04%	6.85%	8.78%	9.42%	6.85%	52.31%	132.34%
Fund Market	1.98	6.39	8.72	9.39	6.39	51.91	131.86
Index	2.02	6.65	8.56	9.16	6.65	50.75	127.26

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,020.40	$ 1.00		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	17.1%
Health Care	14.9
Communication Services	13.1
Consumer Staples	11.8
Financials	11.5
Industrials	8.2
Consumer Discretionary	7.5
Utilities	7.5
Materials	5.1
Real Estate	2.8
Energy	0.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	51.3%
Japan	12.0
Switzerland	5.1
Canada	4.5
Taiwan	4.4
China	4.3
India	3.0
Hong Kong	2.8
Denmark	1.6
Saudi Arabia	1.1

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2021	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Globant SA(a)	34,011	$7,302,842

Brazil — 2.6%
Atacadao SA	2,000,300	6,823,140
B3 SA - Brasil, Bolsa, Balcao	3,462,800	33,739,163
Banco Bradesco SA	1,889,446	6,980,683
Banco do Brasil SA	3,245,800	16,336,600
Banco Santander Brasil SA	2,290,100	15,364,448
Cosan SA	695,200	10,154,095
CPFL Energia SA	1,241,500	6,429,099
Energisa SA	746,700	5,851,085
Localiza Rent a Car SA	1,798,221	18,714,495
Lojas Renner SA	1,000,610	6,582,098
Natura & Co. Holding SA(a)	1,981,156	16,412,911
Notre Dame Intermedica Participacoes SA	426,800	6,641,264
Telefonica Brasil SA	883,700	6,976,934
Ultrapar Participacoes SA	3,973,300	13,774,173
Via Varejo SA(a)	2,745,500	5,847,621
WEG SA	591,500	8,283,898

		184,911,707

Chile — 0.6%
Cia. Cervecerias Unidas SA	1,550,406	13,388,671
Empresas COPEC SA	798,415	9,010,143
Enel Americas SA	116,160,989	17,693,119

		40,091,933

China — 37.5%
360 Security Technology Inc., Class A	4,561,100	11,332,625
3SBio Inc.(a)(b)	8,332,000	8,291,883
AAC Technologies Holdings Inc.(c)	1,464,500	7,891,368
Agricultural Bank of China Ltd., Class H	27,883,000	10,136,201
Alibaba Group Holding Ltd., ADR(a)	1,604,434	381,470,228
Alibaba Health Information Technology Ltd.(a)	4,882,000	16,362,804
ANTA Sports Products Ltd.	524,000	8,038,312
Baidu Inc., ADR(a)	217,132	61,548,237
Baozun Inc., ADR(a)	149,214	6,853,399
BeiGene Ltd., ADR(a)	33,146	10,606,720
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,953,383	14,237,718
Bilibili Inc., ADR(a)	55,114	6,942,711
BOE Technology Group Co. Ltd., Class A	8,891,800	8,356,839
BYD Co. Ltd., Class A	241,716	7,358,707
BYD Co. Ltd., Class H	912,500	23,196,710
BYD Electronic International Co. Ltd.(c)	1,062,000	5,921,030
CanSino Biologics Inc., Class H(a)(b)	202,600	9,637,234
China Construction Bank Corp., Class H	86,881,000	69,774,940
China Everbright Environment Group Ltd.	16,112,666	9,222,252
China Galaxy Securities Co. Ltd., Class H	12,133,500	7,492,180
China Gas Holdings Ltd.	2,215,200	8,923,795
China International Capital Corp. Ltd., Class H(a)(b)	4,906,400	11,321,464
China Jushi Co. Ltd., Class A	2,290,679	7,936,255
China Lesso Group Holdings Ltd.	7,290,000	13,476,071
China Life Insurance Co. Ltd., Class H	4,771,000	10,061,885
China Medical System Holdings Ltd.	6,130,000	9,577,446
China Mengniu Dairy Co. Ltd.	1,171,000	6,400,433
China Merchants Bank Co. Ltd., Class H	4,502,000	34,560,011
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	5,233,565	10,386,606
China Molybdenum Co. Ltd., Class A	7,107,999	7,349,490

Security	Shares	Value

China (continued)
China Molybdenum Co. Ltd., Class H	15,942,000	$12,330,499
China Overseas Land & Investment Ltd.	3,107,500	7,867,545
China Pacific Insurance Group Co. Ltd., Class H	2,229,400	10,245,523
China Vanke Co. Ltd., Class H	3,054,100	12,952,863
China Youzan Ltd.(a)	14,916,000	6,383,768
CIFI Holdings Group Co. Ltd.	8,112,000	7,686,027
Contemporary Amperex Technology Co. Ltd., Class A	366,100	18,205,422
Country Garden Services Holdings Co. Ltd.	2,980,000	24,508,885
CSPC Pharmaceutical Group Ltd.	7,881,520	8,229,655
ENN Energy Holdings Ltd.	604,400	9,263,880
Eve Energy Co. Ltd., Class A	542,420	7,157,096
Everbright Securities Co. Ltd., Class A	3,013,897	7,162,822
Fosun International Ltd.	19,272,500	28,918,626
Founder Securities Co. Ltd., Class A(a)	5,197,293	6,897,802
Ganfeng Lithium Co. Ltd., Class A	353,000	5,394,270
Geely Automobile Holdings Ltd.	7,680,000	24,948,726
Genscript Biotech Corp.(a)	4,614,000	7,958,300
GoerTek Inc., Class A	2,033,400	10,041,714
Great Wall Motor Co. Ltd., Class H	3,564,500	10,361,718
Greentown Service Group Co. Ltd.	6,948,000	7,057,854
GSX Techedu Inc., ADR(a)	67,095	6,900,721
Guangzhou Automobile Group Co. Ltd., Class H	7,209,200	6,691,233
Haitong Securities Co. Ltd., Class A	3,542,405	6,609,362
Haitong Securities Co. Ltd., Class H	10,024,000	9,161,654
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	1,460,000	7,434,240
Huatai Securities Co. Ltd., Class A	2,621,300	6,945,797
Huatai Securities Co. Ltd., Class H(b)	6,718,000	9,993,841
Huaxia Bank Co. Ltd., Class A	12,191,291	11,740,033
Hutchison China MediTech Ltd., ADR(a)	212,974	6,120,873
Industrial & Commercial Bank of China Ltd., Class H	32,791,000	21,389,065
Industrial Bank Co. Ltd., Class A	3,694,368	14,070,851
Innovent Biologics Inc.(a)(b)	584,500	6,020,297
JD Health International Inc.(a)(b)	553,000	10,108,529
JD.com Inc., ADR(a)	719,104	67,502,292
Jinxin Fertility Group Ltd.(b)	3,240,000	7,317,550
Kingboard Laminates Holdings Ltd.	3,908,000	6,670,051
Kingdee International Software Group Co. Ltd.	5,580,000	20,033,001
Kingsoft Cloud Holdings Ltd., ADR(a)	105,863	6,233,213
Kingsoft Corp. Ltd.	1,254,000	8,793,931
Koolearn Technology Holding Ltd.(a)(b)(c)	2,175,500	6,085,628
Lee & Man Paper Manufacturing Ltd.	8,418,000	7,802,332
Lenovo Group Ltd.	24,862,000	31,440,662
Li Ning Co. Ltd.	1,481,000	8,323,925
Longfor Group Holdings Ltd.(b)	1,365,500	8,097,224
Meituan, Class B(a)(b)	3,407,000	149,326,768
Microport Scientific Corp.	1,502,000	8,838,882
NetEase Inc., ADR	372,835	40,955,925
New Oriental Education & Technology Group Inc., ADR(a)	60,379	10,724,518
NIO Inc., ADR(a)(c)	1,156,389	52,939,488
Orient Securities Co. Ltd., Class A	4,732,932	7,004,609
Pinduoduo Inc., ADR(a)	321,842	55,086,477
Ping An Healthcare and Technology Co. Ltd.(a)(b)	416,700	6,021,653
Ping An Insurance Group Co. of China Ltd., Class A	906,501	11,916,287
Ping An Insurance Group Co. of China Ltd., Class H	7,577,000	93,084,378
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,740,000	6,421,884
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	946,900	6,727,822
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,318,100	13,414,811

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Pudong Development Bank Co. Ltd., Class A.	4,135,009	$6,725,926
Shenzhen Inovance Technology Co. Ltd., Class A	1,123,115	14,782,823
Shenzhen Investment Ltd.	50,004,000	17,984,384
Shenzhou International Group Holdings Ltd.	728,500	15,129,052
Sino Biopharmaceutical Ltd.	7,642,000	8,501,674
Sungrow Power Supply Co. Ltd., Class A	747,200	9,972,122
Suning.com Co. Ltd., Class A	9,615,737	10,387,611
Sunny Optical Technology Group Co. Ltd.	793,600	19,846,778
TAL Education Group, ADR(a)	172,580	13,381,853
TCL Technology Group Corp., Class A	9,990,595	12,688,966
Tencent Holdings Ltd.	5,056,300	431,822,562
Tongcheng-Elong Holdings Ltd.(a)	4,895,200	11,497,553
TravelSky Technology Ltd., Class H	3,166,000	7,991,167
Trip.com Group Ltd., ADR(a)(c)	274,301	10,821,174
Unisplendour Corp. Ltd., Class A	3,811,702	12,641,261
Vipshop Holdings Ltd., ADR(a)	478,384	17,853,291
WuXi AppTec Co. Ltd., Class A	366,108	8,117,842
WuXi AppTec Co. Ltd., Class H(b)	310,500	6,472,294
Wuxi Biologics Cayman Inc., New(a)(b)	3,777,000	46,766,080
Xiaomi Corp., Class B(a)(b)	8,593,600	28,027,365
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	3,202,520	7,487,546
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	5,480,136	11,726,976
Xinyi Solar Holdings Ltd.	7,030,000	14,771,668
XPeng Inc., ADR(a)(c)	345,344	11,779,684
Yadea Group Holdings Ltd.(b)	5,466,000	11,894,021
Yum China Holdings Inc.	285,549	17,087,252
Yunnan Baiyao Group Co. Ltd., Class A	421,300	8,504,866
Zai Lab Ltd., ADR(a)	60,352	8,903,127
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	5,463,600	8,324,976

		2,614,080,250

Colombia — 0.2%
Bancolombia SA	770,931	6,694,293
Interconexion Electrica SA ESP	1,149,225	7,563,827

		14,258,120

Czech Republic — 0.1%
Moneta Money Bank AS(a)(b)	1,903,618	6,973,623

Egypt — 0.2%
Commercial International Bank Egypt SAE	2,903,236	11,531,579

Greece — 0.2%
OPAP SA	1,050,703	14,207,324

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC(a)	4,222,241	30,492,898

India — 9.2%
Adani Green Energy Ltd.(a)	502,677	7,933,999
Asian Paints Ltd.	975,954	30,243,484
Axis Bank Ltd.(a)	1,503,497	14,829,348
Axis Bank Ltd., GDR(a)(d)	148,974	7,329,521
Bajaj Finance Ltd.	214,904	15,396,994
Bandhan Bank Ltd.(a)(b)	1,545,520	7,261,220
Bharat Petroleum Corp. Ltd.	1,333,550	8,163,536
Bharti Airtel Ltd.	1,363,226	10,319,965
Colgate-Palmolive India Ltd.	519,359	11,175,212
Dabur India Ltd.	4,294,273	29,399,860
Eicher Motors Ltd.	281,800	9,581,622

Security	Shares	Value

India (continued)
HCL Technologies Ltd.	1,552,142	$19,209,302
HDFC Life Insurance Co. Ltd.(a)(b)	735,072	7,008,617
Hero MotoCorp Ltd.	201,776	8,852,498
Hindalco Industries Ltd.	2,234,203	10,344,799
Hindustan Unilever Ltd.	1,067,370	30,968,037
Housing Development Finance Corp. Ltd.	1,853,416	64,047,963
ICICI Bank Ltd.(a)	3,935,415	32,011,898
Info Edge India Ltd.	129,020	8,621,261
Infosys Ltd.	3,312,209	56,490,325
Kotak Mahindra Bank Ltd.(a)	666,561	16,149,036
Mahindra & Mahindra Ltd.	205,378	2,253,750
Mahindra & Mahindra Ltd., GDR	1,333,549	15,069,104
Marico Ltd.	2,382,518	12,889,298
Nestle India Ltd.	95,612	20,949,938
Piramal Enterprises Ltd.	310,596	7,731,615
Power Grid Corp. of India Ltd.	114,153	332,898
Reliance Industries Ltd.	1,994,966	56,625,163
Reliance Industries Ltd., GDR(b)	176,136	10,110,206
Shriram Transport Finance Co. Ltd.	366,677	6,401,691
State Bank of India(a)	1,402,037	7,443,760
Tata Consultancy Services Ltd.	1,196,999	47,145,325
Tata Consumer Products Ltd.	1,220,782	10,119,607
Titan Co. Ltd.	825,771	15,809,719
UPL Ltd.	1,027,820	7,854,288
Wipro Ltd.	2,316,793	12,935,703

		639,010,562

Indonesia — 1.4%
Aneka Tambang Tbk	36,107,300	7,201,175
Bank Central Asia Tbk PT	14,295,200	33,680,053
Bank Rakyat Indonesia Persero Tbk PT	77,938,700	25,778,882
Kalbe Farma Tbk PT	115,905,200	11,964,933
Telkom Indonesia Persero Tbk PT	33,604,900	8,236,032
Unilever Indonesia Tbk PT	15,332,500	7,537,044

		94,398,119

Kuwait — 0.3%
Kuwait Finance House KSCP	6,444,173	15,373,180
National Bank of Kuwait SAKP	2,908,595	7,928,600

		23,301,780

Malaysia — 2.6%
AMMB Holdings Bhd	8,411,600	6,567,179
Axiata Group Bhd	8,611,400	7,552,927
Hartalega Holdings Bhd(c)	2,449,900	6,052,872
Malayan Banking Bhd	6,287,500	12,474,027
Maxis Bhd(c)	9,734,100	11,423,589
Nestle Malaysia Bhd	926,500	31,566,238
Petronas Dagangan Bhd	4,066,500	20,093,885
PPB Group Bhd(c)	1,832,200	8,528,387
Public Bank Bhd	29,189,900	30,001,231
RHB Bank Bhd	9,448,400	12,652,336
Sime Darby Plantation Bhd	7,730,800	9,359,091
Supermax Corp. Bhd(c)	5,151,553	6,160,226
Telekom Malaysia Bhd	6,282,700	9,530,767
Top Glove Corp. Bhd(c)	4,998,900	6,471,707

		178,434,462

Mexico — 1.4%
Cemex SAB de CV, CPO, NVS(a)	14,778,700	9,852,231
Coca-Cola Femsa SAB de CV	2,373,700	9,965,669
Fomento Economico Mexicano SAB de CV	3,068,500	21,005,002
Grupo Bimbo SAB de CV, Series A	3,819,900	7,179,267

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O(a)	3,582,100	$17,997,438
Infraestructura Energetica Nova SAB de CV(a)	4,850,700	16,890,054
Wal-Mart de Mexico SAB de CV	5,593,200	15,963,376

		98,853,037

Peru — 0.3%
Credicorp Ltd.	114,806	18,370,108

Philippines — 0.1%
Bank of the Philippine Islands	3,872,760	7,103,785

Poland — 0.7%
Bank Polska Kasa Opieki SA(a)	406,557	7,400,280
CD Projekt SA(a)	103,188	6,554,521
KGHM Polska Miedz SA(a)	471,133	23,950,020
Polski Koncern Naftowy ORLEN SA	696,393	11,000,796

		48,905,617

Qatar — 0.8%
Commercial Bank PSQC (The)	11,051,082	12,809,032
Qatar Fuel QSC	810,394	3,704,558
Qatar National Bank QPSC	8,112,396	37,897,100

		54,410,690

Russia — 2.8%
Gazprom PJSC	9,235,750	27,123,336
Gazprom PJSC, ADR	82,880	480,704
LUKOIL PJSC	676,946	50,890,718
Novatek PJSC, GDR(d)	143,736	24,492,614
Novolipetsk Steel PJSC	5,041,280	15,141,932
Polymetal International PLC	692,849	13,794,237
Polyus PJSC	85,162	16,046,960
Rosneft Oil Co. PJSC	254,010	1,792,170
Rosneft Oil Co. PJSC, GDR(d)	440,748	3,047,332
Sberbank of Russia PJSC	9,480,710	34,346,150
Yandex NV, Class A(a)	181,322	11,713,590

		198,869,743

Saudi Arabia — 2.1%
Al Rajhi Bank	630,436	15,296,541
Almarai Co. JSC	705,846	9,598,226
Arab National Bank	249,419	1,287,495
Bank AlBilad	914,367	8,033,167
Dr Sulaiman Al Habib Medical Services Group Co.	293,696	9,318,711
Samba Financial Group	1,213,698	10,921,826
Saudi Arabian Mining Co.(a)	993,346	13,613,647
Saudi Arabian Oil Co.(b)	1,986,888	18,303,421
Saudi Basic Industries Corp.	1,598,555	45,435,532
Saudi British Bank (The)	1,073,218	6,913,464
Savola Group (The)	710,023	7,127,680

		145,849,710

South Africa — 4.1%
Absa Group Ltd.	843,628	6,758,493
Clicks Group Ltd.	643,341	10,396,246
FirstRand Ltd.	2,383,431	7,918,412
Gold Fields Ltd.	1,296,488	10,766,511
Growthpoint Properties Ltd.	8,408,406	7,588,869
Impala Platinum Holdings Ltd.	665,292	10,808,511
Kumba Iron Ore Ltd.	361,135	15,474,234
MTN Group Ltd.	1,415,037	6,791,057
MultiChoice Group	797,072	6,717,586
Naspers Ltd., Class N	425,924	98,928,257
Nedbank Group Ltd.	758,315	6,540,146

Security	Shares	Value

South Africa (continued)
NEPI Rockcastle PLC	2,225,554	$13,632,873
Old Mutual Ltd.	26,459,078	23,495,888
Sibanye Stillwater Ltd.	1,886,488	8,721,095
Standard Bank Group Ltd.	1,729,055	15,182,921
Vodacom Group Ltd.	3,271,068	26,904,986
Woolworths Holdings Ltd.	3,641,325	11,090,159

		287,716,244

South Korea — 12.1%
Amorepacific Corp.	64,905	13,547,150
AMOREPACIFIC Group	303,755	17,492,611
Celltrion Inc.(a)	37,063	9,814,190
CJ CheilJedang Corp.	39,524	14,300,406
Hankook Tire & Technology Co. Ltd.	264,292	11,209,180
Hanwha Solutions Corp.(a)	166,579	6,679,469
Hyundai Marine & Fire Insurance Co. Ltd.	424,567	8,275,939
Hyundai Motor Co.	68,545	14,459,426
Kakao Corp.	40,642	17,653,134
KB Financial Group Inc.	644,036	25,107,946
LG Chem Ltd.	44,594	32,984,080
LG Corp.	107,080	8,949,543
LG Display Co. Ltd.(a)	870,450	17,509,720
LG Electronics Inc.	159,269	20,768,054
LG Household & Health Care Ltd.	12,437	16,748,715
LG Innotek Co. Ltd.	43,331	7,675,006
NAVER Corp.	145,535	48,576,435
NCSoft Corp.	15,046	12,534,985
POSCO	99,287	24,876,983
Samsung Biologics Co. Ltd.(a)(b)	11,387	7,601,469
Samsung C&T Corp.	79,108	8,555,071
Samsung Card Co. Ltd.	327,162	9,595,005
Samsung Electro-Mechanics Co. Ltd.	57,059	9,624,104
Samsung Electronics Co. Ltd.	3,714,800	272,782,376
Samsung Fire & Marine Insurance Co. Ltd.	64,914	9,995,658
Samsung Life Insurance Co. Ltd.	124,078	8,282,911
Samsung SDI Co. Ltd.	72,902	43,734,711
Samsung SDS Co. Ltd.	49,430	8,557,307
Shinhan Financial Group Co. Ltd.(a)	1,058,739	31,050,690
SK Holdings Co. Ltd.	77,281	18,056,308
SK Hynix Inc.	452,332	56,969,273
SK Innovation Co. Ltd.(a)	72,300	16,763,818
SK Telecom Co. Ltd.	73,065	16,095,761

		846,827,434

Taiwan — 14.9%
Acer Inc.	19,661,000	18,953,338
Cathay Financial Holding Co. Ltd.	26,898,110	40,512,547
Chailease Holding Co. Ltd.	1,212,352	7,486,744
China Steel Corp.	7,648,000	6,796,087
Chunghwa Telecom Co. Ltd.	7,224,000	28,400,610
CTBC Financial Holding Co. Ltd.	53,866,000	38,679,472
Delta Electronics Inc.	3,095,000	31,169,464
E.Sun Financial Holding Co. Ltd.	37,878,509	34,339,192
Evergreen Marine Corp. Taiwan Ltd.(a)	8,417,000	11,468,455
First Financial Holding Co. Ltd.	51,179,960	38,312,617
Fubon Financial Holding Co. Ltd.	16,425,000	29,426,712
Hiwin Technologies Corp.	584,821	8,377,832
Hon Hai Precision Industry Co. Ltd.	3,746,000	15,063,352
Hotai Motor Co. Ltd.	472,000	10,015,331
Lite-On Technology Corp.	8,300,039	17,701,187
MediaTek Inc.	1,226,000	39,439,763

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Mega Financial Holding Co. Ltd.	12,001,000	$12,581,607
President Chain Store Corp.	3,153,000	29,659,312
Taishin Financial Holding Co. Ltd.	75,652,224	35,174,448
Taiwan Business Bank	30,113,875	10,238,880
Taiwan Semiconductor Manufacturing Co. Ltd.	23,003,000	500,487,138
Unimicron Technology Corp.	2,351,000	8,229,872
United Microelectronics Corp.	10,363,000	20,166,039
Win Semiconductors Corp.	587,000	8,019,154
Wistron Corp.	18,470,768	21,221,240
Yageo Corp.	452,000	9,623,409
Yuanta Financial Holding Co. Ltd.	11,966,040	9,129,462

		1,040,673,264

Thailand — 2.5%
Advanced Info Service PCL, NVDR	1,376,500	7,404,700
Bangkok Dusit Medical Services PCL, NVDR	17,837,000	11,595,382
BTS Group Holdings PCL, NVDR	41,543,600	12,693,028
Central Pattana PCL, NVDR	3,908,200	6,732,648
Home Product Center PCL, NVDR	18,260,200	7,893,878
Intouch Holdings PCL, NVDR	3,594,300	6,513,170
Kasikornbank PCL, Foreign	1,951,000	8,973,192
Kasikornbank PCL, NVDR	1,693,200	7,787,498
Minor International PCL, NVDR(a)	15,984,300	15,716,370
PTT Exploration & Production PCL, NVDR	3,534,100	13,210,216
PTT Global Chemical PCL, NVDR	3,668,900	7,483,122
PTT PCL, NVDR	18,056,900	23,476,666
Siam Cement PCL (The), NVDR	1,947,300	23,165,794
Siam Commercial Bank PCL (The), NVDR	3,428,400	11,477,887
Total Access Communication PCL, NVDR	7,586,800	7,829,529

		171,953,080

Turkey — 0.2%
Turkcell Iletisim Hizmetleri AS	5,957,144	12,728,597

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	6,142,627	10,502,075
First Abu Dhabi Bank PJSC	6,683,513	26,747,517

		37,249,592

Total Common Stocks — 97.9% (Cost: $5,361,470,806)		6,828,506,100

Preferred Stocks

Brazil — 0.9%
Banco Bradesco SA, Preference Shares, NVS	6,868,470	28,346,204
Cia. Energetica de Minas Gerais, Preference Shares, NVS	5,789,023	12,423,487
Itau Unibanco Holding SA, Preference Shares, NVS	2,175,310	9,972,846

Security	Shares	Value

Brazil (continued)
Itausa SA, Preference Shares, NVS	3,983,531	$7,112,108

		57,854,645

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	929,520	7,968,563

South Korea — 0.8%
LG Household & Health Care Ltd., Preference Shares, NVS	12,742	7,995,648
Samsung Electronics Co. Ltd., Preference Shares, NVS	769,351	49,852,027

		57,847,675

Total Preferred Stocks — 1.8% (Cost: $111,099,014)		123,670,883

Rights

China — 0.0%
Legend Holdings Corp., Class H (Expires 05/19/23)(a)	29,546	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(f)(g)(h)	43,107,878	43,133,742

Total Short-Term Investments — 0.6% (Cost: $43,125,181)		43,133,742

Total Investments in Securities — 100.3% (Cost: $5,515,695,001)		6,995,310,725

Other Assets, Less Liabilities — (0.3)%		(19,708,767)

Net Assets — 100.0%		$6,975,601,958

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI EM ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$16,678,651	$26,464,161	(a)	$—		$(5,613)	$(3,457)	$43,133,742	43,107,878	$474,104	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	3,950,000	—		(3,950,000	)(a)	—	—	—	—	3,715		—

						$(5,613)	$(3,457)	$43,133,742		$477,819		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	377	03/19/21	$25,223	$(444,440)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$444,440

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,429,810

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(628,557)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,323,788

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI EM ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$6,656,553,020	$171,953,080		$—	$6,828,506,100
Preferred Stocks	123,670,883	—		—	123,670,883
Rights	—	0	(a)	—	0	(a)
Money Market Funds	43,133,742	—		—	43,133,742

	$6,823,357,645	$171,953,080		$—	$6,995,310,725

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(444,440)	$—		$—	$(444,440)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Globant SA(a)	2,706	$581,032
Telecom Argentina SA, ADR	7,741	46,137
YPF SA, ADR(a)	21,301	92,233

		719,402

Brazil — 5.3%
Ambev SA	411,800	1,035,956
Atacadao SA	35,500	121,093
B2W Cia. Digital(a)	21,368	314,402
B3 SA - Brasil, Bolsa, Balcao	172,000	1,675,851
Banco Bradesco SA	99,628	368,082
Banco BTG Pactual SA	21,300	388,465
Banco do Brasil SA	63,900	321,618
Banco Inter SA	3,515	98,000
Banco Santander Brasil SA	28,400	190,538
BB Seguridade Participacoes SA	49,700	226,783
BRF SA(a)	50,021	194,230
CCR SA	106,500	214,986
Centrais Eletricas Brasileiras SA	35,591	206,979
Cia. de Saneamento Basico do Estado de Sao Paulo	28,400	187,531
Cia. Siderurgica Nacional SA	63,900	376,884
Cosan SA	14,200	207,405
CPFL Energia SA	19,100	98,909
Energisa SA	14,200	111,270
Engie Brasil Energia SA	21,300	157,274
Equatorial Energia SA	85,200	307,286
Hapvida Participacoes e Investimentos SA(b)	106,500	296,202
Hypera SA	31,600	185,867
JBS SA	99,400	460,521
Klabin SA	56,800	300,355
Localiza Rent a Car SA	50,640	527,022
Lojas Americanas SA	301	1,345
Lojas Renner SA	71,030	467,241
Magazine Luiza SA	244,200	1,059,520
Natura & Co. Holding SA(a)	78,194	647,799
Notre Dame Intermedica Participacoes SA	42,600	662,882
Petrobras Distribuidora SA	71,000	253,778
Petroleo Brasileiro SA	319,500	1,269,848
Raia Drogasil SA	92,900	387,233
Rumo SA(a)	113,600	368,947
Sul America SA	21,402	126,841
Suzano SA(a)	60,821	798,535
Telefonica Brasil SA	42,600	336,333
TIM SA	78,128	179,442
TOTVS SA	13,800	77,703
Ultrapar Participacoes SA	63,900	221,521
Vale SA	308,871	5,238,512
Via Varejo SA(a)	113,800	242,382
WEG SA	71,040	994,908

		21,908,279

Chile — 0.7%
Banco de Chile	3,026,527	331,919
Banco de Credito e Inversiones SA	4,686	203,466
Banco Santander Chile	5,806,238	332,395
Cencosud SA	96,802	189,744
Cencosud Shopping SA	42,032	83,114
Cia. Cervecerias Unidas SA	17,395	150,216
Empresas CMPC SA	93,380	272,481
Empresas COPEC SA	36,991	417,445

Security	Shares	Value

Chile (continued)
Enel Americas SA	3,377,778	$514,488
Enel Chile SA(a)	2,540,877	187,974
Falabella SA	73,840	306,216

		2,989,458

China — 0.1%
Silergy Corp	6,000	577,327

Colombia — 0.2%
Bancolombia SA	28,045	243,526
Ecopetrol SA	418,332	260,293
Interconexion Electrica SA ESP	48,848	321,502

		825,321

Czech Republic — 0.2%
CEZ AS(c)	12,922	316,984
Komercni Banka AS(a)	7,242	227,688
Moneta Money Bank AS(a)(b)	64,042	234,608

		779,280

Egypt — 0.1%
Commercial International Bank Egypt SAE	76,596	304,238
Eastern Co. SAE	67,062	63,431

		367,669

Greece — 0.1%
Hellenic Telecommunications Organization SA	14,136	218,596
JUMBO SA	5,421	89,620
OPAP SA	10,522	142,276

		450,492

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC(a)	33,796	244,074
OTP Bank Nyrt(a)	20,945	957,679
Richter Gedeon Nyrt	11,715	336,302

		1,538,055

Indonesia — 2.1%
Adaro Energy Tbk PT	1,065,000	88,251
Astra International Tbk PT	1,767,900	670,412
Bank Central Asia Tbk PT	859,100	2,024,073
Bank Mandiri Persero Tbk PT	1,604,600	692,998
Bank Negara Indonesia Persero Tbk PT	575,100	240,298
Bank Rakyat Indonesia Persero Tbk PT	4,700,200	1,554,631
Barito Pacific Tbk PT(a)	2,513,400	194,153
Charoen Pokphand Indonesia Tbk PT	674,500	291,304
Gudang Garam Tbk PT(a)	35,500	90,994
Indah Kiat Pulp & Paper Corp. Tbk PT	333,700	308,743
Indocement Tunggal Prakarsa Tbk PT	121,100	106,303
Indofood CBP Sukses Makmur Tbk PT	199,700	120,255
Indofood Sukses Makmur Tbk PT	340,800	144,792
Kalbe Farma Tbk PT	1,838,900	189,830
Merdeka Copper Gold Tbk PT(a)	1,143,100	227,175
Perusahaan Gas Negara Tbk PT	695,800	70,362
Semen Indonesia Persero Tbk PT	228,200	163,458
Telkom Indonesia Persero Tbk PT	3,912,500	958,892
Unilever Indonesia Tbk PT	668,000	328,371
United Tractors Tbk PT	134,900	213,623

		8,678,918

Kuwait — 0.8%
Agility Public Warehousing Co. KSC	93,225	203,299
Boubyan Bank KSCP	107,922	196,838
Gulf Bank KSCP	243,104	173,502
Kuwait Finance House KSCP	349,746	834,352

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait (continued)
Mabanee Co. KPSC	43,107	$99,987
Mobile Telecommunications Co. KSC	200,370	415,107
National Bank of Kuwait SAKP	494,728	1,348,589

		3,271,674

Malaysia — 2.3%
Axiata Group Bhd	276,900	242,865
CIMB Group Holdings Bhd	418,900	448,138
Dialog Group Bhd	312,400	249,303
DiGi.Com Bhd	262,700	240,146
Gamuda Bhd	227,200	186,924
Genting Bhd	241,400	274,948
Genting Malaysia Bhd	284,000	202,782
Hartalega Holdings Bhd	156,200	385,917
Hong Leong Bank Bhd	36,800	163,657
IHH Healthcare Bhd	213,000	267,335
IOI Corp. Bhd	149,100	157,665
Kossan Rubber Industries(c)	134,900	131,650
Kuala Lumpur Kepong Bhd	49,700	288,561
Malayan Banking Bhd	347,900	690,213
Malaysia Airports Holdings Bhd	99,544	147,318
Maxis Bhd	241,400	283,298
MISC Bhd	127,800	214,079
Nestle Malaysia Bhd	7,100	241,900
Petronas Chemicals Group Bhd	198,800	364,937
Petronas Dagangan Bhd	18,600	91,909
Petronas Gas Bhd	71,000	287,684
PPB Group Bhd	63,940	297,623
Press Metal Aluminium Holdings Bhd	156,200	373,954
Public Bank Bhd	1,052,000	1,081,240
RHB Bank Bhd	142,000	190,152
Sime Darby Bhd	227,800	127,759
Sime Darby Plantation Bhd	220,100	266,458
Supermax Corp. Bhd(c)	150,029	179,405
Telekom Malaysia Bhd	120,700	183,100
Tenaga Nasional Bhd	213,000	531,513
Top Glove Corp. Bhd(c)	426,000	551,511

		9,343,944

Mexico — 2.7%
America Movil SAB de CV, Series L, NVS	2,861,700	1,832,484
Arca Continental SAB de CV	42,600	193,071
Cemex SAB de CV, CPO, NVS(a)	1,242,500	828,314
Coca-Cola Femsa SAB de CV	49,700	208,659
Fibra Uno Administracion SA de CV	198,800	224,940
Fomento Economico Mexicano SAB de CV	170,400	1,166,450
Gruma SAB de CV, Class B	18,460	201,298
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	35,500	359,304
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	18,140	339,568
Grupo Bimbo SAB de CV, Series A	149,102	280,228
Grupo Financiero Banorte SAB de CV, Class O(a)	214,600	1,078,208
Grupo Financiero Inbursa SAB de CV, Class O(a)	149,100	134,479
Grupo Mexico SAB de CV, Series B	276,900	1,315,343
Grupo Televisa SAB, CPO(a)	235,200	350,148
Industrias Penoles SAB de CV(a)	12,787	175,595
Infraestructura Energetica Nova SAB de CV(a)	28,400	98,888
Kimberly-Clark de Mexico SAB de CV, Class A	134,900	215,796
Megacable Holdings SAB de CV, CPO	35,500	122,643
Orbia Advance Corp. SAB de CV	92,300	215,362
Promotora y Operadora de Infraestructura SAB de CV	17,430	128,267
Telesites SAB de CV(a)	120,700	106,613

Security	Shares	Value

Mexico (continued)
Wal-Mart de Mexico SAB de CV	468,600	$1,337,417

		10,913,075

Pakistan — 0.0%
MCB Bank Ltd.	32,873	38,071

Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR(a)	18,460	204,168
Credicorp Ltd.	5,751	920,217
Southern Copper Corp.	7,881	562,152

		1,686,537

Philippines — 1.1%
Aboitiz Equity Ventures Inc.	199,050	172,917
Ayala Corp.	26,270	404,987
Ayala Land Inc.	710,200	571,585
Bank of the Philippine Islands	149,100	273,493
BDO Unibank Inc.	161,170	350,442
Globe Telecom Inc.	3,195	133,410
GT Capital Holdings Inc.	9,944	114,668
International Container Terminal Services Inc.	90,880	224,578
JG Summit Holdings Inc.	299,680	398,070
Jollibee Foods Corp.	44,020	162,399
Metro Pacific Investments Corp.	1,278,600	107,253
Metropolitan Bank & Trust Co.	113,647	118,753
PLDT Inc.	7,100	188,475
SM Investments Corp.	23,520	489,111
SM Prime Holdings Inc.	951,400	708,844
Universal Robina Corp.	91,590	241,056

		4,660,041

Poland — 1.1%
Allegro.eu SA(a)(b)	25,986	448,727
Bank Polska Kasa Opieki SA(a)	15,691	285,613
CD Projekt SA(a)(c)	5,538	351,775
Dino Polska SA(a)(b)	3,479	229,953
KGHM Polska Miedz SA(a)	11,999	609,969
LPP SA(a)	142	298,311
Orange Polska SA(a)	61,770	104,724
PGE Polska Grupa Energetyczna SA(a)	82,360	146,951
Polski Koncern Naftowy ORLEN SA	28,258	446,387
Polskie Gornictwo Naftowe i Gazownictwo SA	175,654	264,085
Powszechna Kasa Oszczednosci Bank Polski SA(a)	74,294	601,165
Powszechny Zaklad Ubezpieczen SA(a)	53,321	419,004
Santander Bank Polska SA(a)	3,479	196,516

		4,403,180

Qatar — 1.1%
Commercial Bank PSQC (The)	166,850	193,392
Industries Qatar QSC	151,656	474,772
Masraf Al Rayan QSC	396,180	465,103
Mesaieed Petrochemical Holding Co.	389,080	198,091
Ooredoo QPSC	111,825	233,183
Qatar Electricity & Water Co. QSC	39,050	184,009
Qatar Fuel QSC	5,925	27,085
Qatar Gas Transport Co. Ltd.	193,272	172,723
Qatar International Islamic Bank QSC	50,907	116,673
Qatar Islamic Bank SAQ	105,080	446,773
Qatar National Bank QPSC	385,672	1,801,669

		4,313,473

Russia — 4.7%
Alrosa PJSC	221,523	295,711
Gazprom PJSC	979,090	2,875,369

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Inter RAO UES PJSC	4,189,000	$286,900
LUKOIL PJSC	35,074	2,636,755
Magnit PJSC, GDR(d)	19,253	261,263
Mail.Ru Group Ltd., GDR(a)(d)	11,573	312,391
MMC Norilsk Nickel PJSC	5,467	1,712,620
Mobile TeleSystems PJSC, ADR	59,924	492,575
Moscow Exchange MICEX-RTS PJSC	58,230	135,112
Novatek PJSC, GDR(d)	7,952	1,355,021
Novolipetsk Steel PJSC	97,980	294,292
PhosAgro PJSC, GDR(d)	12,212	214,198
Polymetal International PLC	13,721	273,177
Polyus PJSC	1,681	316,749
Rosneft Oil Co. PJSC, GDR(d)	104,874	725,099
Sberbank of Russia PJSC	819,932	2,970,401
Severstal PAO	18,254	330,366
Surgutneftegas PJSC	613,125	267,213
Tatneft PJSC	118,854	836,343
TCS Group Holding PLC(d)	5,589	290,032
VTB Bank PJSC, GDR(d)	147,964	140,344
X5 Retail Group NV, GDR(d)	12,638	417,099
Yandex NV, Class A(a)	25,915	1,674,136

		19,113,166

Saudi Arabia — 4.2%
Abdullah Al Othaim Markets Co.	5,396	175,814
Advanced Petrochemical Co.	16,756	302,908
Al Rajhi Bank	95,779	2,323,927
Alinma Bank(a)	70,151	303,012
Almarai Co. JSC	20,031	272,385
Arab National Bank	41,961	216,602
Bank AlBilad	30,743	270,092
Bank Al-Jazira	59,498	213,530
Banque Saudi Fransi	49,416	367,606
Bupa Arabia for Cooperative Insurance Co.(a)	6,106	194,389
Co for Cooperative Insurance (The)(a)	9,656	204,422
Dar Al Arkan Real Estate Development Co.(a)	36,210	84,865
Dr Sulaiman Al Habib Medical Services Group Co.	5,822	184,727
Emaar Economic City(a)	33,940	83,345
Etihad Etisalat Co.(a)	30,885	236,342
Jarir Marketing Co.	6,248	284,871
National Commercial Bank	116,937	1,465,415
National Industrialization Co.(a)	29,047	115,398
Riyad Bank	111,967	591,107
SABIC Agri-Nutrients Co.	15,762	409,337
Sahara International Petrochemical Co.	46,079	233,436
Samba Financial Group	89,247	803,116
Saudi Airlines Catering Co.	5,964	117,515
Saudi Arabian Mining Co.(a)	30,459	417,436
Saudi Arabian Oil Co.(b)	173,737	1,600,483
Saudi Basic Industries Corp.	74,763	2,124,979
Saudi British Bank (The)	57,368	369,554
Saudi Cement Co.	9,514	160,829
Saudi Electricity Co.	68,231	383,498
Saudi Industrial Investment Group	29,307	221,141
Saudi Kayan Petrochemical Co.(a)	76,467	302,565
Saudi Telecom Co.	51,475	1,630,511
Savola Group (The)	20,356	204,347
Yanbu National Petrochemical Co.	20,306	386,033

		17,255,537

Security	Shares	Value

South Africa — 5.9%
Absa Group Ltd.	54,812	$439,111
Anglo American Platinum Ltd.	3,763	455,697
AngloGold Ashanti Ltd.	34,932	699,228
Aspen Pharmacare Holdings Ltd.(a)	34,790	327,199
Bid Corp. Ltd.	29,832	558,085
Bidvest Group Ltd. (The)	24,211	268,945
Capitec Bank Holdings Ltd.(a)	6,405	566,127
Clicks Group Ltd.	23,075	372,887
Discovery Ltd.	33,086	309,425
Exxaro Resources Ltd.	18,886	213,346
FirstRand Ltd.	405,410	1,346,883
Gold Fields Ltd.	75,686	628,524
Growthpoint Properties Ltd.	270,723	244,337
Harmony Gold Mining Co. Ltd.(a)	45,724	173,221
Impala Platinum Holdings Ltd.	70,716	1,148,871
Kumba Iron Ore Ltd.	3,621	155,156
Mr. Price Group Ltd.	22,654	260,877
MTN Group Ltd.	149,313	716,584
MultiChoice Group	39,050	329,107
Naspers Ltd., Class N	36,920	8,575,312
Nedbank Group Ltd.	33,442	288,423
NEPI Rockcastle PLC	40,836	250,145
Northam Platinum Ltd.(a)	28,542	418,154
Old Mutual Ltd.	404,629	359,314
Rand Merchant Investment Holdings Ltd.	66,882	134,636
Reinet Investments SCA	12,283	229,194
Remgro Ltd.	40,612	277,812
Sanlam Ltd.	140,012	561,851
Sasol Ltd.(a)	49,061	610,353
Shoprite Holdings Ltd.	40,754	358,051
Sibanye Stillwater Ltd.	198,592	918,076
SPAR Group Ltd. (The)	16,685	209,699
Standard Bank Group Ltd.	108,701	954,509
Tiger Brands Ltd.	13,703	182,453
Vodacom Group Ltd.	54,741	450,252
Woolworths Holdings Ltd.	88,324	269,003

		24,260,847

South Korea — 20.5%
Alteogen Inc.(a)	1,704	197,170
Amorepacific Corp.	2,556	533,495
AMOREPACIFIC Group	2,556	147,195
BGF retail Co. Ltd.	995	140,814
Celltrion Healthcare Co. Ltd.(a)	5,482	612,852
Celltrion Inc.(a)	8,243	2,182,726
Celltrion Pharm Inc.(a)	1,358	185,781
CJ CheilJedang Corp.	854	308,991
Coway Co. Ltd.	4,970	286,212
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	3,550	80,416
DB Insurance Co. Ltd.	3,854	142,017
Doosan Heavy Industries & Construction Co. Ltd.(a)	16,216	152,995
Douzone Bizon Co. Ltd.	1,704	166,836
E-MART Inc.	2,059	309,721
Fila Holdings Corp.	4,331	154,197
GS Engineering & Construction Corp.	7,242	234,309
GS Holdings Corp.	5,467	189,776
Hana Financial Group Inc.	24,282	800,755
Hankook Tire & Technology Co. Ltd.	6,537	277,248
Hanmi Pharm Co. Ltd.(a)	716	218,592
Hanon Systems	14,555	200,156
Hanwha Corp.(a)	5,538	144,673

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hanwha Solutions Corp.(a)	11,097	$444,966
HLB Inc.(a)	3,976	242,771
Hotel Shilla Co. Ltd.	3,266	237,210
Hyundai Engineering & Construction Co. Ltd.	7,384	261,578
Hyundai Glovis Co. Ltd.	1,917	329,311
Hyundai Heavy Industries Holdings Co. Ltd.	852	205,132
Hyundai Marine & Fire Insurance Co. Ltd.	5,822	113,486
Hyundai Mobis Co. Ltd.	5,688	1,534,013
Hyundai Motor Co.	13,188	2,781,981
Hyundai Steel Co.	6,816	242,367
Industrial Bank of Korea(a)	7,384	54,747
Kakao Corp.	4,970	2,158,754
Kangwon Land Inc.(a)	8,591	185,049
KB Financial Group Inc.	34,080	1,328,619
Kia Motors Corp.	22,649	1,600,650
KMW Co. Ltd.(a)	1,633	90,117
Korea Aerospace Industries Ltd.(a)	8,236	242,645
Korea Electric Power Corp.(a)	20,448	413,146
Korea Investment Holdings Co. Ltd.(a)	4,047	314,466
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	3,270	325,981
Korea Zinc Co. Ltd.	710	254,993
Korean Air Lines Co. Ltd.(a)	6,437	161,283
KT&G Corp.	10,366	722,437
Kumho Petrochemical Co. Ltd.(a)	710	133,342
LG Chem Ltd.	3,979	2,943,079
LG Corp.	8,307	694,283
LG Display Co. Ltd.(a)	19,880	399,900
LG Electronics Inc.	9,537	1,243,587
LG Household & Health Care Ltd.	852	1,147,375
LG Innotek Co. Ltd.	1,207	213,790
LG Uplus Corp.	12,212	128,261
Lotte Chemical Corp.	1,562	442,115
Lotte Corp.	2,769	82,811
Lotte Shopping Co. Ltd.	1,208	127,413
Mirae Asset Daewoo Co. Ltd.	32,660	271,513
NAVER Corp.	10,295	3,436,248
NCSoft Corp.	1,349	1,123,866
Netmarble Corp.(b)	1,775	195,116
NH Investment & Securities Co. Ltd.(a)	13,987	135,077
Orion Corp./Republic of Korea	2,414	276,101
POSCO	6,463	1,619,345
POSCO Chemical Co. Ltd.	2,787	391,941
S-1 Corp.	1,065	78,678
Samsung Biologics Co. Ltd.(a)(b)	1,491	995,327
Samsung C&T Corp.	7,029	760,146
Samsung Card Co. Ltd.	5,917	173,534
Samsung Electro-Mechanics Co. Ltd.	5,396	910,140
Samsung Electronics Co. Ltd.	395,660	29,053,805
Samsung Engineering Co. Ltd.(a)	13,845	158,968
Samsung Fire & Marine Insurance Co. Ltd.	2,349	361,706
Samsung Heavy Industries Co. Ltd.(a)	41,969	245,053
Samsung Life Insurance Co. Ltd.	5,558	371,028
Samsung SDI Co. Ltd.	4,759	2,854,976
Samsung SDS Co. Ltd.	2,343	405,619
Samsung Securities Co. Ltd.	4,189	136,278
Seegene Inc.	1,562	173,092
Shin Poong Pharmaceutical Co. Ltd.	2,556	190,648
Shinhan Financial Group Co. Ltd.(a)	38,127	1,118,188
Shinsegae Inc.	710	168,732
SK Biopharmaceuticals Co. Ltd.(a)	1,278	134,227

Security	Shares	Value

South Korea (continued)
SK Chemicals Co. Ltd.	710	$238,247
SK Holdings Co. Ltd.	3,053	713,318
SK Hynix Inc.	45,511	5,731,915
SK Innovation Co. Ltd.(a)	4,828	1,119,443
SK Telecom Co. Ltd.	2,339	515,267
S-Oil Corp.(a)	2,556	193,378
Woori Financial Group Inc.(a)	24,608	209,831
Yuhan Corp.	4,066	224,381

		84,153,717

Taiwan — 22.5%
Accton Technology Corp.	38,000	358,137
Acer Inc.	284,000	273,778
Advantech Co. Ltd.	15,299	199,116
Airtac International Group	9,000	313,437
ASE Technology Holding Co. Ltd.	284,000	1,055,345
Asia Cement Corp.	213,000	326,163
Asustek Computer Inc.	71,000	774,939
AU Optronics Corp.(a)	710,000	481,788
Catcher Technology Co. Ltd.	71,000	489,435
Cathay Financial Holding Co. Ltd.	639,063	962,524
Chailease Holding Co. Ltd.	71,419	441,040
Chang Hwa Commercial Bank Ltd.	573,599	351,131
Cheng Shin Rubber Industry Co. Ltd.	142,000	219,991
China Development Financial Holding Corp.	1,065,000	355,605
China Life Insurance Co. Ltd.	218,857	178,370
China Steel Corp.	994,000	883,278
Chunghwa Telecom Co. Ltd.	288,000	1,132,250
Compal Electronics Inc.	355,000	282,955
CTBC Financial Holding Co. Ltd.	1,562,000	1,121,623
Delta Electronics Inc.	149,000	1,500,565
E.Sun Financial Holding Co. Ltd.	994,286	901,381
Eclat Textile Co. Ltd.	8,000	123,364
Evergreen Marine Corp. Taiwan Ltd.(a)	213,000	290,220
Far Eastern New Century Corp.	284,000	295,191
Far EasTone Telecommunications Co. Ltd.	213,000	472,611
Feng TAY Enterprise Co. Ltd.	21,000	140,239
First Financial Holding Co. Ltd.	930,859	696,828
Formosa Chemicals & Fibre Corp.	284,000	876,905
Formosa Petrochemical Corp.	142,000	509,829
Formosa Plastics Corp.	355,000	1,242,707
Foxconn Technology Co. Ltd.	95,000	238,758
Fubon Financial Holding Co. Ltd.	568,000	1,017,618
Giant Manufacturing Co. Ltd.	10,000	100,889
Globalwafers Co. Ltd.	16,000	425,096
Highwealth Construction Corp.	149,600	242,776
Hiwin Technologies Corp.	16,000	229,207
Hon Hai Precision Industry Co. Ltd.	1,065,200	4,283,364
Hotai Motor Co. Ltd.	16,600	352,234
Hua Nan Financial Holdings Co. Ltd.	862,831	562,261
Innolux Corp.	639,000	390,019
Inventec Corp.	284,000	252,875
Largan Precision Co. Ltd.	6,000	709,811
Lite-On Technology Corp.	213,000	454,257
MediaTek Inc.	122,000	3,924,675
Mega Financial Holding Co. Ltd.	923,000	967,655
Micro-Star International Co. Ltd.	71,000	379,822
Nan Ya Plastics Corp.	426,000	1,111,936
Nanya Technology Corp.	142,000	491,985
Novatek Microelectronics Corp.	40,000	680,729
Pegatron Corp.	213,000	570,498

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Pou Chen Corp.	221,000	$239,627
Powertech Technology Inc.	71,000	254,914
President Chain Store Corp.	26,000	244,574
Quanta Computer Inc.	284,000	866,709
Realtek Semiconductor Corp.	31,000	511,983
Shanghai Commercial & Savings Bank Ltd. (The)	355,437	509,180
Shin Kong Financial Holding Co. Ltd.	927,930	276,188
SinoPac Financial Holdings Co. Ltd.	994,259	415,874
Synnex Technology International Corp.	142,000	251,600
Taishin Financial Holding Co. Ltd.	1,001,130	465,475
Taiwan Business Bank	923,755	314,082
Taiwan Cement Corp.	430,983	649,898
Taiwan Cooperative Financial Holding Co. Ltd.	858,443	614,880
Taiwan High Speed Rail Corp.	213,000	230,570
Taiwan Mobile Co. Ltd.	143,000	498,530
Taiwan Semiconductor Manufacturing Co. Ltd.	2,053,000	44,668,091
Unimicron Technology Corp.	142,000	497,083
Uni-President Enterprises Corp.	426,000	1,027,814
United Microelectronics Corp.	994,000	1,934,290
Vanguard International Semiconductor Corp.	74,000	308,195
Walsin Technology Corp.	13,000	118,553
Win Semiconductors Corp.	21,000	286,886
Winbond Electronics Corp.	284,000	311,505
Wistron Corp.	284,598	326,977
WPG Holdings Ltd.	221,520	360,683
Yageo Corp.	26,000	553,559
Yuanta Financial Holding Co. Ltd.	931,320	710,548
Zhen Ding Technology Holding Ltd.	79,000	340,364

		92,425,842

Thailand — 2.9%
Advanced Info Service PCL, NVDR	113,000	607,868
Airports of Thailand PCL, NVDR(c)	404,700	841,873
Asset World Corp. PCL, NVDR	234,300	37,012
B Grimm Power PCL, NVDR	85,200	132,927
Bangkok Bank PCL, Foreign	49,700	197,083
Bangkok Commercial Asset Management PCL, NVDR(c)	63,900	45,071
Bangkok Dusit Medical Services PCL, NVDR	866,200	563,095
Bangkok Expressway & Metro PCL, NVDR(c)	667,400	172,459
Berli Jucker PCL, NVDR(c)	134,900	163,332
BTS Group Holdings PCL, NVDR	603,500	184,390
Bumrungrad Hospital PCL, NVDR	42,600	175,159
Central Pattana PCL, NVDR	213,000	366,935
Central Retail Corp. PCL, NVDR(a)	170,400	185,544
Charoen Pokphand Foods PCL, NVDR(c)	205,900	192,410
CP ALL PCL, NVDR(a)	482,800	933,722
Delta Electronics Thailand PCL, NVDR(c)	28,400	369,242
Electricity Generating PCL, NVDR	28,400	156,005
Energy Absolute PCL, NVDR(c)	149,100	302,894
Global Power Synergy PCL, NVDR	71,000	173,659
Gulf Energy Development PCL, NVDR	191,700	207,180
Home Product Center PCL, NVDR	454,400	196,437
Intouch Holdings PCL, NVDR	163,300	295,913
Kasikornbank PCL, Foreign	127,800	587,788
Krungthai Card PCL, NVDR	71,000	146,543
Land & Houses PCL, NVDR	688,700	176,844
Minor International PCL, NVDR(a)(c)	291,100	286,220
Muangthai Capital PCL, NVDR(a)	71,000	150,582
Osotspa PCL, NVDR	85,200	96,234
PTT Exploration & Production PCL, NVDR	134,900	504,247
PTT Global Chemical PCL, NVDR	220,100	448,918

Security	Shares	Value

Thailand (continued)
PTT Oil & Retail Business	142,200	$136,350
PTT PCL, NVDR	915,900	1,190,807
Ratch Group PCL, NVDR(c)	99,400	165,582
Siam Cement PCL (The), NVDR	63,900	760,178
Siam Commercial Bank PCL (The), NVDR	85,200	285,240
Sri Trang Gloves Thailand PCL, NVDR	56,800	71,079
Srisawad Corp PCL, NVDR	99,400	203,545
Thai Oil PCL, NVDR	106,500	205,103
Thai Union Group PCL, NVDR(c)	284,000	129,235

		12,044,705

Turkey — 0.5%
Akbank T.A.S.(a)	264,901	216,406
Aselsan Elektronik Sanayi Ve Ticaret AS(c)	69,012	157,970
BIM Birlesik Magazalar AS	43,452	387,190
Eregli Demir ve Celik Fabrikalari TAS	136,817	269,097
Haci Omer Sabanci Holding AS	80,945	114,357
KOC Holding AS	86,265	250,957
Turk Hava Yollari AO(a)	65,817	119,692
Turkcell Iletisim Hizmetleri AS	99,755	213,146
Turkiye Garanti Bankasi AS(a)	217,970	262,105
Turkiye Is Bankasi AS, Class C(a)	166,069	128,279
Yapi ve Kredi Bankasi AS(a)	348,752	124,588

		2,243,787

United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	223,650	382,375
Aldar Properties PJSC	337,889	334,840
Dubai Islamic Bank PJSC	151,443	195,841
Emaar Malls PJSC(a)	216,763	99,732
Emaar Properties PJSC(a)	322,269	306,200
Emirates NBD Bank PJSC	220,242	671,552
Emirates Telecommunications Group Co. PJSC	150,804	817,010
First Abu Dhabi Bank PJSC	242,252	969,496

		3,777,046

Total Common Stocks — 81.0% (Cost: $313,906,058)		332,738,843

Investment Companies

Exchange Traded Funds — 15.4%
iShares MSCI India ETF(e)	1,539,516	63,166,341

Total Investment Companies — 15.4% (Cost: $59,018,201)		63,166,341

Preferred Stocks

Brazil — 1.7%
Banco Bradesco SA, Preference Shares, NVS	370,403	1,528,655
Bradespar SA, Preference Shares, NVS	21,300	240,249
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	14,200	83,497
Cia. Energetica de Minas Gerais, Preference Shares, NVS	26,668	57,231
Cia. Paranaense de Energia, Preference Shares, NVS	9,500	99,857
Gerdau SA, Preference Shares, NVS	92,300	428,455
Itau Unibanco Holding SA, Preference Shares, NVS	404,700	1,855,373
Itausa SA, Preference Shares, NVS	368,734	658,329
Lojas Americanas SA, Preference Shares, NVS	78,157	349,340
Petroleo Brasileiro SA, Preference Shares, NVS	383,400	1,530,009

		6,830,995

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ex China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	10,313	$553,320

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	32,731	280,595

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	667,400	352,111

South Korea — 1.2%
Hyundai Motor Co., Series 2, Preference Shares, NVS	3,198	290,339
LG Chem Ltd., Preference Shares, NVS	138	47,843
Samsung Electronics Co. Ltd., Preference Shares, NVS	71,302	4,620,192

		4,958,374

Total Preferred Stocks — 3.2% (Cost: $13,664,739)		12,975,395

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	1,186,714	1,187,426
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	660,000	660,000

		1,847,426

Total Short-Term Investments — 0.4% (Cost: $1,847,426)		1,847,426

Total Investments in Securities — 100.0% (Cost: $388,436,424)		410,728,005

Other Assets, Less Liabilities — (0.0)%		(4,462)

Net Assets — 100.0%		$410,723,543

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,188,940	(a)	$—	$(1,514)	$—	$1,187,426	1,186,714	$17,781	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	110,000	550,000	(a)	—	—	—	660,000	660,000	22		—
iShares MSCI India ETF	10,289,973	49,494,703		(18,615)	209	3,400,071	63,166,341	1,539,516	14,852		—

					$(1,305)	$3,400,071	$65,013,767		$32,655		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets ex China ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	22	03/19/21	$1,472	$(58,012)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$58,012

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$51,864

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(58,012)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$490,637

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$320,692,793	$12,046,050	$—	$332,738,843
Investment Companies	63,166,341	—	—	63,166,341
Preferred Stocks	12,975,395	—	—	12,975,395
Money Market Funds	1,847,426	—	—	1,847,426

	$398,681,955	$12,046,050	$—	$410,728,005

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(58,012)	$—	$—	$(58,012)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 0.1%
Raia Drogasil SA	592,200	$2,468,452
Telefonica Brasil SA	328,700	2,595,132

		5,063,584

China — 34.9%
Agricultural Bank of China Ltd., Class A	21,043,398	10,586,893
Agricultural Bank of China Ltd., Class H	62,431,000	22,695,304
Alibaba Group Holding Ltd., ADR(a)	231,737	55,097,789
ANTA Sports Products Ltd.	1,755,000	26,922,209
AVIC Jonhon Optronic Technology Co. Ltd., Class A	708,186	7,522,465
Bank of Beijing Co. Ltd., Class A	7,901,924	5,816,829
Bank of China Ltd., Class A	22,655,500	11,328,012
Bank of China Ltd., Class H	82,907,000	29,070,113
Bank of Communications Co. Ltd., Class A	14,734,174	10,391,471
Bank of Communications Co. Ltd., Class H	9,256,000	5,226,176
Bank of Hangzhou Co. Ltd., Class A	3,465,493	8,567,667
Bank of Jiangsu Co. Ltd., Class A	7,431,088	6,594,097
Bank of Ningbo Co. Ltd., Class A	492,196	3,045,913
Bank of Shanghai Co. Ltd., Class A	9,162,632	11,849,481
BeiGene Ltd., ADR(a)	60,223	19,271,360
Beijing Capital International Airport Co. Ltd., Class H	6,144,000	4,791,739
Beijing Sinnet Technology Co. Ltd., Class A	991,973	2,914,754
Beijing Tiantan Biological Products Corp. Ltd., Class A	805,995	4,364,663
BOE Technology Group Co. Ltd., Class A	4,601,100	4,324,282
BYD Co. Ltd., Class H	295,500	7,511,921
CGN Power Co. Ltd., Class H(b)	50,121,000	11,048,478
China CITIC Bank Corp. Ltd., Class H	15,585,000	7,353,168
China Construction Bank Corp., Class A	2,455,784	2,751,451
China Construction Bank Corp., Class H	6,578,000	5,282,853
China Everbright Bank Co. Ltd., Class H	5,108,000	2,212,467
China Gas Holdings Ltd.	1,689,600	6,806,448
China Huishan Dairy Holdings Co. Ltd.(a)(c)	22,241,266	29
China Life Insurance Co. Ltd., Class H	1,327,000	2,798,600
China Mengniu Dairy Co. Ltd.	2,283,000	12,478,385
China Minsheng Banking Corp. Ltd., Class A	14,006,954	11,197,176
China National Medicines Corp. Ltd., Class A	485,100	2,844,788
China Petroleum & Chemical Corp., Class H	38,062,000	21,049,196
China Resources Beer Holdings Co. Ltd.	3,484,000	26,273,663
China Resources Gas Group Ltd.	1,886,000	9,421,065
China Shenhua Energy Co. Ltd., Class A	1,888,713	5,173,678
China Shenhua Energy Co. Ltd., Class H	1,032,000	1,960,938
China Tourism Group Duty Free Corp. Ltd., Class A	713,781	33,917,499
China Tower Corp. Ltd., Class H(b)	91,634,000	13,702,545
China Yangtze Power Co. Ltd., Class A	14,204,405	43,293,749
Dali Foods Group Co. Ltd.(b)	4,072,500	2,477,934
Daqin Railway Co. Ltd., Class A	9,588,133	9,662,339
ENN Energy Holdings Ltd.	827,300	12,680,357
Fiberhome Telecommunication Technologies Co. Ltd., Class A	752,682	2,223,251
Foshan Haitian Flavouring & Food Co. Ltd., Class A	166,994	4,450,699
Fuyao Glass Industry Group Co. Ltd., Class A	859,903	6,283,542
GDS Holdings Ltd., ADR(a)	22,253	2,273,367
Giant Network Group Co. Ltd., Class A	1,065,453	2,773,859
GOME Retail Holdings Ltd.(a)(d)	99,154,000	29,142,828
Guangdong Haid Group Co. Ltd., Class A	1,019,288	12,505,443
Guangdong Investment Ltd.	24,914,000	44,577,893
Guangzhou Haige Communications Group Inc. Co., Class A	1,480,700	2,168,545
Haidilao International Holding Ltd.(b)	2,810,000	23,056,392

Security	Shares	Value

China (continued)
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	627,100	$12,271,430
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	4,998,000	25,449,541
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,101,394	7,825,518
Hengan International Group Co. Ltd.	1,995,000	13,810,322
Hengtong Optic-Electric Co. Ltd., Class A	1,255,800	2,486,464
Hualan Biological Engineering Inc., Class A	470,380	3,105,451
Huaxia Bank Co. Ltd., Class A	5,723,220	5,511,376
Iflytek Co. Ltd., Class A	602,400	4,481,848
Industrial & Commercial Bank of China Ltd., Class A	2,578,000	2,136,448
Industrial & Commercial Bank of China Ltd., Class H	55,436,000	36,160,050
Industrial Bank Co. Ltd., Class A	4,814,312	18,336,415
JD.com Inc., ADR(a)	461,780	43,347,289
Jiangsu Expressway Co. Ltd., Class H	13,144,000	15,266,482
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,412,831	22,195,914
Jinyu Bio-Technology Co. Ltd., Class A	759,204	2,441,694
Jointown Pharmaceutical Group Co. Ltd., Class A(a)	1,206,378	3,140,751
Kingdee International Software Group Co. Ltd.(d)	2,215,000	7,952,168
Kweichow Moutai Co. Ltd., Class A	23,690	7,760,775
Laobaixing Pharmacy Chain JSC, Class A	258,842	2,868,100
Lenovo Group Ltd.(d)	18,274,000	23,109,430
Meituan, Class B(a)(b)	1,013,000	44,399,183
Microport Scientific Corp.	597,000	3,513,191
NetEase Inc., ADR	116,796	12,830,041
New Oriental Education & Technology Group Inc., ADR(a)	148,545	26,384,563
PetroChina Co. Ltd., Class A	3,026,500	2,036,396
PetroChina Co. Ltd., Class H	36,150,000	12,955,068
Pinduoduo Inc., ADR(a)	177,918	30,452,445
Ping An Insurance Group Co. of China Ltd., Class H	728,500	8,949,712
Postal Savings Bank of China Co. Ltd., Class H(b)	38,296,000	28,484,975
SAIC Motor Corp. Ltd., Class A	1,097,644	3,599,610
Sangfor Technologies Inc., Class A	106,800	4,372,638
SDIC Power Holdings Co. Ltd., Class A	4,378,472	5,642,143
Shandong Gold Mining Co. Ltd., Class A	2,338,468	8,015,212
Shandong Gold Mining Co. Ltd., Class H(b)	820,000	1,655,359
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,840,000	4,876,511
Shanghai Jahwa United Co. Ltd., Class A(a)	432,000	3,065,404
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	11,832,142	9,477,546
Shanghai M&G Stationery Inc., Class A	348,600	4,177,379
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,860,300	5,243,217
Shanghai Pudong Development Bank Co. Ltd., Class A	6,793,068	11,049,474
Shenzhen International Holdings Ltd.	1,874,000	3,101,853
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	90,700	5,850,845
Shenzhou International Group Holdings Ltd.	1,935,700	40,199,459
Sichuan Chuantou Energy Co. Ltd., Class A	2,828,657	4,683,980
Sino Biopharmaceutical Ltd.	6,824,000	7,591,654
Sinopec Shanghai Petrochemical Co. Ltd., Class A	3,651,264	2,084,875
Sinopharm Group Co. Ltd., Class H	1,886,000	4,415,137
Songcheng Performance Development Co. Ltd., Class A	1,679,959	5,224,068
Sun Art Retail Group Ltd.(d)	8,684,000	7,500,345
Suning.com Co. Ltd., Class A	2,412,279	2,605,917
TAL Education Group, ADR(a)	235,107	18,230,197
Tencent Holdings Ltd.	439,200	37,508,943
Tencent Music Entertainment Group, ADR(a)(d)	231,056	5,942,760
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	344,800	2,073,105

S C H E D U L E O F I N V E S T M E N T S	23

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Topchoice Medical Corp., Class A(a)	206,899	$8,461,343
TravelSky Technology Ltd., Class H	1,368,000	3,452,911
Uni-President China Holdings Ltd.	2,035,000	2,444,933
Vipshop Holdings Ltd., ADR(a)	109,128	4,072,657
Want Want China Holdings Ltd.	3,476,000	2,509,311
Wens Foodstuffs Group Co. Ltd., Class A	670,289	1,879,542
WuXi AppTec Co. Ltd., Class H(b)	462,720	9,645,281
Xiaomi Corp., Class B(a)(b)	6,380,600	20,809,836
Yum China Holdings Inc.	780,674	46,715,532
Yunnan Baiyao Group Co. Ltd., Class A	376,367	7,597,794
Zhaojin Mining Industry Co. Ltd., Class H	11,232,500	11,366,656
Zhejiang Supor Co. Ltd., Class A	184,285	2,141,510
Zhongjin Gold Corp. Ltd., Class A	2,583,068	3,715,239
Zhongsheng Group Holdings Ltd.	904,000	5,593,663
Zhuzhou CRRC Times Electric Co. Ltd., Class H	575,100	2,502,095
Zijin Mining Group Co. Ltd., Class A	8,686,300	16,340,810
ZTE Corp., Class H(d)	1,330,400	3,392,307
ZTO Express Cayman Inc., ADR	510,952	17,239,521

		1,439,467,375

Czech Republic — 0.2%
CEZ AS	101,070	2,479,302
Komercni Banka AS(a)	216,875	6,818,530

		9,297,832

Egypt — 0.3%
Commercial International Bank Egypt SAE	2,771,747	11,009,309

Greece — 0.3%
Hellenic Telecommunications Organization SA	658,685	10,185,780
JUMBO SA	143,756	2,376,568

		12,562,348

Hungary — 0.7%
OTP Bank Nyrt(a)	145,358	6,646,278
Richter Gedeon Nyrt	796,136	22,854,673

		29,500,951

India — 10.7%
Asian Paints Ltd.	839,257	26,007,431
Bajaj Auto Ltd.	201,013	10,391,074
Britannia Industries Ltd.	339,468	15,539,028
Cipla Ltd.	306,724	3,285,121
Colgate-Palmolive India Ltd.	131,768	2,835,294
Dabur India Ltd.	2,888,042	19,772,388
Divi’s Laboratories Ltd.	66,025	3,021,687
Dr. Reddy’s Laboratories Ltd.	197,517	11,897,923
Eicher Motors Ltd.	437,240	14,866,814
HCL Technologies Ltd.	2,964,018	36,682,672
Hindustan Unilever Ltd.	974,386	28,270,255
Housing Development Finance Corp. Ltd.	308,095	10,646,750
Infosys Ltd.	3,327,454	56,750,331
Ipca Laboratories Ltd.	213,538	5,374,555
ITC Ltd.	792,378	2,198,085
Lupin Ltd.	351,703	4,873,876
Marico Ltd.	2,840,477	15,366,832
Maruti Suzuki India Ltd.	26,207	2,448,679
MRF Ltd.	12,392	14,249,181
Nestle India Ltd.	30,557	6,695,470
Page Industries Ltd.	37,223	14,225,660
Petronet LNG Ltd.	2,407,133	8,357,896
Pidilite Industries Ltd.	171,947	3,944,942
Power Grid Corp. of India Ltd.	1,933,118	5,637,439

Security	Shares	Value

India (continued)
Reliance Industries Ltd.	398,813	$11,319,918
Sun Pharmaceutical Industries Ltd.	635,307	5,140,553
Tata Consultancy Services Ltd.	1,013,192	39,905,853
Tech Mahindra Ltd.	1,498,947	18,742,702
Titan Co. Ltd.	517,869	9,914,811
Wipro Ltd.	6,023,959	33,634,488

		441,997,708

Kuwait — 1.5%
Mobile Telecommunications Co. KSC	16,856,606	34,921,830
National Bank of Kuwait SAKP	10,268,461	27,991,014

		62,912,844

Malaysia — 4.5%
DiGi.Com Bhd	11,723,400	10,716,882
Fraser & Neave Holdings Bhd	1,072,900	8,286,313
HAP Seng Consolidated Bhd	1,697,600	3,569,259
Hong Leong Bank Bhd	3,626,800	16,129,067
IHH Healthcare Bhd	12,796,400	16,060,707
IOI Corp. Bhd	1,875,700	1,983,446
Kuala Lumpur Kepong Bhd	2,089,300	12,130,587
Malayan Banking Bhd	19,895,600	39,471,691
Maxis Bhd(d)	6,641,300	7,793,990
Nestle Malaysia Bhd	522,400	17,798,384
Petronas Chemicals Group Bhd	4,306,100	7,904,712
Petronas Dagangan Bhd	1,026,500	5,072,267
PPB Group Bhd	2,727,200	12,694,366
Public Bank Bhd	11,479,900	11,798,983
Tenaga Nasional Bhd	4,611,000	11,506,140
Westports Holdings Bhd	3,089,000	3,113,804

		186,030,598

Mexico — 0.6%
Gruma SAB de CV, Class B	284,750	3,105,076
Wal-Mart de Mexico SAB de CV	7,994,600	22,817,136

		25,922,212

Pakistan — 0.1%
MCB Bank Ltd.	1,921,220	2,225,018

Peru — 0.7%
Cia. de Minas Buenaventura SAA, ADR(a)	348,178	3,850,849
Credicorp Ltd.	165,590	26,496,056

		30,346,905

Philippines — 2.1%
Aboitiz Power Corp.	14,856,000	7,409,629
Bank of the Philippine Islands	7,535,968	13,823,189
BDO Unibank Inc.	8,733,573	18,989,941
Globe Telecom Inc.	358,965	14,988,934
International Container Terminal Services Inc.	3,585,410	8,860,071
Manila Electric Co.	1,385,830	7,740,312
Metropolitan Bank & Trust Co.	4,332,233	4,526,880
SM Investments Corp.	112,155	2,332,325
Universal Robina Corp.	2,249,300	5,919,943

		84,591,224

Poland — 0.1%
Cyfrowy Polsat SA	514,753	3,952,410

Qatar — 2.1%
Masraf Al Rayan QSC	22,295,262	26,173,959
Qatar Electricity & Water Co. QSC	4,129,135	19,457,008
Qatar Fuel QSC	1,056,190	4,828,167
Qatar Islamic Bank SAQ	3,405,110	14,477,665

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar National Bank QPSC	4,264,165	$19,920,069

		84,856,868

Russia — 0.9%
Polymetal International PLC	384,876	7,662,666
Polyus PJSC	119,219	22,464,274
Rosneft Oil Co. PJSC	872,590	6,156,567

		36,283,507

Saudi Arabia — 7.7%
Abdullah Al Othaim Markets Co.	392,376	12,784,521
Advanced Petrochemical Co.	414,503	7,493,215
Al Rajhi Bank	1,575,892	38,236,548
Alinma Bank(a)	4,929,696	21,293,448
Bank AlBilad	999,455	8,780,707
Bank Al-Jazira	1,131,576	4,061,062
Bupa Arabia for Cooperative Insurance Co.(a)	414,540	13,197,194
Co for Cooperative Insurance (The)(a)	423,307	8,961,625
Dr Sulaiman Al Habib Medical Services Group Co.	99,495	3,156,887
Emaar Economic City(a)	927,963	2,278,773
Etihad Etisalat Co.(a)	2,962,365	22,668,944
Jarir Marketing Co.	632,040	28,817,182
Mobile Telecommunications Co.(a)	1,926,070	6,881,573
SABIC Agri-Nutrients Co.	762,773	19,809,116
Saudi Airlines Catering Co.	431,895	8,510,076
Saudi Basic Industries Corp.	968,458	27,526,363
Saudi Electricity Co.	1,581,711	8,890,139
Saudi Telecom Co.	2,058,735	65,212,030
Savola Group (The)	262,960	2,639,766
Yanbu National Petrochemical Co.	421,488	8,012,824

		319,211,993

South Korea — 7.7%
BGF retail Co. Ltd.	20,745	2,935,874
Celltrion Healthcare Co. Ltd.(a)	23,072	2,579,300
Celltrion Inc.(a)	23,247	6,155,748
CJ Logistics Corp.(a)	44,860	6,548,322
Coway Co. Ltd.	90,689	5,222,589
GS Retail Co. Ltd.	80,432	2,591,578
Hanon Systems	722,051	9,929,406
Hyundai Marine & Fire Insurance Co. Ltd.	188,517	3,674,697
Hyundai Mobis Co. Ltd.	11,398	3,073,960
Kakao Corp.	5,950	2,584,424
Kangwon Land Inc.(a)	242,647	5,226,575
Kia Motors Corp.	108,994	7,702,825
KMW Co. Ltd.(a)(d)	82,554	4,555,717
Korea Electric Power Corp.(a)	214,772	4,339,407
KT&G Corp.	385,989	26,900,702
LG Household & Health Care Ltd.	1,418	1,909,599
LG Uplus Corp.	343,589	3,608,678
NAVER Corp.	87,073	29,063,084
NCSoft Corp.	30,702	25,578,168
Netmarble Corp.(b)	56,219	6,179,837
Pearl Abyss Corp.(a)	52,543	13,534,441
S-1 Corp.	184,008	13,593,826
Samsung Biologics Co. Ltd.(a)(b)	8,129	5,426,569
Samsung Electronics Co. Ltd.	558,389	41,003,198
Samsung SDS Co. Ltd.	97,464	16,872,940
SK Hynix Inc.	155,878	19,632,165
SK Telecom Co. Ltd.	150,297	33,109,486
Yuhan Corp.	261,330	14,421,415

		317,954,530

Security	Shares	Value

Taiwan — 16.8%
Accton Technology Corp.	522,000	$4,919,666
Advantech Co. Ltd.	2,856,855	37,181,938
Asustek Computer Inc.	2,151,000	23,477,390
AU Optronics Corp.(a)	17,121,000	11,617,876
Cathay Financial Holding Co. Ltd.	3,569,034	5,375,495
Chicony Electronics Co. Ltd.	6,361,455	21,423,732
China Development Financial Holding Corp.	12,546,000	4,189,132
China Steel Corp.	4,407,000	3,916,103
Chunghwa Telecom Co. Ltd.	15,345,000	60,327,709
Compal Electronics Inc.	26,969,000	21,495,801
E.Sun Financial Holding Co. Ltd.	19,422,335	17,607,538
Far EasTone Telecommunications Co. Ltd.	17,182,000	38,123,960
First Financial Holding Co. Ltd.	70,340,900	52,656,234
Formosa Petrochemical Corp.	2,261,000	8,117,763
Formosa Plastics Corp.	2,413,840	8,449,848
Hua Nan Financial Holdings Co. Ltd.	58,336,563	38,014,850
Lite-On Technology Corp.	8,245,752	17,585,411
Mega Financial Holding Co. Ltd.	12,799,000	13,418,214
Pou Chen Corp.	3,280,000	3,556,449
Powertech Technology Inc.	970,000	3,482,632
President Chain Store Corp.	2,959,000	27,834,414
Quanta Computer Inc.	2,798,000	8,538,910
Synnex Technology International Corp.	11,981,000	21,228,340
Taiwan Business Bank	33,242,704	11,302,699
Taiwan Cooperative Financial Holding Co. Ltd.	77,340,599	55,397,000
Taiwan High Speed Rail Corp.	7,601,000	8,227,992
Taiwan Mobile Co. Ltd.	16,947,000	59,081,005
Taiwan Semiconductor Manufacturing Co. Ltd.	3,400,000	73,975,406
Uni-President Enterprises Corp.	3,031,000	7,312,924
United Microelectronics Corp.	5,255,000	10,226,048
WPG Holdings Ltd.	10,846,440	17,660,392

		695,722,871

Thailand — 4.9%
Advanced Info Service PCL, NVDR	6,538,400	35,172,459
Airports of Thailand PCL, NVDR	18,020,000	37,485,905
Bangkok Dusit Medical Services PCL, NVDR	37,344,000	24,276,388
Bangkok Expressway & Metro PCL, NVDR(d)	69,240,900	17,892,173
BTS Group Holdings PCL, NVDR	50,076,900	15,300,250
Bumrungrad Hospital PCL, NVDR	2,733,900	11,241,038
CP ALL PCL, NVDR(a)	14,980,200	28,971,289
Home Product Center PCL, NVDR	25,886,200	11,190,595
Intouch Holdings PCL, NVDR	6,752,700	12,236,454
Siam Cement PCL (The), NVDR	458,500	5,454,484
Thai Union Group PCL, NVDR(d)	7,761,600	3,531,934

		202,752,969

Turkey — 0.6%
BIM Birlesik Magazalar AS	2,275,674	20,277,979
Turkcell Iletisim Hizmetleri AS	1,855,669	3,964,998

		24,242,977

United Arab Emirates — 1.8%
Dubai Islamic Bank PJSC	3,707,679	4,794,652
Emirates Telecommunications Group Co. PJSC	7,724,459	41,848,749
First Abu Dhabi Bank PJSC	7,202,246	28,823,494

		75,466,895

Total Common Stocks — 99.3% (Cost: $3,120,022,714)		4,101,372,928

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Russia — 0.4%
Surgutneftegas PJSC, Preference Shares, NVS	28,045,600	$14,796,488

Total Preferred Stocks — 0.4% (Cost: $14,731,146)		14,796,488

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	66,446,371	66,486,239
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	21,290,000	21,290,000

		87,776,239

Total Short-Term Investments — 2.1% (Cost: $87,751,578)		87,776,239

Total Investments in Securities — 101.8% (Cost: $3,222,505,438)		4,203,945,655

Other Assets, Less Liabilities — (1.8)%		(73,647,149)

Net Assets — 100.0%		$4,130,298,506

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$54,438,073	$12,073,220	(a)	$—	$(17,933)	$(7,121)	$66,486,239	66,446,371	$609,705	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,040,000	14,250,000	(a)	—	—	—	21,290,000	21,290,000	3,855		—

					$(17,933)	$(7,121)	$87,776,239		$613,560		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts 2-Year U.S. Treasury Note	8	06/30/21	$1,767	$(448)
MSCI Emerging Markets E-Mini Index	134	03/19/21	8,965	8,629

				$8,181

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Min Vol Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

	Equity Contracts	Interest Rate Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$8,629	$—	$8,629

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$448	$448

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

	Equity Contracts	Interest Rate Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$1,657,540	$(40)	$1,657,500

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(138,170)	$(796)	$(138,966)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,910,012

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,898,619,930	$202,752,969	$29	$4,101,372,928
Preferred Stocks	14,796,488	—	—	14,796,488
Money Market Funds	87,776,239	—	—	87,776,239

	$4,001,192,657	$202,752,969	$29	$4,203,945,655

Derivative financial instruments(a)
Assets
Futures Contracts	$8,629	$—	$—	$8,629
Liabilities
Futures Contracts	(448)	—	—	(448)

	$8,181	$—	$—	$8,181

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.2%
Banco BTG Pactual SA	209,700	$3,824,460
BB Seguridade Participacoes SA	621,000	2,833,642
Hypera SA	340,000	1,999,838
Sul America SA	263,693	1,562,838
Telefonica Brasil SA	398,300	3,144,634
TIM SA	748,000	1,717,982

		15,083,394

China — 42.2%
3SBio Inc.(a)(b)	1,156,000	1,150,434
AECC Aero-Engine Control Co. Ltd., Class A	54,400	173,950
AK Medical Holdings Ltd.(a)	272,000	400,425
Alibaba Group Holding Ltd., ADR(b)	117,081	27,837,179
Anhui Conch Cement Co. Ltd., Class A	68,039	560,075
Anhui Conch Cement Co. Ltd., Class H	1,095,500	7,046,923
Apeloa Pharmaceutical Co. Ltd., Class A	68,000	263,926
Bank of Communications Co. Ltd., Class H	3,536,000	1,996,517
Beijing Capital International Airport Co. Ltd., Class H	1,632,000	1,272,806
Beijing Enterprises Holdings Ltd.	448,000	1,550,633
Bosideng International Holdings Ltd.	2,992,000	1,261,235
Brilliance China Automotive Holdings Ltd.	2,720,000	2,440,421
BYD Electronic International Co. Ltd.	599,500	3,342,427
C&S Paper Co. Ltd., Class A	81,600	268,606
Caitong Securities Co. Ltd., Class A	204,000	353,545
Chacha Food Co. Ltd., Class A	27,200	238,929
Changjiang Securities Co. Ltd., Class A	326,400	365,194
China Cinda Asset Management Co. Ltd., Class H	7,752,000	1,538,938
China CITIC Bank Corp. Ltd., Class H	7,752,000	3,657,476
China Communications Services Corp. Ltd., Class H	2,176,000	1,026,660
China Conch Venture Holdings Ltd.	1,460,000	6,493,197
China Everbright Ltd.	788,000	1,017,842
China Hongqiao Group Ltd.(c)	1,564,000	1,939,539
China Lesso Group Holdings Ltd.	952,000	1,759,838
China Longyuan Power Group Corp. Ltd., Class H	2,815,000	4,187,654
China Medical System Holdings Ltd.	1,224,000	1,912,364
China Meidong Auto Holdings Ltd.	476,000	1,810,154
China Minsheng Banking Corp. Ltd., Class H	5,100,000	3,043,952
China National Building Material Co. Ltd., Class H	3,496,000	5,299,872
China Power International Development Ltd.	3,915,000	837,773
China Resources Cement Holdings Ltd.	2,176,000	2,591,895
China Resources Pharmaceutical Group Ltd.(a)(c)	1,360,000	867,822
China Resources Power Holdings Co. Ltd.	1,632,000	1,899,741
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	54,400	219,788
China Taiping Insurance Holdings Co. Ltd.	1,441,600	3,107,189
China Traditional Chinese Medicine Holdings Co. Ltd.	2,448,000	1,467,408
Chongqing Brewery Co. Ltd., Class A	23,497	437,823
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,176,000	959,338
COSCO SHIPPING Ports Ltd.	1,632,000	1,186,549
Country Garden Services Holdings Co. Ltd.	1,181,000	9,713,085
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	40,800	213,827
Dali Foods Group Co. Ltd.(a)	1,836,000	1,117,124
Daqin Railway Co. Ltd., Class A	791,428	797,553
Dongfeng Motor Group Co. Ltd., Class H	2,448,000	2,253,182
Far East Horizon Ltd.	1,768,000	1,900,793
First Capital Securities Co. Ltd., Class A	231,200	282,941
Fujian Sunner Development Co. Ltd., Class A	68,000	302,229
Fuyao Glass Industry Group Co. Ltd., Class H	350,000	2,147,641
G-Bits Network Technology Xiamen Co. Ltd., Class A	3,700	178,186

Security	Shares	Value

China (continued)
GF Securities Co. Ltd., Class H	1,142,400	$1,619,935
Great Wall Motor Co. Ltd., Class H	2,720,000	7,906,824
GSX Techedu Inc., ADR(b)(c)	68,408	7,035,763
Guangdong Kinlong Hardware Products Co. Ltd., Class A .	13,600	319,859
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	40,800	279,814
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A .	27,200	574,739
Guoyuan Securities Co. Ltd., Class A	244,800	301,851
Haitian International Holdings Ltd.	544,000	1,868,886
Hangzhou First Applied Material Co. Ltd., Class A	34,100	474,411
Hefei Meiya Optoelectronic Technology Inc., Class A	40,800	236,746
Heilongjiang Agriculture Co. Ltd., Class A	108,800	280,905
Henan Shuanghui Investment & Development Co. Ltd., Class A	149,670	1,063,421
Hesteel Co. Ltd., Class A(b)	258,400	88,129
Hithink RoyalFlush Information Network Co. Ltd., Class A	27,200	564,959
Hopson Development Holdings Ltd.	588,000	1,929,087
Hua Hong Semiconductor Ltd.(a)(b)	408,000	2,495,646
Hualan Biological Engineering Inc., Class A	95,200	628,511
Huaxin Cement Co. Ltd., Class A	68,000	234,962
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	40,800	124,984
Hunan Valin Steel Co. Ltd., Class A	326,420	294,188
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	462,400	424,590
Intco Medical Technology Co. Ltd., Class A	17,700	581,573
Jafron Biomedical Co. Ltd., Class A	40,887	495,262
Jiangxi Zhengbang Technology Co. Ltd., Class A	136,000	347,564
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	54,400	131,302
Joincare Pharmaceutical Group Industry Co. Ltd., Class A .	108,800	207,699
Joyoung Co. Ltd., Class A	40,800	188,452
Kingboard Holdings Ltd.	612,000	2,824,367
Kingboard Laminates Holdings Ltd.	952,000	1,624,843
Kingdee International Software Group Co. Ltd.	2,176,000	7,812,152
Kingfa Sci & Tech Co. Ltd., Class A	149,600	582,715
KWG Group Holdings Ltd.	1,156,000	1,752,475
Lee & Man Paper Manufacturing Ltd.	1,224,000	1,134,480
Lenovo Group Ltd.	6,396,000	8,088,427
Li Ning Co. Ltd.	1,873,000	10,527,152
Nine Dragons Paper Holdings Ltd.	1,457,000	2,351,530
Noah Holdings Ltd.(b)(c)	30,056	1,343,503
Northeast Securities Co. Ltd., Class A	149,600	204,320
PICC Property & Casualty Co. Ltd., Class H	5,985,000	4,528,860
Sanquan Food Co. Ltd., Class A	40,800	167,800
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	68,000	232,549
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	95,250	625,754
Shandong Sun Paper Industry JSC Ltd., Class A	149,600	407,485
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,176,000	3,736,369
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	27,200	408,723
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	707,200	1,296,368
Shanxi Taigang Stainless Steel Co. Ltd., Class A	180,400	107,463
Shenzhen International Holdings Ltd.	952,000	1,575,755
Shenzhen Investment Ltd.	2,720,000	978,272
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	54,400	324,477
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	68,000	246,296
Shimao Group Holdings Ltd.	1,088,000	3,583,492
Sinolink Securities Co. Ltd., Class A	176,800	351,971
Sinotruk Hong Kong Ltd.	612,000	1,952,600
SooChow Securities Co. Ltd., Class A	217,600	287,454

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
SSY Group Ltd.(c)	1,360,000	$724,062
Sun Art Retail Group Ltd.	1,224,000	1,057,165
Tangshan Jidong Cement Co. Ltd., Class A	81,600	190,153
Tencent Holdings Ltd.	338,500	28,908,873
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	163,200	102,758
Tingyi Cayman Islands Holding Corp.(c)	1,746,000	3,506,697
Topchoice Medical Corp., Class A(b)	17,100	699,322
Uni-President China Holdings Ltd.	1,088,000	1,307,168
Vinda International Holdings Ltd.(c)	319,000	951,981
Vipshop Holdings Ltd., ADR(b)	393,448	14,683,479
Wangfujing Group Co. Ltd., Class A	40,800	193,616
Want Want China Holdings Ltd.(c)	4,352,000	3,141,691
Weifu High-Technology Group Co. Ltd., Class A	54,400	193,259
Western Securities Co. Ltd., Class A	190,400	277,673
Wharf Holdings Ltd. (The)	816,000	1,924,987
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	108,800	472,653
Yadea Group Holdings Ltd.(a)	930,000	2,023,681
Yuexiu Property Co. Ltd.	6,256,000	1,387,113
Yum China Holdings Inc.	252,416	15,104,573
Zhejiang Expressway Co. Ltd., Class H	1,360,000	1,186,900
Zhejiang Semir Garment Co. Ltd., Class A	108,800	154,976
Zheshang Securities Co. Ltd., Class A	190,400	369,643
Zhongsheng Group Holdings Ltd.	504,000	3,118,591
Zhuzhou CRRC Times Electric Co. Ltd., Class H	476,000	2,070,939
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,196,800	1,823,584

		292,025,849

Hungary — 0.5%
Richter Gedeon Nyrt	125,800	3,611,340

India — 12.1%
ACC Ltd.	65,960	1,555,717
Apollo Hospitals Enterprise Ltd.	80,376	3,345,473
Aurobindo Pharma Ltd.	259,624	3,021,439
Balkrishna Industries Ltd.	77,792	1,649,315
Cipla Ltd.	392,224	4,200,856
Colgate-Palmolive India Ltd.	63,376	1,363,681
Divi’s Laboratories Ltd.	78,608	3,597,558
Dr. Reddy’s Laboratories Ltd.	103,088	6,209,760
HCL Technologies Ltd.	963,019	11,918,318
HDFC Asset Management Co. Ltd.(a)	46,920	1,875,268
Hero MotoCorp Ltd.	106,216	4,660,004
Indus Towers Ltd.	296,072	1,038,679
Infosys Ltd.	1,140,160	19,445,636
Ipca Laboratories Ltd.	61,880	1,557,463
Jubilant Foodworks Ltd.	70,584	2,876,669
Larsen & Toubro Infotech Ltd.(a)	46,512	2,278,509
Lupin Ltd.	136	1,885
REC Ltd.	788,461	1,453,854
Tech Mahindra Ltd.	457,114	5,715,713
Wipro Ltd.	1,013,970	5,661,453

		83,427,250

Indonesia — 0.4%
Gudang Garam Tbk PT(b)	421,600	1,080,646
Indofood Sukses Makmur Tbk PT	3,862,400	1,640,978

		2,721,624

Kuwait — 0.1%
Gulf Bank KSCP	1,348,984	962,764

Security	Shares	Value

Malaysia — 0.7%
AMMB Holdings Bhd	1,441,600	$1,125,499
Kossan Rubber Industries(c)	1,156,000	1,128,153
Sime Darby Bhd	2,420,800	1,357,682
Supermax Corp. Bhd	1,360,073	1,626,375

		5,237,709

Philippines — 0.6%
Globe Telecom Inc.	29,240	1,220,945
Megaworld Corp.	9,792,600	730,610
PLDT Inc.	76,160	2,021,725

		3,973,280

Qatar — 1.7%
Barwa Real Estate Co.	821,712	720,550
Commercial Bank PSQC (The)	1,759,442	2,039,325
Masraf Al Rayan QSC	3,144,237	3,691,239
Ooredoo QPSC	708,424	1,477,242
Qatar Electricity & Water Co. QSC	472,192	2,225,029
Qatar International Islamic Bank QSC	655,792	1,502,997

		11,656,382

Russia — 0.3%
Inter RAO UES PJSC	32,418,000	2,220,277

Saudi Arabia — 3.3%
Abdullah Al Othaim Markets Co.	39,848	1,298,340
Advanced Petrochemical Co.	92,616	1,674,274
Arab National Bank	529,584	2,733,701
Bank Al-Jazira	358,088	1,285,126
Banque Saudi Fransi	521,696	3,880,901
Bupa Arabia for Cooperative Insurance Co.(b)	53,584	1,705,887
Co for Cooperative Insurance (The)(b)	56,304	1,191,985
Jarir Marketing Co.	52,768	2,405,900
Riyad Bank	646,408	3,412,579
Saudi Airlines Catering Co.	33,592	661,898
Saudi Cement Co.	64,600	1,092,025
Saudi Industrial Investment Group	195,024	1,471,585

		22,814,201

South Africa — 6.5%
African Rainbow Minerals Ltd.	99,147	1,930,867
AngloGold Ashanti Ltd.	325,197	6,509,415
Aspen Pharmacare Holdings Ltd.(b)	342,584	3,221,992
Exxaro Resources Ltd.	220,320	2,488,850
Gold Fields Ltd.	782,680	6,499,661
Harmony Gold Mining Co. Ltd.(b)	480,624	1,820,794
Impala Platinum Holdings Ltd.	708,288	11,507,035
Kumba Iron Ore Ltd.	56,984	2,441,701
Mr. Price Group Ltd.	227,800	2,623,281
Rand Merchant Investment Holdings Ltd.	666,128	1,340,942
Reinet Investments SCA	131,920	2,461,549
Tiger Brands Ltd.	143,145	1,905,954

		44,752,041

South Korea — 10.5%
Coway Co. Ltd.	42,704	2,459,233
DB Insurance Co. Ltd.	43,520	1,603,674
E-MART Inc.	17,408	2,618,560
Hana Financial Group Inc.	137,147	4,522,738
Hankook Tire & Technology Co. Ltd.	65,960	2,797,502
Hyundai Marine & Fire Insurance Co. Ltd.	55,080	1,073,656
Kia Motors Corp.	233,763	16,520,500
Kumho Petrochemical Co. Ltd.(b)	16,320	3,064,993
LG Electronics Inc.	94,248	12,289,570

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Innotek Co. Ltd.	12,569	$2,226,285
LG Uplus Corp.	189,806	1,993,512
S-1 Corp.	15,171	1,120,777
Samsung Card Co. Ltd.	25,704	753,847
Samsung Electronics Co. Ltd.	201,654	14,807,704
Seegene Inc.	16,184	1,793,421
SK Telecom Co. Ltd.	12,906	2,843,111

		72,489,083

Taiwan — 15.8%
Asustek Computer Inc.	626,000	6,832,565
Chicony Electronics Co. Ltd.	499,169	1,681,072
Compal Electronics Inc.	3,672,000	2,926,789
Foxconn Technology Co. Ltd.	816,000	2,050,803
Inventec Corp.	2,312,000	2,058,616
Lite-On Technology Corp.	1,904,718	4,062,122
Micro-Star International Co. Ltd.	600,000	3,209,766
Nien Made Enterprise Co. Ltd.	143,000	2,002,334
Novatek Microelectronics Corp.	513,000	8,730,347
Pegatron Corp.	1,768,000	4,735,403
Phison Electronics Corp.	131,000	2,161,188
Pou Chen Corp.	2,040,000	2,211,938
Powertech Technology Inc.	657,000	2,358,855
Synnex Technology International Corp.	1,224,000	2,168,725
Taiwan Semiconductor Manufacturing Co. Ltd.	1,436,000	31,243,730
Unimicron Technology Corp.	1,051,000	3,679,113
United Microelectronics Corp.	10,301,000	20,045,389
Wistron Corp.	2,520,063	2,895,324
WPG Holdings Ltd.	1,415,160	2,304,192
Zhen Ding Technology Holding Ltd.	520,000	2,240,373

		109,598,644

Thailand — 0.7%
Delta Electronics Thailand PCL, NVDR	276,700	3,597,513
Krung Thai Bank PCL, NVDR	3,032,800	1,182,928

		4,780,441

Turkey — 0.2%
Haci Omer Sabanci Holding AS	808,112	1,141,684

United Arab Emirates — 0.7%
Abu Dhabi Islamic Bank PJSC	1,289,552	1,751,865
Emaar Properties PJSC(b)	3,116,032	2,960,661

		4,712,526

Total Common Stocks — 98.5% (Cost: $511,066,534)		681,208,489

Security	Shares	Value

Preferred Stocks

Brazil — 1.3%
Alpargatas SA, Preference Shares, NVS	163,200	$1,022,883
Cia. Paranaense de Energia, Preference Shares, NVS	91,100	957,579
Itausa SA, Preference Shares, NVS	3,916,838	6,993,036

		8,973,498

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	303,824	822,274

Total Preferred Stocks — 1.4% (Cost: $12,795,882)		9,795,772

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	13,380,042	13,388,070
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	820,000	820,000

		14,208,070

Total Short-Term Investments — 2.0% (Cost: $14,206,351)		14,208,070

Total Investments in Securities — 101.9% (Cost: $538,068,767)		705,212,331

Other Assets, Less Liabilities — (1.9)%		(13,391,076)

Net Assets — 100.0%		$691,821,255

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Multifactor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$7,386,667	$6,004,992	(a)	$—		$(3,219)	$(370)	$13,388,070	13,380,042	$51,313	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,110,000	—		(290,000	)(a)	—	—	820,000	820,000	399		—

						$(3,219)	$(370)	$14,208,070		$51,712		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	5	03/19/21	$335	$(12,332)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$12,332

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$80,751

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(84,007)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$461,667

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Emerging Markets Multifactor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$676,428,048	$4,780,441	$—	$681,208,489
Preferred Stocks	9,795,772	—	—	9,795,772
Money Market Funds	14,208,070	—	—	14,208,070

	$700,431,890	$4,780,441	$—	$705,212,331

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(12,332)	$—	$—	$(12,332)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
Newcrest Mining Ltd.	189,484	$3,614,651
Woolworths Group Ltd.	589,023	17,967,250

		21,581,901

Belgium — 0.4%
Etablissements Franz Colruyt NV	102,852	6,197,145
Proximus SADP	282,430	5,553,579
UCB SA	74,092	7,414,065

		19,164,789

Canada — 4.4%
Agnico Eagle Mines Ltd.	448,621	25,173,804
Barrick Gold Corp.	2,080,205	39,024,383
BCE Inc.	285,480	12,273,836
CGI Inc.(a)	185,372	13,910,222
Empire Co. Ltd., Class A, NVS	112,195	3,134,547
Franco-Nevada Corp.	353,919	38,092,419
Intact Financial Corp.	260,698	29,290,429
Kirkland Lake Gold Ltd.	77,520	2,548,485
Loblaw Companies Ltd.	158,073	7,657,675
Metro Inc.	120,695	5,043,259
Rogers Communications Inc., Class B, NVS	120,476	5,246,321
Shaw Communications Inc., Class B, NVS	243,817	4,265,835
TELUS Corp.	786,753	15,846,921
Thomson Reuters Corp.	152,809	13,361,735
Waste Connections Inc.	123,737	12,087,867

		226,957,738

Chile — 0.2%
Banco de Chile	82,346,458	9,030,930

China — 4.3%
Agricultural Bank of China Ltd., Class A	8,265,199	4,158,206
Agricultural Bank of China Ltd., Class H	7,048,000	2,562,133
Alibaba Group Holding Ltd., ADR(a)	21,681	5,154,875
Alibaba Pictures Group Ltd.(a)	22,610,000	3,147,827
Anhui Conch Cement Co. Ltd., Class A	446,300	3,673,795
Bank of Communications Co. Ltd., Class A	4,368,800	3,081,154
Bank of Communications Co. Ltd., Class H	5,977,000	3,374,768
BeiGene Ltd., ADR(a)(b)	37,950	12,144,000
China Conch Venture Holdings Ltd.	1,961,500	8,723,565
China Construction Bank Corp., Class H	11,912,000	9,566,638
China Huishan Dairy Holdings Co. Ltd.(a)(c)	2,093,055	3
China Minsheng Banking Corp. Ltd., Class A	3,282,399	2,623,954
China Tourism Group Duty Free Corp. Ltd., Class A	217,600	10,339,933
China Tower Corp. Ltd., Class H(d)	38,640,000	5,778,056
China Yangtze Power Co. Ltd., Class A	2,071,100	6,312,526
CITIC Securities Co. Ltd., Class A	591,400	2,487,041
Guangdong Investment Ltd.	3,763,147	6,733,289
Hansoh Pharmaceutical Group Co. Ltd.(a)(d)	2,202,000	11,212,463
Industrial & Commercial Bank of China Ltd., Class A	5,983,251	4,958,457
Industrial & Commercial Bank of China Ltd., Class H	12,530,000	8,173,126
Jiangsu Expressway Co. Ltd., Class H	2,294,000	2,664,433
Jiangsu Hengrui Medicine Co. Ltd., Class A	596,200	9,366,445
Lenovo Group Ltd.	4,330,000	5,475,749
Postal Savings Bank of China Co. Ltd., Class H(d)	18,434,000	13,711,407
SF Holding Co. Ltd., Class A	428,100	6,934,323
Shenzhen International Holdings Ltd.	1,898,000	3,141,578
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	113,300	7,308,719
Tencent Holdings Ltd.	198,300	16,935,390

Security	Shares	Value

China (continued)
WuXi AppTec Co. Ltd., Class A	162,720	$3,608,048
Xiaomi Corp., Class B(a)(d)	7,262,400	23,685,759
ZTO Express Cayman Inc., ADR	427,593	14,426,988

		221,464,648

Denmark — 1.6%
Coloplast A/S, Class B	220,594	33,804,309
Novo Nordisk A/S, Class B	538,580	38,501,711
Tryg A/S	224,401	7,106,108

		79,412,128

Finland — 0.3%
Elisa OYJ	264,102	15,819,981

France — 0.9%
Hermes International	24,048	26,947,710
Orange SA	1,580,327	18,314,982

		45,262,692

Germany — 1.1%
Deutsche Telekom AG, Registered	2,814,069	51,338,223
Telefonica Deutschland Holding AG	1,916,876	5,142,016

		56,480,239

Hong Kong — 2.8%
CLP Holdings Ltd.	1,686,254	16,444,419
Hang Seng Bank Ltd.(b)	1,421,100	27,479,100
HK Electric Investments & HK Electric Investments Ltd.	. 4,938,500	4,838,328
HKT Trust & HKT Ltd.	7,046,000	9,573,481
Hong Kong & China Gas Co. Ltd.(b)	12,402,886	18,706,616
Jardine Matheson Holdings Ltd.	409,000	21,398,880
Jardine Strategic Holdings Ltd.	164,900	4,267,612
Link REIT	1,532,300	14,459,108
MTR Corp. Ltd.	2,885,000	17,312,194
PCCW Ltd.	7,950,000	4,560,514
Power Assets Holdings Ltd.	1,153,500	6,408,870

		145,449,122

India — 3.0%
Asian Paints Ltd.	317,558	9,840,690
Avenue Supermarts Ltd.(a)(d)	137,726	5,611,747
Bajaj Auto Ltd.	71,924	3,718,006
Bharat Petroleum Corp. Ltd.	731,175	4,476,003
Coal India Ltd.	2,284,792	4,732,195
Dabur India Ltd.	898,981	6,154,689
Dr. Reddy’s Laboratories Ltd.	68,999	4,156,325
Eicher Motors Ltd.	202,672	6,891,151
HCL Technologies Ltd.	1,006,687	12,458,753
Hero MotoCorp Ltd.	86,979	3,816,021
Hindustan Petroleum Corp. Ltd.	1,273,181	4,200,622
Hindustan Unilever Ltd.	176,903	5,132,558
Housing Development Finance Corp. Ltd.	170,379	5,887,738
Indian Oil Corp. Ltd.	3,433,226	4,580,905
Infosys Ltd.	573,689	9,784,370
ITC Ltd.	1,057,507	2,933,562
Larsen & Toubro Ltd.	225,767	4,431,774
Maruti Suzuki India Ltd.	76,296	7,128,799
MRF Ltd.	2,607	2,997,709
Petronet LNG Ltd.	1,287,321	4,469,755
Pidilite Industries Ltd.	283,045	6,493,839
Sun Pharmaceutical Industries Ltd.	459,916	3,721,386
Tata Consultancy Services Ltd.	269,029	10,596,049
Tech Mahindra Ltd.	411,175	5,141,296
Wipro Ltd.	528,108	2,948,666

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Wipro Ltd., ADR	1,115,854	$6,840,185
Yes Bank Ltd.(a)	17,274,523	3,702,439

		152,847,232

Indonesia — 0.4%
Bank Central Asia Tbk PT	8,326,500	19,617,562
Kalbe Farma Tbk PT	27,601,200	2,849,281

		22,466,843

Ireland — 0.4%
Kerry Group PLC, Class A	178,931	21,707,784

Israel — 0.4%
Azrieli Group Ltd.	54,202	3,298,555
Bank Hapoalim BM(a)	499,101	3,540,578
Bank Leumi Le-Israel BM	710,061	4,340,488
Check Point Software Technologies Ltd.(a)(b)	26,757	2,949,692
Nice Ltd.(a)	23,093	5,369,103

		19,498,416

Italy — 0.2%
DiaSorin SpA	46,760	9,217,383
Infrastrutture Wireless Italiane SpA(d)	217,342	2,272,721

		11,490,104

Japan — 11.9%
ABC-Mart Inc.	62,300	3,543,627
Ajinomoto Co. Inc.	241,200	4,797,286
ANA Holdings Inc.(a)	216,900	5,199,574
Asahi Intecc Co. Ltd.	82,200	2,357,058
Canon Inc.	1,100,500	23,680,273
Chugai Pharmaceutical Co. Ltd.	615,300	27,507,733
Daiwa House REIT Investment Corp.	2,085	5,471,804
East Japan Railway Co.	79,200	5,840,758
FUJIFILM Holdings Corp.	195,000	11,109,912
Hamamatsu Photonics KK	262,300	15,436,653
Hankyu Hanshin Holdings Inc.	76,000	2,521,682
Japan Post Bank Co. Ltd.	757,100	7,205,739
Japan Post Holdings Co. Ltd.	2,928,400	25,029,107
Japan Tobacco Inc.	128,000	2,312,746
KDDI Corp.	608,000	18,775,296
Keikyu Corp.	158,500	2,505,294
Keio Corp.	133,500	9,961,751
Keyence Corp.	59,100	28,046,705
Kintetsu Group Holdings Co. Ltd.	188,200	7,860,803
Kirin Holdings Co. Ltd.	125,400	2,458,212
Kyushu Railway Co.	278,200	7,238,318
Lawson Inc.	94,400	4,408,110
McDonald’s Holdings Co. Japan Ltd.	123,800	6,135,386
MEIJI Holdings Co. Ltd.	109,100	6,922,433
Mizuho Financial Group Inc.	1,082,500	15,840,224
MonotaRO Co. Ltd.	91,000	5,227,332
Nagoya Railroad Co. Ltd.	349,300	8,865,282
NEC Corp.	488,300	26,582,880
Nippon Paint Holdings Co. Ltd.	28,500	2,118,641
Nippon Prologis REIT Inc.	3,797	11,618,378
Nippon Telegraph & Telephone Corp.	1,182,500	30,611,367
Nissan Motor Co. Ltd.(a)	670,400	3,616,284
Nissin Foods Holdings Co. Ltd.	35,100	2,652,102
Nitori Holdings Co. Ltd.	86,900	16,211,165
Nomura Research Institute Ltd.	152,090	4,725,154
NTT Data Corp.	730,000	11,134,316
Obic Co. Ltd.	98,400	16,606,270

Security	Shares	Value

Japan (continued)
Odakyu Electric Railway Co. Ltd.	144,000	$4,210,250
Ono Pharmaceutical Co. Ltd.	132,700	3,567,231
Oracle Corp. Japan	72,100	7,308,804
Oriental Land Co. Ltd.	193,300	32,367,862
Pan Pacific International Holdings Corp.	579,000	13,559,273
Rinnai Corp.	67,600	6,839,947
Secom Co. Ltd.	314,500	27,234,625
Seibu Holdings Inc.	227,600	2,734,447
Seven & i Holdings Co. Ltd.	80,200	3,038,928
Shimamura Co. Ltd.	41,700	4,152,778
Shimano Inc.	12,800	2,860,597
Shionogi & Co. Ltd.	52,529	2,668,852
Softbank Corp.	2,150,100	29,081,041
Suntory Beverage & Food Ltd.	259,200	8,867,881
Sysmex Corp.	108,800	11,320,143
Takeda Pharmaceutical Co. Ltd.	126,000	4,236,268
Tobu Railway Co. Ltd.	353,400	10,050,704
Toho Co. Ltd.	168,000	6,307,490
Toyo Suisan Kaisha Ltd.	164,900	7,026,901
USS Co. Ltd.	147,700	2,805,940
Welcia Holdings Co. Ltd.	169,200	5,407,603
West Japan Railway Co.	198,300	12,124,331
Yamada Holdings Co. Ltd.	1,350,900	6,453,990
Yamazaki Baking Co. Ltd.	216,800	3,648,605

		610,010,146

Kuwait — 0.2%
Mobile Telecommunications Co. KSC	3,987,663	8,261,241
National Bank of Kuwait SAKP	964,873	2,630,168

		10,891,409

Malaysia — 0.7%
Hong Leong Bank Bhd(b)	1,209,600	5,379,320
IHH Healthcare Bhd(b)	2,091,100	2,624,531
Malayan Banking Bhd	3,134,800	6,219,257
Maxis Bhd(b)	3,337,500	3,916,770
Petronas Chemicals Group Bhd(b)	1,780,900	3,269,200
Petronas Dagangan Bhd	543,000	2,683,138
Public Bank Bhd	9,131,000	9,384,795

		33,477,011

Netherlands — 0.5%
Koninklijke Ahold Delhaize NV	644,688	17,090,286
Koninklijke KPN NV	1,788,458	5,878,608

		22,968,894

New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	196,350	4,175,907
Spark New Zealand Ltd.	2,215,458	7,393,843

		11,569,750

Norway — 0.2%
Telenor ASA	760,047	12,368,856

Peru — 0.1%
Credicorp Ltd.	19,329	3,092,833

Philippines — 0.2%
BDO Unibank Inc.	2,826,629	6,146,112
PLDT Inc.	143,670	3,813,829

		9,959,941

Qatar — 0.3%
Qatar Islamic Bank SAQ	563,328	2,395,128

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar National Bank QPSC	2,489,734	$11,630,805

		14,025,933

Russia — 0.4%
Polymetal International PLC	444,495	8,849,647
Polyus PJSC	58,225	10,971,258

		19,820,905

Saudi Arabia — 1.1%
Alinma Bank(a)	1,819,577	7,859,525
Arab National Bank	483,917	2,497,969
Bank AlBilad	408,152	3,585,817
Bank Al-Jazira	749,418	2,689,552
Jarir Marketing Co.	109,335	4,985,011
SABIC Agri-Nutrients Co.	323,467	8,400,396
Saudi Basic Industries Corp.	127,573	3,625,992
Saudi Telecom Co.	638,120	20,212,947
Yanbu National Petrochemical Co.	197,705	3,758,530

		57,615,739

Singapore — 0.6%
Oversea-Chinese Banking Corp. Ltd.(b)	542,100	4,480,468
Singapore Airlines Ltd.(a)(b)	1,123,200	4,206,615
Singapore Exchange Ltd.	500,400	3,759,492
Singapore Telecommunications Ltd.	10,785,300	19,061,033

		31,507,608

South Korea — 0.2%
SK Telecom Co. Ltd.	44,457	9,793,598

Sweden — 0.3%
Telefonaktiebolaget LM Ericsson, Class B	942,359	11,824,221
Telia Co. AB	730,320	2,965,585

		14,789,806

Switzerland — 5.1%
Chocoladefabriken Lindt & Spruengli AG, Registered	194	17,250,635
EMS-Chemie Holding AG, Registered	3,254	2,893,483
Givaudan SA, Registered	2,845	10,769,706
Kuehne + Nagel International AG, Registered	66,077	15,743,741
Nestle SA, Registered	574,320	60,267,757
Novartis AG, Registered	293,768	25,372,495
Partners Group Holding AG	8,146	9,812,452
Roche Holding AG, NVS	229,271	75,457,080
Sonova Holding AG, Registered(a)	32,525	8,363,879
Swiss Prime Site AG, Registered	87,976	8,269,919
Swisscom AG, Registered	48,133	24,271,197

		258,472,344

Taiwan — 4.4%
Advantech Co. Ltd.	722,482	9,403,096
Asustek Computer Inc.	1,318,000	14,385,495
AU Optronics Corp.(a)	12,859,000	8,725,791
Chang Hwa Commercial Bank Ltd.	9,687,481	5,930,223
Chicony Electronics Co. Ltd.	1,104,020	3,718,053
China Development Financial Holding Corp.	23,662,000	7,900,784
China Steel Corp.	9,262,000	8,230,302
Chunghwa Telecom Co. Ltd.	7,059,000	27,751,925
Compal Electronics Inc.	7,794,000	6,212,254
CTBC Financial Holding Co. Ltd.	4,060,000	2,915,358
E.Sun Financial Holding Co. Ltd.	9,488,490	8,601,898
Far EasTone Telecommunications Co. Ltd.	2,978,000	6,607,680
First Financial Holding Co. Ltd.	19,076,034	14,280,058
Formosa Petrochemical Corp.	876,000	3,145,140
Hua Nan Financial Holdings Co. Ltd.	15,551,074	10,133,812

Security	Shares	Value

Taiwan (continued)
Inventec Corp.	3,623,000	$3,225,937
Lite-On Technology Corp.	3,943,000	8,409,091
Mega Financial Holding Co. Ltd.	20,217,000	21,195,096
Nan Ya Plastics Corp.	1,131,000	2,952,112
Quanta Computer Inc.	4,337,000	13,235,616
Synnex Technology International Corp.	2,509,250	4,445,974
Taishin Financial Holding Co. Ltd.	9,933,084	4,618,380
Taiwan Cooperative Financial Holding Co. Ltd.	17,347,252	12,425,372
Taiwan Mobile Co. Ltd.	3,101,000	10,810,775
WPG Holdings Ltd.	2,991,760	4,871,244

		224,131,466

Thailand — 0.7%
Advanced Info Service PCL, NVDR	756,000	4,066,802
Airports of Thailand PCL, NVDR	5,674,300	11,803,900
Bangkok Dusit Medical Services PCL, NVDR	7,995,500	5,197,672
Bangkok Expressway & Metro PCL, NVDR(b)	13,722,900	3,546,062
BTS Group Holdings PCL, NVDR	12,074,600	3,689,214
Bumrungrad Hospital PCL, NVDR	743,000	3,055,010
Home Product Center PCL, NVDR	8,149,300	3,522,939

		34,881,599

United Arab Emirates — 0.3%
Emirates Telecommunications Group Co. PJSC	1,837,051	9,952,579
First Abu Dhabi Bank PJSC	794,367	3,179,068

		13,131,647

United Kingdom — 0.4%
Admiral Group PLC	99,388	4,290,913
AstraZeneca PLC	36,265	3,521,263
GlaxoSmithKline PLC	699,384	11,643,754

		19,455,930

United States — 51.1%
Accenture PLC, Class A	41,760	10,477,584
Activision Blizzard Inc.	207,044	19,795,477
Allstate Corp. (The)	221,368	23,597,829
Ameren Corp.	69,653	4,894,516
American Electric Power Co. Inc.	199,876	14,960,719
American Tower Corp.	59,624	12,886,535
American Water Works Co. Inc.	103,681	14,710,260
Amgen Inc.	18,896	4,250,088
Amphenol Corp., Class A	109,155	13,718,600
Anthem Inc.	24,021	7,282,927
Aon PLC, Class A	90,074	20,510,751
Arthur J Gallagher & Co.	65,243	7,816,111
AT&T Inc.	679,264	18,944,673
Automatic Data Processing Inc.	103,084	17,938,678
AutoZone Inc.(a)	14,265	16,546,259
Baxter International Inc.	172,131	13,372,857
Berkshire Hathaway Inc., Class B(a)	101,649	24,447,601
Black Knight Inc.(a)	293,596	22,515,877
Booz Allen Hamilton Holding Corp.	141,308	10,900,499
Bristol-Myers Squibb Co.	106,719	6,545,076
Broadridge Financial Solutions Inc.	129,069	18,391,042
Brown & Brown Inc.	238,687	10,955,733
Campbell Soup Co.	165,409	7,522,801
Cboe Global Markets Inc.	86,286	8,538,863
CH Robinson Worldwide Inc.	250,378	22,746,841
Chubb Ltd.	17,433	2,834,257
Church & Dwight Co. Inc.	225,833	17,784,349
Cisco Systems Inc.	738,378	33,131,021
Citrix Systems Inc.	213,622	28,535,627

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Clorox Co. (The)	146,632	$26,547,724
CME Group Inc.	81,340	16,243,598
CMS Energy Corp.	140,353	7,594,501
Cognizant Technology Solutions Corp., Class A	46,314	3,403,153
Colgate-Palmolive Co.	182,654	13,735,581
Comcast Corp., Class A	314,314	16,570,634
Consolidated Edison Inc.	621,678	40,813,161
Cooper Companies Inc. (The)	12,192	4,707,697
Costco Wholesale Corp.	28,222	9,341,482
Crown Castle International Corp.	154,022	23,988,927
Danaher Corp.	79,723	17,512,751
Dollar General Corp.	211,870	40,041,311
Dominion Energy Inc.	360,842	24,652,725
Domino’s Pizza Inc.	8,597	2,978,946
Duke Energy Corp.	424,359	36,320,887
Duke Realty Corp.	233,389	9,160,518
Ecolab Inc.	32,003	6,700,148
Electronic Arts Inc.	204,367	27,379,047
Eli Lilly & Co.	256,842	52,624,357
Erie Indemnity Co., Class A, NVS	18,275	4,424,378
Evergy Inc.	60,199	3,228,472
Eversource Energy	100,222	7,965,645
Extra Space Storage Inc.	137,135	17,237,870
F5 Networks Inc.(a)	40,932	7,776,261
Fidelity National Information Services Inc.	181,109	24,993,042
Fiserv Inc.(a)	231,764	26,738,613
General Mills Inc.	143,094	7,871,601
Genuine Parts Co.	49,430	5,207,451
Gilead Sciences Inc.	789,454	48,472,476
Henry Schein Inc.(a)	48,958	3,028,052
Hershey Co. (The)	211,372	30,786,332
Home Depot Inc. (The)	67,616	17,467,917
Hormel Foods Corp.	553,697	25,674,930
Humana Inc.	17,222	6,538,332
Intel Corp.	57,691	3,506,459
Intercontinental Exchange Inc.	73,295	8,085,171
International Business Machines Corp.	93,229	11,087,725
Intuit Inc.	22,422	8,747,719
Jack Henry & Associates Inc.	142,333	21,127,911
JM Smucker Co. (The)	89,388	10,011,456
Johnson & Johnson	325,890	51,640,529
Juniper Networks Inc.	120,833	2,812,992
Kellogg Co.	313,832	18,111,245
Keysight Technologies Inc.(a)	348,505	49,320,428
Kimberly-Clark Corp.	133,337	17,111,137
Kroger Co. (The)	869,630	28,010,782
L3Harris Technologies Inc.	91,408	16,628,029
Liberty Broadband Corp., Class C, NVS(a)	199,942	29,893,328
Lockheed Martin Corp.	38,617	12,753,264
Marsh & McLennan Companies Inc.	233,477	26,901,220
Masimo Corp.(a)(b)	16,387	4,108,713
Mastercard Inc., Class A	45,126	15,967,835
McCormick & Co. Inc./MD, NVS	264,834	22,320,210
McDonald’s Corp.	254,958	52,557,042
Medtronic PLC	220,517	25,793,874
Merck & Co. Inc.	732,596	53,201,122
Microsoft Corp.	41,388	9,617,743
Mondelez International Inc., Class A	96,676	5,139,296
Motorola Solutions Inc.	225,120	39,504,058
Newmont Corp.	1,060,207	57,654,057

Security	Shares	Value

United States (continued)
NextEra Energy Inc.	790,244	$58,067,129
Oracle Corp.	91,256	5,886,925
O’Reilly Automotive Inc.(a)	26,779	11,979,050
Palo Alto Networks Inc.(a)	18,539	6,642,709
Paychex Inc.	399,270	36,361,519
PepsiCo Inc.	380,736	49,187,284
Pfizer Inc.	479,631	16,062,842
Procter & Gamble Co. (The)	285,307	35,243,974
Progressive Corp. (The)	181,573	15,606,199
Public Storage	151,364	35,410,094
Regeneron Pharmaceuticals Inc.(a)(b)	116,214	52,362,542
RenaissanceRe Holdings Ltd.	94,485	15,777,105
Republic Services Inc.	414,369	36,916,134
Seagen Inc.(a)(b)	28,134	4,251,329
Southern Co. (The)	667,671	37,870,299
Starbucks Corp.	269,390	29,102,202
Stryker Corp.	23,848	5,787,671
Take-Two Interactive Software Inc.(a)	74,552	13,751,862
Target Corp.	73,886	13,553,648
TJX Companies Inc. (The)	286,976	18,937,546
T-Mobile U.S. Inc.(a)	190,139	22,810,976
Travelers Companies Inc. (The)	70,580	10,269,390
Tyler Technologies Inc.(a)	75,102	34,803,769
UnitedHealth Group Inc.	32,768	10,886,185
VeriSign Inc.(a)	41,909	8,131,603
Verizon Communications Inc.	1,293,567	71,534,255
Vertex Pharmaceuticals Inc.(a)	179,598	38,173,555
Visa Inc., Class A	254,391	54,030,105
Walmart Inc.	359,304	46,680,776
Walt Disney Co. (The)(a)	57,930	10,951,087
Waste Management Inc.	512,432	56,823,584
WEC Energy Group Inc.	439,132	35,411,604
Western Union Co. (The)	763,136	17,720,018
Xcel Energy Inc.	612,507	35,886,785
Zoom Video Communications Inc., Class A(a)	11,249	4,202,739

		2,612,969,810

Total Common Stocks — 99.7% (Cost: $4,411,862,143)		5,093,569,772

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	32,772,775	32,792,439
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	4,860,000	4,860,000

		37,652,439

Total Short-Term Investments — 0.7% (Cost: $37,637,060)		37,652,439

Total Investments in Securities — 100.4% (Cost: $4,449,499,203)		5,131,222,211

Other Assets, Less Liabilities — (0.4)%		(21,998,478)

Net Assets — 100.0%		$5,109,223,733

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Min Vol Factor ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$105,527,162	$—	$(72,695,459	)(a)	$68,159	$(107,423)	$32,792,439	32,772,775	$125,771	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,570,000	—	(8,710,000	)(a)	—	—	4,860,000	4,860,000	4,477		—

					$68,159	$(107,423)	$37,652,439		$130,248		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts 2-Year U.S. Treasury Note	8	06/30/21	$1,767	$(448)
MSCI EAFE Index	35	03/19/21	3,787	(66,167)
MSCI Emerging Markets E-Mini Index	26	03/19/21	1,740	(16,762)
S&P 500 E-Mini Index	38	03/19/21	7,237	26,850

				$(56,527)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Equity Contracts	Interest Rate Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$26,850	$—	$26,850

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Min Vol Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Equity Contracts	Interest Rate Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$82,929	$448	$83,377

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Equity Contracts	Interest Rate Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$4,993,603	$4,355	$4,997,958

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,119,145)	$(1,488)	$(2,120,633)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$23,728,703

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,058,688,170	$34,881,599	$3	$5,093,569,772
Money Market Funds	37,652,439	—	—	37,652,439

	$5,096,340,609	$34,881,599	$3	$5,131,222,211

Derivative financial instruments(a)
Assets
Futures Contracts	$26,850	$—	$—	$26,850
Liabilities
Futures Contracts	(83,377)	—	—	(83,377)

	$(56,527)	$—	$—	$(56,527)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2021

	iShares ESG Aware MSCI EM ETF	iShares MSCI Emerging Markets ex China ETF	iShares MSCI Emerging Markets Min Vol Factor ETF (Consolidated)	iShares MSCI Emerging Markets Multifactor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$6,952,176,983	$345,714,238	$4,116,169,416	$691,004,261
Affiliated(c)	43,133,742	65,013,767	87,776,239	14,208,070
Cash	59,798,648	9,878	448,279	268,549
Foreign currency, at value(d)	42,783,261	497,758	4,836,882	2,149,040
Cash pledged:
Futures contracts	1,150,000	96,000	584,000	115,000
Receivables:
Investments sold	324,578,880	1,558,534	2,774,307	3,350,078
Securities lending income — Affiliated	142,095	3,405	109,770	13,520
Capital shares sold	719,131	177,655	—	—
Dividends	15,073,912	542,625	6,691,702	1,482,742
Tax reclaims	13,106	—	38,469	757

Total assets	7,439,569,758	413,613,860	4,219,429,064	712,592,017

LIABILITIES
Collateral on securities loaned, at value	43,140,321	1,188,940	66,481,798	13,391,989
Deferred foreign capital gain tax	17,131,741	—	17,738,403	2,253,565
Payables:
Investments purchased	363,352,028	1,632,676	4,030,002	4,853,764
Variation margin on futures contracts	246,421	20,790	125,249	21,242
Bank borrowings	38,708,608	—	—	—
Investment advisory fees	1,388,663	47,893	754,960	248,508
Foreign taxes	18	18	146	1,694

Total liabilities	463,967,800	2,890,317	89,130,558	20,770,762

NET ASSETS	$6,975,601,958	$410,723,543	$4,130,298,506	$691,821,255

NET ASSETS CONSIST OF:
Paid-in capital	$5,705,576,780	$391,545,719	$4,168,362,155	$621,527,724
Accumulated earnings (loss)	1,270,025,178	19,177,824	(38,063,649)	70,293,531

NET ASSETS	$6,975,601,958	$410,723,543	$4,130,298,506	$691,821,255

Shares outstanding	160,600,000	7,100,000	66,100,000	13,600,000

Net asset value	$43.43	$57.85	$62.49	$50.87

Shares authorized	600 million	50 million	500 million	525 million

Par value	$0.001	$0.001	$0.001	$0.001

(a) Securities loaned, at value	$40,545,494	$1,100,301	$63,093,771	$12,981,266
(b) Investments, at cost — Unaffiliated	$5,472,569,820	$327,570,797	$3,134,753,860	$523,862,416
(c) Investments, at cost — Affiliated	$43,125,181	$60,865,627	$87,751,578	$14,206,351
(d) Foreign currency, at cost	$42,801,307	$505,847	$4,887,854	$2,158,822

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2021

iShares MSCI Global Min Vol Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,093,569,772
Affiliated(c)	37,652,439
Cash	287,014
Foreign currency, at value(d)	1,953,041
Cash pledged:
Futures contracts	787,000
Receivables:
Investments sold	12,173,243
Securities lending income — Affiliated	5,693
Dividends	7,323,921
Tax reclaims	3,723,227

Total assets	5,157,475,350

LIABILITIES
Collateral on securities loaned, at value	32,705,302
Deferred foreign capital gain tax	2,851,871
Payables:
Variation margin on futures contracts	111,176
Capital shares redeemed	11,727,455
Investment advisory fees	855,813

Total liabilities	48,251,617

NET ASSETS	$5,109,223,733

NET ASSETS CONSIST OF:
Paid-in capital	$4,524,367,678
Accumulated earnings	584,856,055

NET ASSETS	$5,109,223,733

Shares outstanding	54,200,000

Net asset value	$94.27

Shares authorized	500 million

Par value	$0.001

(a) Securities loaned, at value	$31,326,202
(b) Investments, at cost — Unaffiliated	$4,411,862,143
(c) Investments, at cost — Affiliated	$37,637,060
(d) Foreign currency, at cost	$1,960,009

See notes to financial statements.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2021

	iShares ESG Aware MSCI EM ETF	iShares MSCI Emerging Markets ex China ETF	iShares MSCI Emerging Markets Min Vol Factor ETF (Consolidated)	iShares MSCI Emerging Markets Multifactor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$38,719,159	$1,292,543	$23,699,180	$4,699,758
Dividends — Affiliated	3,715	14,874	3,855	399
Securities lending income — Affiliated — net	474,104	17,781	609,705	51,313
Foreign taxes withheld	(5,687,172)	(180,170)	(3,716,545)	(652,850)

Total investment income	33,509,806	1,145,028	20,596,195	4,098,620

EXPENSES
Investment advisory fees	6,802,362	201,888	14,269,174	1,388,799
Commitment fees	14,894	2,005	14,894	9,935
Mauritius income taxes	—	—	57,795	—
Interest expense	10,049	—	4,502	6,953

Total expenses	6,827,305	203,893	14,346,365	1,405,687

Less:
Investment advisory fees waived	—	(77,928)	(9,175,817)	—

Total expenses after fees waived	6,827,305	125,965	5,170,548	1,405,687

Net investment income	26,682,501	1,019,063	15,425,647	2,692,933

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(5,313,990)	(886,047)	(49,694,714)	(18,176,299)
Investments — Affiliated	(5,613)	(1,305)	(17,933)	(3,219)
In-kind redemptions — Unaffiliated	—	—	33,648,389	—
Futures contracts	1,429,810	51,864	1,657,500	80,751
Foreign currency transactions	(1,094,615)	(88,056)	(852,891)	(232,273)

Net realized loss	(4,984,408)	(923,544)	(15,259,649)	(18,331,040)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	1,024,334,734	15,286,613	523,892,657	112,295,095
Investments — Affiliated	(3,457)	3,400,071	(7,121)	(370)
Futures contracts	(628,557)	(58,012)	(138,966)	(84,007)
Foreign currency translations	(397,930)	(21,954)	(229,184)	(49,037)

Net change in unrealized appreciation (depreciation)	1,023,304,790	18,606,718	523,517,386	112,161,681

Net realized and unrealized gain	1,018,320,382	17,683,174	508,257,737	93,830,641

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,045,002,883	$18,702,237	$523,683,384	$96,523,574

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$317,920	$—	$15,698	$170,302
(b) Net of deferred foreign capital gain tax of	$(13,249,340)	$—	$(8,368,226)	$(1,462,133)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2021

iShares MSCI Global Min Vol Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated.	$52,174,618
Dividends — Affiliated	4,477
Securities lending income — Affiliated — net	125,771
Foreign taxes withheld	(3,350,371)

Total investment income	48,954,495

EXPENSES
Investment advisory fees	9,184,120
Commitment fees	14,894

Total expenses	9,199,014

Less:
Investment advisory fees waived	(3,446,110)

Total expenses after fees waived	5,752,904

Net investment income	43,201,591

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	12,283,633
Investments — Affiliated	68,159
In-kind redemptions — Unaffiliated	227,569,766
Futures contracts	4,997,958
Foreign currency transactions	296,627

Net realized gain	245,216,143

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(153,050,355)
Investments — Affiliated	(107,423)
Futures contracts	(2,120,633)
Foreign currency translations	(316,144)

Net change in unrealized appreciation (depreciation)	(155,594,555)

Net realized and unrealized gain	89,621,588

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$132,823,179

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$17,992
(b) Net of deferred foreign capital gain tax of	$(2,851,871)

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Aware MSCI EM ETF		iShares MSCI Emerging Markets ex China ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,682,501	$54,816,938	$1,019,063	$1,206,430
Net realized loss	(4,984,408)	(108,209,301)	(923,544)	(1,794,619)
Net change in unrealized appreciation (depreciation)	1,023,304,790	455,740,384	18,606,718	4,629,214

Net increase in net assets resulting from operations	1,045,002,883	402,348,021	18,702,237	4,041,025

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(47,724,442)	(36,825,677)	(1,319,057)	(1,107,668)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,323,843,426	2,616,414,670	319,734,571	42,923,974

NET ASSETS
Total increase in net assets	3,321,121,867	2,981,937,014	337,117,751	45,857,331
Beginning of period	3,654,480,091	672,543,077	73,605,792	27,748,461

End of period	$6,975,601,958	$3,654,480,091	$410,723,543	$73,605,792

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets (continued)

	iShares MSCI Emerging Markets Min Vol Factor ETF (Consolidated)		iShares MSCI Emerging Markets Multifactor ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,425,647	$124,983,100	$2,692,933	$12,451,056
Net realized loss	(15,259,649)	(198,697,474)	(18,331,040)	(27,860,761)
Net change in unrealized appreciation (depreciation)	523,517,386	21,443,063	112,161,681	73,705,006

Net increase (decrease) in net assets resulting from operations	523,683,384	(52,271,311)	96,523,574	58,295,301

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(65,389,721)	(130,476,146)	(7,222,380)	(12,464,595)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(576,253,470)	(986,258,750)	60,912,322	84,202,522

NET ASSETS
Total increase (decrease) in net assets	(117,959,807)	(1,169,006,207)	150,213,516	130,033,228
Beginning of period	4,248,258,313	5,417,264,520	541,607,739	411,574,511

End of period	$4,130,298,506	$4,248,258,313	$691,821,255	$541,607,739

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Global Min Vol Factor ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$43,201,591	$129,737,723
Net realized gain (loss)	245,216,143	(44,750,669)
Net change in unrealized appreciation (depreciation)	(155,594,555)	81,403,690

Net increase in net assets resulting from operations	132,823,179	166,390,744

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(48,253,196)	(142,389,395)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(900,163,983)	625,095,917

NET ASSETS
Total increase (decrease) in net assets	(815,594,000)	649,097,266
Beginning of period	5,924,817,733	5,275,720,467

End of period	$5,109,223,733	$5,924,817,733

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware MSCI EM ETF

	Six Months Ended						Period From
	02/28/21		Year Ended	Year Ended	Year Ended	Year Ended	06/28/16	(a)(b)
	(unaudited)		08/31/20	08/31/19	08/31/18 (a)	08/31/17 (a)	to 08/31/16

Net asset value, beginning of period	$35.93		$32.03	$33.65	$34.58	$28.23	$25.19

Net investment income(c)	0.20		0.89	0.91	0.94	0.85	0.16
Net realized and unrealized gain (loss)(d)	7.64		3.89	(1.85)	(1.17)	5.81	2.88

Net increase (decrease) from investment operations	7.84		4.78	(0.94)	(0.23)	6.66	3.04

Distributions(e)
From net investment income		(0.34)	(0.88)	(0.68)	(0.70)	(0.31)	—

Total distributions		(0.34)	(0.88)	(0.68)	(0.70)	(0.31)	—

Net asset value, end of period	$43.43		$35.93	$32.03	$33.65	$34.58	$28.23

Total Return
Based on net asset value	21.91	%(f)	15.11%	(2.76)%	(0.72)%	23.75%	12.09	%(f)

Ratios to Average Net Assets
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.42%	0.45	%(g)

Net investment income	0.98	%(g)	2.75%	2.76%	2.63%	2.73%	3.26	%(g)

Supplemental Data
Net assets, end of period (000)	$6,975,602		$3,654,480	$672,543	$329,753	$96,812	$5,645

Portfolio turnover rate(h)	18	%(f)	46%	34%	45%	29%	9	%(f)

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 24, 2018.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ex China ETF

	Six Months Ended					Period From
	02/28/21		Year Ended	Year Ended	Year Ended	07/18/17	(a)
	(unaudited)		08/31/20	08/31/19	08/31/18	to 08/31/17

Net asset value, beginning of period	$46.00		$46.25	$49.59	$51.14	$50.22

Net investment income(b)	0.35		1.46	1.62	1.10	0.13
Net realized and unrealized gain (loss)(c)	12.10		(0.05)	(3.83)	(1.80)	0.79

Net increase (decrease) from investment operations	12.45		1.41	(2.21)	(0.70)	0.92

Distributions(d)
From net investment income		(0.60)	(1.66)	(1.13)	(0.85)	—

Total distributions		(0.60)	(1.66)	(1.13)	(0.85)	—

Net asset value, end of period	$57.85		$46.00	$46.25	$49.59	$51.14

Total Return
Based on net asset value	27.13	%(e)	2.87%	(4.42)%	(1.41)%	1.83	%(e)

Ratios to Average Net Assets
Total expenses(f)	0.25	%(g)	0.36%	0.49%	0.49%	0.49	%(g)

Total expenses after fees waived(f)	0.16	%(g)	0.16%	0.26%	0.41%	0.41	%(g)

Net investment income	1.26	%(g)	3.24%	3.38%	2.09%	2.07	%(g)

Supplemental Data
Net assets, end of period (000)	$410,724		$73,606	$27,748	$9,919	$10,227

Portfolio turnover rate(h)(i)	4	%(e)	18%	10%	9%	0	%(e)(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(j)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Min Vol Factor ETF (Consolidated)

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$55.97		$56.84	$59.22		$58.01	$53.40	$50.98

Net investment income(a)	0.22		1.42	1.57		1.49	1.28	1.57
Net realized and unrealized gain (loss)(b)	7.24		(0.82)	(2.46)		1.23	4.48	2.13

Net increase (decrease) from investment operations	7.46		0.60	(0.89)		2.72	5.76	3.70

Distributions(c)
From net investment income		(0.94)	(1.47)	(1.49)		(1.51)	(1.15)	(1.28)

Total distributions		(0.94)	(1.47)	(1.49)		(1.51)	(1.15)	(1.28)

Net asset value, end of period	$62.49		$55.97	$56.84		$59.22	$58.01	$53.40

Total Return
Based on net asset value	13.43	%(d)	1.07%	(1.44	)%(e)	4.70%	11.11%	7.48%

Ratios to Average Net Assets
Total expenses	0.69	%(f)	0.70%	0.68%		0.67%	0.69%	0.71%

Total expenses after fees waived	0.25	%(f)	0.25%	0.25%		0.25%	0.25%	0.25%

Net investment income	0.75	%(f)	2.59%	2.71%		2.47%	2.40%	3.12%

Supplemental Data
Net assets, end of period (000)	$4,130,299		$4,248,258	$5,417,265		$4,666,697	$4,037,428	$4,379,041

Portfolio turnover rate(g)	12	%(d)	23%	24%		22%	23%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Multifactor ETF

	Six Months Ended								Period From
	02/28/21		Year Ended	Year Ended	Year Ended		Year Ended		12/08/15	(a)
	(unaudited)		08/31/20	08/31/19	08/31/18		08/31/17		to 08/31/16

Net asset value, beginning of period	$44.03		$40.35	$44.78	$46.04		$37.46		$33.82

Net investment income(b)	0.21		1.11	1.47	1.39		0.91		1.27
Net realized and unrealized gain (loss)(c)	7.18		3.73	(4.72)		(1.63)	8.53		2.50

Net increase (decrease) from investment operations	7.39		4.84	(3.25)		(0.24)	9.44		3.77

Distributions(d)
From net investment income		(0.55)	(1.16)	(1.18)		(1.02)		(0.86)		(0.13)

Total distributions		(0.55)	(1.16)	(1.18)		(1.02)		(0.86)		(0.13)

Net asset value, end of period	$50.87		$44.03	$40.35	$44.78		$46.04		$37.46

Total Return
Based on net asset value	16.88	%(e)	12.17%	(7.16)%		(0.65)%		25.80%	11.16	%(e)

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.45%	0.45%	0.45	%(g)	0.50	%(g)	0.65	%(f)(g)

Total expenses after fees waived	0.46	%(f)	0.45%	0.45%	0.42	%(g)	0.42	%(g)	0.49	%(f)(g)

Net investment income	0.87	%(f)	2.71%	3.55%		2.87%		2.24%	4.91	%(f)

Supplemental Data
Net assets, end of period (000)	$691,821		$541,608	$411,575	$291,071		$82,873		$29,969

Portfolio turnover rate(h)	27	%(e)	45%	53%	39	%(i)	36	%(i)	11	%(e)(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Min Vol Factor ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$93.16		$93.54	$87.04	$81.13	$75.82	$67.59

Net investment income(a)	0.71		2.13	2.16	1.82	1.84	1.79
Net realized and unrealized gain (loss)(b)	1.19		(0.18)	6.36	5.85	5.40	8.07

Net increase from investment operations	1.90		1.95	8.52	7.67	7.24	9.86

Distributions(c)
From net investment income		(0.79)	(2.33)	(2.02)	(1.76)	(1.93)	(1.63)

Total distributions		(0.79)	(2.33)	(2.02)	(1.76)	(1.93)	(1.63)

Net asset value, end of period	$94.27		$93.16	$93.54	$87.04	$81.13	$75.82

Total Return
Based on net asset value	2.04	%(d)	2.13%	9.99%	9.56%	9.75%	14.76%

Ratios to Average Net Assets
Total expenses	0.32	%(e)	0.32%	0.32%	0.31%	0.32%	0.32%

Total expenses after fees waived	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.50	%(e)	2.33%	2.45%	2.17%	2.40%	2.49%

Supplemental Data
Net assets, end of period (000)	$5,109,224		$5,924,818	$5,275,720	$3,342,400	$3,675,374	$3,267,688

Portfolio turnover rate(f)	14	%(d)	22%	21%	23%	24%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Aware MSCI EM	Diversified
MSCI Emerging Markets ex China	Diversified
MSCI Emerging Markets Min Vol Factor	Diversified
MSCI Emerging Markets Multifactor	Diversified
MSCI Global Min Vol Factor	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI Emerging Markets Min Vol Factor ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the Subsidiary as of period end were $424,401,349, which is 10.3% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

The iShares MSCI Emerging Markets Min Vol Factor ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Company (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Aware MSCI EM
Barclays Bank PLC	$24,082	$24,082		$—	$—
Citigroup Global Markets Inc.	15,149,452	15,149,452		—	—
JPMorgan Securities LLC	13,764,126	13,764,126		—	—
Macquarie Bank Limited	359,765	359,765		—	—
Morgan Stanley & Co. International PLC	10,178,116	10,178,116		—	—
Nomura Securities International Inc.	1,069,953	1,069,953		—	—

	$40,545,494	$40,545,494		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Emerging Markets ex China
BofA Securities, Inc	$125,344	$125,344		$—	$—
JPMorgan Securities LLC	11,668	11,668		—	—
Macquarie Bank Limited	150,218	150,218		—	—
Morgan Stanley & Co. LLC	813,071	813,071		—	—

	$1,100,301	$1,100,301		$—	$—

MSCI Emerging Markets Min Vol Factor
Barclays Capital Inc.	$203,188	$203,188		$—	$—
BofA Securities, Inc	1,344,520	1,344,520		—	—
Goldman Sachs & Co	1,491,737	1,491,737		—	—
JPMorgan Securities LLC	5,792,781	5,792,781		—	—
Macquarie Bank Limited	11,995,854	11,995,854		—	—
Morgan Stanley & Co. International PLC	104,530	104,530		—	—
Morgan Stanley & Co. LLC	42,161,161	42,161,161		—	—

	$63,093,771	$63,093,771		$—	$—

MSCI Emerging Markets Multifactor
Barclays Bank PLC	$3,049,708	$3,049,708		$—	$—
Credit Suisse Securities (USA) LLC	2,826,043	2,826,043		—	—
Jefferies LLC	375,755	375,755		—	—
JPMorgan Securities LLC	455,582	455,582		—	—
Macquarie Bank Limited	396,463	396,463		—	—
Morgan Stanley & Co. LLC	4,787,916	4,787,916		—	—
National Financial Services LLC	1,089,799	1,089,799		—	—

	$12,981,266	$12,981,266		$—	$—

MSCI Global Min Vol Factor
Barclays Bank PLC	$1,392,261	$1,392,261		$—	$—
Citigroup Global Markets Inc.	4,475,520	4,475,520		—	—
Credit Suisse Securities (USA) LLC	279,402	279,402		—	—
HSBC Bank PLC	960,927	960,927		—	—
JPMorgan Securities LLC	12,077,884	12,077,884		—	—
Macquarie Bank Limited	252,156	252,156		—	—
Morgan Stanley & Co. International PLC	1,777,773	1,777,773		—	—
Morgan Stanley & Co. LLC	10,110,279	10,110,279		—	—

	$31,326,202	$31,326,202		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

ESG Aware MSCI EM	0.25%
MSCI Emerging Markets ex China	0.25
MSCI Emerging Markets Multifactor	0.45

For its investment advisory services to the iShares MSCI Emerging Markets Min Vol Factor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

For its investment advisory services to the iShares MSCI Global Min Vol Factor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses.

For each of the iShares MSCI Emerging Markets Min Vol Factor and iShares MSCI Global Min Vol Factor ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2023 in order to limit each Fund’s total annual operating expenses after fee waiver to 0.25% and 0.20%, respectively, of average daily net assets.

For each of the iShares MSCI Emerging Markets ex China and iShares MSCI Emerging Markets Multifactor ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2022 and December 31, 2026, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Amounts waived

MSCI Emerging Markets ex China	$77,181
MSCI Emerging Markets Min Vol Factor	9,175,817
MSCI Global Min Vol Factor	3,446,110

BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). BFA had elected to implement a voluntary fee waiver in order to limit the iShares MSCI Emerging Markets ex China ETF’s total annual operating expenses after fee waivers to 0.24%. The voluntary waiver was discontinued after December 31, 2020.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

MSCI Emerging Markets ex China	$747

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

ESG Aware MSCI EM	$111,912
MSCI Emerging Markets ex China	4,736
MSCI Emerging Markets Min Vol Factor	148,571
MSCI Emerging Markets Multifactor	13,017
MSCI Global Min Vol Factor	43,082

Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Aware MSCI EM	$69,399,341	$58,147,303	$(5,714,591)
MSCI Emerging Markets ex China	10,620	346,356	(18,124)
MSCI Emerging Markets Min Vol Factor	68,103,670	966,409	147,799
MSCI Emerging Markets Multifactor	18,689,848	11,984,604	(650,817)
MSCI Global Min Vol Factor	191,626,074	39,914,604	(1,901,924)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

ESG Aware MSCI EM	$2,613,145,087	$967,798,968
MSCI Emerging Markets ex China	210,331,213	7,395,766
MSCI Emerging Markets Min Vol Factor	507,116,305	944,921,402
MSCI Emerging Markets Multifactor	209,249,103	165,875,296
MSCI Global Min Vol Factor	793,012,945	912,277,163

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Aware MSCI EM	$637,226,695	$—
MSCI Emerging Markets ex China	114,782,972	—
MSCI Emerging Markets Min Vol Factor	—	200,656,140
MSCI Emerging Markets Multifactor	12,249,836	—
MSCI Global Min Vol Factor	—	762,208,010

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

ESG Aware MSCI EM	$118,176,694
MSCI Emerging Markets ex China	1,902,762
MSCI Emerging Markets Min Vol Factor	939,409,730
MSCI Emerging Markets Multifactor	68,592,107
MSCI Global Min Vol Factor	308,064,673

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Aware MSCI EM	$5,589,879,809	$1,557,686,111	$(152,699,635)	$1,404,986,476
MSCI Emerging Markets ex China	388,904,471	29,357,419	(7,591,897)	21,765,522
MSCI Emerging Markets Min Vol Factor	3,271,012,758	1,138,721,344	(205,780,266)	932,941,078
MSCI Emerging Markets Multifactor	546,048,646	192,408,922	(33,257,569)	159,151,353
MSCI Global Min Vol Factor	4,486,670,222	861,222,653	(216,727,191)	644,495,462

9.	LINE OF CREDIT

The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Funds, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

During the six months ended February 28, 2021, the iShares MSCI Emerging Markets ex China ETF and iShares MSCI Global Min Vol Factor ETF did not borrow under the credit agreement.

For the six months ended February 28, 2021, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

ESG Aware MSCI EM	$38,705,000	$1,746,491	1.14%
MSCI Emerging Markets Min Vol Factor	20,108,000	777,657	1.15
MSCI Emerging Markets Multifactor	31,050,000	1,200,829	1.15

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future,

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware MSCI EM
Shares sold	58,900,000	$2,323,843,426	93,500,000	$3,029,376,010
Shares redeemed	—	—	(12,800,000)	(412,961,340)

Net increase	58,900,000	$2,323,843,426	80,700,000	$2,616,414,670

MSCI Emerging Markets ex China
Shares sold	5,500,000	$319,734,571	1,100,000	$47,047,530
Shares redeemed	—	—	(100,000)	(4,123,556)

Net increase	5,500,000	$319,734,571	1,000,000	$42,923,974

MSCI Emerging Markets Min Vol Factor
Shares sold	—	$—	400,000	$28,787,517
Shares redeemed	(9,800,000)	(576,253,470)	(19,800,000)	(1,015,046,267)

Net decrease	(9,800,000)	$(576,253,470)	(19,400,000)	$(986,258,750)

MSCI Emerging Markets Multifactor
Shares sold	1,300,000	$60,912,322	2,400,000	$97,057,223
Shares redeemed	—	—	(300,000)	(12,854,701)

Net increase	1,300,000	$60,912,322	2,100,000	$84,202,522

MSCI Global Min Vol Factor
Shares sold	—	$—	12,600,000	$1,142,022,589
Shares redeemed	(9,400,000)	(900,163,983)	(5,400,000)	(516,926,672)

Net increase (decrease)	(9,400,000)	$(900,163,983)	7,200,000	$625,095,917

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares, Inc. (the “Company”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Aware MSCI EM ETF, iShares MSCI Emerging Markets ex China ETF, iShares MSCI Emerging Markets Min Vol Factor ETF, iShares MSCI Emerging Markets Multifactor ETF and iShares MSCI Global Min Vol Factor ETF (the “Funds” or “ETFs”), each a series of the Company, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Company, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	61

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG Aware MSCI EM(a)	$0.254994	$—	$0.083958	$0.338952	75%	—%	25%	100%
MSCI Emerging Markets ex China(a)	0.247897	—	0.349250	0.597147	42	—	58	100
MSCI Emerging Markets Min Vol Factor(a)	0.849495	—	0.092720	0.942215	90	—	10	100
MSCI Emerging Markets Multifactor(a)	0.466699	—	0.080451	0.547150	85	—	15	100
MSCI Global Min Vol Factor(a)	0.672123	—	0.118913	0.791036	85	—	15	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	63

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-816-0221

(b) Not Applicable

Item 2 –	Code of Ethics.

Not applicable to this semi-annual report.

Item 3 –	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4 –	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5 –	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6 –	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10 –	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11 –	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13 –	Exhibits.

(a)(1) – Not applicable to this semi-annual report.

(a)(2) – Section 302 Certifications are attached.

(a)(3) – Not applicable.

(a)(4) – Not applicable.

(b) – Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: May 06, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: May 06, 2021

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: May 06, 2021